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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-4
REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933
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PRE-EFFECTIVE AMENDMENT NO.	/ /
POST-EFFECTIVE AMENDMENT NO. 10	/X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 497	/X/

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN

(Exact Name of Registrant)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

(Name of Depositor)

P.O. BOX 2999
HARTFORD, CT 06104-2999

(Address of Depositor's Principal Offices)

(860) 547-4390

(Depositor's Telephone Number, Including Area Code)

LISA PROCH
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999

(Name and Address of Agent for Service)
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APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.
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It is proposed that this filing will become effective:

/ /	immediately upon filing pursuant to paragraph (b) of Rule 485
/X/	on May 1, 2015 pursuant to paragraph (b) of Rule 485
/ /	60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /	on pursuant to paragraph (a)(1) of Rule 485
/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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HARTFORD LEADERS*
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 4/1/99)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 12/8/86)
PO BOX 14293
LEXINGTON, KY 40512-4293

1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)
www.thehartford.com/annuities

*This product was previously sold under various marketing names depending on which distribution partner sold the product and/or when the product was sold. These marketing names include: Series IV of Hartford Leaders, Hartford Leaders Access, Hartford Leaders Plus, Hartford Leaders Outlook and Huntington Hartford Leaders Outlook, Series I of Hartford Leaders Platinum and Hartford Leaders Platinum Outlook, Series III of Hartford Leaders / Chase, Series II of Huntington Hartford Leaders, Hartford Leaders Select, and Hartford Leaders Select Outlook, and Series I of Hartford Leaders Select Plus and Hartford Leaders Ultra.
The variable annuity product(s) described in this prospectus are no longer for sale. In 2013, We announced that The Hartford would no longer be selling or issuing annuity products and part of the company’s long-term strategy is to reduce the liabilities associated with in-force annuity contracts. However, we continue to administer the in force annuity contracts. This variable annuity prospectus describes a contract between each Owner and joint Owner (“you”) and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company (“us,” “we” or “our”). You should read the terms of your annuity contract, including any riders, as your contract contains the specific terms of the benefits, limitations, restrictions, costs and obligations regarding your annuity. This is an individual, deferred, flexible-premium variable annuity. This variable annuity allows you to allocate your Premium Payment among the following portfolio companies:

✓	AIM Variable Insurance Funds
✓	AllianceBernstein L.P.
✓	Fidelity Investments
✓	Franklin Templeton Investments
✓	Lord, Abbett & Co., Inc.
✓	MFS Investment Management
✓	OppenheimerFunds, Inc.
✓	Putnam Investments, LLC
✓	The Universal Institutional Funds, Inc.
✓	Huntington Funds
✓	J.P.Morgan Investment Management Inc.
✓	Wells Fargo Funds Management
Please see Appendix C (Fund Data) for additional information. This prospectus refers to several Contract options that differ most significantly in terms of sales charges, if any, and Mortality and Expense Risk charges. As used throughout this prospectus, the Access contract version has no sales charge; Core has a 7 year contingent deferred sales charge (CDSC); Outlook has a 4 year CDSC; and Plus is a bonus annuity with a 8 year CDSC. The amount of the bonus may be more than offset by additional charges. Because of these higher charges, there could be circumstances where you may be worse off if you purchased a bonus Contract than if you purchased other Contracts variations. The form of Contract selected is identified on your Contract. Not every contract variation was available from your Financial Intermediary.
Please read this prospectus carefully and keep it for your records and for future reference. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission (“SEC” or “Commission”). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn’t approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can be obtained free of charge from us by calling 1-800-862-6668 or from the SEC’s website (www.sec.gov).
Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax adviser. This product is not intended to provide tax, accounting or legal advice. Please consult with your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, accounting or legal advice concerning your situation.

NOT INSURED BY FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE
PROSPECTUS DATED: MAY 1, 2015
STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2015

1.	Highlights

a.	Overview
This Contract is closed to new investors. This is a deferred, flexible-premium variable annuity. A deferred variable annuity has an accumulation phase and a payout phase. You make investments during the accumulation phase. The value of your investments is used to set your benefits. At the end of the accumulation phase, we use that accumulated value to set the payments that we make during the payout phase. Generally speaking, the longer the accumulation phase, the greater your Contract Value will be for setting your benefits and annuity payouts.
This variable annuity provides:

✓	Tax-deferred investing (subject to possible IRS penalty)(Sections 5(c), 8 & 9)

✓	Professional money management (Section 3 & Appendix C)

✓	Guaranteed fixed or lifetime withdrawal benefits (Section 2, 5(d) & Appendices D - G)

✓	Optional death and/or withdrawal benefits (Section 6 & Appendices D - G)

✓	Death benefit protection (Sections 2, 5(e) & 6)

b.	Contract Versions

Sales Charge Type
Access	None
Core	7 Year - Contingent Deferred Sales Charge
Outlook	4 Year - Contingent Deferred Sales Charge
Plus	8 Year - Contingent Deferred Sales Charge
The form of Contract selected is identified on your contract. Not every variation of this variable annuity was available from your
Financial Intermediary. Other available variations for certain Financial Intermediaries are not described in this prospectus.

c.	Optional Features Previously Available

Optional Feature	General Purpose
MAV/MAV Plus*	Guaranteed Minimum Death Benefit that ratchets up based on performance
The Hartford's Principal First *	Guaranteed Minimum Withdrawal Benefit with periodic step-up rights
The Hartford's Lifetime Income Builder Selects*	Guaranteed Minimum Lifetime Withdrawal Benefit (aka Lifetime Withdrawal Feature) with limited annual step-up rights
The Hartford's Lifetime Income Builder Portfolios*	Guaranteed Minimum Lifetime Withdrawal Benefit (aka Lifetime Withdrawal Feature) with full annual step-up rights
The Hartford's Lifetime Income Builder II*	Guaranteed Minimum Lifetime Withdrawal Benefit with limited annuity step-up rights
The Hartford's Lifetime Income Foundation*	Guaranteed Minimum Lifetime Withdrawal Benefit

*	Closed to new investors.
For The Hartford’s Lifetime Income Builder Portfolios we require that your Contract Value be invested in one or more Programs and in an approved model portfolio, Funds, or other investment vehicles established from time to time.
For The Hartford’s Lifetime Income Builder Portfolios, The Hartford’s Lifetime Income Builder Selects, The Hartford’s Lifetime Income Builder II and The Hartford’s Lifetime Income Foundation, partial Surrenders taken prior to the Lifetime Income Eligibility Date or Eligible Withdrawal Year, or in excess of the available Lifetime Benefit Payment will reduce the Guaranteed Minimum Death Benefit by an amount greater than the amount withdrawn as a result of a proportionate reduction.
Optional features are subject to restrictions that may limit or eliminate the availability of these benefits. Optional features selected will be identified on your application and Contract. Not every optional feature may be available from your Financial Intermediary and may be subject to additional restrictions. For more information, see Section 6 & Appendices D - H.

c.	Investment Options (Section 3 & Appendix C)
You may invest in:

✓	Funds with different investment strategies, objectives and risk/reward profiles.

✓	In certain circumstances, you may also invest in a Fixed Accumulation Feature. Effective October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.

d.	Charges and Fees (Sections 2, 5(b) & 5(c))
You will pay the following types of fees:

✓	Sales charges (vary by Contract version)

✓	Contract expenses

✓	Optional rider fees (if selected)

✓	Fund expenses

f.	Commissions paid for selling this variable annuity (Section 7(f))
We pay a commission to your Financial Intermediary for selling this variable annuity. Commissions vary based on a variety of factors such as whether they are paid up front or over time, the type of variable annuity sold and your age. Maximum up-front commissions are:

Access	2%
Core	7%
Outlook	5.75%
Plus	6.5%

Surrender Offers
In 2013 and 2014 we made an Enhanced Surrender Value offers (“Offers”) to certain Contract Owners. The Offers provided you the option to fully surrender your Contract in return for an enhanced surrender value. The Offers are no longer available. We may make additional offers in the future that may be similar to the Offers or may be different than the Offers. We will notify you in writing if additional offers are available.

2.	Synopsis
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering your variable annuity. The first table describes the fees and expenses that you will pay at the time that you buy or Surrender this variable annuity. State premium taxes may also be deducted.
Contract Owner Transaction Expenses

	Access	Core	Outlook	Plus
Sales Charge Imposed on Purchases (as a percentage of Premium Payments)	None	None	None	None
$0 - $49,999
$50,000 - $99,999
$100,000 - $249,999
$250,000 - $499,999
$500,000 - $999,999
$1,000,000+
Contingent Deferred Sales Charge (1) (as a percentage of Premium Payments)	None
First Year		7%	7%	8%
Second Year		7%	6%	8%
Third Year		7%	5%	8%
Fourth Year		6%	4%	8%
Fifth Year		5%	0%	7%
Sixth Year		4%	0%	6%
Seventh Year		3%	0%	5%
Eighth Year		0%	0%	4%
Ninth Year		0%	0%	0%
Surrender Fee (as a percentage of amount Surrendered, if applicable)	None	None	None	None
Transfer Fee	None	None	None	None

(1)	Each Premium Payment has its own CDSC schedule.
Contract Owner Periodic Expenses
The next table describes the fees and expenses that you will pay periodically and on a daily basis (except as noted) during the time that you own the variable annuity, not including annual Fund fees and expenses.

	Access	Core	Outlook	Plus
Annual Maintenance Fee (2)	$30	$30	$30	$30
Separate Account Annual Expenses (as a percentage of average daily Contract Value)
Mortality and Expense Risk Charge	1.50%	1.05%	1.45%	1.45%
Administrative Charge	0.20%	0.20%	0.20%	0.20%
Total Separate Account Annual Expenses	1.70%	1.25%	1.65%	1.65%
Maximum Optional Charges (as a percentage of average daily Contract Value)
The Hartford’s Principal First Charge (3)(4)	0.75%	0.75%	0.75%	0.75%

(2)	Fee waived if Contract Value is $50,000 or more on your Contract Anniversary.

(3)	You may not own more than one of these optional riders at the same time.

(4)
Current rider charges are: The Hartford’s Lifetime Income Builder II - 0.75%, The Hartford’s Principal First - 0.75%. Current charges for The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder Portfolios (Single and Joint/Spousal Options) are 1.50%.

	Access	Core	Outlook	Plus
MAV/MAV Plus Charge	0.30%	0.30%	0.30%	0.30%
Total Separate Account Annual Expenses with optional benefit separate account charges	2.75%	2.30%	2.70%	2.70%
Maximum Optional Charges (3) (as a percentage of Payment Base (5)
The Hartford’s Lifetime Income Foundation (3)	0.30%	0.30%	0.30%	0.30%
The Hartford’s Lifetime Income Builder II (3)(4)	0.75%	0.75%	0.75%	0.75%
The Hartford’s Lifetime Income Builder Selects (3)(4) - Single Life Option	1.50%	1.50%	1.50%	1.50%
- Joint/Spousal Life Option	1.50%	1.50%	1.50%	1.50%
The Hartford’s Lifetime Income Builder Portfolios (3)(4) - Single Life Option	1.50%	1.50%	1.50%	1.50%
- Joint/Spousal Life Option	1.50%	1.50%	1.50%	1.50%
(5)    Payment Base is defined in the Glossary and described further in applicable optional riders.
The next item shows the minimum and maximum Total Annual Fund Operating Expenses charged by the Funds that you may pay on a daily basis during the time that you own this variable annuity. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses. (6)	0.43%	2.30%
(6) Please see Appendix C for additional information.

EXAMPLE
This Example is intended to help you compare the cost of investing in this variable annuity with the cost of investing in other variable annuities. Let’s say, hypothetically, that your annual investment return is 5% and that your fees and expenses today were as high as possible including the election of the optional MAV/MAV Plus Death Benefit at the highest possible charge of .30% and The Hartford’s Lifetime Income Builder Portfolios optional benefit rider at the highest possible charge of 1.50%. The example illustrates the effect of fees and expenses that you could incur (other than taxes). Your actual fees and expenses may vary. For every $10,000 invested (excluding Payment Enhancements, if any), here’s how much you would pay under each of the three scenarios posed:

(1)	If you Surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Core	$1,212	$2,344	$3,289	$5,623
Access	$622	$1,849	$3,054	$5,971
Plus	$1,339	$2,538	$3,631	$5,933
Outlook	$1,249	$2,274	$3,032	$5,933

(2)	If you annuitize at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Core	$395	$1,538	$2,669	$5,441
Access	$441	$1,668	$2,873	$5,790
Plus	$436	$1,654	$2,851	$5,752
Outlook	$436	$1,654	$2,851	$5,752

(3)	If you do not Surrender your Contract:

	1 year	3 years	5 years	10 years
Core	$576	$1,720	$2,851	$5,623
Access	$622	$1,849	$3,054	$5,971
Plus	$617	$1,835	$3,032	$5,933
Outlook	$617	$1,835	$3,032	$5,933

Financial Information
When Premium Payments (and any applicable Payment Enhancements) are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments (and any applicable Payment Enhancements), minus any Premium Taxes, by the Accumulation Unit Value for that day. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us. See Appendix B - Accumulation Unit Values for additional information. You can find financial statements for us and the Separate Account in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your Registered Representative or contact us.
Available Information
We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.
You may read or copy these reports at the SEC’s Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting at the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

3.	General Information
The Company
We are a stock life insurance company. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in Puerto Rico, the District of Columbia, and all states of the United States except New York. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life and Annuity Insurance Company is a subsidiary of Hartford Life Insurance Company. Our corporate offices are located in Simsbury, Connecticut. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc.
All guarantees under the Contract are subject to each issuing company’s financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with the SEC (Hartford Life Insurance Company only) and/or state insurance departments. For example, Hartford Life Insurance Company files annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above. You may read or copy these reports at the SEC’s Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.thehartford.com/annuities or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
The General Account
The Fixed Accumulation Feature (including amounts invested in the DCA Plus program) are part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account. Effective October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.
The Separate Account
We set aside and invest the assets of some of our annuity contracts, including these Contracts, in a Separate Account. These Separate Accounts are registered as unit investment trusts under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of “Separate Account” under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate Accounts:

•	hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract;

•	are not subject to the liabilities arising out of any other business we may conduct;

•	are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts;

•	may be subject to liabilities of other variable annuity contracts offered by this Separate Account which are not described in this prospectus; and

•	are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.
We do not guarantee the investment results of the Separate Account.

The Funds
At the time you purchase your Contract, you may allocate your Deposit to Sub-Accounts. These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution charges and operating expenses. “Master-feeder” or “fund of funds” (“feeder funds”) invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Please contact us to obtain a copy of the prospectuses for each Fund (or for any feeder funds). Read these prospectuses carefully before investing. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all Contract classes. Please see Appendix C for additional information.
Mixed and Shared Funding — Fund shares may be sold to our other Separate Accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as mixed and shared funding. As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other Contract Owners investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying Fund.
Voting Rights — We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds’ shareholder meetings. To the extent required by federal securities laws or regulations, we will:

•	notify you of any Fund shareholders’ meeting if the shares held for your Contract may be voted;

•	send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract;

•	arrange for the handling and tallying of proxies received from Owners;

•	vote all Fund shares attributable to your Contract according to instructions received from you, and

•	vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.
If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which Fund shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Owners could determine the outcome of a proposition subject to shareholder vote.
Substitutions, Additions, or Deletions of Funds — Subject to any applicable law, we may make certain changes to the Funds offered under your Contract. We may, at our discretion, establish new Funds. New Funds may be made available to existing Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.
We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC, and we have notified you of the change.
In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.
Fees and Payments We Receive from Funds and related parties — We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as revenue sharing payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds that are offered through your Contract make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund’s principal underwriter, transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under Premium Based Charges and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford’s own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other Funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2014, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):
AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, American Century Investment Services Inc., BlackRock Advisors, LLC, BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, Hartford Funds Management Company, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pacific Investment Management Company, LLC, Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, Sterling Capital Variable Insurance Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.
We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the HLS Funds) and HIMCO VIT Funds based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.
Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.40% and 0.35%, respectively, in 2014, and are not expected to exceed 0.40% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $75 from that Fund). For the fiscal year ended December 31, 2014, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $82.6 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.
Fixed Accumulation Feature
Effective as of October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature except for contracts issued in MA.
The following information applies only for Contract Value allocated to or in the Fixed Accumulation Feature prior to October 4, 2013.
This portion of the prospectus relating to the Fixed Accumulation Feature is not registered under the 1933 Act and the Fixed Accumulation Feature is not registered as an investment company under the 1940 Act. The Fixed Accumulation Feature or any of its interests are not subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the SEC has not reviewed the disclosure regarding the Fixed Accumulation Feature. The following disclosure about the Fixed Accumulation Feature may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosures. The Fixed Accumulation Feature is not offered in all Contracts and is not available in all states.
Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.
We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State’s minimum non-forfeiture requirements. Non-forfeiture rates vary from state-to-state. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments regulatory and tax requirements and competitive factors.
We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a “first-in, first-out” basis. The Fixed Accumulation Feature interest rates may vary by State.
Any interest credited to amounts you allocate to the Fixed Accumulation Feature in excess of the minimum guaranteed interest rate will be determined at our sole discretion. You assume the risk that interest credited to the Fixed Accumulation Feature may not exceed the minimum guaranteed interest rate for any given year. While we do not charge a separate rider fee for investing in the Fixed Accumulation Feature, our expenses associated with offering this feature are factored into the Fixed Accumulation Feature.

4.	Performance Related Information
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account’s inception or the Sub-Account’s inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any CDSC, and Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.
The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for any applicable CDSC or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.
If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the Fund less the recurring charges at the Separate Account level.
A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

5.	The Contract

a.	Purchases and Contract Value
Who could buy this Contract?

This Contract is no longer available for sale. The Contract is an individual or group tax-deferred variable annuity Contract. It was designed for retirement planning purposes and was available for purchase by any individual, group or trust, including:

•	Any trustee or custodian for a retirement plan qualified under Section 401(a) of the Code;

•	Individual Retirement Annuities adopted according to Section 408 of the Code;

•	Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

•	Certain eligible deferred compensation plans as defined in Section 457 of the Code.
The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts were able to purchase Contracts that were not part of a tax qualified retirement plan. These are known as non-qualified Contracts.
If you purchased the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.
We no longer accept any incoming 403(b) exchanges, transfers or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan.
How was this Contract Purchased?
The Contract was only available for purchase through a Financial Intermediary.
Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash; third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.
We will not accept Premium Payments in the aggregate of $1 million or more unless we provide prior approval. In order to request prior approval, you must submit a completed enhanced due diligence form prior to the submission of the Premium Payments:

•	if total Premium Payments aggregated by social security number or taxpayer identification number equal $1 million or more; and

•	for all applications where the Owner or joint Owner are non-resident aliens.
It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state and may result in you not receiving important notices about your Contract.
Description of the Right to Cancel provision that applied when you purchased your Contract
If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.
Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Day we receive your request to cancel and will refund any sales or Contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.
If you cancel a Plus Contract, we will recapture any Payment Enhancements we previously credited to your Contract, and you will assume the risk of any investment loss on those Payment Enhancements.
How are Premium Payments applied to your Contract?
If we receive your subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payments

For Plus contracts only, we add an additional sum to your Account Value equal to 4% of the Premium Payment if cumulative Premium Payments are less than $50,000 or 5% of the Premium Payment if cumulative Premium Payments are $50,000 or more. If a subsequent Premium Payment increases cumulative Premium Payments to $50,000 or more, we will credit an additional Payment Enhancement to your Contract Value equal to 1% of your Premium Payments. Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment. The cost of providing Payment Enhancements is included in the higher Mortality and Expense Risk charges and a larger CDSC extending over a longer period of time. We expect to make a profit from bonus charges. Payment Enhancements will be recaptured if you:
•    Cancel your Contract during any "Right to Examine" period
•    Annuitize your Contract, you will forfeit Payment Enhancements credited in the 24 months prior to the Annuity Commencement Date.
•    Request a full or partial Surrender under the CDSC exemption applicable when you are a patient in a certified long-term care facility or other eligible facility.
There could be circumstances where you may be worse off if you purchased a Plus Contract than other Contract variations. For example, if the Contract is cancelled during the free look period, we recapture any Payment Enhancement(s) that have been credited to your Contract. If state law provides that Contract Value is returned on a free look, and if the performance of the applicable Sub-Accounts has been negative during that period, we will return the Contract Value less the Payment Enhancement(s). The negative performance associated with the Payment Enhancement(s) will reduce the Contract Value more than if the Payment Enhancement(s) had not been applied.

How is the value of your Contract calculated before the Annuity Commencement Date?
The Contract Value is the sum of the value of the Fixed Accumulation Feature, if applicable, and all Funds. There are two things that affect your Contract Value: (1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.
When Premium Payments are credited to your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting partial or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract.
To determine the current Accumulation Unit Value, we take the prior Valuation Day’s Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

•	The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; reduced by

•	The net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

•
Contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, divided by the number of days in the year multiplied by the number of days in the Valuation period.

We will send you a statement at least annually.
What other ways can you invest?
You may enroll in the following features (sometimes called a “Program”) for no additional fee subject to availabily. Not all Programs are available with all Contract variations.

•	InvestEase
This electronic funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund.

•	Static Asset Allocation Models
This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Some asset allocation models are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. Other asset allocation models focus on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.
If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.
You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.
You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.
Your investments in an asset allocation model will be rebalanced quarterly to reflect the model’s original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain guaranteed minimum withdrawal benefits.
We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.
While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to What Restrictions Are There on your Ability to Make a Sub-Account Transfer? for more information.
You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

•	Asset Rebalancing
In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

•	Dollar Cost Averaging
We offered three dollar cost averaging programs:

•	DCA Plus

•	Fixed Amount DCA

•	Earnings/Interest DCA
DCA Plus - Effective as of October 4, 2013, the DCA Plus program is no longer available and we are no longer accepting initial or subsequent Premium Payments into the program. Contract Owners who had commenced either a 12-month or 6-month Transfer Program prior to October 4, 2013 can complete their current program, but will not be allowed to elect a new program.
These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date the request for the program is received. Please consult your Registered Representative to determine the interest rate for your Program.
Fixed Amount DCA - This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program. Please note that no additional Premium Payments or Account Value may be allocated to the Fixed Accumulation Feature as of October 4, 2013.
Earnings/Interest DCA - This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

•	Automatic Income Program
This systematic withdrawal feature allows you to make partial Surrenders up to 10% of your total Premium Payments or, if an optional withdrawal benefit is elected, up to the allowable limit under the rider, each Contract Year without a CDSC, if applicable. You can designate the Funds to be surrendered from and also choose the frequency of partial Surrenders (monthly, quarterly, semiannual, or annually). The minimum amount of each Surrender is $100. Amounts taken under this program will count towards the AWA and rider limit, and if received prior to age 59½, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. You may satisfy Code Section 72(t)/(q) requirements by enrolling in this program. Please see sections 8 and 9 for more information about the tax consequences associated with your Contract. Your level of participation in this program may result in your exceeding permissible withdrawal limits under certain optional withdrawal riders.

•	Other Program considerations

•	You may terminate your enrollment in any Program at any time.

•	We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

•	any Fund is merged or substituted into another Fund - then your allocations will be directed to the surviving Fund; or

•	any Fund is liquidated - then your allocations to that Fund will be directed to any available money market Fund (subject to applicable state law).
You may always provide us with updated instructions following any of these events.

•
Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

•
If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait six months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

•
We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

•
Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the

Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund’s investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular Fund, see that Fund’s prospectus.

•
Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

•	These Programs may be modified, terminated or adversely impacted by the imposition of Fund trading policies.
Can you transfer from one Sub-Account to another?
Yes. During those phases of your Contract when transfers are permissible, you may make transfers between Funds and/or Benefit Balance according to the following policies and procedures, as they may be amended from time to time. In addition, there may be investment restrictions applicable to your contract in conjunction with certain riders as described in this prospectus.
What is a Sub-Account Transfer?
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed at the net asset value of each Fund share as of the end of the Valuation Day that it is received In Good Order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within thirty days of receiving the confirmation.
What Happens When you Request a Sub-Account Transfer?
Many Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Owners’ “transfer-out” requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all contract owners’ “transfer-in” requests.
In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine transfer-out requests and transfer-in requests. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if we combine all transfer-out requests of a stock Fund with all other transfer-out requests of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Owners and the owners of other products offered by us, want to transfer-in an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.
What Restrictions Are There on your Ability to Make a Sub-Account Transfer?
First, you may make only one Sub-Account transfer request each day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one Sub-Account transfer, however, you cannot transfer the same Contract Value more than once a Valuation Day.
Examples

Transfer Request Per Valuation Day	Permissible?
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account	Yes
Transfer $10,000 from a money market Sub-Account to any number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)	Yes
Transfer $10,000 from any number of different Sub-Accounts to any number of other Sub-Accounts	Yes
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account
No
Second, you are allowed to submit a total of twenty Sub-Account transfers each Contract Year (the transfer rule) by internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your tenth Sub-Account transfer to remind you about the transfer rule. After your twentieth transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We reserve the right to aggregate your Contracts (whether currently existing or those recently Surrendered) for the purposes of enforcing these restrictions.
The transfer rule does not apply to Sub-Account transfers that occur automatically as part of a company-sponsored Program, such as a Contract exchange program that may be offered by us from time to time. Reallocations made based on a Fund merger or liquidation also do not count toward this Transfer Limit. Restrictions may vary based on state law.
We make no assurances that the transfer rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.
Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund’s request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund’s agent to help monitor compliance with that Fund’s trading policy.
We are obligated to follow each Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant an exception to a Fund’s trading policy. Please refer to each Fund’s prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not In Good Order.
In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

•	Certain types of Financial Intermediaries may not be required to provide us with shareholder information.

•
Excepted funds, such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any Financial Intermediary that a Fund treats as a single investor.

•	A Fund can decide to exempt categories of Contract holders whose Contracts are subject to inconsistent trading restrictions or none at all.

•
Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of Dollar Cost Averaging programs, asset allocation programs, automatic rebalancing programs, Annuity Payouts, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as scheduled contributions, scheduled withdrawals or Surrenders, retirement plan salary reduction contributions, or planned Premium Payments.

Possibility of undetected abusive trading or market timing. We may not be able to detect or prevent all abusive trading or market timing activities. For instance:

•	Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

•	Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

•
These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

•
In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds (participants) or enforce the Transfer Rule because we do not keep participants’ account records for a Contract. In those cases, the participant account records and participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding participant Sub-Account transfers.

How are you affected by frequent Sub-Account Transfers?
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract Value. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce the value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

Fixed Accumulation Feature Transfers
Except as otherwise provided, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:
•    30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary or Contract issue date or the largest sum of your prior transfers. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. These restrictions also apply to systematic transfers except for certain programs specified by us. The 30% does not include Contract Value in any DCA Plus Program (discontinued effective October 4, 2013); or
•    An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.
We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost
Averaging Programs, except for transfers under our DCA Plus Program (discontinued effective October 4, 2013).
If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer any amount to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.
We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.
You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program (discontinued effective October 4, 2013), you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.
As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Values in the Fixed Accumulation Feature to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

Mail, Telephone and Internet Transfers
You may make transfers through the mail or your Financial Intermediary. You may also make transfers by calling us or through our website. Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgment we return to you. If the time and date indicated on the acknowledgment is before the end of any Valuation Day, the instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgment, you should contact us as soon as possible.
We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your investment professional. Any verbal communication should be reconfirmed in writing.
Telephone or Internet transfer requests may currently only be canceled by calling us before the end of the Valuation Day you made the transfer request.
We, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Power of Attorney
You may authorize another person to conduct financial and other transactions on your behalf by submitting a copy of a power of attorney (POA) executed by you that meets the requirements of your resident state law. Once we have the POA on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated agent (attorney-in-fact). We reserve the right to request an affidavit or certification from the agent that the POA is in effect when the agent makes such transactions. You may instruct us to discontinue honoring the POA at any time.

b.	Charges and Fees
Mortality and Expense Risk Charge
We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.
The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

•	Mortality Risk - There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.
During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.
Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

•
Expense Risk - We also bear an expense risk that the CDSCs, if applicable, and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.
The following table describes Mortality & Expense Risk charges:

Access	1.50%
Core	1.05%
Plus	1.45%
Outlook	1.45%
Annual Maintenance Fee
The Annual Maintenance Fee is a flat $30 fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.
We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include Contracts from our Putnam Hartford line of variable annuity Contracts with the Contracts when we combine Contract Value for purposes of this waiver.
Administrative Charge
We apply a daily administration charge of 0.20% against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above.
Premium Taxes

The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Sales Charges
This charge is designed to recover the expense of distributing the Contracts that are surrendered before distribution expenses have been recouped from revenue generated by these Contracts. Core, Outlook and Plus Contracts are each subject to a CDSC schedule. Each Premium Payment has its own CDSC schedule. Only amounts invested for less than the requisite holding period are subject to a CDSC. When a CDSC is applicable, only Surrenders in excess of the Annual Withdrawal Amount (AWA) will be subject to a CDSC. A CDSC will not exceed your total Premium Payments. After the AWA deduction, surrenders will then be taken:
1st - from earnings,
2nd - from Premium Payments not subject to a CDSC,
3rd - from Premium Payments subject to a CDSC on a first-in-first-out basis, and,
4th - from Payment Enhancements (Plus Contracts only).
The following Surrenders are NOT subject to a CDSC:

•
Annual Withdrawal Amount (AWA) - Each Premium Payment has its own schedule of Contingent Deferred Sales charges; however, in any contract year you may able to take Partial Surrenders up to a certain percentage of your total Premium Payments without being subject to a Contingent Deferred Sales Charge. Please refer to your Contract for your specific Annual Withdrawal Percentage amounts and your Contingent Deferred Sales Charge schedule.

•	Benefit Payments or Lifetime Benefit Payments that may exceed the AWA under any optional benefit rider.

•
If you are a patient in a certified long-term care facility or other eligible facility - We will waive any CDSC for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

✓	facility recognized as a general hospital by the proper authority of the state in which it is located or the Joint Commission on the Accreditation of Hospitals;
✓	facility certified by Medicare as a hospital or long-term care facility; or
✓	nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.
For this waiver to apply, you must:

•	have owned the Contract continuously since it was issued,

•	provide written proof of your eligibility satisfactory to us, and

•	request the Surrender within 90 calendar days after the last day that you are an eligible patient in a recognized facility or nursing home.
This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver may not be available in all states.

•	Upon death of the Annuitant or any Contract Owner(s) - No CDSC will be deducted if the Annuitant or any Contract Owner(s) dies.

•
Upon Annuitization - The CDSC is not deducted when you annuitize the Contract. However, we will charge a CDSC if the Contract is Surrendered during the CDSC period under an Annuity Payout Option which allows Surrenders.

•
For Required Minimum Distributions (RMDs) - This allows Annuitants who are age 70½ or older, with a Contract held under an IRA, to Surrender an amount equal to the RMD for the Contract without a CDSC for one year’s RMD for that Contract Year. All requests for RMDs must be in writing.

•
For substantially equal periodic payments - We will waive the CDSC if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59½.

•	Upon cancellation during the Right to Cancel Period - No CDSC will be deducted if you cancel your Contract during the Right to Cancel Period.

•	Exchanges - As an accommodation, we may, in our sole discretion, credit the time that you held an annuity previously issued by us against otherwise applicable CDSCs.

•	Settlements - We may, in our sole discretion, waive or time-credit CDSCs in connection with the settlement of disputes or if required by regulatory authorities.
Charges Against the Funds
Annual Fund Operating Expenses - The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds’ prospectuses and the Synopsis.
Reduced Fees and Charges
We may offer, in our discretion, reduced fees and charges including, but not limited to, CDSCs, the Mortality and Expense Risk Charge, the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

c.	Surrenders
What kinds of Surrenders are available?
Before the Annuity Commencement Date:
Full Surrenders - When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, CDSCs, a pro-rated portion of optional benefit charges, if applicable and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.
See the prospectus supplement dated May 1, 2014 for a description of the Enhanced Surrender Value Offer (2014) available for a limited period of time to certain Contract Owners. The Enhanced Surrender Value Offer made to certain Contract Owners beginning in January 2013 was terminated on February 28, 2014.
Partial Surrenders - You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable CDSC. However, on a noncumulative basis, you may make partial Surrenders during any Contract Year, up to the Annual Withdrawal Amount allowed and the Contingent Deferred Sales Charge will not be assessed against such amounts. Surrender of Contract Values in excess of the Annual Withdrawal Amount and additional surrenders made in any Contract Year will be subject to the Contingent Deferred Sales Charge. You can ask us to deduct the CDSC from the amount you are Surrendering or from your remaining Contract Value. If we deduct the CDSC from your remaining Contract Value, that amount will also be subject to CDSC. This is our default option.
Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 7(b) (State Variations) for additional details.
There are several restrictions on partial Surrenders before the Annuity Commencement Date:

•	The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

•
After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after a Surrender.

Under certain circumstances Hartford had permitted certain Contract Owners to reinstate their Contracts when a Contract Owner had requested a Surrender (either full or Partial) and returned the forms in good order to Hartford. Effective as of October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either full or Partial).
See section 6 and Appendices D - G for information regarding the impact of Surrenders to Death Benefits and optional benefits.
After the Annuity Commencement Date:
Full Surrenders - You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable CDSCs. The Commuted Value is determined on the day we receive your written request for Surrender.

Partial Surrenders - Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the “Period Certain” for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.
To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.
Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 7(b) (State Variations) for additional details.
We will deduct any applicable CDSCs.
If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.
These options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.
Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.
How do you request a Surrender?
See the prospectus supplement dated May 1, 2014 for a description of the Enhanced Surrender Value Offer (2014) for certain eligible Contract Owners.
Requests for full Surrenders terminating your Contract must be in writing. Requests for partial Surrenders can be made in writing, by telephone or via the internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.
We may also postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions from the Fund in connection with the Fund’s plan of liquidation, in compliance with rules of the SEC or an order of the SEC.
We may defer payment of any amounts from the Fixed Accumulation for up to six months from the date of the request to Surrender. If we defer payment for more than thirty days, we will pay interest of at least 3% per annum on the amount deferred.
Written Requests — Complete a Surrender form or send us a letter, signed by you, stating:

•	the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

•	your tax withholding amount or percentage, if any, and

•	your disbursement instructions, including your mailing address.
You may submit this form via mail, fax or a request via the internet.
Unless you specify otherwise, we will provide the dollar amount you want to receive after applicable taxes and charges as the default option.
If there are joint Owners, both must authorize these transactions. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.
Telephone or Internet Requests — To request a partial Surrender by telephone or internet, we must have received your completed Internet Partial Withdrawal/Telephone Redemption Authorization Form. If there are joint Owners, both must sign the form. By signing the form, you authorize us to accept telephone or internet instructions for partial Surrenders from either Owner. Telephone or Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone or internet Surrenders.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine.
We may modify the requirements for telephone and/or internet redemptions at any time.
Telephone and internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.
Completing a Power of Attorney for another person to act on your behalf may prevent you from making Surrenders via telephone and internet.
What should be considered about taxes?
There are certain tax consequences associated with Surrenders. If you make a Surrender prior to age 59½, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59½ may also affect the continuing tax-qualified status of some Contracts.
We do not monitor Surrender requests. Consult your personal tax adviser to determine whether a Surrender is permissible, with or without federal income tax penalty.
More than one Contract issued in the same calendar year - If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

d.	Annuity Payouts
When you “annuitize” your Contract, you begin the process of converting Accumulation Units in what is known as the “payout phase.” The payout phase starts with your Annuity Commencement Date and ends when we make the last payment required under your Contract. You should answer the following questions:

•	When do you want Annuity Payouts to begin?

•	Which Annuity Payout Option do you want to use?

•	How often do you want the Payee to receive Annuity Payouts?

•	Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?
Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.
When do your Annuity Payouts begin?
Your Annuity Commencement Date cannot be earlier than:

✓	2nd Contract Anniversary - if choosing a fixed dollar amount Annuity Payout
✓	Immediately - if choosing a variable dollar amount Annuity Payout or be later than:

✓	Annuitant's 90th birthday (or if the Contract Owner is a Charitable Remainder Trust, the Annuitant's 100th birthday)
✓	10th Contract Year (subject to state variation)
✓
The Annuity Commencement Date stated in an extension request (subject to your Financial Intermediary's rules for granting extension request) received by us not less than 30 days prior to a scheduled Annuity Commencement Date

Effective as of October 4, 2013 we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors.
The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.
All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.
Proof of Survival
The payment of any annuity benefit will be subject to evidence that the Annuitant is alive on the date such payment is otherwise due.

Which Annuity Payout Option do you want to use?
Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

•	Life Annuity
We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

•	Life Annuity With Payments for a Period Certain
We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant’s age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

•	Life Annuity with a Cash Refund
We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

•	Joint and Last Survivor Life Annuity
We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

•	Remain the same at 100%, or

•	Decrease to 66.67%, or

•	Decrease to 50%.
For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

•	Joint and Last Survivor Life Annuity With Payments For a Period Certain
We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant’s age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.
When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

•	Remain the same at 100%, or

•	Decrease to 66.67%, or

•	Decrease to 50%.
For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Payments for a Period Certain
We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant’s age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

You cannot Surrender your Contract once Annuity Payouts begin, unless you have selected Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments For a Period Certain, or Payments For a Period Certain Annuity Payout Option. A CDSC, if applicable, may be deducted.
For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.
Automatic Annuity Payouts
If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.
How often do you want the Payee to receive Annuity Payouts?
In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

•	monthly,

•	quarterly,

•	semi-annually, or

•	annually.
Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.
Do you want Annuity Payouts to be Fixed Dollar Amount or Variable Dollar Amount?
You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

•	Fixed Dollar Amount Annuity Payouts
Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

•	Variable Dollar Amount Annuity Payouts
Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.
The dollar amount of the first variable Annuity Payout depends on:

•	the Annuity Payout Option chosen,

•	the Annuitant’s attained age and gender (if applicable),

•	the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

•	the Assumed Investment Return (“AIR”).
The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.
The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.
The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.
You can select one of the following AIRs offered, subject to state variations:

AIR	Annuity Unit Factor	AIR	Annuity Unit Factor	AIR	Annuity Unit Factor
3%	0.999919%	5%	0.999866%	6%	0.999840%
The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.
For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.
Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.
After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with applicable transfer restriction policies.

•	Combination Annuity Payout
You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

e.	Standard Death Benefits
What is the Death Benefit and how is it calculated?
The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant, if applicable, dies before we begin to make Annuity Payouts. This Death Benefit is the higher of Contract Value (including any Payment Enhancements, if applicable) or total Premium Payments adjusted for partial Surrenders. We calculate the Death Benefit when, and as of the date that, we receive a certified death certificate or other legal document acceptable to us. The standard Death Benefit is issued at no additional cost. The standard Death Benefit is replaced in certain optional benefits. Terms and titles used in riders to your Contract may differ from those used in this prospectus.
The calculated Death Benefit will remain invested according to the Owner’s last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary’s portion of the proceeds.
Adjustments for Surrenders
We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. For any partial Surrender that causes cumulative partial Surrenders during the Contract Year to exceed 10% of Premium Payments, the adjustment is the dollar amount of the partial Surrender that does not exceed 10% of Premium Payments, and the adjustment for the remaining portion of the partial Surrender is a factor applied to the portion of Premium Payments that exceed 10% of Premium Payments, as follows:

1 −	(A/(B−C)) where:

A =	partial Surrenders during the Contract Year in excess of 10% of Premium Payments.

B =	Contract Value immediately prior to the partial Surrender.
C = 10% of Premium Payments less any partial Surrenders during the Contract Year. If C results in a negative number, C becomes zero.
For partial Surrenders during each Contract Year that are entirely in excess of 10% of Premium Payments, the adjustment is a factor applied to adjusted Premium Payments immediately before the Surrender as follows:

1 −	(A/B) where:

A =	partial Surrenders during the Contract Year in excess of 10% of Premium Payments.

B =	Contract Value immediately prior to the partial Surrender.
A partial Surrender that exceeds 10% will cause a proportionate reduction in your Death Benefit. See Examples 1 and 2 under Standard Death Benefit in Appendix A.
Additional Information about Death Benefits
We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed:

a.	the aggregate Premium Payments, modified by adjustments for partial Surrenders under applicable contracts and riders; or

b.	the aggregate Contract Value plus $1 million.
Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.
In addition, there may be limitations on the aggregate death benefits if you purchased one or more contracts with an initial Premium Payment of less than $5,000,000 but you add Premium Payments or purchased additional contracts such that Premium Payments under the contracts aggregate to $5,000,000 or more. See your contract for more information.
How is the Death Benefit paid?
The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. When payment is taken in one lump sum, payment will be made within seven days of Our receipt of complete instructions, except when We are permitted to defer such payment under the Investment Company Act of 1940. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable by us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary’s portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary’s instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.
If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our “Safe Haven Program.” Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. We will credit interest at a rate determined periodically in our sole discretion. The interest rate is based upon the analysis of interest rates credited to funds left on deposit with other insurance companies under programs similar to The Hartford’s Safe Haven program. In determining the interest rate, we also factor in the impact of our profitability, general economic trends, competitive factors and administrative expenses. The interest rate credit is not the same rate earned on assets in the Fixed Accumulation Feature and is not subject to minimum interest rates prescribed by state non-forfeiture laws. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.
The Beneficiary may elect under the Annuity Proceeds Settlement Option “Death Benefit Remaining with the Company” to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Surrenders without paying CDSCs, if any. We reserve the right to inform the IRS in the event that we believe that any Beneficiary has intentionally delayed delivering proper proof of death in order to circumvent applicable Code proceeds payment duties. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.
The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect the Single Life Expectancy Only option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary’s remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.
If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.
If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner’s death.
If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.
What should the Beneficiary consider?
Alternatives to the Required Distributions - The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary’s life or life expectancy, and (b) must begin within one year of the date of death.
If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.
Spousal Contract Continuation - If the Owner dies and the sole Beneficiary is the Owner’s Spouse, then the Contract may continue with the Spouse as Owner through a Spousal Contract continuation election, unless the Spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. If the Contract continues with the Spouse as Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract. If you do not name another Beneficiary at the time of continuation, the Beneficiary will default to your estate.
Who will receive the Death Benefit?
The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.
If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

If death occurs before the Annuity Commencement Date:

If the deceased is the . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving joint Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner	The Annuitant is living or deceased	Designated Beneficiary receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner and the Beneficiary predeceases the Contract Owner	The Annuitant is living or deceased	Contract Owner’s estate receives the Death Benefit.
Annuitant	The Contract Owner is living	There is no named Contingent Annuitant	The Contract Owner becomes the Contingent Annuitant and the Contract continues. The Contract Owner may waive this presumption and receive the Death Benefit.
Annuitant	The Contract Owner is living	The Contingent Annuitant is living	Contingent Annuitant becomes the Annuitant, and the Contract continues.
If death occurs on or after the Annuity Commencement Date:

If the deceased is the . . .	and . . .	then the . . .
Contract Owner	The Annuitant is living	Designated Beneficiary becomes the Contract Owner.
Annuitant	The Contract Owner is living	Contract Owner receives the payout at death, if any.
Annuitant	The Annuitant is also the Owner	Designated Beneficiary receives the payout at death, if any.
These are the most common scenarios. Some of the Annuity Payout Options may not result in a payout at death.

6.	Optional Death Benefits

a.	MAV Plus
Objective
Refund net Premium Payments as well as some percentage of any Contract Value gains.
How does this rider help achieve this goal?
The Death Benefit will be the greater of the standard Death Benefit and MAV Plus Death Benefit. If you also elect any optional benefit rider, the Death Benefit will be the greater of such optional rider and this rider. See Examples 1 and 2 under MAV Plus in Appendix A.
The MAV Plus Death Benefit is the greatest of A, B, C or D, where:

A =	Contract Value (including any Payment Enhancements, if applicable) on the date we receive due proof of death.

B =	Total Premium Payments adjusted for any partial Surrenders (see clause D below for a description of this adjustment).

C =
Maximum Anniversary Value - The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased’s 81st birthday or the date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments: (a) Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and (b) Anniversary Value is adjusted for any partial Surrenders since the Contract Anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

We calculate the adjustment to your Maximum Anniversary Value for any Surrenders by reducing your Maximum Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Maximum Anniversary Value proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender. Please refer to the examples in Appendix A for illustrations of this adjustment.
For any partial Surrender that causes cumulative partial Surrenders during the Contract Year to exceed 10% of Premium Payments, the adjustment is first made on a dollar-for-dollar basis up to 10% of Premium Payments and then the adjustment with respect to the amounts over 10% of Premium Payments is based on the following formulas:
1 − (A/(B−C)) where:

A =	partial Surrenders during the Contract Year in excess of 10% of Premium Payments.

B =	Contract Value immediately prior to the partial Surrender.

C =	10% of Premium Payments less any partial Surrenders during the Contract Year. If C results in a negative number, C becomes zero.
For partial Surrenders during each Contract Year that are entirely in excess of 10% of Premium Payments, the adjustment is a factor applied to adjusted Premium Payments immediately before the Surrender as follows:
1 − (A/B) where:

A =	partial Surrenders during the Contract Year in excess of 10% of Premium Payments.

B =	Contract Value immediately prior to the partial Surrender.
Please refer to the examples in Appendix A for illustrations of this adjustment.

D =	Earnings Protection Benefit - The Earnings Protection Benefit depends on the age of you and/or your Annuitant on the date this rider is added to your Contract.

•	If each is aged 69 or younger, the Death Benefit is the Contract Value on the date we receive due proof of death plus 40% of the lesser of Contract gain on that date and the cap.

•
If you and/or your Annuitant are age 70 or older on the date this rider is added to your Contract, the benefit is the Contract Value on the date we receive due proof of death plus 25% of the lesser of Contract gain on that date and the cap.

We determine Contract gain by subtracting your Contract Value on the date you added this rider from the Contract Value on the date we receive due proof of death. We then deduct any Premium Payments and add adjustments for any partial Surrender made during that time. We make an adjustment for partial Surrenders if the amount of Surrender is greater than the Contract gain immediately prior to the Surrender. The adjustment is the difference between the two, but not less than zero.
The Contract gain that is used to determine your Death Benefit has a limit or cap. The cap is 200% of the following:

•	the Contract Value on the date this rider was added to your Contract; plus

•	Premium Payments made after this rider was added to your Contract, excluding any Premium Payments made within 12 months of the date we receive due proof of death; minus

•	any adjustments for partial Surrenders.
If you elect MAV Plus, the Death Benefit will be the greater of the standard Death Benefit and the MAV Plus Death Benefit.
When can you buy this rider?
The MAV Plus rider is closed to new investors (including existing owners). You could elect this rider only at the time of issue and your choice is irrevocable.
Does electing this rider forfeit your ability to buy other riders?
No.
How is the charge for this rider calculated?
The annual charge for this rider is based on your daily Contract Value and is deducted daily. The charge for this rider continues to be deducted until we begin to make Annuity Payouts.
Does the Benefit Amount/Payment Base change under this rider?
No. This rider is not affected by the Benefit Amount or Payment Base.

Is this rider designed to pay you withdrawal benefits for your lifetime?
No.
Is this rider designed to pay you Death Benefits?
Yes.
Does this rider replace standard Death Benefits?
No.
Can you revoke this rider?
No.
What effect do partial or full Surrenders have on your benefits under this rider?
Surrenders will reduce the MAV Plus Death Benefit and will be subject to CDSCs, if any.
What happens if you change ownership?
We reserve the right to approve all ownership changes, including any assignment of your Contract to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.
You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.
Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.
Can your Spouse continue your contract rights?
Yes. If your Spouse continues the Contract as Owner, we will use the date the Contract is continued with your Spouse as Owner as the effective date this rider was added to the Contract. This means we will use the date the Contract is continued with your Spouse as Owner as the effective date for calculating this Death Benefit going forward. The percentage used for this Death Benefit will be determined by the oldest age of any remaining joint Owner or Annuitant at the time the Contract is continued. Spousal Contract continuation can apply once during the term of this Contract.
What happens if you annuitize your Contract?
This rider will be terminated and the fee will no longer be assessed.
Are there restrictions on how you must invest?
No.
Are there restrictions on the amount of subsequent Premium Payments?
No.
Can we aggregate contracts?
Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed:

a.	the aggregate Premium Payments, modified by adjustments for partial Surrenders under applicable contracts and riders; or

b.	the aggregate Contract Value plus $1 million.
Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.
Other information
This rider may not be appropriate for all investors. Several factors, among others, should be considered:

•	This rider is not available in all states or is named differently in those states.

•	If your Contract has no gain, your Beneficiary will receive no additional benefit.

•	A Death Benefit is paid to Beneficiaries upon the death of the Annuitant or any Owner, whichever occurs first.

•	This rider may be used to supplement Death Benefits in other optional riders. In certain instances, however, this additional Death Benefit coverage could be superfluous.

•	Annuitizing your Contract will cause this rider to terminate.
7. Miscellaneous

a.	Glossary
Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:
Account: Any of the Sub-Accounts or the Fixed Accumulation Feature.
Accumulation Units: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.
Accumulation Unit Value: The daily price of Accumulation Units on any Valuation Day.
Administrative Office: Until August 31, 2015, our overnight mailing address is: The Hartford - Annuity Service Operations, 745 West New Circle Road, Building 200, 1st Floor, Lexington, KY 40511 ("Lexington Address"). Effective September 1, 2015, our overnight mail address will be 1338 Indian Mound Drive, Mt. Sterling, KY 40353 ("Sterling Address"). Therefore, any mail received at the Lexington Address after August 31, 2015, will not be processed and will be returned. Our standard mailing address is The Hartford - Annuity Service Operations, PO Box 14293, Lexington, KY 40512-1293.
Anniversary Value: The value equal to the Contract Value as of a Contract Anniversary, as adjusted for subsequent Premium Payments and partial Surrenders.
Annual Maintenance Fee: An annual charge deducted on a Contract Anniversary or upon full Surrender. The charge is deducted proportionately from each Sub-Account in which you are invested.
Annual Withdrawal Amount: This is the amount you can Surrender per Contract Year without paying a CDSC. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.
Annuitant: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.
Annuity Calculation Date: The date we calculate the first Annuity Payout.
Annuity Commencement Date: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90.
Annuity Payout: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.
Annuity Payout Option: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.
Annuity Unit: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.
Annuity Unit Value: The daily price of Annuity Units on any Valuation Day.
Beneficiary: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner and Annuitant as the case may be.
Benefit Amount: The basis used to determine the maximum payout guaranteed under The Hartford’s Principal First.
Benefit Payment: The maximum guaranteed amount that may be withdrawn each Contract Year under The Hartford’s Principal First. A Benefit Payment constitutes a partial Surrender.
Charitable Remainder Trust: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.
Code: The Internal Revenue Code of 1986, as amended.
Commuted Value: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

Contingent Annuitant: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant’s death.
Contingent Deferred Sales Charge: The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender.
Contract: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.
Contract Anniversary: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.
Contract Owner, Owner or you: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize “you” in the prospectus.
Contract Value: The total value of the Accounts on any Valuation Day.
Contract Year: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.
Covered Life: The governing life or lives used for determining the Lifetime Withdrawal Feature (may also be referred to as "Lifetime Withdrawal Benefit") under The Hartford’s Lifetime Income Foundation, The Hartford’s Lifetime Income Builder II, The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder Portfolios.
Death Benefit: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.
Dollar Cost Averaging: A program that allows you to systematically make transfers between Accounts available in your Contract.
Eligible Withdrawal Year: As used in The Hartford’s Lifetime Income Foundation and The Hartford’s Lifetime Income Builder II, any Contract Year following the Relevant Covered Life’s 60th birthday.
Fixed Accumulation Feature: Part of our General Account, where you were able to allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account. Not all forms of Contracts we offered contain a Fixed Accumulation Feature. Effective October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.
Fund: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select a “Sub-Account”.
General Account: The General Account includes our company assets, including any money you may have invested in the Fixed Accumulation Feature, if available.
Joint Annuitant: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.
Lifetime Benefit Payment: The maximum guaranteed amount that can be withdrawn each year pursuant to The Hartford’s Lifetime Income Foundation, The Hartford’s Lifetime Income Builder II, The Hartford’s Lifetime Income Builder Selects or The Hartford’s Lifetime Income Builder Portfolios. A Lifetime Benefit Payment constitutes a partial Surrender. Withdrawals taken prior to an Eligible Withdrawal Year (The Hartford’s Lifetime Income Foundation and The Hartford’s Lifetime Income Builder II) or prior to the Lifetime Income Eligibility Date (The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder Portfolios) are excluded from this definition. For the purposes of The Hartford’s Lifetime Income Foundation, The Hartford’s Lifetime Income Builder and The Hartford’s Lifetime Income Builder Selects a Lifetime Benefit Payment is the greater of (a) your Withdrawal Percent multiplied by your Payment Base (sometimes referred to as “Guaranteed Withdrawal”) or (b) your Withdrawal Percent multiplied by your Contract Value as of the relevant measuring point (sometimes referred to as “Withdrawal Available”).
Lifetime Income Eligibility Date: Under The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder Portfolios, the date the relevant Covered Life attains age 59½, at which point Lifetime Benefit Payments can begin.
Lifetime Withdrawal Feature: Under The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder Portfolios, a series of Lifetime Benefit Payments in each Contract Year following the Lifetime Income Eligibility Date.
Maximum Anniversary Value: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and partial Withdrawals, prior to the deceased’s 81st birthday or the date of death, if earlier.

Maximum Contract Value: The greatest of: (i) the Contract Value on the rider issue date, plus Premium Payments received after such date or (ii) the Contract Value on each subsequent Contract Anniversary, excluding the current Contract Anniversary, plus Premium Payments received after such Contract Anniversary date.
Minimum Contract Value: Subject to state variations, the Minimum Contract Value we establish from time to time.
Net Investment Factor: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.
1933 Act: The Securities Act of 1933, as amended.
1934 Act: The Securities Exchange Act of 1934, as amended.
1940 Act: The Investment Company Act of 1940, as amended.
Non-Valuation Day: Any day the New York Stock Exchange is not open for trading.
Payee: The person or party you designate to receive Annuity Payouts.
Payment Base: The amount used to determine the Lifetime Benefit Payments for The Hartford’s Lifetime Income Foundation, The Hartford’s Lifetime Income Builder II, The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder Portfolios. The Payment Base may be subject to automatic annual Payment Base increases when The Hartford’s Lifetime Income Builder II, The Hartford’s Lifetime Income Builder Selects or The Hartford’s Lifetime Income Builder Portfolios has been elected. In The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder Portfolios, Payment Base includes Payment Enhancements (Plus Contracts only) but excludes any Employee Gross-Up. Your initial Payment Base equals your initial Premium Payment except in regard to a company-sponsored exchange program. For Plus contracts, your initial Payment Base includes any Payment Enhancement, if applicable; provided, however, Payment Enhancements are not taken into consideration as such for the purposes of The Hartford’s Lifetime Income Foundation or The Hartford’s Lifetime Income Builder II.
Payment Enhancement: An amount we credit to your Contract Value at the time a Premium Payment is made for “Plus” Contracts only. The amount of a Payment Enhancement is based on the cumulative Premium Payments you make to your Contract.
Premium Payment: Money sent to us to be invested in your Contract (not taking into consideration any applicable front-end sales charges or Payment Enhancements, etc.).
Premium Tax: The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Relevant Covered Life: When the Single Life option is chosen, the Relevant Covered Life will be based on the attained age of the oldest Contract Owner(s) if the Contract Owner is a natural person or the Annuitant(s) if the Contract Owner is not a natural person. When the Joint/Spousal Option is chosen, however, the Relevant Covered Life will be based on the attained age of the youngest Contract Owner and his or her Spouse if the Contract Owner is a natural person or the Annuitant if the Contract Owner is not a natural person. As used herein, “attained age” means the chronological age of the Relevant Covered Life as of the applicable measuring point.
Required Minimum Distribution: A federal requirement that individuals age 70½ and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70½ or upon retirement, whichever comes later.
Spouse: A person related to a Contract Owner by marriage pursuant to the Code. This definition does not currently take into consideration domestic partners pursuant to state civil union laws.
Sub-Account: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your “Sub-Account”.
Sub-Account Value: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.
Surrender: A complete or partial withdrawal from your Contract.
Surrender Value: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).

Threshold: For the purposes of The Hartford’s Lifetime Income Foundation, The Hartford’s Lifetime Income Builder II, The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder Portfolios, the amount used to determine the change in the Payment Base following a partial Surrender in any Contract Year that is not an Eligible Withdrawal Year (The Hartford’s Lifetime Income Foundation and The Hartford’s Lifetime Income Builder II) or any Contract Year that is prior to the Lifetime Income Eligibility Date (The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder Portfolios). For the purposes of these optional riders, this percentage used to determine your Threshold amount is 5% (Single Life Election) or 4½% (Joint/Spousal Election) of the Payment Base.
Valuation Day: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.
Valuation Period: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.
We, us or our: Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company, as the case may be.
Withdrawal Percent: The multiplier used in calculating Lifetime Benefit Payments under The Hartford’s Lifetime Income Foundation, The Hartford’s Lifetime Income Builder II, The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder Portfolios.
You: The Owner including any joint Owner(s). We do not capitalize “you” or “your” in this prospectus.

b.	State Variations
The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state’s variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.
Alabama - The Fixed Accumulation Feature is not available. The DCA Plus Fixed Accumulation Feature is available.
California - If you are 60 years old or older you must either elect the Senior Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options. Under the Senior Protection Program, we will allocate your initial Premium Payment to a money market Fund for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions. If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus, the Static Asset Allocation Models and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a money market Fund unless you direct otherwise. You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Contract Value from a money market Fund to another investment option. When you terminate your participation in the Senior Protection Program you may reallocate your Contract Value in the Program to other investment options; or we will automatically reallocate your Contract Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested.
Connecticut - There are no investment restrictions for The Hartford’s Lifetime Income Builder II and The Hartford’s Lifetime Income Foundation. Contract aggregation provisions do not apply to The Hartford’s Lifetime Income Builder Selects, The Hartford’s Lifetime Income Builder Portfolios. For Plus Contracts - The CDSC is 8%, 8%, 8%, 7%, 6%, 5%, 4%, 3%, 0% for years 1-9. A state recognized civil union partner who is the designated beneficiary may exercise contract continuation privileges if and when the Code is amended to recognize such “spouses” as meeting federal tax distribution requirements (under current tax law, a “spouse” is limited to married people of the opposite sex).
Florida - The limit on Death Benefits imposed when aggregate Premium Payments total $5 million or more does not apply. The Hartford’s Lifetime Income Builder Selects, The Hartford’s Lifetime Income Builder Portfolios, contract aggregation provisions do not apply.
Georgia - The Hartford’s Lifetime Income Builder Selects is referred to as the Guaranteed Withdrawal and Death Benefit Rider (Limited Automatic Increase Feature) in your Contract. The Hartford’s Lifetime Income Builder Portfolios is referred to as Guaranteed Withdrawal and Death Benefit Rider (Unlimited Automatic Increase Feature).
Illinois - The Hartford’s Lifetime Income Builder Selects, The Hartford’s Lifetime Income Builder Portfolios, contract aggregation provisions do not apply. The rider charge for The Hartford’s Lifetime Income Builder Selects, The Hartford’s Lifetime Income

Builder Portfolios, are only deducted from the Sub-Accounts. The Fixed Accumulation Feature is not available if you elect The Hartford’s Lifetime Income Builder Selects, The Hartford’s Lifetime Income Builder Portfolios.
Massachusetts - We will accept subsequent Premium Payments only until the Annuitant’s 63rd birthday or the third Contract Anniversary, whichever is later (Core Contracts); or until the Annuitant’s 66th birthday or the sixth Contract Anniversary, whichever is later (Outlook Contracts). The Nursing Home Waiver is not available. The Fixed Accumulation Feature investment restrictions do not apply to investors.
Minnesota - MAV Plus is not available. The Maximum Anniversary Value (MAV) Death Benefit is offered instead.
New Hampshire - A state recognized civil union partner who is the designated beneficiary may exercise contract continuation privileges if and when the Code is amended to recognize such “spouses” as meeting federal tax distribution requirements (under current tax law, a “spouse” is limited to married people of the opposite sex).
New Jersey - There are no investment restrictions for The Hartford’s Lifetime Income Builder II and The Hartford’s Lifetime Income Foundation. The Fixed Accumulation Feature is not available. The only AIRs available are 3% and 5%. The contract aggregation provisions of The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder Portfolios are not applicable. The Nursing Home Waiver is not available. A state recognized civil union partner who is the designated beneficiary may exercise contract continuation privileges if and when the Code is amended to recognize such “spouses” as meeting federal tax distribution requirements (under current tax law, a “spouse” is limited to married people of the opposite sex).
New York - There are no investment restrictions for The Hartford’s Lifetime Income Builder II, The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Foundation. A Contract issued by Hartford Life and Annuity Insurance Company is not available in New York. The rider charge for The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder Portfolios are only deducted from the Sub-Accounts. The Fixed Accumulation Feature is not available if you elect The Hartford’s Lifetime Income Builder Selects, The Hartford’s Lifetime Income Builder Portfolios. The Minimum Contract Value is $1,000 after any Surrender. The minimum monthly Annuity Payout is $20. MAV Plus is not available. The Maximum Anniversary Value (MAV) Death Benefit is offered instead. The only AIRs available are 3% and 5%. The Nursing Home Waiver is not available.
Ohio - The Fixed Accumulation Feature is not available.
Oklahoma - The only AIRs available are 3% and 5%.
Oregon - There are no investment restrictions for The Hartford’s Lifetime Income Builder. We will accept subsequent Premium Payments during the first three Contract Years. You may not choose a fixed dollar amount Annuity Payout. The Life Annuity with a Cash Refund Annuity Payout Option is not available for Oregon residents and the only AIRs available are 3% and 5%.
Pennsylvania - The Nursing Home Waiver minimum confinement period is changed from 180 days to 90 days. You may not choose a fixed dollar amount Annuity Payout. The Life Annuity with a Cash Refund Annuity Payout Option is not available. For Plus Contracts - The CDSC is 8%, 8%, 8%, 7%, 6%, 5%, 4%, 3%, 0% for years 1-9.
Washington - MAV Plus is not available. Maximum Anniversary Value (MAV) Death Benefit is offered instead. In any year when no Premium Payment is paid into the Fixed Accumulation Feature, any pro-rata portion of the fee taken from the Fixed Accumulation Feature will be limited to interest earned in excess of the 3% for that year (Core, Outlook and Plus Contracts). The rider charge for The Hartford’s Lifetime Income Builder Selects, The Hartford’s Lifetime Income Builder Portfolios, The Hartford’s Lifetime Income Builder II and The Hartford’s Lifetime Income Foundation is only deducted from the Sub-Accounts. The Fixed Accumulation is not available if you elected The Hartford’s Lifetime Income Builder Selects, The Hartford’s Lifetime Income Builder Portfolios, The Hartford’s Lifetime Income Builder II or The Hartford’s Lifetime Income Foundation (Core, Outlook, and Plus Contracts).

c.	More Information
Ownership Changes - We reserve the right to approve all ownership changes, including any assignment of your Contract (or any benefits) to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.
If the Owner dies and the sole Beneficiary is the Owner’s Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the applicable Death Benefit. We will adjust the Contract Value in these circumstances to equal the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the applicable Death Benefit as a lump sum payment. This privilege will only apply once for each Contract.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.
Assignment - A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame. Please consult a qualified tax adviser before assigning your Contract.
Speculative Investing - Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. When you purchased this Contract you represented and warranted that you would not use this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.
Contract Modification - We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined. Any modifications to the Contract will be filed with each state in which the Contract is for sale. Contract changes will be communicated to Contract Owners through regular mail as an endorsement to their Contract.
Medicaid Benefits - Medicaid is a program that covers most medical costs, including nursing home and home care for the elderly and certain persons with disabilities. To qualify, individuals must meet both income and resource tests. Subject to state law, income tests measure whether earned and unearned income such as benefit payments exceeds predetermined monthly caps. Resource tests look to the value of countable assets such as this Contract. Medicaid also allows the costs of benefits such as nursing home care, home and community based services, and related hospital prescription drug services to be recaptured from a recipient’s estate after their death (or if the recipient has a surviving Spouse, the recapture is suspended until after the death of the recipient’s surviving Spouse).
Medicaid estate planning may be important to people who are concerned about long term care costs or the adequacy of their private LTC insurance. Benefits associated with this variable annuity may have an impact on your Medicaid eligibility and the assets considered for Medicaid benefits.
Certain asset and/or trust transfers (or a “spend down” of assets) made to become eligible for Medicaid may trigger periods of potentially unlimited ineligibility and can be considered fraud. Each state examines the financial history of a person to determine whether he or she transferred funds at below market value in order to qualify for Medicaid. These look-back periods are currently 36-months for asset transfers and 60-months for Medicaid exempt trust transfers.
Ownership interests or beneficiary status under this variable annuity can render you or your loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract.
This discussion is intended to provide a very general overview and does not constitute legal advice or in any way suggest that you circumvent these rules. You should seek advice from a competent elder law attorney to make informed decisions about how this variable annuity may affect your plans.
d. Legal Proceedings
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.

e.	How Contracts Were Sold
We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. (“HSD”) under which HSD serves as the principal underwriter for the Contracts. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us.

HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (“Financial Intermediaries”) for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principle underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2013.
Contracts were sold by individuals who were appointed by us as insurance agents and who were registered representatives of Financial Intermediaries (“Registered Representatives”).

Core Contracts may have been sold directly to the following individuals free of any commission (“Employee Gross-Up”): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and 2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we may have credited the Core Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.

We list below types of arrangements that helped to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affected each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries’ internal compensation practices.
Affiliated broker-dealers also employed individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

•	Commissions
Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation. We may pay a lower commission for sales to people over age 80.
Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative’s compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.
Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

•	Additional Payments
Subject to FINRA, Financial Intermediary and insurance rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract and/or to provide inforce Contract Owner support. These additional payments could create an incentive for your investment professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit. In addition, some Financial Intermediaries may make a profit from fees received for inforce Contract Owner support.

Additional Payment Type	What it’s used for
Access	Access to investment professionals and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment	Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing
Joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including investment professionals) receive prizes such as travel awards, merchandise and recognition; client generation expenses.

Marketing Expense Allowance	Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
Inforce Contract Owner Support	Support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary’s websites; shareholder services.
Training	Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training.
Volume	Pay for the overall volume of their sales or the amount of money investing in our products.
As of December 31, 2014, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities:
AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., Cetera Financial Group (Cetera Financial Specialists, LLC, Cetera Investment Services, LLC, Cetera Advisors, LLC, Cetera Advisor Networks, LLC), CCO Investment Services Corp., Citigroup Global Markets, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Edward D. Jones & Co., LLP, First Allied Securities, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., H.D. Vest Investment Services, Huntington Investment Company, ING Financial Partners, Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., Janney Montgomery Scott, Inc., Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, Merrill Lynch Pierce Fenner & Smith, Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc.,Thurston, Springer, Miller, Herd & Titak, Inc., U.S. Bancorp Investments, Inc., UBS Financial Services, Inc., Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc.
Inclusion on this list does not imply that these sums necessarily constitute “special cash compensation” as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.
As of December 31, 2014, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: American Variable Insurance Series & Capital Research and Management Company & Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.
For the fiscal year ended December 31, 2014, Additional Payments did not in the aggregate exceed approximately $21.4 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.04% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $38,000 or approximately 0.14% of the Premium Payments invested in a particular Fund during this period.

Table of Contents to Statement of Additional Information

General Information
Safekeeping of Assets
Experts
Non-Participating
Misstatement of Age or Sex
Principal Underwriter
Performance Related Information
Total Return for all Sub-Accounts
Yield for Sub-Accounts
Money Market Sub-Accounts
Additional Materials
Performance Comparisons
Accumulation Unit Values
Financial Statement

APP TAX-1

Appendix Tax
Federal Tax Considerations
A. Introduction
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code (“Code”), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See “Nonresident Aliens and Foreign Entities” below regarding annuity purchases by, or payments to, non-U.S. Persons. Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax advisor. This prospectus is not intended to provide tax, accounting or legal advice. Please consult your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, account or legal advice concerning your situation.
This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.
As used in the following sections addressing “Federal Tax Considerations,” the term “spouse” means the person to whom you are legally married, as determined under federal tax law. This may include opposite or same-sex spouses, but does not include those in domestic partnerships or civil unions which are not recognized as married for federal tax purposes. You are encouraged to consult with an accountant, lawyer or other qualified tax advisor about your own situation.
The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
B. Taxation of the Company and the Separate Account
The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate

APP TAX-2

Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.
Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.
C. Taxation of Annuities — General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans
Section 72 of the Code governs the taxation of annuities in general.
1. Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

•
A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

•	A contract acquired by the estate of a decedent by reason of such decedent’s death,

•	Certain contracts acquired with respect to tax-qualified retirement arrangements,

•
A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
For tax years beginning after December 31, 2012, estates and trusts with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the estate’s or trust’s adjusted gross income for the taxable year.
2. Other Contract Owners (Natural Persons).
A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.
The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982. For tax years beginning after December 31, 2012, individuals with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the individual’s modified adjusted gross income for the taxable year.
a. Amounts Received as an Annuity
Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start (“amounts received as an annuity”) are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable “investment in the contract” to the total amount of the payments to be made after the start of the payments (the “exclusion ratio”) under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the “investment in the contract.” The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date

APP TAX-3

assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity Payouts).

i.
When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.

ii.
To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract”. It is unclear what value should be used in determining the “income on the contract.” We believe that the “income on the contract” does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the “income on the contract”.

iii.
Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.

b. Amounts Not Received as an Annuity

i.
To the extent that the “cash value” of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract.”

ii.
Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such “income on the contract” and then from “investment in the contract,” and for these purposes such “income on the contract” is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such “income on the contract,” and (2) shall not be includable in gross income to the extent that such amount does exceed any such “income on the contract.” If at the time that any amount is received or deemed received there is no “income on the contract” (e.g., because the gross value of the Contract does not exceed the “investment in the contract,” and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the “investment in the contract.”

iii.
Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining “investment in the contract” shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

iv.
The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

v.
In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi.
In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

c. Aggregation of Two or More Annuity Contracts.
Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation,

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the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.
d. 10% Penalty Tax — Applicable to Certain Withdrawals and Annuity Payments.

i.
If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.	The 10% penalty tax will not apply to the following distributions:

1.	Distributions made on or after the date the recipient has attained the age of 59½.

2.	Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

3.	Distributions attributable to a recipient becoming disabled.

4.
A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient’s designated Beneficiary).

5.	Distributions made under certain annuities issued in connection with structured settlement agreements.

6.	Distributions of amounts which are allocable to the “investment in the contract” prior to August 14, 1982 (see next subparagraph e.).

7.	Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.
If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
e. Special Provisions Affecting Contracts Obtained Through a Tax-Free Exchange of Other Annuity or Life Insurance Contracts Purchased Prior to August 14, 1982.
If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the “investment in the contract” prior to August 14, 1982 (“pre-8/14/82 investment”) carried over from the prior Contract, (2) then from the portion of the “income on the contract” (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining “income on the contract” and (4) last from the remaining “investment in the contract.” As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the “income on the contract” attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.
f. Required Distributions

i.	Death of Contract Owner or Primary Annuitant
Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

1.
If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

2.	If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

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3.
If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.	Alternative Election to Satisfy Distribution Requirements
If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner’s death.

iii.	Spouse Beneficiary
If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This Spousal Contract continuation shall apply only once for this Contract.

iv.	Civil Union or Domestic Partner
Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner, rather than the spouse of the Contract Owner, then such designated beneficiary is not permitted to continue the Contract as the succeeding Contract Owner. A designated beneficiary who is a same sex spouse will be permitted to continue the Contract as the succeeding Contract Owner.
g. Addition of Rider or Material Change.
The addition of a rider to the Contract, or a material change in the Contract’s provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.
h. Partial Exchanges.
The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract’s cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a “partial exchange”).
The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.
Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.
If a transfer falls within the scope of the Rev. Proc. but is not described above (for example - if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, preexisting contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS’s partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.
3. Diversification Requirements.
The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:

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•	no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

•	no more than 70% is represented by any two investments,

•	no more than 80% is represented by any three investments and

•	no more than 90% is represented by any four investments.
In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.
Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling (“PLR”) from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds’ compliance with the terms and conditions contained in the PLR.
4. Tax Ownership of the Assets in the Separate Account.
In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
D. Federal Income Tax Withholding
The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:

APP TAX-7

1.
Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld (“election out”). We will provide such an “election out” form at the time such a distribution is requested. If the necessary “election out” form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

2.
Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary “election out” forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no “election out” is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any “election out” (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee’s total tax liability.
E. General Provisions Affecting Qualified Retirement Plans
The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled “Information Regarding Tax-Qualified Retirement Plans” for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.
F. Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. persons (such as U.S. citizens or U.S. resident aliens). Purchasers (and payees such as a purchaser’s beneficiary) that are not U.S. persons (such as a Nonresident Alien) will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required information and IRS tax forms (such as IRS Form W-8BEN) are submitted to us. If withholding tax applies, we are generally required to withhold tax at a 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. Foreign entities (such as foreign corporations, foreign partnerships, or foreign trusts) must provide the appropriate IRS tax forms (such as IRS Form W-8BEN-E or other appropriate Form W-8). If required by law, we may withhold 30% from any taxable payment in accordance with applicable requirements such as The Foreign Account Tax Compliance Act (FATCA) and applicable regulations. An updated Form W-8 is generally required to be submitted every three years. Purchasers may also be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
G. Estate, Gift and Generation-Skipping Tax and Related Tax Considerations
Any amount payable upon a Contract Owner’s death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner’s estate for federal estate tax purposes. Similarly, prior to the Contract Owner’s death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 371⁄2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer (“GST”) tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in “Distributions Prior to the Annuity Commencement Date,” the transfer of a Contract for less than adequate consideration during the Contract Owner’s lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner’s gross income, this same income amount could produce a corresponding increase in such Contract Owner’s tax basis for such Contract that is carried over to the transferee’s tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.
H. Tax Disclosure Obligations

APP TAX-8

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain “material advisers” to maintain a list of persons participating in such “reportable transactions,” which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.
Information Regarding Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
1. Individual Retirement Annuities (“IRAs”).
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a “Deemed IRA” under Code Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

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a.	Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches age 70½ or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59½ or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse “designated beneficiary” of a deceased Plan participant may make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).
IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract’s cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA’s cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

b.	SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

c.	SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If we do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the

APP TAX-10

SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

d.	Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a “conversion” Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
2. Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of “incidental” death benefits, and the time when RMDs must commence. In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
3. Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

a.	after the employee reaches age 59½;

b.	upon the employee’s separation from service;

c.	upon the employee’s death or disability;

d.	in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

e.	as a qualified reservist distribution upon certain calls to active duty.

APP TAX-11

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. § 1.403(b)-8(c)(2).
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. § 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. In addition, the same Regulation provides corresponding rules for a transfer from one TSA to another TSA under a different TSA Plan (e.g., for a different eligible employer). We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.
4. Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter ($17,500 for 2013). The Plan may provide for additional “catch-up” contributions . In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70½, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
5. Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for

APP TAX-12

determining what portion of each amount received represents a tax-free recovery of “investment in the contract” are generally the same as for Non-Qualified Contracts, as described above.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.
6. Penalty Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

a.	Penalty Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59½. However, this 10% penalty tax does not apply to a distribution that is either:

(i)	made to a beneficiary (or to the employee’s estate) on or after the employee’s death;

(ii)	attributable to the employee’s becoming disabled under Code Section 72(m)(7);

(iii)
part of a series of substantially equal periodic payments (not less frequently than annually - “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

(iv)
(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

(v)
(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

(vi)	not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

(vii)	certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

(viii)	made an account of an IRS levy on the Qualified Plan under Code Section 72(t)(2)(A)(vii); or

(ix)	made as a “direct rollover” or other timely rollover to an Eligible Retirement Plan, as described below.
In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

(x)	made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

(xi)	not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

(xii)	for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).
If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is

APP TAX-13

made after both (a) the employee has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

b.	RMDs and 50% Penalty Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

(i)	the calendar year in which the individual attains age 70½, or

(ii)
(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

A special rule applies to individuals who attained age 70½ in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.
The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

(a)	the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b)	over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.
If an individual dies before reaching the Required Beginning Date, the individual’s entire interest generally must be distributed within 5 years after the individual’s death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual’s death to a qualifying designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual’s surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70½.
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.
7. Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

APP TAX-14

Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
8. Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan fiduciary) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either -

a.	an RMD amount;

b.
one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

c.	any distribution made upon hardship of the employee.
Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “NonRoth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a “conversion” of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (NonRoth or Roth) for a

APP TAX-15

beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be re-contributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken. Other rules and exceptions may apply, so please consult with a qualified tax adviser.

APP A-1

Appendix A — Examples
Table of Contents

Page
Standard Death Benefit	APP A-2
The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder Portfolios	APP A-2
The Hartford’s Principal First	APP A-16
The Hartford’s Lifetime Income Foundation	APP A-17
The Hartford’s Lifetime Income Builder II	APP A-21
MAV Plus	APP A-26

APP A-2

Standard Death Benefit
Example 1
Assume that:

•	You made an initial Premium Payment of $100,000,

•	In your fourth Contract Year, you made a partial Surrender of $8,000,

•	Your Contract Value in the fourth year immediately before your Surrender was $109,273,

•	On the day we calculate the Death Benefit, your Contract Value was $117,403.
The adjustment to your total Premium Payments for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. The partial Surrender of $8,000 is less than 10% of Premium Payments. Your adjusted total Premium Payments is $92,000.
Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.
Example 2
Assume that:

•	You made an initial Premium Payment of $100,000,

•	In your fourth Contract Year, you made a partial Surrender of $60,000,

•	Your Contract Value in the fourth year immediately before your Surrender was $150,000,

•	On the day we calculate the Death Benefit, your Contract Value was $120,000.
The adjustments to your Premium Payments for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. 10% of the total Premium Payments is $10,000. Total Premium Payments adjusted for dollar-for-dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar-for dollar adjustment to get $140,000. The proportional factor is 1 − ($50,000/$140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.
Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.
The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder
Portfolios
Example 1: Assume you select Single Life Option when you purchase your Contract, the older Covered Life is less than age 60, and your initial Premium Payment is $100,000.

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$100,000 • Equal to your initial Premium Payment	$100,000 • Equal to your initial Premium Payment
Threshold	$5,000 • 5% of your Payment Base	$5,000 • 5% of your Payment Base
Lifetime Benefit Payment	N/A	N/A
Guaranteed Minimum Death Benefit	$100,000 • Equal to your initial Premium Payment	$100,000 • Equal to your initial Premium Payment

APP A-3

Example 2: Assume you select Joint/Spousal Option when you purchase your Contract, the younger Covered Life is less than age 60, and your initial Premium Payment is $100,000.

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$100,000 • Equal to your initial Premium Payment	$100,000 • Equal to your initial Premium Payment
Threshold	$4,500 • 4.5% of your Payment Base	$4,500 • 4.5% of your Payment Base
Lifetime Benefit Payment	N/A	N/A
Guaranteed Minimum Death Benefit	$100,000 • Equal to your initial Premium Payment	$100,000 • Equal to your initial Premium Payment
Example 3: Assume you select Single Life Option when you purchase your Contract, the older Covered Life is age 60, and your initial Premium Payment is $100,000.

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$100,000 • Equal to your initial Premium Payment	$100,000 • Equal to your initial Premium Payment
Withdrawal Percent	5% • Based on your age	5% • Based on your age
Lifetime Benefit Payment	$5,000 • 5% of your Payment Base	$5,000 • 5% of your Payment Base
Guaranteed Minimum Death Benefit	$100,000 • Equal to your initial Premium Payment	$100,000 • Equal to your initial Premium Payment
Example 4: Assume the same contract issue facts as Example 3 (Single Life), however your first partial Surrender is taken at age 70. Your Withdrawal Percent is 6% based on your age. Your Contract Value at the beginning of the year is $105,000. Your Contract Value upon attaining age 70 is $105,500.
Values prior to the partial Surrender:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$105,000	$105,000
Lifetime Benefit Payment	$6,330 • Withdrawal Percent multiplied by the greater of your Payment Base or Contract Value upon attaining age 70	$6,330 • Withdrawal Percent multiplied by your Payment Base
You take a partial Surrender of $6,000, values after the partial Surrender:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$105,000	$105,000
Withdrawal Percent	6%(1)	6%(1)
Lifetime Benefit Payment	$330 • Remaining for Contract Year	$300 • Remaining for Contract Year
Contract Value after the withdrawal	$99,000	$99,000
Guaranteed Minimum Death Benefit	$94,000 • Prior Death Benefit reduced by the withdrawal	$94,000 • Prior Death Benefit reduced by the withdrawal

APP A-4

Example 5: Assume you select Joint/Spousal Option when you purchase your Contract, the younger Covered Life is age 60, and your initial Premium Payment is $100,000.

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$100,000 • Equal to your initial Premium Payment	$100,000 • Equal to your initial Premium Payment
Withdrawal Percent	4.5% • Based on your age	4.5% • Based on your age
Lifetime Benefit Payment	$4,500 • 4.5% of your Payment Base	$4,500 • 4.5% of your Payment Base
Guaranteed Minimum Death Benefit	$100,000 • Equal to your initial Premium Payment	$100,000 • Equal to your initial Premium Payment
Example 6: Assume the same contract issue facts as Example 5 (Joint/Spousal), however your first partial Surrender is taken at age 70. Your Withdrawal Percent is 5.5% based on your age. Your Contract Value at the beginning of the Contract Year is $110,000. Your Contract Value upon attaining age 70 is $111,000.
Values prior to the partial Surrender:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$110,000	$110,000
Lifetime Benefit Payment	$6,105 • Withdrawal Percent multiplied by the greater of your Payment Base or Contract Value upon attaining age 70	$6,050 • Withdrawal Percent multiplied by your Payment Base

You take a partial Surrender of $6,000, values after the partial Surrender:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$110,000	$110,000
Withdrawal Percent	5.5%(1)	5.5%(1)
Lifetime Benefit Payment	$105 • Remaining for Contract Year	$50 • Remaining for Contract Year
Contract Value after the withdrawal	$105,000	$105,000
Guaranteed Minimum Death Benefit	$94,000 • Prior Death Benefit reduced by the withdrawal	$94,000 • Prior Death Benefit reduced by the withdrawal

(1)
The Withdrawal Percentage will remain for the duration of your Contract unless an automatic Payment Base increase occurs on a future anniversary and a new Withdrawal Percent age band is applicable; if no automatic Payment Base increase occurs on a future anniversary where a new Withdrawal Percent age band is applicable, your Withdrawal Percent will remain as is.

APP A-5

Example 7: Assume the same facts as Example 1 (Single Life). Also assume that you take a $1,000 partial Surrender in the first Contract Year and that the Contract Value prior to the rider charge being deducted on your first anniversary is $95,000.
Values prior to the partial Surrender:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$100,000	$100,000
Threshold	$5,000	$5,000
Guaranteed Minimum Death Benefit	$100,000	$100,000
Values after the partial Surrender:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$99,000 • Prior Payment Base reduced by withdrawal	$99,000 • Prior Payment Base reduced by withdrawal
Withdrawal Percent	5%(1)	5%(1)
Threshold	$4,000 • Remaining for Contract Year	$4,000 • Remaining for Contract Year
Guaranteed Minimum Death Benefit	$99,000 • Prior Death Benefit reduced by the withdrawal	$99,000 • Prior Death Benefit reduced by the withdrawal
Values after the anniversary processing:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$99,000 • The ratio is the Contract Value ($95,000) divided by your current Payment Base ($99,000), less 1 • Resulting in –0.04%, subject to minimum of 0%, No change to the Payment Base	$99,000 • Greater of the Contract Value prior to the rider charge being taken, or • Your current Payment Base
Threshold	$4,950 • 5% of your Payment Base	$4,950 • 5% of your Payment Base
Rider Charge	$841.50 • Rider charge of 0.85% multiplied by your current Payemnt Base	$1,138.50 • Rider Charge of 1.15% multiplied by your current Payment Base
Guaranteed Minimum Death Benefit	$99,000 • No change due to anniversary processing	$99,000 • No change due to anniversary processing
Example 8: Assume the same facts as Example 1 (Single Life). Also assume that you take a $1,000 partial Surrender in the first Contract Year and that the Contract Value prior to the rider charge being deducted on your first anniversary is $105,000.
Values prior to the partial Surrender:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$100,000	$100,000
Threshold	$5,000	$5,000
Guaranteed Minimum Death Benefit	$100,000	$100,000

APP A-6

Values after the partial Surrender:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$99,000 • Equal to your initial Premium Payment	$100,000 • Equal to your initial Premium Payment
Withdrawal Percent	5%(1)	5%(1)
Threshold	$4,000 • Remaining for the Contract Year	$4,000 • Remaining for the Contract Year
Guaranteed Minimum Death Benefit	$99,000 • Prior Death Benefit reduced by the withdrawal	$99,000 • Prior Death Benefit reduced by the withdrawal
Values after the anniversary processing:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$105,000 • The ratio is the Contract Value ($105,000) divided by your current Payment Base ($99,000), less 1 • Resulting in –0.06%, subject to minimum of 0% and maximum of 10%	$105,000 • Greater of the Contract Value prior to the rider charge being taken, or • Your current Payment Base
Threshold	$4,950 • 5% of your Payment Base	$5,250 • 5% of your Payment Base
Rider Charge	$892.50 • Rider charge of 0.85% multiplied by your current Payemnt Base	$1,207.50 • Rider Charge of 1.15% multiplied by your current Payment Base
Guaranteed Minimum Death Benefit	$99,000 • No change due to anniversary processing	$99,000 • No change due to anniversary processing
Example 9: Assume the same facts as Example 2 (Joint/Spousal). Also assume that you take a $1,000 partial Surrender in the first Contract Year and that the Contract Value prior to the rider charge being deducted on your first anniversary is $95,000.
Values after the partial Surrender:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$100,000	$100,000
Threshold	$4,500	$4,500
Guaranteed Minimum Death Benefit	$100,000	$100,000

APP A-7

Values after the partial Surrender:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$99,000 • Prior Payment Base reduced by withdrawal	$99,000 • Prior Payment Base reduced by withdrawal
Withdrawal Percent	4.5%(1)	4.5%(1)
Threshold	$3,500 • Remaining for Contract Year	$3,500 • Remaining for Contract Year
Guaranteed Minimum Death Benefit	$99,000 • Prior Death Benefit reduced by the withdrawal	$99,000 • Prior Death Benefit reduced by the withdrawal
Values after the anniversary processing:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$99,000 • The ratio is the Contract Value ($95,000) divided by your current Payment Base ($99,000), less 1 • Resulting in –0.04%, subject to minimum of 0%, No change to the Payment Base	$99,000 • Greater of the Contract Value prior to the rider charge being taken, or • Your current Payment Base
Threshold	$4,455 • 4.5% of your Payment Base	$4,455 • 4.5% of your Payment Base
Rider Charge	$841.50 • Rider charge of 0.85% multiplied by your current Payemnt Base	$1,138.50 • Rider Charge of 1.15% multiplied by your current Payment Base
Guaranteed Minimum Death Benefit	$99,000 • No change due to anniversary processing	$99,000 • No change due to anniversary processing

Example 10: Assume the same facts as Example 7 (Single Life). Assume that an additional Premium Payment of $20,000 is made in Contract Year 2, the Contract Value after the payment is $121,000.
Values prior to the Premium Payment:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$99,000	$99,000
Threshold	$4,950	$4,950
Guaranteed Minimum Death Benefit	$99,000	$99,000

APP A-8

Values after the Premium Payment:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$119,000 • Prior Payment increased by the Premium Payment	$119,000 • Prior Payment increased by the Premium Payment
Threshold	$6,050 • Withdrawal Percent multiplied by the greater of your current Payment Base or Contract Value	$5,950 • Withdrawal Percent multiplied by the current Payment Base
Guaranteed Minimum Death Benefit	$119,000 • Prior Death Benefit increased by the Premium Payment	$119,000 • Prior Death Benefit increased by the Premium Payment

Example 11: Assume the same facts as Example 9 (Joint/Spousal). Assume that an additional Premium Payment of
$20,000 is made in Contract Year 2, the Contract Value after the payment is $125,000.
Values prior to the Premium Payment:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$99,000	$99,000
Threshold	$4,455	$4,455
Guaranteed Minimum Death Benefit	$99,000	$99,000
Values after the Premium Payment:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$119,000 • Prior Payment increased by the Premium Payment	$119,000 • Prior Payment increased by the Premium Payment
Threshold	$6,050 • Withdrawal Percent multiplied by the greater of your current Payment Base or Contract Value	$5,950 • Withdrawal Percent multiplied by the current Payment Base
Guaranteed Minimum Death Benefit	$119,000 • Prior Death Benefit increased by the Premium Payment	$119,000 • Prior Death Benefit increased by the Premium Payment

APP A-9

Example 12: Assume the older Covered Life is 74 (Single Life). Assume the Owner makes the first partial Surrender under the Contract of $3,000 when, just prior to the partial Surrender, the Payment Base is $50,000; the Contract Value (on Anniversary) is $55,000; the Withdrawal Percent is 6%; the Guaranteed Minimum Death Benefit is $50,000.
Values after the partial Surrender:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$50,000 • Partial Surrender did not exceed the Lifetime Benefit Payment	$50,000 • Partial Surrender did not exceed the Lifetime Benefit Payment
Withdrawal Percent	6%(1)	6%(1)
Lifetime Benefit Payment
$300
•    Remaining Lifetime Benefit Payment for the Contract Year
•    Available Lifetime Benefit Payment was 6% multiplied by the greater of the Payment Base or Contract Value on the Contract Anniversary
•    Available Lifetime Benefit Payment was $3,300

$0
•    Remaining Lifetime Benefit Payment for the Contract Year
•    Available Lifetime Benefit Payment was 6% multiplied by the greater of the Payment Base on the Contract Anniversary
•    Available Lifetime Benefit Payment was $3,000

Guaranteed Minimum Death Benefit	$47,000 • Prior Death Benefit reduced by the partial Surrender	$47,000 • Prior Death Benefit reduced by the partial Surrender
Example 13: Assume the younger Covered Life is 74 (Joint/Spousal). Assume the Owner makes the first partial Surrender under the Contract of $2,750 when, just prior to the partial Surrender, the Payment Base is $50,000; the Contract Value (on Anniversary) is $55,000; the Withdrawal Percent is 5.5%; the Guaranteed Minimum Death Benefit is $50,000.
Values after the partial Surrender:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$50,000 • Partial Surrender did not exceed the Lifetime Benefit Payment	$50,000 • Partial Surrender did not exceed the Lifetime Benefit Payment
Withdrawal Percent	5.5%(1)	5.5%(1)
Lifetime Benefit Payment
$275
•    Remaining Lifetime Benefit Payment for the Contract Year
•    Available Lifetime Benefit Payment was 5.5% multiplied by the greater of the Payment Base or Contract Value on the Contract Anniversary
•    Available Lifetime Benefit Payment was $3,025

$0
•    Remaining Lifetime Benefit Payment for the Contract Year
•    Available Lifetime Benefit Payment was 5.5% multiplied by the greater of the Payment Base or Contract Value on the Contract Anniversary
•    Available Lifetime Benefit Payment was $3,025

Guaranteed Minimum Death Benefit	$47,250 • Prior Death Benefit reduced by the partial Surrender	$47,250 • Prior Death Benefit reduced by the partial Surrender

APP A-10

Example 14: Assume the same facts as Example 12 (Single Life). Assume that a second partial Surrender is taken in the same Contract Year for $1,000; the Contract Value prior to the partial Surrender is $52,000; the Contract Value after the partial Surrender is $51,000.
Values prior to the partial Surrender:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$50,000 • Partial Surrender did not exceed the Lifetime Benefit Payment	$50,000 • Partial Surrender did not exceed the Lifetime Benefit Payment
Withdrawal Percent	6%	6%
Lifetime Benefit Payment
$300
•    Remaining Lifetime Benefit Payment for the Contract Year
•    Available Lifetime Benefit Payment was 6% multiplied by the greater of the Payment Base or Contract Value on the Contract Anniversary
•    Available Lifetime Benefit Payment was $3,300

$0
•    Remaining Lifetime Benefit Payment for the Contract Year
•    Available Lifetime Benefit Payment was 6% multiplied by the greater of the Payment Base or Contract Value on the Contract Anniversary
•    Available Lifetime Benefit Payment was $3,000

Guaranteed Minimum Death Benefit	$47,000 • Prior Death Benefit reduced by the partial Surrender	$47,000 • Prior Death Benefit reduced by the partial Surrender
Values after the partial Surrender:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$49,323 • Proportional reduction: 1–($700/($52,000–$300))	$49,038 • Proportional reduction: 1–($1000/$52,000)
Lifetime Benefit Payment	$0 • Remaining Lifetime Benefit Payment for the Contract Year	$0 • Remaining Lifetime Benefit Payment for the Contract Year
Guaranteed Minimum Death Benefit	$46,068 • Prior Death Benefit reduced by the partial surrender NOT exceeding the Lifetime Benefit Payment. Then, proportional reduction multiplied by the result of the above	$46,096 • Prior Death Benefit reduced by the partial surrender NOT exceeding the Lifetime Benefit Payment. Then, proportional reduction multiplied by the result of the above

APP A-11

Example 15: Assume the same facts as Example 13 (Joint/Spousal). Assume that a second partial Surrender is taken in the same Contract Year for $2,000; the Contract Value prior to the partial Surrender is $49,000; the Contract Value after the partial Surrender is $47,000.
Values prior to the partial Surrender:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$50,000	$50,000
Withdrawal Percent	5.5%	5.5%
Lifetime Benefit Payment
$275
•    Remaining Lifetime Benefit Payment for the Contract Year
•    Available Lifetime Benefit Payment was 5.5% multiplied by the greater of the Payment Base or Contract Value on the Contract Anniversary
•    Available Lifetime Benefit Payment was $3,025

$0
•    Remaining Lifetime Benefit Payment for the Contract Year
•    Available Lifetime Benefit Payment was 5.5% multiplied by the greater of the Payment Base or Contract Value on the Contract Anniversary
•    Available Lifetime Benefit Payment was $2,750

Guaranteed Minimum Death Benefit	$47,250	$47,250
Values after the partial Surrender:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$48,230 • Proportional reduction: 1–($1,725/($49,000–$275))	$47,959 • Proportional reduction: 1–($2000/$49,000)
Lifetime Benefit Payment	$0 • Remaining Lifetime Benefit Payment for the Contract Year	$0 • Remaining Lifetime Benefit Payment for the Contract Year
Guaranteed Minimum Death Benefit	$45,312 • Prior Death Benefit reduced by the partial surrender NOT exceeding the Lifetime Benefit Payment. Then, proportional reduction multiplied by the result of the above	$45,321 • Prior Death Benefit reduced by the partial surrender NOT exceeding the Lifetime Benefit Payment. Then, proportional reduction multiplied by the result of the above
Example 16: Assume the same facts as Example 1 (Single Life). Now assume you have reached your first Contract
Anniversary. Your Contract Value on the Contract Anniversary is $115,000.
Values prior to the Contract Anniversary:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$100,000 • Equal to your initial Premium Payment	$100,000 • Equal to your initial Premium Payment
Threshold	$5,000 • 5% of your Payment Base	$5,000 • 5% of your Payment Base
Lifetime Benefit Payment	N/A	N/A
Guaranteed Minimum Death Benefit	$100,000 • Equal to your initial Premium Payment	$100,000 • Equal to your initial Premium Payment

APP A-12

Values after the anniversary processing:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$110,000 • The ratio is the Contract Value ($115,000) divided by your current Payment Base ($100,000), less 1 • Resulting in 0.15%, capped at 10%. Subject to minimum of 0% and maximum of 10%	$115,000 • Greater of the Contract Value prior to the rider charge being taken, or • Your current Payment Base
Threshold	$5,500 • 5% of your Payment Base	$5,750 • 5% of your Payment Base
Guaranteed Minimum Death Benefit	$100,000 • No change due to anniversary processing	$100,000 • No change due to anniversary processing
Example 17: Assume the same facts as Example 2 (Joint/Spousal). Now assume you have reached your first Contract
Anniversary. Your Contract Value on the anniversary is $115,000.
Values prior to the Contract Anniversary:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$100,000 • Equal to your initial Premium Payment	$100,000 • Equal to your initial Premium Payment
Threshold	$4,500 • 4.5% of your Payment Base	$4,500 • 4.5% of your Payment Base
Lifetime Benefit Payment	N/A	N/A
Guaranteed Minimum Death Benefit	$100,000 • Equal to your initial Premium Payment	$100,000 • Equal to your initial Premium Payment
Values after the Contract Anniversary:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$110,000 • The ratio is the Contract Value ($115,000) divided by your current Payment Base ($100,000), less 1 • Resulting in 0.15%, capped at 10%. Subject to minimum of 0% and maximum of 10%	$115,000 • Greater of the Contract Value prior to the rider charge being taken, or • Your current Payment Base
Threshold	$4,950 • 4.5% of your Payment Base	$5,175 • 4.5% of your Payment Base
Guaranteed Minimum Death Benefit	$100,000 • No change due to anniversary processing	$100,000 • No change due to anniversary processing
Example 18: Spousal Contract Continuation (Single Life)
On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

APP A-13

Values upon Spousal Contract Continuation:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$150,000 • Equal to Contract Value on date of continuation	$150,000 • Equal to Contract Value on date of continuation
Withdrawal Percent	6% • Withdrawal Percent is set using the oldest Covered Life's age on the effective date of continuation	6% • Withdrawal Percent is set using the oldest Covered Life's age on the effective date of continuation
Lifetime Benefit Payment	$9,000 • Withdrawal Percent multiplied by the Payment Base on date of continuation	$9,000 • Withdrawal Percent multiplied by the Payment Base on date of continuation
Guaranteed Minimum Death Benefit	$150,000 • Equal to Contract Value on date of continuation	$150,000 • Equal to Contract Value on date of continuation
Example 19: Spousal Contract Continuation (Joint/Spousal)
On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.
Values upon Spousal Contract Continuation:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$150,000 • Equal to Contract Value or Payment Base on date of continuation	$150,000 • Equal to Contract Value or Payment Base on date of continuation
Withdrawal Percent	5.5% • Withdrawal Percent is set using the oldest Covered Life's age on the effective date of continuation	5.5% • Withdrawal Percent is set using the oldest Covered Life's age on the effective date of continuation
Lifetime Benefit Payment	$8,250 • Withdrawal Percent multiplied by the greater of Contract Value or Payment Base on date of continuation	$8,250 • Withdrawal Percent multiplied by Payment Base on date of continuation
Guaranteed Minimum Death Benefit	$150,000 • Equal to Contract Value on date of continuation	$150,000 • Equal to Contract Value on date of continuation

APP A-14

Example 20: Withdrawal Percent Increase; Assume the same contract issue facts as Example 4 (Single Life). Your Withdrawal Percent is 6%, which was based on your age (70) at the time of first withdrawal. Your Lifetime Benefit Payment prior to the Contract Anniversary is $6,300. You are now age 75 and your anniversary is being processed. Your Contract Value on anniversary is $117,000.
Values prior to the Anniversary:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$105,000	$105,000
Withdrawal Percent	6%	6%
Lifetime Benefit Payment	$6,300	$6,300
Guaranteed Minimum Death Benefit	$94,000	$94,000
Values after the anniversary processing:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$115,500 • The ratio is the Contract Value ($117,000) divided by your current Payment Base ($105,000), less 1 • Resulting in 0.11%, capped at 10%. Subject to minimum of 0% and maximum of 10%	$117,000 • Greater of the Contract Value prior to the rider charge being taken, or • Your current Payment Base
Withdrawal Percent	6.5% • Due to the automatic increase and client reaching a new age band, the Withdrawal Percent has increased	6.5% • Due to the automatic increase and client reaching a new age band, the Withdrawal Percent has increased
Lifetime Benefit Payment	$7,507.50	$7,605
Rider Charge	$977.50 • Rider charge of 0.85% multiplied by your current Payment Base	$1,345.50 • Rider charge of 1.15% multiplied by your current Payment Base
Guaranteed Minimum Death Benefit	$94,000 • No change due to anniversary processing	$94,000 • No change due to anniversary processing
Example 21
Assume the following Contract values:
Contract Value = $3,000
Lifetime Benefit Payment = $2,000
Client takes a partial Surrender of $2,000 (within rider limit)
New Contract Value = $2,000

•	Minimum Amount Rule is reached as remaining Contract Value is reduced below one Lifetime Benefit Payment and the Partial Surrender was within the rider limit

•	Contract Value is transferred to approved investment program

•	We will no longer accept subsequent Premium Payments

•	We will begin to automatically pay the annual Lifetime Benefit Payment via the Automatic Income Program. The Lifetime Benefit Payment will be paid out of our General Account

•	The payout of the Lifetime Benefit Payment will no longer reduce the Contract Value, however, the Death Benefit will continue to be reduced

•	We will waive the Annual Maintenance Fee and rider fee

APP A-15

•	Benefit Increases will no longer be applied
NOTE: If the Contract Value is reduced below one Lifetime Benefit Payment on any Contract Anniversary due to performance the above scenario would occur.
Example 22
Assume the following Contract values:
Contract Value = $3,000
Lifetime Benefit Payment = $2,000
Client takes a partial Surrender of $2,800 (exceeds rider limit)
New Contract Value = $2,000

•	Minimum Account Rule is reached as remaining Contract Value is reduced below the Minimum Account Rule under the contract, $500 (varies by state) and the partial Surrender exceeded the rider limit

•	Contract is fully liquidated
Example 23: Automatic Payment Base Increase to Relevant Covered Life Attained age 90. Assume that you select a Single Life option. Your Withdrawal Percentage is 7.5%, which is based on your age (85) at the time of your first withdrawal. Your Lifetime Benefit Payment prior to Contract Anniversary is $7,500. You are now age 90 and your anniversary is being processed. Your Contract Value on your anniversary is $120,000.
Values prior to anniversary:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$100,000	$100,000
Withdrawal Percent	7.5%	7.5%
Lifetime Benefit Payment	$7,500	$7,500
Guaranteed Minimum Death Benefit	$92,500	$92,500
Values after the anniversary processing:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$110,000 The ratio is the Contract Value ($120,000) divided by current Payment Base ($100,00), less 1 results in .20%, capped at 10%	$117,000 Greater of the Contract Value prior to the rider charge being taken, or Your current Payment Base
Withdrawal Percent	8% Due to the automatic increase and client reaching a new age band, the Withdrawal Percent has increased	8% Due to the automatic increase and client reaching a new age band, the Withdrawal Percent has increased
Lifetime Benefit Payment	$8,800	$9,600
Rider Charge	$935 Rider charge of 0.85% multiplied by your current Payment Base	$1,380 Rider charge of 1.15% multiplied by your current Payment Base
Guaranteed Minimum Death Benefit	$92,500 No change due to anniversary processing	$92,500 No change due to anniversary processing

APP A-16

Example 24: Deferral Illustration. Assume that on your birthday in September 2008 you are 60. You purchase the Contract in November 2008 and select The Hartford’s Lifetime Income Builder Portfolios with the Single Life option. Assume no growth in Contract Value.

Feature	No partial Surrenders in first 5 years of the rider	Partial Surrender in second year of the rider
Withdrawal Percentage at issue	5%	5%
Payment Base at issue	$100,000	$100,000
Lifetime Benefit Payment at issue	$5,000	$5,000
Withdrawal Percentage on birthday in September 2013 when Relevant Covered Life is age 65	Increased to 5.5%	Remains at 5%
Payment Base on birthday	$100,000 No change due to birthday	$100,000 No change due to birthday
Lifetime Benefit Payment on birthday	Increased to $5,500	Remains at $5,000
Anniversary in November 2013 - Contract Value is less than current Payment Base, so there is no change to the Payment Base	$100,000	$100,000
Withdrawal Percentage	5.5%	5%
Lifetime Benefit Payment	$5,500	$5,000
The Hartford’s Principal First
Example 1: Assume you select The Hartford’s Principal First when you purchase your Contract and your initial Premium Payment is $100,000.

•	Your Benefit Amount is $100,000, which is your initial Premium Payment.

•	Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.
Example 2: If you make an additional Premium Payment of $50,000, then

•	Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

•	Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment($3,500).
Example 3: Assume the same facts as Example 1. If you take the maximum Benefit Payment before the end of the first Contract Year, then

•	Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

•	Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment($7,000).
Example 4: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.
Example 5: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $80,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

APP A-17

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your “New Benefit Amount” becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.
We recalculate the Benefit Payment by comparing the “old” Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.
Example 6: If you elect to “step up” The Hartford’s Principal First after the 5th year, assuming you have made no withdrawals, and your Contract Value at the time of step up is $200,000, then

•	We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

•	Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.
The Hartford’s Lifetime Income Foundation
This Optional Withdrawal Benefit is closed to new investors if The Hartford’s Lifetime Income Builder Selects and The Hartford’s
Lifetime Income Builder Portfolios is approved in your state.
Example 1: Assume you select Single Life Option when you purchase your Contract, the older Covered Life is less than age 60, and your initial Premium Payment is $100,000.

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Threshold is $5,000, which is 5% of your Payment Base.

•	Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.
Example 2: Assume you select Joint/Spousal Option when you purchase your Contract, the younger Covered Life is less than age 60, and your initial Premium Payment is $100,000.

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Threshold is $4,500, which is 4.5% of your Payment Base.

•	Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.
Example 3: Assume you select Single Life Option when you purchase your Contract, the older Covered Life is age 60, and your initial Premium Payment is $100,000.

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Withdrawal Percent is 5%, which is based on your age.

•	Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.
Example 4: Assume the same contract issue facts as Example 3, however your first partial Surrender is taken at age 70. Your Withdrawal Percent is 6% based on your age. Your Contract Value at the beginning of the year is $105,000.

•
Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

•	You take a partial Surrender of $6,000.

•	Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

•	Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

•	Your remaining Lifetime Benefit Payment for the Contract Year is $300.

APP A-18

•	Your Contract Value after the withdrawal is $99,000.

•	Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.
Example 5: Assume you select Joint/Spousal Option when you purchase your Contract, the younger Covered Life is age 60, and your initial Premium Payment is $100,000.

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Withdrawal Percent is 4.5%, which is based on your age.

•	Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.
Example 6: Assume the same contract issue facts as Example 5, however your first partial Surrender at age 70. Your Withdrawal Percent is 5.5% based on your age. Your Contract Value at the beginning of the year is $106,500.

•
Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

•	You take a partial Surrender of $5,500.

•	Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

•	Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

•	Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

•	Your Contract Value after the withdrawal is $101,000.

•	Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.
Example 7: Assume the same facts as example 1 (Single Life). Also assume that you take a $1,000 partial Surrender in the first Contract Year and that the Contract Value on your first anniversary is $95,000.
Prior to the Surrender:

•	Your initial Payment Base is $100,000.

•	Your Threshold is $5,000.

•	Your Guaranteed Minimum Death Benefit is $100,000.
After the Surrender:

•	Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

•	Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

•	Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

•	The annual charge for The Hartford’s Lifetime Income Foundation is 0.75% of the Payment Base.

•	$99,000 × 0.75% = $742.50, this amount is deducted from the Contract Value.

•	Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.
Example 8: Assume the same facts as example 2 (Joint/Spousal). Also assume that you take a $1,000 partial Surrender in the first Contract Year and that the Contract Value on your first anniversary is $95,000.
Prior to the Surrender:

•	Your initial Payment Base is $100,000.

•	Your Threshold is $4,500.

•	Your Guaranteed Minimum Death Benefit is $100,000.
After the Surrender:

APP A-19

•	Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

•	Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

•	Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

•	The annual charge for The Hartford’s Lifetime Income Foundation is 0.75% of the Payment Base.

•	$99,000 × 0.75% = $742.50, this amount is deducted from the Contract Value.

•	Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.
Example 9: Assume the same facts as Example 7 (Single Life). Assume that an additional Premium Payment of $20,000 is made in Contract Year 2, just prior to the payment, the Contract Value was $96,000.
Prior to the Premium Payment:

•	At the beginning of Contract Year 2, your initial Payment Base is $99,000.

•	Your Threshold amount is $4,950.

•	Your Guaranteed Minimum Death Benefit is $99,000.
After the Premium Payment:

•	Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

•	Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

•	Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.
Example 10: Assume the same facts as Example 8 (Joint/Spousal). Assume that an additional Premium Payment of $20,000 is made in Contract Year 2, just prior to the payment, the Contract Value was $96,000.
Prior to the Premium Payment:

•	At the beginning of Contract Year 2, your initial Payment Base is $99,000.

•	Your Threshold amount is $4,455.

•	Your Guaranteed Minimum Death Benefit is $99,000.
After the Premium Payment:

•	Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

•	Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

•	Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.
Example 11: Assume the older Covered Life is 74 (Single Life). Assume the Owner makes the first partial Surrender under the Contract of $3,300 when, just prior to the partial Surrender, the Payment Base is $50,000; the Contract Value (on Anniversary) is $55,000; the Withdrawal Percent is 6%; the Guaranteed Minimum Death Benefit is $50,000; the Lifetime Benefit Payment is 6% multiplied by the greater of the Payment Base or Contract Value, or $3,300.
After the partial Surrender:

•	Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

•	Your Withdrawal Percent is 6% for the duration of your Contract.

•	Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

APP A-20

•	Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.
Example 12: Assume the younger Covered Life is 74 (Joint/Spousal). Assume the owner makes the first partial Surrender under the Contract of $3,025 when, just prior to the partial Surrender, the Payment Base is $50,000; the Contract Value (on Anniversary) is $55,000; the Withdrawal Percent is 5.5%; the Guaranteed Minimum Death Benefit is $50,000; the Lifetime Benefit Payment is 5.5% multiplied by the greater of Payment Base or Contract Value, or $3,025.
After the partial Surrender:

•	Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

•	Your Withdrawal Percent is 5.5% for the duration of your Contract.

•	Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

•	Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.
Example 13: Assume the same facts as Example 11 (Single Life). Assume that a second partial Surrender is taken in the same Contract Year for $1,000; the Contract Value prior to the partial Surrender is $52,000; the Contract Value after the partial Surrender is $51,000.
Prior to the partial Surrender:

•	Your Payment Base is $50,000.

•	Your Withdrawal Percent was previously locked in at 6%.

•	Your remaining Lifetime Benefit Payment for this Contract Year is $0.

•	Your Guaranteed Minimum Death Benefit is $46,700.
After the partial Surrender:

•
Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 − (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

•	Your Lifetime Benefit Payment remaining for the Contract Year is $0.

•
Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 − (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

Example 14: Assume the same facts as Example 12 (Joint/Spousal). Assume that a second partial Surrender is taken in the same Contract Year for $2,000; the Contract Value prior to the partial Surrender is $49,000; the Contract Value after the partial Surrender is $47,000.
Prior to the partial Surrender:

•	Your Payment Base is $50,000.

•	Your Withdrawal Percent was previously locked in at 5.5%.

•	Your remaining Lifetime Benefit Payment for this Contract Year is $0.

•	Your Guaranteed Minimum Death Benefit is $46,975.
After the partial Surrender:

•
Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 − (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

•	Your Lifetime Benefit Payment remaining for the Contract Year is $0.

•
Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 − (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

APP A-21

The Hartford’s Lifetime Income Builder II
Example 1: Assume you select Single Life Option when you purchase your Contract, the older Covered Life is less than age 60, and your initial Premium Payment is $100,000.

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Threshold is $5,000, which is 5% of your Payment Base.

•	Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.
Example 2: Assume you select Joint/Spousal Option when you purchase your Contract, the younger Covered Life is less than age 60, and your initial Premium Payment is $100,000.

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Threshold is $4,500, which is 4.5% of your Payment Base.

•	Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.
Example 3: Assume you select Single Life Option when you purchase your Contract, the older Covered Life is age 60, and your initial Premium Payment is $100,000.

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Withdrawal Percent is 5%, which is based on your age.

•	Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.
Example 4: Assume the same contract issue facts as Example 3, however your first partial Surrender is taken at age 70. Your Withdrawal Percent is 6% based on your age. Your Contract Value at the beginning of the year is $105,000.

•
Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

•	You take a partial Surrender of $6,000.

•	Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

•	Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

•	Your remaining Lifetime Benefit Payment for the Contract Year is $300.

•	Your Contract Value after the withdrawal is $99,000.

•	Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.
Example 5: Assume you select Joint/Spousal Option when you purchase your Contract, the younger Covered Life is age 60, and your initial Premium Payment is $100,000.

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Withdrawal Percent is 4.5%, which is based on your age.

•	Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.
Example 6: Assume the same contract issue facts as Example 5, however your first partial Surrender at age 70. Your Withdrawal Percent is 5.5% based on your age. Your Contract Value at the beginning of the year is $106,500.

•
Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

APP A-22

•	You take a partial Surrender of $5,500.

•	Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

•	Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

•	Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

•	Your Contract Value after the withdrawal is $101,000.

•	Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.
Example 7: Assume the same facts as example 1 (Single Life). Also assume that you take a $1,000 partial Surrender in the first Contract Year and that the Contract Value on your first anniversary is $95,000.
Prior to the Surrender:

•	Your initial Payment Base is $100,000.

•	Your Threshold is $5,000.

•	Your Guaranteed Minimum Death Benefit is $100,000.
After the Surrender:

•
At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

•	($95,000/$100,000) − 1 = − .05 subject to the minimum of 0%.

•	Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

•	Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

•	Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

•	The annual charge for The Hartford’s Lifetime Income Builder II is 0.75% of the Payment Base after the automatic increase calculation.

•	$99,000 × 0.75% = $742.50, this amount is deducted from the Contract Value.

•	Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.
Example 8: Assume the same facts as example 2 (Joint/Spousal). Also assume that you take a $1,000 partial Surrender in the first Contract Year and that the Contract Value on your first anniversary is $95,000.
Prior to the Surrender:

•	Your initial Payment Base is $100,000.

•	Your Threshold is $4,500.

•	Your Guaranteed Minimum Death Benefit is $100,000.
After the Surrender:

•
At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

•	($95,000/$100,000) − 1 = − .05 subject to the minimum of 0%.

•	Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

•	Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

•	Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

APP A-23

•	The annual charge for The Hartford’s Lifetime Income Builder II is 0.75% of the Payment Base after the automatic increase calculation.

•	$99,000 × 0.75% = $742.50, this amount is deducted from the Contract Value.

•	Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.
Example 9: Assume the same facts as Example 7 (Single Life). Assume that an additional Premium Payment of $20,000 is made in Contract Year 2, just prior to the payment, the Contract Value was $96,000.
Prior to the Premium Payment:

•	At the beginning of Contract Year 2, your initial Payment Base is $99,000.

•	Your Threshold amount is $4,950.

•	Your Guaranteed Minimum Death Benefit is $99,000.
After the Premium Payment:

•	Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

•	Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

•	Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.
Example 10: Assume the same facts as Example 8 (Joint/Spousal). Assume that an additional Premium Payment of $20,000 is made in Contract Year 2, just prior to the payment, the Contract Value was $96,000.
Prior to the Premium Payment:

•	At the beginning of Contract Year 2, your initial Payment Base is $99,000.

•	Your Threshold amount is $4,455.

•	Your Guaranteed Minimum Death Benefit is $99,000.
After the Premium Payment:

•	Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

•	Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

•	Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.
Example 11: Assume the older Covered Life is 74 (Single Life). Assume the owner makes the first partial Surrender under the Contract of $3,300 when, just prior to the partial Surrender, the Payment Base is $50,000; the Contract Value (on Anniversary) is $55,000; the Withdrawal Percent is 6%; the Guaranteed Minimum Death Benefit is $50,000; the Lifetime Benefit Payment is 6% multiplied by the greater of the Payment Base or Contract Value, or $3,300.
After the partial Surrender:

•	Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

•	Your Withdrawal Percent is 6% for the duration of your Contract.

•	Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

•	Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.
Example 12: Assume the younger Covered Life is 74 (Joint/Spousal). Assume the owner makes the first partial Surrender under the Contract of $3,025 when, just prior to the partial Surrender, the Payment Base is $50,000; the Contract Value (on Anniversary) is $55,000; the Withdrawal Percent is 5.5%; the Guaranteed Minimum Death Benefit

APP A-24

is $50,000; the Lifetime Benefit Payment is 5.5% multiplied by the greater of Payment Base or Contract Value, or $3,025.
After the partial Surrender:

•	Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

•	Your Withdrawal Percent is 5.5% for the duration of your Contract.

•	Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

•	Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.
Example 13: Assume the same facts as Example 11 (Single Life). Assume that a second partial Surrender is taken in the same Contract Year for $1,000; the Contract Value prior to the partial Surrender is $52,000; the Contract Value after the partial Surrender is $51,000.
Prior to the partial Surrender:

•	Your Payment Base is $50,000.

•	Your Withdrawal Percent was previously locked in at 6%.

•	Your remaining Lifetime Benefit Payment for this Contract Year is $0.

•	Your Guaranteed Minimum Death Benefit is $46,700.
After the partial Surrender:

•
Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 − (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

•	Your Lifetime Benefit Payment remaining for the Contract Year is $0.

•
Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 − (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

Example 14: Assume the same facts as Example 12 (Joint/Spousal). Assume that a second partial Surrender is taken in the same Contract Year for $2,000; the Contract Value prior to the partial Surrender is $49,000; the Contract Value after the partial Surrender is $47,000.
Prior to the partial Surrender:

•	Your Payment Base is $50,000.

•	Your Withdrawal Percent was previously locked in at 5.5%.

•	Your remaining Lifetime Benefit Payment for this Contract Year is $0.

•	Your Guaranteed Minimum Death Benefit is $46,975.
After the partial Surrender:

•
Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 − (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

•	Your Lifetime Benefit Payment remaining for the Contract Year is $0.

•
Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 − (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

Example 15: Assume the same facts as Example 1 (Single Life). Now assume you have reached your first Contract Anniversary. Your Contract Value on the Contract Anniversary is $110,000.
Prior to the Contract Anniversary:

APP A-25

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Threshold is $5,000, which is 5% of your Payment Base.

•	Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.
After the Contract Anniversary:

•
At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($110,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

•	($110,000/$100,000) − 1 = .10 subject to the maximum of 10%.

•	Your Payment Base is $110,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

•	Your Threshold amount for the Contract Year is $5,500, which is your new Payment Base multiplied by 5%.

•	Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.
Example 16: Assume the same facts as Example 2 (Joint/Spousal). Now assume you have reached your first Contract Anniversary. Your Contract Value on the anniversary is $105,000.
Prior to the Contract Anniversary:

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Threshold is $4,500, which is 4.5% of your Payment Base.

•	Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.
After the Contract Anniversary:

•
At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

•	($105,000/$100,000) − 1 = .05 subject to the maximum of 10%.

•	Your Payment Base is $105,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

•	Your Threshold amount for the Contract Year is $4,725, which is your new Payment Base multiplied by 4.5%.

•	Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.
Example 17: Spousal Contract Continuation
On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000. The values for the rider are impacted as follows:
Payment Base = $150,000 (greater of Contract Value or Payment Base on date of continuation)
Withdrawal Percent = existing Withdrawal Percent if partial Surrender have been taken, or else it is set using the remaining Spouse’s attained age on the Contract Anniversary prior to the first partial Surrender (for this example we will say it is 6%).
Lifetime Benefit Payment = $9,000 (Withdrawal Percent × greater of Payment Base or Contract Value on date of continuation) Death Benefit = $150,000 (Contract Value on date of continuation)
Maximum Contract Value (LIB II Only) = $150,000 (greater of Contract Value or Payment Base on date of continuation)

APP A-26

MAV Plus
Example 1
Assume that:

•	You elected the MAV Plus Death Benefit when you purchased your Contract with the standard Death Benefit,

•	You made a single Premium Payment of $100,000,

•	In your fourth Contract Year, you made a partial Surrender of $8,000,

•	Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $109,273,
To determine the Death Benefit to be paid we compare the following values, the greatest resulting values is the Death Benefit:

•	Contract Value on the date we receive due proof of death

•	Assume on the day we receive proof of Death, your Contract Value was $117,403,

•	Total Premium Payments adjusted for partial Surrenders (See Example 1 under the standard Death Benefit for details of calculation.)

•	Your total Premium Payment was $100,000, since the partial Surrender was less than 10% of premiums the Premium Payment is reduced dollar for dollar.

•	The Premium Payment is $92,000

•	The Maximum Anniversary Value adjusted for any partial Surrenders

•	Assume your Maximum Anniversary Value (MAV) was $114,000, since the partial Surrender was less than 10% of premiums the MAV is reduced dollar for dollar.

•	The MAV is $106,000

•	The Earnings Protection Benefit adjusted for any partial Surrenders
Adjustment for Partial Surrenders for Earnings Protection Benefit
To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the partial Surrender. To determine if the partial Surrender is greater than the Contract gain:

•
We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$109,273 − $100,000 − $0 + $0 = $9,273]

Since the Contract gain at the time of partial Surrender [$9,273] exceeds the partial Surrender [$8,000], there is no adjustment for the partial Surrender in this case.
Calculation of Contract gain
We would calculate the Contract gain as follows:

•	Contract Value on the day we receive proof of Death [$117,403],

•	Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

•	Add any adjustments for partial Surrender [$0],
So the Contract gain equals $17,403.
Calculation of Earnings Protection Benefit Cap
To determine if the cap applies:

•	We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

•	plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

•	minus any adjustments for partial Surrenders ($0), which equals $100,000. The cap is 200% of $100,000, which is $200,000.

APP A-27

MAV Plus Death Benefit
In this situation the cap does not apply, so we take the Contract Value on the date we receive proof of death and add 40% of gain [$117,403 + 40% (17,403)] which totals $124,364. This is the greatest of the four values compared, and so is the Death Benefit.
Example 2
Assume that:

•	You elected the MAV Plus Death Benefit when you purchased your Contract with the standard Death Benefit,

•	You made a single Premium Payment of $100,000,

•	In your fourth Contract Year, you made a partial Surrender of $60,000,

•	Your Contract Value in the fourth year immediately before your partial Surrender was $150,000,
To determine the Death Benefit to be paid we compare the following values, the greatest resulting values is the Death Benefit:

•	Contract Value on the date we receive due proof of death

•	Assume on the day we receive proof of Death, your Contract Value was $120,000,

•	Total Premium Payments adjusted for partial Surrenders (See Example 1 under the standard Death Benefit for details of calculation.)

•	Total Premium Payments was $100,000

•	Adjustment for Partial Surrenders for Premium Payments
The adjustment to your Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. The Premium Payment is adjusted for dollar for dollar Surrenders is $100,000 − $10,000 = $90,000. Remaining Surrenders equal $50,000. This amount will reduce Premium Payments proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 − (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted Premium Payment of $57,857.

•	The Premium Payment is $57,857

•	The Maximum Anniversary Value adjusted for any partial Surrenders

•	Assume the Maximum Anniversary Value was $140,000

•	Adjustment for Partial Surrenders for Maximum Anniversary Value
The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $140,000 − $10,000 = $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 − (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

•	The MAV is $83,571
Adjustment for Partial Surrenders for Earnings Protection Benefit
To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a partial Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

•
We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$150,000 − $100,000 − $0 + $0 = $50,000]

Since the partial Surrender [$60,000] exceeds the Contract gain at the time of partial Surrender [$50,000], the adjustment for the partial Surrender is the difference, or $10,000.
Calculation of Contract gain
We would calculate the Contract gain as follows:

•	Contract Value on the day we receive proof of Death [$120,000],

APP A-28

•	Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

•	Add any adjustments for partial Surrenders [$10,000], So the Contract gain equals $30,000.
Calculation of Earnings Protection Benefit Cap
To determine if the cap applies:

•	We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

•	plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

•	minus any adjustments for partial Surrenders ($10,000), which equals $90,000. The cap is 200% of $90,000, which is $180,000.
MAV Plus Death Benefit
In this situation the cap does not apply, so we take the Contract Value on the date we receive proof of death and add 40% of gain [$120,000 + 40% ($12,000)] which totals $132,000. This is the greatest of the four values compared, and so is the Death Benefit.

APP B-1

Appendix B — Accumulation Unit Values
The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below reflect Accumulation Unit Values for both Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company and show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by contacting us at 1-800-862-6668.
Hartford Life Insurance Company
Core Shares

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
AllianceBernstein VPS Balanced Wealth Strategy Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.131	$10.565	$9.435	$9.855	$9.048	$7.361	$10.403
Accumulation Unit Value at end of period	$12.832	$12.131	$10.565	$9.435	$9.855	$9.048	$7.361
Number of Accumulation Units outstanding at end of period (in thousands)	123	141	120	132	145	80	28
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.427	$14.456	$13.047	$13.772	$12.777	$10.505	—
Accumulation Unit Value at end of period	$17.195	$16.427	$14.456	$13.047	$13.772	$12.777	—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	—
AllianceBernstein VPS International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.808	$7.870	$6.916	$8.341	$7.500	$5.454	$10.464
Accumulation Unit Value at end of period	$8.576	$8.808	$7.870	$6.916	$8.341	$7.500	$5.454
Number of Accumulation Units outstanding at end of period (in thousands)	31	50	45	50	52	50	41
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.443	$14.848	$13.184	$16.069	$14.602	$10.731	—
Accumulation Unit Value at end of period	$15.842	$16.443	$14.848	$13.184	$16.069	$14.602	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
AllianceBernstein VPS International Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$7.643	$6.306	$5.592	$7.028	$6.823	$5.142	$10.788
Accumulation Unit Value at end of period	$7.061	$7.643	$6.306	$5.592	$7.028	$6.823	$5.142
Number of Accumulation Units outstanding at end of period (in thousands)	403	423	492	483	447	423	245
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.964	$12.476	$11.179	$14.199	$13.931	$10.610	—
Accumulation Unit Value at end of period	$13.679	$14.964	$12.476	$11.179	$14.199	$13.931	—
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	2	1	1	1	—
AllianceBernstein VPS Small/Mid Cap Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.929	$12.455	$10.645	$11.796	$9.436	$6.697	$10.797
Accumulation Unit Value at end of period	$18.215	$16.929	$12.455	$10.645	$11.796	$9.436	$6.697
Number of Accumulation Units outstanding at end of period (in thousands)	40	50	46	47	41	33	22
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.191	$19.471	$16.818	$18.833	$15.223	$10.919	—
Accumulation Unit Value at end of period	$27.885	$26.191	$19.471	$16.818	$18.833	$15.223	—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—
AllianceBernstein VPS Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.332	$9.148	$8.017	$8.437	$7.667	$6.414	$10.567
Accumulation Unit Value at end of period	$13.491	$12.332	$9.148	$8.017	$8.437	$7.667	$6.414
Number of Accumulation Units outstanding at end of period (in thousands)	11	12	9	9	9	7	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.005	$14.247	$12.618	$13.418	$12.323	$10.418	—
Accumulation Unit Value at end of period	$20.574	$19.005	$14.247	$12.618	$13.418	$12.323	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-2

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Fidelity VIP Contrafund Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.987	$10.815	$9.429	$9.821	$8.505	$6.357	$10.615
Accumulation Unit Value at end of period	$15.423	$13.987	$10.815	$9.429	$9.821	$8.505	$6.357
Number of Accumulation Units outstanding at end of period (in thousands)	413	451	459	542	569	566	378
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.326	$16.664	$14.682	$15.454	$13.524	$10.215	—
Accumulation Unit Value at end of period	$23.270	$21.326	$16.664	$14.682	$15.454	$13.524	—
Number of Accumulation Units outstanding at end of period (in thousands)	10	10	9	9	8	—	—
Fidelity VIP Dynamic Capital Appreciation Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.840	$11.601	$9.609	$10.007	$8.588	$6.404	$10.300
Accumulation Unit Value at end of period	$17.310	$15.840	$11.601	$9.609	$10.007	$8.588	$6.404
Number of Accumulation Units outstanding at end of period (in thousands)	9	3	2	1	4	5	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.768	$18.332	$15.344	$16.148	$14.005	$10.554	$—
Accumulation Unit Value at end of period	$26.785	$24.768	$18.332	$15.344	$16.148	$14.005	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Fidelity VIP Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.575	$10.107	$8.946	$9.061	$7.407	$5.861	$10.336
Accumulation Unit Value at end of period	$14.883	$13.575	$10.107	$8.946	$9.061	$7.407	$5.861
Number of Accumulation Units outstanding at end of period (in thousands)	78	25	23	24	22	31	10
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.141	$16.658	$14.900	$15.252	$12.600	$10.075	$—
Accumulation Unit Value at end of period	$24.020	$22.141	$16.658	$14.900	$15.252	$12.600	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	—	—	—
Fidelity VIP Mid Cap Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.083	$11.240	$9.935	$11.285	$8.887	$6.439	$10.258
Accumulation Unit Value at end of period	$15.794	$15.083	$11.240	$9.935	$11.285	$8.887	$6.439
Number of Accumulation Units outstanding at end of period (in thousands)	377	396	430	456	439	419	247
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.331	$17.571	$15.694	$18.015	$14.337	$10.498	$—
Accumulation Unit Value at end of period	$24.176	$23.331	$17.571	$15.694	$18.015	$14.337	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	2	2	3	2	1	—
Fidelity VIP Value Strategies Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.015	$11.678	$9.306	$10.360	$8.303	$5.350	$10.464
Accumulation Unit Value at end of period	$15.794	$15.015	$11.678	$9.306	$10.360	$8.303	$5.350
Number of Accumulation Units outstanding at end of period (in thousands)	15	25	20	21	20	15	9
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.607	$22.485	$18.107	$20.370	$16.498	$10.743	$—
Accumulation Unit Value at end of period	$29.777	$28.607	$22.485	$18.107	$20.370	$16.498	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-3

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.973	$11.044	$10.237	$10.901	$9.508	$7.256	$10.895
Accumulation Unit Value at end of period	$15.670	$14.973	$11.044	$10.237	$10.901	$9.508	$7.256
Number of Accumulation Units outstanding at end of period (in thousands)	22	25	24	29	30	21	10
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.656	$14.652	$13.724	$14.769	$13.018	$10.039	—
Accumulation Unit Value at end of period	$20.357	$19.656	$14.652	$13.724	$14.769	$13.018	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.626	$12.118	$10.901	$10.792	$9.710	$7.263	$10.510
Accumulation Unit Value at end of period	$14.065	$13.626	$12.118	$10.901	$10.792	$9.710	$7.263
Number of Accumulation Units outstanding at end of period (in thousands)	1,289	1,394	1,439	1,521	1,493	1,451	853
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.033	$17.106	$15.550	$15.557	$14.144	$10.691	$—
Accumulation Unit Value at end of period	$19.441	$19.033	$17.106	$15.550	$15.557	$14.144	$—
Number of Accumulation Units outstanding at end of period (in thousands)	29	29	20	22	23	7	—
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.725	$10.898	$9.742	$10.178	$9.212	$7.572	$10.232
Accumulation Unit Value at end of period	$14.313	$13.725	$10.898	$9.742	$10.178	$9.212	$7.572
Number of Accumulation Units outstanding at end of period (in thousands)	170	171	166	203	211	200	85
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.455	$14.006	$12.653	$13.358	$12.218	$10.149	$—
Accumulation Unit Value at end of period	$18.013	$17.455	$14.006	$12.653	$13.358	$12.218	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	—
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.763	$10.092	$8.949	$9.164	$8.355	$6.718	$10.237
Accumulation Unit Value at end of period	$13.492	$12.763	$10.092	$8.949	$9.164	$8.355	$6.718
Number of Accumulation Units outstanding at end of period (in thousands)	853	919	988	1,060	1,004	873	479
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.599	$14.862	$13.317	$13.781	$12.698	$10.317	$—
Accumulation Unit Value at end of period	$19.456	$18.599	$14.862	$13.317	$13.781	$12.698	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	15	8	9	8	5	—
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.857	$12.539	$10.736	$11.309	$8.936	$7.012	$10.781
Accumulation Unit Value at end of period	$16.727	$16.857	$12.539	$10.736	$11.309	$8.936	$7.012
Number of Accumulation Units outstanding at end of period (in thousands)	86	92	100	108	107	98	66
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.232	$18.215	$15.760	$16.777	$13.397	$10.623	$—
Accumulation Unit Value at end of period	$23.794	$24.232	$18.215	$15.760	$16.777	$13.397	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	1	1	1	1	1	—

APP B-4

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.973	$11.044	$10.237	$10.901	$9.508	$7.256	$10.895
Accumulation Unit Value at end of period	$15.670	$14.973	$11.044	$10.237	$10.901	$9.508	$7.256
Number of Accumulation Units outstanding at end of period (in thousands)	22	25	24	29	30	21	10
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.656	$14.652	$13.724	$14.769	$13.018	$10.039	—
Accumulation Unit Value at end of period	$20.357	$19.656	$14.652	$13.724	$14.769	$13.018	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.626	$12.118	$10.901	$10.792	$9.710	$7.263	$10.510
Accumulation Unit Value at end of period	$14.065	$13.626	$12.118	$10.901	$10.792	$9.710	$7.263
Number of Accumulation Units outstanding at end of period (in thousands)	1,289	1,394	1,439	1,521	1,493	1,451	853
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.033	$17.106	$15.550	$15.557	$14.144	$10.691	$—
Accumulation Unit Value at end of period	$19.441	$19.033	$17.106	$15.550	$15.557	$14.144	$—
Number of Accumulation Units outstanding at end of period (in thousands)	29	29	20	22	23	7	—
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.725	$10.898	$9.742	$10.178	$9.212	$7.572	$10.232
Accumulation Unit Value at end of period	$14.313	$13.725	$10.898	$9.742	$10.178	$9.212	$7.572
Number of Accumulation Units outstanding at end of period (in thousands)	170	171	166	203	211	200	85
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.455	$14.006	$12.653	$13.358	$12.218	$10.149	$—
Accumulation Unit Value at end of period	$18.013	$17.455	$14.006	$12.653	$13.358	$12.218	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	—
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.763	$10.092	$8.949	$9.164	$8.355	$6.718	$10.237
Accumulation Unit Value at end of period	$13.492	$12.763	$10.092	$8.949	$9.164	$8.355	$6.718
Number of Accumulation Units outstanding at end of period (in thousands)	853	919	988	1,060	1,004	873	479
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.599	$14.862	$13.317	$13.781	$12.698	$10.317	$—
Accumulation Unit Value at end of period	$19.456	$18.599	$14.862	$13.317	$13.781	$12.698	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	15	8	9	8	5	—
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.857	$12.539	$10.736	$11.309	$8.936	$7.012	$10.781
Accumulation Unit Value at end of period	$16.727	$16.857	$12.539	$10.736	$11.309	$8.936	$7.012
Number of Accumulation Units outstanding at end of period (in thousands)	86	92	100	108	107	98	66
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.232	$18.215	$15.760	$16.777	$13.397	$10.623	$—
Accumulation Unit Value at end of period	$23.794	$24.232	$18.215	$15.760	$16.777	$13.397	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	1	1	1	1	1	—

APP B-5

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.119	$11.828	$10.810	$11.518	$9.147	$6.458	$10.710
Accumulation Unit Value at end of period	$17.095	$16.119	$11.828	$10.810	$11.518	$9.147	$6.458
Number of Accumulation Units outstanding at end of period (in thousands)	36	40	36	42	44	48	14
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.809	$17.655	$16.307	$17.558	$14.091	$10.053	—
Accumulation Unit Value at end of period	$24.987	$23.809	$17.655	$16.307	$17.558	$14.091	—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	—
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.609	$13.357	$12.004	$11.863	$10.834	$8.740	$10.189
Accumulation Unit Value at end of period	$13.675	$13.609	$13.357	$12.004	$11.863	$10.834	$8.740
Number of Accumulation Units outstanding at end of period (in thousands)	794	833	827	846	903	844	464
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.507	$15.381	$13.969	$13.951	$12.875	$10.495	$—
Accumulation Unit Value at end of period	$15.420	$15.507	$15.381	$13.969	$13.951	$12.875	$—
Number of Accumulation Units outstanding at end of period (in thousands)	16	13	12	12	11	3	—
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.708	$11.453	$10.353	$10.292	$9.293	$7.223	$10.420
Accumulation Unit Value at end of period	$14.863	$13.708	$11.453	$10.353	$10.292	$9.293	$7.223
Number of Accumulation Units outstanding at end of period (in thousands)	156	151	130	103	97	79	27
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.655	$15.751	$14.388	$14.454	$13.190	$10.359	$—
Accumulation Unit Value at end of period	$20.016	$18.655	$15.751	$14.388	$14.454	$13.190	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	—	—	—	2	—
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.581	$9.888	$8.460	$9.670	$8.405	$5.842	$10.587
Accumulation Unit Value at end of period	$14.392	$13.581	$9.888	$8.460	$9.670	$8.405	$5.842
Number of Accumulation Units outstanding at end of period (in thousands)	3,847	4,337	5,204	5,702	5,431	4,937	2,797
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.033	$16.946	$14.653	$16.925	$14.865	$10.442	$—
Accumulation Unit Value at end of period	$24.154	$23.033	$16.946	$14.653	$16.925	$14.865	$—
Number of Accumulation Units outstanding at end of period (in thousands)	47	44	44	51	55	37	—
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.874	$11.089	$9.546	$9.556	$8.485	$6.838	$10.256
Accumulation Unit Value at end of period	$17.066	$14.874	$11.089	$9.546	$9.556	$8.485	$6.838
Number of Accumulation Units outstanding at end of period (in thousands)	386	443	478	534	508	445	262
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.519	$16.212	$14.104	$14.268	$12.802	$10.426	$—
Accumulation Unit Value at end of period	$24.433	$21.519	$16.212	$14.104	$14.268	$12.802	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	5	4	4	3	3	—

APP B-6

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.414	$11.064	$9.862	$9.857	$8.816	$7.160	$10.490
Accumulation Unit Value at end of period	$16.080	$14.414	$11.064	$9.862	$9.857	$8.816	$7.160
Number of Accumulation Units outstanding at end of period (in thousands)	2,606	3,023	3,396	3,897	3,929	3,461	1,739
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.755	$15.323	$13.803	$13.940	$12.600	$10.342	—
Accumulation Unit Value at end of period	$21.807	$19.755	$15.323	$13.803	$13.940	$12.600	—
Number of Accumulation Units outstanding at end of period (in thousands)	46	48	44	40	41	36	—
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.364	$8.443	$6.928	$8.146	$7.220	$5.389	$10.515
Accumulation Unit Value at end of period	$11.985	$11.364	$8.443	$6.928	$8.146	$7.220	$5.389
Number of Accumulation Units outstanding at end of period (in thousands)	7	6	7	7	5	5	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.084	$15.829	$13.125	$15.596	$13.968	$10.538	$—
Accumulation Unit Value at end of period	$22.003	$21.084	$15.829	$13.125	$15.596	$13.968	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.600	$10.145	$8.098	$8.998	$7.750	$6.055	$10.186
Accumulation Unit Value at end of period	$15.331	$13.600	$10.145	$8.098	$8.998	$7.750	$6.055
Number of Accumulation Units outstanding at end of period (in thousands)	928	1,033	1,216	1,368	1,320	1,147	585
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.474	$16.941	$13.665	$15.345	$13.355	$10.544	$—
Accumulation Unit Value at end of period	$25.069	$22.474	$16.941	$13.665	$15.345	$13.355	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	8	5	6	4	2	—
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.001	$15.223	$13.485	$13.042	$11.370	$7.652	$10.359
Accumulation Unit Value at end of period	$16.210	$16.001	$15.223	$13.485	$13.042	$11.370	$7.652
Number of Accumulation Units outstanding at end of period (in thousands)	186	197	202	193	156	91	20
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.609	$19.814	$17.737	$17.336	$15.272	$10.386	$—
Accumulation Unit Value at end of period	$20.660	$20.609	$19.814	$17.737	$17.336	$15.272	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	2	1	1	—	—
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.277	$9.394	$7.914	$9.315	$8.239	$6.251	$10.415
Accumulation Unit Value at end of period	$10.705	$11.277	$9.394	$7.914	$9.315	$8.239	$6.251
Number of Accumulation Units outstanding at end of period (in thousands)	169	181	176	188	171	147	97
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.312	$15.415	$13.124	$15.610	$13.952	$10.698	$—
Accumulation Unit Value at end of period	$17.202	$18.312	$15.415	$13.124	$15.610	$13.952	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	1	1	1	—	—

APP B-7

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.211	$11.369	$9.955	$10.431	$8.509	$6.664	$10.468
Accumulation Unit Value at end of period	$17.141	$16.211	$11.369	$9.955	$10.431	$8.509	$6.664
Number of Accumulation Units outstanding at end of period (in thousands)	24	26	28	35	29	32	27
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.136	$17.106	$15.136	$16.027	$13.212	$10.457	—
Accumulation Unit Value at end of period	$25.255	$24.136	$17.106	$15.136	$16.027	$13.212	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Hartford Small/Mid Cap Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.837	$11.662	$10.191	$10.437	$8.399	$5.751	$10.251
Accumulation Unit Value at end of period	$16.457	$15.837	$11.662	$10.191	$10.437	$8.399	$5.751
Number of Accumulation Units outstanding at end of period (in thousands)	25	30	39	50	40	46	31
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.939	$20.046	$17.703	$18.323	$14.900	$10.311	$—
Accumulation Unit Value at end of period	$27.702	$26.939	$20.046	$17.703	$18.323	$14.900	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	—	—	—	—	—
Hartford SmallCap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.718	$14.481	$12.490	$12.470	$9.247	$6.915	$10.638
Accumulation Unit Value at end of period	$21.655	$20.718	$14.481	$12.490	$12.470	$9.247	$6.915
Number of Accumulation Units outstanding at end of period (in thousands)	8	11	9	38	18	15	7
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.266	$21.377	$18.633	$18.799	$14.087	$10.647	$—
Accumulation Unit Value at end of period	$31.303	$30.266	$21.377	$18.633	$18.799	$14.087	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	—
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.304	$10.952	$9.695	$9.926	$8.755	$6.263	$10.640
Accumulation Unit Value at end of period	$15.723	$14.304	$10.952	$9.695	$9.926	$8.755	$6.263
Number of Accumulation Units outstanding at end of period (in thousands)	27	31	37	47	54	48	33
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.389	$17.324	$15.497	$16.034	$14.291	$10.332	$—
Accumulation Unit Value at end of period	$24.354	$22.389	$17.324	$15.497	$16.034	$14.291	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.904	$12.220	$11.507	$10.890	$10.256	$9.030	$9.948
Accumulation Unit Value at end of period	$12.448	$11.904	$12.220	$11.507	$10.890	$10.256	$9.030
Number of Accumulation Units outstanding at end of period (in thousands)	4,456	4,873	4,648	4,748	4,731	4,084	1,833
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.830	$13.311	$12.665	$12.113	$11.529	$10.257	$—
Accumulation Unit Value at end of period	$13.277	$12.830	$13.311	$12.665	$12.113	$11.529	$—
Number of Accumulation Units outstanding at end of period (in thousands)	67	59	54	54	47	37	—

APP B-8

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.373	$10.683	$10.432	$10.072	$9.826	$9.625	$9.805
Accumulation Unit Value at end of period	$10.533	$10.373	$10.683	$10.432	$10.072	$9.826	$9.625
Number of Accumulation Units outstanding at end of period (in thousands)	103	111	147	134	149	179	120
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.255	$10.673	$10.532	$10.276	$10.131	$10.027	—
Accumulation Unit Value at end of period	$10.304	$10.255	$10.673	$10.532	$10.276	$10.131	—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	6	6	5	—	—
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.443	$9.562	$9.682	$9.804	$9.927	$10.045	$10.019
Accumulation Unit Value at end of period	$9.335	$9.443	$9.562	$9.682	$9.804	$9.927	$10.045
Number of Accumulation Units outstanding at end of period (in thousands)	351	441	734	708	582	688	602
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.904	$9.111	$9.323	$9.540	$9.762	$9.983	$—
Accumulation Unit Value at end of period	$8.710	$8.904	$9.111	$9.323	$9.540	$9.762	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	32	19	7	—	—	—
Hartford Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.392	$11.045	$9.560	$9.874	$8.719	$7.098	$10.645
Accumulation Unit Value at end of period	$15.829	$14.392	$11.045	$9.560	$9.874	$8.719	$7.098
Number of Accumulation Units outstanding at end of period (in thousands)	41	41	46	49	51	27	13
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.832	$15.381	$13.453	$14.041	$12.530	$10.309	$—
Accumulation Unit Value at end of period	$21.584	$19.832	$15.381	$13.453	$14.041	$12.530	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
HIMCO VIT American Funds Asset Allocation Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.550	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.137	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	313	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.080	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.824	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	113	—	—	—	—	—	—
HIMCO VIT American Funds Blue Chip Income and Growth Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.181	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.128	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	136	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.700	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.036	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—

APP B-9

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Bond Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.239	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.212	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,141	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.291	$—	$—	$—	$—	$—	—
Accumulation Unit Value at end of period	$12.236	$—	$—	$—	$—	$—	—
Number of Accumulation Units outstanding at end of period (in thousands)	15	—	—	—	—	—	—
HIMCO VIT American Funds Global Bond Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.599	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.257	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	99	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.928	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.553	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
HIMCO VIT American Funds Global Growth and Income Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.759	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.384	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	274	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.429	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.419	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—
HIMCO VIT American Funds Global Growth Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.837	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.561	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	74	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.201	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.298	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
HIMCO VIT American Funds Global Small Capitalization Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.788	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.372	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	267	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.282	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.387	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	—	—	—	—	—	—

APP B-10

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Growth Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.074	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.028	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,542	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.786	$—	$—	$—	$—	$—	—
Accumulation Unit Value at end of period	$23.328	$—	$—	$—	$—	$—	—
Number of Accumulation Units outstanding at end of period (in thousands)	14	—	—	—	—	—	—
HIMCO VIT American Funds Growth-Income Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.752	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.647	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	756	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.621	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.918	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	—	—	—	—	—	—
HIMCO VIT American Funds International Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.984	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.153	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,582	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.730	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.979	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	16	—	—	—	—	—	—
HIMCO VIT American Funds New World Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.309	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.949	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	140	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.087	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.456	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.605	$9.854	$10.141	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.534	$13.605	$9.854	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.346	$9.768	$10.124	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.108	$13.346	$9.768	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-11

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. American Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.956	$12.063	$10.433	$10.478	$8.684	$6.319	$10.482
Accumulation Unit Value at end of period	$17.252	$15.956	$12.063	$10.433	$10.478	$8.684	$6.319
Number of Accumulation Units outstanding at end of period (in thousands)	12	24	22	13	25	26	19
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.303	$19.331	$16.896	$17.147	$14.361	$10.559	—
Accumulation Unit Value at end of period	$27.071	$25.303	$19.331	$16.896	$17.147	$14.361	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Invesco V.I. Balanced Risk Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.995	$11.976	$10.961	$10.350	$—	$—	$—
Accumulation Unit Value at end of period	$12.523	$11.995	$11.976	$10.961	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	43	55	37	32	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.649	$11.753	$10.870	$10.336	$—	$—	$—
Accumulation Unit Value at end of period	$12.034	$11.649	$11.753	$10.870	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.960	$10.963	$9.771	$9.923	$9.197	$7.276	$10.392
Accumulation Unit Value at end of period	$14.868	$13.960	$10.963	$9.771	$9.923	$9.197	$7.276
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	11	10	11	15	10
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.528	$14.704	$13.243	$13.591	$12.730	$10.178	$—
Accumulation Unit Value at end of period	$19.527	$18.528	$14.704	$13.243	$13.591	$12.730	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Invesco V.I. Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.272	$10.803	$9.567	$9.911	$8.945	$7.298	$10.483
Accumulation Unit Value at end of period	$15.499	$14.272	$10.803	$9.567	$9.911	$8.945	$7.298
Number of Accumulation Units outstanding at end of period (in thousands)	16	14	15	20	27	22	13
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.217	$14.700	$13.155	$13.772	$12.561	$10.356	$—
Accumulation Unit Value at end of period	$20.652	$19.217	$14.700	$13.155	$13.772	$12.561	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.647	$9.934	$8.727	$9.501	$8.544	$6.412	$10.310
Accumulation Unit Value at end of period	$11.512	$11.647	$9.934	$8.727	$9.501	$8.544	$6.412
Number of Accumulation Units outstanding at end of period (in thousands)	405	429	452	472	435	388	220
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.341	$15.809	$14.035	$15.441	$14.032	$10.642	$—
Accumulation Unit Value at end of period	$17.940	$18.341	$15.809	$14.035	$15.441	$14.032	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	2	2	2	1	1	—

APP B-12

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.344	$9.891	$10.022	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.192	$13.344	$9.891	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	5	4	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.089	$9.804	$10.004	$—	$—	$—	—
Accumulation Unit Value at end of period	$13.776	$13.089	$9.804	$—	$—	$—	—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.929	$9.985	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.807	$9.929	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	120	191	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.867	$9.972	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.644	$9.867	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	—	—	—	—	—	—
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.959	$12.527	$11.160	$11.413	$9.014	$7.549	$10.737
Accumulation Unit Value at end of period	$17.098	$16.959	$12.527	$11.160	$11.413	$9.014	$7.549
Number of Accumulation Units outstanding at end of period (in thousands)	84	85	92	103	70	27	13
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.301	$16.646	$14.987	$15.488	$12.361	$10.462	$—
Accumulation Unit Value at end of period	$22.248	$22.301	$16.646	$14.987	$15.488	$12.361	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	1	1	—	—	—
Lord Abbett Bond-Debenture Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.028	$14.067	$12.658	$12.279	$11.070	$8.346	$10.292
Accumulation Unit Value at end of period	$15.486	$15.028	$14.067	$12.658	$12.279	$11.070	$8.346
Number of Accumulation Units outstanding at end of period (in thousands)	329	358	352	370	386	400	234
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.949	$16.979	$15.439	$15.135	$13.789	$10.505	$—
Accumulation Unit Value at end of period	$18.303	$17.949	$16.979	$15.439	$15.135	$13.789	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	1	1	1	1	2	—
Lord Abbett Calibrated Dividend Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.113	$11.962	$10.771	$10.885	$9.604	$7.880	$10.373
Accumulation Unit Value at end of period	$16.648	$15.113	$11.962	$10.771	$10.885	$9.604	$7.880
Number of Accumulation Units outstanding at end of period (in thousands)	92	77	55	59	57	44	27
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.952	$15.159	$13.794	$14.087	$12.560	$10.414	$—
Accumulation Unit Value at end of period	$20.659	$18.952	$15.159	$13.794	$14.087	$12.560	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-13

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Lord Abbett Growth and Income Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.977	$9.669	$8.735	$9.418	$8.122	$6.917	$10.534
Accumulation Unit Value at end of period	$13.797	$12.977	$9.669	$8.735	$9.418	$8.122	$6.917
Number of Accumulation Units outstanding at end of period (in thousands)	59	69	76	101	103	107	87
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.414	$13.865	$12.657	$13.790	$12.018	$10.343	—
Accumulation Unit Value at end of period	$19.372	$18.414	$13.865	$12.657	$13.790	$12.018	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.013	$11.879	$10.274	$10.462	$9.210	$6.791	$10.626
Accumulation Unit Value at end of period	$17.187	$16.013	$11.879	$10.274	$10.462	$9.210	$6.791
Number of Accumulation Units outstanding at end of period (in thousands)	9	7	6	5	5	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.605	$16.946	$14.812	$15.241	$13.559	$10.103	$—
Accumulation Unit Value at end of period	$24.010	$22.605	$16.946	$14.812	$15.241	$13.559	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	—	—	—
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.365	$11.041	$9.408	$9.763	$8.916	$7.133	$10.607
Accumulation Unit Value at end of period	$15.706	$14.365	$11.041	$9.408	$9.763	$8.916	$7.133
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	8	12	14	15	4
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.522	$15.163	$13.057	$13.692	$12.636	$10.217	$—
Accumulation Unit Value at end of period	$21.122	$19.522	$15.163	$13.057	$13.692	$12.636	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
MFS Research Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.568	$12.893	$12.194	$11.597	$10.953	$9.569	$10.047
Accumulation Unit Value at end of period	$13.110	$12.568	$12.893	$12.194	$11.597	$10.953	$9.569
Number of Accumulation Units outstanding at end of period (in thousands)	444	446	405	383	263	70	12
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.812	$13.281	$12.694	$12.199	$11.644	$10.280	$—
Accumulation Unit Value at end of period	$13.224	$12.812	$13.281	$12.694	$12.199	$11.644	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	6	3	4	1	—	—
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.044	$11.124	$10.153	$10.121	$9.348	$8.040	$10.262
Accumulation Unit Value at end of period	$13.943	$13.044	$11.124	$10.153	$10.121	$9.348	$8.040
Number of Accumulation Units outstanding at end of period (in thousands)	335	341	356	349	313	244	163
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.849	$13.658	$12.598	$12.691	$11.845	$10.295	$—
Accumulation Unit Value at end of period	$16.764	$15.849	$13.658	$12.598	$12.691	$11.845	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—

APP B-14

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.561	$10.873	$9.501	$9.666	$8.800	$7.277	$10.533
Accumulation Unit Value at end of period	$15.847	$14.561	$10.873	$9.501	$9.666	$8.800	$7.277
Number of Accumulation Units outstanding at end of period (in thousands)	582	657	712	802	755	634	308
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.719	$14.881	$13.140	$13.509	$12.429	$10.386	—
Accumulation Unit Value at end of period	$21.237	$19.719	$14.881	$13.140	$13.509	$12.429	—
Number of Accumulation Units outstanding at end of period (in thousands)	9	4	4	4	3	2	—
Oppenheimer Capital Appreciation Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.982	$10.156	$9.036	$9.277	$8.607	$6.046	$10.881
Accumulation Unit Value at end of period	$14.760	$12.982	$10.156	$9.036	$9.277	$8.607	$6.046
Number of Accumulation Units outstanding at end of period (in thousands)	32	33	33	31	34	39	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.915	$16.535	$14.867	$15.425	$14.462	$10.265	$—
Accumulation Unit Value at end of period	$23.532	$20.915	$16.535	$14.867	$15.425	$14.462	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Oppenheimer Equity Income Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.744	$10.026	$8.977	$9.517	$8.394	$6.411	$10.781
Accumulation Unit Value at end of period	$13.936	$12.744	$10.026	$8.977	$9.517	$8.394	$6.411
Number of Accumulation Units outstanding at end of period (in thousands)	11	12	10	12	11	6	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.214	$15.276	$13.822	$14.808	$13.199	$10.187	$—
Accumulation Unit Value at end of period	$20.792	$19.214	$15.276	$13.822	$14.808	$13.199	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Oppenheimer Global Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.931	$11.108	$9.299	$10.294	$9.009	$6.546	$10.594
Accumulation Unit Value at end of period	$14.041	$13.931	$11.108	$9.299	$10.294	$9.009	$6.546
Number of Accumulation Units outstanding at end of period (in thousands)	134	144	153	174	180	187	142
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.504	$17.327	$14.659	$16.398	$14.503	$10.649	$—
Accumulation Unit Value at end of period	$21.448	$21.504	$17.327	$14.659	$16.398	$14.503	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	—
Oppenheimer Main Street Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.375	$11.074	$9.616	$9.768	$8.539	$6.755	$10.558
Accumulation Unit Value at end of period	$15.673	$14.375	$11.074	$9.616	$9.768	$8.539	$6.755
Number of Accumulation Units outstanding at end of period (in thousands)	23	33	36	42	44	43	23
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.008	$16.354	$14.351	$14.731	$13.015	$10.404	$—
Accumulation Unit Value at end of period	$22.665	$21.008	$16.354	$14.351	$14.731	$13.015	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-15

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Main Street Small Cap Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.295	$12.453	$10.716	$11.116	$9.147	$6.766	$10.525
Accumulation Unit Value at end of period	$19.071	$17.295	$12.453	$10.716	$11.116	$9.147	$6.766
Number of Accumulation Units outstanding at end of period (in thousands)	134	140	169	194	211	224	127
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.191	$19.058	$16.573	$17.372	$14.446	$10.798	—
Accumulation Unit Value at end of period	$28.579	$26.191	$19.058	$16.573	$17.372	$14.446	—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	—
Putnam VT Diversified Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.625	$12.796	$11.618	$12.149	$10.919	$7.116	$10.246
Accumulation Unit Value at end of period	$13.502	$13.625	$12.796	$11.618	$12.149	$10.919	$7.116
Number of Accumulation Units outstanding at end of period (in thousands)	559	602	629	607	649	690	400
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.962	$17.997	$16.512	$17.449	$15.847	$10.437	$—
Accumulation Unit Value at end of period	$18.595	$18.962	$17.997	$16.512	$17.449	$15.847	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	2	2	2	2	2	—
Putnam VT Global Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.718	$11.624	$10.307	$10.480	$9.253	$6.930	$10.302
Accumulation Unit Value at end of period	$14.824	$13.718	$11.624	$10.307	$10.480	$9.253	$6.930
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	20	20	14	2	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.624	$16.805	$15.058	$15.473	$13.805	$10.448	$—
Accumulation Unit Value at end of period	$20.985	$19.624	$16.805	$15.058	$15.473	$13.805	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Putnam VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.162	$8.035	$6.673	$8.135	$7.486	$6.082	$10.507
Accumulation Unit Value at end of period	$9.356	$10.162	$8.035	$6.673	$8.135	$7.486	$6.082
Number of Accumulation Units outstanding at end of period (in thousands)	7	6	5	4	3	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.943	$13.537	$11.362	$13.997	$13.017	$10.687	$—
Accumulation Unit Value at end of period	$15.435	$16.943	$13.537	$11.362	$13.997	$13.017	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Putnam VT International Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.589	$7.945	$6.610	$7.763	$7.338	$5.888	$10.587
Accumulation Unit Value at end of period	$8.571	$9.589	$7.945	$6.610	$7.763	$7.338	$5.888
Number of Accumulation Units outstanding at end of period (in thousands)	3	5	4	5	5	3	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.604	$13.902	$11.689	$13.873	$13.251	$10.746	$—
Accumulation Unit Value at end of period	$14.687	$16.604	$13.902	$11.689	$13.873	$13.251	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-16

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Putnam VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.053	$11.643	$10.035	$10.665	$8.572	$6.599	$10.321
Accumulation Unit Value at end of period	$16.398	$16.053	$11.643	$10.035	$10.665	$8.572	$6.599
Number of Accumulation Units outstanding at end of period (in thousands)	3	18	15	4	3	2	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.712	$18.112	$15.775	$16.943	$13.761	$10.706	—
Accumulation Unit Value at end of period	$24.979	$24.712	$18.112	$15.775	$16.943	$13.761	—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	—
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.091	$9.305	$8.334	$10.032	$8.652	$5.080	$9.912
Accumulation Unit Value at end of period	$8.217	$9.091	$9.305	$8.334	$10.032	$8.652	$5.080
Number of Accumulation Units outstanding at end of period (in thousands)	81	82	83	80	76	72	30
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.667	$18.274	$16.539	$20.121	$17.536	$10.405	$—
Accumulation Unit Value at end of period	$15.801	$17.667	$18.274	$16.539	$20.121	$17.536	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	—	—
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.583	$9.546	$8.183	$9.283	$8.673	$6.417	$10.354
Accumulation Unit Value at end of period	$10.156	$11.583	$9.546	$8.183	$9.283	$8.673	$6.417
Number of Accumulation Units outstanding at end of period (in thousands)	163	157	168	165	115	47	31
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.333	$15.268	$13.225	$15.162	$14.315	$10.704	$—
Accumulation Unit Value at end of period	$15.906	$18.333	$15.268	$13.225	$15.162	$14.315	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	2	2	1	—	—
Templeton Global Bond VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.605	$14.565	$12.828	$13.115	$11.620	$9.922	$9.912
Accumulation Unit Value at end of period	$14.668	$14.605	$14.565	$12.828	$13.115	$11.620	$9.922
Number of Accumulation Units outstanding at end of period (in thousands)	461	505	527	527	480	414	211
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.878	$14.994	$13.346	$13.788	$12.345	$10.653	$—
Accumulation Unit Value at end of period	$14.786	$14.878	$14.994	$13.346	$13.788	$12.345	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	5	4	3	2	—	—
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.318	$9.548	$7.988	$8.711	$8.220	$6.354	$10.347
Accumulation Unit Value at end of period	$11.814	$12.318	$9.548	$7.988	$8.711	$8.220	$6.354
Number of Accumulation Units outstanding at end of period (in thousands)	285	288	328	319	317	282	183
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.553	$15.315	$12.949	$14.270	$13.607	$10.630	$—
Accumulation Unit Value at end of period	$18.557	$19.553	$15.315	$12.949	$14.270	$13.607	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	10	4	5	4	2	—

APP B-17

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
UIF Mid Cap Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.834	$11.662	$10.884	$11.873	$9.089	$5.848	$10.721
Accumulation Unit Value at end of period	$15.925	$15.834	$11.662	$10.884	$11.873	$9.089	$5.848
Number of Accumulation Units outstanding at end of period (in thousands)	29	37	35	43	43	47	30
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.414	$19.659	$18.542	$20.440	$15.813	$10.282	—
Accumulation Unit Value at end of period	$26.289	$26.414	$19.659	$18.542	$20.440	$15.813	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Sterling Capital Equity Income VIF
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.910	$9.382	$8.313	$8.772	$7.935	$6.781	$10.422
Accumulation Unit Value at end of period	$11.214	$10.910	$9.382	$8.313	$8.772	$7.935	$6.781
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.517	$13.485	$12.074	$12.874	$11.770	$10.164	$—
Accumulation Unit Value at end of period	$15.783	$15.517	$13.485	$12.074	$12.874	$11.770	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Sterling Capital Special Opportunities VIF
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.730	$11.762	$10.417	$10.934	$9.525	$6.720	$10.617
Accumulation Unit Value at end of period	$16.873	$14.730	$11.762	$10.417	$10.934	$9.525	$6.720
Number of Accumulation Units outstanding at end of period (in thousands)	60	63	71	69	69	66	49
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.176	$17.893	$16.014	$16.987	$14.954	$10.661	$—
Accumulation Unit Value at end of period	$25.137	$22.176	$17.893	$16.014	$16.987	$14.954	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	2	2	3	2	—
Sterling Capital Total Return Bond VIF
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.231	$12.582	$12.006	$11.457	$10.768	$10.041	$10.003
Accumulation Unit Value at end of period	$12.737	$12.231	$12.582	$12.006	$11.457	$10.768	$10.041
Number of Accumulation Units outstanding at end of period (in thousands)	32	33	38	34	35	32	21
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.910	$12.382	$11.940	$11.514	$10.935	$10.306	$—
Accumulation Unit Value at end of period	$12.274	$11.910	$12.382	$11.940	$11.514	$10.935	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-18

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
JPMorgan Insurance Trust Core Bond Portfolio I
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.217	$12.556	$12.070	$11.374	$10.543	$9.736	$9.782
Accumulation Unit Value at end of period	$12.659	$12.217	$12.556	$12.070	$11.374	$10.543	$9.736
Number of Accumulation Units outstanding at end of period (in thousands)	259	261	248	236	244	273	143
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.102	$12.569	$12.210	$11.627	$10.892	$10.164	$—
Accumulation Unit Value at end of period	$12.409	$12.102	$12.569	$12.210	$11.627	$10.892	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio I
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.193	$11.663	$10.169	$10.456	$8.858	$6.612	$10.370
Accumulation Unit Value at end of period	$18.529	$16.193	$11.663	$10.169	$10.456	$8.858	$6.612
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.736	$18.003	$15.863	$16.484	$14.112	$10.644	—
Accumulation Unit Value at end of period	$28.009	$24.736	$18.003	$15.863	$16.484	$14.112	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
JPMorgan Insurance Trust Mid Cap Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.706	$12.786	$10.755	$10.660	$8.743	$6.922	$10.509
Accumulation Unit Value at end of period	$18.991	$16.706	$12.786	$10.755	$10.660	$8.743	$6.922
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.438	$18.901	$16.066	$16.093	$13.338	$10.671	$—
Accumulation Unit Value at end of period	$27.491	$24.438	$18.901	$16.066	$16.093	$13.338	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
JPMorgan Insurance Trust U.S. Equity Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.848	$11.781	$10.139	$10.462	$9.328	$7.065	$10.607
Accumulation Unit Value at end of period	$17.827	$15.848	$11.781	$10.139	$10.462	$9.328	$7.065
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.849	$16.413	$14.275	$14.886	$13.411	$10.265	$—
Accumulation Unit Value at end of period	$24.321	$21.849	$16.413	$14.275	$14.886	$13.411	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Huntington VA Dividend Capture Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.615	$11.492	$10.439	$9.872	$8.683	$7.028	$10.273
Accumulation Unit Value at end of period	$14.812	$13.615	$11.492	$10.439	$9.872	$8.683	$7.028
Number of Accumulation Units outstanding at end of period (in thousands)	66	58	43	41	31	36	27
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.476	$17.465	$16.033	$15.323	$13.619	$11.139	$—
Accumulation Unit Value at end of period	$22.044	$20.476	$17.465	$16.033	$15.323	$13.619	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	—	—	—

APP B-19

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Huntington VA International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.569	$8.707	$7.732	$8.851	$8.209	$6.228	$10.411
Accumulation Unit Value at end of period	$9.740	$10.569	$8.707	$7.732	$8.851	$8.209	$6.228
Number of Accumulation Units outstanding at end of period (in thousands)	56	96	109	110	106	102	65
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.177	$14.301	$12.832	$14.846	$13.914	$10.667	$—
Accumulation Unit Value at end of period	$15.664	$17.177	$14.301	$12.832	$14.846	$13.914	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Huntington VA Situs Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.052	$13.088	$10.808	$11.044	$8.628	$6.571	$10.471
Accumulation Unit Value at end of period	$16.493	$17.052	$13.088	$10.808	$11.044	$8.628	$6.571
Number of Accumulation Units outstanding at end of period (in thousands)	64	43	47	56	62	59	38
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.117	$20.258	$16.904	$17.456	$13.781	$10.607	—
Accumulation Unit Value at end of period	$24.997	$26.117	$20.258	$16.904	$17.456	$13.781	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Wells Fargo Advantage VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.584	$8.092	$7.207	$8.368	$—	$—	$—
Accumulation Unit Value at end of period	$8.964	$9.584	$8.092	$7.207	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.481	$13.208	$11.889	$13.949	$—	$—	$—
Accumulation Unit Value at end of period	$14.327	$15.481	$13.208	$11.889	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Wells Fargo Advantage VT Omega Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.972	$15.145	$12.699	$13.587	$11.485	$8.077	$10.973
Accumulation Unit Value at end of period	$21.558	$20.972	$15.145	$12.699	$13.587	$11.485	$8.077
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	1	5	5	5	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.201	$19.120	$16.202	$17.517	$14.963	$10.635	$—
Accumulation Unit Value at end of period	$26.652	$26.201	$19.120	$16.202	$17.517	$14.963	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Wells Fargo Advantage VT Opportunity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.516	$11.993	$10.487	$10.000	$—	$—	$—
Accumulation Unit Value at end of period	$16.963	$15.516	$11.993	$10.487	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	194	221	250	271	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.139	$11.826	$10.449	$10.000	$—	$—	$—
Accumulation Unit Value at end of period	$16.378	$15.139	$11.826	$10.449	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—

APP B-20

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Wells Fargo Advantage VT Small Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.186	$12.904	$12.085	$12.793	$10.000	$—	$—
Accumulation Unit Value at end of period	$18.631	$19.186	$12.904	$12.085	$12.793	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	1	1	1	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.503	$12.576	$11.902	$12.732	$10.000	$—	$—
Accumulation Unit Value at end of period	$17.780	$18.503	$12.576	$11.902	$12.732	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—
Wells Fargo Advantage VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.379	$12.657	$11.210	$12.212	$10.000	$—	$—
Accumulation Unit Value at end of period	$14.858	$14.379	$12.657	$11.210	$12.212	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	44	48	46	52	49	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.867	$12.335	$11.040	$12.154	$10.000	$—	—
Accumulation Unit Value at end of period	$14.180	$13.867	$12.335	$11.040	$12.154	$—	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
(a) Inception date October 20, 2014.

APP B-21

Access Shares

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
AllianceBernstein VPS Balanced Wealth Strategy Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.817	$10.337	$9.274	$9.731	$8.973	$7.334	$10.396
Accumulation Unit Value at end of period	$12.444	$11.817	$10.337	$9.274	$9.731	$8.973	$7.334
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.055	$14.193	$12.867	$13.643	$12.714	$10.501	—
Accumulation Unit Value at end of period	$16.730	$16.055	$14.193	$12.867	$13.643	$12.714	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
AllianceBernstein VPS International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.580	$7.701	$6.797	$8.235	$7.439	$5.434	$10.456
Accumulation Unit Value at end of period	$8.316	$8.580	$7.701	$6.797	$8.235	$7.439	$5.434
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.071	$14.577	$13.002	$15.919	$14.531	$10.727	$—
Accumulation Unit Value at end of period	$15.414	$16.071	$14.577	$13.002	$15.919	$14.531	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
AllianceBernstein VPS International Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$7.445	$6.170	$5.496	$6.939	$6.767	$5.123	$10.780
Accumulation Unit Value at end of period	$6.847	$7.445	$6.170	$5.496	$6.939	$6.767	$5.123
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	8	11	12	9	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.625	$12.248	$11.025	$14.066	$13.863	$10.605	$—
Accumulation Unit Value at end of period	$13.309	$14.625	$12.248	$11.025	$14.066	$13.863	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
AllianceBernstein VPS Small/Mid Cap Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.491	$12.187	$10.463	$11.647	$9.358	$6.672	$10.789
Accumulation Unit Value at end of period	$17.663	$16.491	$12.187	$10.463	$11.647	$9.358	$6.672
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.598	$19.116	$16.586	$18.657	$15.149	$10.915	$—
Accumulation Unit Value at end of period	$27.132	$25.598	$19.116	$16.586	$18.657	$15.149	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—
AllianceBernstein VPS Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.012	$8.952	$7.880	$8.330	$7.605	$6.390	$10.559
Accumulation Unit Value at end of period	$13.082	$12.012	$8.952	$7.880	$8.330	$7.605	$6.390
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.574	$13.987	$12.443	$13.292	$12.263	$10.414	$—
Accumulation Unit Value at end of period	$20.017	$18.574	$13.987	$12.443	$13.292	$12.263	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-22

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Fidelity VIP Contrafund Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.624	$10.582	$9.268	$9.697	$8.435	$6.333	$10.607
Accumulation Unit Value at end of period	$14.956	$13.624	$10.582	$9.268	$9.697	$8.435	$6.333
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	5	5	5	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.842	$16.359	$14.478	$15.309	$13.457	$10.211	—
Accumulation Unit Value at end of period	$22.640	$20.842	$16.359	$14.478	$15.309	$13.457	—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—
Fidelity VIP Dynamic Capital Appreciation Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.429	$11.351	$9.445	$9.880	$8.517	$6.380	$10.292
Accumulation Unit Value at end of period	$16.786	$15.429	$11.351	$9.445	$9.880	$8.517	$6.380
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.207	$17.997	$15.132	$15.997	$13.936	$10.549	$—
Accumulation Unit Value at end of period	$26.061	$24.207	$17.997	$15.132	$15.997	$13.936	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Fidelity VIP Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.223	$9.889	$8.792	$8.946	$7.346	$5.839	$10.328
Accumulation Unit Value at end of period	$14.432	$13.223	$9.889	$8.792	$8.946	$7.346	$5.839
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.639	$16.354	$14.694	$15.109	$12.538	$10.071	$—
Accumulation Unit Value at end of period	$23.370	$21.639	$16.354	$14.694	$15.109	$12.538	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.692	$10.998	$9.765	$11.142	$8.814	$6.415	$10.250
Accumulation Unit Value at end of period	$15.315	$14.692	$10.998	$9.765	$11.142	$8.814	$6.415
Number of Accumulation Units outstanding at end of period (in thousands)	14	16	18	26	27	23	10
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.802	$17.250	$15.477	$17.846	$14.267	$10.493	$—
Accumulation Unit Value at end of period	$23.522	$22.802	$17.250	$15.477	$17.846	$14.267	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Fidelity VIP Value Strategies Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.625	$11.427	$9.147	$10.228	$8.235	$5.330	$10.456
Accumulation Unit Value at end of period	$15.315	$14.625	$11.427	$9.147	$10.228	$8.235	$5.330
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.959	$22.075	$17.857	$20.179	$16.417	$10.738	$—
Accumulation Unit Value at end of period	$28.972	$27.959	$22.075	$17.857	$20.179	$16.417	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—

APP B-23

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.584	$10.806	$10.061	$10.762	$9.430	$7.229	$10.887
Accumulation Unit Value at end of period	$15.196	$14.584	$10.806	$10.061	$10.762	$9.430	$7.229
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.211	$14.384	$13.534	$14.630	$12.954	$10.035	—
Accumulation Unit Value at end of period	$19.807	$19.211	$14.384	$13.534	$14.630	$12.954	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.273	$11.857	$10.715	$10.655	$9.630	$7.235	$10.502
Accumulation Unit Value at end of period	$13.639	$13.273	$11.857	$10.715	$10.655	$9.630	$7.235
Number of Accumulation Units outstanding at end of period (in thousands)	17	18	17	25	38	43	51
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.602	$16.793	$15.335	$15.411	$14.075	$10.687	$—
Accumulation Unit Value at end of period	$18.915	$18.602	$16.793	$15.335	$15.411	$14.075	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.369	$10.663	$9.576	$10.049	$9.136	$7.543	$10.224
Accumulation Unit Value at end of period	$13.880	$13.369	$10.663	$9.576	$10.049	$9.136	$7.543
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	4	5	5	4
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.059	$13.750	$12.478	$13.233	$12.158	$10.144	$—
Accumulation Unit Value at end of period	$17.525	$17.059	$13.750	$12.478	$13.233	$12.158	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.432	$9.875	$8.795	$9.048	$8.286	$6.692	$10.230
Accumulation Unit Value at end of period	$13.083	$12.432	$9.875	$8.795	$9.048	$8.286	$6.692
Number of Accumulation Units outstanding at end of period (in thousands)	34	39	41	54	56	37	21
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.177	$14.590	$13.133	$13.652	$12.635	$10.312	$—
Accumulation Unit Value at end of period	$18.929	$18.177	$14.590	$13.133	$13.652	$12.635	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.420	$12.269	$10.552	$11.165	$8.862	$6.986	$10.773
Accumulation Unit Value at end of period	$16.220	$16.420	$12.269	$10.552	$11.165	$8.862	$6.986
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	7	10	16	16	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.683	$17.883	$15.542	$16.619	$13.331	$10.619	$—
Accumulation Unit Value at end of period	$23.150	$23.683	$17.883	$15.542	$16.619	$13.331	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-24

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.701	$11.573	$10.625	$11.372	$9.072	$6.434	$10.702
Accumulation Unit Value at end of period	$16.577	$15.701	$11.573	$10.625	$11.372	$9.072	$6.434
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.269	$17.333	$16.081	$17.393	$14.022	$10.049	—
Accumulation Unit Value at end of period	$24.311	$23.269	$17.333	$16.081	$17.393	$14.022	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.256	$13.069	$11.799	$11.713	$10.745	$8.707	$10.181
Accumulation Unit Value at end of period	$13.261	$13.256	$13.069	$11.799	$11.713	$10.745	$8.707
Number of Accumulation Units outstanding at end of period (in thousands)	34	34	33	45	43	33	20
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.156	$15.100	$13.776	$13.820	$12.811	$10.491	$—
Accumulation Unit Value at end of period	$15.003	$15.156	$15.100	$13.776	$13.820	$12.811	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.352	$11.207	$10.175	$10.161	$9.217	$7.195	$10.412
Accumulation Unit Value at end of period	$14.412	$13.352	$11.207	$10.175	$10.161	$9.217	$7.195
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	2	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.232	$15.464	$14.189	$14.319	$13.125	$10.355	$—
Accumulation Unit Value at end of period	$19.474	$18.232	$15.464	$14.189	$14.319	$13.125	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.229	$9.675	$8.316	$9.547	$8.335	$5.820	$10.579
Accumulation Unit Value at end of period	$13.956	$13.229	$9.675	$8.316	$9.547	$8.335	$5.820
Number of Accumulation Units outstanding at end of period (in thousands)	29	32	37	48	48	27	4
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.511	$16.637	$14.450	$16.766	$14.792	$10.438	$—
Accumulation Unit Value at end of period	$23.500	$22.511	$16.637	$14.450	$16.766	$14.792	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.488	$10.850	$9.383	$9.435	$8.415	$6.812	$10.248
Accumulation Unit Value at end of period	$16.549	$14.488	$10.850	$9.383	$9.435	$8.415	$6.812
Number of Accumulation Units outstanding at end of period (in thousands)	25	30	32	47	53	26	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.031	$15.916	$13.909	$14.134	$12.739	$10.421	$—
Accumulation Unit Value at end of period	$23.772	$21.031	$15.916	$13.909	$14.134	$12.739	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-25

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.041	$10.826	$9.693	$9.732	$8.744	$7.133	$10.482
Accumulation Unit Value at end of period	$15.593	$14.041	$10.826	$9.693	$9.732	$8.744	$7.133
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	6	6	6	5	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.307	$15.043	$13.612	$13.810	$12.538	$10.337	—
Accumulation Unit Value at end of period	$21.217	$19.307	$15.043	$13.612	$13.810	$12.538	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.070	$8.261	$6.809	$8.043	$7.160	$5.369	$10.507
Accumulation Unit Value at end of period	$11.622	$11.070	$8.261	$6.809	$8.043	$7.160	$5.369
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.606	$15.540	$12.943	$15.450	$13.900	$10.533	$—
Accumulation Unit Value at end of period	$21.408	$20.606	$15.540	$12.943	$15.450	$13.900	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.248	$9.927	$7.959	$8.884	$7.686	$6.032	$10.178
Accumulation Unit Value at end of period	$14.867	$13.248	$9.927	$7.959	$8.884	$7.686	$6.032
Number of Accumulation Units outstanding at end of period (in thousands)	26	29	32	45	49	26	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.965	$16.632	$13.476	$15.201	$13.290	$10.540	$—
Accumulation Unit Value at end of period	$24.391	$21.965	$16.632	$13.476	$15.201	$13.290	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.587	$14.896	$13.254	$12.877	$11.276	$7.623	$10.351
Accumulation Unit Value at end of period	$15.719	$15.587	$14.896	$13.254	$12.877	$11.276	$7.623
Number of Accumulation Units outstanding at end of period (in thousands)	14	16	15	21	22	13	4
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.142	$19.453	$17.492	$17.173	$15.197	$10.382	$—
Accumulation Unit Value at end of period	$20.101	$20.142	$19.453	$17.492	$17.173	$15.197	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.985	$9.192	$7.779	$9.197	$8.171	$6.227	$10.407
Accumulation Unit Value at end of period	$10.381	$10.985	$9.192	$7.779	$9.197	$8.171	$6.227
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	1	1	1	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.897	$15.134	$12.942	$15.464	$13.883	$10.693	$—
Accumulation Unit Value at end of period	$16.736	$17.897	$15.134	$12.942	$15.464	$13.883	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-26

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.790	$11.124	$9.785	$10.299	$8.439	$6.639	$10.460
Accumulation Unit Value at end of period	$16.622	$15.790	$11.124	$9.785	$10.299	$8.439	$6.639
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.589	$16.793	$14.927	$15.877	$13.147	$10.452	—
Accumulation Unit Value at end of period	$24.572	$23.589	$16.793	$14.927	$15.877	$13.147	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Hartford Small/Mid Cap Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.426	$11.410	$10.016	$10.305	$8.330	$5.730	$10.243
Accumulation Unit Value at end of period	$15.958	$15.426	$11.410	$10.016	$10.305	$8.330	$5.730
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.329	$19.680	$17.458	$18.151	$14.827	$10.306	$—
Accumulation Unit Value at end of period	$26.952	$26.329	$19.680	$17.458	$18.151	$14.827	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Hartford SmallCap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.181	$14.169	$12.276	$12.312	$9.170	$6.889	$10.630
Accumulation Unit Value at end of period	$20.999	$20.181	$14.169	$12.276	$12.312	$9.170	$6.889
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.580	$20.987	$18.375	$18.623	$14.017	$10.642	$—
Accumulation Unit Value at end of period	$30.457	$29.580	$20.987	$18.375	$18.623	$14.017	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.933	$10.716	$9.529	$9.800	$8.683	$6.240	$10.632
Accumulation Unit Value at end of period	$15.247	$13.933	$10.716	$9.529	$9.800	$8.683	$6.240
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.882	$17.007	$15.283	$15.883	$14.221	$10.328	$—
Accumulation Unit Value at end of period	$23.695	$21.882	$17.007	$15.283	$15.883	$14.221	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.595	$11.957	$11.310	$10.752	$10.172	$8.996	$9.941
Accumulation Unit Value at end of period	$12.071	$11.595	$11.957	$11.310	$10.752	$10.172	$8.996
Number of Accumulation Units outstanding at end of period (in thousands)	78	89	85	88	71	36	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.540	$13.068	$12.490	$12.000	$11.472	$10.253	$—
Accumulation Unit Value at end of period	$12.918	$12.540	$13.068	$12.490	$12.000	$11.472	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-27

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.104	$10.453	$10.254	$9.945	$9.745	$9.588	$9.797
Accumulation Unit Value at end of period	$10.214	$10.104	$10.453	$10.254	$9.945	$9.745	$9.588
Number of Accumulation Units outstanding at end of period (in thousands)	7	6	6	9	9	9	11
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.022	$10.478	$10.386	$10.179	$10.081	$10.023	—
Accumulation Unit Value at end of period	$10.025	$10.022	$10.478	$10.386	$10.179	$10.081	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.198	$9.356	$9.517	$9.680	$9.846	$10.008	$10.012
Accumulation Unit Value at end of period	$9.052	$9.198	$9.356	$9.517	$9.680	$9.846	$10.008
Number of Accumulation Units outstanding at end of period (in thousands)	65	72	80	9	13	16	20
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.702	$8.945	$9.195	$9.451	$9.714	$9.978	$—
Accumulation Unit Value at end of period	$8.475	$8.702	$8.945	$9.195	$9.451	$9.714	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Hartford Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.019	$10.807	$9.396	$9.748	$8.647	$7.072	$10.636
Accumulation Unit Value at end of period	$15.349	$14.019	$10.807	$9.396	$9.748	$8.647	$7.072
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.383	$15.100	$13.267	$13.909	$12.468	$10.304	$—
Accumulation Unit Value at end of period	$21.000	$19.383	$15.100	$13.267	$13.909	$12.468	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
HIMCO VIT American Funds Asset Allocation Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.161	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.719	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.606	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.315	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
HIMCO VIT American Funds Blue Chip Income and Growth Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.774	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.680	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.158	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.440	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-28

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Bond Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.917	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.880	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	34	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.969	$—	$—	$—	$—	$—	—
Accumulation Unit Value at end of period	$11.904	$—	$—	$—	$—	$—	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
HIMCO VIT American Funds Global Bond Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.266	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.924	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.616	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.240	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
HIMCO VIT American Funds Global Growth and Income Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.422	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.018	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.920	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.867	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
HIMCO VIT American Funds Global Growth Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.468	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.160	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.672	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.721	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
HIMCO VIT American Funds Global Small Capitalization Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.478	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.035	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.724	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.781	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-29

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Growth Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.698	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.613	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	48	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.216	$—	$—	$—	$—	$—	—
Accumulation Unit Value at end of period	$22.697	$—	$—	$—	$—	$—	—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—
HIMCO VIT American Funds Growth-Income Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.357	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.214	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.081	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.325	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
HIMCO VIT American Funds International Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.697	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.853	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	44	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.292	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.519	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
HIMCO VIT American Funds New World Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.013	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.655	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.640	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.011	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.493	$9.817	$10.134	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.350	$13.493	$9.817	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.236	$9.732	$10.116	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.929	$13.236	$9.732	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-30

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. American Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.543	$11.804	$10.255	$10.345	$8.612	$6.295	$10.475
Accumulation Unit Value at end of period	$16.730	$15.543	$11.804	$10.255	$10.345	$8.612	$6.295
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.730	$18.979	$16.662	$16.986	$14.290	$10.555	—
Accumulation Unit Value at end of period	$26.340	$24.730	$18.979	$16.662	$16.986	$14.290	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Invesco V.I. Balanced Risk Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.846	$11.880	$10.922	$10.344	$—	$—	$—
Accumulation Unit Value at end of period	$12.311	$11.846	$11.880	$10.922	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.504	$11.659	$10.831	$10.331	$—	$—	$—
Accumulation Unit Value at end of period	$11.831	$11.504	$11.659	$10.831	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.598	$10.727	$9.604	$9.797	$9.121	$7.249	$10.384
Accumulation Unit Value at end of period	$14.418	$13.598	$10.727	$9.604	$9.797	$9.121	$7.249
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.108	$14.435	$13.060	$13.464	$12.667	$10.173	$—
Accumulation Unit Value at end of period	$18.999	$18.108	$14.435	$13.060	$13.464	$12.667	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Invesco V.I. Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.902	$10.571	$9.403	$9.786	$8.872	$7.271	$10.476
Accumulation Unit Value at end of period	$15.030	$13.902	$10.571	$9.403	$9.786	$8.872	$7.271
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.782	$14.432	$12.973	$13.643	$12.500	$10.352	$—
Accumulation Unit Value at end of period	$20.094	$18.782	$14.432	$12.973	$13.643	$12.500	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.345	$9.720	$8.578	$9.381	$8.474	$6.389	$10.302
Accumulation Unit Value at end of period	$11.164	$11.345	$9.720	$8.578	$9.381	$8.474	$6.389
Number of Accumulation Units outstanding at end of period (in thousands)	20	21	21	28	26	15	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.926	$15.520	$13.841	$15.297	$13.963	$10.638	$—
Accumulation Unit Value at end of period	$17.455	$17.926	$15.520	$13.841	$15.297	$13.963	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-31

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.234	$9.854	$10.014	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.012	$13.234	$9.854	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.982	$9.768	$9.997	$—	$—	$—	—
Accumulation Unit Value at end of period	$13.601	$12.982	$9.768	$—	$—	$—	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.902	$9.979	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.737	$9.902	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.841	$9.966	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.576	$9.841	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.521	$12.258	$10.970	$11.269	$8.940	$7.521	$10.729
Accumulation Unit Value at end of period	$16.581	$16.521	$12.258	$10.970	$11.269	$8.940	$7.521
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	7	11	12	9	6
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.796	$16.342	$14.780	$15.343	$12.300	$10.458	$—
Accumulation Unit Value at end of period	$21.647	$21.796	$16.342	$14.780	$15.343	$12.300	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Lord Abbett Bond-Debenture Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.639	$13.765	$12.441	$12.123	$10.979	$8.315	$10.284
Accumulation Unit Value at end of period	$15.018	$14.639	$13.765	$12.441	$12.123	$10.979	$8.315
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	8	11	12	11	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.543	$16.669	$15.225	$14.993	$13.721	$10.501	$—
Accumulation Unit Value at end of period	$17.809	$17.543	$16.669	$15.225	$14.993	$13.721	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Lord Abbett Calibrated Dividend Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.722	$11.705	$10.587	$10.748	$9.525	$7.851	$10.365
Accumulation Unit Value at end of period	$16.144	$14.722	$11.705	$10.587	$10.748	$9.525	$7.851
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	4	4	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.523	$14.883	$13.603	$13.955	$12.498	$10.410	$—
Accumulation Unit Value at end of period	$20.100	$18.523	$14.883	$13.603	$13.955	$12.498	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-32

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Lord Abbett Growth and Income Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.641	$9.461	$8.586	$9.298	$8.055	$6.891	$10.526
Accumulation Unit Value at end of period	$13.379	$12.641	$9.461	$8.586	$9.298	$8.055	$6.891
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.997	$13.612	$12.482	$13.661	$11.959	$10.339	—
Accumulation Unit Value at end of period	$18.849	$17.997	$13.612	$12.482	$13.661	$11.959	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.598	$11.623	$10.098	$10.329	$9.134	$6.765	$10.618
Accumulation Unit Value at end of period	$16.667	$15.598	$11.623	$10.098	$10.329	$9.134	$6.765
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.093	$16.637	$14.607	$15.098	$13.492	$10.098	$—
Accumulation Unit Value at end of period	$23.360	$22.093	$16.637	$14.607	$15.098	$13.492	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.993	$10.804	$9.248	$9.639	$8.842	$7.107	$10.599
Accumulation Unit Value at end of period	$15.231	$13.993	$10.804	$9.248	$9.639	$8.842	$7.107
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.080	$14.887	$12.876	$13.564	$12.574	$10.212	$—
Accumulation Unit Value at end of period	$20.550	$19.080	$14.887	$12.876	$13.564	$12.574	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
MFS Research Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.243	$12.616	$11.986	$11.450	$10.864	$9.533	$10.039
Accumulation Unit Value at end of period	$12.713	$12.243	$12.616	$11.986	$11.450	$10.864	$9.533
Number of Accumulation Units outstanding at end of period (in thousands)	42	47	41	48	50	19	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.521	$13.039	$12.519	$12.085	$11.587	$10.275	$—
Accumulation Unit Value at end of period	$12.866	$12.521	$13.039	$12.519	$12.085	$11.587	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.706	$10.885	$9.980	$9.993	$9.271	$8.010	$10.255
Accumulation Unit Value at end of period	$13.521	$12.706	$10.885	$9.980	$9.993	$9.271	$8.010
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	5	5	1	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.490	$13.409	$12.424	$12.572	$11.786	$10.291	$—
Accumulation Unit Value at end of period	$16.311	$15.490	$13.409	$12.424	$12.572	$11.786	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-33

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.184	$10.639	$9.339	$9.543	$8.728	$7.250	$10.525
Accumulation Unit Value at end of period	$15.367	$14.184	$10.639	$9.339	$9.543	$8.728	7.250
Number of Accumulation Units outstanding at end of period (in thousands)	23	27	29	42	45	24	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.272	$14.609	$12.958	$13.382	$12.368	$10.382	—
Accumulation Unit Value at end of period	$20.662	$19.272	$14.609	$12.958	$13.382	$12.368	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.646	$9.938	$8.882	$9.160	$8.537	$6.023	$10.873
Accumulation Unit Value at end of period	$14.313	$12.646	$9.938	$8.882	$9.160	$8.537	$6.023
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.442	$16.234	$14.662	$15.281	$14.391	$10.261	$—
Accumulation Unit Value at end of period	$22.896	$20.442	$16.234	$14.662	$15.281	$14.391	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Oppenheimer Equity Income Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.414	$9.811	$8.824	$9.396	$8.325	$6.387	$10.773
Accumulation Unit Value at end of period	$13.514	$12.414	$9.811	$8.824	$9.396	$8.325	$6.387
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.779	$14.997	$13.631	$14.669	$13.134	$10.183	$—
Accumulation Unit Value at end of period	$20.230	$18.779	$14.997	$13.631	$14.669	$13.134	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Oppenheimer Global Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.570	$10.869	$9.140	$10.164	$8.935	$6.521	$10.586
Accumulation Unit Value at end of period	$13.616	$13.570	$10.869	$9.140	$10.164	$8.935	$6.521
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.017	$17.011	$14.457	$16.245	$14.432	$10.645	$—
Accumulation Unit Value at end of period	$20.868	$21.017	$17.011	$14.457	$16.245	$14.432	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Oppenheimer Main Street Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.003	$10.836	$9.452	$9.644	$8.469	$6.730	$10.550
Accumulation Unit Value at end of period	$15.199	$14.003	$10.836	$9.452	$9.644	$8.469	$6.730
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.532	$16.056	$14.153	$14.593	$12.951	$10.400	$—
Accumulation Unit Value at end of period	$22.053	$20.532	$16.056	$14.153	$14.593	$12.951	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-34

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Main Street Small Cap Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.847	$12.185	$10.533	$10.975	$9.072	$6.741	$10.518
Accumulation Unit Value at end of period	$18.494	$16.847	$12.185	$10.533	$10.975	$9.072	$6.741
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	3	4	3	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.598	$18.710	$16.344	$17.209	$14.375	$10.794	—
Accumulation Unit Value at end of period	$27.806	$25.598	$18.710	$16.344	$17.209	$14.375	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Putnam VT Diversified Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.272	$12.521	$11.419	$11.995	$10.829	$7.090	$10.238
Accumulation Unit Value at end of period	$13.093	$13.272	$12.521	$11.419	$11.995	$10.829	$7.090
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	8	12	14	13	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.532	$17.668	$16.284	$17.286	$15.769	$10.433	$—
Accumulation Unit Value at end of period	$18.092	$18.532	$17.668	$16.284	$17.286	$15.769	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Putnam VT Global Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.362	$11.374	$10.130	$10.348	$9.177	$6.904	$10.294
Accumulation Unit Value at end of period	$14.375	$13.362	$11.374	$10.130	$10.348	$9.177	$6.904
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.179	$16.498	$14.849	$15.328	$13.737	$10.443	$—
Accumulation Unit Value at end of period	$20.417	$19.179	$16.498	$14.849	$15.328	$13.737	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Putnam VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.899	$7.861	$6.559	$8.031	$7.425	$6.059	$10.499
Accumulation Unit Value at end of period	$9.072	$9.899	$7.861	$6.559	$8.031	$7.425	$6.059
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.559	$13.290	$11.204	$13.865	$12.953	$10.683	$—
Accumulation Unit Value at end of period	$15.018	$16.559	$13.290	$11.204	$13.865	$12.953	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—
Putnam VT International Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.340	$7.774	$6.497	$7.665	$7.278	$5.866	$10.579
Accumulation Unit Value at end of period	$8.312	$9.340	$7.774	$6.497	$7.665	$7.278	$5.866
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.227	$13.648	$11.527	$13.743	$13.186	$10.741	$—
Accumulation Unit Value at end of period	$14.289	$16.227	$13.648	$11.527	$13.743	$13.186	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-35

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Putnam VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.637	$11.392	$9.863	$10.530	$8.501	$6.574	$10.313
Accumulation Unit Value at end of period	$15.901	$15.637	$11.392	$9.863	$10.530	$8.501	$6.574
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.152	$17.782	$15.557	$16.784	$13.694	$10.701	—
Accumulation Unit Value at end of period	$24.303	$24.152	$17.782	$15.557	$16.784	$13.694	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.855	$9.104	$8.191	$9.905	$8.581	$5.061	$9.904
Accumulation Unit Value at end of period	$7.968	$8.855	$9.104	$8.191	$9.905	$8.581	$5.061
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	1	4	5	7	9
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.267	$17.940	$16.311	$19.932	$17.450	$10.401	$—
Accumulation Unit Value at end of period	$15.373	$17.267	$17.940	$16.311	$19.932	$17.450	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.283	$9.341	$8.042	$9.165	$8.601	$6.393	$10.346
Accumulation Unit Value at end of period	$9.848	$11.283	$9.341	$8.042	$9.165	$8.601	$6.393
Number of Accumulation Units outstanding at end of period (in thousands)	14	13	15	19	18	7	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.917	$14.990	$13.042	$15.020	$14.244	$10.699	$—
Accumulation Unit Value at end of period	$15.475	$17.917	$14.990	$13.042	$15.020	$14.244	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.226	$14.251	$12.608	$12.949	$11.524	$9.885	$9.905
Accumulation Unit Value at end of period	$14.223	$14.226	$14.251	$12.608	$12.949	$11.524	$9.885
Number of Accumulation Units outstanding at end of period (in thousands)	25	26	22	35	34	21	13
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.541	$14.721	$13.161	$13.659	$12.285	$10.648	$—
Accumulation Unit Value at end of period	$14.386	$14.541	$14.721	$13.161	$13.659	$12.285	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.998	$9.342	$7.851	$8.601	$8.152	$6.331	$10.339
Accumulation Unit Value at end of period	$11.456	$11.998	$9.342	$7.851	$8.601	$8.152	$6.331
Number of Accumulation Units outstanding at end of period (in thousands)	13	14	16	16	17	17	18
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.109	$15.035	$12.770	$14.137	$13.540	$10.626	$—
Accumulation Unit Value at end of period	$18.055	$19.109	$15.035	$12.770	$14.137	$13.540	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-36

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
UIF Mid Cap Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.424	$11.411	$10.698	$11.723	$9.015	$5.826	$10.713
Accumulation Unit Value at end of period	$15.443	$15.424	$11.411	$10.698	$11.723	$9.015	$5.826
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.816	$19.301	$18.286	$20.249	$15.735	$10.277	—
Accumulation Unit Value at end of period	$25.579	$25.816	$19.301	$18.286	$20.249	$15.735	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
(a) Inception date October 20, 2014.

APP B-37

Plus Shares

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
AllianceBernstein VPS Balanced Wealth Strategy Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.852	$10.362	$9.292	$9.744	$8.982	$7.337	$10.397
Accumulation Unit Value at end of period	$12.487	$11.852	$10.362	$9.292	$9.744	$8.982	$7.337
Number of Accumulation Units outstanding at end of period (in thousands)	154	190	146	212	222	222	97
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.096	$14.222	$12.887	$13.657	$12.721	$10.501	—
Accumulation Unit Value at end of period	$16.781	$16.096	$14.222	$12.887	$13.657	$12.721	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	—	—
AllianceBernstein VPS International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.605	$7.720	$6.810	$8.247	$7.445	$5.436	$10.457
Accumulation Unit Value at end of period	$8.344	$8.605	$7.720	$6.810	$8.247	$7.445	$5.436
Number of Accumulation Units outstanding at end of period (in thousands)	10	12	16	21	24	26	30
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.112	$14.607	$13.022	$15.935	$14.538	$10.727	—
Accumulation Unit Value at end of period	$15.461	$16.112	$14.607	$13.022	$15.935	$14.538	—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	3	2	—
AllianceBernstein VPS International Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$7.467	$6.185	$5.507	$6.949	$6.773	$5.125	$10.781
Accumulation Unit Value at end of period	$6.870	$7.467	$6.185	$5.507	$6.949	$6.773	$5.125
Number of Accumulation Units outstanding at end of period (in thousands)	267	291	373	399	381	352	228
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.662	$12.273	$11.042	$14.081	$13.870	$10.606	—
Accumulation Unit Value at end of period	$13.349	$14.662	$12.273	$11.042	$14.081	$13.870	—
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	4	4	4	1	—
AllianceBernstein VPS Small/Mid Cap Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.539	$12.216	$10.483	$11.663	$9.367	$6.675	$10.790
Accumulation Unit Value at end of period	$17.724	$16.539	$12.216	$10.483	$11.663	$9.367	$6.675
Number of Accumulation Units outstanding at end of period (in thousands)	18	49	23	27	31	27	22
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.663	$19.155	$16.611	$18.676	$15.157	$10.915	$—
Accumulation Unit Value at end of period	$27.214	$25.663	$19.155	$16.611	$18.676	$15.157	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	3	2	—	—
AllianceBernstein VPS Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.048	$8.973	$7.895	$8.342	$7.612	$6.393	$10.560
Accumulation Unit Value at end of period	$13.127	$12.048	$8.973	$7.895	$8.342	$7.612	$6.393
Number of Accumulation Units outstanding at end of period (in thousands)	15	8	4	4	4	2	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.622	$14.016	$12.463	$13.306	$12.269	$10.414	$—
Accumulation Unit Value at end of period	$20.078	$18.622	$14.016	$12.463	$13.306	$12.269	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-38

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Fidelity VIP Contrafund Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.664	$10.608	$9.286	$9.711	$8.443	$6.336	$10.608
Accumulation Unit Value at end of period	$15.007	$13.664	$10.608	$9.286	$9.711	$8.443	$6.336
Number of Accumulation Units outstanding at end of period (in thousands)	244	304	382	521	530	512	384
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.895	$16.393	$14.501	$15.325	$13.465	$10.211	—
Accumulation Unit Value at end of period	$22.709	$20.895	$16.393	$14.501	$15.325	$13.465	—
Number of Accumulation Units outstanding at end of period (in thousands)	14	13	13	13	13	4	—
Fidelity VIP Dynamic Capital Appreciation Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.474	$11.379	$9.463	$9.894	$8.525	$6.383	$10.293
Accumulation Unit Value at end of period	$16.844	$15.474	$11.379	$9.463	$9.894	$8.525	$6.383
Number of Accumulation Units outstanding at end of period (in thousands)	2	31	4	2	7	7	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.269	$18.034	$15.155	$16.014	$13.944	$10.550	$—
Accumulation Unit Value at end of period	$26.140	$24.269	$18.034	$15.155	$16.014	$13.944	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Fidelity VIP Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.261	$9.913	$8.809	$8.959	$7.353	$5.842	$10.329
Accumulation Unit Value at end of period	$14.481	$13.261	$9.913	$8.809	$8.959	$7.353	$5.842
Number of Accumulation Units outstanding at end of period (in thousands)	38	15	20	41	26	27	7
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.694	$16.388	$14.716	$15.124	$12.545	$10.071	$—
Accumulation Unit Value at end of period	$23.442	$21.694	$16.388	$14.716	$15.124	$12.545	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.735	$11.025	$9.784	$11.157	$8.822	$6.418	$10.251
Accumulation Unit Value at end of period	$15.368	$14.735	$11.025	$9.784	$11.157	$8.822	$6.418
Number of Accumulation Units outstanding at end of period (in thousands)	245	281	311	370	412	436	302
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.861	$17.286	$15.501	$17.865	$14.275	$10.494	$—
Accumulation Unit Value at end of period	$23.594	$22.861	$17.286	$15.501	$17.865	$14.275	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	13	13	12	6	—
Fidelity VIP Value Strategies Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.668	$11.454	$9.165	$10.243	$8.242	$5.332	$10.457
Accumulation Unit Value at end of period	$15.368	$14.668	$11.454	$9.165	$10.243	$8.242	$5.332
Number of Accumulation Units outstanding at end of period (in thousands)	6	37	32	79	59	17	15
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.030	$22.120	$17.885	$20.200	$16.426	$10.738	$—
Accumulation Unit Value at end of period	$29.060	$28.030	$22.120	$17.885	$20.200	$16.426	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	—

APP B-39

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.627	$10.832	$10.081	$10.778	$9.439	$7.232	$10.888
Accumulation Unit Value at end of period	$15.248	$14.627	$10.832	$10.081	$10.778	$9.439	$7.232
Number of Accumulation Units outstanding at end of period (in thousands)	10	11	16	19	20	20	12
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.260	$14.414	$13.555	$14.645	$12.961	$10.035	—
Accumulation Unit Value at end of period	$19.867	$19.260	$14.414	$13.555	$14.645	$12.961	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	1	—
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.312	$11.886	$10.735	$10.670	$9.639	$7.239	$10.503
Accumulation Unit Value at end of period	$13.686	$13.312	$11.886	$10.735	$10.670	$9.639	$7.239
Number of Accumulation Units outstanding at end of period (in thousands)	882	964	1,276	1,402	1,481	1,520	870
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.649	$16.828	$15.359	$15.427	$14.082	$10.687	$—
Accumulation Unit Value at end of period	$18.973	$18.649	$16.828	$15.359	$15.427	$14.082	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	12	11	11	9	6	—
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.408	$10.689	$9.594	$10.063	$9.145	$7.547	$10.225
Accumulation Unit Value at end of period	$13.927	$13.408	$10.689	$9.594	$10.063	$9.145	$7.547
Number of Accumulation Units outstanding at end of period (in thousands)	131	188	189	266	288	264	162
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.103	$13.778	$12.497	$13.247	$12.165	$10.145	$—
Accumulation Unit Value at end of period	$17.579	$17.103	$13.778	$12.497	$13.247	$12.165	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	7	9	8	8	6	—
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.468	$9.899	$8.812	$9.060	$8.294	$6.695	$10.230
Accumulation Unit Value at end of period	$13.128	$12.468	$9.899	$8.812	$9.060	$8.294	$6.695
Number of Accumulation Units outstanding at end of period (in thousands)	578	675	876	983	968	856	430
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.223	$14.620	$13.153	$13.666	$12.642	$10.313	$—
Accumulation Unit Value at end of period	$18.987	$18.223	$14.620	$13.153	$13.666	$12.642	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	11	12	13	13	7	—
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.468	$12.299	$10.572	$11.181	$8.871	$6.989	$10.774
Accumulation Unit Value at end of period	$16.276	$16.468	$12.299	$10.572	$11.181	$8.871	$6.989
Number of Accumulation Units outstanding at end of period (in thousands)	45	52	63	71	69	61	45
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.743	$17.919	$15.566	$16.637	$13.338	$10.619	$—
Accumulation Unit Value at end of period	$23.221	$23.743	$17.919	$15.566	$16.637	$13.338	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	—

APP B-40

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.747	$11.601	$10.646	$11.388	$9.080	$6.436	$10.703
Accumulation Unit Value at end of period	$16.634	$15.747	$11.601	$10.646	$11.388	$9.080	$6.436
Number of Accumulation Units outstanding at end of period (in thousands)	24	33	39	45	35	42	27
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.328	$17.368	$16.106	$17.411	$14.030	$10.049	—
Accumulation Unit Value at end of period	$24.385	$23.328	$17.368	$16.106	$17.411	$14.030	—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	1	1	—	1	—
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.295	$13.101	$11.821	$11.729	$10.755	$8.710	$10.182
Accumulation Unit Value at end of period	$13.306	$13.295	$13.101	$11.821	$11.729	$10.755	$8.710
Number of Accumulation Units outstanding at end of period (in thousands)	475	531	673	719	711	719	382
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.194	$15.131	$13.797	$13.834	$12.818	$10.491	$—
Accumulation Unit Value at end of period	$15.049	$15.194	$15.131	$13.797	$13.834	$12.818	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	11	10	10	10	7	—
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.391	$11.234	$10.195	$10.176	$9.225	$7.198	$10.413
Accumulation Unit Value at end of period	$14.462	$13.391	$11.234	$10.195	$10.176	$9.225	$7.198
Number of Accumulation Units outstanding at end of period (in thousands)	141	191	183	107	126	89	46
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.278	$15.495	$14.211	$14.334	$13.132	$10.355	$—
Accumulation Unit Value at end of period	$19.534	$18.278	$15.495	$14.211	$14.334	$13.132	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	2	—	—	—	—
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.267	$9.698	$8.331	$9.561	$8.343	$5.823	$10.580
Accumulation Unit Value at end of period	$14.004	$13.267	$9.698	$8.331	$9.561	$8.343	$5.823
Number of Accumulation Units outstanding at end of period (in thousands)	1,820	2,190	3,010	3,744	3,856	3,572	2,144
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.568	$16.671	$14.473	$16.784	$14.800	$10.438	$—
Accumulation Unit Value at end of period	$23.572	$22.568	$16.671	$14.473	$16.784	$14.800	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	22	31	34	35	28	—
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.531	$10.877	$9.401	$9.448	$8.423	$6.815	$10.249
Accumulation Unit Value at end of period	$16.606	$14.531	$10.877	$9.401	$9.448	$8.423	$6.815
Number of Accumulation Units outstanding at end of period (in thousands)	169	173	211	272	237	180	88
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.085	$15.949	$13.931	$14.149	$12.746	$10.422	$—
Accumulation Unit Value at end of period	$23.844	$21.085	$15.949	$13.931	$14.149	$12.746	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	2	1	—

APP B-41

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.082	$10.852	$9.712	$9.745	$8.752	$7.136	$10.483
Accumulation Unit Value at end of period	$15.646	$14.082	$10.852	$9.712	$9.745	$8.752	$7.136
Number of Accumulation Units outstanding at end of period (in thousands)	1,170	1,446	1,874	2,363	2,498	2,174	1,168
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.356	$15.073	$13.633	$13.824	$12.545	$10.338	—
Accumulation Unit Value at end of period	$21.282	$19.356	$15.073	$13.633	$13.824	$12.545	—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	12	16	14	11	—
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.102	$8.281	$6.822	$8.054	$7.167	$5.371	$10.508
Accumulation Unit Value at end of period	$11.662	$11.102	$8.281	$6.822	$8.054	$7.167	$5.371
Number of Accumulation Units outstanding at end of period (in thousands)	10	10	14	14	10	22	11
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.658	$15.572	$12.963	$15.466	$13.907	$10.534	$—
Accumulation Unit Value at end of period	$21.473	$20.658	$15.572	$12.963	$15.466	$13.907	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.287	$9.951	$7.974	$8.897	$7.693	$6.034	$10.179
Accumulation Unit Value at end of period	$14.918	$13.287	$9.951	$7.974	$8.897	$7.693	$6.034
Number of Accumulation Units outstanding at end of period (in thousands)	482	570	777	1,005	1,007	883	435
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.021	$16.666	$13.497	$15.216	$13.297	$10.540	$—
Accumulation Unit Value at end of period	$24.466	$22.021	$16.666	$13.497	$15.216	$13.297	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	8	9	10	3	—
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.632	$14.932	$13.280	$12.895	$11.287	$7.626	$10.352
Accumulation Unit Value at end of period	$15.773	$15.632	$14.932	$13.280	$12.895	$11.287	$7.626
Number of Accumulation Units outstanding at end of period (in thousands)	95	108	144	148	111	52	28
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.193	$19.493	$17.519	$17.191	$15.206	$10.382	$—
Accumulation Unit Value at end of period	$20.162	$20.193	$19.493	$17.519	$17.191	$15.206	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	6	6	6	6	1	—
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.017	$9.214	$7.793	$9.210	$8.178	$6.230	$10.408
Accumulation Unit Value at end of period	$10.417	$11.017	$9.214	$7.793	$9.210	$8.178	$6.230
Number of Accumulation Units outstanding at end of period (in thousands)	93	97	114	137	177	119	98
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.942	$15.165	$12.962	$15.480	$13.891	$10.693	$—
Accumulation Unit Value at end of period	$16.787	$17.942	$15.165	$12.962	$15.480	$13.891	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	2	—	—

APP B-42

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.837	$11.151	$9.803	$10.313	$8.446	$6.642	$10.461
Accumulation Unit Value at end of period	$16.679	$15.837	$11.151	$9.803	$10.313	$8.446	$6.642
Number of Accumulation Units outstanding at end of period (in thousands)	14	41	16	24	21	24	21
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.649	$16.828	$14.950	$15.894	$13.154	$10.453	—
Accumulation Unit Value at end of period	$24.647	$23.649	$16.828	$14.950	$15.894	$13.154	—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—
Hartford Small/Mid Cap Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.471	$11.438	$10.035	$10.320	$8.337	$5.732	$10.244
Accumulation Unit Value at end of period	$16.013	$15.471	$11.438	$10.035	$10.320	$8.337	$5.732
Number of Accumulation Units outstanding at end of period (in thousands)	25	36	42	57	61	62	40
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.396	$19.720	$17.485	$18.170	$14.835	$10.307	$—
Accumulation Unit Value at end of period	$27.035	$26.396	$19.720	$17.485	$18.170	$14.835	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	5	5	5	4	—
Hartford SmallCap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.240	$14.203	$12.300	$12.329	$9.179	$6.892	$10.631
Accumulation Unit Value at end of period	$21.071	$20.240	$14.203	$12.300	$12.329	$9.179	$6.892
Number of Accumulation Units outstanding at end of period (in thousands)	25	41	35	87	27	26	13
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.655	$21.030	$18.404	$18.643	$14.025	$10.642	$—
Accumulation Unit Value at end of period	$30.550	$29.655	$21.030	$18.404	$18.643	$14.025	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.974	$10.742	$9.547	$9.814	$8.691	$6.242	$10.633
Accumulation Unit Value at end of period	$15.299	$13.974	$10.742	$9.547	$9.814	$8.691	$6.242
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	3	3	8	7
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.938	$17.042	$15.307	$15.900	$14.229	$10.328	$—
Accumulation Unit Value at end of period	$23.768	$21.938	$17.042	$15.307	$15.900	$14.229	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.629	$11.986	$11.331	$10.767	$10.181	$9.000	$9.941
Accumulation Unit Value at end of period	$12.112	$11.629	$11.986	$11.331	$10.767	$10.181	$9.000
Number of Accumulation Units outstanding at end of period (in thousands)	2,133	2,457	2,683	3,028	3,167	2,750	1,387
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.572	$13.094	$12.510	$12.012	$11.478	$10.253	$—
Accumulation Unit Value at end of period	$12.957	$12.572	$13.094	$12.510	$12.012	$11.478	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	21	26	28	28	17	—

APP B-43

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.134	$10.479	$10.273	$9.959	$9.754	$9.592	$9.798
Accumulation Unit Value at end of period	$10.249	$10.134	$10.479	$10.273	$9.959	$9.754	$9.592
Number of Accumulation Units outstanding at end of period (in thousands)	100	113	153	193	191	266	122
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.048	$10.499	$10.402	$10.190	$10.086	$10.024	—
Accumulation Unit Value at end of period	$10.055	$10.048	$10.499	$10.402	$10.190	$10.086	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	18	—	—
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.225	$9.379	$9.535	$9.693	$9.855	$10.012	$10.013
Accumulation Unit Value at end of period	$9.083	$9.225	$9.379	$9.535	$9.693	$9.855	$10.012
Number of Accumulation Units outstanding at end of period (in thousands)	170	282	501	789	859	631	526
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.725	$8.963	$9.209	$9.461	$9.720	$9.979	$—
Accumulation Unit Value at end of period	$8.501	$8.725	$8.963	$9.209	$9.461	$9.720	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	35	7	4	4	—	—
Hartford Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.060	$10.834	$9.415	$9.762	$8.655	$7.075	$10.637
Accumulation Unit Value at end of period	$15.402	$14.060	$10.834	$9.415	$9.762	$8.655	$7.075
Number of Accumulation Units outstanding at end of period (in thousands)	28	30	34	29	25	25	4
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.432	$15.131	$13.288	$13.924	$12.475	$10.305	$—
Accumulation Unit Value at end of period	$21.064	$19.432	$15.131	$13.288	$13.924	$12.475	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	2	2	3	—	—
HIMCO VIT American Funds Asset Allocation Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.204	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.765	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	188	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.658	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.370	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	—	—	—	—	—	—
HIMCO VIT American Funds Blue Chip Income and Growth Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.818	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.729	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	157	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.217	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.505	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	—	—	—	—	—	—

APP B-44

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Bond Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.952	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.916	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	669	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.005	$—	$—	$—	$—	$—	—
Accumulation Unit Value at end of period	$11.941	$—	$—	$—	$—	$—	—
Number of Accumulation Units outstanding at end of period (in thousands)	12	—	—	—	—	—	—
HIMCO VIT American Funds Global Bond Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.302	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.960	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	67	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.650	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.274	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	—	—	—	—	—	—
HIMCO VIT American Funds Global Growth and Income Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.459	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.058	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	185	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.976	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.927	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	—	—	—	—	—	—
HIMCO VIT American Funds Global Growth Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.508	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.204	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	46	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.730	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.785	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	—	—	—	—	—	—
HIMCO VIT American Funds Global Small Capitalization Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.512	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.072	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	155	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.785	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.847	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	—	—	—	—	—	—

APP B-45

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Growth Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.740	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.658	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	849	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.278	$—	$—	$—	$—	$—	—
Accumulation Unit Value at end of period	$22.766	$—	$—	$—	$—	$—	—
Number of Accumulation Units outstanding at end of period (in thousands)	24	—	—	—	—	—	—
HIMCO VIT American Funds Growth-Income Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.400	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.261	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	434	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.140	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.390	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	—	—	—	—	—	—
HIMCO VIT American Funds International Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.729	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.886	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	777	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.340	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.570	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	—	—	—	—	—	—
HIMCO VIT American Funds New World Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.046	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.687	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	113	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.689	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.060	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	—	—	—	—	—	—
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.506	$9.822	$10.135	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.370	$13.506	$9.822	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	22	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.248	$9.736	$10.117	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.949	$13.248	$9.736	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-46

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. American Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.589	$11.833	$10.275	$10.360	$8.620	$6.298	$10.475
Accumulation Unit Value at end of period	$16.787	$15.589	$11.833	$10.275	$10.360	$8.620	$6.298
Number of Accumulation Units outstanding at end of period (in thousands)	10	11	13	23	27	23	15
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.793	$19.017	$16.688	$17.004	$14.298	$10.555	—
Accumulation Unit Value at end of period	$26.420	$24.793	$19.017	$16.688	$17.004	$14.298	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Invesco V.I. Balanced Risk Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.862	$11.891	$10.926	$10.345	$—	$—	$—
Accumulation Unit Value at end of period	$12.334	$11.862	$11.891	$10.926	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	72	133	346	76	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.520	$11.669	$10.836	$10.331	$—	$—	$—
Accumulation Unit Value at end of period	$11.853	$11.520	$11.669	$10.836	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	7	—	—	—	—
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.638	$10.753	$9.622	$9.811	$9.130	$7.252	$10.385
Accumulation Unit Value at end of period	$14.467	$13.638	$10.753	$9.622	$9.811	$9.130	$7.252
Number of Accumulation Units outstanding at end of period (in thousands)	10	10	10	14	10	16	15
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.154	$14.465	$13.080	$13.478	$12.674	$10.174	$—
Accumulation Unit Value at end of period	$19.057	$18.154	$14.465	$13.080	$13.478	$12.674	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	1	1	1	—	—
Invesco V.I. Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.943	$10.597	$9.421	$9.799	$8.880	$7.274	$10.476
Accumulation Unit Value at end of period	$15.082	$13.943	$10.597	$9.421	$9.799	$8.880	$7.274
Number of Accumulation Units outstanding at end of period (in thousands)	4	14	18	19	20	21	19
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.830	$14.461	$12.993	$13.657	$12.506	$10.353	$—
Accumulation Unit Value at end of period	$20.155	$18.830	$14.461	$12.993	$13.657	$12.506	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.378	$9.744	$8.595	$9.394	$8.481	$6.391	$10.303
Accumulation Unit Value at end of period	$11.202	$11.378	$9.744	$8.595	$9.394	$8.481	$6.391
Number of Accumulation Units outstanding at end of period (in thousands)	230	259	317	362	340	311	187
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.971	$15.552	$13.863	$15.313	$13.971	$10.639	$—
Accumulation Unit Value at end of period	$17.508	$17.971	$15.552	$13.863	$15.313	$13.971	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	4	3	1	—

APP B-47

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.246	$9.858	$10.015	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.032	$13.246	$9.858	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	16	17	18	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.993	$9.772	$9.998	$—	$—	$—	—
Accumulation Unit Value at end of period	$13.620	$12.993	$9.772	$—	$—	$—	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.905	$9.980	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.744	$9.905	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	163	134	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.844	$9.967	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.583	$9.844	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.569	$12.287	$10.991	$11.285	$8.948	$7.524	$10.730
Accumulation Unit Value at end of period	$16.637	$16.569	$12.287	$10.991	$11.285	$8.948	$7.524
Number of Accumulation Units outstanding at end of period (in thousands)	38	44	57	75	58	23	19
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.851	$16.376	$14.802	$15.359	$12.307	$10.458	$—
Accumulation Unit Value at end of period	$21.713	$21.851	$16.376	$14.802	$15.359	$12.307	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	—	—
Lord Abbett Bond-Debenture Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.682	$13.798	$12.465	$12.141	$10.989	$8.318	$10.285
Accumulation Unit Value at end of period	$15.069	$14.682	$13.798	$12.465	$12.141	$10.989	$8.318
Number of Accumulation Units outstanding at end of period (in thousands)	220	265	317	347	402	430	242
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.587	$16.703	$15.249	$15.009	$13.729	$10.501	$—
Accumulation Unit Value at end of period	$17.863	$17.587	$16.703	$15.249	$15.009	$13.729	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	3	3	3	2	—
Lord Abbett Calibrated Dividend Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.765	$11.733	$10.607	$10.763	$9.534	$7.854	$10.366
Accumulation Unit Value at end of period	$16.199	$14.765	$11.733	$10.607	$10.763	$9.534	$7.854
Number of Accumulation Units outstanding at end of period (in thousands)	115	146	101	102	79	64	37
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.570	$14.913	$13.624	$13.970	$12.505	$10.410	$—
Accumulation Unit Value at end of period	$20.162	$18.570	$14.913	$13.624	$13.970	$12.505	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	—	—	—

APP B-48

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Lord Abbett Growth and Income Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.678	$9.484	$8.602	$9.312	$8.063	$6.894	$10.527
Accumulation Unit Value at end of period	$13.425	$12.678	$9.484	$8.602	$9.312	$8.063	$6.894
Number of Accumulation Units outstanding at end of period (in thousands)	71	79	106	152	156	161	115
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.043	$13.639	$12.501	$13.675	$11.966	$10.339	—
Accumulation Unit Value at end of period	$18.906	$18.043	$13.639	$12.501	$13.675	$11.966	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.644	$11.652	$10.118	$10.344	$9.142	$6.768	$10.619
Accumulation Unit Value at end of period	$16.724	$15.644	$11.652	$10.118	$10.344	$9.142	$6.768
Number of Accumulation Units outstanding at end of period (in thousands)	29	36	72	92	66	4	4
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.149	$16.671	$14.629	$15.114	$13.499	$10.099	$—
Accumulation Unit Value at end of period	$23.432	$22.149	$16.671	$14.629	$15.114	$13.499	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.034	$10.830	$9.265	$9.653	$8.850	$7.110	$10.600
Accumulation Unit Value at end of period	$15.283	$14.034	$10.830	$9.265	$9.653	$8.850	$7.110
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	6	3	4	2	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.128	$14.917	$12.896	$13.578	$12.581	$10.213	$—
Accumulation Unit Value at end of period	$20.613	$19.128	$14.917	$12.896	$13.578	$12.581	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	1	—
MFS Research Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.279	$12.646	$12.009	$11.466	$10.874	$9.537	$10.040
Accumulation Unit Value at end of period	$12.757	$12.279	$12.646	$12.009	$11.466	$10.874	$9.537
Number of Accumulation Units outstanding at end of period (in thousands)	232	252	242	265	188	56	15
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.553	$13.065	$12.538	$12.098	$11.593	$10.276	$—
Accumulation Unit Value at end of period	$12.906	$12.553	$13.065	$12.538	$12.098	$11.593	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	3	3	4	—	—
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.743	$10.911	$9.999	$10.007	$9.279	$8.013	$10.255
Accumulation Unit Value at end of period	$13.567	$12.743	$10.911	$9.999	$10.007	$9.279	$8.013
Number of Accumulation Units outstanding at end of period (in thousands)	178	264	240	260	269	233	129
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.529	$13.436	$12.443	$12.585	$11.793	$10.292	$—
Accumulation Unit Value at end of period	$16.361	$15.529	$13.436	$12.443	$12.585	$11.793	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	5	5	—	—

APP B-49

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.225	$10.665	$9.357	$9.557	$8.736	$7.253	$10.526
Accumulation Unit Value at end of period	$15.420	$14.225	$10.665	$9.357	$9.557	$8.736	$7.253
Number of Accumulation Units outstanding at end of period (in thousands)	358	441	524	666	641	552	308
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.321	$14.639	$12.978	$13.396	$12.374	$10.382	—
Accumulation Unit Value at end of period	$20.725	$19.321	$14.639	$12.978	$13.396	$12.374	—
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	7	8	8	3	—
Oppenheimer Capital Appreciation Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.683	$9.962	$8.899	$9.173	$8.544	$6.026	$10.874
Accumulation Unit Value at end of period	$14.362	$12.683	$9.962	$8.899	$9.173	$8.544	$6.026
Number of Accumulation Units outstanding at end of period (in thousands)	19	2	2	3	8	9	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.494	$16.267	$14.684	$15.297	$14.399	$10.262	$—
Accumulation Unit Value at end of period	$22.966	$20.494	$16.267	$14.684	$15.297	$14.399	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Oppenheimer Equity Income Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.450	$9.834	$8.841	$9.410	$8.333	$6.390	$10.773
Accumulation Unit Value at end of period	$13.560	$12.450	$9.834	$8.841	$9.410	$8.333	$6.390
Number of Accumulation Units outstanding at end of period (in thousands)	5	2	4	4	2	2	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.827	$15.028	$13.653	$14.685	$13.141	$10.183	$—
Accumulation Unit Value at end of period	$20.292	$18.827	$15.028	$13.653	$14.685	$13.141	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—
Oppenheimer Global Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.610	$10.895	$9.158	$10.178	$8.943	$6.524	$10.587
Accumulation Unit Value at end of period	$13.662	$13.610	$10.895	$9.158	$10.178	$8.943	$6.524
Number of Accumulation Units outstanding at end of period (in thousands)	147	168	210	250	283	294	203
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.071	$17.046	$14.479	$16.262	$14.440	$10.645	$—
Accumulation Unit Value at end of period	$20.931	$21.071	$17.046	$14.479	$16.262	$14.440	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	—
Oppenheimer Main Street Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.044	$10.862	$9.470	$9.658	$8.477	$6.733	$10.551
Accumulation Unit Value at end of period	$15.251	$14.044	$10.862	$9.470	$9.658	$8.477	$6.733
Number of Accumulation Units outstanding at end of period (in thousands)	5	8	13	16	27	28	7
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.584	$16.089	$14.175	$14.609	$12.958	$10.401	$—
Accumulation Unit Value at end of period	$22.120	$20.584	$16.089	$14.175	$14.609	$12.958	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-50

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Main Street Small Cap Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.896	$12.215	$10.553	$10.991	$9.080	$6.744	$10.519
Accumulation Unit Value at end of period	$18.557	$16.896	$12.215	$10.553	$10.991	$9.080	$6.744
Number of Accumulation Units outstanding at end of period (in thousands)	78	112	124	162	171	182	105
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.663	$18.748	$16.369	$17.227	$14.383	$10.794	—
Accumulation Unit Value at end of period	$27.891	$25.663	$18.748	$16.369	$17.227	$14.383	—
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	2	2	2	1	—
Putnam VT Diversified Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.310	$12.551	$11.441	$12.012	$10.839	$7.093	$10.239
Accumulation Unit Value at end of period	$13.138	$13.310	$12.551	$11.441	$12.012	$10.839	$7.093
Number of Accumulation Units outstanding at end of period (in thousands)	317	377	435	471	478	484	267
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.579	$17.704	$16.309	$17.304	$15.778	$10.433	$—
Accumulation Unit Value at end of period	$18.147	$18.579	$17.704	$16.309	$17.304	$15.778	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	5	5	5	3	—
Putnam VT Global Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.401	$11.401	$10.150	$10.362	$9.185	$6.907	$10.295
Accumulation Unit Value at end of period	$14.424	$13.401	$11.401	$10.150	$10.362	$9.185	$6.907
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	6	4	2	2	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.228	$16.532	$14.872	$15.344	$13.744	$10.444	$—
Accumulation Unit Value at end of period	$20.480	$19.228	$16.532	$14.872	$15.344	$13.744	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Putnam VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.928	$7.881	$6.571	$8.043	$7.431	$6.062	$10.500
Accumulation Unit Value at end of period	$9.103	$9.928	$7.881	$6.571	$8.043	$7.431	$6.062
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	9	10	5	5	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.601	$13.317	$11.222	$13.880	$12.960	$10.683	$—
Accumulation Unit Value at end of period	$15.063	$16.601	$13.317	$11.222	$13.880	$12.960	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Putnam VT International Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.368	$7.793	$6.509	$7.676	$7.284	$5.869	$10.579
Accumulation Unit Value at end of period	$8.340	$9.368	$7.793	$6.509	$7.676	$7.284	$5.869
Number of Accumulation Units outstanding at end of period (in thousands)	19	20	21	27	4	4	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.269	$13.676	$11.545	$13.757	$13.193	$10.741	$—
Accumulation Unit Value at end of period	$14.333	$16.269	$13.676	$11.545	$13.757	$13.193	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-51

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Putnam VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.683	$11.420	$9.882	$10.545	$8.509	$6.577	$10.314
Accumulation Unit Value at end of period	$15.956	$15.683	$11.420	$9.882	$10.545	$8.509	$6.577
Number of Accumulation Units outstanding at end of period (in thousands)	5	20	6	7	5	5	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.213	$17.818	$15.581	$16.802	$13.701	$10.702	—
Accumulation Unit Value at end of period	$24.377	$24.213	$17.818	$15.581	$16.802	$13.701	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.881	$9.126	$8.207	$9.919	$8.589	$5.063	$9.905
Accumulation Unit Value at end of period	$7.995	$8.881	$9.126	$8.207	$9.919	$8.589	$5.063
Number of Accumulation Units outstanding at end of period (in thousands)	53	60	111	120	124	151	86
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.311	$17.977	$16.336	$19.953	$17.459	$10.401	$—
Accumulation Unit Value at end of period	$15.420	$17.311	$17.977	$16.336	$19.953	$17.459	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	7	7	7	1	—
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.316	$9.363	$8.058	$9.178	$8.609	$6.396	$10.347
Accumulation Unit Value at end of period	$9.882	$11.316	$9.363	$8.058	$9.178	$8.609	$6.396
Number of Accumulation Units outstanding at end of period (in thousands)	70	75	86	98	64	28	16
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.963	$15.020	$13.062	$15.035	$14.252	$10.700	$—
Accumulation Unit Value at end of period	$15.522	$17.963	$15.020	$13.062	$15.035	$14.252	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	2	1	—
Templeton Global Bond VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.268	$14.286	$12.633	$12.967	$11.535	$9.889	$9.906
Accumulation Unit Value at end of period	$14.272	$14.268	$14.286	$12.633	$12.967	$11.535	$9.889
Number of Accumulation Units outstanding at end of period (in thousands)	238	276	441	480	501	420	182
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.578	$14.751	$13.181	$13.673	$12.291	$10.649	$—
Accumulation Unit Value at end of period	$14.430	$14.578	$14.751	$13.181	$13.673	$12.291	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	4	9	9	8	2	—
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.033	$9.365	$7.867	$8.613	$8.159	$6.333	$10.340
Accumulation Unit Value at end of period	$11.495	$12.033	$9.365	$7.867	$8.613	$8.159	$6.333
Number of Accumulation Units outstanding at end of period (in thousands)	274	290	427	389	384	313	153
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.158	$15.066	$12.790	$14.151	$13.547	$10.626	$—
Accumulation Unit Value at end of period	$18.110	$19.158	$15.066	$12.790	$14.151	$13.547	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	32	39	44	23	21	—

APP B-52

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
UIF Mid Cap Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.469	$11.438	$10.719	$11.739	$9.023	$5.829	$10.714
Accumulation Unit Value at end of period	$15.496	$15.469	$11.438	$10.719	$11.739	$9.023	$5.829
Number of Accumulation Units outstanding at end of period (in thousands)	58	66	80	127	111	98	68
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.882	$19.340	$18.314	$20.270	$15.744	$10.278	—
Accumulation Unit Value at end of period	$25.657	$25.882	$19.340	$18.314	$20.270	$15.744	—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Wells Fargo Advantage VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.178	$0.999	$0.893	$1.041	$—	$—	$—
Accumulation Unit Value at end of period	$1.097	$1.178	$0.999	$0.893	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	110	131	120	120	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.169	$12.993	$11.742	$13.833	$—	$—	—
Accumulation Unit Value at end of period	$13.982	$15.169	$12.993	$11.742	$—	$—	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Wells Fargo Advantage VT Omega Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.308	$0.949	$0.799	$0.858	$0.728	$0.514	$0.700
Accumulation Unit Value at end of period	$1.339	$1.308	$0.949	$0.799	$0.858	$0.728	$0.514
Number of Accumulation Units outstanding at end of period (in thousands)	170	173	382	324	254	266	59
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.673	$18.810	$16.003	$17.371	$14.898	$10.631	$—
Accumulation Unit Value at end of period	$26.010	$25.673	$18.810	$16.003	$17.371	$14.898	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Wells Fargo Advantage VT Opportunity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.371	$11.929	$10.473	$10.000	$—	$—	$—
Accumulation Unit Value at end of period	$16.738	$15.371	$11.929	$10.473	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	202	229	285	336	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.998	$11.762	$10.435	$10.000	$—	$—	$—
Accumulation Unit Value at end of period	$16.161	$14.998	$11.762	$10.435	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	8	8	—	—	—
Wells Fargo Advantage VT Small Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.923	$12.778	$12.015	$12.770	$10.000	$—	$—
Accumulation Unit Value at end of period	$18.302	$18.923	$12.778	$12.015	$12.770	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	10	10	3	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.250	$12.453	$11.833	$12.709	$10.000	$—	—
Accumulation Unit Value at end of period	$17.466	$18.250	$12.453	$11.833	$12.709	$—	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-53

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Wells Fargo Advantage VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.182	$12.534	$11.145	$12.190	$10.000	$—	$—
Accumulation Unit Value at end of period	$14.596	$14.182	$12.534	$11.145	$12.190	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	65	68	79	97	101	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.677	$12.215	$10.976	$12.132	$10.000	$—	$—
Accumulation Unit Value at end of period	$13.929	$13.677	$12.215	$10.976	$12.132	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	2	—	—
(a) Inception date October 20, 2014.

APP B-54

Outlook Shares

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
AllianceBernstein VPS Balanced Wealth Strategy Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.852	$10.362	$9.292	$9.744	$8.982	$7.337	$10.397
Accumulation Unit Value at end of period	$12.487	$11.852	$10.362	$9.292	$9.744	$8.982	$7.337
Number of Accumulation Units outstanding at end of period (in thousands)	154	190	146	212	222	222	97
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.096	$14.222	$12.887	$13.657	$12.721	$10.501	—
Accumulation Unit Value at end of period	$16.781	$16.096	$14.222	$12.887	$13.657	$12.721	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	—	—
AllianceBernstein VPS International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.605	$7.720	$6.810	$8.247	$7.445	$5.436	$10.457
Accumulation Unit Value at end of period	$8.344	$8.605	$7.720	$6.810	$8.247	$7.445	$5.436
Number of Accumulation Units outstanding at end of period (in thousands)	10	12	16	21	24	26	30
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.112	$14.607	$13.022	$15.935	$14.538	$10.727	$—
Accumulation Unit Value at end of period	$15.461	$16.112	$14.607	$13.022	$15.935	$14.538	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	3	2	—
AllianceBernstein VPS International Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$7.467	$6.185	$5.507	$6.949	$6.773	$5.125	$10.781
Accumulation Unit Value at end of period	$6.870	$7.467	$6.185	$5.507	$6.949	$6.773	$5.125
Number of Accumulation Units outstanding at end of period (in thousands)	267	291	373	399	381	352	228
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.662	$12.273	$11.042	$14.081	$13.870	$10.606	$—
Accumulation Unit Value at end of period	$13.349	$14.662	$12.273	$11.042	$14.081	$13.870	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	4	4	4	1	—
AllianceBernstein VPS Small/Mid Cap Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.539	$12.216	$10.483	$11.663	$9.367	$6.675	$10.790
Accumulation Unit Value at end of period	$17.724	$16.539	$12.216	$10.483	$11.663	$9.367	$6.675
Number of Accumulation Units outstanding at end of period (in thousands)	18	49	23	27	31	27	22
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.663	$19.155	$16.611	$18.676	$15.157	$10.915	$—
Accumulation Unit Value at end of period	$27.214	$25.663	$19.155	$16.611	$18.676	$15.157	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	3	2	—	—
AllianceBernstein VPS Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.048	$8.973	$7.895	$8.342	$7.612	$6.393	$10.560
Accumulation Unit Value at end of period	$13.127	$12.048	$8.973	$7.895	$8.342	$7.612	$6.393
Number of Accumulation Units outstanding at end of period (in thousands)	15	8	4	4	4	2	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.622	$14.016	$12.463	$13.306	$12.269	$10.414	$—
Accumulation Unit Value at end of period	$20.078	$18.622	$14.016	$12.463	$13.306	$12.269	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-55

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Fidelity VIP Contrafund Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.664	$10.608	$9.286	$9.711	$8.443	$6.336	$10.608
Accumulation Unit Value at end of period	$15.007	$13.664	$10.608	$9.286	$9.711	$8.443	$6.336
Number of Accumulation Units outstanding at end of period (in thousands)	244	304	382	521	530	512	384
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.895	$16.393	$14.501	$15.325	$13.465	$10.211	—
Accumulation Unit Value at end of period	$22.709	$20.895	$16.393	$14.501	$15.325	$13.465	—
Number of Accumulation Units outstanding at end of period (in thousands)	14	13	13	13	13	4	—
Fidelity VIP Dynamic Capital Appreciation Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.474	$11.379	$9.463	$9.894	$8.525	$6.383	$10.293
Accumulation Unit Value at end of period	$16.844	$15.474	$11.379	$9.463	$9.894	$8.525	$6.383
Number of Accumulation Units outstanding at end of period (in thousands)	2	31	4	2	7	7	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.269	$18.034	$15.155	$16.014	$13.944	$10.550	$—
Accumulation Unit Value at end of period	$26.140	$24.269	$18.034	$15.155	$16.014	$13.944	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Fidelity VIP Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.261	$9.913	$8.809	$8.959	$7.353	$5.842	$10.329
Accumulation Unit Value at end of period	$14.481	$13.261	$9.913	$8.809	$8.959	$7.353	$5.842
Number of Accumulation Units outstanding at end of period (in thousands)	38	15	20	41	26	27	7
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.694	$16.388	$14.716	$15.124	$12.545	$10.071	$—
Accumulation Unit Value at end of period	$23.442	$21.694	$16.388	$14.716	$15.124	$12.545	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.735	$11.025	$9.784	$11.157	$8.822	$6.418	$10.251
Accumulation Unit Value at end of period	$15.368	$14.735	$11.025	$9.784	$11.157	$8.822	$6.418
Number of Accumulation Units outstanding at end of period (in thousands)	245	281	311	370	412	436	302
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.861	$17.286	$15.501	$17.865	$14.275	$10.494	$—
Accumulation Unit Value at end of period	$23.594	$22.861	$17.286	$15.501	$17.865	$14.275	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	13	13	12	6	—
Fidelity VIP Value Strategies Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.668	$11.454	$9.165	$10.243	$8.242	$5.332	$10.457
Accumulation Unit Value at end of period	$15.368	$14.668	$11.454	$9.165	$10.243	$8.242	$5.332
Number of Accumulation Units outstanding at end of period (in thousands)	6	37	32	79	59	17	15
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.030	$22.120	$17.885	$20.200	$16.426	$10.738	$—
Accumulation Unit Value at end of period	$29.060	$28.030	$22.120	$17.885	$20.200	$16.426	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	—

APP B-56

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.627	$10.832	$10.081	$10.778	$9.439	$7.232	$10.888
Accumulation Unit Value at end of period	$15.248	$14.627	$10.832	$10.081	$10.778	$9.439	$7.232
Number of Accumulation Units outstanding at end of period (in thousands)	10	11	16	19	20	20	12
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.260	$14.414	$13.555	$14.645	$12.961	$10.035	—
Accumulation Unit Value at end of period	$19.867	$19.260	$14.414	$13.555	$14.645	$12.961	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	1	—
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.312	$11.886	$10.735	$10.670	$9.639	$7.239	$10.503
Accumulation Unit Value at end of period	$13.686	$13.312	$11.886	$10.735	$10.670	$9.639	$7.239
Number of Accumulation Units outstanding at end of period (in thousands)	882	964	1,276	1,402	1,481	1,520	870
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.649	$16.828	$15.359	$15.427	$14.082	$10.687	$—
Accumulation Unit Value at end of period	$18.973	$18.649	$16.828	$15.359	$15.427	$14.082	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	12	11	11	9	6	—
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.408	$10.689	$9.594	$10.063	$9.145	$7.547	$10.225
Accumulation Unit Value at end of period	$13.927	$13.408	$10.689	$9.594	$10.063	$9.145	$7.547
Number of Accumulation Units outstanding at end of period (in thousands)	131	188	189	266	288	264	162
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.103	$13.778	$12.497	$13.247	$12.165	$10.145	$—
Accumulation Unit Value at end of period	$17.579	$17.103	$13.778	$12.497	$13.247	$12.165	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	7	9	8	8	6	—
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.468	$9.899	$8.812	$9.060	$8.294	$6.695	$10.230
Accumulation Unit Value at end of period	$13.128	$12.468	$9.899	$8.812	$9.060	$8.294	$6.695
Number of Accumulation Units outstanding at end of period (in thousands)	578	675	876	983	968	856	430
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.223	$14.620	$13.153	$13.666	$12.642	$10.313	$—
Accumulation Unit Value at end of period	$18.987	$18.223	$14.620	$13.153	$13.666	$12.642	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	11	12	13	13	7	—
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.468	$12.299	$10.572	$11.181	$8.871	$6.989	$10.774
Accumulation Unit Value at end of period	$16.276	$16.468	$12.299	$10.572	$11.181	$8.871	$6.989
Number of Accumulation Units outstanding at end of period (in thousands)	45	52	63	71	69	61	45
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.743	$17.919	$15.566	$16.637	$13.338	$10.619	$—
Accumulation Unit Value at end of period	$23.221	$23.743	$17.919	$15.566	$16.637	$13.338	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	—

APP B-57

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.747	$11.601	$10.646	$11.388	$9.080	$6.436	$10.703
Accumulation Unit Value at end of period	$16.634	$15.747	$11.601	$10.646	$11.388	$9.080	$6.436
Number of Accumulation Units outstanding at end of period (in thousands)	24	33	39	45	35	42	27
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.328	$17.368	$16.106	$17.411	$14.030	$10.049	—
Accumulation Unit Value at end of period	$24.385	$23.328	$17.368	$16.106	$17.411	$14.030	—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	1	1	—	1	—
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.295	$13.101	$11.821	$11.729	$10.755	$8.710	$10.182
Accumulation Unit Value at end of period	$13.306	$13.295	$13.101	$11.821	$11.729	$10.755	$8.710
Number of Accumulation Units outstanding at end of period (in thousands)	475	531	673	719	711	719	382
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.194	$15.131	$13.797	$13.834	$12.818	$10.491	$—
Accumulation Unit Value at end of period	$15.049	$15.194	$15.131	$13.797	$13.834	$12.818	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	11	10	10	10	7	—
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.391	$11.234	$10.195	$10.176	$9.225	$7.198	$10.413
Accumulation Unit Value at end of period	$14.462	$13.391	$11.234	$10.195	$10.176	$9.225	$7.198
Number of Accumulation Units outstanding at end of period (in thousands)	141	191	183	107	126	89	46
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.278	$15.495	$14.211	$14.334	$13.132	$10.355	$—
Accumulation Unit Value at end of period	$19.534	$18.278	$15.495	$14.211	$14.334	$13.132	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	2	—	—	—	—
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.267	$9.698	$8.331	$9.561	$8.343	$5.823	$10.580
Accumulation Unit Value at end of period	$14.004	$13.267	$9.698	$8.331	$9.561	$8.343	$5.823
Number of Accumulation Units outstanding at end of period (in thousands)	1,820	2,190	3,010	3,744	3,856	3,572	2,144
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.568	$16.671	$14.473	$16.784	$14.800	$10.438	$—
Accumulation Unit Value at end of period	$23.572	$22.568	$16.671	$14.473	$16.784	$14.800	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	22	31	34	35	28	—
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.531	$10.877	$9.401	$9.448	$8.423	$6.815	$10.249
Accumulation Unit Value at end of period	$16.606	$14.531	$10.877	$9.401	$9.448	$8.423	$6.815
Number of Accumulation Units outstanding at end of period (in thousands)	169	173	211	272	237	180	88
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.085	$15.949	$13.931	$14.149	$12.746	$10.422	$—
Accumulation Unit Value at end of period	$23.844	$21.085	$15.949	$13.931	$14.149	$12.746	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	2	1	—

APP B-58

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.082	$10.852	$9.712	$9.745	$8.752	$7.136	$10.483
Accumulation Unit Value at end of period	$15.646	$14.082	$10.852	$9.712	$9.745	$8.752	$7.136
Number of Accumulation Units outstanding at end of period (in thousands)	1,170	1,446	1,874	2,363	2,498	2,174	1,168
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.356	$15.073	$13.633	$13.824	$12.545	$10.338	—
Accumulation Unit Value at end of period	$21.282	$19.356	$15.073	$13.633	$13.824	$12.545	—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	12	16	14	11	—
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.102	$8.281	$6.822	$8.054	$7.167	$5.371	$10.508
Accumulation Unit Value at end of period	$11.662	$11.102	$8.281	$6.822	$8.054	$7.167	$5.371
Number of Accumulation Units outstanding at end of period (in thousands)	10	10	14	14	10	22	11
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.658	$15.572	$12.963	$15.466	$13.907	$10.534	$—
Accumulation Unit Value at end of period	$21.473	$20.658	$15.572	$12.963	$15.466	$13.907	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.287	$9.951	$7.974	$8.897	$7.693	$6.034	$10.179
Accumulation Unit Value at end of period	$14.918	$13.287	$9.951	$7.974	$8.897	$7.693	$6.034
Number of Accumulation Units outstanding at end of period (in thousands)	482	570	777	1,005	1,007	883	435
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.021	$16.666	$13.497	$15.216	$13.297	$10.540	$—
Accumulation Unit Value at end of period	$24.466	$22.021	$16.666	$13.497	$15.216	$13.297	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	8	9	10	3	—
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.632	$14.932	$13.280	$12.895	$11.287	$7.626	$10.352
Accumulation Unit Value at end of period	$15.773	$15.632	$14.932	$13.280	$12.895	$11.287	$7.626
Number of Accumulation Units outstanding at end of period (in thousands)	95	108	144	148	111	52	28
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.193	$19.493	$17.519	$17.191	$15.206	$10.382	$—
Accumulation Unit Value at end of period	$20.162	$20.193	$19.493	$17.519	$17.191	$15.206	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	6	6	6	6	1	—
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.017	$9.214	$7.793	$9.210	$8.178	$6.230	$10.408
Accumulation Unit Value at end of period	$10.417	$11.017	$9.214	$7.793	$9.210	$8.178	$6.230
Number of Accumulation Units outstanding at end of period (in thousands)	93	97	114	137	177	119	98
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.942	$15.165	$12.962	$15.480	$13.891	$10.693	$—
Accumulation Unit Value at end of period	$16.787	$17.942	$15.165	$12.962	$15.480	$13.891	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	2	—	—

APP B-59

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.837	$11.151	$9.803	$10.313	$8.446	$6.642	$10.461
Accumulation Unit Value at end of period	$16.679	$15.837	$11.151	$9.803	$10.313	$8.446	$6.642
Number of Accumulation Units outstanding at end of period (in thousands)	14	41	16	24	21	24	21
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.649	$16.828	$14.950	$15.894	$13.154	$10.453	—
Accumulation Unit Value at end of period	$24.647	$23.649	$16.828	$14.950	$15.894	$13.154	—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—
Hartford Small/Mid Cap Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.471	$11.438	$10.035	$10.320	$8.337	$5.732	$10.244
Accumulation Unit Value at end of period	$16.013	$15.471	$11.438	$10.035	$10.320	$8.337	$5.732
Number of Accumulation Units outstanding at end of period (in thousands)	25	36	42	57	61	62	40
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.396	$19.720	$17.485	$18.170	$14.835	$10.307	$—
Accumulation Unit Value at end of period	$27.035	$26.396	$19.720	$17.485	$18.170	$14.835	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	5	5	5	4	—
Hartford SmallCap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.240	$14.203	$12.300	$12.329	$9.179	$6.892	$10.631
Accumulation Unit Value at end of period	$21.071	$20.240	$14.203	$12.300	$12.329	$9.179	$6.892
Number of Accumulation Units outstanding at end of period (in thousands)	25	41	35	87	27	26	13
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.655	$21.030	$18.404	$18.643	$14.025	$10.642	$—
Accumulation Unit Value at end of period	$30.550	$29.655	$21.030	$18.404	$18.643	$14.025	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.974	$10.742	$9.547	$9.814	$8.691	$6.242	$10.633
Accumulation Unit Value at end of period	$15.299	$13.974	$10.742	$9.547	$9.814	$8.691	$6.242
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	3	3	8	7
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.938	$17.042	$15.307	$15.900	$14.229	$10.328	$—
Accumulation Unit Value at end of period	$23.768	$21.938	$17.042	$15.307	$15.900	$14.229	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.629	$11.986	$11.331	$10.767	$10.181	$9.000	$9.941
Accumulation Unit Value at end of period	$12.112	$11.629	$11.986	$11.331	$10.767	$10.181	$9.000
Number of Accumulation Units outstanding at end of period (in thousands)	2,133	2,457	2,683	3,028	3,167	2,750	1,387
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.572	$13.094	$12.510	$12.012	$11.478	$10.253	$—
Accumulation Unit Value at end of period	$12.957	$12.572	$13.094	$12.510	$12.012	$11.478	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	21	26	28	28	17	—

APP B-60

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.134	$10.479	$10.273	$9.959	$9.754	$9.592	$9.798
Accumulation Unit Value at end of period	$10.249	$10.134	$10.479	$10.273	$9.959	$9.754	$9.592
Number of Accumulation Units outstanding at end of period (in thousands)	100	113	153	193	191	266	122
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.048	$10.499	$10.402	$10.190	$10.086	$10.024	—
Accumulation Unit Value at end of period	$10.055	$10.048	$10.499	$10.402	$10.190	$10.086	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	18	—	—
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.225	$9.379	$9.535	$9.693	$9.855	$10.012	$10.013
Accumulation Unit Value at end of period	$9.083	$9.225	$9.379	$9.535	$9.693	$9.855	$10.012
Number of Accumulation Units outstanding at end of period (in thousands)	170	282	501	789	859	631	526
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.725	$8.963	$9.209	$9.461	$9.720	$9.979	$—
Accumulation Unit Value at end of period	$8.501	$8.725	$8.963	$9.209	$9.461	$9.720	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	35	7	4	4	—	—
Hartford Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.060	$10.834	$9.415	$9.762	$8.655	$7.075	$10.637
Accumulation Unit Value at end of period	$15.402	$14.060	$10.834	$9.415	$9.762	$8.655	$7.075
Number of Accumulation Units outstanding at end of period (in thousands)	28	30	34	29	25	25	4
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.432	$15.131	$13.288	$13.924	$12.475	$10.305	$—
Accumulation Unit Value at end of period	$21.064	$19.432	$15.131	$13.288	$13.924	$12.475	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	2	2	3	—	—
HIMCO VIT American Funds Asset Allocation Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.204	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.765	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	188	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.658	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.370	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	—	—	—	—	—	—
HIMCO VIT American Funds Blue Chip Income and Growth Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.818	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.729	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	157	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.217	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.505	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	—	—	—	—	—	—

APP B-61

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Bond Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.952	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.916	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	669	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.005	$—	$—	$—	$—	$—	—
Accumulation Unit Value at end of period	$11.941	$—	$—	$—	$—	$—	—
Number of Accumulation Units outstanding at end of period (in thousands)	12	—	—	—	—	—	—
HIMCO VIT American Funds Global Bond Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.302	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.960	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	67	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.650	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.274	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	—	—	—	—	—	—
HIMCO VIT American Funds Global Growth and Income Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.459	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.058	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	185	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.976	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.927	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	—	—	—	—	—	—
HIMCO VIT American Funds Global Growth Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.508	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.204	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	46	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.730	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.785	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	—	—	—	—	—	—
HIMCO VIT American Funds Global Small Capitalization Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.512	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.072	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	155	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.785	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.847	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	—	—	—	—	—	—

APP B-62

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Growth Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.740	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.658	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	849	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.278	$—	$—	$—	$—	$—	—
Accumulation Unit Value at end of period	$22.766	$—	$—	$—	$—	$—	—
Number of Accumulation Units outstanding at end of period (in thousands)	24	—	—	—	—	—	—
HIMCO VIT American Funds Growth-Income Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.400	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.261	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	434	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.140	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.390	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	—	—	—	—	—	—
HIMCO VIT American Funds International Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.729	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.886	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	777	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.340	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.570	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	—	—	—	—	—	—
HIMCO VIT American Funds New World Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.046	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.687	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	113	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.689	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.060	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	—	—	—	—	—	—
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.506	$9.822	$10.135	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.370	$13.506	$9.822	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	22	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.248	$9.736	$10.117	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.949	$13.248	$9.736	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-63

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. American Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.589	$11.833	$10.275	$10.360	$8.620	$6.298	$10.475
Accumulation Unit Value at end of period	$16.787	$15.589	$11.833	$10.275	$10.360	$8.620	$6.298
Number of Accumulation Units outstanding at end of period (in thousands)	10	11	13	23	27	23	15
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.793	$19.017	$16.688	$17.004	$14.298	$10.555	—
Accumulation Unit Value at end of period	$26.420	$24.793	$19.017	$16.688	$17.004	$14.298	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Invesco V.I. Balanced Risk Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.862	$11.891	$10.926	$10.345	$—	$—	$—
Accumulation Unit Value at end of period	$12.334	$11.862	$11.891	$10.926	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	72	133	346	76	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.520	$11.669	$10.836	$10.331	$—	$—	$—
Accumulation Unit Value at end of period	$11.853	$11.520	$11.669	$10.836	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	7	—	—	—	—
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.638	$10.753	$9.622	$9.811	$9.130	$7.252	$10.385
Accumulation Unit Value at end of period	$14.467	$13.638	$10.753	$9.622	$9.811	$9.130	$7.252
Number of Accumulation Units outstanding at end of period (in thousands)	10	10	10	14	10	16	15
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.154	$14.465	$13.080	$13.478	$12.674	$10.174	$—
Accumulation Unit Value at end of period	$19.057	$18.154	$14.465	$13.080	$13.478	$12.674	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	1	1	1	—	—
Invesco V.I. Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.943	$10.597	$9.421	$9.799	$8.880	$7.274	$10.476
Accumulation Unit Value at end of period	$15.082	$13.943	$10.597	$9.421	$9.799	$8.880	$7.274
Number of Accumulation Units outstanding at end of period (in thousands)	4	14	18	19	20	21	19
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.830	$14.461	$12.993	$13.657	$12.506	$10.353	$—
Accumulation Unit Value at end of period	$20.155	$18.830	$14.461	$12.993	$13.657	$12.506	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.378	$9.744	$8.595	$9.394	$8.481	$6.391	$10.303
Accumulation Unit Value at end of period	$11.202	$11.378	$9.744	$8.595	$9.394	$8.481	$6.391
Number of Accumulation Units outstanding at end of period (in thousands)	230	259	317	362	340	311	187
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.971	$15.552	$13.863	$15.313	$13.971	$10.639	$—
Accumulation Unit Value at end of period	$17.508	$17.971	$15.552	$13.863	$15.313	$13.971	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	4	3	1	—

APP B-64

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.246	$9.858	$10.015	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.032	$13.246	$9.858	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	16	17	18	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.993	$9.772	$9.998	$—	$—	$—	—
Accumulation Unit Value at end of period	$13.620	$12.993	$9.772	$—	$—	$—	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.905	$9.980	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.744	$9.905	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	163	134	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.844	$9.967	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.583	$9.844	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.569	$12.287	$10.991	$11.285	$8.948	$7.524	$10.730
Accumulation Unit Value at end of period	$16.637	$16.569	$12.287	$10.991	$11.285	$8.948	$7.524
Number of Accumulation Units outstanding at end of period (in thousands)	38	44	57	75	58	23	19
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.851	$16.376	$14.802	$15.359	$12.307	$10.458	$—
Accumulation Unit Value at end of period	$21.713	$21.851	$16.376	$14.802	$15.359	$12.307	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	—	—
Lord Abbett Bond-Debenture Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.682	$13.798	$12.465	$12.141	$10.989	$8.318	$10.285
Accumulation Unit Value at end of period	$15.069	$14.682	$13.798	$12.465	$12.141	$10.989	$8.318
Number of Accumulation Units outstanding at end of period (in thousands)	220	265	317	347	402	430	242
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.587	$16.703	$15.249	$15.009	$13.729	$10.501	$—
Accumulation Unit Value at end of period	$17.863	$17.587	$16.703	$15.249	$15.009	$13.729	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	3	3	3	2	—
Lord Abbett Calibrated Dividend Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.765	$11.733	$10.607	$10.763	$9.534	$7.854	$10.366
Accumulation Unit Value at end of period	$16.199	$14.765	$11.733	$10.607	$10.763	$9.534	$7.854
Number of Accumulation Units outstanding at end of period (in thousands)	115	146	101	102	79	64	37
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.570	$14.913	$13.624	$13.970	$12.505	$10.410	$—
Accumulation Unit Value at end of period	$20.162	$18.570	$14.913	$13.624	$13.970	$12.505	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	—	—	—

APP B-65

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Lord Abbett Growth and Income Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.678	$9.484	$8.602	$9.312	$8.063	$6.894	$10.527
Accumulation Unit Value at end of period	$13.425	$12.678	$9.484	$8.602	$9.312	$8.063	$6.894
Number of Accumulation Units outstanding at end of period (in thousands)	71	79	106	152	156	161	115
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.043	$13.639	$12.501	$13.675	$11.966	$10.339	—
Accumulation Unit Value at end of period	$18.906	$18.043	$13.639	$12.501	$13.675	$11.966	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.644	$11.652	$10.118	$10.344	$9.142	$6.768	$10.619
Accumulation Unit Value at end of period	$16.724	$15.644	$11.652	$10.118	$10.344	$9.142	$6.768
Number of Accumulation Units outstanding at end of period (in thousands)	29	36	72	92	66	4	4
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.149	$16.671	$14.629	$15.114	$13.499	$10.099	$—
Accumulation Unit Value at end of period	$23.432	$22.149	$16.671	$14.629	$15.114	$13.499	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.034	$10.830	$9.265	$9.653	$8.850	$7.110	$10.600
Accumulation Unit Value at end of period	$15.283	$14.034	$10.830	$9.265	$9.653	$8.850	$7.110
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	6	3	4	2	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.128	$14.917	$12.896	$13.578	$12.581	$10.213	$—
Accumulation Unit Value at end of period	$20.613	$19.128	$14.917	$12.896	$13.578	$12.581	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	1	—
MFS Research Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.279	$12.646	$12.009	$11.466	$10.874	$9.537	$10.040
Accumulation Unit Value at end of period	$12.757	$12.279	$12.646	$12.009	$11.466	$10.874	$9.537
Number of Accumulation Units outstanding at end of period (in thousands)	232	252	242	265	188	56	15
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.553	$13.065	$12.538	$12.098	$11.593	$10.276	$—
Accumulation Unit Value at end of period	$12.906	$12.553	$13.065	$12.538	$12.098	$11.593	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	3	3	4	—	—
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.743	$10.911	$9.999	$10.007	$9.279	$8.013	$10.255
Accumulation Unit Value at end of period	$13.567	$12.743	$10.911	$9.999	$10.007	$9.279	$8.013
Number of Accumulation Units outstanding at end of period (in thousands)	178	264	240	260	269	233	129
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.529	$13.436	$12.443	$12.585	$11.793	$10.292	$—
Accumulation Unit Value at end of period	$16.361	$15.529	$13.436	$12.443	$12.585	$11.793	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	5	5	—	—

APP B-66

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.225	$10.665	$9.357	$9.557	$8.736	$7.253	$10.526
Accumulation Unit Value at end of period	$15.420	$14.225	$10.665	$9.357	$9.557	$8.736	$7.253
Number of Accumulation Units outstanding at end of period (in thousands)	358	441	524	666	641	552	308
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.321	$14.639	$12.978	$13.396	$12.374	$10.382	—
Accumulation Unit Value at end of period	$20.725	$19.321	$14.639	$12.978	$13.396	$12.374	—
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	7	8	8	3	—
Oppenheimer Capital Appreciation Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.683	$9.962	$8.899	$9.173	$8.544	$6.026	$10.874
Accumulation Unit Value at end of period	$14.362	$12.683	$9.962	$8.899	$9.173	$8.544	$6.026
Number of Accumulation Units outstanding at end of period (in thousands)	19	2	2	3	8	9	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.494	$16.267	$14.684	$15.297	$14.399	$10.262	$—
Accumulation Unit Value at end of period	$22.966	$20.494	$16.267	$14.684	$15.297	$14.399	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Oppenheimer Equity Income Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.450	$9.834	$8.841	$9.410	$8.333	$6.390	$10.773
Accumulation Unit Value at end of period	$13.560	$12.450	$9.834	$8.841	$9.410	$8.333	$6.390
Number of Accumulation Units outstanding at end of period (in thousands)	5	2	4	4	2	2	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.827	$15.028	$13.653	$14.685	$13.141	$10.183	$—
Accumulation Unit Value at end of period	$20.292	$18.827	$15.028	$13.653	$14.685	$13.141	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—
Oppenheimer Global Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.610	$10.895	$9.158	$10.178	$8.943	$6.524	$10.587
Accumulation Unit Value at end of period	$13.662	$13.610	$10.895	$9.158	$10.178	$8.943	$6.524
Number of Accumulation Units outstanding at end of period (in thousands)	147	168	210	250	283	294	203
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.071	$17.046	$14.479	$16.262	$14.440	$10.645	$—
Accumulation Unit Value at end of period	$20.931	$21.071	$17.046	$14.479	$16.262	$14.440	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	—
Oppenheimer Main Street Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.044	$10.862	$9.470	$9.658	$8.477	$6.733	$10.551
Accumulation Unit Value at end of period	$15.251	$14.044	$10.862	$9.470	$9.658	$8.477	$6.733
Number of Accumulation Units outstanding at end of period (in thousands)	5	8	13	16	27	28	7
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.584	$16.089	$14.175	$14.609	$12.958	$10.401	$—
Accumulation Unit Value at end of period	$22.120	$20.584	$16.089	$14.175	$14.609	$12.958	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-67

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Main Street Small Cap Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.896	$12.215	$10.553	$10.991	$9.080	$6.744	$10.519
Accumulation Unit Value at end of period	$18.557	$16.896	$12.215	$10.553	$10.991	$9.080	$6.744
Number of Accumulation Units outstanding at end of period (in thousands)	78	112	124	162	171	182	105
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.663	$18.748	$16.369	$17.227	$14.383	$10.794	—
Accumulation Unit Value at end of period	$27.891	$25.663	$18.748	$16.369	$17.227	$14.383	—
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	2	2	2	1	—
Putnam VT Diversified Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.310	$12.551	$11.441	$12.012	$10.839	$7.093	$10.239
Accumulation Unit Value at end of period	$13.138	$13.310	$12.551	$11.441	$12.012	$10.839	$7.093
Number of Accumulation Units outstanding at end of period (in thousands)	317	377	435	471	478	484	267
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.579	$17.704	$16.309	$17.304	$15.778	$10.433	$—
Accumulation Unit Value at end of period	$18.147	$18.579	$17.704	$16.309	$17.304	$15.778	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	5	5	5	3	—
Putnam VT Global Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.401	$11.401	$10.150	$10.362	$9.185	$6.907	$10.295
Accumulation Unit Value at end of period	$14.424	$13.401	$11.401	$10.150	$10.362	$9.185	$6.907
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	6	4	2	2	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.228	$16.532	$14.872	$15.344	$13.744	$10.444	$—
Accumulation Unit Value at end of period	$20.480	$19.228	$16.532	$14.872	$15.344	$13.744	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Putnam VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.928	$7.881	$6.571	$8.043	$7.431	$6.062	$10.500
Accumulation Unit Value at end of period	$9.103	$9.928	$7.881	$6.571	$8.043	$7.431	$6.062
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	9	10	5	5	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.601	$13.317	$11.222	$13.880	$12.960	$10.683	$—
Accumulation Unit Value at end of period	$15.063	$16.601	$13.317	$11.222	$13.880	$12.960	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Putnam VT International Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.368	$7.793	$6.509	$7.676	$7.284	$5.869	$10.579
Accumulation Unit Value at end of period	$8.340	$9.368	$7.793	$6.509	$7.676	$7.284	$5.869
Number of Accumulation Units outstanding at end of period (in thousands)	19	20	21	27	4	4	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.269	$13.676	$11.545	$13.757	$13.193	$10.741	$—
Accumulation Unit Value at end of period	$14.333	$16.269	$13.676	$11.545	$13.757	$13.193	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-68

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Putnam VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.683	$11.420	$9.882	$10.545	$8.509	$6.577	$10.314
Accumulation Unit Value at end of period	$15.956	$15.683	$11.420	$9.882	$10.545	$8.509	$6.577
Number of Accumulation Units outstanding at end of period (in thousands)	5	20	6	7	5	5	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.213	$17.818	$15.581	$16.802	$13.701	$10.702	—
Accumulation Unit Value at end of period	$24.377	$24.213	$17.818	$15.581	$16.802	$13.701	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.881	$9.126	$8.207	$9.919	$8.589	$5.063	$9.905
Accumulation Unit Value at end of period	$7.995	$8.881	$9.126	$8.207	$9.919	$8.589	$5.063
Number of Accumulation Units outstanding at end of period (in thousands)	53	60	111	120	124	151	86
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.311	$17.977	$16.336	$19.953	$17.459	$10.401	$—
Accumulation Unit Value at end of period	$15.420	$17.311	$17.977	$16.336	$19.953	$17.459	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	7	7	7	1	—
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.316	$9.363	$8.058	$9.178	$8.609	$6.396	$10.347
Accumulation Unit Value at end of period	$9.882	$11.316	$9.363	$8.058	$9.178	$8.609	$6.396
Number of Accumulation Units outstanding at end of period (in thousands)	70	75	86	98	64	28	16
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.963	$15.020	$13.062	$15.035	$14.252	$10.700	$—
Accumulation Unit Value at end of period	$15.522	$17.963	$15.020	$13.062	$15.035	$14.252	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	2	1	—
Templeton Global Bond VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.268	$14.286	$12.633	$12.967	$11.535	$9.889	$9.906
Accumulation Unit Value at end of period	$14.272	$14.268	$14.286	$12.633	$12.967	$11.535	$9.889
Number of Accumulation Units outstanding at end of period (in thousands)	238	276	441	480	501	420	182
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.578	$14.751	$13.181	$13.673	$12.291	$10.649	$—
Accumulation Unit Value at end of period	$14.430	$14.578	$14.751	$13.181	$13.673	$12.291	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	4	9	9	8	2	—
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.033	$9.365	$7.867	$8.613	$8.159	$6.333	$10.340
Accumulation Unit Value at end of period	$11.495	$12.033	$9.365	$7.867	$8.613	$8.159	$6.333
Number of Accumulation Units outstanding at end of period (in thousands)	274	290	427	389	384	313	153
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.158	$15.066	$12.790	$14.151	$13.547	$10.626	$—
Accumulation Unit Value at end of period	$18.110	$19.158	$15.066	$12.790	$14.151	$13.547	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	32	39	44	23	21	—

APP B-69

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
UIF Mid Cap Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.469	$11.438	$10.719	$11.739	$9.023	$5.829	$10.714
Accumulation Unit Value at end of period	$15.496	$15.469	$11.438	$10.719	$11.739	$9.023	$5.829
Number of Accumulation Units outstanding at end of period (in thousands)	58	66	80	127	111	98	68
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.882	$19.340	$18.314	$20.270	$15.744	$10.278	—
Accumulation Unit Value at end of period	$25.657	$25.882	$19.340	$18.314	$20.270	$15.744	—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Sterling Capital Equity Income VIF
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.659	$9.203	$8.187	$8.673	$7.877	$6.758	$10.416
Accumulation Unit Value at end of period	$10.912	$10.659	$9.203	$8.187	$8.673	$7.877	$6.758
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.204	$13.266	$11.926	$12.767	$11.719	$10.160	—
Accumulation Unit Value at end of period	$15.403	$15.204	$13.266	$11.926	$12.767	$11.719	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Sterling Capital Special Opportunities VIF
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.391	$11.537	$10.258	$10.811	$9.455	$6.697	$10.610
Accumulation Unit Value at end of period	$16.419	$14.391	$11.537	$10.258	$10.811	$9.455	$6.697
Number of Accumulation Units outstanding at end of period (in thousands)	24	26	36	40	43	44	42
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.729	$17.603	$15.817	$16.846	$14.889	$10.657	$—
Accumulation Unit Value at end of period	$24.532	$21.729	$17.603	$15.817	$16.846	$14.889	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Sterling Capital Total Return Bond VIF
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.949	$12.341	$11.824	$11.328	$10.689	$10.008	$9.996
Accumulation Unit Value at end of period	$12.394	$11.949	$12.341	$11.824	$11.328	$10.689	$10.008
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	2	7	6	5	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.670	$12.181	$11.793	$11.418	$10.888	$10.302	$—
Accumulation Unit Value at end of period	$11.978	$11.670	$12.181	$11.793	$11.418	$10.888	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-70

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Huntington VA Dividend Capture Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.681	$16.687	$15.227	$14.465	$12.781	$10.391	$14.696
Accumulation Unit Value at end of period	$21.316	$19.681	$16.687	$15.227	$14.465	$12.781	$10.391
Number of Accumulation Units outstanding at end of period (in thousands)	34	65	59	61	68	70	73
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.012	$17.147	$15.812	$15.179	$13.553	$11.135	—
Accumulation Unit Value at end of period	$21.448	$20.012	$17.147	$15.812	$15.179	$13.553	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Huntington VA International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.707	$1.412	$1.260	$1.449	$1.350	$1.029	$1.760
Accumulation Unit Value at end of period	$1.566	$1.707	$1.412	$1.260	$1.449	$1.350	$1.029
Number of Accumulation Units outstanding at end of period (in thousands)	217	379	433	489	539	566	595
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.788	$14.040	$12.655	$14.707	$13.846	$10.663	$—
Accumulation Unit Value at end of period	$15.240	$16.788	$14.040	$12.655	$14.707	$13.846	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Huntington VA Situs Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.146	$1.655	$1.373	$1.409	$1.106	$0.846	$1.464
Accumulation Unit Value at end of period	$2.067	$2.146	$1.655	$1.373	$1.409	$1.106	$0.846
Number of Accumulation Units outstanding at end of period (in thousands)	739	817	940	1,086	1,170	1,230	1,280
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.526	$19.888	$16.670	$17.293	$13.714	$10.602	$—
Accumulation Unit Value at end of period	$24.321	$25.526	$19.888	$16.670	$17.293	$13.714	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Wells Fargo Advantage VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.172	$0.994	$0.889	$1.037	$—	$—	$—
Accumulation Unit Value at end of period	$1.091	$1.172	$0.994	$0.889	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	321	339	411	470	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.131	$12.967	$11.724	$13.818	$—	$—	—
Accumulation Unit Value at end of period	$13.940	$15.131	$12.967	$11.724	$—	$—	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Wells Fargo Advantage VT Omega Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.301	$0.944	$0.795	$0.855	$0.726	$0.513	$0.716
Accumulation Unit Value at end of period	$1.332	$1.301	$0.944	$0.795	$0.855	$0.726	$0.513
Number of Accumulation Units outstanding at end of period (in thousands)	64	181	156	90	113	95	95
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.608	$18.771	$15.978	$17.353	$14.890	$10.630	$—
Accumulation Unit Value at end of period	$25.931	$25.608	$18.771	$15.978	$17.353	$14.890	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	—	—	—	—	—	—

APP B-71

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Wells Fargo Advantage VT Opportunity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.353	$11.921	$10.471	$10.000	$—	$—	$—
Accumulation Unit Value at end of period	$16.710	$15.353	$11.921	$10.471	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	10	13	24	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.980	$11.754	$10.433	$10.000	$—	$—	$—
Accumulation Unit Value at end of period	$16.134	$14.980	$11.754	$10.433	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Wells Fargo Advantage VT Small Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.891	$12.762	$12.007	$12.767	$10.000	$—	$—
Accumulation Unit Value at end of period	$18.261	$18.891	$12.762	$12.007	$12.767	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	17	21	26	30	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.218	$12.437	$11.825	$12.706	$10.000	$—	$—
Accumulation Unit Value at end of period	$17.427	$18.218	$12.437	$11.825	$12.706	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Wells Fargo Advantage VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.157	$12.518	$11.137	$12.187	$10.000	$—	$—
Accumulation Unit Value at end of period	$14.563	$14.157	$12.518	$11.137	$12.187	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	172	194	216	278	342	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.653	$12.200	$10.968	$12.129	$10.000	$—	$—
Accumulation Unit Value at end of period	$13.898	$13.653	$12.200	$10.968	$12.129	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
(a) Inception date October 20, 2014.

APP B-72

Hartford Life and Annuity I
Core Shares

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
AllianceBernstein VPS Balanced Wealth Strategy Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.131	$10.565	$9.435	$9.855	$9.048	$7.361	$10.403
Accumulation Unit Value at end of period	$12.832	$12.131	$10.565	$9.435	$9.855	$9.048	$7.361
Number of Accumulation Units outstanding at end of period (in thousands)	386	648	716	728	716	642	302
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.427	$14.456	$13.047	$13.772	$12.777	$10.505	—
Accumulation Unit Value at end of period	$17.195	$16.427	$14.456	$13.047	$13.772	$12.777	—
Number of Accumulation Units outstanding at end of period (in thousands)	10	10	10	9	9	4	—
AllianceBernstein VPS International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.808	$7.870	$6.916	$8.341	$7.500	$5.454	$10.464
Accumulation Unit Value at end of period	$8.576	$8.808	$7.870	$6.916	$8.341	$7.500	$5.454
Number of Accumulation Units outstanding at end of period (in thousands)	219	248	341	366	374	387	344
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.443	$14.848	$13.184	$16.069	$14.602	$10.731	$—
Accumulation Unit Value at end of period	$15.842	$16.443	$14.848	$13.184	$16.069	$14.602	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	6	6	3	—
AllianceBernstein VPS International Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$7.643	$6.306	$5.592	$7.028	$6.823	$5.142	$10.788
Accumulation Unit Value at end of period	$7.061	$7.643	$6.306	$5.592	$7.028	$6.823	$5.142
Number of Accumulation Units outstanding at end of period (in thousands)	1,007	1,330	2,015	2,050	1,891	1,792	960
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.964	$12.476	$11.179	$14.199	$13.931	$10.610	$—
Accumulation Unit Value at end of period	$13.679	$14.964	$12.476	$11.179	$14.199	$13.931	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	9	10	11	10	9	—
AllianceBernstein VPS Small/Mid Cap Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.929	$12.455	$10.645	$11.796	$9.436	$6.697	$10.797
Accumulation Unit Value at end of period	$18.215	$16.929	$12.455	$10.645	$11.796	$9.436	$6.697
Number of Accumulation Units outstanding at end of period (in thousands)	225	298	284	284	274	195	137
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.191	$19.471	$16.818	$18.833	$15.223	$10.919	$—
Accumulation Unit Value at end of period	$27.885	$26.191	$19.471	$16.818	$18.833	$15.223	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	3	3	—	—
AllianceBernstein VPS Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.332	$9.148	$8.017	$8.437	$7.667	$6.414	$10.567
Accumulation Unit Value at end of period	$13.491	$12.332	$9.148	$8.017	$8.437	$7.667	$6.414
Number of Accumulation Units outstanding at end of period (in thousands)	25	29	29	27	28	23	15
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.005	$14.247	$12.618	$13.418	$12.323	$10.418	$—
Accumulation Unit Value at end of period	$20.574	$19.005	$14.247	$12.618	$13.418	$12.323	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-73

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Fidelity VIP Contrafund Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.987	$10.815	$9.429	$9.821	$8.505	$6.357	$10.615
Accumulation Unit Value at end of period	$15.423	$13.987	$10.815	$9.429	$9.821	$8.505	$6.357
Number of Accumulation Units outstanding at end of period (in thousands)	1,176	1,487	2,410	2,552	2,665	2,759	1,843
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.326	$16.664	$14.682	$15.454	$13.524	$10.215	—
Accumulation Unit Value at end of period	$23.270	$21.326	$16.664	$14.682	$15.454	$13.524	—
Number of Accumulation Units outstanding at end of period (in thousands)	31	25	23	25	22	15	—
Fidelity VIP Dynamic Capital Appreciation Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.840	$11.601	$9.609	$10.007	$8.588	$6.404	$10.300
Accumulation Unit Value at end of period	$17.310	$15.840	$11.601	$9.609	$10.007	$8.588	$6.404
Number of Accumulation Units outstanding at end of period (in thousands)	46	63	82	38	29	18	12
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.768	$18.332	$15.344	$16.148	$14.005	$10.554	$—
Accumulation Unit Value at end of period	$26.785	$24.768	$18.332	$15.344	$16.148	$14.005	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	1	—	—	—	—
Fidelity VIP Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.575	$10.107	$8.946	$9.061	$7.407	$5.861	$10.336
Accumulation Unit Value at end of period	$14.883	$13.575	$10.107	$8.946	$9.061	$7.407	$5.861
Number of Accumulation Units outstanding at end of period (in thousands)	88	104	133	114	86	100	49
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.141	$16.658	$14.900	$15.252	$12.600	$10.075	$—
Accumulation Unit Value at end of period	$24.020	$22.141	$16.658	$14.900	$15.252	$12.600	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.083	$11.240	$9.935	$11.285	$8.887	$6.439	$10.258
Accumulation Unit Value at end of period	$15.794	$15.083	$11.240	$9.935	$11.285	$8.887	$6.439
Number of Accumulation Units outstanding at end of period (in thousands)	1,180	1,648	2,056	2,238	2,292	2,241	1,189
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.331	$17.571	$15.694	$18.015	$14.337	$10.498	$—
Accumulation Unit Value at end of period	$24.176	$23.331	$17.571	$15.694	$18.015	$14.337	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	19	19	23	21	15	—
Fidelity VIP Value Strategies Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.015	$11.678	$9.306	$10.360	$8.303	$5.350	$10.464
Accumulation Unit Value at end of period	$15.794	$15.015	$11.678	$9.306	$10.360	$8.303	$5.350
Number of Accumulation Units outstanding at end of period (in thousands)	80	84	65	63	92	88	28
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.607	$22.485	$18.107	$20.370	$16.498	$10.743	$—
Accumulation Unit Value at end of period	$29.777	$28.607	$22.485	$18.107	$20.370	$16.498	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-74

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.973	$11.044	$10.237	$10.901	$9.508	$7.256	$10.895
Accumulation Unit Value at end of period	$15.670	$14.973	$11.044	$10.237	$10.901	$9.508	$7.256
Number of Accumulation Units outstanding at end of period (in thousands)	84	131	161	168	171	164	95
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.656	$14.652	$13.724	$14.769	$13.018	$10.039	—
Accumulation Unit Value at end of period	$20.357	$19.656	$14.652	$13.724	$14.769	$13.018	—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.626	$12.118	$10.901	$10.792	$9.710	$7.263	$10.510
Accumulation Unit Value at end of period	$14.065	$13.626	$12.118	$10.901	$10.792	$9.710	$7.263
Number of Accumulation Units outstanding at end of period (in thousands)	2,889	4,184	6,439	7,085	7,339	7,413	4,125
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.033	$17.106	$15.550	$15.557	$14.144	$10.691	$—
Accumulation Unit Value at end of period	$19.441	$19.033	$17.106	$15.550	$15.557	$14.144	$—
Number of Accumulation Units outstanding at end of period (in thousands)	67	61	45	44	47	30	—
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.725	$10.898	$9.742	$10.178	$9.212	$7.572	$10.232
Accumulation Unit Value at end of period	$14.313	$13.725	$10.898	$9.742	$10.178	$9.212	$7.572
Number of Accumulation Units outstanding at end of period (in thousands)	882	1,268	1,218	1,362	1,425	1,346	674
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.455	$14.006	$12.653	$13.358	$12.218	$10.149	$—
Accumulation Unit Value at end of period	$18.013	$17.455	$14.006	$12.653	$13.358	$12.218	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	5	6	6	4	—
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.763	$10.092	$8.949	$9.164	$8.355	$6.718	$10.237
Accumulation Unit Value at end of period	$13.492	$12.763	$10.092	$8.949	$9.164	$8.355	$6.718
Number of Accumulation Units outstanding at end of period (in thousands)	2,829	4,319	4,600	5,131	5,244	4,808	2,245
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.599	$14.862	$13.317	$13.781	$12.698	$10.317	$—
Accumulation Unit Value at end of period	$19.456	$18.599	$14.862	$13.317	$13.781	$12.698	$—
Number of Accumulation Units outstanding at end of period (in thousands)	25	22	22	28	28	23	—
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.857	$12.539	$10.736	$11.309	$8.936	$7.012	$10.781
Accumulation Unit Value at end of period	$16.727	$16.857	$12.539	$10.736	$11.309	$8.936	$7.012
Number of Accumulation Units outstanding at end of period (in thousands)	409	555	694	789	841	858	390
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.232	$18.215	$15.760	$16.777	$13.397	$10.623	$—
Accumulation Unit Value at end of period	$23.794	$24.232	$18.215	$15.760	$16.777	$13.397	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	3	4	4	4	—

APP B-75

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.119	$11.828	$10.810	$11.518	$9.147	$6.458	$10.710
Accumulation Unit Value at end of period	$17.095	$16.119	$11.828	$10.810	$11.518	$9.147	$6.458
Number of Accumulation Units outstanding at end of period (in thousands)	231	368	217	223	293	245	126
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.809	$17.655	$16.307	$17.558	$14.091	$10.053	—
Accumulation Unit Value at end of period	$24.987	$23.809	$17.655	$16.307	$17.558	$14.091	—
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	1	1	1	—	—
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.609	$13.357	$12.004	$11.863	$10.834	$8.740	$10.189
Accumulation Unit Value at end of period	$13.675	$13.609	$13.357	$12.004	$11.863	$10.834	$8.740
Number of Accumulation Units outstanding at end of period (in thousands)	1,988	2,595	3,560	3,670	3,787	3,559	1,600
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.507	$15.381	$13.969	$13.951	$12.875	$10.495	$—
Accumulation Unit Value at end of period	$15.420	$15.507	$15.381	$13.969	$13.951	$12.875	$—
Number of Accumulation Units outstanding at end of period (in thousands)	47	45	33	38	40	34	—
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.708	$11.453	$10.353	$10.292	$9.293	$7.223	$10.420
Accumulation Unit Value at end of period	$14.863	$13.708	$11.453	$10.353	$10.292	$9.293	$7.223
Number of Accumulation Units outstanding at end of period (in thousands)	363	468	379	364	308	285	97
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.655	$15.751	$14.388	$14.454	$13.190	$10.359	$—
Accumulation Unit Value at end of period	$20.016	$18.655	$15.751	$14.388	$14.454	$13.190	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	2	2	1	1	—
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.581	$9.888	$8.460	$9.670	$8.405	$5.842	$10.587
Accumulation Unit Value at end of period	$14.392	$13.581	$9.888	$8.460	$9.670	$8.405	$5.842
Number of Accumulation Units outstanding at end of period (in thousands)	11,024	16,405	23,921	26,223	27,070	25,133	13,782
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.033	$16.946	$14.653	$16.925	$14.865	$10.442	$—
Accumulation Unit Value at end of period	$24.154	$23.033	$16.946	$14.653	$16.925	$14.865	$—
Number of Accumulation Units outstanding at end of period (in thousands)	141	123	126	140	159	112	—
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.874	$11.089	$9.546	$9.556	$8.485	$6.838	$10.256
Accumulation Unit Value at end of period	$17.066	$14.874	$11.089	$9.546	$9.556	$8.485	$6.838
Number of Accumulation Units outstanding at end of period (in thousands)	1,841	2,959	2,987	3,350	3,645	3,109	1,247
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.519	$16.212	$14.104	$14.268	$12.802	$10.426	$—
Accumulation Unit Value at end of period	$24.433	$21.519	$16.212	$14.104	$14.268	$12.802	$—
Number of Accumulation Units outstanding at end of period (in thousands)	27	20	21	29	32	27	—

APP B-76

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.414	$11.064	$9.862	$9.857	$8.816	$7.160	$10.490
Accumulation Unit Value at end of period	$16.080	$14.414	$11.064	$9.862	$9.857	$8.816	$7.160
Number of Accumulation Units outstanding at end of period (in thousands)	7,602	11,922	15,196	16,854	18,043	16,073	7,687
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.755	$15.323	$13.803	$13.940	$12.600	$10.342	—
Accumulation Unit Value at end of period	$21.807	$19.755	$15.323	$13.803	$13.940	$12.600	—
Number of Accumulation Units outstanding at end of period (in thousands)	76	72	69	73	78	39	—
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.364	$8.443	$6.928	$8.146	$7.220	$5.389	$10.515
Accumulation Unit Value at end of period	$11.985	$11.364	$8.443	$6.928	$8.146	$7.220	$5.389
Number of Accumulation Units outstanding at end of period (in thousands)	46	69	50	55	56	78	34
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.084	$15.829	$13.125	$15.596	$13.968	$10.538	$—
Accumulation Unit Value at end of period	$22.003	$21.084	$15.829	$13.125	$15.596	$13.968	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.600	$10.145	$8.098	$8.998	$7.750	$6.055	$10.186
Accumulation Unit Value at end of period	$15.331	$13.600	$10.145	$8.098	$8.998	$7.750	$6.055
Number of Accumulation Units outstanding at end of period (in thousands)	2,579	3,990	4,841	5,711	6,185	5,783	2,600
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.474	$16.941	$13.665	$15.345	$13.355	$10.544	$—
Accumulation Unit Value at end of period	$25.069	$22.474	$16.941	$13.665	$15.345	$13.355	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	32	29	35	43	32	—
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.001	$15.223	$13.485	$13.042	$11.370	$7.652	$10.359
Accumulation Unit Value at end of period	$16.210	$16.001	$15.223	$13.485	$13.042	$11.370	$7.652
Number of Accumulation Units outstanding at end of period (in thousands)	573	762	1,090	1,002	897	506	97
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.609	$19.814	$17.737	$17.336	$15.272	$10.386	$—
Accumulation Unit Value at end of period	$20.660	$20.609	$19.814	$17.737	$17.336	$15.272	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	9	8	8	8	5	—
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.277	$9.394	$7.914	$9.315	$8.239	$6.251	$10.415
Accumulation Unit Value at end of period	$10.705	$11.277	$9.394	$7.914	$9.315	$8.239	$6.251
Number of Accumulation Units outstanding at end of period (in thousands)	1,301	1,714	997	1,257	1,226	1,003	663
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.312	$15.415	$13.124	$15.610	$13.952	$10.698	$—
Accumulation Unit Value at end of period	$17.202	$18.312	$15.415	$13.124	$15.610	$13.952	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	7	8	6	3	—

APP B-77

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.211	$11.369	$9.955	$10.431	$8.509	$6.664	$10.468
Accumulation Unit Value at end of period	$17.141	$16.211	$11.369	$9.955	$10.431	$8.509	$6.664
Number of Accumulation Units outstanding at end of period (in thousands)	358	543	296	338	347	373	284
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.136	$17.106	$15.136	$16.027	$13.212	$10.457	—
Accumulation Unit Value at end of period	$25.255	$24.136	$17.106	$15.136	$16.027	$13.212	—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	3	2	—
Hartford Small/Mid Cap Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.837	$11.662	$10.191	$10.437	$8.399	$5.751	$10.251
Accumulation Unit Value at end of period	$16.457	$15.837	$11.662	$10.191	$10.437	$8.399	$5.751
Number of Accumulation Units outstanding at end of period (in thousands)	100	122	161	188	219	208	77
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.939	$20.046	$17.703	$18.323	$14.900	$10.311	$—
Accumulation Unit Value at end of period	$27.702	$26.939	$20.046	$17.703	$18.323	$14.900	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	7	7	6	3	—
Hartford SmallCap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.718	$14.481	$12.490	$12.470	$9.247	$6.915	$10.638
Accumulation Unit Value at end of period	$21.655	$20.718	$14.481	$12.490	$12.470	$9.247	$6.915
Number of Accumulation Units outstanding at end of period (in thousands)	90	139	161	193	197	82	36
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.266	$21.377	$18.633	$18.799	$14.087	$10.647	$—
Accumulation Unit Value at end of period	$31.303	$30.266	$21.377	$18.633	$18.799	$14.087	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	3	3	—	—
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.304	$10.952	$9.695	$9.926	$8.755	$6.263	$10.640
Accumulation Unit Value at end of period	$15.723	$14.304	$10.952	$9.695	$9.926	$8.755	$6.263
Number of Accumulation Units outstanding at end of period (in thousands)	66	75	84	75	83	92	39
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.389	$17.324	$15.497	$16.034	$14.291	$10.332	$—
Accumulation Unit Value at end of period	$24.354	$22.389	$17.324	$15.497	$16.034	$14.291	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	1	1	1	—	—
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.904	$12.220	$11.507	$10.890	$10.256	$9.030	$9.948
Accumulation Unit Value at end of period	$12.448	$11.904	$12.220	$11.507	$10.890	$10.256	$9.030
Number of Accumulation Units outstanding at end of period (in thousands)	15,441	23,536	20,465	20,579	22,290	19,599	8,147
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.830	$13.311	$12.665	$12.113	$11.529	$10.257	$—
Accumulation Unit Value at end of period	$13.277	$12.830	$13.311	$12.665	$12.113	$11.529	$—
Number of Accumulation Units outstanding at end of period (in thousands)	134	123	109	118	132	86	—

APP B-78

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.373	$10.683	$10.432	$10.072	$9.826	$9.625	$9.805
Accumulation Unit Value at end of period	$10.533	$10.373	$10.683	$10.432	$10.072	$9.826	$9.625
Number of Accumulation Units outstanding at end of period (in thousands)	418	628	1,020	1,013	1,036	1,058	407
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.255	$10.673	$10.532	$10.276	$10.131	$10.027	—
Accumulation Unit Value at end of period	$10.304	$10.255	$10.673	$10.532	$10.276	$10.131	—
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	2	2	2	9	—
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.443	$9.562	$9.682	$9.804	$9.927	$10.045	$10.019
Accumulation Unit Value at end of period	$9.335	$9.443	$9.562	$9.682	$9.804	$9.927	$10.045
Number of Accumulation Units outstanding at end of period (in thousands)	1,143	1,812	2,876	2,766	2,812	3,945	2,486
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.904	$9.111	$9.323	$9.540	$9.762	$9.983	$—
Accumulation Unit Value at end of period	$8.710	$8.904	$9.111	$9.323	$9.540	$9.762	$—
Number of Accumulation Units outstanding at end of period (in thousands)	27	25	26	13	12	66	—
Hartford Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.392	$11.045	$9.560	$9.874	$8.719	$7.098	$10.645
Accumulation Unit Value at end of period	$15.829	$14.392	$11.045	$9.560	$9.874	$8.719	$7.098
Number of Accumulation Units outstanding at end of period (in thousands)	121	173	270	265	269	117	56
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.832	$15.381	$13.453	$14.041	$12.530	$10.309	$—
Accumulation Unit Value at end of period	$21.584	$19.832	$15.381	$13.453	$14.041	$12.530	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
HIMCO VIT American Funds Asset Allocation Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.550	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.137	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	478	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.080	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.824	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	25	—	—	—	—	—	—
HIMCO VIT American Funds Blue Chip Income and Growth Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.181	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.128	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	372	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.700	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.036	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	53	—	—	—	—	—	—

APP B-79

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Bond Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.239	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.212	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4,680	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.291	$—	$—	$—	$—	$—	—
Accumulation Unit Value at end of period	$12.236	$—	$—	$—	$—	$—	—
Number of Accumulation Units outstanding at end of period (in thousands)	74	—	—	—	—	—	—
HIMCO VIT American Funds Global Bond Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.599	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.257	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	285	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.928	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.553	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	39	—	—	—	—	—	—
HIMCO VIT American Funds Global Growth and Income Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.759	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.384	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	674	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.429	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.419	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	48	—	—	—	—	—	—
HIMCO VIT American Funds Global Growth Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.837	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.561	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	284	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.201	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.298	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	—	—	—	—	—	—
HIMCO VIT American Funds Global Small Capitalization Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.788	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.372	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,110	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.282	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.387	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	35	—	—	—	—	—	—

APP B-80

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Growth Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.074	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.028	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4,611	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.786	$—	$—	$—	$—	$—	—
Accumulation Unit Value at end of period	$23.328	$—	$—	$—	$—	$—	—
Number of Accumulation Units outstanding at end of period (in thousands)	103	—	—	—	—	—	—
HIMCO VIT American Funds Growth-Income Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.752	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.647	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,293	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.621	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.918	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	86	—	—	—	—	—	—
HIMCO VIT American Funds International Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.984	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.153	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4,343	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.730	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.979	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	72	—	—	—	—	—	—
HIMCO VIT American Funds New World Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.309	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.949	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	525	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.087	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.456	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	39	—	—	—	—	—	—
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.605	$9.854	$10.141	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.534	$13.605	$9.854	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	40	47	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.346	$9.768	$10.124	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.108	$13.346	$9.768	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-81

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. American Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.956	$12.063	$10.433	$10.478	$8.684	$6.319	$10.482
Accumulation Unit Value at end of period	$17.252	$15.956	$12.063	$10.433	$10.478	$8.684	$6.319
Number of Accumulation Units outstanding at end of period (in thousands)	71	113	172	171	169	184	120
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.303	$19.331	$16.896	$17.147	$14.361	$10.559	—
Accumulation Unit Value at end of period	$27.071	$25.303	$19.331	$16.896	$17.147	$14.361	—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	—
Invesco V.I. Balanced Risk Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.995	$11.976	$10.961	$10.350	$—	$—	$—
Accumulation Unit Value at end of period	$12.523	$11.995	$11.976	$10.961	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	331	444	493	409	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.649	$11.753	$10.870	$10.336	$—	$—	$—
Accumulation Unit Value at end of period	$12.034	$11.649	$11.753	$10.870	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	12	9	4	—	—	—
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.960	$10.963	$9.771	$9.923	$9.197	$7.276	$10.392
Accumulation Unit Value at end of period	$14.868	$13.960	$10.963	$9.771	$9.923	$9.197	$7.276
Number of Accumulation Units outstanding at end of period (in thousands)	24	33	32	30	57	56	20
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.528	$14.704	$13.243	$13.591	$12.730	$10.178	$—
Accumulation Unit Value at end of period	$19.527	$18.528	$14.704	$13.243	$13.591	$12.730	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	2	2	2	2	—
Invesco V.I. Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.272	$10.803	$9.567	$9.911	$8.945	$7.298	$10.483
Accumulation Unit Value at end of period	$15.499	$14.272	$10.803	$9.567	$9.911	$8.945	$7.298
Number of Accumulation Units outstanding at end of period (in thousands)	126	176	188	227	238	243	163
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.217	$14.700	$13.155	$13.772	$12.561	$10.356	$—
Accumulation Unit Value at end of period	$20.652	$19.217	$14.700	$13.155	$13.772	$12.561	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.647	$9.934	$8.727	$9.501	$8.544	$6.412	$10.310
Accumulation Unit Value at end of period	$11.512	$11.647	$9.934	$8.727	$9.501	$8.544	$6.412
Number of Accumulation Units outstanding at end of period (in thousands)	1,118	1,593	1,635	1,788	1,816	1,654	852
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.341	$15.809	$14.035	$15.441	$14.032	$10.642	$—
Accumulation Unit Value at end of period	$17.940	$18.341	$15.809	$14.035	$15.441	$14.032	$—
Number of Accumulation Units outstanding at end of period (in thousands)	16	15	13	16	16	14	—

APP B-82

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.344	$9.891	$10.022	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.192	$13.344	$9.891	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	39	32	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.089	$9.804	$10.004	$—	$—	$—	—
Accumulation Unit Value at end of period	$13.776	$13.089	$9.804	$—	$—	$—	—
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	—	—	—	—
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.929	$9.985	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.807	$9.929	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	995	1,614	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.867	$9.972	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.644	$9.867	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.959	$12.527	$11.160	$11.413	$9.014	$7.549	$10.737
Accumulation Unit Value at end of period	$17.098	$16.959	$12.527	$11.160	$11.413	$9.014	$7.549
Number of Accumulation Units outstanding at end of period (in thousands)	306	436	361	373	351	193	75
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.301	$16.646	$14.987	$15.488	$12.361	$10.462	$—
Accumulation Unit Value at end of period	$22.248	$22.301	$16.646	$14.987	$15.488	$12.361	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	2	1	—
Lord Abbett Bond-Debenture Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.028	$14.067	$12.658	$12.279	$11.070	$8.346	$10.292
Accumulation Unit Value at end of period	$15.486	$15.028	$14.067	$12.658	$12.279	$11.070	$8.346
Number of Accumulation Units outstanding at end of period (in thousands)	827	1,115	1,705	1,713	1,727	1,733	791
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.949	$16.979	$15.439	$15.135	$13.789	$10.505	$—
Accumulation Unit Value at end of period	$18.303	$17.949	$16.979	$15.439	$15.135	$13.789	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	16	15	17	18	17	—
Lord Abbett Calibrated Dividend Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.113	$11.962	$10.771	$10.885	$9.604	$7.880	$10.373
Accumulation Unit Value at end of period	$16.648	$15.113	$11.962	$10.771	$10.885	$9.604	$7.880
Number of Accumulation Units outstanding at end of period (in thousands)	204	298	250	261	222	210	61
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.952	$15.159	$13.794	$14.087	$12.560	$10.414	$—
Accumulation Unit Value at end of period	$20.659	$18.952	$15.159	$13.794	$14.087	$12.560	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-83

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Lord Abbett Growth and Income Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.977	$9.669	$8.735	$9.418	$8.122	$6.917	$10.534
Accumulation Unit Value at end of period	$13.797	$12.977	$9.669	$8.735	$9.418	$8.122	$6.917
Number of Accumulation Units outstanding at end of period (in thousands)	191	214	410	429	447	441	322
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.414	$13.865	$12.657	$13.790	$12.018	$10.343	—
Accumulation Unit Value at end of period	$19.372	$18.414	$13.865	$12.657	$13.790	$12.018	—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	6	6	6	5	—
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.013	$11.879	$10.274	$10.462	$9.210	$6.791	$10.626
Accumulation Unit Value at end of period	$17.187	$16.013	$11.879	$10.274	$10.462	$9.210	$6.791
Number of Accumulation Units outstanding at end of period (in thousands)	338	543	124	66	93	54	26
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.605	$16.946	$14.812	$15.241	$13.559	$10.103	$—
Accumulation Unit Value at end of period	$24.010	$22.605	$16.946	$14.812	$15.241	$13.559	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	1	2	—	—	—
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.365	$11.041	$9.408	$9.763	$8.916	$7.133	$10.607
Accumulation Unit Value at end of period	$15.706	$14.365	$11.041	$9.408	$9.763	$8.916	$7.133
Number of Accumulation Units outstanding at end of period (in thousands)	30	36	52	40	39	36	16
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.522	$15.163	$13.057	$13.692	$12.636	$10.217	$—
Accumulation Unit Value at end of period	$21.122	$19.522	$15.163	$13.057	$13.692	$12.636	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
MFS Research Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.568	$12.893	$12.194	$11.597	$10.953	$9.569	$10.047
Accumulation Unit Value at end of period	$13.110	$12.568	$12.893	$12.194	$11.597	$10.953	$9.569
Number of Accumulation Units outstanding at end of period (in thousands)	4,606	7,425	1,610	1,492	1,346	485	34
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.812	$13.281	$12.694	$12.199	$11.644	$10.280	$—
Accumulation Unit Value at end of period	$13.224	$12.812	$13.281	$12.694	$12.199	$11.644	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	11	10	14	16	8	—
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.044	$11.124	$10.153	$10.121	$9.348	$8.040	$10.262
Accumulation Unit Value at end of period	$13.943	$13.044	$11.124	$10.153	$10.121	$9.348	$8.040
Number of Accumulation Units outstanding at end of period (in thousands)	725	981	1,379	1,424	1,394	1,338	586
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.849	$13.658	$12.598	$12.691	$11.845	$10.295	$—
Accumulation Unit Value at end of period	$16.764	$15.849	$13.658	$12.598	$12.691	$11.845	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	5	6	6	6	6	—

APP B-84

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.561	$10.873	$9.501	$9.666	$8.800	$7.277	$10.533
Accumulation Unit Value at end of period	$15.847	$14.561	$10.873	$9.501	$9.666	$8.800	$7.277
Number of Accumulation Units outstanding at end of period (in thousands)	1,856	2,808	2,969	3,374	3,511	3,021	1,225
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.719	$14.881	$13.140	$13.509	$12.429	$10.386	—
Accumulation Unit Value at end of period	$21.237	$19.719	$14.881	$13.140	$13.509	$12.429	—
Number of Accumulation Units outstanding at end of period (in thousands)	28	28	26	33	35	29	—
Oppenheimer Capital Appreciation Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.982	$10.156	$9.036	$9.277	$8.607	$6.046	$10.881
Accumulation Unit Value at end of period	$14.760	$12.982	$10.156	$9.036	$9.277	$8.607	$6.046
Number of Accumulation Units outstanding at end of period (in thousands)	42	49	25	27	36	56	40
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.915	$16.535	$14.867	$15.425	$14.462	$10.265	$—
Accumulation Unit Value at end of period	$23.532	$20.915	$16.535	$14.867	$15.425	$14.462	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	4	4	3	—	—
Oppenheimer Equity Income Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.744	$10.026	$8.977	$9.517	$8.394	$6.411	$10.781
Accumulation Unit Value at end of period	$13.936	$12.744	$10.026	$8.977	$9.517	$8.394	$6.411
Number of Accumulation Units outstanding at end of period (in thousands)	78	102	13	17	12	43	31
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.214	$15.276	$13.822	$14.808	$13.199	$10.187	$—
Accumulation Unit Value at end of period	$20.792	$19.214	$15.276	$13.822	$14.808	$13.199	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	5	4	4	3	—	—
Oppenheimer Global Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.931	$11.108	$9.299	$10.294	$9.009	$6.546	$10.594
Accumulation Unit Value at end of period	$14.041	$13.931	$11.108	$9.299	$10.294	$9.009	$6.546
Number of Accumulation Units outstanding at end of period (in thousands)	317	432	946	1,091	1,143	1,213	889
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.504	$17.327	$14.659	$16.398	$14.503	$10.649	$—
Accumulation Unit Value at end of period	$21.448	$21.504	$17.327	$14.659	$16.398	$14.503	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	10	9	9	8	5	—
Oppenheimer Main Street Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.375	$11.074	$9.616	$9.768	$8.539	$6.755	$10.558
Accumulation Unit Value at end of period	$15.673	$14.375	$11.074	$9.616	$9.768	$8.539	$6.755
Number of Accumulation Units outstanding at end of period (in thousands)	76	80	111	80	77	94	57
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.008	$16.354	$14.351	$14.731	$13.015	$10.404	$—
Accumulation Unit Value at end of period	$22.665	$21.008	$16.354	$14.351	$14.731	$13.015	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	6	6	4	—	—

APP B-85

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Main Street Small Cap Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.295	$12.453	$10.716	$11.116	$9.147	$6.766	$10.525
Accumulation Unit Value at end of period	$19.071	$17.295	$12.453	$10.716	$11.116	$9.147	$6.766
Number of Accumulation Units outstanding at end of period (in thousands)	353	490	718	845	940	1,004	453
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.191	$19.058	$16.573	$17.372	$14.446	$10.798	—
Accumulation Unit Value at end of period	$28.579	$26.191	$19.058	$16.573	$17.372	$14.446	—
Number of Accumulation Units outstanding at end of period (in thousands)	10	10	9	11	10	9	—
Putnam VT Diversified Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.625	$12.796	$11.618	$12.149	$10.919	$7.116	$10.246
Accumulation Unit Value at end of period	$13.502	$13.625	$12.796	$11.618	$12.149	$10.919	$7.116
Number of Accumulation Units outstanding at end of period (in thousands)	1,362	1,836	2,384	2,441	2,712	2,756	1,343
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.962	$17.997	$16.512	$17.449	$15.847	$10.437	$—
Accumulation Unit Value at end of period	$18.595	$18.962	$17.997	$16.512	$17.449	$15.847	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	24	23	25	24	23	—
Putnam VT Global Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.718	$11.624	$10.307	$10.480	$9.253	$6.930	$10.302
Accumulation Unit Value at end of period	$14.824	$13.718	$11.624	$10.307	$10.480	$9.253	$6.930
Number of Accumulation Units outstanding at end of period (in thousands)	140	149	266	241	248	267	129
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.624	$16.805	$15.058	$15.473	$13.805	$10.448	$—
Accumulation Unit Value at end of period	$20.985	$19.624	$16.805	$15.058	$15.473	$13.805	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	6	6	4	—	—
Putnam VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.162	$8.035	$6.673	$8.135	$7.486	$6.082	$10.507
Accumulation Unit Value at end of period	$9.356	$10.162	$8.035	$6.673	$8.135	$7.486	$6.082
Number of Accumulation Units outstanding at end of period (in thousands)	23	41	43	47	51	55	46
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.943	$13.537	$11.362	$13.997	$13.017	$10.687	$—
Accumulation Unit Value at end of period	$15.435	$16.943	$13.537	$11.362	$13.997	$13.017	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	3	3	2	—	—
Putnam VT International Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.589	$7.945	$6.610	$7.763	$7.338	$5.888	$10.587
Accumulation Unit Value at end of period	$8.571	$9.589	$7.945	$6.610	$7.763	$7.338	$5.888
Number of Accumulation Units outstanding at end of period (in thousands)	26	28	38	38	33	39	26
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.604	$13.902	$11.689	$13.873	$13.251	$10.746	$—
Accumulation Unit Value at end of period	$14.687	$16.604	$13.902	$11.689	$13.873	$13.251	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	2	—	—

APP B-86

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Putnam VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.053	$11.643	$10.035	$10.665	$8.572	$6.599	$10.321
Accumulation Unit Value at end of period	$16.398	$16.053	$11.643	$10.035	$10.665	$8.572	$6.599
Number of Accumulation Units outstanding at end of period (in thousands)	45	58	54	70	56	52	32
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.712	$18.112	$15.775	$16.943	$13.761	$10.706	—
Accumulation Unit Value at end of period	$24.979	$24.712	$18.112	$15.775	$16.943	$13.761	—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	—	—
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.091	$9.305	$8.334	$10.032	$8.652	$5.080	$9.912
Accumulation Unit Value at end of period	$8.217	$9.091	$9.305	$8.334	$10.032	$8.652	$5.080
Number of Accumulation Units outstanding at end of period (in thousands)	299	353	517	502	556	495	264
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.667	$18.274	$16.539	$20.121	$17.536	$10.405	$—
Accumulation Unit Value at end of period	$15.801	$17.667	$18.274	$16.539	$20.121	$17.536	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	3	4	3	1	—
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.583	$9.546	$8.183	$9.283	$8.673	$6.417	$10.354
Accumulation Unit Value at end of period	$10.156	$11.583	$9.546	$8.183	$9.283	$8.673	$6.417
Number of Accumulation Units outstanding at end of period (in thousands)	915	1,254	598	600	561	312	112
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.333	$15.268	$13.225	$15.162	$14.315	$10.704	$—
Accumulation Unit Value at end of period	$15.906	$18.333	$15.268	$13.225	$15.162	$14.315	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	6	7	2	—
Templeton Global Bond VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.605	$14.565	$12.828	$13.115	$11.620	$9.922	$9.912
Accumulation Unit Value at end of period	$14.668	$14.605	$14.565	$12.828	$13.115	$11.620	$9.922
Number of Accumulation Units outstanding at end of period (in thousands)	1,377	1,687	2,675	2,760	2,843	2,361	1,000
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.878	$14.994	$13.346	$13.788	$12.345	$10.653	$—
Accumulation Unit Value at end of period	$14.786	$14.878	$14.994	$13.346	$13.788	$12.345	$—
Number of Accumulation Units outstanding at end of period (in thousands)	43	44	41	46	33	27	—
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.318	$9.548	$7.988	$8.711	$8.220	$6.354	$10.347
Accumulation Unit Value at end of period	$11.814	$12.318	$9.548	$7.988	$8.711	$8.220	$6.354
Number of Accumulation Units outstanding at end of period (in thousands)	1,050	1,559	1,968	2,128	2,141	2,067	1,091
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.553	$15.315	$12.949	$14.270	$13.607	$10.630	$—
Accumulation Unit Value at end of period	$18.557	$19.553	$15.315	$12.949	$14.270	$13.607	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	3	2	2	1	—

APP B-87

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
UIF Mid Cap Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.834	$11.662	$10.884	$11.873	$9.089	$5.848	$10.721
Accumulation Unit Value at end of period	$15.925	$15.834	$11.662	$10.884	$11.873	$9.089	$5.848
Number of Accumulation Units outstanding at end of period (in thousands)	153	195	315	344	338	369	207
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.414	$19.659	$18.542	$20.440	$15.813	$10.282	—
Accumulation Unit Value at end of period	$26.289	$26.414	$19.659	$18.542	$20.440	$15.813	—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	3	3	3	—
(a) Inception date October 20, 2014.

APP B-88

Access Shares

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
AllianceBernstein VPS Balanced Wealth Strategy Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.817	$10.337	$9.274	$9.731	$8.973	$7.334	$10.396
Accumulation Unit Value at end of period	$12.444	$11.817	$10.337	$9.274	$9.731	$8.973	$7.334
Number of Accumulation Units outstanding at end of period (in thousands)	31	18	19	21	93	94	70
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.055	$14.193	$12.867	$13.643	$12.714	$10.501	—
Accumulation Unit Value at end of period	$16.730	$16.055	$14.193	$12.867	$13.643	$12.714	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
AllianceBernstein VPS International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.580	$7.701	$6.797	$8.235	$7.439	$5.434	$10.456
Accumulation Unit Value at end of period	$8.316	$8.580	$7.701	$6.797	$8.235	$7.439	$5.434
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	11	10	10	29	23
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.071	$14.577	$13.002	$15.919	$14.531	$10.727	$—
Accumulation Unit Value at end of period	$15.414	$16.071	$14.577	$13.002	$15.919	$14.531	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	—
AllianceBernstein VPS International Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$7.445	$6.170	$5.496	$6.939	$6.767	$5.123	$10.780
Accumulation Unit Value at end of period	$6.847	$7.445	$6.170	$5.496	$6.939	$6.767	$5.123
Number of Accumulation Units outstanding at end of period (in thousands)	54	56	104	115	116	136	97
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.625	$12.248	$11.025	$14.066	$13.863	$10.605	$—
Accumulation Unit Value at end of period	$13.309	$14.625	$12.248	$11.025	$14.066	$13.863	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
AllianceBernstein VPS Small/Mid Cap Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.491	$12.187	$10.463	$11.647	$9.358	$6.672	$10.789
Accumulation Unit Value at end of period	$17.663	$16.491	$12.187	$10.463	$11.647	$9.358	$6.672
Number of Accumulation Units outstanding at end of period (in thousands)	9	12	25	26	37	29	19
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.598	$19.116	$16.586	$18.657	$15.149	$10.915	$—
Accumulation Unit Value at end of period	$27.132	$25.598	$19.116	$16.586	$18.657	$15.149	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
AllianceBernstein VPS Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.012	$8.952	$7.880	$8.330	$7.605	$6.390	$10.559
Accumulation Unit Value at end of period	$13.082	$12.012	$8.952	$7.880	$8.330	$7.605	$6.390
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	2	2	2	8	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.574	$13.987	$12.443	$13.292	$12.263	$10.414	$—
Accumulation Unit Value at end of period	$20.017	$18.574	$13.987	$12.443	$13.292	$12.263	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-89

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Fidelity VIP Contrafund Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.624	$10.582	$9.268	$9.697	$8.435	$6.333	$10.607
Accumulation Unit Value at end of period	$14.956	$13.624	$10.582	$9.268	$9.697	$8.435	$6.333
Number of Accumulation Units outstanding at end of period (in thousands)	71	78	164	183	224	266	254
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.842	$16.359	$14.478	$15.309	$13.457	$10.211	—
Accumulation Unit Value at end of period	$22.640	$20.842	$16.359	$14.478	$15.309	$13.457	—
Number of Accumulation Units outstanding at end of period (in thousands)	5	3	4	6	6	6	—
Fidelity VIP Dynamic Capital Appreciation Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.429	$11.351	$9.445	$9.880	$8.517	$6.380	$10.292
Accumulation Unit Value at end of period	$16.786	$15.429	$11.351	$9.445	$9.880	$8.517	$6.380
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	—	1	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.207	$17.997	$15.132	$15.997	$13.936	$10.549	$—
Accumulation Unit Value at end of period	$26.061	$24.207	$17.997	$15.132	$15.997	$13.936	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Fidelity VIP Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.223	$9.889	$8.792	$8.946	$7.346	$5.839	$10.328
Accumulation Unit Value at end of period	$14.432	$13.223	$9.889	$8.792	$8.946	$7.346	$5.839
Number of Accumulation Units outstanding at end of period (in thousands)	5	9	38	43	32	64	54
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.639	$16.354	$14.694	$15.109	$12.538	$10.071	$—
Accumulation Unit Value at end of period	$23.370	$21.639	$16.354	$14.694	$15.109	$12.538	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.692	$10.998	$9.765	$11.142	$8.814	$6.415	$10.250
Accumulation Unit Value at end of period	$15.315	$14.692	$10.998	$9.765	$11.142	$8.814	$6.415
Number of Accumulation Units outstanding at end of period (in thousands)	70	78	144	144	152	205	130
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.802	$17.250	$15.477	$17.846	$14.267	$10.493	$—
Accumulation Unit Value at end of period	$23.522	$22.802	$17.250	$15.477	$17.846	$14.267	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	2	2	—
Fidelity VIP Value Strategies Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.625	$11.427	$9.147	$10.228	$8.235	$5.330	$10.456
Accumulation Unit Value at end of period	$15.315	$14.625	$11.427	$9.147	$10.228	$8.235	$5.330
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	6	3	6	12	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.959	$22.075	$17.857	$20.179	$16.417	$10.738	$—
Accumulation Unit Value at end of period	$28.972	$27.959	$22.075	$17.857	$20.179	$16.417	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-90

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.584	$10.806	$10.061	$10.762	$9.430	$7.229	$10.887
Accumulation Unit Value at end of period	$15.196	$14.584	$10.806	$10.061	$10.762	$9.430	$7.229
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	5	6	4	5	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.211	$14.384	$13.534	$14.630	$12.954	$10.035	—
Accumulation Unit Value at end of period	$19.807	$19.211	$14.384	$13.534	$14.630	$12.954	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	—	—
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.273	$11.857	$10.715	$10.655	$9.630	$7.235	$10.502
Accumulation Unit Value at end of period	$13.639	$13.273	$11.857	$10.715	$10.655	$9.630	$7.235
Number of Accumulation Units outstanding at end of period (in thousands)	316	334	530	568	571	803	455
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.602	$16.793	$15.335	$15.411	$14.075	$10.687	$—
Accumulation Unit Value at end of period	$18.915	$18.602	$16.793	$15.335	$15.411	$14.075	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	5	5	5	—
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.369	$10.663	$9.576	$10.049	$9.136	$7.543	$10.224
Accumulation Unit Value at end of period	$13.880	$13.369	$10.663	$9.576	$10.049	$9.136	$7.543
Number of Accumulation Units outstanding at end of period (in thousands)	76	80	139	186	202	239	139
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.059	$13.750	$12.478	$13.233	$12.158	$10.144	$—
Accumulation Unit Value at end of period	$17.525	$17.059	$13.750	$12.478	$13.233	$12.158	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	7	7	7	—
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.432	$9.875	$8.795	$9.048	$8.286	$6.692	$10.230
Accumulation Unit Value at end of period	$13.083	$12.432	$9.875	$8.795	$9.048	$8.286	$6.692
Number of Accumulation Units outstanding at end of period (in thousands)	194	226	304	346	361	497	252
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.177	$14.590	$13.133	$13.652	$12.635	$10.312	$—
Accumulation Unit Value at end of period	$18.929	$18.177	$14.590	$13.133	$13.652	$12.635	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	6	6	5	—
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.420	$12.269	$10.552	$11.165	$8.862	$6.986	$10.773
Accumulation Unit Value at end of period	$16.220	$16.420	$12.269	$10.552	$11.165	$8.862	$6.986
Number of Accumulation Units outstanding at end of period (in thousands)	27	29	44	47	54	65	47
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.683	$17.883	$15.542	$16.619	$13.331	$10.619	$—
Accumulation Unit Value at end of period	$23.150	$23.683	$17.883	$15.542	$16.619	$13.331	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-91

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.701	$11.573	$10.625	$11.372	$9.072	$6.434	$10.702
Accumulation Unit Value at end of period	$16.577	$15.701	$11.573	$10.625	$11.372	$9.072	$6.434
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	30	22	30	24	17
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.269	$17.333	$16.081	$17.393	$14.022	$10.049	—
Accumulation Unit Value at end of period	$24.311	$23.269	$17.333	$16.081	$17.393	$14.022	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.256	$13.069	$11.799	$11.713	$10.745	$8.707	$10.181
Accumulation Unit Value at end of period	$13.261	$13.256	$13.069	$11.799	$11.713	$10.745	$8.707
Number of Accumulation Units outstanding at end of period (in thousands)	215	230	406	439	471	571	367
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.156	$15.100	$13.776	$13.820	$12.811	$10.491	$—
Accumulation Unit Value at end of period	$15.003	$15.156	$15.100	$13.776	$13.820	$12.811	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	2	3	3	—
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.352	$11.207	$10.175	$10.161	$9.217	$7.195	$10.412
Accumulation Unit Value at end of period	$14.412	$13.352	$11.207	$10.175	$10.161	$9.217	$7.195
Number of Accumulation Units outstanding at end of period (in thousands)	70	69	75	116	138	152	82
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.232	$15.464	$14.189	$14.319	$13.125	$10.355	$—
Accumulation Unit Value at end of period	$19.474	$18.232	$15.464	$14.189	$14.319	$13.125	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.229	$9.675	$8.316	$9.547	$8.335	$5.820	$10.579
Accumulation Unit Value at end of period	$13.956	$13.229	$9.675	$8.316	$9.547	$8.335	$5.820
Number of Accumulation Units outstanding at end of period (in thousands)	443	493	884	1,055	1,217	1,398	1,025
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.511	$16.637	$14.450	$16.766	$14.792	$10.438	$—
Accumulation Unit Value at end of period	$23.500	$22.511	$16.637	$14.450	$16.766	$14.792	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	4	4	10	11	9	—
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.488	$10.850	$9.383	$9.435	$8.415	$6.812	$10.248
Accumulation Unit Value at end of period	$16.549	$14.488	$10.850	$9.383	$9.435	$8.415	$6.812
Number of Accumulation Units outstanding at end of period (in thousands)	136	160	216	249	264	288	192
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.031	$15.916	$13.909	$14.134	$12.739	$10.421	$—
Accumulation Unit Value at end of period	$23.772	$21.031	$15.916	$13.909	$14.134	$12.739	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	1	1	1	1	—

APP B-92

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.041	$10.826	$9.693	$9.732	$8.744	$7.133	$10.482
Accumulation Unit Value at end of period	$15.593	$14.041	$10.826	$9.693	$9.732	$8.744	$7.133
Number of Accumulation Units outstanding at end of period (in thousands)	320	366	481	593	636	614	505
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.307	$15.043	$13.612	$13.810	$12.538	$10.337	—
Accumulation Unit Value at end of period	$21.217	$19.307	$15.043	$13.612	$13.810	$12.538	—
Number of Accumulation Units outstanding at end of period (in thousands)	3	1	2	2	2	1	—
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.070	$8.261	$6.809	$8.043	$7.160	$5.369	$10.507
Accumulation Unit Value at end of period	$11.622	$11.070	$8.261	$6.809	$8.043	$7.160	$5.369
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	12	8	7
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.606	$15.540	$12.943	$15.450	$13.900	$10.533	$—
Accumulation Unit Value at end of period	$21.408	$20.606	$15.540	$12.943	$15.450	$13.900	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.248	$9.927	$7.959	$8.884	$7.686	$6.032	$10.178
Accumulation Unit Value at end of period	$14.867	$13.248	$9.927	$7.959	$8.884	$7.686	$6.032
Number of Accumulation Units outstanding at end of period (in thousands)	174	186	316	345	379	379	236
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.965	$16.632	$13.476	$15.201	$13.290	$10.540	$—
Accumulation Unit Value at end of period	$24.391	$21.965	$16.632	$13.476	$15.201	$13.290	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	—
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.587	$14.896	$13.254	$12.877	$11.276	$7.623	$10.351
Accumulation Unit Value at end of period	$15.719	$15.587	$14.896	$13.254	$12.877	$11.276	$7.623
Number of Accumulation Units outstanding at end of period (in thousands)	70	106	141	125	302	291	38
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.142	$19.453	$17.492	$17.173	$15.197	$10.382	$—
Accumulation Unit Value at end of period	$20.101	$20.142	$19.453	$17.492	$17.173	$15.197	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	1	2	1	1	—
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.985	$9.192	$7.779	$9.197	$8.171	$6.227	$10.407
Accumulation Unit Value at end of period	$10.381	$10.985	$9.192	$7.779	$9.197	$8.171	$6.227
Number of Accumulation Units outstanding at end of period (in thousands)	69	74	72	81	87	66	55
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.897	$15.134	$12.942	$15.464	$13.883	$10.693	$—
Accumulation Unit Value at end of period	$16.736	$17.897	$15.134	$12.942	$15.464	$13.883	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	1	—	—

APP B-93

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.790	$11.124	$9.785	$10.299	$8.439	$6.639	$10.460
Accumulation Unit Value at end of period	$16.622	$15.790	$11.124	$9.785	$10.299	$8.439	$6.639
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	16	13	18	30	19
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.589	$16.793	$14.927	$15.877	$13.147	$10.452	—
Accumulation Unit Value at end of period	$24.572	$23.589	$16.793	$14.927	$15.877	$13.147	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	1	—
Hartford Small/Mid Cap Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.426	$11.410	$10.016	$10.305	$8.330	$5.730	$10.243
Accumulation Unit Value at end of period	$15.958	$15.426	$11.410	$10.016	$10.305	$8.330	$5.730
Number of Accumulation Units outstanding at end of period (in thousands)	4	7	26	17	29	39	16
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.329	$19.680	$17.458	$18.151	$14.827	$10.306	$—
Accumulation Unit Value at end of period	$26.952	$26.329	$19.680	$17.458	$18.151	$14.827	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	—	—	—	—	—
Hartford SmallCap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.181	$14.169	$12.276	$12.312	$9.170	$6.889	$10.630
Accumulation Unit Value at end of period	$20.999	$20.181	$14.169	$12.276	$12.312	$9.170	$6.889
Number of Accumulation Units outstanding at end of period (in thousands)	3	6	16	20	13	9	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.580	$20.987	$18.375	$18.623	$14.017	$10.642	$—
Accumulation Unit Value at end of period	$30.457	$29.580	$20.987	$18.375	$18.623	$14.017	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	—	—	—
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.933	$10.716	$9.529	$9.800	$8.683	$6.240	$10.632
Accumulation Unit Value at end of period	$15.247	$13.933	$10.716	$9.529	$9.800	$8.683	$6.240
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	35	14	16	15	19
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.882	$17.007	$15.283	$15.883	$14.221	$10.328	$—
Accumulation Unit Value at end of period	$23.695	$21.882	$17.007	$15.283	$15.883	$14.221	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.595	$11.957	$11.310	$10.752	$10.172	$8.996	$9.941
Accumulation Unit Value at end of period	$12.071	$11.595	$11.957	$11.310	$10.752	$10.172	$8.996
Number of Accumulation Units outstanding at end of period (in thousands)	843	898	866	918	1,034	1,048	700
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.540	$13.068	$12.490	$12.000	$11.472	$10.253	$—
Accumulation Unit Value at end of period	$12.918	$12.540	$13.068	$12.490	$12.000	$11.472	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	5	5	7	—

APP B-94

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.104	$10.453	$10.254	$9.945	$9.745	$9.588	$9.797
Accumulation Unit Value at end of period	$10.214	$10.104	$10.453	$10.254	$9.945	$9.745	$9.588
Number of Accumulation Units outstanding at end of period (in thousands)	67	88	180	247	280	275	283
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.022	$10.478	$10.386	$10.179	$10.081	$10.023	—
Accumulation Unit Value at end of period	$10.025	$10.022	$10.478	$10.386	$10.179	$10.081	—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	6	1	2	5	—
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.198	$9.356	$9.517	$9.680	$9.846	$10.008	$10.012
Accumulation Unit Value at end of period	$9.052	$9.198	$9.356	$9.517	$9.680	$9.846	$10.008
Number of Accumulation Units outstanding at end of period (in thousands)	130	233	225	435	790	1,080	1,809
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.702	$8.945	$9.195	$9.451	$9.714	$9.978	$—
Accumulation Unit Value at end of period	$8.475	$8.702	$8.945	$9.195	$9.451	$9.714	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	1	—
Hartford Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.019	$10.807	$9.396	$9.748	$8.647	$7.072	$10.636
Accumulation Unit Value at end of period	$15.349	$14.019	$10.807	$9.396	$9.748	$8.647	$7.072
Number of Accumulation Units outstanding at end of period (in thousands)	14	14	38	40	42	5	9
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.383	$15.100	$13.267	$13.909	$12.468	$10.304	$—
Accumulation Unit Value at end of period	$21.000	$19.383	$15.100	$13.267	$13.909	$12.468	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	—	—
HIMCO VIT American Funds Asset Allocation Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.161	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.719	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	61	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.606	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.315	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—
HIMCO VIT American Funds Blue Chip Income and Growth Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.774	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.680	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	48	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.158	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.440	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-95

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Bond Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.917	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.880	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	563	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.969	$—	$—	$—	$—	$—	—
Accumulation Unit Value at end of period	$11.904	$—	$—	$—	$—	$—	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
HIMCO VIT American Funds Global Bond Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.266	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.924	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	40	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.616	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.240	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
HIMCO VIT American Funds Global Growth and Income Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.422	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.018	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	68	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.920	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.867	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
HIMCO VIT American Funds Global Growth Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.468	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.160	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.672	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.721	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
HIMCO VIT American Funds Global Small Capitalization Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.478	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.035	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	102	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.724	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.781	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-96

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Growth Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.698	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.613	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	470	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.216	$—	$—	$—	$—	$—	—
Accumulation Unit Value at end of period	$22.697	$—	$—	$—	$—	$—	—
Number of Accumulation Units outstanding at end of period (in thousands)	2	—	—	—	—	—	—
HIMCO VIT American Funds Growth-Income Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.357	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.214	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	318	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.081	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.325	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
HIMCO VIT American Funds International Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.697	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.853	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	318	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.292	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.519	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—
HIMCO VIT American Funds New World Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.013	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.655	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	53	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.640	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.011	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.493	$9.817	$10.134	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.350	$13.493	$9.817	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	—	1	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.236	$9.732	$10.116	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.929	$13.236	$9.732	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—

APP B-97

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. American Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.543	$11.804	$10.255	$10.345	$8.612	$6.295	$10.475
Accumulation Unit Value at end of period	$16.730	$15.543	$11.804	$10.255	$10.345	$8.612	$6.295
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	7	8	5	11	6
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.730	$18.979	$16.662	$16.986	$14.290	$10.555	—
Accumulation Unit Value at end of period	$26.340	$24.730	$18.979	$16.662	$16.986	$14.290	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Invesco V.I. Balanced Risk Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.846	$11.880	$10.922	$10.344	$—	$—	$—
Accumulation Unit Value at end of period	$12.311	$11.846	$11.880	$10.922	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	6	13	5	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.504	$11.659	$10.831	$10.331	$—	$—	$—
Accumulation Unit Value at end of period	$11.831	$11.504	$11.659	$10.831	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	5	5	1	—	—	—
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.598	$10.727	$9.604	$9.797	$9.121	$7.249	$10.384
Accumulation Unit Value at end of period	$14.418	$13.598	$10.727	$9.604	$9.797	$9.121	$7.249
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	6	7	6	6	17
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.108	$14.435	$13.060	$13.464	$12.667	$10.173	$—
Accumulation Unit Value at end of period	$18.999	$18.108	$14.435	$13.060	$13.464	$12.667	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Invesco V.I. Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.902	$10.571	$9.403	$9.786	$8.872	$7.271	$10.476
Accumulation Unit Value at end of period	$15.030	$13.902	$10.571	$9.403	$9.786	$8.872	$7.271
Number of Accumulation Units outstanding at end of period (in thousands)	6	5	10	11	11	12	6
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.782	$14.432	$12.973	$13.643	$12.500	$10.352	$—
Accumulation Unit Value at end of period	$20.094	$18.782	$14.432	$12.973	$13.643	$12.500	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.345	$9.720	$8.578	$9.381	$8.474	$6.389	$10.302
Accumulation Unit Value at end of period	$11.164	$11.345	$9.720	$8.578	$9.381	$8.474	$6.389
Number of Accumulation Units outstanding at end of period (in thousands)	101	109	120	131	116	136	81
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.926	$15.520	$13.841	$15.297	$13.963	$10.638	$—
Accumulation Unit Value at end of period	$17.455	$17.926	$15.520	$13.841	$15.297	$13.963	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	2	—	—	—

APP B-98

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.234	$9.854	$10.014	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.012	$13.234	$9.854	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	20	21	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.982	$9.768	$9.997	$—	$—	$—	—
Accumulation Unit Value at end of period	$13.601	$12.982	$9.768	$—	$—	$—	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.902	$9.979	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.737	$9.902	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	127	134	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.841	$9.966	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.576	$9.841	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	—	—	—	—	—
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.521	$12.258	$10.970	$11.269	$8.940	$7.521	$10.729
Accumulation Unit Value at end of period	$16.581	$16.521	$12.258	$10.970	$11.269	$8.940	$7.521
Number of Accumulation Units outstanding at end of period (in thousands)	23	28	37	44	44	37	25
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.796	$16.342	$14.780	$15.343	$12.300	$10.458	$—
Accumulation Unit Value at end of period	$21.647	$21.796	$16.342	$14.780	$15.343	$12.300	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Lord Abbett Bond-Debenture Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.639	$13.765	$12.441	$12.123	$10.979	$8.315	$10.284
Accumulation Unit Value at end of period	$15.018	$14.639	$13.765	$12.441	$12.123	$10.979	$8.315
Number of Accumulation Units outstanding at end of period (in thousands)	73	77	189	215	240	271	177
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.543	$16.669	$15.225	$14.993	$13.721	$10.501	$—
Accumulation Unit Value at end of period	$17.809	$17.543	$16.669	$15.225	$14.993	$13.721	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	2	—
Lord Abbett Calibrated Dividend Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.722	$11.705	$10.587	$10.748	$9.525	$7.851	$10.365
Accumulation Unit Value at end of period	$16.144	$14.722	$11.705	$10.587	$10.748	$9.525	$7.851
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	37	58	52	56	48
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.523	$14.883	$13.603	$13.955	$12.498	$10.410	$—
Accumulation Unit Value at end of period	$20.100	$18.523	$14.883	$13.603	$13.955	$12.498	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-99

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Lord Abbett Growth and Income Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.641	$9.461	$8.586	$9.298	$8.055	$6.891	$10.526
Accumulation Unit Value at end of period	$13.379	$12.641	$9.461	$8.586	$9.298	$8.055	$6.891
Number of Accumulation Units outstanding at end of period (in thousands)	3	13	53	54	64	65	56
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.997	$13.612	$12.482	$13.661	$11.959	$10.339	—
Accumulation Unit Value at end of period	$18.849	$17.997	$13.612	$12.482	$13.661	$11.959	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.598	$11.623	$10.098	$10.329	$9.134	$6.765	$10.618
Accumulation Unit Value at end of period	$16.667	$15.598	$11.623	$10.098	$10.329	$9.134	$6.765
Number of Accumulation Units outstanding at end of period (in thousands)	37	46	4	4	1	—	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.093	$16.637	$14.607	$15.098	$13.492	$10.098	$—
Accumulation Unit Value at end of period	$23.360	$22.093	$16.637	$14.607	$15.098	$13.492	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.993	$10.804	$9.248	$9.639	$8.842	$7.107	$10.599
Accumulation Unit Value at end of period	$15.231	$13.993	$10.804	$9.248	$9.639	$8.842	$7.107
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	11	7	5	5	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.080	$14.887	$12.876	$13.564	$12.574	$10.212	$—
Accumulation Unit Value at end of period	$20.550	$19.080	$14.887	$12.876	$13.564	$12.574	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
MFS Research Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.243	$12.616	$11.986	$11.450	$10.864	$9.533	$10.039
Accumulation Unit Value at end of period	$12.713	$12.243	$12.616	$11.986	$11.450	$10.864	$9.533
Number of Accumulation Units outstanding at end of period (in thousands)	380	440	326	338	161	81	22
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.521	$13.039	$12.519	$12.085	$11.587	$10.275	$—
Accumulation Unit Value at end of period	$12.866	$12.521	$13.039	$12.519	$12.085	$11.587	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	—
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.706	$10.885	$9.980	$9.993	$9.271	$8.010	$10.255
Accumulation Unit Value at end of period	$13.521	$12.706	$10.885	$9.980	$9.993	$9.271	$8.010
Number of Accumulation Units outstanding at end of period (in thousands)	42	55	197	241	275	239	173
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.490	$13.409	$12.424	$12.572	$11.786	$10.291	$—
Accumulation Unit Value at end of period	$16.311	$15.490	$13.409	$12.424	$12.572	$11.786	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	18	18	17	18	18	—

APP B-100

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.184	$10.639	$9.339	$9.543	$8.728	$7.250	$10.525
Accumulation Unit Value at end of period	$15.367	$14.184	$10.639	$9.339	$9.543	$8.728	$7.250
Number of Accumulation Units outstanding at end of period (in thousands)	128	149	180	212	234	250	143
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.272	$14.609	$12.958	$13.382	$12.368	$10.382	—
Accumulation Unit Value at end of period	$20.662	$19.272	$14.609	$12.958	$13.382	$12.368	—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	3	1	1	—
Oppenheimer Capital Appreciation Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.646	$9.938	$8.882	$9.160	$8.537	$6.023	$10.873
Accumulation Unit Value at end of period	$14.313	$12.646	$9.938	$8.882	$9.160	$8.537	$6.023
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	15	20	21	22	25
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.442	$16.234	$14.662	$15.281	$14.391	$10.261	$—
Accumulation Unit Value at end of period	$22.896	$20.442	$16.234	$14.662	$15.281	$14.391	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	1	—
Oppenheimer Equity Income Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.414	$9.811	$8.824	$9.396	$8.325	$6.387	$10.773
Accumulation Unit Value at end of period	$13.514	$12.414	$9.811	$8.824	$9.396	$8.325	$6.387
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	14	15	16	26	85
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.779	$14.997	$13.631	$14.669	$13.134	$10.183	$—
Accumulation Unit Value at end of period	$20.230	$18.779	$14.997	$13.631	$14.669	$13.134	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—
Oppenheimer Global Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.570	$10.869	$9.140	$10.164	$8.935	$6.521	$10.586
Accumulation Unit Value at end of period	$13.616	$13.570	$10.869	$9.140	$10.164	$8.935	$6.521
Number of Accumulation Units outstanding at end of period (in thousands)	18	17	64	71	70	83	78
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.017	$17.011	$14.457	$16.245	$14.432	$10.645	$—
Accumulation Unit Value at end of period	$20.868	$21.017	$17.011	$14.457	$16.245	$14.432	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	—	—	—	1	—
Oppenheimer Main Street Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.003	$10.836	$9.452	$9.644	$8.469	$6.730	$10.550
Accumulation Unit Value at end of period	$15.199	$14.003	$10.836	$9.452	$9.644	$8.469	$6.730
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	4	6	7	8	7
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.532	$16.056	$14.153	$14.593	$12.951	$10.400	$—
Accumulation Unit Value at end of period	$22.053	$20.532	$16.056	$14.153	$14.593	$12.951	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	1	—

APP B-101

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Main Street Small Cap Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.847	$12.185	$10.533	$10.975	$9.072	$6.741	$10.518
Accumulation Unit Value at end of period	$18.494	$16.847	$12.185	$10.533	$10.975	$9.072	$6.741
Number of Accumulation Units outstanding at end of period (in thousands)	22	24	47	55	65	78	56
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.598	$18.710	$16.344	$17.209	$14.375	$10.794	—
Accumulation Unit Value at end of period	$27.806	$25.598	$18.710	$16.344	$17.209	$14.375	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Putnam VT Diversified Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.272	$12.521	$11.419	$11.995	$10.829	$7.090	$10.238
Accumulation Unit Value at end of period	$13.093	$13.272	$12.521	$11.419	$11.995	$10.829	$7.090
Number of Accumulation Units outstanding at end of period (in thousands)	92	98	195	226	291	376	175
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.532	$17.668	$16.284	$17.286	$15.769	$10.433	$—
Accumulation Unit Value at end of period	$18.092	$18.532	$17.668	$16.284	$17.286	$15.769	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	2	—
Putnam VT Global Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.362	$11.374	$10.130	$10.348	$9.177	$6.904	$10.294
Accumulation Unit Value at end of period	$14.375	$13.362	$11.374	$10.130	$10.348	$9.177	$6.904
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	18	47	50	40	42
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.179	$16.498	$14.849	$15.328	$13.737	$10.443	$—
Accumulation Unit Value at end of period	$20.417	$19.179	$16.498	$14.849	$15.328	$13.737	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Putnam VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.899	$7.861	$6.559	$8.031	$7.425	$6.059	$10.499
Accumulation Unit Value at end of period	$9.072	$9.899	$7.861	$6.559	$8.031	$7.425	$6.059
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.559	$13.290	$11.204	$13.865	$12.953	$10.683	$—
Accumulation Unit Value at end of period	$15.018	$16.559	$13.290	$11.204	$13.865	$12.953	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Putnam VT International Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.340	$7.774	$6.497	$7.665	$7.278	$5.866	$10.579
Accumulation Unit Value at end of period	$8.312	$9.340	$7.774	$6.497	$7.665	$7.278	$5.866
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	5	16	16	16	16
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.227	$13.648	$11.527	$13.743	$13.186	$10.741	$—
Accumulation Unit Value at end of period	$14.289	$16.227	$13.648	$11.527	$13.743	$13.186	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-102

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Putnam VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.637	$11.392	$9.863	$10.530	$8.501	$6.574	$10.313
Accumulation Unit Value at end of period	$15.901	$15.637	$11.392	$9.863	$10.530	$8.501	$6.574
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.152	$17.782	$15.557	$16.784	$13.694	$10.701	—
Accumulation Unit Value at end of period	$24.303	$24.152	$17.782	$15.557	$16.784	$13.694	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.855	$9.104	$8.191	$9.905	$8.581	$5.061	$9.904
Accumulation Unit Value at end of period	$7.968	$8.855	$9.104	$8.191	$9.905	$8.581	$5.061
Number of Accumulation Units outstanding at end of period (in thousands)	13	13	36	48	99	74	46
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.267	$17.940	$16.311	$19.932	$17.450	$10.401	$—
Accumulation Unit Value at end of period	$15.373	$17.267	$17.940	$16.311	$19.932	$17.450	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	4	4	3	—
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.283	$9.341	$8.042	$9.165	$8.601	$6.393	$10.346
Accumulation Unit Value at end of period	$9.848	$11.283	$9.341	$8.042	$9.165	$8.601	$6.393
Number of Accumulation Units outstanding at end of period (in thousands)	75	85	48	69	50	46	15
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.917	$14.990	$13.042	$15.020	$14.244	$10.699	$—
Accumulation Unit Value at end of period	$15.475	$17.917	$14.990	$13.042	$15.020	$14.244	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.226	$14.251	$12.608	$12.949	$11.524	$9.885	$9.905
Accumulation Unit Value at end of period	$14.223	$14.226	$14.251	$12.608	$12.949	$11.524	$9.885
Number of Accumulation Units outstanding at end of period (in thousands)	109	124	216	299	301	370	256
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.541	$14.721	$13.161	$13.659	$12.285	$10.648	$—
Accumulation Unit Value at end of period	$14.386	$14.541	$14.721	$13.161	$13.659	$12.285	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	3	4	4	—
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.998	$9.342	$7.851	$8.601	$8.152	$6.331	$10.339
Accumulation Unit Value at end of period	$11.456	$11.998	$9.342	$7.851	$8.601	$8.152	$6.331
Number of Accumulation Units outstanding at end of period (in thousands)	85	93	134	136	136	255	99
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.109	$15.035	$12.770	$14.137	$13.540	$10.626	$—
Accumulation Unit Value at end of period	$18.055	$19.109	$15.035	$12.770	$14.137	$13.540	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	—

APP B-103

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
UIF Mid Cap Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.424	$11.411	$10.698	$11.723	$9.015	$5.826	$10.713
Accumulation Unit Value at end of period	$15.443	$15.424	$11.411	$10.698	$11.723	$9.015	$5.826
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	21	37	32	42	29
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.816	$19.301	$18.286	$20.249	$15.735	$10.277	—
Accumulation Unit Value at end of period	$25.579	$25.816	$19.301	$18.286	$20.249	$15.735	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	1	—
(a) Inception date October 20, 2014.

APP B-104

Plus Shares

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
AllianceBernstein VPS Balanced Wealth Strategy Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.852	$10.362	$9.292	$9.744	$8.982	$7.337	$10.397
Accumulation Unit Value at end of period	$12.487	$11.852	$10.362	$9.292	$9.744	$8.982	$7.337
Number of Accumulation Units outstanding at end of period (in thousands)	340	529	978	1,123	1,192	1,058	595
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.096	$14.222	$12.887	$13.657	$12.721	$10.501	—
Accumulation Unit Value at end of period	$16.781	$16.096	$14.222	$12.887	$13.657	$12.721	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	4	4	5	4	—
AllianceBernstein VPS International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.605	$7.720	$6.810	$8.247	$7.445	$5.436	$10.457
Accumulation Unit Value at end of period	$8.344	$8.605	$7.720	$6.810	$8.247	$7.445	$5.436
Number of Accumulation Units outstanding at end of period (in thousands)	68	76	193	306	331	372	337
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.112	$14.607	$13.022	$15.935	$14.538	$10.727	$—
Accumulation Unit Value at end of period	$15.461	$16.112	$14.607	$13.022	$15.935	$14.538	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	6	6	—
AllianceBernstein VPS International Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$7.467	$6.185	$5.507	$6.949	$6.773	$5.125	$10.781
Accumulation Unit Value at end of period	$6.870	$7.467	$6.185	$5.507	$6.949	$6.773	$5.125
Number of Accumulation Units outstanding at end of period (in thousands)	820	1,021	1,789	2,011	1,973	1,988	1,059
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.662	$12.273	$11.042	$14.081	$13.870	$10.606	$—
Accumulation Unit Value at end of period	$13.349	$14.662	$12.273	$11.042	$14.081	$13.870	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	10	10	11	10	—
AllianceBernstein VPS Small/Mid Cap Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.539	$12.216	$10.483	$11.663	$9.367	$6.675	$10.790
Accumulation Unit Value at end of period	$17.724	$16.539	$12.216	$10.483	$11.663	$9.367	$6.675
Number of Accumulation Units outstanding at end of period (in thousands)	138	200	376	473	599	407	287
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.663	$19.155	$16.611	$18.676	$15.157	$10.915	$—
Accumulation Unit Value at end of period	$27.214	$25.663	$19.155	$16.611	$18.676	$15.157	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	3	—	—
AllianceBernstein VPS Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.048	$8.973	$7.895	$8.342	$7.612	$6.393	$10.560
Accumulation Unit Value at end of period	$13.127	$12.048	$8.973	$7.895	$8.342	$7.612	$6.393
Number of Accumulation Units outstanding at end of period (in thousands)	25	33	40	85	58	69	41
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.622	$14.016	$12.463	$13.306	$12.269	$10.414	$—
Accumulation Unit Value at end of period	$20.078	$18.622	$14.016	$12.463	$13.306	$12.269	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	—	—	—	—	—

APP B-105

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Fidelity VIP Contrafund Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.664	$10.608	$9.286	$9.711	$8.443	$6.336	$10.608
Accumulation Unit Value at end of period	$15.007	$13.664	$10.608	$9.286	$9.711	$8.443	$6.336
Number of Accumulation Units outstanding at end of period (in thousands)	705	960	2,250	2,685	2,925	3,061	2,051
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.895	$16.393	$14.501	$15.325	$13.465	$10.211	—
Accumulation Unit Value at end of period	$22.709	$20.895	$16.393	$14.501	$15.325	$13.465	—
Number of Accumulation Units outstanding at end of period (in thousands)	43	33	34	33	35	34	—
Fidelity VIP Dynamic Capital Appreciation Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.474	$11.379	$9.463	$9.894	$8.525	$6.383	$10.293
Accumulation Unit Value at end of period	$16.844	$15.474	$11.379	$9.463	$9.894	$8.525	$6.383
Number of Accumulation Units outstanding at end of period (in thousands)	94	96	83	28	33	49	34
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.269	$18.034	$15.155	$16.014	$13.944	$10.550	$—
Accumulation Unit Value at end of period	$26.140	$24.269	$18.034	$15.155	$16.014	$13.944	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	—	—	—	—
Fidelity VIP Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.261	$9.913	$8.809	$8.959	$7.353	$5.842	$10.329
Accumulation Unit Value at end of period	$14.481	$13.261	$9.913	$8.809	$8.959	$7.353	$5.842
Number of Accumulation Units outstanding at end of period (in thousands)	172	193	350	438	159	282	206
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.694	$16.388	$14.716	$15.124	$12.545	$10.071	$—
Accumulation Unit Value at end of period	$23.442	$21.694	$16.388	$14.716	$15.124	$12.545	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	1	1	—
Fidelity VIP Mid Cap Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.735	$11.025	$9.784	$11.157	$8.822	$6.418	$10.251
Accumulation Unit Value at end of period	$15.368	$14.735	$11.025	$9.784	$11.157	$8.822	$6.418
Number of Accumulation Units outstanding at end of period (in thousands)	965	1,311	2,160	2,678	2,965	2,944	1,489
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.861	$17.286	$15.501	$17.865	$14.275	$10.494	$—
Accumulation Unit Value at end of period	$23.594	$22.861	$17.286	$15.501	$17.865	$14.275	$—
Number of Accumulation Units outstanding at end of period (in thousands)	43	42	45	32	45	33	—
Fidelity VIP Value Strategies Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.668	$11.454	$9.165	$10.243	$8.242	$5.332	$10.457
Accumulation Unit Value at end of period	$15.368	$14.668	$11.454	$9.165	$10.243	$8.242	$5.332
Number of Accumulation Units outstanding at end of period (in thousands)	59	98	168	157	183	192	104
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.030	$22.120	$17.885	$20.200	$16.426	$10.738	$—
Accumulation Unit Value at end of period	$29.060	$28.030	$22.120	$17.885	$20.200	$16.426	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	—	4	4	8	9	—

APP B-106

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.627	$10.832	$10.081	$10.778	$9.439	$7.232	$10.888
Accumulation Unit Value at end of period	$15.248	$14.627	$10.832	$10.081	$10.778	$9.439	$7.232
Number of Accumulation Units outstanding at end of period (in thousands)	53	106	137	137	119	95	60
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.260	$14.414	$13.555	$14.645	$12.961	$10.035	—
Accumulation Unit Value at end of period	$19.867	$19.260	$14.414	$13.555	$14.645	$12.961	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	5	5	—
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.312	$11.886	$10.735	$10.670	$9.639	$7.239	$10.503
Accumulation Unit Value at end of period	$13.686	$13.312	$11.886	$10.735	$10.670	$9.639	$7.239
Number of Accumulation Units outstanding at end of period (in thousands)	2,255	3,268	7,047	8,583	8,876	8,914	5,141
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.649	$16.828	$15.359	$15.427	$14.082	$10.687	$—
Accumulation Unit Value at end of period	$18.973	$18.649	$16.828	$15.359	$15.427	$14.082	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	53	59	71	74	63	—
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.408	$10.689	$9.594	$10.063	$9.145	$7.547	$10.225
Accumulation Unit Value at end of period	$13.927	$13.408	$10.689	$9.594	$10.063	$9.145	$7.547
Number of Accumulation Units outstanding at end of period (in thousands)	630	888	1,184	1,552	1,682	1,749	948
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.103	$13.778	$12.497	$13.247	$12.165	$10.145	$—
Accumulation Unit Value at end of period	$17.579	$17.103	$13.778	$12.497	$13.247	$12.165	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	18	18	28	26	28	—
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.468	$9.899	$8.812	$9.060	$8.294	$6.695	$10.230
Accumulation Unit Value at end of period	$13.128	$12.468	$9.899	$8.812	$9.060	$8.294	$6.695
Number of Accumulation Units outstanding at end of period (in thousands)	2,202	3,083	4,120	5,037	5,271	4,991	2,610
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.223	$14.620	$13.153	$13.666	$12.642	$10.313	$—
Accumulation Unit Value at end of period	$18.987	$18.223	$14.620	$13.153	$13.666	$12.642	$—
Number of Accumulation Units outstanding at end of period (in thousands)	56	52	52	48	43	30	—
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.468	$12.299	$10.572	$11.181	$8.871	$6.989	$10.774
Accumulation Unit Value at end of period	$16.276	$16.468	$12.299	$10.572	$11.181	$8.871	$6.989
Number of Accumulation Units outstanding at end of period (in thousands)	365	502	749	987	1,059	1,083	597
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.743	$17.919	$15.566	$16.637	$13.338	$10.619	$—
Accumulation Unit Value at end of period	$23.221	$23.743	$17.919	$15.566	$16.637	$13.338	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	4	6	9	6	—

APP B-107

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.747	$11.601	$10.646	$11.388	$9.080	$6.436	$10.703
Accumulation Unit Value at end of period	$16.634	$15.747	$11.601	$10.646	$11.388	$9.080	$6.436
Number of Accumulation Units outstanding at end of period (in thousands)	181	249	220	328	295	255	149
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.328	$17.368	$16.106	$17.411	$14.030	$10.049	—
Accumulation Unit Value at end of period	$24.385	$23.328	$17.368	$16.106	$17.411	$14.030	—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	7	8	8	8	—
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.295	$13.101	$11.821	$11.729	$10.755	$8.710	$10.182
Accumulation Unit Value at end of period	$13.306	$13.295	$13.101	$11.821	$11.729	$10.755	$8.710
Number of Accumulation Units outstanding at end of period (in thousands)	1,550	2,096	4,734	5,347	5,414	5,229	2,264
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.194	$15.131	$13.797	$13.834	$12.818	$10.491	$—
Accumulation Unit Value at end of period	$15.049	$15.194	$15.131	$13.797	$13.834	$12.818	$—
Number of Accumulation Units outstanding at end of period (in thousands)	39	77	65	67	62	22	—
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.391	$11.234	$10.195	$10.176	$9.225	$7.198	$10.413
Accumulation Unit Value at end of period	$14.462	$13.391	$11.234	$10.195	$10.176	$9.225	$7.198
Number of Accumulation Units outstanding at end of period (in thousands)	457	472	443	433	382	306	118
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.278	$15.495	$14.211	$14.334	$13.132	$10.355	$—
Accumulation Unit Value at end of period	$19.534	$18.278	$15.495	$14.211	$14.334	$13.132	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.267	$9.698	$8.331	$9.561	$8.343	$5.823	$10.580
Accumulation Unit Value at end of period	$14.004	$13.267	$9.698	$8.331	$9.561	$8.343	$5.823
Number of Accumulation Units outstanding at end of period (in thousands)	6,737	10,056	17,868	22,375	24,221	23,668	14,067
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.568	$16.671	$14.473	$16.784	$14.800	$10.438	$—
Accumulation Unit Value at end of period	$23.572	$22.568	$16.671	$14.473	$16.784	$14.800	$—
Number of Accumulation Units outstanding at end of period (in thousands)	123	116	113	108	144	107	—
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.531	$10.877	$9.401	$9.448	$8.423	$6.815	$10.249
Accumulation Unit Value at end of period	$16.606	$14.531	$10.877	$9.401	$9.448	$8.423	$6.815
Number of Accumulation Units outstanding at end of period (in thousands)	1,563	2,364	2,809	3,417	3,758	3,321	1,440
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.085	$15.949	$13.931	$14.149	$12.746	$10.422	$—
Accumulation Unit Value at end of period	$23.844	$21.085	$15.949	$13.931	$14.149	$12.746	$—
Number of Accumulation Units outstanding at end of period (in thousands)	22	20	20	21	29	18	—

APP B-108

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.082	$10.852	$9.712	$9.745	$8.752	$7.136	$10.483
Accumulation Unit Value at end of period	$15.646	$14.082	$10.852	$9.712	$9.745	$8.752	$7.136
Number of Accumulation Units outstanding at end of period (in thousands)	4,574	7,129	10,614	13,121	14,166	13,324	7,136
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.356	$15.073	$13.633	$13.824	$12.545	$10.338	—
Accumulation Unit Value at end of period	$21.282	$19.356	$15.073	$13.633	$13.824	$12.545	—
Number of Accumulation Units outstanding at end of period (in thousands)	66	66	67	50	78	55	—
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.102	$8.281	$6.822	$8.054	$7.167	$5.371	$10.508
Accumulation Unit Value at end of period	$11.662	$11.102	$8.281	$6.822	$8.054	$7.167	$5.371
Number of Accumulation Units outstanding at end of period (in thousands)	56	44	40	47	34	34	37
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.658	$15.572	$12.963	$15.466	$13.907	$10.534	$—
Accumulation Unit Value at end of period	$21.473	$20.658	$15.572	$12.963	$15.466	$13.907	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	1	1	—	—	—	—
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.287	$9.951	$7.974	$8.897	$7.693	$6.034	$10.179
Accumulation Unit Value at end of period	$14.918	$13.287	$9.951	$7.974	$8.897	$7.693	$6.034
Number of Accumulation Units outstanding at end of period (in thousands)	2,174	3,210	4,536	5,558	6,250	5,861	2,659
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.021	$16.666	$13.497	$15.216	$13.297	$10.540	$—
Accumulation Unit Value at end of period	$24.466	$22.021	$16.666	$13.497	$15.216	$13.297	$—
Number of Accumulation Units outstanding at end of period (in thousands)	25	22	24	28	44	33	—
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.632	$14.932	$13.280	$12.895	$11.287	$7.626	$10.352
Accumulation Unit Value at end of period	$15.773	$15.632	$14.932	$13.280	$12.895	$11.287	$7.626
Number of Accumulation Units outstanding at end of period (in thousands)	461	709	1,357	1,451	1,783	1,148	188
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.193	$19.493	$17.519	$17.191	$15.206	$10.382	$—
Accumulation Unit Value at end of period	$20.162	$20.193	$19.493	$17.519	$17.191	$15.206	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	18	14	42	13	12	—
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.017	$9.214	$7.793	$9.210	$8.178	$6.230	$10.408
Accumulation Unit Value at end of period	$10.417	$11.017	$9.214	$7.793	$9.210	$8.178	$6.230
Number of Accumulation Units outstanding at end of period (in thousands)	829	1,117	904	1,096	1,088	884	604
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.942	$15.165	$12.962	$15.480	$13.891	$10.693	$—
Accumulation Unit Value at end of period	$16.787	$17.942	$15.165	$12.962	$15.480	$13.891	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	18	14	10	18	9	—

APP B-109

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.837	$11.151	$9.803	$10.313	$8.446	$6.642	$10.461
Accumulation Unit Value at end of period	$16.679	$15.837	$11.151	$9.803	$10.313	$8.446	$6.642
Number of Accumulation Units outstanding at end of period (in thousands)	210	354	340	464	563	687	328
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.649	$16.828	$14.950	$15.894	$13.154	$10.453	—
Accumulation Unit Value at end of period	$24.647	$23.649	$16.828	$14.950	$15.894	$13.154	—
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	2	7	1	4	—
Hartford Small/Mid Cap Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.471	$11.438	$10.035	$10.320	$8.337	$5.732	$10.244
Accumulation Unit Value at end of period	$16.013	$15.471	$11.438	$10.035	$10.320	$8.337	$5.732
Number of Accumulation Units outstanding at end of period (in thousands)	79	114	354	282	342	252	133
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.396	$19.720	$17.485	$18.170	$14.835	$10.307	$—
Accumulation Unit Value at end of period	$27.035	$26.396	$19.720	$17.485	$18.170	$14.835	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	18	13	15	15	15	—
Hartford SmallCap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.240	$14.203	$12.300	$12.329	$9.179	$6.892	$10.631
Accumulation Unit Value at end of period	$21.071	$20.240	$14.203	$12.300	$12.329	$9.179	$6.892
Number of Accumulation Units outstanding at end of period (in thousands)	105	154	296	314	193	133	73
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.655	$21.030	$18.404	$18.643	$14.025	$10.642	$—
Accumulation Unit Value at end of period	$30.550	$29.655	$21.030	$18.404	$18.643	$14.025	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	15	15	16	13	13	—
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.974	$10.742	$9.547	$9.814	$8.691	$6.242	$10.633
Accumulation Unit Value at end of period	$15.299	$13.974	$10.742	$9.547	$9.814	$8.691	$6.242
Number of Accumulation Units outstanding at end of period (in thousands)	18	28	233	31	41	39	26
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.938	$17.042	$15.307	$15.900	$14.229	$10.328	$—
Accumulation Unit Value at end of period	$23.768	$21.938	$17.042	$15.307	$15.900	$14.229	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	2	2	1	6	6	—
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.629	$11.986	$11.331	$10.767	$10.181	$9.000	$9.941
Accumulation Unit Value at end of period	$12.112	$11.629	$11.986	$11.331	$10.767	$10.181	$9.000
Number of Accumulation Units outstanding at end of period (in thousands)	10,813	15,656	15,445	17,214	19,012	17,393	7,751
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.572	$13.094	$12.510	$12.012	$11.478	$10.253	$—
Accumulation Unit Value at end of period	$12.957	$12.572	$13.094	$12.510	$12.012	$11.478	$—
Number of Accumulation Units outstanding at end of period (in thousands)	100	108	94	89	120	83	—

APP B-110

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.134	$10.479	$10.273	$9.959	$9.754	$9.592	$9.798
Accumulation Unit Value at end of period	$10.249	$10.134	$10.479	$10.273	$9.959	$9.754	$9.592
Number of Accumulation Units outstanding at end of period (in thousands)	430	601	1,702	2,083	1,651	1,651	1,434
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.048	$10.499	$10.402	$10.190	$10.086	$10.024	—
Accumulation Unit Value at end of period	$10.055	$10.048	$10.499	$10.402	$10.190	$10.086	—
Number of Accumulation Units outstanding at end of period (in thousands)	28	16	172	32	11	6	—
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.225	$9.379	$9.535	$9.693	$9.855	$10.012	$10.013
Accumulation Unit Value at end of period	$9.083	$9.225	$9.379	$9.535	$9.693	$9.855	$10.012
Number of Accumulation Units outstanding at end of period (in thousands)	1,420	2,459	5,019	5,872	4,799	6,042	5,454
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.725	$8.963	$9.209	$9.461	$9.720	$9.979	$—
Accumulation Unit Value at end of period	$8.501	$8.725	$8.963	$9.209	$9.461	$9.720	$—
Number of Accumulation Units outstanding at end of period (in thousands)	35	41	203	94	85	48	—
Hartford Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.060	$10.834	$9.415	$9.762	$8.655	$7.075	$10.637
Accumulation Unit Value at end of period	$15.402	$14.060	$10.834	$9.415	$9.762	$8.655	$7.075
Number of Accumulation Units outstanding at end of period (in thousands)	138	207	437	522	571	257	194
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.432	$15.131	$13.288	$13.924	$12.475	$10.305	$—
Accumulation Unit Value at end of period	$21.064	$19.432	$15.131	$13.288	$13.924	$12.475	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	6	10	—	—
HIMCO VIT American Funds Asset Allocation Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.204	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.765	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	803	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.658	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.370	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—
HIMCO VIT American Funds Blue Chip Income and Growth Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.818	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.729	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	362	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.217	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.505	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	—	—	—	—	—	—

APP B-111

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Bond Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.952	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.916	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4,145	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.005	$—	$—	$—	$—	$—	—
Accumulation Unit Value at end of period	$11.941	$—	$—	$—	$—	$—	—
Number of Accumulation Units outstanding at end of period (in thousands)	44	—	—	—	—	—	—
HIMCO VIT American Funds Global Bond Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.302	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.960	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	180	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.650	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.274	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	—	—	—	—	—	—
HIMCO VIT American Funds Global Growth and Income Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.459	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.058	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	589	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.976	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.927	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	—	—	—	—	—	—
HIMCO VIT American Funds Global Growth Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.508	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.204	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	211	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.730	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.785	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	—	—	—	—	—	—
HIMCO VIT American Funds Global Small Capitalization Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.512	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.072	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	853	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.785	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.847	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	—	—	—	—	—	—

APP B-112

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Growth Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.740	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.658	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3,689	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.278	$—	$—	$—	$—	$—	—
Accumulation Unit Value at end of period	$22.766	$—	$—	$—	$—	$—	—
Number of Accumulation Units outstanding at end of period (in thousands)	83	—	—	—	—	—	—
HIMCO VIT American Funds Growth-Income Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.400	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.261	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,627	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.140	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.390	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	56	—	—	—	—	—	—
HIMCO VIT American Funds International Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.729	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.886	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3,419	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.340	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.570	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	51	—	—	—	—	—	—
HIMCO VIT American Funds New World Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.046	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.687	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	311	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.689	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.060	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	30	—	—	—	—	—	—
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.506	$9.822	$10.135	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.370	$13.506	$9.822	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	24	40	40	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.248	$9.736	$10.117	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.949	$13.248	$9.736	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	—	—	—	—

APP B-113

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. American Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.589	$11.833	$10.275	$10.360	$8.620	$6.298	$10.475
Accumulation Unit Value at end of period	$16.787	$15.589	$11.833	$10.275	$10.360	$8.620	$6.298
Number of Accumulation Units outstanding at end of period (in thousands)	50	57	198	256	236	279	181
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.793	$19.017	$16.688	$17.004	$14.298	$10.555	—
Accumulation Unit Value at end of period	$26.420	$24.793	$19.017	$16.688	$17.004	$14.298	—
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	—	—	—	—	—
Invesco V.I. Balanced Risk Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.862	$11.891	$10.926	$10.345	$—	$—	$—
Accumulation Unit Value at end of period	$12.334	$11.862	$11.891	$10.926	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	350	517	825	738	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.520	$11.669	$10.836	$10.331	$—	$—	$—
Accumulation Unit Value at end of period	$11.853	$11.520	$11.669	$10.836	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	13	21	13	—	—	—
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.638	$10.753	$9.622	$9.811	$9.130	$7.252	$10.385
Accumulation Unit Value at end of period	$14.467	$13.638	$10.753	$9.622	$9.811	$9.130	$7.252
Number of Accumulation Units outstanding at end of period (in thousands)	46	52	88	110	243	309	98
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.154	$14.465	$13.080	$13.478	$12.674	$10.174	$—
Accumulation Unit Value at end of period	$19.057	$18.154	$14.465	$13.080	$13.478	$12.674	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	—	—	—	—	—
Invesco V.I. Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.943	$10.597	$9.421	$9.799	$8.880	$7.274	$10.476
Accumulation Unit Value at end of period	$15.082	$13.943	$10.597	$9.421	$9.799	$8.880	$7.274
Number of Accumulation Units outstanding at end of period (in thousands)	87	125	240	283	299	304	187
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.830	$14.461	$12.993	$13.657	$12.506	$10.353	$—
Accumulation Unit Value at end of period	$20.155	$18.830	$14.461	$12.993	$13.657	$12.506	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	9	8	3	3	3	—
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.378	$9.744	$8.595	$9.394	$8.481	$6.391	$10.303
Accumulation Unit Value at end of period	$11.202	$11.378	$9.744	$8.595	$9.394	$8.481	$6.391
Number of Accumulation Units outstanding at end of period (in thousands)	958	1,278	1,528	1,754	1,918	1,843	830
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.971	$15.552	$13.863	$15.313	$13.971	$10.639	$—
Accumulation Unit Value at end of period	$17.508	$17.971	$15.552	$13.863	$15.313	$13.971	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	10	10	48	19	15	—

APP B-114

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.246	$9.858	$10.015	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.032	$13.246	$9.858	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	23	46	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.993	$9.772	$9.998	$—	$—	$—	—
Accumulation Unit Value at end of period	$13.620	$12.993	$9.772	$—	$—	$—	—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	—	—	—	—
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.905	$9.980	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.744	$9.905	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	814	1,155	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.844	$9.967	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.583	$9.844	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	22	—	—	—	—	—
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.569	$12.287	$10.991	$11.285	$8.948	$7.524	$10.730
Accumulation Unit Value at end of period	$16.637	$16.569	$12.287	$10.991	$11.285	$8.948	$7.524
Number of Accumulation Units outstanding at end of period (in thousands)	270	375	397	475	432	221	113
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.851	$16.376	$14.802	$15.359	$12.307	$10.458	$—
Accumulation Unit Value at end of period	$21.713	$21.851	$16.376	$14.802	$15.359	$12.307	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	6	5	—	—
Lord Abbett Bond-Debenture Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.682	$13.798	$12.465	$12.141	$10.989	$8.318	$10.285
Accumulation Unit Value at end of period	$15.069	$14.682	$13.798	$12.465	$12.141	$10.989	$8.318
Number of Accumulation Units outstanding at end of period (in thousands)	643	883	1,727	2,100	2,294	2,396	1,137
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.587	$16.703	$15.249	$15.009	$13.729	$10.501	$—
Accumulation Unit Value at end of period	$17.863	$17.587	$16.703	$15.249	$15.009	$13.729	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	8	14	15	17	17	—
Lord Abbett Calibrated Dividend Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.765	$11.733	$10.607	$10.763	$9.534	$7.854	$10.366
Accumulation Unit Value at end of period	$16.199	$14.765	$11.733	$10.607	$10.763	$9.534	$7.854
Number of Accumulation Units outstanding at end of period (in thousands)	367	504	465	511	359	265	121
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.570	$14.913	$13.624	$13.970	$12.505	$10.410	$—
Accumulation Unit Value at end of period	$20.162	$18.570	$14.913	$13.624	$13.970	$12.505	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	4	4	5	5	—

APP B-115

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Lord Abbett Growth and Income Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.678	$9.484	$8.602	$9.312	$8.063	$6.894	$10.527
Accumulation Unit Value at end of period	$13.425	$12.678	$9.484	$8.602	$9.312	$8.063	$6.894
Number of Accumulation Units outstanding at end of period (in thousands)	80	124	281	320	341	338	242
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.043	$13.639	$12.501	$13.675	$11.966	$10.339	—
Accumulation Unit Value at end of period	$18.906	$18.043	$13.639	$12.501	$13.675	$11.966	—
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	7	7	7	7	—
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.644	$11.652	$10.118	$10.344	$9.142	$6.768	$10.619
Accumulation Unit Value at end of period	$16.724	$15.644	$11.652	$10.118	$10.344	$9.142	$6.768
Number of Accumulation Units outstanding at end of period (in thousands)	340	494	100	128	102	71	38
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.149	$16.671	$14.629	$15.114	$13.499	$10.099	$—
Accumulation Unit Value at end of period	$23.432	$22.149	$16.671	$14.629	$15.114	$13.499	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	4	3	7	7	—
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.034	$10.830	$9.265	$9.653	$8.850	$7.110	$10.600
Accumulation Unit Value at end of period	$15.283	$14.034	$10.830	$9.265	$9.653	$8.850	$7.110
Number of Accumulation Units outstanding at end of period (in thousands)	36	56	106	98	114	114	60
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.128	$14.917	$12.896	$13.578	$12.581	$10.213	$—
Accumulation Unit Value at end of period	$20.613	$19.128	$14.917	$12.896	$13.578	$12.581	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	3	4	2	2	—
MFS Research Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.279	$12.646	$12.009	$11.466	$10.874	$9.537	$10.040
Accumulation Unit Value at end of period	$12.757	$12.279	$12.646	$12.009	$11.466	$10.874	$9.537
Number of Accumulation Units outstanding at end of period (in thousands)	4,474	6,389	2,247	1,942	1,756	750	152
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.553	$13.065	$12.538	$12.098	$11.593	$10.276	$—
Accumulation Unit Value at end of period	$12.906	$12.553	$13.065	$12.538	$12.098	$11.593	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	16	18	17	15	3	—
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.743	$10.911	$9.999	$10.007	$9.279	$8.013	$10.255
Accumulation Unit Value at end of period	$13.567	$12.743	$10.911	$9.999	$10.007	$9.279	$8.013
Number of Accumulation Units outstanding at end of period (in thousands)	814	1,118	2,245	2,450	2,306	1,982	964
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.529	$13.436	$12.443	$12.585	$11.793	$10.292	$—
Accumulation Unit Value at end of period	$16.361	$15.529	$13.436	$12.443	$12.585	$11.793	$—
Number of Accumulation Units outstanding at end of period (in thousands)	65	57	56	56	48	36	—

APP B-116

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.225	$10.665	$9.357	$9.557	$8.736	$7.253	$10.526
Accumulation Unit Value at end of period	$15.420	$14.225	$10.665	$9.357	$9.557	$8.736	$7.253
Number of Accumulation Units outstanding at end of period (in thousands)	1,590	2,359	2,891	3,516	3,882	3,425	1,491
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.321	$14.639	$12.978	$13.396	$12.374	$10.382	—
Accumulation Unit Value at end of period	$20.725	$19.321	$14.639	$12.978	$13.396	$12.374	—
Number of Accumulation Units outstanding at end of period (in thousands)	22	24	22	65	31	12	—
Oppenheimer Capital Appreciation Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.683	$9.962	$8.899	$9.173	$8.544	$6.026	$10.874
Accumulation Unit Value at end of period	$14.362	$12.683	$9.962	$8.899	$9.173	$8.544	$6.026
Number of Accumulation Units outstanding at end of period (in thousands)	16	20	78	97	91	105	52
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.494	$16.267	$14.684	$15.297	$14.399	$10.262	$—
Accumulation Unit Value at end of period	$22.966	$20.494	$16.267	$14.684	$15.297	$14.399	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	2	—
Oppenheimer Equity Income Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.450	$9.834	$8.841	$9.410	$8.333	$6.390	$10.773
Accumulation Unit Value at end of period	$13.560	$12.450	$9.834	$8.841	$9.410	$8.333	$6.390
Number of Accumulation Units outstanding at end of period (in thousands)	61	81	53	53	38	73	27
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.827	$15.028	$13.653	$14.685	$13.141	$10.183	$—
Accumulation Unit Value at end of period	$20.292	$18.827	$15.028	$13.653	$14.685	$13.141	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	6	6	—	—	—
Oppenheimer Global Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.610	$10.895	$9.158	$10.178	$8.943	$6.524	$10.587
Accumulation Unit Value at end of period	$13.662	$13.610	$10.895	$9.158	$10.178	$8.943	$6.524
Number of Accumulation Units outstanding at end of period (in thousands)	216	312	613	848	859	999	717
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.071	$17.046	$14.479	$16.262	$14.440	$10.645	$—
Accumulation Unit Value at end of period	$20.931	$21.071	$17.046	$14.479	$16.262	$14.440	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	4	4	7	5	—
Oppenheimer Main Street Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.044	$10.862	$9.470	$9.658	$8.477	$6.733	$10.551
Accumulation Unit Value at end of period	$15.251	$14.044	$10.862	$9.470	$9.658	$8.477	$6.733
Number of Accumulation Units outstanding at end of period (in thousands)	27	39	78	67	69	56	37
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.584	$16.089	$14.175	$14.609	$12.958	$10.401	$—
Accumulation Unit Value at end of period	$22.120	$20.584	$16.089	$14.175	$14.609	$12.958	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	3	2	2	2	—

APP B-117

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Main Street Small Cap Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.896	$12.215	$10.553	$10.991	$9.080	$6.744	$10.519
Accumulation Unit Value at end of period	$18.557	$16.896	$12.215	$10.553	$10.991	$9.080	$6.744
Number of Accumulation Units outstanding at end of period (in thousands)	282	394	721	886	977	1,066	533
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.663	$18.748	$16.369	$17.227	$14.383	$10.794	—
Accumulation Unit Value at end of period	$27.891	$25.663	$18.748	$16.369	$17.227	$14.383	—
Number of Accumulation Units outstanding at end of period (in thousands)	3	5	5	6	7	7	—
Putnam VT Diversified Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.310	$12.551	$11.441	$12.012	$10.839	$7.093	$10.239
Accumulation Unit Value at end of period	$13.138	$13.310	$12.551	$11.441	$12.012	$10.839	$7.093
Number of Accumulation Units outstanding at end of period (in thousands)	1,107	1,481	2,548	2,634	3,176	3,612	1,496
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.579	$17.704	$16.309	$17.304	$15.778	$10.433	$—
Accumulation Unit Value at end of period	$18.147	$18.579	$17.704	$16.309	$17.304	$15.778	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	9	5	6	8	8	—
Putnam VT Global Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.401	$11.401	$10.150	$10.362	$9.185	$6.907	$10.295
Accumulation Unit Value at end of period	$14.424	$13.401	$11.401	$10.150	$10.362	$9.185	$6.907
Number of Accumulation Units outstanding at end of period (in thousands)	62	97	265	225	238	254	36
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.228	$16.532	$14.872	$15.344	$13.744	$10.444	$—
Accumulation Unit Value at end of period	$20.480	$19.228	$16.532	$14.872	$15.344	$13.744	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Putnam VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.928	$7.881	$6.571	$8.043	$7.431	$6.062	$10.500
Accumulation Unit Value at end of period	$9.103	$9.928	$7.881	$6.571	$8.043	$7.431	$6.062
Number of Accumulation Units outstanding at end of period (in thousands)	53	63	42	52	55	76	35
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.601	$13.317	$11.222	$13.880	$12.960	$10.683	$—
Accumulation Unit Value at end of period	$15.063	$16.601	$13.317	$11.222	$13.880	$12.960	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Putnam VT International Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.368	$7.793	$6.509	$7.676	$7.284	$5.869	$10.579
Accumulation Unit Value at end of period	$8.340	$9.368	$7.793	$6.509	$7.676	$7.284	$5.869
Number of Accumulation Units outstanding at end of period (in thousands)	45	44	56	44	47	62	23
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.269	$13.676	$11.545	$13.757	$13.193	$10.741	$—
Accumulation Unit Value at end of period	$14.333	$16.269	$13.676	$11.545	$13.757	$13.193	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-118

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Putnam VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.683	$11.420	$9.882	$10.545	$8.509	$6.577	$10.314
Accumulation Unit Value at end of period	$15.956	$15.683	$11.420	$9.882	$10.545	$8.509	$6.577
Number of Accumulation Units outstanding at end of period (in thousands)	25	36	39	90	58	48	32
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.213	$17.818	$15.581	$16.802	$13.701	$10.702	—
Accumulation Unit Value at end of period	$24.377	$24.213	$17.818	$15.581	$16.802	$13.701	—
Number of Accumulation Units outstanding at end of period (in thousands)	1	7	10	11	11	11	—
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.881	$9.126	$8.207	$9.919	$8.589	$5.063	$9.905
Accumulation Unit Value at end of period	$7.995	$8.881	$9.126	$8.207	$9.919	$8.589	$5.063
Number of Accumulation Units outstanding at end of period (in thousands)	209	270	694	805	1,103	1,088	560
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.311	$17.977	$16.336	$19.953	$17.459	$10.401	$—
Accumulation Unit Value at end of period	$15.420	$17.311	$17.977	$16.336	$19.953	$17.459	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	11	11	13	19	16	—
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.316	$9.363	$8.058	$9.178	$8.609	$6.396	$10.347
Accumulation Unit Value at end of period	$9.882	$11.316	$9.363	$8.058	$9.178	$8.609	$6.396
Number of Accumulation Units outstanding at end of period (in thousands)	846	1,065	684	898	782	519	223
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.963	$15.020	$13.062	$15.035	$14.252	$10.700	$—
Accumulation Unit Value at end of period	$15.522	$17.963	$15.020	$13.062	$15.035	$14.252	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	14	15	14	20	16	—
Templeton Global Bond VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.268	$14.286	$12.633	$12.967	$11.535	$9.889	$9.906
Accumulation Unit Value at end of period	$14.272	$14.268	$14.286	$12.633	$12.967	$11.535	$9.889
Number of Accumulation Units outstanding at end of period (in thousands)	995	1,291	2,719	3,306	3,504	2,961	1,382
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.578	$14.751	$13.181	$13.673	$12.291	$10.649	$—
Accumulation Unit Value at end of period	$14.430	$14.578	$14.751	$13.181	$13.673	$12.291	$—
Number of Accumulation Units outstanding at end of period (in thousands)	87	117	119	169	98	62	—
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.033	$9.365	$7.867	$8.613	$8.159	$6.333	$10.340
Accumulation Unit Value at end of period	$11.495	$12.033	$9.365	$7.867	$8.613	$8.159	$6.333
Number of Accumulation Units outstanding at end of period (in thousands)	653	804	1,485	1,735	1,811	1,779	1,139
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.158	$15.066	$12.790	$14.151	$13.547	$10.626	$—
Accumulation Unit Value at end of period	$18.110	$19.158	$15.066	$12.790	$14.151	$13.547	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	8	8	15	13	—

APP B-119

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
UIF Mid Cap Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.469	$11.438	$10.719	$11.739	$9.023	$5.829	$10.714
Accumulation Unit Value at end of period	$15.496	$15.469	$11.438	$10.719	$11.739	$9.023	$5.829
Number of Accumulation Units outstanding at end of period (in thousands)	93	133	440	704	696	738	503
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.882	$19.340	$18.314	$20.270	$15.744	$10.278	—
Accumulation Unit Value at end of period	$25.657	$25.882	$19.340	$18.314	$20.270	$15.744	—
Number of Accumulation Units outstanding at end of period (in thousands)	8	7	5	6	7	8	—
(a) Inception date October 20, 2014.

APP B-120

Outlook Shares

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
AllianceBernstein VPS Balanced Wealth Strategy Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.852	$10.362	$9.292	$9.744	$8.982	$7.337	$10.397
Accumulation Unit Value at end of period	$12.487	$11.852	$10.362	$9.292	$9.744	$8.982	$7.337
Number of Accumulation Units outstanding at end of period (in thousands)	340	529	978	1,123	1,192	1,058	595
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.096	$14.222	$12.887	$13.657	$12.721	$10.501	—
Accumulation Unit Value at end of period	$16.781	$16.096	$14.222	$12.887	$13.657	$12.721	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	4	4	5	4	—
AllianceBernstein VPS International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.605	$7.720	$6.810	$8.247	$7.445	$5.436	$10.457
Accumulation Unit Value at end of period	$8.344	$8.605	$7.720	$6.810	$8.247	$7.445	$5.436
Number of Accumulation Units outstanding at end of period (in thousands)	68	76	193	306	331	372	337
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.112	$14.607	$13.022	$15.935	$14.538	$10.727	$—
Accumulation Unit Value at end of period	$15.461	$16.112	$14.607	$13.022	$15.935	$14.538	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	6	6	—
AllianceBernstein VPS International Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$7.467	$6.185	$5.507	$6.949	$6.773	$5.125	$10.781
Accumulation Unit Value at end of period	$6.870	$7.467	$6.185	$5.507	$6.949	$6.773	$5.125
Number of Accumulation Units outstanding at end of period (in thousands)	820	1,021	1,789	2,011	1,973	1,988	1,059
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.662	$12.273	$11.042	$14.081	$13.870	$10.606	$—
Accumulation Unit Value at end of period	$13.349	$14.662	$12.273	$11.042	$14.081	$13.870	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	10	10	11	10	—
AllianceBernstein VPS Small/Mid Cap Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.539	$12.216	$10.483	$11.663	$9.367	$6.675	$10.790
Accumulation Unit Value at end of period	$17.724	$16.539	$12.216	$10.483	$11.663	$9.367	$6.675
Number of Accumulation Units outstanding at end of period (in thousands)	138	200	376	473	599	407	287
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.663	$19.155	$16.611	$18.676	$15.157	$10.915	$—
Accumulation Unit Value at end of period	$27.214	$25.663	$19.155	$16.611	$18.676	$15.157	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	3	—	—
AllianceBernstein VPS Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.048	$8.973	$7.895	$8.342	$7.612	$6.393	$10.560
Accumulation Unit Value at end of period	$13.127	$12.048	$8.973	$7.895	$8.342	$7.612	$6.393
Number of Accumulation Units outstanding at end of period (in thousands)	25	33	40	85	58	69	41
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.622	$14.016	$12.463	$13.306	$12.269	$10.414	$—
Accumulation Unit Value at end of period	$20.078	$18.622	$14.016	$12.463	$13.306	$12.269	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	—	—	—	—	—

APP B-121

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Fidelity VIP Contrafund Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.664	$10.608	$9.286	$9.711	$8.443	$6.336	$10.608
Accumulation Unit Value at end of period	$15.007	$13.664	$10.608	$9.286	$9.711	$8.443	$6.336
Number of Accumulation Units outstanding at end of period (in thousands)	705	960	2,250	2,685	2,925	3,061	2,051
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.895	$16.393	$14.501	$15.325	$13.465	$10.211	—
Accumulation Unit Value at end of period	$22.709	$20.895	$16.393	$14.501	$15.325	$13.465	—
Number of Accumulation Units outstanding at end of period (in thousands)	43	33	34	33	35	34	—
Fidelity VIP Dynamic Capital Appreciation Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.474	$11.379	$9.463	$9.894	$8.525	$6.383	$10.293
Accumulation Unit Value at end of period	$16.844	$15.474	$11.379	$9.463	$9.894	$8.525	$6.383
Number of Accumulation Units outstanding at end of period (in thousands)	94	96	83	28	33	49	34
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.269	$18.034	$15.155	$16.014	$13.944	$10.550	$—
Accumulation Unit Value at end of period	$26.140	$24.269	$18.034	$15.155	$16.014	$13.944	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	—	—	—	—
Fidelity VIP Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.261	$9.913	$8.809	$8.959	$7.353	$5.842	$10.329
Accumulation Unit Value at end of period	$14.481	$13.261	$9.913	$8.809	$8.959	$7.353	$5.842
Number of Accumulation Units outstanding at end of period (in thousands)	172	193	350	438	159	282	206
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.694	$16.388	$14.716	$15.124	$12.545	$10.071	$—
Accumulation Unit Value at end of period	$23.442	$21.694	$16.388	$14.716	$15.124	$12.545	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	1	1	—
Fidelity VIP Mid Cap Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.735	$11.025	$9.784	$11.157	$8.822	$6.418	$10.251
Accumulation Unit Value at end of period	$15.368	$14.735	$11.025	$9.784	$11.157	$8.822	$6.418
Number of Accumulation Units outstanding at end of period (in thousands)	965	1,311	2,160	2,678	2,965	2,944	1,489
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.861	$17.286	$15.501	$17.865	$14.275	$10.494	$—
Accumulation Unit Value at end of period	$23.594	$22.861	$17.286	$15.501	$17.865	$14.275	$—
Number of Accumulation Units outstanding at end of period (in thousands)	43	42	45	32	45	33	—
Fidelity VIP Value Strategies Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.668	$11.454	$9.165	$10.243	$8.242	$5.332	$10.457
Accumulation Unit Value at end of period	$15.368	$14.668	$11.454	$9.165	$10.243	$8.242	$5.332
Number of Accumulation Units outstanding at end of period (in thousands)	59	98	168	157	183	192	104
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.030	$22.120	$17.885	$20.200	$16.426	$10.738	$—
Accumulation Unit Value at end of period	$29.060	$28.030	$22.120	$17.885	$20.200	$16.426	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	—	4	4	8	9	—

APP B-122

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.627	$10.832	$10.081	$10.778	$9.439	$7.232	$10.888
Accumulation Unit Value at end of period	$15.248	$14.627	$10.832	$10.081	$10.778	$9.439	$7.232
Number of Accumulation Units outstanding at end of period (in thousands)	53	106	137	137	119	95	60
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.260	$14.414	$13.555	$14.645	$12.961	$10.035	—
Accumulation Unit Value at end of period	$19.867	$19.260	$14.414	$13.555	$14.645	$12.961	—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	5	5	—
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.312	$11.886	$10.735	$10.670	$9.639	$7.239	$10.503
Accumulation Unit Value at end of period	$13.686	$13.312	$11.886	$10.735	$10.670	$9.639	$7.239
Number of Accumulation Units outstanding at end of period (in thousands)	2,255	3,268	7,047	8,583	8,876	8,914	5,141
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.649	$16.828	$15.359	$15.427	$14.082	$10.687	$—
Accumulation Unit Value at end of period	$18.973	$18.649	$16.828	$15.359	$15.427	$14.082	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	53	59	71	74	63	—
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.408	$10.689	$9.594	$10.063	$9.145	$7.547	$10.225
Accumulation Unit Value at end of period	$13.927	$13.408	$10.689	$9.594	$10.063	$9.145	$7.547
Number of Accumulation Units outstanding at end of period (in thousands)	630	888	1,184	1,552	1,682	1,749	948
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.103	$13.778	$12.497	$13.247	$12.165	$10.145	$—
Accumulation Unit Value at end of period	$17.579	$17.103	$13.778	$12.497	$13.247	$12.165	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	18	18	28	26	28	—
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.468	$9.899	$8.812	$9.060	$8.294	$6.695	$10.230
Accumulation Unit Value at end of period	$13.128	$12.468	$9.899	$8.812	$9.060	$8.294	$6.695
Number of Accumulation Units outstanding at end of period (in thousands)	2,202	3,083	4,120	5,037	5,271	4,991	2,610
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.223	$14.620	$13.153	$13.666	$12.642	$10.313	$—
Accumulation Unit Value at end of period	$18.987	$18.223	$14.620	$13.153	$13.666	$12.642	$—
Number of Accumulation Units outstanding at end of period (in thousands)	56	52	52	48	43	30	—
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.468	$12.299	$10.572	$11.181	$8.871	$6.989	$10.774
Accumulation Unit Value at end of period	$16.276	$16.468	$12.299	$10.572	$11.181	$8.871	$6.989
Number of Accumulation Units outstanding at end of period (in thousands)	365	502	749	987	1,059	1,083	597
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.743	$17.919	$15.566	$16.637	$13.338	$10.619	$—
Accumulation Unit Value at end of period	$23.221	$23.743	$17.919	$15.566	$16.637	$13.338	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	4	6	9	6	—

APP B-123

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.747	$11.601	$10.646	$11.388	$9.080	$6.436	$10.703
Accumulation Unit Value at end of period	$16.634	$15.747	$11.601	$10.646	$11.388	$9.080	$6.436
Number of Accumulation Units outstanding at end of period (in thousands)	181	249	220	328	295	255	149
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.328	$17.368	$16.106	$17.411	$14.030	$10.049	—
Accumulation Unit Value at end of period	$24.385	$23.328	$17.368	$16.106	$17.411	$14.030	—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	7	8	8	8	—
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.295	$13.101	$11.821	$11.729	$10.755	$8.710	$10.182
Accumulation Unit Value at end of period	$13.306	$13.295	$13.101	$11.821	$11.729	$10.755	$8.710
Number of Accumulation Units outstanding at end of period (in thousands)	1,550	2,096	4,734	5,347	5,414	5,229	2,264
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.194	$15.131	$13.797	$13.834	$12.818	$10.491	$—
Accumulation Unit Value at end of period	$15.049	$15.194	$15.131	$13.797	$13.834	$12.818	$—
Number of Accumulation Units outstanding at end of period (in thousands)	39	77	65	67	62	22	—
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.391	$11.234	$10.195	$10.176	$9.225	$7.198	$10.413
Accumulation Unit Value at end of period	$14.462	$13.391	$11.234	$10.195	$10.176	$9.225	$7.198
Number of Accumulation Units outstanding at end of period (in thousands)	457	472	443	433	382	306	118
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.278	$15.495	$14.211	$14.334	$13.132	$10.355	$—
Accumulation Unit Value at end of period	$19.534	$18.278	$15.495	$14.211	$14.334	$13.132	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.267	$9.698	$8.331	$9.561	$8.343	$5.823	$10.580
Accumulation Unit Value at end of period	$14.004	$13.267	$9.698	$8.331	$9.561	$8.343	$5.823
Number of Accumulation Units outstanding at end of period (in thousands)	6,737	10,056	17,868	22,375	24,221	23,668	14,067
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.568	$16.671	$14.473	$16.784	$14.800	$10.438	$—
Accumulation Unit Value at end of period	$23.572	$22.568	$16.671	$14.473	$16.784	$14.800	$—
Number of Accumulation Units outstanding at end of period (in thousands)	123	116	113	108	144	107	—
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.531	$10.877	$9.401	$9.448	$8.423	$6.815	$10.249
Accumulation Unit Value at end of period	$16.606	$14.531	$10.877	$9.401	$9.448	$8.423	$6.815
Number of Accumulation Units outstanding at end of period (in thousands)	1,563	2,364	2,809	3,417	3,758	3,321	1,440
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.085	$15.949	$13.931	$14.149	$12.746	$10.422	$—
Accumulation Unit Value at end of period	$23.844	$21.085	$15.949	$13.931	$14.149	$12.746	$—
Number of Accumulation Units outstanding at end of period (in thousands)	22	20	20	21	29	18	—

APP B-124

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.082	$10.852	$9.712	$9.745	$8.752	$7.136	$10.483
Accumulation Unit Value at end of period	$15.646	$14.082	$10.852	$9.712	$9.745	$8.752	$7.136
Number of Accumulation Units outstanding at end of period (in thousands)	4,574	7,129	10,614	13,121	14,166	13,324	7,136
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.356	$15.073	$13.633	$13.824	$12.545	$10.338	—
Accumulation Unit Value at end of period	$21.282	$19.356	$15.073	$13.633	$13.824	$12.545	—
Number of Accumulation Units outstanding at end of period (in thousands)	66	66	67	50	78	55	—
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.102	$8.281	$6.822	$8.054	$7.167	$5.371	$10.508
Accumulation Unit Value at end of period	$11.662	$11.102	$8.281	$6.822	$8.054	$7.167	$5.371
Number of Accumulation Units outstanding at end of period (in thousands)	56	44	40	47	34	34	37
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.658	$15.572	$12.963	$15.466	$13.907	$10.534	$—
Accumulation Unit Value at end of period	$21.473	$20.658	$15.572	$12.963	$15.466	$13.907	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	1	1	—	—	—	—
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.287	$9.951	$7.974	$8.897	$7.693	$6.034	$10.179
Accumulation Unit Value at end of period	$14.918	$13.287	$9.951	$7.974	$8.897	$7.693	$6.034
Number of Accumulation Units outstanding at end of period (in thousands)	2,174	3,210	4,536	5,558	6,250	5,861	2,659
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.021	$16.666	$13.497	$15.216	$13.297	$10.540	$—
Accumulation Unit Value at end of period	$24.466	$22.021	$16.666	$13.497	$15.216	$13.297	$—
Number of Accumulation Units outstanding at end of period (in thousands)	25	22	24	28	44	33	—
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.632	$14.932	$13.280	$12.895	$11.287	$7.626	$10.352
Accumulation Unit Value at end of period	$15.773	$15.632	$14.932	$13.280	$12.895	$11.287	$7.626
Number of Accumulation Units outstanding at end of period (in thousands)	461	709	1,357	1,451	1,783	1,148	188
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.193	$19.493	$17.519	$17.191	$15.206	$10.382	$—
Accumulation Unit Value at end of period	$20.162	$20.193	$19.493	$17.519	$17.191	$15.206	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	18	14	42	13	12	—
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.017	$9.214	$7.793	$9.210	$8.178	$6.230	$10.408
Accumulation Unit Value at end of period	$10.417	$11.017	$9.214	$7.793	$9.210	$8.178	$6.230
Number of Accumulation Units outstanding at end of period (in thousands)	829	1,117	904	1,096	1,088	884	604
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.942	$15.165	$12.962	$15.480	$13.891	$10.693	$—
Accumulation Unit Value at end of period	$16.787	$17.942	$15.165	$12.962	$15.480	$13.891	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	18	14	10	18	9	—

APP B-125

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.837	$11.151	$9.803	$10.313	$8.446	$6.642	$10.461
Accumulation Unit Value at end of period	$16.679	$15.837	$11.151	$9.803	$10.313	$8.446	$6.642
Number of Accumulation Units outstanding at end of period (in thousands)	210	354	340	464	563	687	328
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.649	$16.828	$14.950	$15.894	$13.154	$10.453	—
Accumulation Unit Value at end of period	$24.647	$23.649	$16.828	$14.950	$15.894	$13.154	—
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	2	7	1	4	—
Hartford Small/Mid Cap Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.471	$11.438	$10.035	$10.320	$8.337	$5.732	$10.244
Accumulation Unit Value at end of period	$16.013	$15.471	$11.438	$10.035	$10.320	$8.337	$5.732
Number of Accumulation Units outstanding at end of period (in thousands)	79	114	354	282	342	252	133
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.396	$19.720	$17.485	$18.170	$14.835	$10.307	$—
Accumulation Unit Value at end of period	$27.035	$26.396	$19.720	$17.485	$18.170	$14.835	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	18	13	15	15	15	—
Hartford SmallCap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.240	$14.203	$12.300	$12.329	$9.179	$6.892	$10.631
Accumulation Unit Value at end of period	$21.071	$20.240	$14.203	$12.300	$12.329	$9.179	$6.892
Number of Accumulation Units outstanding at end of period (in thousands)	105	154	296	314	193	133	73
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.655	$21.030	$18.404	$18.643	$14.025	$10.642	$—
Accumulation Unit Value at end of period	$30.550	$29.655	$21.030	$18.404	$18.643	$14.025	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	15	15	16	13	13	—
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.974	$10.742	$9.547	$9.814	$8.691	$6.242	$10.633
Accumulation Unit Value at end of period	$15.299	$13.974	$10.742	$9.547	$9.814	$8.691	$6.242
Number of Accumulation Units outstanding at end of period (in thousands)	18	28	233	31	41	39	26
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.938	$17.042	$15.307	$15.900	$14.229	$10.328	$—
Accumulation Unit Value at end of period	$23.768	$21.938	$17.042	$15.307	$15.900	$14.229	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	2	2	1	6	6	—
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.629	$11.986	$11.331	$10.767	$10.181	$9.000	$9.941
Accumulation Unit Value at end of period	$12.112	$11.629	$11.986	$11.331	$10.767	$10.181	$9.000
Number of Accumulation Units outstanding at end of period (in thousands)	10,813	15,656	15,445	17,214	19,012	17,393	7,751
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.572	$13.094	$12.510	$12.012	$11.478	$10.253	$—
Accumulation Unit Value at end of period	$12.957	$12.572	$13.094	$12.510	$12.012	$11.478	$—
Number of Accumulation Units outstanding at end of period (in thousands)	100	108	94	89	120	83	—

APP B-126

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.134	$10.479	$10.273	$9.959	$9.754	$9.592	$9.798
Accumulation Unit Value at end of period	$10.249	$10.134	$10.479	$10.273	$9.959	$9.754	$9.592
Number of Accumulation Units outstanding at end of period (in thousands)	430	601	1,702	2,083	1,651	1,651	1,434
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.048	$10.499	$10.402	$10.190	$10.086	$10.024	—
Accumulation Unit Value at end of period	$10.055	$10.048	$10.499	$10.402	$10.190	$10.086	—
Number of Accumulation Units outstanding at end of period (in thousands)	28	16	172	32	11	6	—
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.225	$9.379	$9.535	$9.693	$9.855	$10.012	$10.013
Accumulation Unit Value at end of period	$9.083	$9.225	$9.379	$9.535	$9.693	$9.855	$10.012
Number of Accumulation Units outstanding at end of period (in thousands)	1,420	2,459	5,019	5,872	4,799	6,042	5,454
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.725	$8.963	$9.209	$9.461	$9.720	$9.979	$—
Accumulation Unit Value at end of period	$8.501	$8.725	$8.963	$9.209	$9.461	$9.720	$—
Number of Accumulation Units outstanding at end of period (in thousands)	35	41	203	94	85	48	—
Hartford Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.060	$10.834	$9.415	$9.762	$8.655	$7.075	$10.637
Accumulation Unit Value at end of period	$15.402	$14.060	$10.834	$9.415	$9.762	$8.655	$7.075
Number of Accumulation Units outstanding at end of period (in thousands)	138	207	437	522	571	257	194
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.432	$15.131	$13.288	$13.924	$12.475	$10.305	$—
Accumulation Unit Value at end of period	$21.064	$19.432	$15.131	$13.288	$13.924	$12.475	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	6	10	—	—
HIMCO VIT American Funds Asset Allocation Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.204	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.765	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	803	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.658	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.370	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—
HIMCO VIT American Funds Blue Chip Income and Growth Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.818	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.729	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	362	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.217	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.505	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	—	—	—	—	—	—

APP B-127

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Bond Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.952	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.916	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4,145	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.005	$—	$—	$—	$—	$—	—
Accumulation Unit Value at end of period	$11.941	$—	$—	$—	$—	$—	—
Number of Accumulation Units outstanding at end of period (in thousands)	44	—	—	—	—	—	—
HIMCO VIT American Funds Global Bond Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.302	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.960	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	180	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.650	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.274	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	—	—	—	—	—	—
HIMCO VIT American Funds Global Growth and Income Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.459	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.058	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	589	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.976	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.927	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	—	—	—	—	—	—
HIMCO VIT American Funds Global Growth Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.508	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.204	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	211	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.730	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.785	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	—	—	—	—	—	—
HIMCO VIT American Funds Global Small Capitalization Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.512	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.072	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	853	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.785	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.847	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	—	—	—	—	—	—

APP B-128

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Growth Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.740	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.658	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3,689	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.278	$—	$—	$—	$—	$—	—
Accumulation Unit Value at end of period	$22.766	$—	$—	$—	$—	$—	—
Number of Accumulation Units outstanding at end of period (in thousands)	83	—	—	—	—	—	—
HIMCO VIT American Funds Growth-Income Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.400	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.261	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,627	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.140	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.390	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	56	—	—	—	—	—	—
HIMCO VIT American Funds International Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.729	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.886	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3,419	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.340	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.570	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	51	—	—	—	—	—	—
HIMCO VIT American Funds New World Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.046	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.687	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	311	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.689	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.060	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	30	—	—	—	—	—	—
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.506	$9.822	$10.135	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.370	$13.506	$9.822	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	24	40	40	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.248	$9.736	$10.117	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.949	$13.248	$9.736	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	—	—	—	—

APP B-129

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. American Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.589	$11.833	$10.275	$10.360	$8.620	$6.298	$10.475
Accumulation Unit Value at end of period	$16.787	$15.589	$11.833	$10.275	$10.360	$8.620	$6.298
Number of Accumulation Units outstanding at end of period (in thousands)	50	57	198	256	236	279	181
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.793	$19.017	$16.688	$17.004	$14.298	$10.555	—
Accumulation Unit Value at end of period	$26.420	$24.793	$19.017	$16.688	$17.004	$14.298	—
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	—	—	—	—	—
Invesco V.I. Balanced Risk Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.862	$11.891	$10.926	$10.345	$—	$—	$—
Accumulation Unit Value at end of period	$12.334	$11.862	$11.891	$10.926	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	350	517	825	738	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.520	$11.669	$10.836	$10.331	$—	$—	$—
Accumulation Unit Value at end of period	$11.853	$11.520	$11.669	$10.836	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	13	21	13	—	—	—
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.638	$10.753	$9.622	$9.811	$9.130	$7.252	$10.385
Accumulation Unit Value at end of period	$14.467	$13.638	$10.753	$9.622	$9.811	$9.130	$7.252
Number of Accumulation Units outstanding at end of period (in thousands)	46	52	88	110	243	309	98
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.154	$14.465	$13.080	$13.478	$12.674	$10.174	$—
Accumulation Unit Value at end of period	$19.057	$18.154	$14.465	$13.080	$13.478	$12.674	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	—	—	—	—	—
Invesco V.I. Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.943	$10.597	$9.421	$9.799	$8.880	$7.274	$10.476
Accumulation Unit Value at end of period	$15.082	$13.943	$10.597	$9.421	$9.799	$8.880	$7.274
Number of Accumulation Units outstanding at end of period (in thousands)	87	125	240	283	299	304	187
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.830	$14.461	$12.993	$13.657	$12.506	$10.353	$—
Accumulation Unit Value at end of period	$20.155	$18.830	$14.461	$12.993	$13.657	$12.506	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	9	8	3	3	3	—
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.378	$9.744	$8.595	$9.394	$8.481	$6.391	$10.303
Accumulation Unit Value at end of period	$11.202	$11.378	$9.744	$8.595	$9.394	$8.481	$6.391
Number of Accumulation Units outstanding at end of period (in thousands)	958	1,278	1,528	1,754	1,918	1,843	830
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.971	$15.552	$13.863	$15.313	$13.971	$10.639	$—
Accumulation Unit Value at end of period	$17.508	$17.971	$15.552	$13.863	$15.313	$13.971	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	10	10	48	19	15	—

APP B-130

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.246	$9.858	$10.015	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.032	$13.246	$9.858	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	23	46	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.993	$9.772	$9.998	$—	$—	$—	—
Accumulation Unit Value at end of period	$13.620	$12.993	$9.772	$—	$—	$—	—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	—	—	—	—
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.905	$9.980	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.744	$9.905	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	814	1,155	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.844	$9.967	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.583	$9.844	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	22	—	—	—	—	—
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.569	$12.287	$10.991	$11.285	$8.948	$7.524	$10.730
Accumulation Unit Value at end of period	$16.637	$16.569	$12.287	$10.991	$11.285	$8.948	$7.524
Number of Accumulation Units outstanding at end of period (in thousands)	270	375	397	475	432	221	113
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.851	$16.376	$14.802	$15.359	$12.307	$10.458	$—
Accumulation Unit Value at end of period	$21.713	$21.851	$16.376	$14.802	$15.359	$12.307	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	6	5	—	—
Lord Abbett Bond-Debenture Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.682	$13.798	$12.465	$12.141	$10.989	$8.318	$10.285
Accumulation Unit Value at end of period	$15.069	$14.682	$13.798	$12.465	$12.141	$10.989	$8.318
Number of Accumulation Units outstanding at end of period (in thousands)	643	883	1,727	2,100	2,294	2,396	1,137
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.587	$16.703	$15.249	$15.009	$13.729	$10.501	$—
Accumulation Unit Value at end of period	$17.863	$17.587	$16.703	$15.249	$15.009	$13.729	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	8	14	15	17	17	—
Lord Abbett Calibrated Dividend Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.765	$11.733	$10.607	$10.763	$9.534	$7.854	$10.366
Accumulation Unit Value at end of period	$16.199	$14.765	$11.733	$10.607	$10.763	$9.534	$7.854
Number of Accumulation Units outstanding at end of period (in thousands)	367	504	465	511	359	265	121
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.570	$14.913	$13.624	$13.970	$12.505	$10.410	$—
Accumulation Unit Value at end of period	$20.162	$18.570	$14.913	$13.624	$13.970	$12.505	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	4	4	5	5	—

APP B-131

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Lord Abbett Growth and Income Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.678	$9.484	$8.602	$9.312	$8.063	$6.894	$10.527
Accumulation Unit Value at end of period	$13.425	$12.678	$9.484	$8.602	$9.312	$8.063	$6.894
Number of Accumulation Units outstanding at end of period (in thousands)	80	124	281	320	341	338	242
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.043	$13.639	$12.501	$13.675	$11.966	$10.339	—
Accumulation Unit Value at end of period	$18.906	$18.043	$13.639	$12.501	$13.675	$11.966	—
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	7	7	7	7	—
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.644	$11.652	$10.118	$10.344	$9.142	$6.768	$10.619
Accumulation Unit Value at end of period	$16.724	$15.644	$11.652	$10.118	$10.344	$9.142	$6.768
Number of Accumulation Units outstanding at end of period (in thousands)	340	494	100	128	102	71	38
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.149	$16.671	$14.629	$15.114	$13.499	$10.099	$—
Accumulation Unit Value at end of period	$23.432	$22.149	$16.671	$14.629	$15.114	$13.499	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	4	3	7	7	—
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.034	$10.830	$9.265	$9.653	$8.850	$7.110	$10.600
Accumulation Unit Value at end of period	$15.283	$14.034	$10.830	$9.265	$9.653	$8.850	$7.110
Number of Accumulation Units outstanding at end of period (in thousands)	36	56	106	98	114	114	60
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.128	$14.917	$12.896	$13.578	$12.581	$10.213	$—
Accumulation Unit Value at end of period	$20.613	$19.128	$14.917	$12.896	$13.578	$12.581	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	3	4	2	2	—
MFS Research Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.279	$12.646	$12.009	$11.466	$10.874	$9.537	$10.040
Accumulation Unit Value at end of period	$12.757	$12.279	$12.646	$12.009	$11.466	$10.874	$9.537
Number of Accumulation Units outstanding at end of period (in thousands)	4,474	6,389	2,247	1,942	1,756	750	152
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.553	$13.065	$12.538	$12.098	$11.593	$10.276	$—
Accumulation Unit Value at end of period	$12.906	$12.553	$13.065	$12.538	$12.098	$11.593	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	16	18	17	15	3	—
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.743	$10.911	$9.999	$10.007	$9.279	$8.013	$10.255
Accumulation Unit Value at end of period	$13.567	$12.743	$10.911	$9.999	$10.007	$9.279	$8.013
Number of Accumulation Units outstanding at end of period (in thousands)	814	1,118	2,245	2,450	2,306	1,982	964
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.529	$13.436	$12.443	$12.585	$11.793	$10.292	$—
Accumulation Unit Value at end of period	$16.361	$15.529	$13.436	$12.443	$12.585	$11.793	$—
Number of Accumulation Units outstanding at end of period (in thousands)	65	57	56	56	48	36	—

APP B-132

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.225	$10.665	$9.357	$9.557	$8.736	$7.253	$10.526
Accumulation Unit Value at end of period	$15.420	$14.225	$10.665	$9.357	$9.557	$8.736	$7.253
Number of Accumulation Units outstanding at end of period (in thousands)	1,590	2,359	2,891	3,516	3,882	3,425	1,491
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.321	$14.639	$12.978	$13.396	$12.374	$10.382	—
Accumulation Unit Value at end of period	$20.725	$19.321	$14.639	$12.978	$13.396	$12.374	—
Number of Accumulation Units outstanding at end of period (in thousands)	22	24	22	65	31	12	—
Oppenheimer Capital Appreciation Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.683	$9.962	$8.899	$9.173	$8.544	$6.026	$10.874
Accumulation Unit Value at end of period	$14.362	$12.683	$9.962	$8.899	$9.173	$8.544	$6.026
Number of Accumulation Units outstanding at end of period (in thousands)	16	20	78	97	91	105	52
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.494	$16.267	$14.684	$15.297	$14.399	$10.262	$—
Accumulation Unit Value at end of period	$22.966	$20.494	$16.267	$14.684	$15.297	$14.399	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	2	—
Oppenheimer Equity Income Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.450	$9.834	$8.841	$9.410	$8.333	$6.390	$10.773
Accumulation Unit Value at end of period	$13.560	$12.450	$9.834	$8.841	$9.410	$8.333	$6.390
Number of Accumulation Units outstanding at end of period (in thousands)	61	81	53	53	38	73	27
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.827	$15.028	$13.653	$14.685	$13.141	$10.183	$—
Accumulation Unit Value at end of period	$20.292	$18.827	$15.028	$13.653	$14.685	$13.141	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	6	6	—	—	—
Oppenheimer Global Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.610	$10.895	$9.158	$10.178	$8.943	$6.524	$10.587
Accumulation Unit Value at end of period	$13.662	$13.610	$10.895	$9.158	$10.178	$8.943	$6.524
Number of Accumulation Units outstanding at end of period (in thousands)	216	312	613	848	859	999	717
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.071	$17.046	$14.479	$16.262	$14.440	$10.645	$—
Accumulation Unit Value at end of period	$20.931	$21.071	$17.046	$14.479	$16.262	$14.440	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	4	4	7	5	—
Oppenheimer Main Street Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.044	$10.862	$9.470	$9.658	$8.477	$6.733	$10.551
Accumulation Unit Value at end of period	$15.251	$14.044	$10.862	$9.470	$9.658	$8.477	$6.733
Number of Accumulation Units outstanding at end of period (in thousands)	27	39	78	67	69	56	37
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.584	$16.089	$14.175	$14.609	$12.958	$10.401	$—
Accumulation Unit Value at end of period	$22.120	$20.584	$16.089	$14.175	$14.609	$12.958	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	3	2	2	2	—

APP B-133

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Main Street Small Cap Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.896	$12.215	$10.553	$10.991	$9.080	$6.744	$10.519
Accumulation Unit Value at end of period	$18.557	$16.896	$12.215	$10.553	$10.991	$9.080	$6.744
Number of Accumulation Units outstanding at end of period (in thousands)	282	394	721	886	977	1,066	533
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.663	$18.748	$16.369	$17.227	$14.383	$10.794	—
Accumulation Unit Value at end of period	$27.891	$25.663	$18.748	$16.369	$17.227	$14.383	—
Number of Accumulation Units outstanding at end of period (in thousands)	3	5	5	6	7	7	—
Putnam VT Diversified Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.310	$12.551	$11.441	$12.012	$10.839	$7.093	$10.239
Accumulation Unit Value at end of period	$13.138	$13.310	$12.551	$11.441	$12.012	$10.839	$7.093
Number of Accumulation Units outstanding at end of period (in thousands)	1,107	1,481	2,548	2,634	3,176	3,612	1,496
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.579	$17.704	$16.309	$17.304	$15.778	$10.433	$—
Accumulation Unit Value at end of period	$18.147	$18.579	$17.704	$16.309	$17.304	$15.778	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	9	5	6	8	8	—
Putnam VT Global Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.401	$11.401	$10.150	$10.362	$9.185	$6.907	$10.295
Accumulation Unit Value at end of period	$14.424	$13.401	$11.401	$10.150	$10.362	$9.185	$6.907
Number of Accumulation Units outstanding at end of period (in thousands)	62	97	265	225	238	254	36
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.228	$16.532	$14.872	$15.344	$13.744	$10.444	$—
Accumulation Unit Value at end of period	$20.480	$19.228	$16.532	$14.872	$15.344	$13.744	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Putnam VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.928	$7.881	$6.571	$8.043	$7.431	$6.062	$10.500
Accumulation Unit Value at end of period	$9.103	$9.928	$7.881	$6.571	$8.043	$7.431	$6.062
Number of Accumulation Units outstanding at end of period (in thousands)	53	63	42	52	55	76	35
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.601	$13.317	$11.222	$13.880	$12.960	$10.683	$—
Accumulation Unit Value at end of period	$15.063	$16.601	$13.317	$11.222	$13.880	$12.960	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
Putnam VT International Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.368	$7.793	$6.509	$7.676	$7.284	$5.869	$10.579
Accumulation Unit Value at end of period	$8.340	$9.368	$7.793	$6.509	$7.676	$7.284	$5.869
Number of Accumulation Units outstanding at end of period (in thousands)	45	44	56	44	47	62	23
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.269	$13.676	$11.545	$13.757	$13.193	$10.741	$—
Accumulation Unit Value at end of period	$14.333	$16.269	$13.676	$11.545	$13.757	$13.193	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

APP B-134

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
Putnam VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.683	$11.420	$9.882	$10.545	$8.509	$6.577	$10.314
Accumulation Unit Value at end of period	$15.956	$15.683	$11.420	$9.882	$10.545	$8.509	$6.577
Number of Accumulation Units outstanding at end of period (in thousands)	25	36	39	90	58	48	32
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.213	$17.818	$15.581	$16.802	$13.701	$10.702	—
Accumulation Unit Value at end of period	$24.377	$24.213	$17.818	$15.581	$16.802	$13.701	—
Number of Accumulation Units outstanding at end of period (in thousands)	1	7	10	11	11	11	—
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.881	$9.126	$8.207	$9.919	$8.589	$5.063	$9.905
Accumulation Unit Value at end of period	$7.995	$8.881	$9.126	$8.207	$9.919	$8.589	$5.063
Number of Accumulation Units outstanding at end of period (in thousands)	209	270	694	805	1,103	1,088	560
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.311	$17.977	$16.336	$19.953	$17.459	$10.401	$—
Accumulation Unit Value at end of period	$15.420	$17.311	$17.977	$16.336	$19.953	$17.459	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	11	11	13	19	16	—
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.316	$9.363	$8.058	$9.178	$8.609	$6.396	$10.347
Accumulation Unit Value at end of period	$9.882	$11.316	$9.363	$8.058	$9.178	$8.609	$6.396
Number of Accumulation Units outstanding at end of period (in thousands)	846	1,065	684	898	782	519	223
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.963	$15.020	$13.062	$15.035	$14.252	$10.700	$—
Accumulation Unit Value at end of period	$15.522	$17.963	$15.020	$13.062	$15.035	$14.252	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	14	15	14	20	16	—
Templeton Global Bond VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.268	$14.286	$12.633	$12.967	$11.535	$9.889	$9.906
Accumulation Unit Value at end of period	$14.272	$14.268	$14.286	$12.633	$12.967	$11.535	$9.889
Number of Accumulation Units outstanding at end of period (in thousands)	995	1,291	2,719	3,306	3,504	2,961	1,382
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.578	$14.751	$13.181	$13.673	$12.291	$10.649	$—
Accumulation Unit Value at end of period	$14.430	$14.578	$14.751	$13.181	$13.673	$12.291	$—
Number of Accumulation Units outstanding at end of period (in thousands)	87	117	119	169	98	62	—
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.033	$9.365	$7.867	$8.613	$8.159	$6.333	$10.340
Accumulation Unit Value at end of period	$11.495	$12.033	$9.365	$7.867	$8.613	$8.159	$6.333
Number of Accumulation Units outstanding at end of period (in thousands)	653	804	1,485	1,735	1,811	1,779	1,139
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.158	$15.066	$12.790	$14.151	$13.547	$10.626	$—
Accumulation Unit Value at end of period	$18.110	$19.158	$15.066	$12.790	$14.151	$13.547	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	8	8	15	13	—

APP B-135

	As of December 31,
Sub-Account	2014	2013	2012	2011	2010	2009	2008
UIF Mid Cap Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.469	$11.438	$10.719	$11.739	$9.023	$5.829	$10.714
Accumulation Unit Value at end of period	$15.496	$15.469	$11.438	$10.719	$11.739	$9.023	$5.829
Number of Accumulation Units outstanding at end of period (in thousands)	93	133	440	704	696	738	503
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.882	$19.340	$18.314	$20.270	$15.744	$10.278	—
Accumulation Unit Value at end of period	$25.657	$25.882	$19.340	$18.314	$20.270	$15.744	—
Number of Accumulation Units outstanding at end of period (in thousands)	8	7	5	6	7	8	—
(a) Inception date October 20, 2014.

APP C-1

APPENDIX C - THE FUNDS

The following tables describe the investment options available by contract, including the Fund name, share class, fund objectives and the investment adviser and sub-adviser of each Fund. For additional information on each Fund, please refer to the Fund’s Prospectus.

1.	Hartford Leaders Series IV, Hartford Leaders Access Series IV, Hartford Leaders
Plus Series IV, Hartford Leaders Outlook Series IV, Hartford Leaders Platinum Series I,
Hartford Leaders Platinum Outlook Series I and Hartford Leaders Ultra            App C - 2

2.	Hartford Leaders / Chase Series III App C - 8

3.	Huntington Hartford Leaders II and Huntington Hartford Leaders Outlook Series II App C - 14

4.	Hartford Leaders Select Series II, Hartford Leaders Select Plus Series II and Hartford
Leaders Select Outlook Series II                                App C - 20

APP C-2

1.
Hartford Leaders Series VI, Hartford Leaders Access Series VI, Hartford Leaders Plus Series VI, Hartford Leaders Outlook Series VI, Hartford Leaders Platinum Series I and Hartford Leaders Platinum Outlook Series I:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AB Variable Products Series Fund, Inc.(1)
AB VPS Balanced Wealth Strategy Portfolio - Class B(2)	Achieve the highest total return consistent with the Adviser’s determination of reasonable risk	AllianceBernstein, L.P.
AB VPS International Growth Portfolio - Class B(3)	Seeks long-term growth of capital	AllianceBernstein, L.P.
AB VPS International Value Portfolio - Class B(4)	Seeks long-term growth of capital	AllianceBernstein, L.P.
AB VPS Small/Mid Cap Value Portfolio - Class B(5)	Seeks long-term growth of capital	AllianceBernstein, L.P.
AB VPS Value Portfolio - Class B(6)	Seeks long-term growth of capital	AllianceBernstein, L.P.
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series II(7)	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. American Value Fund - Series II(8)	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities	Invesco Advisers, Inc.
Invesco V.I. Balanced Risk Allocation Fund - Series II	Seeks total return with a low to moderate correlation to traditional financial market indices	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series II	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Growth and Income Fund - Series II(9)	Seeks long-term growth of capital and income	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series II	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth Fund - Series II(10)	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Money Market Fund - Series I **	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series II	Seeks long-term growth of capital	Invesco Advisers, Inc.
Fidelity Variable Insurance Products Funds
Fidelity® VIP Contrafund® Portfolio - Service Class 2	Seeks long-term capital appreciation	Fidelity Management & Research Company (FMR) (the Advisor) Sub-advised by FMR Co., Inc. (FMRC) and other investment advisers
Fidelity® VIP Dynamic Capital Appreciation Portfolio - Service Class 2	Seeks capital appreciation	Fidelity Management & Research Company (FMR) (the Advisor) Sub-advised by FMR Co., Inc. (FMRC) and other investment advisers
Fidelity® VIP Growth Portfolio - Service Class 2	Seeks to achieve capital appreciation	Fidelity Management & Research Company (FMR) (the Advisor) Sub-advised by FMR Co., Inc. (FMRC) and other investment advisers

APP C-3

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fidelity® VIP Mid Cap Portfolio - Service Class 2	Seeks long-term growth of capital	Fidelity Management & Research Company (FMR) (the Advisor) Sub-advised by FMR Co., Inc. (FMRC) and other investment advisers
Fidelity® VIP Value Strategies Portfolio - Service Class 2	Seeks capital appreciation	Fidelity Management & Research Company (FMR) (the Advisor) Sub-advised by FMR Co., Inc. (FMRC) and other investment advisers
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth VIP Fund - Class 4(11)	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Income VIP Fund - Class 4(12)	Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc. Sub-advised by Templeton Investment Counsel, LLC
Franklin Mutual Global Discovery VIP Fund - Class 4(13)	Seeks capital appreciation	Franklin Mutual Advisers, LLC Sub-advised by Franklin Templeton Investment Management Limited
Franklin Mutual Shares VIP Fund - Class 4(14)	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Small Cap Value VIP Fund - Class 4(15)	Seeks long-term total return	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 4(16)	Seeks long-term capital growth	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund - Class 4(17)	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund - Class 4(18)	Seeks long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund - Class 4(19)	Seeks long-term capital growth	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund - Class 4(20)	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Franklin Advisers, Inc.
Templeton Growth VIP Fund - Class 4(21)	Seeks long-term capital growth	Templeton Global Advisors Limited
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IA	Seeks capital appreciation	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Small/Mid Cap Equity HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford SmallCap Growth HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IA	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.

APP C-4

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford Balanced HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IA	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IA	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IA	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IA(22)	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
HIMCO VIT
HIMCO VIT American Funds Asset Allocation Fund - IB	Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.	Hartford Funds Management Company, LLC
HIMCO VIT American Funds Blue Chip Income and Growth Fund - IB	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Hartford Funds Management Company, LLC
HIMCO VIT American Funds Bond Fund - IB	Seeks as high a level of current income as is consistent with the preservation of capital.	Hartford Investment Management Company

APP C-5

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
HIMCO VIT American Funds Global Bond Fund - IB	Seeks to provide you, over the long term, with a high level of total return consistent with prudent investment management.	Hartford Investment Management Company
HIMCO VIT American Funds Global Growth and Income Fund - IB	Seeks long-term growth of capital while providing current income.	Hartford Investment Management Company
HIMCO VIT American Funds Global Growth Fund - IB	Seeks long-term growth of capital.	Hartford Investment Management Company
HIMCO VIT American Funds Global Small Capitalization Fund - IB	Seeks long-term growth of capital.	Hartford Investment Management Company
HIMCO VIT American Funds Growth Fund - IB	Seeks long-term growth of capital and income.	Hartford Investment Management Company
HIMCO VIT American Funds Growth-Income Fund - IB	Seeks long-term growth of capital and income.	Hartford Investment Management Company
HIMCO VIT American Funds International Fund - IB	Seeks long-term growth of capital.	Hartford Investment Management Company
HIMCO VIT American Funds New World Fund - IB	Seeks long-term capital appreciation.	Hartford Investment Management Company
Lord Abbett Series Fund, Inc.
Lord Abbett Bond-Debenture Portfolio - Class VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return	Lord, Abbett & Co. LLC
Lord Abbett Calibrated Dividend Growth Portfolio - Class VC(23)	Seeks current income and capital appreciation	Lord, Abbett & Co. LLC
Lord Abbett Growth and Income Portfolio - Class VC	Seeks long-term growth of capital and income without excessive fluctuations in market value	Lord, Abbett & Co. LLC
MFS® Variable Insurance Trust
MFS® Growth Series - Service Class	Seeks capital appreciation	MFS Investment Management
MFS® Investors Trust Series - Service Class	Seeks capital appreciation	MFS Investment Management
MFS® Total Return Bond Series - Service Class(24)	Seeks total return with an emphasis on current income, but also considering capital appreciation	MFS Investment Management
MFS® Total Return Series - Service Class	Seeks total return	MFS Investment Management
MFS® Value Series - Service Class	Seeks capital appreciation	MFS Investment Management
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA - Service Shares	Seeks capital appreciation	OFI Global Asset Management, Inc. Sub-advised by OppenheimerFunds, Inc.
Oppenheimer Equity Income Fund/VA(25)	Seeks total return	OFI Global Asset Management, Inc. Sub-advised by OppenheimerFunds, Inc.
Oppenheimer Global Fund/VA - Service Shares(26)	Seeks capital appreciation	OFI Global Asset Management, Inc. Sub-advised by OppenheimerFunds, Inc.
Oppenheimer Main Street Fund®/VA - Service Shares	Seeks capital appreciation	OFI Global Asset Management, Inc. Sub-advised by OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund/VA(27)	Seeks capital appreciation	OFI Global Asset Management, Inc. Sub-advised by OppenheimerFunds, Inc.
Putnam Variable Trust

APP C-6

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Putnam VT Diversified Income Fund - Class IB	As high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital	Putnam Investment Management, LLC
Putnam VT Global Asset Allocation Fund - Class IB	Long-term return consistent with preservation of capital	Putnam Investment Management, LLC Sub-advised by Putnam Advisory Company, LLC
Putnam VT International Equity Fund - Class IB	Capital appreciation	Putnam Investment Management, LLC Sub-advised by Putnam Advisory Company, LLC
Putnam VT International Value Fund - Class IB	Capital growth. Current income is a secondary objective	Putnam Investment Management, LLC Sub-advised by Putnam Advisory Company, LLC
Putnam VT Small Cap Value Fund - Class IB	Capital appreciation	Putnam Investment Management, LLC
The Universal Institutional Funds, Inc.
UIF Mid Cap Growth Portfolio - Class II	Seeks long-term capital growth by investing primarily in common stocks and other equity securities	Morgan Stanley Investment Management Inc.
______________

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.

**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

______________

Notes

1	Formerly AllianceBernstein Variable Products Series Fund, Inc.

2	Formerly AllianceBernstein VPS Balanced Wealth Strategy Portfolio - Class B

3	Formerly AllianceBernstein VPS International Growth Portfolio - Class B

4	Formerly AllianceBernstein VPS International Value Portfolio - Class B

5	Formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class B

6	Formerly AllianceBernstein VPS Value Portfolio - Class B

7	Formerly Invesco Van Kampen V.I. American Franchise Fund - Series II

8	Formerly Invesco Van Kampen V.I. American Value Fund - Series II

9	Formerly Invesco Van Kampen V.I. Growth and Income Fund - Series II

10	Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund - Series II

11	Formerly Franklin Flex Cap Growth Securities Fund - Class 4

12	Formerly Franklin Income Securities Fund - Class 4

13	Formerly Mutual Global Discovery Securities Fund - Class 4

14	Formerly Mutual Shares Securities Fund - Class 4

15	Formerly Franklin Small Cap Value Securities Fund - Class 4

16	Formerly Franklin Small-Mid Cap Growth Securities Fund - Class 4

17	Formerly Franklin Strategic Income Securities Fund - Class 4

18	Formerly Templeton Developing Markets Securities Fund - Class 4

19	Formerly Templeton Foreign Securities Fund - Class 4

20	Formerly Templeton Global Bond Securities Fund - Class 4

21	Formerly Templeton Growth Securities Fund - Class 4

APP C-7

22	Formerly Hartford Money Market HLS Fund - Class IA

23	Formerly Lord Abbett Capital Structure Portfolio - Class VC

24	Formerly MFS® Research Bond Series - Service Class

25	Formerly Oppenheimer Value Fund/VA - Service Shares

26	Formerly Oppenheimer Global Securities Fund/VA - Service Shares

27	Formerly Oppenheimer Main Street Small- & Mid- Cap Fund®/VA - Service Shares

APP C-8

2.	Hartford Leaders / Chase Series III:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AB Variable Products Series Fund, Inc.(1)
AB VPS Balanced Wealth Strategy Portfolio - Class B(2)	Achieve the highest total return consistent with the Adviser’s determination of reasonable risk	AllianceBernstein, L.P.
AB VPS International Growth Portfolio - Class B(3)	Seeks long-term growth of capital	AllianceBernstein, L.P.
AB VPS International Value Portfolio - Class B(4)	Seeks long-term growth of capital	AllianceBernstein, L.P.
AB VPS Small/Mid Cap Value Portfolio - Class B(5)	Seeks long-term growth of capital	AllianceBernstein, L.P.
AB VPS Value Portfolio - Class B(6)	Seeks long-term growth of capital	AllianceBernstein, L.P.
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series II(7)	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. American Value Fund - Series II(8)	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities	Invesco Advisers, Inc.
Invesco V.I. Balanced Risk Allocation Fund - Series II	Seeks total return with a low to moderate correlation to traditional financial market indices	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series II	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Growth and Income Fund - Series II(9)	Seeks long-term growth of capital and income	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series II	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth Fund - Series II(10)	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Money Market Fund - Series I **	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series II	Seeks long-term growth of capital	Invesco Advisers, Inc.
Fidelity Variable Insurance Products Funds
Fidelity® VIP Contrafund® Portfolio - Service Class 2	Seeks long-term capital appreciation	Fidelity Management & Research Company (FMR) (the Advisor) Sub-advised by FMR Co., Inc. (FMRC) and other investment advisers
Fidelity® VIP Dynamic Capital Appreciation Portfolio - Service Class 2	Seeks capital appreciation	Fidelity Management & Research Company (FMR) (the Advisor) Sub-advised by FMR Co., Inc. (FMRC) and other investment advisers
Fidelity® VIP Growth Portfolio - Service Class 2	Seeks to achieve capital appreciation	Fidelity Management & Research Company (FMR) (the Advisor) Sub-advised by FMR Co., Inc. (FMRC) and other investment advisers
Fidelity® VIP Mid Cap Portfolio - Service Class 2	Seeks long-term growth of capital	Fidelity Management & Research Company (FMR) (the Advisor) Sub-advised by FMR Co., Inc. (FMRC) and other investment advisers

APP C-9

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fidelity® VIP Value Strategies Portfolio - Service Class 2	Seeks capital appreciation	Fidelity Management & Research Company (FMR) (the Advisor) Sub-advised by FMR Co., Inc. (FMRC) and other investment advisers
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth VIP Fund - Class 4(11)	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Income VIP Fund - Class 4(12)	Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc. Sub-advised by Templeton Investment Counsel, LLC
Franklin Mutual Global Discovery VIP Fund - Class 4(13)	Seeks capital appreciation	Franklin Mutual Advisers, LLC Sub-advised by Franklin Templeton Investment Management Limited
Franklin Mutual Shares VIP Fund - Class 4(14)	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Small Cap Value VIP Fund - Class 4(15)	Seeks long-term total return	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 4(16)	Seeks long-term capital growth	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund - Class 4(17)	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund - Class 4(18)	Seeks long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund - Class 4(19)	Seeks long-term capital growth	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund - Class 4(20)	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Franklin Advisers, Inc.
Templeton Growth VIP Fund - Class 4(21)	Seeks long-term capital growth	Templeton Global Advisors Limited
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IA	Seeks capital appreciation	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Small/Mid Cap Equity HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford SmallCap Growth HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IA	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP

APP C-10

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford Capital Appreciation HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IA	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IA	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IA	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IA(22)	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
HIMCO VIT
HIMCO VIT American Funds Asset Allocation Fund - IB	Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.	Hartford Funds Management Company, LLC
HIMCO VIT American Funds Blue Chip Income and Growth Fund - IB	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Hartford Funds Management Company, LLC
HIMCO VIT American Funds Bond Fund - IB	Seeks as high a level of current income as is consistent with the preservation of capital.	Hartford Investment Management Company
HIMCO VIT American Funds Global Bond Fund - IB	Seeks to provide you, over the long term, with a high level of total return consistent with prudent investment management.	Hartford Investment Management Company

APP C-11

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
HIMCO VIT American Funds Global Growth and Income Fund - IB	Seeks long-term growth of capital while providing current income.	Hartford Investment Management Company
HIMCO VIT American Funds Global Growth Fund - IB	Seeks long-term growth of capital.	Hartford Investment Management Company
HIMCO VIT American Funds Global Small Capitalization Fund - IB	Seeks long-term growth of capital.	Hartford Investment Management Company
HIMCO VIT American Funds Growth Fund - IB	Seeks long-term growth of capital and income.	Hartford Investment Management Company
HIMCO VIT American Funds Growth-Income Fund - IB	Seeks long-term growth of capital and income.	Hartford Investment Management Company
HIMCO VIT American Funds International Fund - IB	Seeks long-term growth of capital.	Hartford Investment Management Company
HIMCO VIT American Funds New World Fund - IB	Seeks long-term capital appreciation.	Hartford Investment Management Company
JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Portfolio - Class 1 Shares	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities	JPMorgan Investment Management, Inc.
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1 Shares	Seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations	JPMorgan Investment Management, Inc.
JPMorgan Insurance Trust Mid Cap Value Portfolio - Class 1 Shares	Seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities	JPMorgan Investment Management, Inc.
JPMorgan Insurance Trust U.S. Equity Portfolio - Class 1 Shares	Seeks to provide high total return from a portfolio of selected equity securities	JPMorgan Investment Management, Inc.
Lord Abbett Series Fund, Inc.
Lord Abbett Bond-Debenture Portfolio - Class VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return	Lord, Abbett & Co. LLC
Lord Abbett Calibrated Dividend Growth Portfolio - Class VC(23)	Seeks current income and capital appreciation	Lord, Abbett & Co. LLC
Lord Abbett Growth and Income Portfolio - Class VC	Seeks long-term growth of capital and income without excessive fluctuations in market value	Lord, Abbett & Co. LLC
MFS® Variable Insurance Trust
MFS® Growth Series - Service Class	Seeks capital appreciation	MFS Investment Management
MFS® Investors Trust Series - Service Class	Seeks capital appreciation	MFS Investment Management
MFS® Total Return Bond Series - Service Class(24)	Seeks total return with an emphasis on current income, but also considering capital appreciation	MFS Investment Management
MFS® Total Return Series - Service Class	Seeks total return	MFS Investment Management
MFS® Value Series - Service Class	Seeks capital appreciation	MFS Investment Management
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA - Service Shares	Seeks capital appreciation	OFI Global Asset Management, Inc. Sub-advised by OppenheimerFunds, Inc.
Oppenheimer Equity Income Fund/VA(25)	Seeks total return	OFI Global Asset Management, Inc. Sub-advised by OppenheimerFunds, Inc.

APP C-12

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Oppenheimer Global Fund/VA - Service Shares(26)	Seeks capital appreciation	OFI Global Asset Management, Inc. Sub-advised by OppenheimerFunds, Inc.
Oppenheimer Main Street Fund®/VA - Service Shares	Seeks capital appreciation	OFI Global Asset Management, Inc. Sub-advised by OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund/VA(27)	Seeks capital appreciation	OFI Global Asset Management, Inc. Sub-advised by OppenheimerFunds, Inc.
Putnam Variable Trust
Putnam VT Diversified Income Fund - Class IB	As high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital	Putnam Investment Management, LLC
Putnam VT Global Asset Allocation Fund - Class IB	Long-term return consistent with preservation of capital	Putnam Investment Management, LLC Sub-advised by Putnam Advisory Company, LLC
Putnam VT International Equity Fund - Class IB	Capital appreciation	Putnam Investment Management, LLC Sub-advised by Putnam Advisory Company, LLC
Putnam VT International Value Fund - Class IB	Capital growth. Current income is a secondary objective	Putnam Investment Management, LLC Sub-advised by Putnam Advisory Company, LLC
Putnam VT Small Cap Value Fund - Class IB	Capital appreciation	Putnam Investment Management, LLC
The Universal Institutional Funds, Inc.
UIF Mid Cap Growth Portfolio - Class II	Seeks long-term capital growth by investing primarily in common stocks and other equity securities	Morgan Stanley Investment Management Inc.
______________

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.

**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

______________

Notes

1	Formerly AllianceBernstein Variable Products Series Fund, Inc.

2	Formerly AllianceBernstein VPS Balanced Wealth Strategy Portfolio - Class B

3	Formerly AllianceBernstein VPS International Growth Portfolio - Class B

4	Formerly AllianceBernstein VPS International Value Portfolio - Class B

5	Formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class B

6	Formerly AllianceBernstein VPS Value Portfolio - Class B

7	Formerly Invesco Van Kampen V.I. American Franchise Fund - Series II

8	Formerly Invesco Van Kampen V.I. American Value Fund - Series II

9	Formerly Invesco Van Kampen V.I. Growth and Income Fund - Series II

10	Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund - Series II

11	Formerly Franklin Flex Cap Growth Securities Fund - Class 4

12	Formerly Franklin Income Securities Fund - Class 4

13	Formerly Mutual Global Discovery Securities Fund - Class 4

APP C-13

14	Formerly Mutual Shares Securities Fund - Class 4

15	Formerly Franklin Small Cap Value Securities Fund - Class 4

16	Formerly Franklin Small-Mid Cap Growth Securities Fund - Class 4

17	Formerly Franklin Strategic Income Securities Fund - Class 4

18	Formerly Templeton Developing Markets Securities Fund - Class 4

19	Formerly Templeton Foreign Securities Fund - Class 4

20	Formerly Templeton Global Bond Securities Fund - Class 4

21	Formerly Templeton Growth Securities Fund - Class 4

22	Formerly Hartford Money Market HLS Fund - Class IA

23	Formerly Lord Abbett Capital Structure Portfolio - Class VC

24	Formerly MFS® Research Bond Series - Service Class

25	Formerly Oppenheimer Value Fund/VA - Service Shares

26	Formerly Oppenheimer Global Securities Fund/VA - Service Shares

27	Formerly Oppenheimer Main Street Small- & Mid- Cap Fund®/VA - Service Shares

APP C-14

3.	Huntington Hartford Leaders Series II and Huntington Hartford Leaders Outlook Series II:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AB Variable Products Series Fund, Inc.(1)
AB VPS Balanced Wealth Strategy Portfolio - Class B(2)	Achieve the highest total return consistent with the Adviser’s determination of reasonable risk	AllianceBernstein, L.P.
AB VPS International Growth Portfolio - Class B(3)	Seeks long-term growth of capital	AllianceBernstein, L.P.
AB VPS International Value Portfolio - Class B(4)	Seeks long-term growth of capital	AllianceBernstein, L.P.
AB VPS Small/Mid Cap Value Portfolio - Class B(5)	Seeks long-term growth of capital	AllianceBernstein, L.P.
AB VPS Value Portfolio - Class B(6)	Seeks long-term growth of capital	AllianceBernstein, L.P.
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series II(7)	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. American Value Fund - Series II(8)	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities	Invesco Advisers, Inc.
Invesco V.I. Balanced Risk Allocation Fund - Series II	Seeks total return with a low to moderate correlation to traditional financial market indices	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series II	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Growth and Income Fund - Series II(9)	Seeks long-term growth of capital and income	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series II	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth Fund - Series II(10)	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Money Market Fund - Series I **	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series II	Seeks long-term growth of capital	Invesco Advisers, Inc.
Fidelity Variable Insurance Products Funds
Fidelity® VIP Contrafund® Portfolio - Service Class 2	Seeks long-term capital appreciation	Fidelity Management & Research Company (FMR) (the Advisor) Sub-advised by FMR Co., Inc. (FMRC) and other investment advisers
Fidelity® VIP Dynamic Capital Appreciation Portfolio - Service Class 2	Seeks capital appreciation	Fidelity Management & Research Company (FMR) (the Advisor) Sub-advised by FMR Co., Inc. (FMRC) and other investment advisers
Fidelity® VIP Growth Portfolio - Service Class 2	Seeks to achieve capital appreciation	Fidelity Management & Research Company (FMR) (the Advisor) Sub-advised by FMR Co., Inc. (FMRC) and other investment advisers

APP C-15

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fidelity® VIP Mid Cap Portfolio - Service Class 2	Seeks long-term growth of capital	Fidelity Management & Research Company (FMR) (the Advisor) Sub-advised by FMR Co., Inc. (FMRC) and other investment advisers
Fidelity® VIP Value Strategies Portfolio - Service Class 2	Seeks capital appreciation	Fidelity Management & Research Company (FMR) (the Advisor) Sub-advised by FMR Co., Inc. (FMRC) and other investment advisers
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth VIP Fund - Class 4(11)	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Income VIP Fund - Class 4(12)	Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc. Sub-advised by Templeton Investment Counsel, LLC
Franklin Mutual Global Discovery VIP Fund - Class 4(13)	Seeks capital appreciation	Franklin Mutual Advisers, LLC Sub-advised by Franklin Templeton Investment Management Limited
Franklin Mutual Shares VIP Fund - Class 4(14)	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Small Cap Value VIP Fund - Class 4(15)	Seeks long-term total return	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 4(16)	Seeks long-term capital growth	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund - Class 4(17)	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund - Class 4(18)	Seeks long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund - Class 4(19)	Seeks long-term capital growth	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund - Class 4(20)	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Franklin Advisers, Inc.
Templeton Growth VIP Fund - Class 4(21)	Seeks long-term capital growth	Templeton Global Advisors Limited
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IA	Seeks capital appreciation	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Small/Mid Cap Equity HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford SmallCap Growth HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IA	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.

APP C-16

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford Balanced HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IA	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IA	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IA	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IA(22)	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
HIMCO VIT
HIMCO VIT American Funds Asset Allocation Fund - IB	Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.	Hartford Funds Management Company, LLC
HIMCO VIT American Funds Blue Chip Income and Growth Fund - IB	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Hartford Funds Management Company, LLC
HIMCO VIT American Funds Bond Fund - IB	Seeks as high a level of current income as is consistent with the preservation of capital.	Hartford Investment Management Company

APP C-17

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
HIMCO VIT American Funds Global Bond Fund - IB	Seeks to provide you, over the long term, with a high level of total return consistent with prudent investment management.	Hartford Investment Management Company
HIMCO VIT American Funds Global Growth and Income Fund - IB	Seeks long-term growth of capital while providing current income.	Hartford Investment Management Company
HIMCO VIT American Funds Global Growth Fund - IB	Seeks long-term growth of capital.	Hartford Investment Management Company
HIMCO VIT American Funds Global Small Capitalization Fund - IB	Seeks long-term growth of capital.	Hartford Investment Management Company
HIMCO VIT American Funds Growth Fund - IB	Seeks long-term growth of capital and income.	Hartford Investment Management Company
HIMCO VIT American Funds Growth-Income Fund - IB	Seeks long-term growth of capital and income.	Hartford Investment Management Company
HIMCO VIT American Funds International Fund - IB	Seeks long-term growth of capital.	Hartford Investment Management Company
HIMCO VIT American Funds New World Fund - IB	Seeks long-term capital appreciation.	Hartford Investment Management Company
Huntington Funds
Huntington VA Dividend Capture Fund	Seeks total return with dividend income as an important component of that return	Huntington Asset Advisors, Inc.
Huntington VA Situs Fund	Seeks long-term capital appreciation	Huntington Asset Advisors, Inc.
Lord Abbett Series Fund, Inc.
Lord Abbett Bond-Debenture Portfolio - Class VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return	Lord, Abbett & Co. LLC
Lord Abbett Calibrated Dividend Growth Portfolio - Class VC(23)	Seeks current income and capital appreciation	Lord, Abbett & Co. LLC
Lord Abbett Growth and Income Portfolio - Class VC	Seeks long-term growth of capital and income without excessive fluctuations in market value	Lord, Abbett & Co. LLC
MFS® Variable Insurance Trust
MFS® Growth Series - Service Class	Seeks capital appreciation	MFS Investment Management
MFS® Investors Trust Series - Service Class	Seeks capital appreciation	MFS Investment Management
MFS® Total Return Bond Series - Service Class(24)	Seeks total return with an emphasis on current income, but also considering capital appreciation	MFS Investment Management
MFS® Total Return Series - Service Class	Seeks total return	MFS Investment Management
MFS® Value Series - Service Class	Seeks capital appreciation	MFS Investment Management
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA - Service Shares	Seeks capital appreciation	OFI Global Asset Management, Inc. Sub-advised by OppenheimerFunds, Inc.
Oppenheimer Equity Income Fund/VA(25)	Seeks total return	OFI Global Asset Management, Inc. Sub-advised by OppenheimerFunds, Inc.
Oppenheimer Global Fund/VA - Service Shares(26)	Seeks capital appreciation	OFI Global Asset Management, Inc. Sub-advised by OppenheimerFunds, Inc.
Oppenheimer Main Street Fund®/VA - Service Shares	Seeks capital appreciation	OFI Global Asset Management, Inc. Sub-advised by OppenheimerFunds, Inc.

APP C-18

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Oppenheimer Main Street Small Cap Fund/VA(27)	Seeks capital appreciation	OFI Global Asset Management, Inc. Sub-advised by OppenheimerFunds, Inc.
Putnam Variable Trust
Putnam VT Diversified Income Fund - Class IB	As high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital	Putnam Investment Management, LLC
Putnam VT Global Asset Allocation Fund - Class IB	Long-term return consistent with preservation of capital	Putnam Investment Management, LLC Sub-advised by Putnam Advisory Company, LLC
Putnam VT International Equity Fund - Class IB	Capital appreciation	Putnam Investment Management, LLC Sub-advised by Putnam Advisory Company, LLC
Putnam VT International Value Fund - Class IB	Capital growth. Current income is a secondary objective	Putnam Investment Management, LLC Sub-advised by Putnam Advisory Company, LLC
Putnam VT Small Cap Value Fund - Class IB	Capital appreciation	Putnam Investment Management, LLC
The Universal Institutional Funds, Inc.
UIF Mid Cap Growth Portfolio - Class II	Seeks long-term capital growth by investing primarily in common stocks and other equity securities	Morgan Stanley Investment Management Inc.

______________

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.

**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

______________

Notes

1	Formerly AllianceBernstein Variable Products Series Fund, Inc.

2	Formerly AllianceBernstein VPS Balanced Wealth Strategy Portfolio - Class B

3	Formerly AllianceBernstein VPS International Growth Portfolio - Class B

4	Formerly AllianceBernstein VPS International Value Portfolio - Class B

5	Formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class B

6	Formerly AllianceBernstein VPS Value Portfolio - Class B

7	Formerly Invesco Van Kampen V.I. American Franchise Fund - Series II

8	Formerly Invesco Van Kampen V.I. American Value Fund - Series II

9	Formerly Invesco Van Kampen V.I. Growth and Income Fund - Series II

10	Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund - Series II

11	Formerly Franklin Flex Cap Growth Securities Fund - Class 4

12	Formerly Franklin Income Securities Fund - Class 4

13	Formerly Mutual Global Discovery Securities Fund - Class 4

14	Formerly Mutual Shares Securities Fund - Class 4

15	Formerly Franklin Small Cap Value Securities Fund - Class 4

16	Formerly Franklin Small-Mid Cap Growth Securities Fund - Class 4

17	Formerly Franklin Strategic Income Securities Fund - Class 4

APP C-19

18	Formerly Templeton Developing Markets Securities Fund - Class 4

19	Formerly Templeton Foreign Securities Fund - Class 4

20	Formerly Templeton Global Bond Securities Fund - Class 4

21	Formerly Templeton Growth Securities Fund - Class 4

22	Formerly Hartford Money Market HLS Fund - Class IA

23	Formerly Lord Abbett Capital Structure Portfolio - Class VC

24	Formerly MFS® Research Bond Series - Service Class

25	Formerly Oppenheimer Value Fund/VA - Service Shares

26	Formerly Oppenheimer Global Securities Fund/VA - Service Shares

27	Formerly Oppenheimer Main Street Small- & Mid- Cap Fund®/VA - Service Shares

APP C-20

4.	Hartford Leaders Select Series II, Hartford Leaders Select Plus Series II and Hartford Leaders Select Outlook Series II:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AB Variable Products Series Fund, Inc.(1)
AB VPS Balanced Wealth Strategy Portfolio - Class B(2)	Achieve the highest total return consistent with the Adviser’s determination of reasonable risk	AllianceBernstein, L.P.
AB VPS International Growth Portfolio - Class B(3)	Seeks long-term growth of capital	AllianceBernstein, L.P.
AB VPS International Value Portfolio - Class B(4)	Seeks long-term growth of capital	AllianceBernstein, L.P.
AB VPS Small/Mid Cap Value Portfolio - Class B(5)	Seeks long-term growth of capital	AllianceBernstein, L.P.
AB VPS Value Portfolio - Class B(6)	Seeks long-term growth of capital	AllianceBernstein, L.P.
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series II(7)	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. American Value Fund - Series II(8)	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities	Invesco Advisers, Inc.
Invesco V.I. Balanced Risk Allocation Fund - Series II	Seeks total return with a low to moderate correlation to traditional financial market indices	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series II	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Growth and Income Fund - Series II(9)	Seeks long-term growth of capital and income	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series II	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth Fund - Series II(10)	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Money Market Fund - Series I **	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series II	Seeks long-term growth of capital	Invesco Advisers, Inc.
Fidelity Variable Insurance Products Funds
Fidelity® VIP Contrafund® Portfolio - Service Class 2	Seeks long-term capital appreciation	Fidelity Management & Research Company (FMR) (the Advisor) Sub-advised by FMR Co., Inc. (FMRC) and other investment advisers
Fidelity® VIP Dynamic Capital Appreciation Portfolio - Service Class 2	Seeks capital appreciation	Fidelity Management & Research Company (FMR) (the Advisor) Sub-advised by FMR Co., Inc. (FMRC) and other investment advisers

APP C-21

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fidelity® VIP Growth Portfolio - Service Class 2	Seeks to achieve capital appreciation	Fidelity Management & Research Company (FMR) (the Advisor) Sub-advised by FMR Co., Inc. (FMRC) and other investment advisers
Fidelity® VIP Mid Cap Portfolio - Service Class 2	Seeks long-term growth of capital	Fidelity Management & Research Company (FMR) (the Advisor) Sub-advised by FMR Co., Inc. (FMRC) and other investment advisers
Fidelity® VIP Value Strategies Portfolio - Service Class 2	Seeks capital appreciation	Fidelity Management & Research Company (FMR) (the Advisor) Sub-advised by FMR Co., Inc. (FMRC) and other investment advisers
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth VIP Fund - Class 4(11)	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Income VIP Fund - Class 4(12)	Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc. Sub-advised by Templeton Investment Counsel, LLC
Franklin Mutual Global Discovery VIP Fund - Class 4(13)	Seeks capital appreciation	Franklin Mutual Advisers, LLC Sub-advised by Franklin Templeton Investment Management Limited
Franklin Mutual Shares VIP Fund - Class 4(14)	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Small Cap Value VIP Fund - Class 4(15)	Seeks long-term total return	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 4(16)	Seeks long-term capital growth	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund - Class 4(17)	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund - Class 4(18)	Seeks long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund - Class 4(19)	Seeks long-term capital growth	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund - Class 4(20)	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Franklin Advisers, Inc.
Templeton Growth VIP Fund - Class 4(21)	Seeks long-term capital growth	Templeton Global Advisors Limited
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IA	Seeks capital appreciation	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Small/Mid Cap Equity HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford SmallCap Growth HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP

APP C-22

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford U.S. Government Securities HLS Fund - Class IA	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IA	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IA	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IA	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IA(22)	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
HIMCO VIT
HIMCO VIT American Funds Asset Allocation Fund - IB	Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.	Hartford Funds Management Company, LLC

APP C-23

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
HIMCO VIT American Funds Blue Chip Income and Growth Fund - IB	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Hartford Funds Management Company, LLC
HIMCO VIT American Funds Bond Fund - IB	Seeks as high a level of current income as is consistent with the preservation of capital.	Hartford Investment Management Company
HIMCO VIT American Funds Global Bond Fund - IB	Seeks to provide you, over the long term, with a high level of total return consistent with prudent investment management.	Hartford Investment Management Company
HIMCO VIT American Funds Global Growth and Income Fund - IB	Seeks long-term growth of capital while providing current income.	Hartford Investment Management Company
HIMCO VIT American Funds Global Growth Fund - IB	Seeks long-term growth of capital.	Hartford Investment Management Company
HIMCO VIT American Funds Global Small Capitalization Fund - IB	Seeks long-term growth of capital.	Hartford Investment Management Company
HIMCO VIT American Funds Growth Fund - IB	Seeks long-term growth of capital and income.	Hartford Investment Management Company
HIMCO VIT American Funds Growth-Income Fund - IB	Seeks long-term growth of capital and income.	Hartford Investment Management Company
HIMCO VIT American Funds International Fund - IB	Seeks long-term growth of capital.	Hartford Investment Management Company
HIMCO VIT American Funds New World Fund - IB	Seeks long-term capital appreciation.	Hartford Investment Management Company
Lord Abbett Series Fund, Inc.
Lord Abbett Bond-Debenture Portfolio - Class VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return	Lord, Abbett & Co. LLC
Lord Abbett Calibrated Dividend Growth Portfolio - Class VC(23)	Seeks current income and capital appreciation	Lord, Abbett & Co. LLC
Lord Abbett Growth and Income Portfolio - Class VC	Seeks long-term growth of capital and income without excessive fluctuations in market value	Lord, Abbett & Co. LLC
MFS® Variable Insurance Trust
MFS® Growth Series - Service Class	Seeks capital appreciation	MFS Investment Management
MFS® Investors Trust Series - Service Class	Seeks capital appreciation	MFS Investment Management
MFS® Total Return Bond Series - Service Class(24)	Seeks total return with an emphasis on current income, but also considering capital appreciation	MFS Investment Management
MFS® Total Return Series - Service Class	Seeks total return	MFS Investment Management
MFS® Value Series - Service Class	Seeks capital appreciation	MFS Investment Management
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA - Service Shares	Seeks capital appreciation	OFI Global Asset Management, Inc. Sub-advised by OppenheimerFunds, Inc.
Oppenheimer Equity Income Fund/VA(25)	Seeks total return	OFI Global Asset Management, Inc. Sub-advised by OppenheimerFunds, Inc.

APP C-24

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Oppenheimer Global Fund/VA - Service Shares(26)	Seeks capital appreciation	OFI Global Asset Management, Inc. Sub-advised by OppenheimerFunds, Inc.
Oppenheimer Main Street Fund®/VA - Service Shares	Seeks capital appreciation	OFI Global Asset Management, Inc. Sub-advised by OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund/VA(27)	Seeks capital appreciation	OFI Global Asset Management, Inc. Sub-advised by OppenheimerFunds, Inc.
Putnam Variable Trust
Putnam VT Diversified Income Fund - Class IB	As high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital	Putnam Investment Management, LLC
Putnam VT Global Asset Allocation Fund - Class IB	Long-term return consistent with preservation of capital	Putnam Investment Management, LLC Sub-advised by Putnam Advisory Company, LLC
Putnam VT International Equity Fund - Class IB	Capital appreciation	Putnam Investment Management, LLC Sub-advised by Putnam Advisory Company, LLC
Putnam VT International Value Fund - Class IB	Capital growth. Current income is a secondary objective	Putnam Investment Management, LLC Sub-advised by Putnam Advisory Company, LLC
Putnam VT Small Cap Value Fund - Class IB	Capital appreciation	Putnam Investment Management, LLC
The Universal Institutional Funds, Inc.
UIF Mid Cap Growth Portfolio - Class II	Seeks long-term capital growth by investing primarily in common stocks and other equity securities	Morgan Stanley Investment Management Inc.
Wells Fargo Variable Trust Funds
Wells Fargo Advantage VT International Equity Fund - Class 1	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC Sub-advised by Wells Capital Management Incorporated
Wells Fargo Advantage VT Omega Growth Fund - Class 1	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC Sub-advised by Wells Capital Management Incorporated
Wells Fargo Advantage VT Opportunity Fund - Class 1	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC Sub-advised by Wells Capital Management Incorporated
Wells Fargo Advantage VT Small Cap Growth Fund - Class 1	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC Sub-advised by Wells Capital Management Incorporated
Wells Fargo Advantage VT Small Cap Value Fund - Class 1	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC Sub-advised by Wells Capital Management Incorporated
______________

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.

**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

APP C-25

______________

Notes

1	Formerly AllianceBernstein Variable Products Series Fund, Inc.

2	Formerly AllianceBernstein VPS Balanced Wealth Strategy Portfolio - Class B

3	Formerly AllianceBernstein VPS International Growth Portfolio - Class B

4	Formerly AllianceBernstein VPS International Value Portfolio - Class B

5	Formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class B

6	Formerly AllianceBernstein VPS Value Portfolio - Class B

7	Formerly Invesco Van Kampen V.I. American Franchise Fund - Series II

8	Formerly Invesco Van Kampen V.I. American Value Fund - Series II

9	Formerly Invesco Van Kampen V.I. Growth and Income Fund - Series II

10	Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund - Series II

11	Formerly Franklin Flex Cap Growth Securities Fund - Class 4

12	Formerly Franklin Income Securities Fund - Class 4

13	Formerly Mutual Global Discovery Securities Fund - Class 4

14	Formerly Mutual Shares Securities Fund - Class 4

15	Formerly Franklin Small Cap Value Securities Fund - Class 4

16	Formerly Franklin Small-Mid Cap Growth Securities Fund - Class 4

17	Formerly Franklin Strategic Income Securities Fund - Class 4

18	Formerly Templeton Developing Markets Securities Fund - Class 4

19	Formerly Templeton Foreign Securities Fund - Class 4

20	Formerly Templeton Global Bond Securities Fund - Class 4

21	Formerly Templeton Growth Securities Fund - Class 4

22	Formerly Hartford Money Market HLS Fund - Class IA

23	Formerly Lord Abbett Capital Structure Portfolio - Class VC

24	Formerly MFS® Research Bond Series - Service Class

25	Formerly Oppenheimer Value Fund/VA - Service Shares

26	Formerly Oppenheimer Global Securities Fund/VA - Service Shares

27	Formerly Oppenheimer Main Street Small- & Mid- Cap Fund®/VA - Service Shares

APP D-1

Appendix D — The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder Portfolios
Objective
The objective of these two different riders is to (i) protect your investment from poor market performance; (ii) provide longevity protection through Lifetime Benefit Payments; and (iii) provide Death Benefit protection.
How do the riders help achieve this goal?

•
Lifetime Withdrawal Feature. Provided you follow the rules below, the riders provide a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life’s Lifetime Income Eligibility Date until the first death of any Covered Life (“Single Life Option”) or until the second death of any Covered Life (“Joint/Spousal Option”). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the rider chosen:

Lifetime Income	=	Payment Base or Contract Value, whichever is higher	x	Withdrawal Percent
Builder Selects
- or -
Lifetime Income	=	Payment Base	x	Withdrawal Percent
Builder Portfolios

•
Guaranteed Minimum Death Benefit. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments (adjusted for partial Surrenders) or Contract Value as of the date due proof of death is received by us for any Contract Owner or Annuitant. Partial Surrenders will reduce or eliminate the Guaranteed Minimum Death Benefit. This Guaranteed Minimum Death Benefit replaces the standard Death Benefits provided under this Contract.

When can you buy the riders?
The Hartford’s Lifetime Income Builders Selects and The Hartford's Lifetime Income Builders Portfolios are closed to new investors (including existing Owners).
When you buy either rider, you must provide us with the names and date of birth of the Owner, any joint Owner, Annuitant and Beneficiary. We then determine who the “Relevant Covered Life” and other “Covered Lives” will be when establishing the Withdrawal Percent.

•
A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

•
For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner, and his or her Spouse is the joint Owner or Beneficiary.

•
The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing either rider is 80. These age restrictions also apply to the Beneficiary when the Joint/Spousal Option is chosen.
Does electing either rider forfeit your ability to buy other riders?
Yes. If you elected either rider, you could not elect any rider other than MAV Plus (MAV only in applicable states).
How is the charge for either rider calculated?
The fee for the riders is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary after your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for the riders will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

APP D-2

We reserve the right to increase the charge for either or both riders (and any option) up to the maximum fees described in the Synopsis at any time 12 months after either rider’s effective date. Any future fee increase will be based on the charge that we are then currently charging other customers who have not previously elected such rider.
Fee increases will not apply if (a) the age of the Relevant Covered Life is 81 or older; (b) you notify us of your election to permanently waive automatic Payment Base increases as described below; or (c) we convert your benefits based on our Minimum Amount rules defined in your Contract. This fee may not be the same as the fee that we charge new purchasers.
Subject to the foregoing limitation, we also reserve the right to charge a different fee for either rider (or options) to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.
You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:

•	Notifying us in writing, verbally or electronically, if available.

•
Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

•	We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

•	We will only honor notifications from the Owner or joint Owner and not through your broker.

•
Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.

•	If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider’s rules.

•	If you decline the fee increase, and defer withdrawals for at least five years, the Withdrawal Percentage will continue to be reset when a new age band is reached according to the rider’s rules.
Does the Payment Base change under either rider?
Yes, your initial Payment Base equals your initial Premium Payment except in regard to a company sponsored-exchange program. Your Payment Base will fluctuate based on:

•	automatic Payment Base increases; and

•	subsequent Premium Payments; and

•
partial Surrenders (including partial Surrenders taken prior to the Lifetime Income Eligibility Date or if the amount of the partial Surrender exceeds either your Threshold or Lifetime Benefit Payment amount).

•
Automatic Payment Base Increase: Your automatic annual Payment Base increase varies depending on whether you choose The Hartford’s Lifetime Income Builder Selects or The Hartford’s Lifetime Income Builder Portfolios. The following table describes how these options operate:

	The Harford's Lifetime Income Builder Selects	The Hartford's Lifetime Income Builder Portfolios
New Payment Base	[(current Anniversary Value (prior to the rider charge being taken) divided by your prior Payment Base)] multiplied by your prior Payment Base	The higher of current Anniversary Value (prior to the rider charge being taken) or Payment Base
Annual Payment Base increase limits	0% - 10%	Unlimited
We will determine if you are eligible for annual automatic Payment Base increases on each Contract Anniversary. Automatic Payment Base increases will cease upon the earliest of:

•	your Annuity Commencement Date;

•	the Contract Anniversary immediately following the Relevant Covered Life’s attained age of 90; or

•	You waive your right to receive automatic Payment Base increases.

APP D-3

Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under either rider. See Examples 16 and 17 under The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder Portfolios in Appendix I.

•
Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis. See Examples 10 and 11 under The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder Portfolios in Appendix I.

•
Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior to the Lifetime Income Eligibility Date, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable limits as discussed below:

A.
If cumulative partial Surrenders taken during any Contract Year and prior to the Lifetime Income Eligibility Date, are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

B.
If cumulative partial Surrenders taken after the Lifetime Income Eligibility Date are equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

C.
For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

See Examples 3-9 and 12-15 under The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder Portfolios in Appendix I

•
Covered Life changes may also trigger a recalculation of your Payment Base, Lifetime Benefit Payment, Guaranteed Minimum Death Benefit and rider fees. See “What happens if you change ownership?” below.

•
Option Conversion. We reserve the right to offer a one-time only conversion from The Hartford’s Lifetime Income Builder Selects to The Hartford’s Lifetime Income Builder Portfolios, or vice versa, on or after the first Contract Anniversary after the rider has been in effect and prior to the Relevant Covered Life’s reaching attained age 81. Your then current Payment Base will be your new Payment Base for the purposes of the converted rider. This conversion will go into effect on the next following Contract Anniversary. A conversion notice must be received by us in good order between 30 days prior to, or within 15 days after, a Contract Anniversary. This privilege may be withdrawn at our sole discretion at any time without prior notice. The rider fee and any associated restrictions will be based on the rider then in effect. You may rescind your election within 15 days after making your election. Upon rescission; however, your Payment Base will be reset at the lower of the then applicable Payment Base or the Contract Value at the time of rescission. Rescission of a conversion option may therefore result in a permanent reduction of benefits. Once rescinded, this privilege will be terminated.

•	Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.
Is either rider designed to pay you withdrawal benefits for your lifetime?
Yes. However, withdrawals taken prior to the Lifetime Income Eligibility Date are not guaranteed to be available throughout your lifetime. Such withdrawals will reduce (and may even eliminate) the Payment Base otherwise available to establish Lifetime Benefit Payments and Guaranteed Minimum Death Benefits.
As shown in the following table, the Withdrawal Percent for all partial Surrenders taken before the Lifetime Income Eligibility Date will be 5% (Single Life Option) or 4.5% (Joint/Spousal Option). In contrast, the Withdrawal Percent for partial Surrenders taken after the Lifetime Income Eligibility Date will be based on the chronological age of the Relevant Covered Life at the time of the first withdrawal as shown below:

APP D-4

	Withdrawal Percent
Relevant Covered Life Attained Age	Single Life Option	Joint/Spousal Option
<59½ - 64	5.0%	4.5%
65 - 69	5.5%	5.0%
70 - 74	6.0%	5.5%
75 - 79	6.5%	6.0%
80 - 84	7.0%	6.5%
85 - 90	7.5%	7.0%
90+	8.0%	7.5%
Except as provided below, the Withdrawal Percent will be based on the chronological age of the Relevant Covered Life at the time of the first Surrender.

1.	If a partial Surrender HAS NOT been taken, your new Withdrawal Percent will be effective on the next birthday that brought the Relevant Covered Life into a new Withdrawal Percent age band; or

2.
If you have deferred taking partial Surrenders for five years from the date you purchased this rider, your new Withdrawal Percent will be effective on the next birthday that brings the Relevant covered Life into a new Withdrawal Percent age band. Your new Withdrawal Percent will thereafter continue to change based on the age of the Relevant Covered Life as shown on the table above regardless of whether partial Surrenders are taken after such five year period or;

3.
If the preceding requirements in (1) or (2) have not been met, your new Withdrawal Percent will be effective as of the Contract Anniversary when the next automatic Payment Base increase occurs due to market performance after the birthday that brings the Relevant Covered Life into a new Withdrawal Percent age band.

If you meet the deferral requirements above, you will not forfeit your right to automatic Withdrawal Percent increases even if you decline future fee increases.
Please refer to Example 24 in The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder Portfolios Examples Appendix for more information.
Is either rider designed to pay you Death Benefits?
Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments adjusted for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of either rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. If the Lifetime Withdrawal Feature is revoked, we will reduce the Guaranteed Minimum Death Benefit for any partial Surrender after the date the Lifetime Withdrawal Feature was revoked, in proportion to the reduction in Contract Value due to such partial Surrender, and you will no longer be subject to the rider's Investment Restrictions (if applicable to your contract (see the “State Variations” provisions in the “Miscellaneous” section)). For Joint/Spousal election of either rider, no Death Benefit will be available when a Relevant Covered Life is the Beneficiary and the Beneficiary dies.
Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

A.
If cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

B.
If cumulative partial Surrenders after the Lifetime Income Eligibility Date are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

C.
For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

APP D-5

Please refer to the section labeled “Can your Spouse continue your Lifetime Withdrawal Feature” for more information on the continuation of the Lifetime Benefit Payments by your Spouse.
Does either rider replace the standard Death Benefit?
Yes, it permanently replaces the standard Death Benefit. The Guaranteed Minimum Death Benefit will be reset to equal Contract Value when there is a Covered Life change that exceeds the permissible age limitation under either rider. This may also occur for the Single Life Option when the spouse elects Spousal Contract continuation and the new Covered Life exceeds the age limit.
Can you revoke this rider?
Yes. You may elect to revoke the Lifetime Withdrawal Feature at any time subject to state availability and only the Guaranteed Minimum Death Benefit shall continue to apply. You may not revoke the Guaranteed Minimum Death Benefit, although the Guaranteed Minimum Death Benefit will be reduced and/or eliminated due to partial withdrawals. We may revoke the Lifetime Withdrawal Feature under the Covered Life change, Spousal Contract continuation and Investment Restrictions provisions (if applicable to your contract (see the “State Variations” provision in the “Miscellaneous” section )). Additionally, we may terminate the entire rider when the oldest Covered Life exceeds the maximum issue age limitation in accordance with the Covered Life change and Spousal Contract continuation provisions. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.
If the Lifetime Withdrawal Feature is revoked:

•	It cannot be re-elected;

•	You will not receive any Lifetime Withdrawal Payments;

•
We will continue the Guaranteed Minimum Death Benefit only. We will reduce the Guaranteed Minimum Death Benefit for any partial Surrender after the date the Lifetime Withdrawal Feature was revoked, in proportion to the reduction in Contract Value due to such partial Surrender;

•	You will no longer be subject to this rider’s Investment Restrictions; and

•	You become subject to the rules applicable when the Contract Value is below our minimum Contract Value then in effect.

On the date the Lifetime Withdrawal Feature is revoked, a prorated share of the rider charge will be assessed. After that, the rider charge will no longer be assessed. If you elected the single life option, and the Lifetime Withdrawal Feature is revoked under the Spousal Contract continuation provision, the rider charge will not be assessed on the date the rider is revoked.

A Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

The factors you may consider when determining whether to voluntarily revoke the Lifetime Withdrawal Feature include:  whether you continue to want or need the longevity protection provided by Lifetime Withdrawal Feature payments (the benefit may not be reinstated after it is revoked); whether you wish to cease paying the fees associated with the Lifetime Withdrawal Feature (keep in mind that you have been paying fees for the Lifetime Withdrawal Feature since the effective date of the rider), whether you no longer want to be subject to the investment restrictions required to maintain the Lifetime Withdrawal Feature (if applicable to your contract (see the “State Variations” provisions in the “Miscellaneous” section)); and whether or not you plan on taking partial withdrawals in the future and how these partial withdrawals will reduce the Guaranteed Minimum Death Benefit. As described in the “Is this rider designed to pay you Death Benefits?” section, partial surrenders taken while the Lifetime Withdrawal Feature is in effect reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis or on a proportionate basis (in proportion to the reduction in Contract Value due to such partial withdrawal) depending on when you take withdrawals and/or the amount of cumulative withdrawals.  Partial withdrawals taken after you revoke the Lifetime Withdrawal Feature will reduce the Guaranteed Minimum Death Benefit on a proportionate basis. If your Account Value is less than your Guaranteed Minimum Death Benefit at the time of a partial withdrawal then reducing the Guaranteed Minimum Death Benefit on a proportionate basis will result in a greater reduction in the Guaranteed Minimum Death Benefit than if a dollar-for-dollar reduction was taken. You should consult an investment professional before making any decision to revoke the Lifetime Withdrawal Feature.

Please see “Can your Spouse continue your Lifetime Withdrawal Feature?” and “Are there restrictions on how you must invest?” for more information.
What effect does partial or full Surrenders have on your benefits under this rider?

APP D-6

Please refer to “Does the Benefit Amount/Payment Base change under either rider?” for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under either rider.
If your Contract Value on any Contract Anniversary is ever reduced below the minimum amount (as defined in your Contract - generally, the greater of $500 or one Lifetime Benefit Payment) as a result of investment performance or if on any Valuation Day a partial Surrender is taken that reduces your Contract Value below the minimum amount, then the following will occur:

•	We will no longer accept subsequent Premium Payments; and

•
You will be required to either make a full Surrender or promptly transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs (failure to do so after a reasonable amount of time being deemed as acquiescence to our reallocation of these sums to the Money Market Sub-Account); and

•	Lifetime Benefit Payments will continue and Withdrawal Percent increases will continue if the Contract qualifies for the 5-year deferral provision;

•	Your Guaranteed Minimum Death Benefit will continue to be reduced by Lifetime Benefit Payments until reduced to zero at which time your Death Benefit shall be equal to your Contract Value; and

•	All other privileges under either rider will terminate and you will no longer be charged a rider fee or Annual Maintenance Fee; and

•	If any amount greater than a Lifetime Benefit Payment is requested, the Contract will be liquidated, the rider will terminate and the Guaranteed Minimum Death Benefit will be lost.
See Examples 21 and 22 under The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder Portfolios in Appendix I.
What happens if you change ownership?
Inasmuch as this rider is affected by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a recalculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.
Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the applicable rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.
After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change. The charge for this rider will remain the same.
Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change. The charge for this rider will remain the same.

APP D-7

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

A.
If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Lifetime Withdrawal Feature of either rider and continue the Guaranteed Minimum Death Benefit only. The charge for the rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

B.
If the older Covered Life after the change exceeds the maximum age limitation of either rider at the time of the change, or we no longer offer either rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

A.
If the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value; or

B.
If we no longer offer such rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Lifetime Withdrawal Feature will be revoked. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

C.
If we offer such rider, then we will use the attained age of the older Covered Life as of the date of the Covered Life change to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change.

If such rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.
The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.
Single Life Option Election:

If the Deceased is . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving non-spousal Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit and this rider terminates
Contract Owner	There is a surviving spousal Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit and this rider can continue under Spousal Contract continuation
Contract Owner	There is no surviving Contract Owner	The Annuitant is living or deceased	Rider terminates. Designated Beneficiary receives the Death Benefit
Contract Owner	There is no surviving Contract Owner or Beneficiary	The Annuitant is living or deceased	Rider terminates. Estate receives the Death Benefit
Annuitant	Contract Owner is living	There is no Contingent Annuitant and the Contract Owner becomes the Contingent Annuitant	Contract continues, no Death Benefit is paid, and this rider continues
Annuitant	Contract Owner is living	There is no Contingent Annuitant and the Contract Owner waives their right to become the Contingent Annuitant	Rider terminates and Contract Owner receives the Death Benefit
Annuitant	Contract Owner is Living	Contingent Annuitant is Living	Contingent Annuitant becomes the Annuitant and the Contract and this rider continues

APP D-8

Joint/Spousal Election:

If the Deceased is . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving Contract Owner	The Annuitant is living or deceased	The surviving Contract Owner continues the Contract and rider; we will increase the Contract Value to the Death Benefit value
Contract Owner	There is no surviving Contract Owner	The Spouse is the sole primary beneficiary	Follow Spousal Contract continuation rules for joint life elections
Contract Owner	There is no surviving Contract Owner or Beneficiary	The Annuitant is living or deceased	Rider terminates and Contract Owner’s estate receives the Death Benefit
Annuitant	The Contract Owner is living	There is a Contingent Annuitant	The Rider continues; upon the death of the last surviving Covered Life, the rider will terminate.
Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.
Can your Spouse continue your Lifetime Withdrawal Feature?

•	Single Life Option:
If a Covered Life dies and the sole Beneficiary is the deceased Covered Life’s Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and such rider, we will continue the rider with respect to all Lifetime Withdrawal Features at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and such rider (or a similar rider, as we determine) is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.
If we are no longer offering such rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Feature and the rider charge will no longer be assessed.

•	Joint/Spousal Option:
Either rider is designed to facilitate the continuation of your rights under the rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

•	The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

•	The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

•
The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date; and

•	The Lifetime Benefit Payment will be recalculated.
The remaining Covered Life can not name a new owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. Either rider will terminate upon the death of the remaining Covered Life.
See Examples 18 and 19 under The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder Portfolios in Appendix I.
What happens if you annuitize your Contract?

APP D-9

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our Minimum Amount rule then in effect.
If your Contract Value is reduced below our Minimum Amount rule (as defined in your Contract), then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

•	Single Life Option:
If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.
If the older Annuitant is age 59½ or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 59½ and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.
If the Annuitant and joint Annuitant are alive and the older Annuitant is age 59½ or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.
The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.
This option may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

•	Joint/Spousal Option:
If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.
If the younger Annuitant is alive and age 59½ or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 59½ and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.
If the Annuitant is alive and the younger Annuitant is age 59½ or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.
The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

APP D-10

These options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.
Are there restrictions on how you must invest?
Yes, as described below:

Lifetime Income Builder Selects
Effective October 4, 2013, we began enforcing our contractual right to require that you allocate your Contract Value and future Premium Payments must be invested in accordance with the investment restrictions described in Appendix H as a condition to maintaining the withdrawal benefit of the rider. Your allocations are automatically rebalanced quarterly. If your allocations do not comply with the investment restrictions described in Appendix H on and after October 4, 2013 the withdrawal benefit of your rider will be revoked. These restrictions are intended to reduce the risk of investment losses that could require the Company to use its General Account assets to pay amounts due under the rider.

To the extent permitted by applicable law we may modify, add, delete, or substitute (to the extent permit by applicable law), the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while the rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to “Other Program considerations” under the section entitled “What other ways can you invest?” in Section 5.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.

Except as provided below, failure to comply with the investment restrictions will result in revocation of the withdrawal feature. If the withdrawal feature is revoked by us for violation of applicable investment restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. Revocation of the withdrawal feature will not terminate any concurrent guaranteed minimum death benefit rider.

If the withdrawal feature is revoked by us due to a failure to comply with these investment restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a thirty calendar day reinstatement period to do this. The reinstatement period will begin upon revocation of the withdrawal feature. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change. Upon reinstatement, your Payment Base will be reset at the lower of the Payment Base prior to the revocation or Contract Value as of the date of reinstatement. Your Withdrawal Percentage will be reset to equal the Withdrawal Percentage prior to revocation unless during the reinstatement period the relevant Covered Life qualifies for a new age band.

Investment in any asset allocation model could mitigate losses but also hamper potential gains. The asset allocation models that you must invest in under the rider provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions.

Lifetime Income Builder Portfolios
Your Contract Value must be invested in one or more Programs and in an approved model portfolio, Funds or other investment vehicles established from time to time. Permissible portfolios, Funds, Programs or other investment vehicles are described in Appendix H. Not all model portfolios or Programs are available through all Financial Intermediaries.

To the extent permitted by applicable law, we may, in our sole discretion, add, replace or alter Funds, Programs and model portfolios from time to time. You will be provided with advance notification of any investment restriction changes. Changes may be made on a prospective basis with respect to any additional Premium Payments received.

While you may switch from model portfolio to model portfolio, you cannot pick and choose Funds within any model portfolios nor may you specify which Funds should be redeemed to satisfy the Lifetime Withdrawal Feature. You may provide written investment instructions to invest Contract Value in a manner that violates these investment restrictions. Any such action will, however, result in the revocation of your withdrawal feature under either rider.

APP D-11

If your Lifetime Withdrawal Feature is revoked due to failure to comply with the investment restrictions, you will have a one time opportunity to reinstate the Lifetime Withdrawal Feature on your rider. There is a thirty calendar day reinstatement period that will begin from the date your lifetime withdrawal feature is revoked. During the reinstatement period, if you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change, your opportunity to reinstate will be terminated.
Upon reinstatement of your Lifetime Withdrawal Feature under either rider, your Payment Base will be reset at the lower of the Payment Base prior to the revocation and Contract Value as of the date of the reinstatement. Your Withdrawal Percentage will be set equal to the Withdrawal Percentage prior to the Lifetime Withdrawal Feature revocation; unless, if within the reinstatement period you reach a new age band and no partial Surrenders have been taken, then the Withdrawal Percentage will be set equal to the appropriate percentage based on the attained age of the Relevant Covered Life. Your Lifetime Benefit Payment will be recalculated based on the Lifetime Withdrawal Feature values as of the date of the reinstatement. We will deduct a prorated rider charge on your Contract Anniversary following the reinstatement for the time period between the reinstatement date and your first Contract Anniversary following the reinstatement.
Are there restrictions on the amount of subsequent Premium Payments?
Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. This restrictions are not currently enforced. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.
Can we aggregate Contracts?
Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.
We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.
Other information
This rider may not be appropriate for all investors. Several factors, among others, should be considered:

•
The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

•
Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the then current maximum Lifetime Benefit Payment or Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

•
Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these “lifetime” benefits. First, you may no longer invest additional Premium Payments. Second, the Death Benefit will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize, you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

•
If you had elected the conversion option from The Hartford’s Lifetime Income Builder Selects to The Hartford’s Lifetime Income Builder Portfolios, or vice versa, and subsequently rescinded that election, your Payment Base will be set to the lower of the Payment Base or the Contract Value on the date of the rescission and therefore your old Payment Base will not be restored. The Death Benefit will also be set to the lower of the Guaranteed Minimum Death Benefit and the Contract Value on the date of the rescission.

•	Even though either rider is designed to provide living benefits, you should not assume that you will necessarily receive payments for life if you have violated any of the terms of this rider.

•
While there is no minimum age for electing either rider, withdrawals taken prior to the Lifetime Income Eligibility Date will reduce, or can even eliminate guaranteed Lifetime Benefit Payments. Payments taken prior to the Lifetime Income

APP D-12

Eligibility Date are not guaranteed to last for a lifetime. Either rider may not be suitable if a Covered Life is under attained age 59½.

•
The determination of the Relevant Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

•
We may terminate either or both riders post-election based on your violation of benefit rules and may otherwise withdraw such rider (or any option) for new sales at any time. In the event that either rider (or any option) is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated and the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

•
Unless otherwise provided, you may select either rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect either rider you will not be eligible to elect optional riders other than MAV or MAV Plus.

•
When the Single Life Option is chosen, Spouses may find continuation of either rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in either optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

•
The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

•	Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

•	Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

•
The fee for either rider may increase any time after 12 months from either rider’s effective date. There are no assurances as to the fee we will be charging at the time of each Payment Base increase. This is subject to the maximum fee disclosed in the Synopsis.

•	Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.
We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

APP E-1

Appendix E — The Hartford’s Principal First
Objective
Protect your investment from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.
How does this rider help achieve this goal?
This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect “step-ups” that reset your Benefit Amount to the then prevailing Contract Value.
You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier)(these dates are called “election dates” in this section). Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

•	We will accept requests for a step-up in writing, verbally or electronically, if available.

•
Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

•	We will not accept any election request prior to an election date. You may not post-date your election.

•
If an election form is received in good order on or after an election date, the step-up will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

•	We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

•
Your election is irrevocable. This means that if your Contract Value increases after your step-up, you can not ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

When can you buy this rider?
The Hartford’s Principal First rider is closed to new investors and post issue election.
Does electing this rider forfeit your ability to buy other riders?
Yes. If you elected this rider, you could not elect any riders other than MAV Plus (MAV only in applicable states).
How is the charge for this rider calculated?
The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. The charge continues to be deducted until we begin to make Annuity Payouts.
We will recalculate the charge each time that you step-up your Benefit Amount. The fee at the time of step-up will be the charge that we are then currently charging other customers who have previously elected this rider and have elected to step-up. This fee may not be the same as, but will not be more than, the fee that we charge new purchasers or the fee we set before we cease offering this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Before you decide to exercise your step-up privileges, you should request a current prospectus which will describe the then current charge effective upon exercising step-up rights.
We also reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you elect to step-up your Benefit Amount. Subject to limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of ownership of this Contract.
Does the Benefit Amount/Payment Base change under this rider?
Yes. If elected at the time of Contract issuance, your initial Benefit Amount is your initial Premium Payment. If elected after the Contract has been issued, your initial Benefit Amount will be the based on your Contract Value at the time the rider is elected. Any time after the 5th Contract Year that this rider has been in effect and thereafter on each fifth anniversary of the last step-

APP E-2

up (or sooner upon Spousal Contract continuation); you (or your Spouse if Spousal Contract continuation rights have been elected) may elect to step-up the Benefit Amount to the Contract Value.
Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. (Partial Surrenders in excess of your Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments.) Your Benefit Amount can never be more than $5 million.
You cannot elect the step-up privilege if your then current Benefit Amount is higher than your Contract Value on step-up dates.
See Example 1 under The Hartford’s Principal First in Appendix A.
Is this rider designed to pay you withdrawal benefits for your lifetime?
No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate the Benefit Payment. The maximum Benefit Payment is 7% of your Benefit Amount on rider effective date, or if more recently, the last date on which a step up was elected, or the Benefit Amount was reduced due to a partial Surrender exceeding the Benefit Payment. Benefit Payments can begin at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, if you do not take 7% one year, you may not take more than 7% the next year.
If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date we added this rider to your Contract and your next Contract Anniversary, which could be less than a year.
Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment. See Examples 2 and 3 under The Hartford’s Principal First in Appendix A.
Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.
If, in one year, your Surrenders total more than your Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we recalculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.
Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A.
If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding establishments for subsequent Premium Payments), are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

B.	If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

(i)	The Contract Value immediately following the partial Surrender; or

(ii)	The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.
See Examples 2 and 6 under The Hartford’s Principal First in Appendix A.
Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70½. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.
Is this rider designed to pay you Death Benefits?
No. However, partial Surrenders will reduce the standard Death Benefit.
Does this rider replace standard Death Benefits?
No.
Can you revoke this rider?

APP E-3

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.
What effect do partial or full Surrenders have on your benefits under this rider?
Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable CDSC.
If, in one year, your Surrenders total more than your Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.
If your Contract Value is reduced to zero due to receiving Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments. You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.
What happens if you change ownership?
If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

•	The Benefit Amount immediately prior to the ownership change or assignment; or

•	The Contract Value at the time of the ownership change or assignment.
The Benefit Payment will then be reset to 7% of the new Benefit Amount.
If the Owner dies and the sole Beneficiary is the Owner’s Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.
You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.
Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.
Can your Spouse continue your Withdrawal Benefit?
Yes. If the Owner dies and the Beneficiary is the deceased Owner’s Spouse at the time of death, the Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.
What happens if you annuitize your Contract?
You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the “PF Annuity Payout Option”), we will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Owner or the Annuitant should die before the PF Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PF Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PF Annuity Payout Option or any of the Death Benefit options offered in your Contract. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed dollar amount Annuity Payout option until your Benefit Amount is depleted.
Are there restrictions on how you must invest?
No.
Are there restrictions on the amount of subsequent Premium Payments?

APP E-4

No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.
Can we aggregate contracts?
We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect any optional withdrawal benefit rider on both Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.
Other information
This rider may not be appropriate for all investors. Several factors, among others, should be considered:

•	The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used to set Benefit Payments is based on the investment performance of your Sub-Accounts.

•
Benefit Payments cannot be carried forward from one year to the next. You will not be warned if you take less than the maximum withdrawals available without triggering recalculation of your Benefit Payments.

•
Annual Surrenders exceeding 7% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

•
Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

•	Voluntary or involuntary annuitization will terminate Benefit Payments. Annuity Payout options available subsequent to the Annuity Commencement Date may be less than Benefit Payments.

•	There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

•
The fee for this rider may increase if and when a step-up is elected. There are no assurances as to the fee we will be charging at the time of each step-up. This is subject to the maximum fee disclosed in the Synopsis and this section.

•	When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

•	Withdrawals can deplete and even eliminate death benefits.

•
We do not automatically increase payments under the Automatic Income Program If your Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Benefit Payments and your eligible Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

•
The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

APP F-1

Appendix F — The Hartford’s Lifetime Income Foundation
Objective
Protect principal from poor market performance, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.
How does this rider help achieve this goal?
This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

•
Lifetime Withdrawal Benefit. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life’s 60th birthday, until the first death of any Covered Life (“Single Life Option”) or the second death of any Covered Life (“Joint/Spousal Option”). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary multiplied by the applicable Withdrawal Percent. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life’s 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

•
Guaranteed Minimum Death Benefit. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. Partial Surrenders will reduce or eliminate the Guaranteed Minimum Death Benefit. This Guaranteed Minimum Death Benefit replaces the standard Death Benefits provided under this Contract. See Examples 1-14 under The Hartford’s Lifetime Income Foundation in Appendix A.

When can you buy this rider?
The Hartford’s Lifetime Income Foundation is closed to new investors and post-issue election.
When you buy this rider, you must provide us with the names and ages of the Owner, any joint Owner, Annuitant and Beneficiary.
A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.
For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.
The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.
The maximum age of any Contract Owner or Annuitant when electing this rider is 80. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 81.
Does electing this rider forfeit your ability to buy other riders?
Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).
How is the charge for this rider calculated?
The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary after your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.
Does the Benefit Amount/Payment Base change under this rider?
Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders. Your Payment Base can never be less than $0 or more than $5 million. Any

APP F-2

activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on:

•	Subsequent Premium Payments. Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

•
Partial Surrenders. Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the aggregate amount of the partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

A.
If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

B.
If cumulative partial Surrenders during an Eligible Withdrawal Year are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

C.
For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.
Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. See Examples 1-14 under The Hartford’s Lifetime Income Foundation in Appendix A.
Is this rider designed to pay you withdrawal benefits for your lifetime?
Yes. However, your Withdrawal Percent, and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance,

•
If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

•
If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issue date to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

	Withdrawal Percent
Attained age of Relevant Covered Life on the Contract Anniversary prior to the first Partial Surrender	Single Life Option	Joint/Spousal Option
60 - 64	5.0%	4.5%
65 - 69	5.5%	5.0%
70 - 74	6.0%	5.5%
75 - 79	6.5%	6.0%
80+	7.0%	6.5%
Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year; you will not be able to carry remaining amounts forward to future Contract Years.
Is this rider designed to pay you a Death Benefit?
Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in

APP F-3

your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

A.
If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

B.
If cumulative partial Surrenders during an Eligible Withdrawal Year are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

C.
For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled “Can your Spouse continue your Withdrawal Benefit” for more information on the continuation of the Lifetime Benefit Payments by your Spouse.
Does this rider replace the standard Death Benefit?
Yes.
Can you revoke this rider?
Yes. Anytime following the earlier of Spousal Contract continuation or the 5th Contract Year, the Contract Owner may also elect to revoke the Lifetime Withdrawal Benefits whereupon we will deduct one last pro-rated fee for this rider and only the Guaranteed Minimum Death Benefit shall continue to apply. Certain changes in the Covered Life will also constitute a revocation of the Withdrawal Benefits. A Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.
In the event that this rider is terminated, whether as a result of your actions or ours, your Lifetime Benefit Payments will cease; your Payment Base will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.
What effect does partial or full Surrenders have on your benefits under this rider?
Please refer to the discussion under “Does the Benefit Amount/Payment Base change under this rider?” for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments. See Examples 4, 6-8 and 11-14 under The Hartford’s Lifetime Income Foundation in Appendix A.
What happens if you change ownership?
In as much as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a recalculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.
Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new Relevant Covered Life.
After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

APP F-4

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.
You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then we will:

A.
If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

B.
If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

A.
If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

B.
If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

C.
If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

APP F-5

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.
Single Life Option Election:

If the deceased is . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving non-spousal Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit and this rider terminates
Contract Owner	There is a surviving spousal Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit and this rider can continue under Spousal Contract continuation
Contract Owner	There is no surviving Contract Owner	The Annuitant is living or deceased	Rider terminates. Designated Beneficiary receives the Death Benefit
Contract Owner	There is no surviving Contract Owner or Beneficiary	The Annuitant is living or deceased	Rider terminates. Estate receives the Death Benefit
Annuitant	Contract Owner is living	There is no Contingent Annuitant and the Contract Owner becomes the Contingent Annuitant	Contract continues, no Death Benefit is paid, and this rider continues
Annuitant	Contract Owner is living	There is no Contingent Annuitant and the Contract Owner waives their right to become the Contingent Annuitant	Rider terminates and Contract Owner receives the Death Benefit
Annuitant	Contract Owner is Living	Contingent Annuitant is Living	Contingent Annuitant becomes the Annuitant and the Contract and this rider continues
Annuitant	Contract Owner is any non-natural entity	There is no Contingent Annuitant	Contract Owner receives Death Benefit and this rider terminates
Joint/Spousal Election:

If the deceased is . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving Contract Owner	The Annuitant is living or deceased	The surviving Contract Owner continues the Contract and rider; we will increase the Contract Value to the Death Benefit value
Contract Owner	There is no surviving Contract Owner	The Spouse is the sole primary beneficiary	Follow Spousal Contract continuation rules for joint life elections
Contract Owner	There is no surviving Contract Owner or Beneficiary	The Annuitant is living or deceased	Rider terminates and Contract Owner’s estate receives the Death Benefit
Annuitant	The Contract Owner is living	There is a Contingent Annuitant	The Rider continues; upon the death of the last surviving Covered Life, the rider will terminate.
Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.
Can your Spouse continue your Withdrawal Benefit?

•	Single Life Option:

APP F-6

If a Covered Life dies and the Beneficiary is the deceased Covered Life’s Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales of this rider at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.
If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

•	Joint/Spousal Option:
This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

•	The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

•	The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

•
The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender; and

•	The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.
The remaining Covered Life can not name a new Owner of the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will then terminate upon the death of the remaining Covered Life.
If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the age of the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.
What happens if you annuitize your Contract?
If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect. By annuitizing your Contract and choosing an income option, you will be exchanging your accumulated savings and Death Benefits for a guaranteed income stream.
If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

•	Single Life Option:
If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

APP F-7

If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.
If the Annuitant is alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.
The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of your Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.
This option may not be available if the Contract is issued to qualify under Code Section 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

•	Joint/Spousal Option:
If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.
If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.
If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.
The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.
These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.
Are there restrictions on how you must invest?
Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value. Effective October 4, 2013, we began enforcing this contractual right for the products described in Appendix H to require that you allocate your Contract Value and future Premium Payments in accordance with the investment restrictions described in Appendix H as a condition to maintaining the withdrawal feature of the rider. Your selected allocations automatically are re-balanced quarterly. If your allocations do not comply with the investment restrictions described in Appendix H, on and after October 4, 2013 the withdrawal feature of the rider will be revoked. These restrictions are intended to reduce the risk of investment losses that could require the Company to use its General Account assets to pay amounts due under the rider.
To the extent permitted by law, we may modify, add, delete, or substitute, the asset allocation models, investment pro-grams, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while the rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to “Other Program considerations” under the section entitled “What other ways can you invest?” in Section 4.a for more information

APP F-8

regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.
Except as provided below, failure to comply with the investment restrictions will result in termination of the rider. If the rider is terminated by us for violation of applicable investment restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. Termination of the rider will not terminate any concurrent guaranteed minimum Death benefit rider.
If the rider is terminated by us due to a failure to comply with these investment restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a thirty calendar day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change. Upon reinstatement, your Payment Base will be reset at the lower of the Payment Base prior to the termination or Contract Value as of the date of reinstatement. Your Withdrawal Percentage will be reset to equal the Withdrawal Percentage prior to termination unless during the reinstatement period the relevant Covered Life qualifies for a new age band.
Investment in any asset allocation model could mitigate losses but also hamper potential gains. The asset allocation models that you must invest in under the rider provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.
Are there restrictions on the amount of subsequent Premium Payments?
Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. The Return of Premium II rider is closed to new investors. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. This restriction is not currently enforced.
Can we aggregate Contracts?
Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.
We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.
Other information
This rider may not be appropriate for all investors. Several factors, among others, should be considered:

•
The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

•
Your annual Lifetime Benefit Payment may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

•
Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these “lifetime” benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

•	Even though this rider is designed to provide “living benefits,” you should not assume that you will necessarily receive “payments for life” if you have violated any of the terms of this rider.

APP F-9

•	The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

•
The determination of the “Relevant” Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

•	We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time.

•	Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

•
You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or be able to elect optional riders other than MAV Plus.

•
When the Single Life Option is chosen, your Spouse may find continuation of this rider to be unavailable or unattractive after the death of the Covered Life. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

•
The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

•	Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

•	This rider may not be suitable if a Covered Life is under attained age 60.

•
The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

•
We do not automatically increase payments under the Automatic Income Program If your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

•
The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

APP G-1

Appendix G — The Hartford’s Lifetime Income Builder II
Objective
Protect your investment from poor market performance through potential annual automatic Payment Base increases, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.
How does this rider help achieve this goal?
This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

•
Lifetime Withdrawal Benefit. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life’s 60th birthday, until the first death of any Covered Life (“Single Life Option”) or until the second death of any Covered Life (“Joint/Spousal Option”). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary, as adjusted by annual Payment Base increases, multiplied by the applicable Withdrawal Percent. In an Eligible Withdrawal Year, your initial Lifetime Benefit Payment is equal to the Payment Base multiplied by the applicable Withdrawal Percentage. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life’s 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

•
Guaranteed Minimum Death Benefit. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for Partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. Partial Surrenders will reduce or eliminate the Guaranteed Minimum Death Benefit. This Guaranteed Minimum Death Benefit replaces the standard Death Benefits provided under this Contract.

When can you buy this rider?
The Hartford’s Lifetime Income Builder II is closed to new investors (including to existing Owners).
A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.
For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.
The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.
The maximum age of any Contract Owner or Annuitant when electing this rider is 75. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 76.
Does electing this rider forfeit your ability to buy other riders?
Yes. If you elected this rider, you could not elect any rider other than MAV Plus (MAV only in applicable states).
How is the charge for this rider calculated?
The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary after your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.
We reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. Fee increases will not apply if (a) the age of the Relevant Covered Life is 80 or older; or (b) you notify us in writing of your election to permanently waive automatic Payment Base increases. This fee may not be the same as the fee that we charge new purchasers.

APP G-2

Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.
We may offer a lower fee to customers who agree to participate in any asset allocation models, investment programs, or fund-of-funds we may designate from time to time.
You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:

•	Notifying us in writing, verbally or electronically, if available.

•
Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

•	We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

•	We will only honor notifications from the Owner or joint Owner and not through your broker.

•
Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.

•	If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider’s rules.
Does the Benefit Amount/Payment Base change under this rider?
Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders as well as automatic Payment Base increases. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on certain changes in Covered Lives.

•
Automatic Payment Base increases. Your Payment Base may fluctuate based on annual “automatic Payment Base increases.” You will be qualified for annual automatic Payment Base increases commencing on your first Contract Anniversary. Automatic Payment Base increases will cease upon the earlier of the Annuity Commencement Date or the Contract Anniversary immediately following the Relevant Covered Life’s attained age of 80. Automatic Payment Base increases are based on your then current Anniversary Value (prior to the rider charge being taken) divided by your Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Payment Base increases will not take place if the investment performance of your Sub-Accounts is neutral or negative.

•	Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

•
Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

A.
If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

B.
If cumulative partial Surrenders during an Eligible Withdrawal Year are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

C.
For any partial Surrender that first causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.
Partial Surrenders will diminish the Guaranteed Minimum Death Benefit.

APP G-3

See Examples 7, 8 and 10-14 under The Hartford’s Lifetime Income Builder II.
Is this rider designed to pay you withdrawal benefits for your lifetime?
Yes. However, your Withdrawal Percentage and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance:

•
If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

•
If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issuance to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

Attained age of Relevant Covered Life on the Contract Anniversary prior to the first Partial Surrender	Withdrawal Percent
	Single Life Option	Joint/Spousal Option
60-64	5.0%	4.5%
65-69	5.5%	5.0%
70-74	6.0%	5.5%
75-79	6.5%	6.0%
80+	7.0%	6.5%
Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year, you will not be able to carry remaining amounts forward to future Contract Years.
See Examples 1-6 and 11-14 under The Hartford’s Lifetime Income Builder II.
Is this rider designed to pay you Death Benefits?
Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. If the Lifetime Withdrawal Benefit is revoked, we will reduce the Guaranteed Minimum Death Benefit for any partial Surrender after the date the Lifetime Withdrawal Benefit was revoked, in proportion to the reduction in Contract Value due to such partial Surrender, and you will no longer be subject to this rider’s Investment Restrictions (if applicable to your contract (see the “State Variations” provisions in the “Miscellaneous” section)). Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

A.
If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

B.
If cumulative partial Surrenders during an Eligible Withdrawal Year are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

C.
For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled “Can your Spouse continue your Withdrawal Benefit” for more information on the continuation of the Lifetime Benefit Payments by your Spouse.
See Examples 9, 10 and under The Hartford’s Lifetime Income Builder II.

APP G-4

Does this rider replace the standard Death Benefit?
Yes.
Can you revoke this rider?
Yes. You may elect to revoke the Lifetime Withdrawal Benefit at any time subject to state availability and only the Guaranteed Minimum Death Benefit shall continue to apply. You may not revoke the Guaranteed Minimum Death Benefit, although the Guaranteed Minimum Death Benefit will be reduced and/or eliminated due to partial withdrawals. We may revoke the Lifetime Withdrawal Benefit under the Covered Life change, Spousal Contract continuation and Investment Restrictions provisions (if applicable to your contract (see the “State Variations” provision in the “Miscellaneous” section)).  Additionally, we may terminate the entire rider when the oldest Covered Life exceeds the maximum issue age limitation in accordance with the Covered Life change and Spousal Contract continuation provisions. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.
If the Lifetime Withdrawal Benefit is revoked:

•	it cannot be re-elected;

•	you will not receive any Lifetime Withdrawal Payments;

•
we will continue the Guaranteed Minimum Death Benefit only. We will reduce the Guaranteed Minimum Death Benefit for any partial Surrender after the date the Lifetime Withdrawal Benefit was revoked, in proportion to the reduction in Contract Value due to such partial Surrender;

•	you will no longer be subject to this rider’s Investment Restrictions; and

•	you become subject to the rules applicable when the Contract Value is below our minimum Contract Value then in effect.
On the date the Lifetime Withdrawal Benefit is revoked, a prorated share of the rider charge will be assessed.  After that, the rider charge will no longer be assessed. If you elected the Single Life Option, and the Lifetime Withdrawal Benefit is revoked under the Spousal Contract continuation provision, the rider charge will not be assessed on the date the rider is revoked.
A Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.
The factors you may consider when determining whether to voluntarily revoke the Lifetime Withdrawal Benefit include:  whether you continue to want or need the longevity protection provided by Lifetime Withdrawal Benefit payments (the benefit may not be reinstated after it is revoked); whether you wish to cease paying the fees associated with the Lifetime Withdrawal Benefit (keep in mind that you have been paying fees for the Lifetime Withdrawal Benefit since the effective date of the rider), whether you no longer want to be subject to the investment restrictions required to maintain the Lifetime Withdrawal Benefit (if applicable to your contract (see the “State Variations” provisions in the “Miscellaneous” section)); and whether or not you plan on taking partial withdrawals in the future and how these partial withdrawals will reduce the Guaranteed Minimum Death Benefit. As described in the “Is this rider designed to pay you Death Benefits?” section, partial surrenders taken while the Lifetime Withdrawal Benefit is in effect reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis or on a proportionate basis (in proportion to the reduction in Contract Value due to such partial withdrawal) depending on when you take withdrawals and/or the amount of cumulative withdrawals.  Partial withdrawals taken after you revoke the Lifetime Withdrawal Benefit will reduce the Guaranteed Minimum Death Benefit on a proportionate basis. If your Account Value is less than your Guaranteed Minimum Death Benefit at the time of a partial withdrawal then reducing the Guaranteed Minimum Death Benefit on a proportionate basis will result in a greater reduction in the Guaranteed Minimum Death Benefit than if a dollar-for-dollar reduction was taken. You should consult an investment professional before making any decision to revoke the Lifetime Withdrawal Benefit.
Please see “Can your Spouse continue your Withdrawal Benefit?” and “Are there restrictions on how you must invest?” for more information.
What effect do partial or full Surrenders have on your benefits under this rider?
Please refer to “Does the Benefit Amount/Payment Base change under this rider?” for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.
See Examples 7, 8 and 10-14 under The Hartford’s Lifetime Income Builder II.
What happens if you change ownership?
Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may

APP G-5

cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.
Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.
After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.
Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.
You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

A.
If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

B.
If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then we will:

A.
If the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value; or

B.
If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

C.
If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change. The Maximum Contract Value will be recalculated to equal the Contract Value on the date of the change.

If the rider is no longer available for sale, the maximum age limitation of the rider is 76.
The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

APP G-6

Single Life Option Election:

If the Deceased is . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving non-spousal Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit and this rider terminates
Contract Owner	There is a surviving spousal Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit and this rider can continue under Spousal Contract continuation
Contract Owner	There is no surviving Contract Owner	The Annuitant is living or deceased	Rider terminates. Designated Beneficiary receives the Death Benefit
Contract Owner	There is no surviving Contract Owner or Beneficiary	The Annuitant is living or deceased	Rider terminates. Estate receives the Death Benefit
Annuitant	Contract Owner is living	There is no Contingent Annuitant and the Contract Owner becomes the Contingent Annuitant	Contract continues, no Death Benefit is paid, and this rider continues
Annuitant	Contract Owner is living	There is no Contingent Annuitant and the Contract Owner waives their right to become the Contingent Annuitant	Rider terminates and Contract Owner receives the Death Benefit
Annuitant	Contract Owner is Living	Contingent Annuitant is Living	Contingent Annuitant becomes the Annuitant and the Contract and this rider continues
Joint/Spousal Election:

If the Deceased is . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving Contract Owner	The Annuitant is living or deceased	The surviving Contract Owner continues the Contract and rider; we will increase the Contract Value to the Death Benefit value
Contract Owner	There is no surviving Contract Owner	The Spouse is the sole primary beneficiary	Follow Spousal Contract continuation rules for joint life elections
Contract Owner	There is no surviving Contract Owner or Beneficiary	The Annuitant is living or deceased	Rider terminates and Contract Owner’s estate receives the Death Benefit
Annuitant	The Contract Owner is living	There is a Contingent Annuitant	The Rider continues; upon the death of the last surviving Covered Life, the rider will terminate.
Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.
Can your Spouse continue your Withdrawal Benefit?

•	Single Life Option:
If a Covered Life dies and the Beneficiary is the deceased Covered Life’s Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Features at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set

APP G-7

equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.
If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit and the rider charge will no longer be assessed.

•	Joint/Spousal Option:
This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

•	The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date

•	The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date

•
The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender

•	The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.
The remaining Covered Life can not name a new owner on the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.
If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.
See Example 17 under The Hartford’s Lifetime Income Builder II.
What happens if you annuitize your Contract?
If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect.
If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

•	Single Life Option:
If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.
If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.
If the Annuitant and joint Annuitant are alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.
The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that

APP G-8

will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.
This option may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

•	Joint/Spousal Option:
If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.
If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.
If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.
The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.
These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.
Are there restrictions on how you must invest?
Yes. Effective October 4, 2013, we began enforcing our contractual right to require that you allocate your Contract Value and future Premium Payments in accordance with the investment restrictions described in Appendix D as a condition to maintaining the withdrawal feature of the rider. Your selected allocations are automatically rebalanced quarterly. If your allocation do not comply with the investment restrictions described in Appendix D, on and after October 4, 2013 the withdrawal feature of your rider is revoked. These restrictions are intended to reduce the risk of investment losses that could require the Company to use its General Account assets to pay amounts due under the rider.
To the extent permitted by law, we may modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while the rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to “Other Program considerations” under the section entitled “What other ways can you invest?” in Section 5.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.
Except as provided below, failure to comply with the investment restrictions will result in revocation of the withdrawal feature. If the withdrawal feature of the rider is revoked by us for violation of applicable investment restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. Revocation of the withdrawal feature will not terminate any concurrent guaranteed minimum death benefit rider.
If the withdrawal feature is revoked by us due to a failure to comply with these investment restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a thirty calendar day reinstatement period to do this. The reinstatement period will begin upon revocation of the

APP G-9

withdrawal feature. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender, or make a Covered Life change. Upon reinstatement, your Payment Base will be reset at the lower of the Payment Base prior to the revocation or Contract Value as of the date of reinstatement. Your Withdrawal Percentage will be reset to equal the Withdrawal Percentage prior to revocation unless during the reinstatement period the relevant Covered Life qualifies for a new age band.
Investment in any asset allocation model could mitigate losses but also hamper potential gains. The asset allocation models that you must invest in under the rider provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.
Are there restrictions on the amount of subsequent Premium Payments?
Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. This restriction is not currently enforced. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.
See Examples 9 and 10 under The Hartford’s Lifetime Income Builder II.
Can we aggregate Contracts?
Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.
We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.
Other information

•	This rider may not be appropriate for all investors. Several factors, among others, should be considered:

•
The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

•
Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

•
Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these “lifetime” benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

•	Even though this rider is designed to provide “living benefits,” you should not assume that you will necessarily receive “payments for life” if you have violated any of the terms of this rider.

•	The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

•
The determination of the “Relevant” Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

•
We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time. In the event that this rider is terminated by us, your Lifetime Benefit Payments will cease; your

APP G-10

Payment Base, including any automatic Payment Base increases will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

•	Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

•
You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or able to elect optional riders other than MAV Plus.

•
When the Single Life Option is chosen, Spouses may find continuation of this rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

•
The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

•	Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

•	This rider may not be suitable if a Covered Life is under attained age 60.

•	Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

•
We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

•
The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

APP H-1

Appendix H — Optional Rider Investment Restrictions
(Percentage allocations apply to value in the Sub-Accounts)
A. Investment Resrictions for: Lifetime Income Foundation, Lifetime Income Builder II, Lifetime Income Builder Selects
Applicable to the following products: Hartford Leaders IV, Hartford Leaders Plus IV, Hartford Leaders Access IV, Hartford
Leaders Edge IV, and Hartford Leaders Outlook IV
(If applicable to your contract (see the "State Variations" provisions in the "Miscellaneous" section))

You must allocate your Sub-Account Value in accordance with the following investment restrictions on and after October 4, 2013 and you must elect to rebalance your allocations quarterly:
(1) SELF SELECT

Category 1:	Fixed Income Rule: Minimum 40% of allocation Maximum of 100% of Allocation*

Category 2:	Acceptable Investment Options (Equity or Multi-Asset) Rule: Maximum 60% of allocation, maximum 20% in any one fund

Category 3:	Limited Investment Options (Equity, Multi-Asset, or Bond) Rule: Maximum 20% of allocation, maximum of 10% in any one fund

Category 1:	Fixed Income Rule: Minimum 40% of allocation Maximum of 100% of Allocation*
HIMCO VIT American Funds Bond Fund
Hartford Ultrashort Bond HLS Fund
Hartford Total Return Bond HLS Fund
Hartford U.S. Government Securities HLS Fund
Invesco V.I. Money Market Fund
MFS Total Return Bond Series

*
If you have 100% allocation to the Fixed Accumulation Feature (FAF) on and after October 4, 2013 you will comply with these investment restrictions for as long as your allocation remains at 100% to the FAF. Please remember that effective October 4 2013, the FAF was closed to new allocations or Premium Payments (with limited state exclusions). Therefore, if you move any money out of the FAF and into the Sub-Accounts you will not be able to move it back into the FAF AND your Sub-Account allocations must comply with these investment restrictions in order to prevent the termination of your living benefit rider.

Category 2: Acceptable Investment Options (Equity or Multi-Asset) Rule: Maximum 60% of allocation, maximum 20% in any one fund
AB VPS Balanced Wealth Strategy Portfolio
AB VPS International Growth Portfolio
AB VPS International Value Portfolio
AB VPS Value Portfolio
HIMCO VIT American Funds Asset Allocation Fund
HIMCO VIT American Funds Blue Chip Income and Growth Fund
HIMCO VIT American Funds Global Growth and Income Fund
HIMCO VIT American Funds Global Growth Fund
HIMCO VIT American Funds Growth Funds
HIMCO VIT American Funds Growth-Income Funds
Fidelity VIP Contrafund Portfolio
Fidelity VIP Dynamic Capital Appreciation Portfolio
Fidelity VIP Growth Portfolio
Franklin Flex Cap Growth VIP Fund
Franklin Income VIP Fund
Hartford Balanced HLS Fund
Hartford Capital Appreciation HLS Fund
Hartford Disciplined Equity HLS Fund

APP H-2

Hartford Dividend and Growth HLS Fund
Hartford Global Growth HLS Fund
Hartford Global Research HLS Fund
Hartford Growth HLS Fund
Hartford Growth Opportunities HLS Fund
Hartford Stock HLS Fund
Hartford Value HLS Fund
Invesco V.I. American Franchise Fund
Invesco V.I. Balanced Risk Allocation Fund
Invesco V.I. Core Equity Fund
Invesco V.I. International Growth Fund
Invesco V.I. Growth and Income Fund
Lord Abbett Calibrated Dividend Growth Portfolio
Lord Abbett Growth and Income Portfolio
MFS Growth Series
MFS Investors Trust Series
MFS Total Return Series
MFS Value Series
Franklin Mutual Global Discovery VIP Fund
Franklin Mutual Shares VIP Fund
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Equity Income Fund/VA
Oppenheimer Main Street Fund/VA
Putnam VT Global Asset Allocation Fund
Putnam VT International Equity Fund
Putnam VT International Value Fund
Templeton Foreign VIP Fund
Category 3: Limited Investment Options (Equity, Multi-Asset, or Bond) Rule: Maximum 20% of allocation, maximum of 10% in any one fund
AB VPS Small/Mid Cap Value Portfolio
HIMCO VIT American Funds Global Bond Fund
HIMCO VIT American Funds Global Small Capitalization Fund
HIMCO VIT American Funds International Fund
HIMCO VIT American Funds New World Fund
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Value Strategies Portfolio
Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Franklin Strategic Income VIP Fund
Hartford High Yield HLS Fund
Hartford International Opportunities HLS Fund
Hartford Small Company HLS Fund
Hartford Small/Mid Cap Equity HLS Fund
Hartford Small Cap Growth HLS Fund
Invesco V.I. Small Cap Equity Fund
Invesco V.I. American Value Fund
Lord Abbett Bond-Debenture Portfolio
Oppenheimer Main Street Small Cap Fund/VA
Putnam VT Diversified Income Fund
Putnam VT Small Cap Value Fund

APP H-3

Templeton Developing Markets VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
UIF Mid Cap Growth Portfolio
(2) ASSET ALLOCATIONS MODELS

	Hartford LIB & LIF Riders
Fund	Conservative 2	Balanced 2	Moderate Growth 2
Invesco V.I. International Growth Fund	2%	0%	0%
Invesco V.I. Small Cap Equity Fund	2%	3%	2%
HIMCO VIT American Funds Growth Fund	4%	6%	7%
HIMCO VIT American Funds International Fund	3%	4%	5%
Fidelity VIP Mid Cap Portfolio	2%	3%	3%
Franklin Small Cap Value VIP Fund	0%	0%	2%
Franklin Strategic Income VIP Fund	3%	2%	0%
Hartford Capital Appreciation HLS Fund	4%	5%	6%
Hartford Disciplined Equity HLS Fund	6%	7%	8%
Hartford Growth Opportunities HLS Fund	4%	5%	6%
Hartford High Yield HLS Fund	4%	2%	0%
Hartford International Opportunities HLS Fund	2%	3%	4%
Hartford Total Return Bond HLS Fund	25%	22%	20%
MFS Total Return Bond Series	24%	22%	20%
MFS Value Series	5%	6%	7%
Franklin Mutual Shares VIP Fund	4%	5%	6%
Templeton Foreign VIP Fund	2%	3%	4%
Templeton Global Bond VIP Fund	4%	2%	0%
Total	100%	100%	100%
(3) INVESTMENT MODELS
Investment Model Option A: Hartford

Hartford Total Return Bond HLS Fund	40%
Hartford Capital Appreciation HLs Fund	20%
Hartford Dividend and Growth HLS Fund	20%
Hartford Small Company HLS Fund	10%
Hartford International Opportunities HLS Fund	10%
Total	100%
Investment Model Option B: Franklin

MFS Total Return Bond Series	40%
Franklin Small-Mid Cap Growth VIP Fund	10%
Templeton Growth VIP Fund	10%
Franklin Mutual Shares VIP Fund	20%
Franklin Mutual Global Discovery VIP Fund	20%
Total	100%

APP H-4

Investment Model Option C: American

HIMCO VIT American Funds Bond Fund	40%
HIMCO VIT American Funds Global Small Capitalization Fund	10%
HIMCO VIT American Funds Growth Fund	20%
HIMCO VIT American Funds Growth-Income Fund	20%
HIMCO VIT American Funds International Fund	10%
Total	100%
Investment Model Option D: Diversifive

MFS Total Return Bond Series	40%
Hartford Dividend & Growth HLS Fund	20%
MFS Growth Series	20%
Templeton Foreign VIP Fund	10%
Invesco V.I. International Growth Fund	10%
Total	100%

B. Investment Restrictions For: The Harford’s Lifetime Income Builder Portfolios
Applicable for: Hartford Leaders IV, Hartford Leaders Plus IV, Hartford Leaders Access IV,
Hartford Leaders Outlook IV, Hartford Leaders Platinum, Hartford Leaders/Chase Series III,
Huntington Hartford Leaders Series II, Hartford Leaders Ultra and Hartford Leaders Select
Series II Huntington, Hartford Leaders Outlook IV
(If applicable to your contract (see the "State Variations" provisions in the "Miscellaneous" section))

(1) INVESTMENT STRATEGY MODELS (effective 5/1/08)
Hartford Checks and Balances

Hartford Capital Appreciation HLS Fund	33%
Hartford Dividend and Growth HLS Fund	33%
Hartford Total Return Bond HLS Fund	34%
TOTAL	100%
Franklin Founding Investment Strategy

Franklin Income VIP Fund	34%
Franklin Mutual Shares VIP Fund	33%
Templeton Growth VIP Fund	33%
TOTAL	100%
American Growth Foundation Strategy

HIMCO VIT American Funds Bond Fund	25%
HIMCO VIT American Funds Global Small Cap Fund	10%
HIMCO VIT American Funds Growth & Income Fund	25%
HIMCO VIT American Funds Growth Fund	25%
HIMCO VIT American Funds International Fund	15%
TOTAL	100%

APP H-5

Core Four Strategy

HIMCO VIT American Funds International Fund	25%
Franklin Income VIP Fund	25%
Hartford Growth Opportunities HLS Fund	25%
Hartford Total Return Bond HLS Fund	25%
TOTAL	100%
(2) PORTFOLIO PLANNER ASSET ALLOCATION MODELS

FUND	Balanced	Moderate Growth	Growth
Invesco V.I. International Growth Fund S2	3%	4%	3%
AB VPS International Value Portfolio	3%	4%	3%
HIMCO VIT American Funds Bond Fund	10%	7%	0%
HIMCO VIT American Funds Growth Fund	6%	7%	8%
HIMCO VIT American Funds International Fund	4%	5%	5%
Fidelity VIP Mid Cap Portfolio	3%	3%	2%
Franklin Small Cap Value VIP Fund	0%	2%	2%
Franklin Strategic Income VIP Fund	10%	9%	8%
Hartford Capital Appreciation HLS Fund	5%	6%	7%
Hartford Disciplined Equity HLS Fund	7%	8%	9%
Hartford Growth Opportunities HLS Fund	5%	6%	7%
Hartford International Opportunities HLS Fund	0%	0%	4%
Hartford Total Return Bond HLS Fund	10%	10%	10%
Lord Abbett Bond-Debenture Portfolio	5%	5%	5%
MFS Value Series	6%	7%	8%
Franklin Mutual Shares VIP Fund	5%	6%	7%
Oppenheimer Main Street Small Cap Fund/VA	3%	2%	3%
Putnam VT Diversified Income Fund	10%	9%	7%
Templeton Global Bond VIP Fund	5%	0%	0%
UIF Mid Cap Growth Portfolio	0%	0%	2%
Total	100%	100%	100%

APP H-6

Portfolio Planner Asset Allocation Models (effective 10/19/09)

FUND	Balanced	Moderate Growth	Growth
AB VPS Small/Mid-Cap Value	0%	0%	2%
HIMCO VIT American Funds Growth Fund	6%	7%	8%
HIMCO VIT American Funds International Fund	4%	5%	5%
Fidelity VIP Mid Cap Portfolio	3%	3%	2%
Franklin Small Cap Value VIP Fund	0%	2%	0%
Franklin Strategic Income VIP Fund	4%	4%	3%
Hartford Capital Appreciation HLS Fund	5%	6%	7%
Hartford Disciplined Equity HLS Fund	7%	8%	9%
Hartford Growth Opportunities HLS Fund	5%	6%	7%
Hartford High Yield HLS Fund	5%	5%	5%
Hartford International Opportunities HLS Fund	0%	0%	4%
Hartford Total Return Bond HLS Fund	17%	12%	7%
Invesco V.I. International Growth Fund	3%	4%	3%
Invesco V.I. Small Cap Equity Fund	3%	2%	3%
MFS Total Return Bond Series	17%	13%	10%
MFS Value Series	6%	7%	8%
Franklin Mutual Shares VIP Fund	5%	6%	7%
Templeton Foreign VIP Fund	3%	4%	3%
Templeton Global Bond VIP Fund	7%	6%	5%
Total	100%	100%	98%
Custom Portfolio Planner Asset Allocation Models
(Hartford Leaders / Chase III) (effective 5/01/08)

Fund	Moderate	Growth	Enhanced Growth
Invesco V.I International Growth Fund	4%	3%	4%
AB VPS International Value Portfolio	4%	3%	4%
HIMCO VIT American Funds Bond Fund	7%	0%	0%
HIMCO VIT American Funds Growth Fund	7%	8%	8%
HIMCO VIT American Funds International Fund	5%	5%	5%
Fidelity VIP Mid Cap Portfolio	3%	2%	3%
Franklin Small Cap Value VIP Fund	2%	2%	3%
Franklin Strategic Income VIP Fund	9%	8%	5%
Hartford Capital Appreciation HLS Fund	6%	7%	8%
Hartford Disciplined Equity HLS Fund	8%	9%	10%
Hartford Growth Opportunities HLS Fund	6%	7%	8%
Hartford International Opportunities HLS Fund	0%	4%	4%
JPMorgan Insurance Trust Core Bond Portfolio	10%	10%	7%
Invesco V,.I. Money Market Fund	0%	2%	2%
Lord Abbett Bond-Debenture Portfolio	5%	5%	3%
MFS Value Series	7%	8%	9%
Franklin Mutual Shares VIP Fund	6%	7%	8%
Oppenheimer Main Street Small Cap Fund/VA	2%	3%	4%
Putnam VT Diversified Income Fund	9%	7%	5%
Total	100%	100%	100%

APP H-7

Hartford Leaders / Chase III) (effective 10/19/09)

FUND	Moderate	Growth	Growth
Invesco V.I. International Growth Fund	3%	4%	3%
Invesco V.I. Small Cap Equity Fund	3%	2%	3%
HIMCO VIT American Funds Growth Fund	6%	7%	8%
HIMCO VIT American Funds International Fund	4%	5%	5%
Fidelity VIP Mid Cap Portfolio	3%	3%	2%
Franklin Small Cap Value VIP Fund	0%	2%	2%
Franklin Strategic Income VIP Fund	4%	4%	3%
Hartford Capital Appreciation HLS Fund	5%	6%	7%
Hartford Disciplined Equity HLS Fund	7%	8%	9%
Hartford Growth Opportunities HLS Fund	5%	6%	7%
Hartford High Yield HLS Fund	5%	5%	5%
JPMorgan Insurance Trust Core Bond Portfolio	17%	13%	10%
Invesco V.I. Money Market Fund	0%	0%	2%
MFS Total Return Bond Series	17%	12%	7%
MFS Value Series	6%	7%	8%
Franklin Mutual Shares VIP Fund	5%	6%	7%
Templeton Foreign VIP Fund	3%	4%	3%
Templeton Global Bond VIP Fund	7%	6%	5%
Total	100%	100%	100%
Custom Portfolio Planner Asset Allocation Models
(Huntington Hartford Leaders II, Huntington Hartford Leaders Outlook IV) (effective 5/01/08)

FUND	Balanced	Moderate Growth	Growth
Invesco V.I. International Growth Fund	4%	4%	4%
AB VPS International Value Portfolio	4%	4%	4%
HIMCO VIT American Funds Bond Fund	5%	4%	0%
HIMCO VIT American Funds Growth Fund	5%	6%	7%
Franklin Small Cap Value VIP Fund	0%	2%	2%
Franklin Strategic Income VIP Fund	5%	5%	4%
Hartford Capital Appreciation HLS Fund	5%	6%	7%
Hartford International Opportunities HLS Fund	0%	0%	5%
Hartford Total Return Bond HLS Fund	10%	10%	10%
Huntington VA Dividend Capture Fund	10%	12%	13%
Huntington VA Situs Fund	7%	6%	8%
Inveso V.I. Money Market Fund	19%	20%	16%
Lord Abbett Bond-Debenture Fund	5%	5%	5%
MFS Value Series	3%	3%	4%
Oppenheimer Main Street Fund/VA	3%	4%	4%
Putnam VT Diversified Income Fund	10%	9%	7%
Templeton Global Bond VIP Fund	5%	0%	0%
Total	100%	100%	100%

APP H-8

(Huntington Hartford Leaders II, Huntington Hartford Leaders Outlook IV) (effective 10/19/09)

FUND	Balanced	Moderate Growth	Growth
Invesco V.I. International Growth Fund	4%	4%	4%
Invesco V.I. Small Cap Equity Fund	2%	2%	3%
HIMCO VIT American Funds Bond Fund	5%	4%	0%
HIMCO VIT American Funds Growth Fund	5%	6%	7%
HIMCO VIT American International Fund	0%	2%	3%
Fidelity VIP Mid Cap Portfolio	0%	1%	1%
Franklin Strategic Income VIP Fund	5%	4%	4%
Hartford Capital Appreciation HLS Fund	7%	7%	8%
Hartford International Opportunities HLS Fund	0%	0%	3%
Hartford High Yield HLS Fund	5%	5%	5%
Hartford Total Return Bond HLS Fund	8%	7%	6%
Huntington VA Dividend Capture Fund	10%	12%	13%
Huntington VA Situs Fund	6%	7%	7%
Invesco V.I. Money Market Fund	19%	19%	17%
MFS Total Return Bond Series	10%	7%	6%
MFS Value Series	3%	3%	4%
Templeton Foreign VIP Fund	4%	4%	4%
Templeton Global Bond VIP Fund	7%	6%	5%
Total	100%	100%	100%
Custom Portfolio Planner Asset Allocation Models (effective 5/01/08)
(Hartford Leaders Ultra)

FUND	Moderate	Growth	Growth
Invesco V.I. International Growth Fund	3%	4%	3%
AB VPS International Value Portfolio	3%	4%	3%
HIMCO VIT American Funds Bond Fund	10%	7%	0%
HIMCO VIT American Funds Growth Fund	4%	5%	6%
HIMCO VIT American Funds International Fund	4%	5%	5%
Fidelity VIP Mid Cap Portfolio	3%	3%	2%
Franklin Small Cap Value VIP Fund	0%	2%	2%
Franklin Strategic Income VIP Fund	10%	9%	8%
Hartford Capital Appreciation HLS Fund	5%	6%	7%
Hartford Disciplined Equity HLS Fund	7%	8%	9%
Hartford Growth Opportunities HLS Fund	4%	5%	5%
Hartford International Opportunities HLS Fund	0%	0%	4%
Hartford Total Return Bond HLS Fund	10%	10%	10%
Hartford Ultrashort Bond HLS Fund	6%	6%	8%
Lord Abbett Bond-Debenture Fund	5%	5%	5%
MFS Value Series	4%	5%	6%
Franklin Mutual Shares VIP Fund	4%	5%	5%
Oppenheimer Main Street Small Cap Fund/VA	3%	2%	3%
Putnam VT Diversified Income Fund	10%	9%	7%
Templeton Global Bond VIP Fund	5%	0%	0%
UIF Mid Cap Growth Portfolio	0%	0%	2%
Total	100%	100%	100%

APP H-9

Custom Portfolio Planner Asset Allocation Models (effective 5/01/08)
(Hartford Leaders Select II, Hartford Leaders Select Plus II, Hartford Leaders Select Outlook II) (effective 5/01/08)

FUND	Balanced	Moderate Growth	Growth
Invesco V.I. International Growth Fund	3%	4%	3%
AllianceBernstein VPS International Value Portfolio	3%	4%	3%
American Funds Bond HLS Fund	10%	7%	0%
American Funds Growth HLS Fund	6%	7%	8%
American Funds International HLS Fund	4%	5%	5%
Fidelity VIP Mid Cap Portfolio	3%	3%	2%
Franklin Strategic Income VIP Fund	10%	9%	8%
Hartford Capital Appreciation HLS Fund	5%	6%	7%
Hartford Growth Opportunities HLS Fund	5%	6%	7%
Hartford International Opportunities HLS Fund	0%	0%	4%
Hartford Total Return Bond HLS Fund	10%	10%	10%
Lord Abbett Bond-Debenture Fund	5%	5%	5%
MFS Value Series	6%	7%	8%
Franklin Mutual Shares VIP Fund	5%	6%	7%
Oppenheimer Main Street Small Cap Fund/VA	3%	2%	3%
Putnam VT Diversified Income Fund	10%	9%	7%
Templeton Global Bond VIP Fund	5%	0%	0%
UIF Mid Cap Growth Portfolio	0%	0%	2%
Wells Fargo Advantage VT Opportunity Fund	7%	8%	9%
Wells Fargo Advantage VT Small Cap Value Fund	0%	2%	2%
Total	100%	100%	100%

APP H-10

(Hartford Leaders Select II, Hartford Leaders Select Plus II, Hartford Leaders Select Outlook II) (effective 10/19/09)

FUND	Balanced	Moderate Growth	Growth
Invesco V.I. International Growth Fund	3%	4%	3%
Invesco V.I. Small Cap Equity Fund	3%	2%	3%
AB VPS Small/Mid Cap Value Portfolio	0%	0%	2%
HIMCO VIT American Funds Growth Fund	6%	7%	8%
HIMCO VIT American Funds International Fund	4%	5%	5%
Fidelity VIP Mid Cap Portfolio	3%	3%	2%
Franklin Strategic Income VIP Fund	4%	4%	3%
Hartford Capital Appreciation HLS Fund	5%	6%	7%
Hartford Growth Opportunities HLS Fund	5%	6%	7%
Hartford International Opportunities HLS Fund	0%	0%	4%
Hartford High Yield HLS Fund	5%	5%	5%
Hartford Total Return Bond HLS Fund	17%	12%	7%
MFS Total Return Bond Series	17%	13%	10%
MFS Value Series	6%	7%	8%
Franklin Mutual Shares VIP Fund	5%	6%	7%
Templeton Foreign VIP Fund	3%	4%	3%
Templeton Global Bond VIP Fund	5%	6%	5%
Wells Fargo Advantage VT Opportunity Fund	7%	8%	9%
Wells Fargo Advantage VT Small Cap Value Fund	0%	2%	2%
Total	100%	100%	100%
(3) CUSTOM INVESTMENT STRATEGY MODELS (effective 5/01/08)
(Hartford Leaders Platinum I, Hartford Leaders Platinum Outlook I)
Platinum Pack Strategy

HIMCO VIT American Funds International Fund	20%
Franklin Income VIP Fund	20%
Hartford Growth Opportunities HLS Fund	20%
Hartford Total Return Bond HLS Fund	10%
Hartford Ultra Short Bond HLS Fund	10%
Sterling Capital Special Opportunities VIF Fund	10%
Sterling Capital Total Return Bond VIF Fund	10%
TOTAL	100%
(Huntington Hartford Leaders II, Huntington Hartford Leaders Outlook IV)
Huntington World Class Strategy

HIMCO VIT American Funds Global Growth & Income Fund	15%
Franklin Income VIP Fund	15%
Hartford Growth Opportunities HLS Fund	15%
Hartford Total Return Bond HLS Fund	25%
Huntington VA Situs Fund	15%
Invesco V.I. Money Market Fund	15%
TOTAL	100%

To obtain a Statement of Additional Information, please complete the form below and mail to:
Hartford Life Insurance Company/Hartford Life and
Annuity Insurance Company
PO Box 14293
Lexington, KY 40512-4293
Please send a Statement of Additional Information to me at the following address:

Name

Address

City/State	Zip Code

Contract Name
Issue Date

Statement of Additional Information
Hartford Life and Annuity Insurance Company
Separate Account Seven
Hartford Leaders Series IV
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.
To obtain a prospectus, send a written request to Hartford Life and Annuity Insurance Company, P. O. Box 14293, Lexington, KY 40512-4293.
Date of Prospectus: May 1, 2015
Date of Statement of Additional Information: May 1, 2015

2

General Information
Safekeeping of Assets
We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.
Experts
The statutory-basis financial statements of Hartford Life and Annuity Insurance Company as of December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report (which report expresses an unmodified opinion in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut), and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Seven as of December 31, 2014, and the related statements of operations for the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.
Non-Participating
The Contract is non-participating and we pay no dividends.
Misstatement of Age or Sex
If an Annuitant’s age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.
Principal Underwriter
The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. (“HSD”). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.
We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2014: $31,239,444; 2013: $52,162,456; and 2012: $53,516,439.
OPERATIONAL RISKS
An investment in a Contract, Separate Account, or Fund can involve operational and information security risks arising from factors such as processing errors, inadequate or failed processes, failure in systems and technology, changes in personnel and errors caused by third-party service providers.  While we seek to minimize such events through controls and oversight, there may still be failures that could adversely affect us and your Contract’s Value. In addition, as the use of technology increases, we, a Contract, a Separate Account, or Fund may be more susceptible to operational risks through breaches in cybersecurity.  A breach in cybersecurity refers to both intentional and unintentional events that may cause us, a Contract, a Separate Account, or Fund to lose proprietary information, suffer data corruption, or operational capacity, and as a result, may incur regulatory penalties, reputational damage, and additional compliance costs associated with corrected measures and/or financial loss.  In addition, cyber security breaches of a Fund’s third party service providers or issuers of securities in which the underlying Funds invest may also subject a Fund to many of the same risks associated with direct cybersecurity breaches.
Performance Related Information
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
Total Return for all Sub-Accounts
When a Sub-Account advertises its standardized total return, it will usually be calculated from the later of the date of the inception of the Sub-Account or Separate Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deduct for the Total Annual Fund Operating Expenses, any Sales Charge, Separate Account Annual Expenses without any optional charge deductions and the Annual Maintenance Fee.
The formula we use to calculate standardized total return is P(1+T)n = ERV. In this calculation, “P” represents a hypothetical initial premium payment of $1,000.00, “T” represents the average annual total return, “n” represents the number of years and “ERV” represents the redeemable value at the end of the period.

3

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the later of the date of inception of the underlying fund or Separate Account for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return includes the impact of a minimum 1% sales charge, if applicable, and the Annual Maintenance Fee is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.
A Sub-Account may advertise non-standardized total returns for periods predating its inception as an investment option in this variable annuity. Such non-standardized total returns reflect the adjusted historical returns of the underlying Fund in which the Sub-Account invests, as adjusted for certain Separate Account annual expenses (Mortality and Expense Risk Charges and Administrative Fees), but excludes adjustments for optional riders or deductions for Annual Maintenance Fees, sales charges, premium taxes and federal/state taxes (including possible penalties). To the extent that a Sub-Account invests in a Feeder Fund (a Feeder Fund is a fund that invests all of its assets into a corresponding Master Fund), the Feeder Fund’s performance for periods pre-dating the inception of the Feeder Fund and/or its inclusion within a Separate Account may include the performance of the Master Fund since the inception of the Master Fund, as adjusted for the Feeder Fund’s operating expenses. In such case, the performance of a Feeder Fund will be lower than the corresponding Master Fund because of Feeder Fund operating expenses. Performance may include the effect of waivers and reimbursements, in the absence of which performance may have been lower.
Yield for Sub-Accounts
If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.
The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.
The formula we use to calculate yield is: YIELD = 2[(a − b/cd +1)6 − 1]. In this calculation, “a” represents the net investment income earned during the period by the underlying fund, “b” represents the expenses accrued for the period, “c” represents the average daily number of Accumulation Units outstanding during the period and “d” represents the maximum offering price per Accumulation Unit on the last day of the period.
Money Market Sub-Accounts
At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.
Current yield of a money market fund Sub-Account is calculated for a seven-day period or the “base period” without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period.
The result is the base period return or “BPR.” Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.
The formula for this calculation is YIELD = BPR × (365/7), where BPR = (A − B)/C. “A” is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. “B” is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. “C” represents the value of the Sub-Account at the beginning of the base period.
Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] − 1.
Additional Materials
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments,

4

customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.
Performance Comparisons
Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract’s sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

5

Accumulation Unit Values
The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below show all possible Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Values are shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.
Core Shares

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
AllianceBernstein VPS Balanced Wealth Strategy Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.131	$10.565	$9.435	$9.855	$9.048	$7.361	$10.403
Accumulation Unit Value at end of period	$12.832	$12.131	$10.565	$9.435	$9.855	$9.048	$7.361
Number of Accumulation Units outstanding at end of period (in thousands)	386	648	716	728	716	642	302
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.921	$10.413	$9.328	$9.772	$8.998	$7.343	$10.398
Accumulation Unit Value at end of period	$12.572	$11.921	$10.413	$9.328	$9.772	$8.998	$7.343
Number of Accumulation Units outstanding at end of period (in thousands)	160	154	169	145	154	144	90
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.783	$10.313	$9.256	$9.717	$8.965	$7.331	$10.395
Accumulation Unit Value at end of period	$12.402	$11.783	$10.313	$9.256	$9.717	$8.965	$7.331
Number of Accumulation Units outstanding at end of period (in thousands)	63	72	87	76	91	94	65
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.612	$10.189	$9.168	$9.648	$8.924	$7.316	$—
Accumulation Unit Value at end of period	$12.192	$11.612	$10.189	$9.168	$9.648	$8.924	$—
Number of Accumulation Units outstanding at end of period (in thousands)	139	139	131	131	123	98	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.579	$10.164	$9.151	$9.635	$8.916	$7.313	$10.390
Accumulation Unit Value at end of period	$12.150	$11.579	$10.164	$9.151	$9.635	$8.916	$7.313
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	1	1	1	1	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.427	$14.456	$13.047	$13.772	$12.777	$10.505	$—
Accumulation Unit Value at end of period	$17.195	$16.427	$14.456	$13.047	$13.772	$12.777	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	10	10	9	9	4	—

6

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
AllianceBernstein VPS International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.808	$7.870	$6.916	$8.341	$7.500	$5.454	$10.464
Accumulation Unit Value at end of period	$8.576	$8.808	$7.870	$6.916	$8.341	$7.500	$5.454
Number of Accumulation Units outstanding at end of period (in thousands)	219	248	341	366	374	387	344
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$8.655	$7.757	$6.837	$8.270	$7.459	$5.441	$10.459
Accumulation Unit Value at end of period	$8.402	$8.655	$7.757	$6.837	$8.270	$7.459	$5.441
Number of Accumulation Units outstanding at end of period (in thousands)	22	25	50	52	53	55	46
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.555	$7.682	$6.784	$8.224	$7.432	$5.432	$10.455
Accumulation Unit Value at end of period	$8.288	$8.555	$7.682	$6.784	$8.224	$7.432	$5.432
Number of Accumulation Units outstanding at end of period (in thousands)	11	17	24	26	34	44	33
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.431	$7.590	$6.720	$8.166	$7.398	$5.420	$—
Accumulation Unit Value at end of period	$8.147	$8.431	$7.590	$6.720	$8.166	$7.398	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	30	26	17	24	31	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.407	$7.572	$6.707	$8.154	$7.391	$5.418	$10.450
Accumulation Unit Value at end of period	$8.119	$8.407	$7.572	$6.707	$8.154	$7.391	$5.418
Number of Accumulation Units outstanding at end of period (in thousands)	12	12	12	15	13	13	12
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.443	$14.848	$13.184	$16.069	$14.602	$10.731	$—
Accumulation Unit Value at end of period	$15.842	$16.443	$14.848	$13.184	$16.069	$14.602	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	6	6	3	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
AllianceBernstein VPS International Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$7.643	$6.306	$5.592	$7.028	$6.823	$5.142	$10.788
Accumulation Unit Value at end of period	$7.061	$7.643	$6.306	$5.592	$7.028	$6.823	$5.142
Number of Accumulation Units outstanding at end of period (in thousands)	1,007	1,330	2,015	2,050	1,891	1,792	960
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$7.511	$6.215	$5.528	$6.969	$6.786	$5.129	$10.783
Accumulation Unit Value at end of period	$6.918	$7.511	$6.215	$5.528	$6.969	$6.786	$5.129
Number of Accumulation Units outstanding at end of period (in thousands)	155	155	242	245	228	218	122
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.424	$6.156	$5.486	$6.929	$6.761	$5.121	$10.779
Accumulation Unit Value at end of period	$6.824	$7.424	$6.156	$5.486	$6.929	$6.761	$5.121
Number of Accumulation Units outstanding at end of period (in thousands)	141	165	248	259	249	253	173
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$7.316	$6.082	$5.433	$6.880	$6.730	$5.110	$—
Accumulation Unit Value at end of period	$6.708	$7.316	$6.082	$5.433	$6.880	$6.730	$—
Number of Accumulation Units outstanding at end of period (in thousands)	169	151	128	134	118	103	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.295	$6.067	$5.423	$6.871	$6.724	$5.108	$10.774
Accumulation Unit Value at end of period	$6.685	$7.295	$6.067	$5.423	$6.871	$6.724	$5.108
Number of Accumulation Units outstanding at end of period (in thousands)	13	16	21	24	24	28	16
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.964	$12.476	$11.179	$14.199	$13.931	$10.610	$—
Accumulation Unit Value at end of period	$13.679	$14.964	$12.476	$11.179	$14.199	$13.931	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	9	10	11	10	9	—

7

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
AllianceBernstein VPS Small/Mid Cap Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.929	$12.455	$10.645	$11.796	$9.436	$6.697	$10.797
Accumulation Unit Value at end of period	$18.215	$16.929	$12.455	$10.645	$11.796	$9.436	$6.697
Number of Accumulation Units outstanding at end of period (in thousands)	225	298	284	284	274	195	137
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.636	$12.275	$10.523	$11.696	$9.384	$6.680	$10.792
Accumulation Unit Value at end of period	$17.845	$16.636	$12.275	$10.523	$11.696	$9.384	$6.680
Number of Accumulation Units outstanding at end of period (in thousands)	36	63	46	49	63	28	45
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.443	$12.157	$10.443	$11.630	$9.350	$6.669	$10.788
Accumulation Unit Value at end of period	$17.603	$16.443	$12.157	$10.443	$11.630	$9.350	$6.669
Number of Accumulation Units outstanding at end of period (in thousands)	27	40	30	30	79	25	23
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.205	$12.011	$10.344	$11.548	$9.307	$6.656	$—
Accumulation Unit Value at end of period	$17.305	$16.205	$12.011	$10.344	$11.548	$9.307	$—
Number of Accumulation Units outstanding at end of period (in thousands)	35	35	29	32	105	18	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.158	$11.983	$10.324	$11.532	$9.298	$6.653	$10.783
Accumulation Unit Value at end of period	$17.246	$16.158	$11.983	$10.324	$11.532	$9.298	$6.653
Number of Accumulation Units outstanding at end of period (in thousands)	2	4	4	2	3	3	4
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.191	$19.471	$16.818	$18.833	$15.223	$10.919	$—
Accumulation Unit Value at end of period	$27.885	$26.191	$19.471	$16.818	$18.833	$15.223	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	3	3	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
AllianceBernstein VPS Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.332	$9.148	$8.017	$8.437	$7.667	$6.414	$10.567
Accumulation Unit Value at end of period	$13.491	$12.332	$9.148	$8.017	$8.437	$7.667	$6.414
Number of Accumulation Units outstanding at end of period (in thousands)	25	29	29	27	28	23	15
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.118	$9.017	$7.926	$8.366	$7.625	$6.398	$10.562
Accumulation Unit Value at end of period	$13.217	$12.118	$9.017	$7.926	$8.366	$7.625	$6.398
Number of Accumulation Units outstanding at end of period (in thousands)	10	11	5	6	5	5	6
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.978	$8.930	$7.865	$8.318	$7.598	$6.388	$10.559
Accumulation Unit Value at end of period	$13.038	$11.978	$8.930	$7.865	$8.318	$7.598	$6.388
Number of Accumulation Units outstanding at end of period (in thousands)	13	35	11	10	11	11	10
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.804	$8.823	$7.790	$8.260	$7.563	$6.375	$—
Accumulation Unit Value at end of period	$12.817	$11.804	$8.823	$7.790	$8.260	$7.563	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	26	9	9	3	4	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.770	$8.802	$7.775	$8.248	$7.556	$6.372	$10.553
Accumulation Unit Value at end of period	$12.773	$11.770	$8.802	$7.775	$8.248	$7.556	$6.372
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.005	$14.247	$12.618	$13.418	$12.323	$10.418	$—
Accumulation Unit Value at end of period	$20.574	$19.005	$14.247	$12.618	$13.418	$12.323	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

8

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Fidelity VIP Contrafund Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.987	$10.815	$9.429	$9.821	$8.505	$6.357	$10.615
Accumulation Unit Value at end of period	$15.423	$13.987	$10.815	$9.429	$9.821	$8.505	$6.357
Number of Accumulation Units outstanding at end of period (in thousands)	1,176	1,487	2,410	2,552	2,665	2,759	1,843
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.744	$10.659	$9.321	$9.738	$8.458	$6.341	$10.610
Accumulation Unit Value at end of period	$15.110	$13.744	$10.659	$9.321	$9.738	$8.458	$6.341
Number of Accumulation Units outstanding at end of period (in thousands)	213	268	317	298	312	302	180
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.585	$10.557	$9.250	$9.683	$8.427	$6.331	$10.606
Accumulation Unit Value at end of period	$14.905	$13.585	$10.557	$9.250	$9.683	$8.427	$6.331
Number of Accumulation Units outstanding at end of period (in thousands)	211	313	433	505	574	630	524
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.388	$10.430	$9.162	$9.615	$8.389	$6.318	$—
Accumulation Unit Value at end of period	$14.652	$13.388	$10.430	$9.162	$9.615	$8.389	$—
Number of Accumulation Units outstanding at end of period (in thousands)	306	251	183	164	217	184	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.349	$10.405	$9.144	$9.601	$8.381	$6.315	$10.601
Accumulation Unit Value at end of period	$14.602	$13.349	$10.405	$9.144	$9.601	$8.381	$6.315
Number of Accumulation Units outstanding at end of period (in thousands)	21	37	29	36	41	37	35
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.326	$16.664	$14.682	$15.454	$13.524	$10.215	$—
Accumulation Unit Value at end of period	$23.270	$21.326	$16.664	$14.682	$15.454	$13.524	$—
Number of Accumulation Units outstanding at end of period (in thousands)	31	25	23	25	22	15	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Fidelity VIP Dynamic Capital Appreciation Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.840	$11.601	$9.609	$10.007	$8.588	$6.404	$10.300
Accumulation Unit Value at end of period	$17.310	$15.840	$11.601	$9.609	$10.007	$8.588	$6.404
Number of Accumulation Units outstanding at end of period (in thousands)	46	63	82	38	29	18	12
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.565	$11.434	$9.499	$9.922	$8.541	$6.388	$10.294
Accumulation Unit Value at end of period	$16.959	$15.565	$11.434	$9.499	$9.922	$8.541	$6.388
Number of Accumulation Units outstanding at end of period (in thousands)	23	10	6	2	2	—	1
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.384	$11.324	$9.426	$9.866	$8.510	$6.377	$10.291
Accumulation Unit Value at end of period	$16.729	$15.384	$11.324	$9.426	$9.866	$8.510	$6.377
Number of Accumulation Units outstanding at end of period (in thousands)	16	2	5	57	56	16	3
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.161	$11.188	$9.336	$9.796	$8.471	$6.364	$—
Accumulation Unit Value at end of period	$16.445	$15.161	$11.188	$9.336	$9.796	$8.471	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	27	17	13	19	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.117	$11.161	$9.319	$9.782	$8.463	$6.361	$10.286
Accumulation Unit Value at end of period	$16.389	$15.117	$11.161	$9.319	$9.782	$8.463	$6.361
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	1	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.768	$18.332	$15.344	$16.148	$14.005	$10.554	$—
Accumulation Unit Value at end of period	$26.785	$24.768	$18.332	$15.344	$16.148	$14.005	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	1	—	—	—	—

9

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Fidelity VIP Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.575	$10.107	$8.946	$9.061	$7.407	$5.861	$10.336
Accumulation Unit Value at end of period	$14.883	$13.575	$10.107	$8.946	$9.061	$7.407	$5.861
Number of Accumulation Units outstanding at end of period (in thousands)	88	104	133	114	86	100	49
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.339	$9.961	$8.843	$8.984	$7.367	$5.847	$10.330
Accumulation Unit Value at end of period	$14.580	$13.339	$9.961	$8.843	$8.984	$7.367	$5.847
Number of Accumulation Units outstanding at end of period (in thousands)	9	16	26	35	11	9	6
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.184	$9.865	$8.776	$8.933	$7.340	$5.837	$10.327
Accumulation Unit Value at end of period	$14.382	$13.184	$9.865	$8.776	$8.933	$7.340	$5.837
Number of Accumulation Units outstanding at end of period (in thousands)	29	10	9	7	38	12	11
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.993	$9.747	$8.692	$8.870	$7.306	$5.825	$—
Accumulation Unit Value at end of period	$14.139	$12.993	$9.747	$8.692	$8.870	$7.306	$—
Number of Accumulation Units outstanding at end of period (in thousands)	65	35	40	50	32	33	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.955	$9.723	$8.675	$8.858	$7.299	$5.822	$10.322
Accumulation Unit Value at end of period	$14.090	$12.955	$9.723	$8.675	$8.858	$7.299	$5.822
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.141	$16.658	$14.900	$15.252	$12.600	$10.075	$—
Accumulation Unit Value at end of period	$24.020	$22.141	$16.658	$14.900	$15.252	$12.600	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Fidelity VIP Mid Cap Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.083	$11.240	$9.935	$11.285	$8.887	$6.439	$10.258
Accumulation Unit Value at end of period	$15.794	$15.083	$11.240	$9.935	$11.285	$8.887	$6.439
Number of Accumulation Units outstanding at end of period (in thousands)	1,180	1,648	2,056	2,238	2,292	2,241	1,189
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.821	$11.078	$9.821	$11.189	$8.838	$6.423	$10.253
Accumulation Unit Value at end of period	$15.473	$14.821	$11.078	$9.821	$11.189	$8.838	$6.423
Number of Accumulation Units outstanding at end of period (in thousands)	276	317	408	414	381	345	114
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.649	$10.972	$9.746	$11.126	$8.806	$6.412	$10.249
Accumulation Unit Value at end of period	$15.263	$14.649	$10.972	$9.746	$11.126	$8.806	$6.412
Number of Accumulation Units outstanding at end of period (in thousands)	142	181	244	279	304	361	319
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.437	$10.840	$9.653	$11.047	$8.766	$6.399	$—
Accumulation Unit Value at end of period	$15.004	$14.437	$10.840	$9.653	$11.047	$8.766	$—
Number of Accumulation Units outstanding at end of period (in thousands)	217	211	187	218	267	244	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.395	$10.814	$9.635	$11.032	$8.758	$6.396	$10.244
Accumulation Unit Value at end of period	$14.953	$14.395	$10.814	$9.635	$11.032	$8.758	$6.396
Number of Accumulation Units outstanding at end of period (in thousands)	15	18	20	22	21	39	15
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.331	$17.571	$15.694	$18.015	$14.337	$10.498	$—
Accumulation Unit Value at end of period	$24.176	$23.331	$17.571	$15.694	$18.015	$14.337	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	19	19	23	21	15	—

10

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Fidelity VIP Value Strategies Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.015	$11.678	$9.306	$10.360	$8.303	$5.350	$10.464
Accumulation Unit Value at end of period	$15.794	$15.015	$11.678	$9.306	$10.360	$8.303	$5.350
Number of Accumulation Units outstanding at end of period (in thousands)	80	84	65	63	92	88	28
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.754	$11.510	$9.200	$10.272	$8.257	$5.337	$10.458
Accumulation Unit Value at end of period	$15.473	$14.754	$11.510	$9.200	$10.272	$8.257	$5.337
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	5	3	8	28	23
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.583	$11.399	$9.129	$10.214	$8.227	$5.328	$10.455
Accumulation Unit Value at end of period	$15.263	$14.583	$11.399	$9.129	$10.214	$8.227	$5.328
Number of Accumulation Units outstanding at end of period (in thousands)	14	16	26	28	52	38	16
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.371	$11.262	$9.042	$10.142	$8.189	$5.316	$—
Accumulation Unit Value at end of period	$15.004	$14.371	$11.262	$9.042	$10.142	$8.189	$—
Number of Accumulation Units outstanding at end of period (in thousands)	47	60	55	60	76	106	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.329	$11.235	$9.025	$10.127	$8.182	$5.314	$10.450
Accumulation Unit Value at end of period	$14.953	$14.329	$11.235	$9.025	$10.127	$8.182	$5.314
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.607	$22.485	$18.107	$20.370	$16.498	$10.743	$—
Accumulation Unit Value at end of period	$29.777	$28.607	$22.485	$18.107	$20.370	$16.498	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.973	$11.044	$10.237	$10.901	$9.508	$7.256	$10.895
Accumulation Unit Value at end of period	$15.670	$14.973	$11.044	$10.237	$10.901	$9.508	$7.256
Number of Accumulation Units outstanding at end of period (in thousands)	84	131	161	168	171	164	95
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.713	$10.885	$10.120	$10.808	$9.456	$7.238	$10.889
Accumulation Unit Value at end of period	$15.352	$14.713	$10.885	$10.120	$10.808	$9.456	$7.238
Number of Accumulation Units outstanding at end of period (in thousands)	23	23	10	11	11	14	5
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.542	$10.780	$10.042	$10.747	$9.421	$7.226	$10.886
Accumulation Unit Value at end of period	$15.144	$14.542	$10.780	$10.042	$10.747	$9.421	$7.226
Number of Accumulation Units outstanding at end of period (in thousands)	8	12	13	15	13	12	6
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.331	$10.650	$9.946	$10.671	$9.378	$7.210	$—
Accumulation Unit Value at end of period	$14.887	$14.331	$10.650	$9.946	$10.671	$9.378	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	8	8	10	5	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.289	$10.625	$9.927	$10.656	$9.370	$7.207	$10.880
Accumulation Unit Value at end of period	$14.836	$14.289	$10.625	$9.927	$10.656	$9.370	$7.207
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.656	$14.652	$13.724	$14.769	$13.018	$10.039	$—
Accumulation Unit Value at end of period	$20.357	$19.656	$14.652	$13.724	$14.769	$13.018	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—

11

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.626	$12.118	$10.901	$10.792	$9.710	$7.263	$10.510
Accumulation Unit Value at end of period	$14.065	$13.626	$12.118	$10.901	$10.792	$9.710	$7.263
Number of Accumulation Units outstanding at end of period (in thousands)	2,889	4,184	6,439	7,085	7,339	7,413	4,125
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.389	$11.944	$10.777	$10.700	$9.656	$7.245	$10.505
Accumulation Unit Value at end of period	$13.780	$13.389	$11.944	$10.777	$10.700	$9.656	$7.245
Number of Accumulation Units outstanding at end of period (in thousands)	634	701	896	972	1,005	1,011	642
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.234	$11.829	$10.694	$10.640	$9.621	$7.232	$10.501
Accumulation Unit Value at end of period	$13.593	$13.234	$11.829	$10.694	$10.640	$9.621	$7.232
Number of Accumulation Units outstanding at end of period (in thousands)	369	482	678	782	854	958	725
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.042	$11.687	$10.592	$10.565	$9.577	$7.217	$—
Accumulation Unit Value at end of period	$13.362	$13.042	$11.687	$10.592	$10.565	$9.577	$—
Number of Accumulation Units outstanding at end of period (in thousands)	534	491	316	327	337	248	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.004	$11.658	$10.572	$10.550	$9.568	$7.214	$10.496
Accumulation Unit Value at end of period	$13.317	$13.004	$11.658	$10.572	$10.550	$9.568	$7.214
Number of Accumulation Units outstanding at end of period (in thousands)	55	82	110	121	154	164	107
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.033	$17.106	$15.550	$15.557	$14.144	$10.691	$—
Accumulation Unit Value at end of period	$19.441	$19.033	$17.106	$15.550	$15.557	$14.144	$—
Number of Accumulation Units outstanding at end of period (in thousands)	67	61	45	44	47	30	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.725	$10.898	$9.742	$10.178	$9.212	$7.572	$10.232
Accumulation Unit Value at end of period	$14.313	$13.725	$10.898	$9.742	$10.178	$9.212	$7.572
Number of Accumulation Units outstanding at end of period (in thousands)	882	1,268	1,218	1,362	1,425	1,346	674
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.487	$10.741	$9.631	$10.092	$9.162	$7.553	$10.226
Accumulation Unit Value at end of period	$14.023	$13.487	$10.741	$9.631	$10.092	$9.162	$7.553
Number of Accumulation Units outstanding at end of period (in thousands)	153	191	271	269	270	270	120
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.330	$10.638	$9.557	$10.035	$9.128	$7.540	$10.223
Accumulation Unit Value at end of period	$13.832	$13.330	$10.638	$9.557	$10.035	$9.128	$7.540
Number of Accumulation Units outstanding at end of period (in thousands)	77	107	145	163	151	155	122
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.137	$10.510	$9.466	$9.964	$9.086	$7.525	$—
Accumulation Unit Value at end of period	$13.598	$13.137	$10.510	$9.466	$9.964	$9.086	$—
Number of Accumulation Units outstanding at end of period (in thousands)	190	170	106	106	113	72	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.099	$10.484	$9.448	$9.950	$9.078	$7.521	$10.218
Accumulation Unit Value at end of period	$13.551	$13.099	$10.484	$9.448	$9.950	$9.078	$7.521
Number of Accumulation Units outstanding at end of period (in thousands)	22	24	29	31	30	29	27
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.455	$14.006	$12.653	$13.358	$12.218	$10.149	$—
Accumulation Unit Value at end of period	$18.013	$17.455	$14.006	$12.653	$13.358	$12.218	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	5	6	6	4	—

12

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.763	$10.092	$8.949	$9.164	$8.355	$6.718	$10.237
Accumulation Unit Value at end of period	$13.492	$12.763	$10.092	$8.949	$9.164	$8.355	$6.718
Number of Accumulation Units outstanding at end of period (in thousands)	2,829	4,319	4,600	5,131	5,244	4,808	2,245
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.541	$9.947	$8.846	$9.086	$8.309	$6.701	$10.232
Accumulation Unit Value at end of period	$13.218	$12.541	$9.947	$8.846	$9.086	$8.309	$6.701
Number of Accumulation Units outstanding at end of period (in thousands)	499	539	542	608	611	549	280
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.396	$9.851	$8.778	$9.035	$8.279	$6.689	$10.229
Accumulation Unit Value at end of period	$13.038	$12.396	$9.851	$8.778	$9.035	$8.279	$6.689
Number of Accumulation Units outstanding at end of period (in thousands)	285	365	493	587	684	696	464
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.216	$9.733	$8.695	$8.971	$8.241	$6.675	$—
Accumulation Unit Value at end of period	$12.818	$12.216	$9.733	$8.695	$8.971	$8.241	$—
Number of Accumulation Units outstanding at end of period (in thousands)	352	345	289	317	334	239	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.181	$9.709	$8.678	$8.958	$8.233	$6.673	$10.224
Accumulation Unit Value at end of period	$12.774	$12.181	$9.709	$8.678	$8.958	$8.233	$6.673
Number of Accumulation Units outstanding at end of period (in thousands)	39	48	51	58	59	70	46
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.599	$14.862	$13.317	$13.781	$12.698	$10.317	$—
Accumulation Unit Value at end of period	$19.456	$18.599	$14.862	$13.317	$13.781	$12.698	$—
Number of Accumulation Units outstanding at end of period (in thousands)	25	22	22	28	28	23	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.857	$12.539	$10.736	$11.309	$8.936	$7.012	$10.781
Accumulation Unit Value at end of period	$16.727	$16.857	$12.539	$10.736	$11.309	$8.936	$7.012
Number of Accumulation Units outstanding at end of period (in thousands)	409	555	694	789	841	858	390
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.564	$12.359	$10.613	$11.213	$8.887	$6.994	$10.776
Accumulation Unit Value at end of period	$16.387	$16.564	$12.359	$10.613	$11.213	$8.887	$6.994
Number of Accumulation Units outstanding at end of period (in thousands)	78	78	96	116	123	107	102
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.372	$12.240	$10.532	$11.149	$8.854	$6.983	$10.772
Accumulation Unit Value at end of period	$16.165	$16.372	$12.240	$10.532	$11.149	$8.854	$6.983
Number of Accumulation Units outstanding at end of period (in thousands)	72	94	107	124	216	178	159
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.135	$12.092	$10.431	$11.071	$8.814	$6.968	$—
Accumulation Unit Value at end of period	$15.891	$16.135	$12.092	$10.431	$11.071	$8.814	$—
Number of Accumulation Units outstanding at end of period (in thousands)	78	75	73	105	156	75	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.088	$12.063	$10.411	$11.055	$8.806	$6.965	$10.766
Accumulation Unit Value at end of period	$15.837	$16.088	$12.063	$10.411	$11.055	$8.806	$6.965
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	3	4	5	8	4
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.232	$18.215	$15.760	$16.777	$13.397	$10.623	$—
Accumulation Unit Value at end of period	$23.794	$24.232	$18.215	$15.760	$16.777	$13.397	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	3	4	4	4	—

13

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.119	$11.828	$10.810	$11.518	$9.147	$6.458	$10.710
Accumulation Unit Value at end of period	$17.095	$16.119	$11.828	$10.810	$11.518	$9.147	$6.458
Number of Accumulation Units outstanding at end of period (in thousands)	231	368	217	223	293	245	126
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.839	$11.657	$10.687	$11.420	$9.097	$6.442	$10.705
Accumulation Unit Value at end of period	$16.748	$15.839	$11.657	$10.687	$11.420	$9.097	$6.442
Number of Accumulation Units outstanding at end of period (in thousands)	51	56	29	33	46	59	29
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.655	$11.545	$10.605	$11.356	$9.064	$6.431	$10.701
Accumulation Unit Value at end of period	$16.520	$15.655	$11.545	$10.605	$11.356	$9.064	$6.431
Number of Accumulation Units outstanding at end of period (in thousands)	35	35	37	43	32	38	17
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.428	$11.406	$10.504	$11.275	$9.022	$6.417	$—
Accumulation Unit Value at end of period	$16.240	$15.428	$11.406	$10.504	$11.275	$9.022	$—
Number of Accumulation Units outstanding at end of period (in thousands)	31	30	21	22	50	55	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.383	$11.379	$10.484	$11.259	$9.014	$6.415	$10.696
Accumulation Unit Value at end of period	$16.185	$15.383	$11.379	$10.484	$11.259	$9.014	$6.415
Number of Accumulation Units outstanding at end of period (in thousands)	2	5	5	5	6	6	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.809	$17.655	$16.307	$17.558	$14.091	$10.053	$—
Accumulation Unit Value at end of period	$24.987	$23.809	$17.655	$16.307	$17.558	$14.091	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	1	1	1	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.609	$13.357	$12.004	$11.863	$10.834	$8.740	$10.189
Accumulation Unit Value at end of period	$13.675	$13.609	$13.357	$12.004	$11.863	$10.834	$8.740
Number of Accumulation Units outstanding at end of period (in thousands)	1,988	2,595	3,560	3,670	3,787	3,559	1,600
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.372	$13.164	$11.867	$11.763	$10.774	$8.718	$10.184
Accumulation Unit Value at end of period	$13.397	$13.372	$13.164	$11.867	$11.763	$10.774	$8.718
Number of Accumulation Units outstanding at end of period (in thousands)	348	354	450	457	489	427	196
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.217	$13.038	$11.776	$11.696	$10.735	$8.703	$10.180
Accumulation Unit Value at end of period	$13.216	$13.217	$13.038	$11.776	$11.696	$10.735	$8.703
Number of Accumulation Units outstanding at end of period (in thousands)	284	349	443	475	488	500	324
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.026	$12.881	$11.664	$11.613	$10.686	$8.685	$—
Accumulation Unit Value at end of period	$12.992	$13.026	$12.881	$11.664	$11.613	$10.686	$—
Number of Accumulation Units outstanding at end of period (in thousands)	402	371	272	290	315	246	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.988	$12.850	$11.641	$11.597	$10.676	$8.681	$10.175
Accumulation Unit Value at end of period	$12.947	$12.988	$12.850	$11.641	$11.597	$10.676	$8.681
Number of Accumulation Units outstanding at end of period (in thousands)	16	21	54	54	38	50	32
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.507	$15.381	$13.969	$13.951	$12.875	$10.495	$—
Accumulation Unit Value at end of period	$15.420	$15.507	$15.381	$13.969	$13.951	$12.875	$—
Number of Accumulation Units outstanding at end of period (in thousands)	47	45	33	38	40	34	—

14

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.708	$11.453	$10.353	$10.292	$9.293	$7.223	$10.420
Accumulation Unit Value at end of period	$14.863	$13.708	$11.453	$10.353	$10.292	$9.293	$7.223
Number of Accumulation Units outstanding at end of period (in thousands)	363	468	379	364	308	285	97
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.470	$11.288	$10.234	$10.205	$9.242	$7.205	$10.415
Accumulation Unit Value at end of period	$14.561	$13.470	$11.288	$10.234	$10.205	$9.242	$7.205
Number of Accumulation Units outstanding at end of period (in thousands)	88	85	57	70	63	31	4
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.313	$11.179	$10.156	$10.147	$9.208	$7.192	$10.411
Accumulation Unit Value at end of period	$14.363	$13.313	$11.179	$10.156	$10.147	$9.208	$7.192
Number of Accumulation Units outstanding at end of period (in thousands)	25	40	55	118	45	50	36
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.121	$11.045	$10.059	$10.075	$9.166	$7.177	$—
Accumulation Unit Value at end of period	$14.120	$13.121	$11.045	$10.059	$10.075	$9.166	$—
Number of Accumulation Units outstanding at end of period (in thousands)	57	95	32	34	42	19	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.082	$11.018	$10.040	$10.061	$9.158	$7.174	$10.406
Accumulation Unit Value at end of period	$14.072	$13.082	$11.018	$10.040	$10.061	$9.158	$7.174
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	5	5	5	5	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.655	$15.751	$14.388	$14.454	$13.190	$10.359	$—
Accumulation Unit Value at end of period	$20.016	$18.655	$15.751	$14.388	$14.454	$13.190	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	2	2	1	1	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.581	$9.888	$8.460	$9.670	$8.405	$5.842	$10.587
Accumulation Unit Value at end of period	$14.392	$13.581	$9.888	$8.460	$9.670	$8.405	$5.842
Number of Accumulation Units outstanding at end of period (in thousands)	11,024	16,405	23,921	26,223	27,070	25,133	13,782
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.345	$9.745	$8.364	$9.588	$8.358	$5.828	$10.582
Accumulation Unit Value at end of period	$14.100	$13.345	$9.745	$8.364	$9.588	$8.358	$5.828
Number of Accumulation Units outstanding at end of period (in thousands)	2,258	2,508	3,423	3,925	3,965	3,665	1,549
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.190	$9.651	$8.300	$9.534	$8.328	$5.818	$10.578
Accumulation Unit Value at end of period	$13.908	$13.190	$9.651	$8.300	$9.534	$8.328	$5.818
Number of Accumulation Units outstanding at end of period (in thousands)	997	1,354	1,994	2,273	2,493	2,873	1,970
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.999	$9.535	$8.220	$9.466	$8.289	$5.806	$—
Accumulation Unit Value at end of period	$13.673	$12.999	$9.535	$8.220	$9.466	$8.289	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,896	1,837	1,850	2,009	2,114	1,702	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.961	$9.512	$8.204	$9.453	$8.282	$5.803	$10.573
Accumulation Unit Value at end of period	$13.626	$12.961	$9.512	$8.204	$9.453	$8.282	$5.803
Number of Accumulation Units outstanding at end of period (in thousands)	130	175	211	235	235	233	166
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.033	$16.946	$14.653	$16.925	$14.865	$10.442	$—
Accumulation Unit Value at end of period	$24.154	$23.033	$16.946	$14.653	$16.925	$14.865	$—
Number of Accumulation Units outstanding at end of period (in thousands)	141	123	126	140	159	112	—

15

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.874	$11.089	$9.546	$9.556	$8.485	$6.838	$10.256
Accumulation Unit Value at end of period	$17.066	$14.874	$11.089	$9.546	$9.556	$8.485	$6.838
Number of Accumulation Units outstanding at end of period (in thousands)	1,841	2,959	2,987	3,350	3,645	3,109	1,247
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.616	$10.929	$9.437	$9.475	$8.438	$6.821	$10.250
Accumulation Unit Value at end of period	$16.720	$14.616	$10.929	$9.437	$9.475	$8.438	$6.821
Number of Accumulation Units outstanding at end of period (in thousands)	335	375	395	465	495	392	170
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.446	$10.824	$9.365	$9.422	$8.407	$6.809	$10.247
Accumulation Unit Value at end of period	$16.493	$14.446	$10.824	$9.365	$9.422	$8.407	$6.809
Number of Accumulation Units outstanding at end of period (in thousands)	160	202	295	348	404	424	268
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.237	$10.694	$9.276	$9.355	$8.369	$6.795	$—
Accumulation Unit Value at end of period	$16.213	$14.237	$10.694	$9.276	$9.355	$8.369	$—
Number of Accumulation Units outstanding at end of period (in thousands)	239	245	219	241	266	203	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.195	$10.668	$9.258	$9.342	$8.361	$6.792	$10.242
Accumulation Unit Value at end of period	$16.158	$14.195	$10.668	$9.258	$9.342	$8.361	$6.792
Number of Accumulation Units outstanding at end of period (in thousands)	11	28	33	43	47	64	39
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.519	$16.212	$14.104	$14.268	$12.802	$10.426	$—
Accumulation Unit Value at end of period	$24.433	$21.519	$16.212	$14.104	$14.268	$12.802	$—
Number of Accumulation Units outstanding at end of period (in thousands)	27	20	21	29	32	27	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.414	$11.064	$9.862	$9.857	$8.816	$7.160	$10.490
Accumulation Unit Value at end of period	$16.080	$14.414	$11.064	$9.862	$9.857	$8.816	$7.160
Number of Accumulation Units outstanding at end of period (in thousands)	7,602	11,922	15,196	16,854	18,043	16,073	7,687
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.164	$10.904	$9.749	$9.773	$8.768	$7.142	$10.485
Accumulation Unit Value at end of period	$15.754	$14.164	$10.904	$9.749	$9.773	$8.768	$7.142
Number of Accumulation Units outstanding at end of period (in thousands)	1,427	1,603	1,957	2,176	2,305	2,130	779
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.000	$10.799	$9.675	$9.718	$8.736	$7.130	$10.481
Accumulation Unit Value at end of period	$15.540	$14.000	$10.799	$9.675	$9.718	$8.736	$7.130
Number of Accumulation Units outstanding at end of period (in thousands)	573	835	1,185	1,320	1,476	1,601	1,010
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.797	$10.670	$9.582	$9.649	$8.695	$7.115	$—
Accumulation Unit Value at end of period	$15.277	$13.797	$10.670	$9.582	$9.649	$8.695	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,289	1,227	1,133	1,200	1,309	868	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.757	$10.644	$9.564	$9.635	$8.687	$7.112	$10.476
Accumulation Unit Value at end of period	$15.224	$13.757	$10.644	$9.564	$9.635	$8.687	$7.112
Number of Accumulation Units outstanding at end of period (in thousands)	52	69	88	86	89	85	46
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.755	$15.323	$13.803	$13.940	$12.600	$10.342	$—
Accumulation Unit Value at end of period	$21.807	$19.755	$15.323	$13.803	$13.940	$12.600	$—
Number of Accumulation Units outstanding at end of period (in thousands)	76	72	69	73	78	39	—

16

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.364	$8.443	$6.928	$8.146	$7.220	$5.389	$10.515
Accumulation Unit Value at end of period	$11.985	$11.364	$8.443	$6.928	$8.146	$7.220	$5.389
Number of Accumulation Units outstanding at end of period (in thousands)	46	69	50	55	56	78	34
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.167	$8.321	$6.848	$8.077	$7.180	$5.376	$10.510
Accumulation Unit Value at end of period	$11.742	$11.167	$8.321	$6.848	$8.077	$7.180	$5.376
Number of Accumulation Units outstanding at end of period (in thousands)	29	16	3	28	28	4	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.037	$8.241	$6.796	$8.031	$7.153	$5.367	$10.506
Accumulation Unit Value at end of period	$11.582	$11.037	$8.241	$6.796	$8.031	$7.153	$5.367
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	3	4	5	4
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.877	$8.142	$6.731	$7.974	$7.121	$5.356	$—
Accumulation Unit Value at end of period	$11.386	$10.877	$8.142	$6.731	$7.974	$7.121	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	8	5	5	5	5	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.846	$8.122	$6.718	$7.963	$7.114	$5.353	$10.501
Accumulation Unit Value at end of period	$11.347	$10.846	$8.122	$6.718	$7.963	$7.114	$5.353
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	2	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.084	$15.829	$13.125	$15.596	$13.968	$10.538	$—
Accumulation Unit Value at end of period	$22.003	$21.084	$15.829	$13.125	$15.596	$13.968	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.600	$10.145	$8.098	$8.998	$7.750	$6.055	$10.186
Accumulation Unit Value at end of period	$15.331	$13.600	$10.145	$8.098	$8.998	$7.750	$6.055
Number of Accumulation Units outstanding at end of period (in thousands)	2,579	3,990	4,841	5,711	6,185	5,783	2,600
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.364	$9.999	$8.005	$8.922	$7.707	$6.040	$10.180
Accumulation Unit Value at end of period	$15.020	$13.364	$9.999	$8.005	$8.922	$7.707	$6.040
Number of Accumulation Units outstanding at end of period (in thousands)	582	648	747	890	934	764	390
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.209	$9.903	$7.944	$8.871	$7.679	$6.029	$10.177
Accumulation Unit Value at end of period	$14.816	$13.209	$9.903	$7.944	$8.871	$7.679	$6.029
Number of Accumulation Units outstanding at end of period (in thousands)	250	330	471	609	682	745	581
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.018	$9.784	$7.868	$8.809	$7.644	$6.017	$—
Accumulation Unit Value at end of period	$14.565	$13.018	$9.784	$7.868	$8.809	$7.644	$—
Number of Accumulation Units outstanding at end of period (in thousands)	328	318	278	327	355	279	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.980	$9.760	$7.853	$8.796	$7.637	$6.014	$10.172
Accumulation Unit Value at end of period	$14.515	$12.980	$9.760	$7.853	$8.796	$7.637	$6.014
Number of Accumulation Units outstanding at end of period (in thousands)	56	65	83	94	102	107	75
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.474	$16.941	$13.665	$15.345	$13.355	$10.544	$—
Accumulation Unit Value at end of period	$25.069	$22.474	$16.941	$13.665	$15.345	$13.355	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	32	29	35	43	32	—

17

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.001	$15.223	$13.485	$13.042	$11.370	$7.652	$10.359
Accumulation Unit Value at end of period	$16.210	$16.001	$15.223	$13.485	$13.042	$11.370	$7.652
Number of Accumulation Units outstanding at end of period (in thousands)	573	762	1,090	1,002	897	506	97
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.723	$15.004	$13.331	$12.932	$11.308	$7.633	$10.354
Accumulation Unit Value at end of period	$15.881	$15.723	$15.004	$13.331	$12.932	$11.308	$7.633
Number of Accumulation Units outstanding at end of period (in thousands)	129	131	127	125	136	71	14
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.541	$14.860	$13.229	$12.859	$11.266	$7.620	$10.350
Accumulation Unit Value at end of period	$15.665	$15.541	$14.860	$13.229	$12.859	$11.266	$7.620
Number of Accumulation Units outstanding at end of period (in thousands)	109	126	134	140	157	85	12
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.316	$14.681	$13.103	$12.768	$11.215	$7.604	$—
Accumulation Unit Value at end of period	$15.400	$15.316	$14.681	$13.103	$12.768	$11.215	$—
Number of Accumulation Units outstanding at end of period (in thousands)	157	156	139	143	138	98	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.271	$14.646	$13.078	$12.750	$11.204	$7.601	$10.345
Accumulation Unit Value at end of period	$15.347	$15.271	$14.646	$13.078	$12.750	$11.204	$7.601
Number of Accumulation Units outstanding at end of period (in thousands)	5	10	6	2	22	23	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.609	$19.814	$17.737	$17.336	$15.272	$10.386	$—
Accumulation Unit Value at end of period	$20.660	$20.609	$19.814	$17.737	$17.336	$15.272	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	9	8	8	8	5	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.277	$9.394	$7.914	$9.315	$8.239	$6.251	$10.415
Accumulation Unit Value at end of period	$10.705	$11.277	$9.394	$7.914	$9.315	$8.239	$6.251
Number of Accumulation Units outstanding at end of period (in thousands)	1,301	1,714	997	1,257	1,226	1,003	663
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.081	$9.259	$7.823	$9.236	$8.193	$6.235	$10.410
Accumulation Unit Value at end of period	$10.488	$11.081	$9.259	$7.823	$9.236	$8.193	$6.235
Number of Accumulation Units outstanding at end of period (in thousands)	202	224	157	167	158	131	75
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.953	$9.170	$7.764	$9.184	$8.163	$6.225	$10.406
Accumulation Unit Value at end of period	$10.346	$10.953	$9.170	$7.764	$9.184	$8.163	$6.225
Number of Accumulation Units outstanding at end of period (in thousands)	58	79	121	172	192	170	151
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.794	$9.059	$7.689	$9.119	$8.126	$6.212	$—
Accumulation Unit Value at end of period	$10.170	$10.794	$9.059	$7.689	$9.119	$8.126	$—
Number of Accumulation Units outstanding at end of period (in thousands)	99	99	89	94	96	73	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.762	$9.037	$7.675	$9.106	$8.118	$6.209	$10.401
Accumulation Unit Value at end of period	$10.135	$10.762	$9.037	$7.675	$9.106	$8.118	$6.209
Number of Accumulation Units outstanding at end of period (in thousands)	5	7	8	11	11	7	4
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.312	$15.415	$13.124	$15.610	$13.952	$10.698	$—
Accumulation Unit Value at end of period	$17.202	$18.312	$15.415	$13.124	$15.610	$13.952	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	7	8	6	3	—

18

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.211	$11.369	$9.955	$10.431	$8.509	$6.664	$10.468
Accumulation Unit Value at end of period	$17.141	$16.211	$11.369	$9.955	$10.431	$8.509	$6.664
Number of Accumulation Units outstanding at end of period (in thousands)	358	543	296	338	347	373	284
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.929	$11.205	$9.841	$10.343	$8.462	$6.647	$10.463
Accumulation Unit Value at end of period	$16.793	$15.929	$11.205	$9.841	$10.343	$8.462	$6.647
Number of Accumulation Units outstanding at end of period (in thousands)	54	63	24	24	24	40	22
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.744	$11.097	$9.766	$10.284	$8.431	$6.636	$10.459
Accumulation Unit Value at end of period	$16.565	$15.744	$11.097	$9.766	$10.284	$8.431	$6.636
Number of Accumulation Units outstanding at end of period (in thousands)	21	38	42	54	61	66	56
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.516	$10.964	$9.673	$10.211	$8.392	$6.622	$—
Accumulation Unit Value at end of period	$16.285	$15.516	$10.964	$9.673	$10.211	$8.392	$—
Number of Accumulation Units outstanding at end of period (in thousands)	36	33	20	23	26	25	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.471	$10.937	$9.654	$10.197	$8.385	$6.619	$10.454
Accumulation Unit Value at end of period	$16.229	$15.471	$10.937	$9.654	$10.197	$8.385	$6.619
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	2	2	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.136	$17.106	$15.136	$16.027	$13.212	$10.457	$—
Accumulation Unit Value at end of period	$25.255	$24.136	$17.106	$15.136	$16.027	$13.212	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	3	2	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Small/Mid Cap Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.837	$11.662	$10.191	$10.437	$8.399	$5.751	$10.251
Accumulation Unit Value at end of period	$16.457	$15.837	$11.662	$10.191	$10.437	$8.399	$5.751
Number of Accumulation Units outstanding at end of period (in thousands)	100	122	161	188	219	208	77
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.562	$11.493	$10.074	$10.349	$8.353	$5.737	$10.246
Accumulation Unit Value at end of period	$16.123	$15.562	$11.493	$10.074	$10.349	$8.353	$5.737
Number of Accumulation Units outstanding at end of period (in thousands)	51	51	71	75	73	89	27
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.381	$11.383	$9.997	$10.290	$8.322	$5.727	$10.243
Accumulation Unit Value at end of period	$15.904	$15.381	$11.383	$9.997	$10.290	$8.322	$5.727
Number of Accumulation Units outstanding at end of period (in thousands)	29	35	31	32	36	70	19
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.158	$11.246	$9.901	$10.218	$8.284	$5.715	$—
Accumulation Unit Value at end of period	$15.634	$15.158	$11.246	$9.901	$10.218	$8.284	$—
Number of Accumulation Units outstanding at end of period (in thousands)	36	40	34	30	29	53	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.114	$11.219	$9.882	$10.203	$8.276	$5.713	$10.237
Accumulation Unit Value at end of period	$15.581	$15.114	$11.219	$9.882	$10.203	$8.276	$5.713
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	3	3	3	3	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.939	$20.046	$17.703	$18.323	$14.900	$10.311	$—
Accumulation Unit Value at end of period	$27.702	$26.939	$20.046	$17.703	$18.323	$14.900	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	7	7	6	3	—

19

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford SmallCap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.718	$14.481	$12.490	$12.470	$9.247	$6.915	$10.638
Accumulation Unit Value at end of period	$21.655	$20.718	$14.481	$12.490	$12.470	$9.247	$6.915
Number of Accumulation Units outstanding at end of period (in thousands)	90	139	161	193	197	82	36
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$20.359	$14.272	$12.347	$12.364	$9.196	$6.898	$10.633
Accumulation Unit Value at end of period	$21.215	$20.359	$14.272	$12.347	$12.364	$9.196	$6.898
Number of Accumulation Units outstanding at end of period (in thousands)	39	60	50	40	19	30	13
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.122	$14.135	$12.253	$12.294	$9.162	$6.886	$10.629
Accumulation Unit Value at end of period	$20.927	$20.122	$14.135	$12.253	$12.294	$9.162	$6.886
Number of Accumulation Units outstanding at end of period (in thousands)	23	23	21	34	50	25	26
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.831	$13.965	$12.136	$12.208	$9.120	$6.872	$—
Accumulation Unit Value at end of period	$20.572	$19.831	$13.965	$12.136	$12.208	$9.120	$—
Number of Accumulation Units outstanding at end of period (in thousands)	44	37	38	30	24	19	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.773	$13.931	$12.113	$12.190	$9.112	$6.869	$10.624
Accumulation Unit Value at end of period	$20.502	$19.773	$13.931	$12.113	$12.190	$9.112	$6.869
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.266	$21.377	$18.633	$18.799	$14.087	$10.647	$—
Accumulation Unit Value at end of period	$31.303	$30.266	$21.377	$18.633	$18.799	$14.087	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	3	3	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.304	$10.952	$9.695	$9.926	$8.755	$6.263	$10.640
Accumulation Unit Value at end of period	$15.723	$14.304	$10.952	$9.695	$9.926	$8.755	$6.263
Number of Accumulation Units outstanding at end of period (in thousands)	66	75	84	75	83	92	39
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.056	$10.794	$9.584	$9.842	$8.707	$6.248	$10.635
Accumulation Unit Value at end of period	$15.404	$14.056	$10.794	$9.584	$9.842	$8.707	$6.248
Number of Accumulation Units outstanding at end of period (in thousands)	19	23	23	8	9	11	2
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.892	$10.690	$9.511	$9.786	$8.675	$6.237	$10.631
Accumulation Unit Value at end of period	$15.195	$13.892	$10.690	$9.511	$9.786	$8.675	$6.237
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	14	19	22	40	23
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.691	$10.562	$9.420	$9.717	$8.635	$6.224	$—
Accumulation Unit Value at end of period	$14.937	$13.691	$10.562	$9.420	$9.717	$8.635	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	12	9	12	12	9	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.651	$10.536	$9.402	$9.703	$8.627	$6.221	$10.626
Accumulation Unit Value at end of period	$14.886	$13.651	$10.536	$9.402	$9.703	$8.627	$6.221
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	3	3	2	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.389	$17.324	$15.497	$16.034	$14.291	$10.332	$—
Accumulation Unit Value at end of period	$24.354	$22.389	$17.324	$15.497	$16.034	$14.291	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	1	1	1	—	—

20

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.904	$12.220	$11.507	$10.890	$10.256	$9.030	$9.948
Accumulation Unit Value at end of period	$12.448	$11.904	$12.220	$11.507	$10.890	$10.256	$9.030
Number of Accumulation Units outstanding at end of period (in thousands)	15,441	23,536	20,465	20,579	22,290	19,599	8,147
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.697	$12.044	$11.375	$10.798	$10.200	$9.007	$9.943
Accumulation Unit Value at end of period	$12.195	$11.697	$12.044	$11.375	$10.798	$10.200	$9.007
Number of Accumulation Units outstanding at end of period (in thousands)	2,860	3,090	2,611	2,674	2,993	2,644	897
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.561	$11.928	$11.288	$10.737	$10.163	$8.992	$9.940
Accumulation Unit Value at end of period	$12.030	$11.561	$11.928	$11.288	$10.737	$10.163	$8.992
Number of Accumulation Units outstanding at end of period (in thousands)	986	1,335	1,742	1,760	1,946	1,998	1,173
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.394	$11.785	$11.180	$10.661	$10.116	$8.973	$—
Accumulation Unit Value at end of period	$11.826	$11.394	$11.785	$11.180	$10.661	$10.116	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,884	1,795	1,619	1,598	1,687	1,083	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.361	$11.757	$11.159	$10.646	$10.107	$8.970	$9.935
Accumulation Unit Value at end of period	$11.786	$11.361	$11.757	$11.159	$10.646	$10.107	$8.970
Number of Accumulation Units outstanding at end of period (in thousands)	65	86	145	154	144	162	80
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.830	$13.311	$12.665	$12.113	$11.529	$10.257	$—
Accumulation Unit Value at end of period	$13.277	$12.830	$13.311	$12.665	$12.113	$11.529	$—
Number of Accumulation Units outstanding at end of period (in thousands)	134	123	109	118	132	86	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.373	$10.683	$10.432	$10.072	$9.826	$9.625	$9.805
Accumulation Unit Value at end of period	$10.533	$10.373	$10.683	$10.432	$10.072	$9.826	$9.625
Number of Accumulation Units outstanding at end of period (in thousands)	418	628	1,020	1,013	1,036	1,058	407
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.193	$10.530	$10.313	$9.987	$9.772	$9.601	$9.800
Accumulation Unit Value at end of period	$10.319	$10.193	$10.530	$10.313	$9.987	$9.772	$9.601
Number of Accumulation Units outstanding at end of period (in thousands)	110	124	186	220	282	178	74
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.075	$10.428	$10.234	$9.931	$9.737	$9.584	$9.796
Accumulation Unit Value at end of period	$10.179	$10.075	$10.428	$10.234	$9.931	$9.737	$9.584
Number of Accumulation Units outstanding at end of period (in thousands)	62	73	144	106	80	130	72
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.929	$10.303	$10.136	$9.860	$9.692	$9.564	$—
Accumulation Unit Value at end of period	$10.006	$9.929	$10.303	$10.136	$9.860	$9.692	$—
Number of Accumulation Units outstanding at end of period (in thousands)	100	89	121	116	110	83	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.900	$10.278	$10.117	$9.846	$9.683	$9.560	$9.791
Accumulation Unit Value at end of period	$9.972	$9.900	$10.278	$10.117	$9.846	$9.683	$9.560
Number of Accumulation Units outstanding at end of period (in thousands)	13	17	43	44	30	42	40
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.255	$10.673	$10.532	$10.276	$10.131	$10.027	$—
Accumulation Unit Value at end of period	$10.304	$10.255	$10.673	$10.532	$10.276	$10.131	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	2	2	2	9	—

21

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.443	$9.562	$9.682	$9.804	$9.927	$10.045	$10.019
Accumulation Unit Value at end of period	$9.335	$9.443	$9.562	$9.682	$9.804	$9.927	$10.045
Number of Accumulation Units outstanding at end of period (in thousands)	1,143	1,812	2,876	2,766	2,812	3,945	2,486
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.279	$9.424	$9.571	$9.721	$9.873	$10.020	$10.014
Accumulation Unit Value at end of period	$9.146	$9.279	$9.424	$9.571	$9.721	$9.873	$10.020
Number of Accumulation Units outstanding at end of period (in thousands)	606	770	904	733	692	913	359
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.172	$9.334	$9.498	$9.666	$9.837	$10.004	$10.011
Accumulation Unit Value at end of period	$9.022	$9.172	$9.334	$9.498	$9.666	$9.837	$10.004
Number of Accumulation Units outstanding at end of period (in thousands)	146	244	335	368	391	481	512
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.039	$9.222	$9.408	$9.598	$9.792	$9.983	$—
Accumulation Unit Value at end of period	$8.869	$9.039	$9.222	$9.408	$9.598	$9.792	$—
Number of Accumulation Units outstanding at end of period (in thousands)	151	142	252	288	205	235	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.013	$9.199	$9.390	$9.584	$9.783	$9.979	$10.006
Accumulation Unit Value at end of period	$8.839	$9.013	$9.199	$9.390	$9.584	$9.783	$9.979
Number of Accumulation Units outstanding at end of period (in thousands)	5	7	28	10	17	28	41
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.904	$9.111	$9.323	$9.540	$9.762	$9.983	$—
Accumulation Unit Value at end of period	$8.710	$8.904	$9.111	$9.323	$9.540	$9.762	$—
Number of Accumulation Units outstanding at end of period (in thousands)	27	25	26	13	12	66	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.392	$11.045	$9.560	$9.874	$8.719	$7.098	$10.645
Accumulation Unit Value at end of period	$15.829	$14.392	$11.045	$9.560	$9.874	$8.719	$7.098
Number of Accumulation Units outstanding at end of period (in thousands)	121	173	270	265	269	117	56
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.142	$10.886	$9.451	$9.790	$8.671	$7.081	$10.639
Accumulation Unit Value at end of period	$15.508	$14.142	$10.886	$9.451	$9.790	$8.671	$7.081
Number of Accumulation Units outstanding at end of period (in thousands)	40	49	58	50	53	20	17
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.978	$10.781	$9.378	$9.735	$8.639	$7.069	$10.636
Accumulation Unit Value at end of period	$15.297	$13.978	$10.781	$9.378	$9.735	$8.639	$7.069
Number of Accumulation Units outstanding at end of period (in thousands)	18	39	40	34	35	15	12
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.776	$10.652	$9.289	$9.666	$8.599	$7.054	$—
Accumulation Unit Value at end of period	$15.038	$13.776	$10.652	$9.289	$9.666	$8.599	$—
Number of Accumulation Units outstanding at end of period (in thousands)	25	31	23	19	17	7	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.736	$10.626	$9.271	$9.652	$8.591	$7.051	$10.630
Accumulation Unit Value at end of period	$14.986	$13.736	$10.626	$9.271	$9.652	$8.591	$7.051
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	3	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.832	$15.381	$13.453	$14.041	$12.530	$10.309	$—
Accumulation Unit Value at end of period	$21.584	$19.832	$15.381	$13.453	$14.041	$12.530	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

22

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Asset Allocation Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.550	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.137	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	478	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.290	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.857	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	195	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.119	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.673	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	97	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.908	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.447	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	234	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.867	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.402	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.080	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.824	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	25	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Blue Chip Income and Growth Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.181	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.128	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	372	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.908	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.828	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	187	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.729	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.631	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	85	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.509	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.389	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	235	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.465	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.341	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.700	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.036	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	53	—	—	—	—	—	—

23

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Bond Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.239	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.212	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4,680	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.023	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.989	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,259	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.881	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.844	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	234	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.707	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.665	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	573	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.672	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.629	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	16	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.291	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.236	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	74	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Global Bond Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.599	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.257	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	285	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.376	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.034	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	82	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.229	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.888	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	68	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.049	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.708	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	102	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.013	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.672	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.928	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.553	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	39	—	—	—	—	—	—

24

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Global Growth and Income Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.759	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.384	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	674	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.533	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.139	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	306	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.385	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.978	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	140	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.202	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.780	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	281	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.166	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.741	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.429	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.419	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	48	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Global Growth Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.837	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.561	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	284	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.590	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.293	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	128	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.428	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.117	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	49	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.228	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.900	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	84	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.189	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.857	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.201	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.298	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	—	—	—	—	—	—

25

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Global Small Capitalization Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.788	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.372	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,110	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.581	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.146	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	348	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.444	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.999	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	97	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.277	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.817	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	198	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.244	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.781	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.282	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.387	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	35	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Growth Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.074	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.028	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4,611	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.822	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.750	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,116	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.657	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.568	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	484	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.454	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.343	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	957	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.414	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.299	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	57	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.786	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.328	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	103	—	—	—	—	—	—

26

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Growth-Income Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.752	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.647	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,293	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.487	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.357	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	731	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.314	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.166	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	254	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.100	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.932	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	484	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.058	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.886	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	39	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.621	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.918	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	86	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds International Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.984	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.153	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4,343	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.792	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.952	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,072	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.666	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.820	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	372	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.511	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.658	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	576	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.480	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.625	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	41	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.730	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.979	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	72	—	—	—	—	—	—

27

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds New World Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.309	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.949	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	525	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.111	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.752	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	135	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.981	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.623	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	141	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.821	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.464	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	217	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.789	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.432	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.087	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.456	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	39	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.605	$9.854	$10.141	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.534	$13.605	$9.854	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	40	47	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.531	$9.830	$10.136	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.411	$13.531	$9.830	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	14	17	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.481	$9.813	$10.133	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.329	$13.481	$9.813	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	7	8	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.419	$9.793	$10.129	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.228	$13.419	$9.793	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	11	17	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.407	$9.789	$10.128	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.208	$13.407	$9.789	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.346	$9.768	$10.124	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.108	$13.346	$9.768	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

28

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. American Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.956	$12.063	$10.433	$10.478	$8.684	$6.319	$10.482
Accumulation Unit Value at end of period	$17.252	$15.956	$12.063	$10.433	$10.478	$8.684	$6.319
Number of Accumulation Units outstanding at end of period (in thousands)	71	113	172	171	169	184	120
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.680	$11.890	$10.314	$10.389	$8.636	$6.303	$10.477
Accumulation Unit Value at end of period	$16.902	$15.680	$11.890	$10.314	$10.389	$8.636	$6.303
Number of Accumulation Units outstanding at end of period (in thousands)	64	65	86	87	85	83	13
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.498	$11.776	$10.236	$10.331	$8.605	$6.292	$10.474
Accumulation Unit Value at end of period	$16.673	$15.498	$11.776	$10.236	$10.331	$8.605	$6.292
Number of Accumulation Units outstanding at end of period (in thousands)	12	33	17	13	12	24	9
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.274	$11.634	$10.138	$10.258	$8.565	$6.279	$—
Accumulation Unit Value at end of period	$16.390	$15.274	$11.634	$10.138	$10.258	$8.565	$—
Number of Accumulation Units outstanding at end of period (in thousands)	65	35	25	25	31	28	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.229	$11.606	$10.119	$10.243	$8.557	$6.277	$10.469
Accumulation Unit Value at end of period	$16.335	$15.229	$11.606	$10.119	$10.243	$8.557	$6.277
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.303	$19.331	$16.896	$17.147	$14.361	$10.559	$—
Accumulation Unit Value at end of period	$27.071	$25.303	$19.331	$16.896	$17.147	$14.361	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Balanced Risk Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.995	$11.976	$10.961	$10.350	$—	$—	$—
Accumulation Unit Value at end of period	$12.523	$11.995	$11.976	$10.961	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	331	444	493	409	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.895	$11.912	$10.935	$10.346	$—	$—	$—
Accumulation Unit Value at end of period	$12.381	$11.895	$11.912	$10.935	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	67	104	66	56	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.829	$11.870	$10.917	$10.344	$—	$—	$—
Accumulation Unit Value at end of period	$12.288	$11.829	$11.870	$10.917	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	10	35	7	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.747	$11.817	$10.896	$10.340	$—	$—	$—
Accumulation Unit Value at end of period	$12.172	$11.747	$11.817	$10.896	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	69	75	98	22	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.731	$11.806	$10.892	$10.340	$—	$—	$—
Accumulation Unit Value at end of period	$12.149	$11.731	$11.806	$10.892	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.649	$11.753	$10.870	$10.336	$—	$—	$—
Accumulation Unit Value at end of period	$12.034	$11.649	$11.753	$10.870	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	12	9	4	—	—	—

29

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.960	$10.963	$9.771	$9.923	$9.197	$7.276	$10.392
Accumulation Unit Value at end of period	$14.868	$13.960	$10.963	$9.771	$9.923	$9.197	$7.276
Number of Accumulation Units outstanding at end of period (in thousands)	24	33	32	30	57	56	20
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.718	$10.805	$9.659	$9.839	$9.147	$7.258	$10.386
Accumulation Unit Value at end of period	$14.567	$13.718	$10.805	$9.659	$9.839	$9.147	$7.258
Number of Accumulation Units outstanding at end of period (in thousands)	11	13	26	37	35	35	14
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.559	$10.701	$9.585	$9.783	$9.113	$7.246	$10.383
Accumulation Unit Value at end of period	$14.369	$13.559	$10.701	$9.585	$9.783	$9.113	$7.246
Number of Accumulation Units outstanding at end of period (in thousands)	36	38	42	86	29	54	23
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.363	$10.573	$9.494	$9.714	$9.072	$7.231	$—
Accumulation Unit Value at end of period	$14.126	$13.363	$10.573	$9.494	$9.714	$9.072	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	6	8	19	15	23	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.324	$10.547	$9.476	$9.701	$9.063	$7.228	$10.378
Accumulation Unit Value at end of period	$14.078	$13.324	$10.547	$9.476	$9.701	$9.063	$7.228
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.528	$14.704	$13.243	$13.591	$12.730	$10.178	$—
Accumulation Unit Value at end of period	$19.527	$18.528	$14.704	$13.243	$13.591	$12.730	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	2	2	2	2	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.272	$10.803	$9.567	$9.911	$8.945	$7.298	$10.483
Accumulation Unit Value at end of period	$15.499	$14.272	$10.803	$9.567	$9.911	$8.945	$7.298
Number of Accumulation Units outstanding at end of period (in thousands)	126	176	188	227	238	243	163
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.025	$10.648	$9.457	$9.827	$8.896	$7.280	$10.478
Accumulation Unit Value at end of period	$15.185	$14.025	$10.648	$9.457	$9.827	$8.896	$7.280
Number of Accumulation Units outstanding at end of period (in thousands)	20	30	54	56	56	47	10
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.862	$10.545	$9.385	$9.772	$8.864	$7.268	$10.475
Accumulation Unit Value at end of period	$14.979	$13.862	$10.545	$9.385	$9.772	$8.864	$7.268
Number of Accumulation Units outstanding at end of period (in thousands)	23	25	36	38	44	48	39
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.661	$10.419	$9.296	$9.703	$8.823	$7.253	$—
Accumulation Unit Value at end of period	$14.726	$13.661	$10.419	$9.296	$9.703	$8.823	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	36	15	16	15	7	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.622	$10.394	$9.278	$9.689	$8.815	$7.250	$10.470
Accumulation Unit Value at end of period	$14.675	$13.622	$10.394	$9.278	$9.689	$8.815	$7.250
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.217	$14.700	$13.155	$13.772	$12.561	$10.356	$—
Accumulation Unit Value at end of period	$20.652	$19.217	$14.700	$13.155	$13.772	$12.561	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—

30

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.647	$9.934	$8.727	$9.501	$8.544	$6.412	$10.310
Accumulation Unit Value at end of period	$11.512	$11.647	$9.934	$8.727	$9.501	$8.544	$6.412
Number of Accumulation Units outstanding at end of period (in thousands)	1,118	1,593	1,635	1,788	1,816	1,654	852
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.445	$9.791	$8.628	$9.421	$8.497	$6.396	$10.305
Accumulation Unit Value at end of period	$11.279	$11.445	$9.791	$8.628	$9.421	$8.497	$6.396
Number of Accumulation Units outstanding at end of period (in thousands)	210	210	214	236	235	198	99
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.312	$9.697	$8.562	$9.368	$8.466	$6.386	$10.302
Accumulation Unit Value at end of period	$11.126	$11.312	$9.697	$8.562	$9.368	$8.466	$6.386
Number of Accumulation Units outstanding at end of period (in thousands)	100	118	161	190	221	241	173
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.148	$9.580	$8.480	$9.302	$8.427	$6.373	$—
Accumulation Unit Value at end of period	$10.937	$11.148	$9.580	$8.480	$9.302	$8.427	$—
Number of Accumulation Units outstanding at end of period (in thousands)	156	158	136	146	160	136	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.116	$9.557	$8.464	$9.289	$8.420	$6.370	$10.297
Accumulation Unit Value at end of period	$10.900	$11.116	$9.557	$8.464	$9.289	$8.420	$6.370
Number of Accumulation Units outstanding at end of period (in thousands)	4	7	11	16	16	23	14
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.341	$15.809	$14.035	$15.441	$14.032	$10.642	$—
Accumulation Unit Value at end of period	$17.940	$18.341	$15.809	$14.035	$15.441	$14.032	$—
Number of Accumulation Units outstanding at end of period (in thousands)	16	15	13	16	16	14	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.344	$9.891	$10.022	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.192	$13.344	$9.891	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	39	32	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.271	$9.866	$10.017	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.072	$13.271	$9.866	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	7	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.222	$9.850	$10.014	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.992	$13.222	$9.850	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	3	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.161	$9.829	$10.009	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.893	$13.161	$9.829	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	7	10	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.149	$9.825	$10.009	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.874	$13.149	$9.825	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.089	$9.804	$10.004	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.776	$13.089	$9.804	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	—	—	—	—

31

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.929	$9.985	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.807	$9.929	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	995	1,614	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.911	$9.981	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.760	$9.911	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	137	72	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.899	$9.979	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.729	$9.899	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	130	20	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.885	$9.976	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.690	$9.885	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	154	116	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.882	$9.975	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.683	$9.882	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	124	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.867	$9.972	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.644	$9.867	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.959	$12.527	$11.160	$11.413	$9.014	$7.549	$10.737
Accumulation Unit Value at end of period	$17.098	$16.959	$12.527	$11.160	$11.413	$9.014	$7.549
Number of Accumulation Units outstanding at end of period (in thousands)	306	436	361	373	351	193	75
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.666	$12.347	$11.033	$11.317	$8.964	$7.531	$10.731
Accumulation Unit Value at end of period	$16.751	$16.666	$12.347	$11.033	$11.317	$8.964	$7.531
Number of Accumulation Units outstanding at end of period (in thousands)	60	59	51	57	57	26	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.472	$12.228	$10.949	$11.253	$8.932	$7.518	$10.728
Accumulation Unit Value at end of period	$16.524	$16.472	$12.228	$10.949	$11.253	$8.932	$7.518
Number of Accumulation Units outstanding at end of period (in thousands)	23	27	37	38	29	28	57
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.234	$12.081	$10.844	$11.173	$8.891	$7.503	$—
Accumulation Unit Value at end of period	$16.244	$16.234	$12.081	$10.844	$11.173	$8.891	$—
Number of Accumulation Units outstanding at end of period (in thousands)	47	49	42	51	56	40	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.187	$12.052	$10.824	$11.158	$8.883	$7.499	$10.723
Accumulation Unit Value at end of period	$16.189	$16.187	$12.052	$10.824	$11.158	$8.883	$7.499
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.301	$16.646	$14.987	$15.488	$12.361	$10.462	$—
Accumulation Unit Value at end of period	$22.248	$22.301	$16.646	$14.987	$15.488	$12.361	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	2	1	—

32

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Lord Abbett Bond-Debenture Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.028	$14.067	$12.658	$12.279	$11.070	$8.346	$10.292
Accumulation Unit Value at end of period	$15.486	$15.028	$14.067	$12.658	$12.279	$11.070	$8.346
Number of Accumulation Units outstanding at end of period (in thousands)	827	1,115	1,705	1,713	1,727	1,733	791
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.767	$13.865	$12.513	$12.175	$11.009	$8.325	$10.287
Accumulation Unit Value at end of period	$15.172	$14.767	$13.865	$12.513	$12.175	$11.009	$8.325
Number of Accumulation Units outstanding at end of period (in thousands)	131	149	231	239	247	250	114
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.596	$13.732	$12.418	$12.106	$10.969	$8.311	$10.283
Accumulation Unit Value at end of period	$14.967	$14.596	$13.732	$12.418	$12.106	$10.969	$8.311
Number of Accumulation Units outstanding at end of period (in thousands)	129	161	244	209	229	275	158
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.385	$13.567	$12.299	$12.021	$10.919	$8.294	$—
Accumulation Unit Value at end of period	$14.713	$14.385	$13.567	$12.299	$12.021	$10.919	$—
Number of Accumulation Units outstanding at end of period (in thousands)	233	257	159	160	133	108	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.343	$13.534	$12.276	$12.004	$10.909	$8.290	$10.278
Accumulation Unit Value at end of period	$14.663	$14.343	$13.534	$12.276	$12.004	$10.909	$8.290
Number of Accumulation Units outstanding at end of period (in thousands)	16	18	30	33	31	38	12
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.949	$16.979	$15.439	$15.135	$13.789	$10.505	$—
Accumulation Unit Value at end of period	$18.303	$17.949	$16.979	$15.439	$15.135	$13.789	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	16	15	17	18	17	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Lord Abbett Calibrated Dividend Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.113	$11.962	$10.771	$10.885	$9.604	$7.880	$10.373
Accumulation Unit Value at end of period	$16.648	$15.113	$11.962	$10.771	$10.885	$9.604	$7.880
Number of Accumulation Units outstanding at end of period (in thousands)	204	298	250	261	222	210	61
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.851	$11.790	$10.648	$10.793	$9.551	$7.860	$10.368
Accumulation Unit Value at end of period	$16.310	$14.851	$11.790	$10.648	$10.793	$9.551	$7.860
Number of Accumulation Units outstanding at end of period (in thousands)	46	66	58	82	80	64	27
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.679	$11.677	$10.567	$10.732	$9.517	$7.847	$10.364
Accumulation Unit Value at end of period	$16.089	$14.679	$11.677	$10.567	$10.732	$9.517	$7.847
Number of Accumulation Units outstanding at end of period (in thousands)	16	18	9	13	13	13	8
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.466	$11.537	$10.466	$10.657	$9.473	$7.831	$—
Accumulation Unit Value at end of period	$15.817	$14.466	$11.537	$10.466	$10.657	$9.473	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	15	6	6	12	8	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.424	$11.509	$10.446	$10.642	$9.464	$7.828	$10.359
Accumulation Unit Value at end of period	$15.763	$14.424	$11.509	$10.446	$10.642	$9.464	$7.828
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.952	$15.159	$13.794	$14.087	$12.560	$10.414	$—
Accumulation Unit Value at end of period	$20.659	$18.952	$15.159	$13.794	$14.087	$12.560	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

33

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Lord Abbett Growth and Income Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.977	$9.669	$8.735	$9.418	$8.122	$6.917	$10.534
Accumulation Unit Value at end of period	$13.797	$12.977	$9.669	$8.735	$9.418	$8.122	$6.917
Number of Accumulation Units outstanding at end of period (in thousands)	191	214	410	429	447	441	322
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.752	$9.530	$8.635	$9.338	$8.077	$6.900	$10.529
Accumulation Unit Value at end of period	$13.517	$12.752	$9.530	$8.635	$9.338	$8.077	$6.900
Number of Accumulation Units outstanding at end of period (in thousands)	44	45	52	57	61	61	41
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.605	$9.439	$8.569	$9.285	$8.048	$6.888	$10.525
Accumulation Unit Value at end of period	$13.334	$12.605	$9.439	$8.569	$9.285	$8.048	$6.888
Number of Accumulation Units outstanding at end of period (in thousands)	25	46	73	95	181	134	80
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.422	$9.325	$8.488	$9.220	$8.011	$6.874	$—
Accumulation Unit Value at end of period	$13.108	$12.422	$9.325	$8.488	$9.220	$8.011	$—
Number of Accumulation Units outstanding at end of period (in thousands)	52	51	35	39	66	46	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.386	$9.303	$8.471	$9.207	$8.004	$6.871	$10.520
Accumulation Unit Value at end of period	$13.063	$12.386	$9.303	$8.471	$9.207	$8.004	$6.871
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	7	7	7	7	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.414	$13.865	$12.657	$13.790	$12.018	$10.343	$—
Accumulation Unit Value at end of period	$19.372	$18.414	$13.865	$12.657	$13.790	$12.018	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	6	6	6	5	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.013	$11.879	$10.274	$10.462	$9.210	$6.791	$10.626
Accumulation Unit Value at end of period	$17.187	$16.013	$11.879	$10.274	$10.462	$9.210	$6.791
Number of Accumulation Units outstanding at end of period (in thousands)	338	543	124	66	93	54	26
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.735	$11.708	$10.157	$10.373	$9.159	$6.774	$10.620
Accumulation Unit Value at end of period	$16.839	$15.735	$11.708	$10.157	$10.373	$9.159	$6.774
Number of Accumulation Units outstanding at end of period (in thousands)	83	108	63	49	26	16	2
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.553	$11.595	$10.079	$10.315	$9.126	$6.762	$10.617
Accumulation Unit Value at end of period	$16.610	$15.553	$11.595	$10.079	$10.315	$9.126	$6.762
Number of Accumulation Units outstanding at end of period (in thousands)	35	38	41	109	50	55	55
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.328	$11.456	$9.983	$10.242	$9.084	$6.748	$—
Accumulation Unit Value at end of period	$16.329	$15.328	$11.456	$9.983	$10.242	$9.084	$—
Number of Accumulation Units outstanding at end of period (in thousands)	35	25	49	71	50	18	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.283	$11.429	$9.964	$10.227	$9.076	$6.745	$10.612
Accumulation Unit Value at end of period	$16.273	$15.283	$11.429	$9.964	$10.227	$9.076	$6.745
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.605	$16.946	$14.812	$15.241	$13.559	$10.103	$—
Accumulation Unit Value at end of period	$24.010	$22.605	$16.946	$14.812	$15.241	$13.559	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	1	2	—	—	—

34

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.365	$11.041	$9.408	$9.763	$8.916	$7.133	$10.607
Accumulation Unit Value at end of period	$15.706	$14.365	$11.041	$9.408	$9.763	$8.916	$7.133
Number of Accumulation Units outstanding at end of period (in thousands)	30	36	52	40	39	36	16
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.116	$10.882	$9.301	$9.680	$8.867	$7.115	$10.602
Accumulation Unit Value at end of period	$15.388	$14.116	$10.882	$9.301	$9.680	$8.867	$7.115
Number of Accumulation Units outstanding at end of period (in thousands)	7	18	34	16	10	4	1
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.952	$10.778	$9.230	$9.626	$8.834	$7.104	$10.598
Accumulation Unit Value at end of period	$15.179	$13.952	$10.778	$9.230	$9.626	$8.834	$7.104
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	5	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.750	$10.648	$9.142	$9.558	$8.794	$7.089	$—
Accumulation Unit Value at end of period	$14.922	$13.750	$10.648	$9.142	$9.558	$8.794	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	14	40	44	45	19	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.710	$10.623	$9.124	$9.544	$8.786	$7.086	$10.593
Accumulation Unit Value at end of period	$14.871	$13.710	$10.623	$9.124	$9.544	$8.786	$7.086
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.522	$15.163	$13.057	$13.692	$12.636	$10.217	$—
Accumulation Unit Value at end of period	$21.122	$19.522	$15.163	$13.057	$13.692	$12.636	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
MFS Research Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.568	$12.893	$12.194	$11.597	$10.953	$9.569	$10.047
Accumulation Unit Value at end of period	$13.110	$12.568	$12.893	$12.194	$11.597	$10.953	$9.569
Number of Accumulation Units outstanding at end of period (in thousands)	4,606	7,425	1,610	1,492	1,346	485	34
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.351	$12.707	$12.055	$11.499	$10.893	$9.545	$10.042
Accumulation Unit Value at end of period	$12.844	$12.351	$12.707	$12.055	$11.499	$10.893	$9.545
Number of Accumulation Units outstanding at end of period (in thousands)	893	958	255	242	271	91	8
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.207	$12.585	$11.963	$11.434	$10.854	$9.529	$10.039
Accumulation Unit Value at end of period	$12.670	$12.207	$12.585	$11.963	$11.434	$10.854	$9.529
Number of Accumulation Units outstanding at end of period (in thousands)	50	54	112	68	57	41	15
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.031	$12.434	$11.849	$11.353	$10.804	$9.509	$—
Accumulation Unit Value at end of period	$12.455	$12.031	$12.434	$11.849	$11.353	$10.804	$—
Number of Accumulation Units outstanding at end of period (in thousands)	204	190	156	139	133	47	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.996	$12.404	$11.827	$11.337	$10.794	$9.505	$10.034
Accumulation Unit Value at end of period	$12.413	$11.996	$12.404	$11.827	$11.337	$10.794	$9.505
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	12	6	6	2	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.812	$13.281	$12.694	$12.199	$11.644	$10.280	$—
Accumulation Unit Value at end of period	$13.224	$12.812	$13.281	$12.694	$12.199	$11.644	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	11	10	14	16	8	—

35

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.044	$11.124	$10.153	$10.121	$9.348	$8.040	$10.262
Accumulation Unit Value at end of period	$13.943	$13.044	$11.124	$10.153	$10.121	$9.348	$8.040
Number of Accumulation Units outstanding at end of period (in thousands)	725	981	1,379	1,424	1,394	1,338	586
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.818	$10.964	$10.037	$10.035	$9.296	$8.020	$10.257
Accumulation Unit Value at end of period	$13.660	$12.818	$10.964	$10.037	$10.035	$9.296	$8.020
Number of Accumulation Units outstanding at end of period (in thousands)	233	239	241	239	224	192	96
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.669	$10.858	$9.961	$9.979	$9.262	$8.007	$10.254
Accumulation Unit Value at end of period	$13.475	$12.669	$10.858	$9.961	$9.979	$9.262	$8.007
Number of Accumulation Units outstanding at end of period (in thousands)	78	96	117	127	144	164	112
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.486	$10.728	$9.866	$9.908	$9.220	$7.990	$—
Accumulation Unit Value at end of period	$13.247	$12.486	$10.728	$9.866	$9.908	$9.220	$—
Number of Accumulation Units outstanding at end of period (in thousands)	70	83	84	136	131	95	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.450	$10.702	$9.847	$9.894	$9.212	$7.987	$10.249
Accumulation Unit Value at end of period	$13.202	$12.450	$10.702	$9.847	$9.894	$9.212	$7.987
Number of Accumulation Units outstanding at end of period (in thousands)	1	6	6	7	7	7	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.849	$13.658	$12.598	$12.691	$11.845	$10.295	$—
Accumulation Unit Value at end of period	$16.764	$15.849	$13.658	$12.598	$12.691	$11.845	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	5	6	6	6	6	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.561	$10.873	$9.501	$9.666	$8.800	$7.277	$10.533
Accumulation Unit Value at end of period	$15.847	$14.561	$10.873	$9.501	$9.666	$8.800	$7.277
Number of Accumulation Units outstanding at end of period (in thousands)	1,856	2,808	2,969	3,374	3,511	3,021	1,225
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.308	$10.717	$9.392	$9.584	$8.752	$7.259	$10.528
Accumulation Unit Value at end of period	$15.525	$14.308	$10.717	$9.392	$9.584	$8.752	$7.259
Number of Accumulation Units outstanding at end of period (in thousands)	374	405	440	508	512	418	160
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.142	$10.614	$9.321	$9.530	$8.720	$7.247	$10.524
Accumulation Unit Value at end of period	$15.315	$14.142	$10.614	$9.321	$9.530	$8.720	$7.247
Number of Accumulation Units outstanding at end of period (in thousands)	166	246	310	385	433	455	310
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.938	$10.486	$9.232	$9.463	$8.680	$7.232	$—
Accumulation Unit Value at end of period	$15.055	$13.938	$10.486	$9.232	$9.463	$8.680	$—
Number of Accumulation Units outstanding at end of period (in thousands)	249	255	214	253	296	223	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.897	$10.461	$9.214	$9.449	$8.672	$7.229	$10.519
Accumulation Unit Value at end of period	$15.004	$13.897	$10.461	$9.214	$9.449	$8.672	$7.229
Number of Accumulation Units outstanding at end of period (in thousands)	11	16	24	31	33	43	23
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.719	$14.881	$13.140	$13.509	$12.429	$10.386	$—
Accumulation Unit Value at end of period	$21.237	$19.719	$14.881	$13.140	$13.509	$12.429	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	28	26	33	35	29	—

36

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Capital Appreciation Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.982	$10.156	$9.036	$9.277	$8.607	$6.046	$10.881
Accumulation Unit Value at end of period	$14.760	$12.982	$10.156	$9.036	$9.277	$8.607	$6.046
Number of Accumulation Units outstanding at end of period (in thousands)	42	49	25	27	36	56	40
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.757	$10.010	$8.933	$9.199	$8.560	$6.031	$10.876
Accumulation Unit Value at end of period	$14.461	$12.757	$10.010	$8.933	$9.199	$8.560	$6.031
Number of Accumulation Units outstanding at end of period (in thousands)	14	22	24	24	23	16	5
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.609	$9.914	$8.865	$9.147	$8.529	$6.021	$10.872
Accumulation Unit Value at end of period	$14.265	$12.609	$9.914	$8.865	$9.147	$8.529	$6.021
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	13	12	16	19	8
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.427	$9.795	$8.780	$9.082	$8.490	$6.008	$—
Accumulation Unit Value at end of period	$14.023	$12.427	$9.795	$8.780	$9.082	$8.490	$—
Number of Accumulation Units outstanding at end of period (in thousands)	25	21	25	26	26	20	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.390	$9.771	$8.763	$9.070	$8.482	$6.006	$10.867
Accumulation Unit Value at end of period	$13.975	$12.390	$9.771	$8.763	$9.070	$8.482	$6.006
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.915	$16.535	$14.867	$15.425	$14.462	$10.265	$—
Accumulation Unit Value at end of period	$23.532	$20.915	$16.535	$14.867	$15.425	$14.462	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	4	4	3	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Equity Income Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.744	$10.026	$8.977	$9.517	$8.394	$6.411	$10.781
Accumulation Unit Value at end of period	$13.936	$12.744	$10.026	$8.977	$9.517	$8.394	$6.411
Number of Accumulation Units outstanding at end of period (in thousands)	78	102	13	17	12	43	31
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.523	$9.882	$8.875	$9.436	$8.348	$6.395	$10.775
Accumulation Unit Value at end of period	$13.653	$12.523	$9.882	$8.875	$9.436	$8.348	$6.395
Number of Accumulation Units outstanding at end of period (in thousands)	11	11	8	8	8	6	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.378	$9.787	$8.807	$9.383	$8.317	$6.385	$10.772
Accumulation Unit Value at end of period	$13.468	$12.378	$9.787	$8.807	$9.383	$8.317	$6.385
Number of Accumulation Units outstanding at end of period (in thousands)	6	9	10	11	9	10	7
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.199	$9.669	$8.723	$9.317	$8.279	$6.371	$—
Accumulation Unit Value at end of period	$13.240	$12.199	$9.669	$8.723	$9.317	$8.279	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	22	7	7	7	2	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.163	$9.646	$8.706	$9.304	$8.272	$6.369	$10.766
Accumulation Unit Value at end of period	$13.195	$12.163	$9.646	$8.706	$9.304	$8.272	$6.369
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.214	$15.276	$13.822	$14.808	$13.199	$10.187	$—
Accumulation Unit Value at end of period	$20.792	$19.214	$15.276	$13.822	$14.808	$13.199	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	5	4	4	3	—	—

37

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Global Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.931	$11.108	$9.299	$10.294	$9.009	$6.546	$10.594
Accumulation Unit Value at end of period	$14.041	$13.931	$11.108	$9.299	$10.294	$9.009	$6.546
Number of Accumulation Units outstanding at end of period (in thousands)	317	432	946	1,091	1,143	1,213	889
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.689	$10.948	$9.193	$10.207	$8.960	$6.530	$10.588
Accumulation Unit Value at end of period	$13.756	$13.689	$10.948	$9.193	$10.207	$8.960	$6.530
Number of Accumulation Units outstanding at end of period (in thousands)	55	66	100	107	104	100	75
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.531	$10.843	$9.123	$10.149	$8.927	$6.519	$10.585
Accumulation Unit Value at end of period	$13.569	$13.531	$10.843	$9.123	$10.149	$8.927	$6.519
Number of Accumulation Units outstanding at end of period (in thousands)	90	130	224	264	279	296	230
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.335	$10.713	$9.036	$10.078	$8.886	$6.505	$—
Accumulation Unit Value at end of period	$13.340	$13.335	$10.713	$9.036	$10.078	$8.886	$—
Number of Accumulation Units outstanding at end of period (in thousands)	184	126	60	62	73	47	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.296	$10.687	$9.019	$10.064	$8.878	$6.503	$10.580
Accumulation Unit Value at end of period	$13.294	$13.296	$10.687	$9.019	$10.064	$8.878	$6.503
Number of Accumulation Units outstanding at end of period (in thousands)	19	21	30	33	33	33	33
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.504	$17.327	$14.659	$16.398	$14.503	$10.649	$—
Accumulation Unit Value at end of period	$21.448	$21.504	$17.327	$14.659	$16.398	$14.503	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	10	9	9	8	5	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Main Street Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.375	$11.074	$9.616	$9.768	$8.539	$6.755	$10.558
Accumulation Unit Value at end of period	$15.673	$14.375	$11.074	$9.616	$9.768	$8.539	$6.755
Number of Accumulation Units outstanding at end of period (in thousands)	76	80	111	80	77	94	57
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.126	$10.915	$9.506	$9.685	$8.493	$6.739	$10.553
Accumulation Unit Value at end of period	$15.355	$14.126	$10.915	$9.506	$9.685	$8.493	$6.739
Number of Accumulation Units outstanding at end of period (in thousands)	53	47	48	45	22	17	3
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.962	$10.810	$9.434	$9.631	$8.462	$6.727	$10.550
Accumulation Unit Value at end of period	$15.147	$13.962	$10.810	$9.434	$9.631	$8.462	$6.727
Number of Accumulation Units outstanding at end of period (in thousands)	13	13	14	73	17	23	17
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.760	$10.680	$9.344	$9.563	$8.423	$6.713	$—
Accumulation Unit Value at end of period	$14.890	$13.760	$10.680	$9.344	$9.563	$8.423	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	16	17	20	11	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.720	$10.654	$9.326	$9.549	$8.415	$6.711	$10.544
Accumulation Unit Value at end of period	$14.840	$13.720	$10.654	$9.326	$9.549	$8.415	$6.711
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	—	4	4	4	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.008	$16.354	$14.351	$14.731	$13.015	$10.404	$—
Accumulation Unit Value at end of period	$22.665	$21.008	$16.354	$14.351	$14.731	$13.015	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	6	6	4	—	—

38

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Main Street Small Cap Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.295	$12.453	$10.716	$11.116	$9.147	$6.766	$10.525
Accumulation Unit Value at end of period	$19.071	$17.295	$12.453	$10.716	$11.116	$9.147	$6.766
Number of Accumulation Units outstanding at end of period (in thousands)	353	490	718	845	940	1,004	453
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.995	$12.274	$10.594	$11.022	$9.097	$6.749	$10.520
Accumulation Unit Value at end of period	$18.684	$16.995	$12.274	$10.594	$11.022	$9.097	$6.749
Number of Accumulation Units outstanding at end of period (in thousands)	68	61	103	124	135	152	87
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.798	$12.156	$10.513	$10.960	$9.063	$6.738	$10.517
Accumulation Unit Value at end of period	$18.431	$16.798	$12.156	$10.513	$10.960	$9.063	$6.738
Number of Accumulation Units outstanding at end of period (in thousands)	53	76	91	109	125	177	96
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.555	$12.010	$10.413	$10.882	$9.022	$6.724	$—
Accumulation Unit Value at end of period	$18.119	$16.555	$12.010	$10.413	$10.882	$9.022	$—
Number of Accumulation Units outstanding at end of period (in thousands)	61	68	59	68	76	73	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.507	$11.981	$10.393	$10.867	$9.014	$6.721	$10.512
Accumulation Unit Value at end of period	$18.057	$16.507	$11.981	$10.393	$10.867	$9.014	$6.721
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	13	15	15	20	11
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.191	$19.058	$16.573	$17.372	$14.446	$10.798	$—
Accumulation Unit Value at end of period	$28.579	$26.191	$19.058	$16.573	$17.372	$14.446	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	10	9	11	10	9	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Putnam VT Diversified Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.625	$12.796	$11.618	$12.149	$10.919	$7.116	$10.246
Accumulation Unit Value at end of period	$13.502	$13.625	$12.796	$11.618	$12.149	$10.919	$7.116
Number of Accumulation Units outstanding at end of period (in thousands)	1,362	1,836	2,384	2,441	2,712	2,756	1,343
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.388	$12.612	$11.485	$12.046	$10.859	$7.099	$10.241
Accumulation Unit Value at end of period	$13.228	$13.388	$12.612	$11.485	$12.046	$10.859	$7.099
Number of Accumulation Units outstanding at end of period (in thousands)	241	245	324	340	383	389	251
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.233	$12.491	$11.398	$11.978	$10.819	$7.087	$10.237
Accumulation Unit Value at end of period	$13.049	$13.233	$12.491	$11.398	$11.978	$10.819	$7.087
Number of Accumulation Units outstanding at end of period (in thousands)	230	273	332	346	391	378	279
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.041	$12.341	$11.289	$11.894	$10.769	$7.072	$—
Accumulation Unit Value at end of period	$12.828	$13.041	$12.341	$11.289	$11.894	$10.769	$—
Number of Accumulation Units outstanding at end of period (in thousands)	261	255	215	213	234	236	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.003	$12.311	$11.267	$11.877	$10.759	$7.069	$10.232
Accumulation Unit Value at end of period	$12.784	$13.003	$12.311	$11.267	$11.877	$10.759	$7.069
Number of Accumulation Units outstanding at end of period (in thousands)	10	14	15	20	21	36	20
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.962	$17.997	$16.512	$17.449	$15.847	$10.437	$—
Accumulation Unit Value at end of period	$18.595	$18.962	$17.997	$16.512	$17.449	$15.847	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	24	23	25	24	23	—

39

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Putnam VT Global Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.718	$11.624	$10.307	$10.480	$9.253	$6.930	$10.302
Accumulation Unit Value at end of period	$14.824	$13.718	$11.624	$10.307	$10.480	$9.253	$6.930
Number of Accumulation Units outstanding at end of period (in thousands)	140	149	266	241	248	267	129
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.479	$11.457	$10.189	$10.392	$9.202	$6.912	$10.297
Accumulation Unit Value at end of period	$14.523	$13.479	$11.457	$10.189	$10.392	$9.202	$6.912
Number of Accumulation Units outstanding at end of period (in thousands)	16	16	64	68	72	72	74
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.323	$11.346	$10.111	$10.333	$9.168	$6.901	$10.294
Accumulation Unit Value at end of period	$14.326	$13.323	$11.346	$10.111	$10.333	$9.168	$6.901
Number of Accumulation Units outstanding at end of period (in thousands)	45	46	51	45	55	41	36
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.130	$11.210	$10.015	$10.260	$9.126	$6.886	$—
Accumulation Unit Value at end of period	$14.083	$13.130	$11.210	$10.015	$10.260	$9.126	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	20	18	12	11	6	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.092	$11.183	$9.995	$10.245	$9.118	$6.883	$10.288
Accumulation Unit Value at end of period	$14.035	$13.092	$11.183	$9.995	$10.245	$9.118	$6.883
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.624	$16.805	$15.058	$15.473	$13.805	$10.448	$—
Accumulation Unit Value at end of period	$20.985	$19.624	$16.805	$15.058	$15.473	$13.805	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	6	6	4	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Putnam VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.162	$8.035	$6.673	$8.135	$7.486	$6.082	$10.507
Accumulation Unit Value at end of period	$9.356	$10.162	$8.035	$6.673	$8.135	$7.486	$6.082
Number of Accumulation Units outstanding at end of period (in thousands)	23	41	43	47	51	55	46
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.986	$7.919	$6.597	$8.066	$7.445	$6.067	$10.502
Accumulation Unit Value at end of period	$9.166	$9.986	$7.919	$6.597	$8.066	$7.445	$6.067
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	9	11	12	9	2
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.870	$7.842	$6.546	$8.020	$7.418	$6.057	$10.498
Accumulation Unit Value at end of period	$9.041	$9.870	$7.842	$6.546	$8.020	$7.418	$6.057
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	5	9	11	11	8
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.727	$7.748	$6.484	$7.963	$7.384	$6.044	$—
Accumulation Unit Value at end of period	$8.888	$9.727	$7.748	$6.484	$7.963	$7.384	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	15	14	11	10	4	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.698	$7.729	$6.471	$7.952	$7.377	$6.042	$10.493
Accumulation Unit Value at end of period	$8.858	$9.698	$7.729	$6.471	$7.952	$7.377	$6.042
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.943	$13.537	$11.362	$13.997	$13.017	$10.687	$—
Accumulation Unit Value at end of period	$15.435	$16.943	$13.537	$11.362	$13.997	$13.017	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	3	3	2	—	—

40

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Putnam VT International Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.589	$7.945	$6.610	$7.763	$7.338	$5.888	$10.587
Accumulation Unit Value at end of period	$8.571	$9.589	$7.945	$6.610	$7.763	$7.338	$5.888
Number of Accumulation Units outstanding at end of period (in thousands)	26	28	38	38	33	39	26
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.423	$7.830	$6.534	$7.698	$7.298	$5.874	$10.581
Accumulation Unit Value at end of period	$8.397	$9.423	$7.830	$6.534	$7.698	$7.298	$5.874
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	5	6	5	3	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.313	$7.755	$6.484	$7.654	$7.271	$5.864	$10.578
Accumulation Unit Value at end of period	$8.283	$9.313	$7.755	$6.484	$7.654	$7.271	$5.864
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	4	5	6	7	3
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.178	$7.662	$6.423	$7.600	$7.238	$5.851	$—
Accumulation Unit Value at end of period	$8.143	$9.178	$7.662	$6.423	$7.600	$7.238	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	11	11	11	10	4	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.151	$7.643	$6.410	$7.589	$7.231	$5.849	$10.572
Accumulation Unit Value at end of period	$8.115	$9.151	$7.643	$6.410	$7.589	$7.231	$5.849
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.604	$13.902	$11.689	$13.873	$13.251	$10.746	$—
Accumulation Unit Value at end of period	$14.687	$16.604	$13.902	$11.689	$13.873	$13.251	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	2	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Putnam VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.053	$11.643	$10.035	$10.665	$8.572	$6.599	$10.321
Accumulation Unit Value at end of period	$16.398	$16.053	$11.643	$10.035	$10.665	$8.572	$6.599
Number of Accumulation Units outstanding at end of period (in thousands)	45	58	54	70	56	52	32
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.774	$11.475	$9.920	$10.575	$8.525	$6.582	$10.316
Accumulation Unit Value at end of period	$16.065	$15.774	$11.475	$9.920	$10.575	$8.525	$6.582
Number of Accumulation Units outstanding at end of period (in thousands)	13	13	17	20	5	5	3
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.591	$11.365	$9.844	$10.515	$8.493	$6.571	$10.312
Accumulation Unit Value at end of period	$15.847	$15.591	$11.365	$9.844	$10.515	$8.493	$6.571
Number of Accumulation Units outstanding at end of period (in thousands)	7	15	7	7	8	7	1
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.365	$11.228	$9.750	$10.441	$8.455	$6.558	$—
Accumulation Unit Value at end of period	$15.578	$15.365	$11.228	$9.750	$10.441	$8.455	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	20	13	12	7	4	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.321	$11.201	$9.731	$10.426	$8.447	$6.555	$10.307
Accumulation Unit Value at end of period	$15.525	$15.321	$11.201	$9.731	$10.426	$8.447	$6.555
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.712	$18.112	$15.775	$16.943	$13.761	$10.706	$—
Accumulation Unit Value at end of period	$24.979	$24.712	$18.112	$15.775	$16.943	$13.761	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	—	—

41

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.091	$9.305	$8.334	$10.032	$8.652	$5.080	$9.912
Accumulation Unit Value at end of period	$8.217	$9.091	$9.305	$8.334	$10.032	$8.652	$5.080
Number of Accumulation Units outstanding at end of period (in thousands)	299	353	517	502	556	495	264
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$8.933	$9.171	$8.238	$9.947	$8.605	$5.068	$9.907
Accumulation Unit Value at end of period	$8.050	$8.933	$9.171	$8.238	$9.947	$8.605	$5.068
Number of Accumulation Units outstanding at end of period (in thousands)	54	101	107	98	100	76	29
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.830	$9.082	$8.175	$9.891	$8.573	$5.059	$9.903
Accumulation Unit Value at end of period	$7.940	$8.830	$9.082	$8.175	$9.891	$8.573	$5.059
Number of Accumulation Units outstanding at end of period (in thousands)	67	70	77	85	96	150	64
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.702	$8.973	$8.097	$9.821	$8.534	$5.048	$—
Accumulation Unit Value at end of period	$7.806	$8.702	$8.973	$8.097	$9.821	$8.534	$—
Number of Accumulation Units outstanding at end of period (in thousands)	103	121	107	132	132	98	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.676	$8.952	$8.082	$9.807	$8.526	$5.046	$9.898
Accumulation Unit Value at end of period	$7.779	$8.676	$8.952	$8.082	$9.807	$8.526	$5.046
Number of Accumulation Units outstanding at end of period (in thousands)	13	13	16	16	19	22	18
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.667	$18.274	$16.539	$20.121	$17.536	$10.405	$—
Accumulation Unit Value at end of period	$15.801	$17.667	$18.274	$16.539	$20.121	$17.536	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	3	4	3	1	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.583	$9.546	$8.183	$9.283	$8.673	$6.417	$10.354
Accumulation Unit Value at end of period	$10.156	$11.583	$9.546	$8.183	$9.283	$8.673	$6.417
Number of Accumulation Units outstanding at end of period (in thousands)	915	1,254	598	600	561	312	112
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.382	$9.409	$8.089	$9.204	$8.625	$6.401	$10.348
Accumulation Unit Value at end of period	$9.950	$11.382	$9.409	$8.089	$9.204	$8.625	$6.401
Number of Accumulation Units outstanding at end of period (in thousands)	202	182	103	111	94	51	20
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.250	$9.318	$8.027	$9.152	$8.593	$6.390	$10.345
Accumulation Unit Value at end of period	$9.814	$11.250	$9.318	$8.027	$9.152	$8.593	$6.390
Number of Accumulation Units outstanding at end of period (in thousands)	39	43	31	33	31	34	16
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.087	$9.206	$7.950	$9.087	$8.554	$6.377	$—
Accumulation Unit Value at end of period	$9.648	$11.087	$9.206	$7.950	$9.087	$8.554	$—
Number of Accumulation Units outstanding at end of period (in thousands)	61	56	45	41	42	25	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.055	$9.184	$7.935	$9.074	$8.546	$6.374	$10.340
Accumulation Unit Value at end of period	$9.615	$11.055	$9.184	$7.935	$9.074	$8.546	$6.374
Number of Accumulation Units outstanding at end of period (in thousands)	13	13	12	18	20	21	17
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.333	$15.268	$13.225	$15.162	$14.315	$10.704	$—
Accumulation Unit Value at end of period	$15.906	$18.333	$15.268	$13.225	$15.162	$14.315	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	6	7	2	—

42

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Templeton Global Bond VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.605	$14.565	$12.828	$13.115	$11.620	$9.922	$9.912
Accumulation Unit Value at end of period	$14.668	$14.605	$14.565	$12.828	$13.115	$11.620	$9.922
Number of Accumulation Units outstanding at end of period (in thousands)	1,377	1,687	2,675	2,760	2,843	2,361	1,000
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.351	$14.355	$12.681	$13.004	$11.556	$9.897	$9.907
Accumulation Unit Value at end of period	$14.370	$14.351	$14.355	$12.681	$13.004	$11.556	$9.897
Number of Accumulation Units outstanding at end of period (in thousands)	267	285	453	475	488	423	180
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.185	$14.217	$12.584	$12.930	$11.514	$9.881	$9.904
Accumulation Unit Value at end of period	$14.175	$14.185	$14.217	$12.584	$12.930	$11.514	$9.881
Number of Accumulation Units outstanding at end of period (in thousands)	132	165	270	283	308	294	200
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.979	$14.046	$12.464	$12.839	$11.461	$9.860	$—
Accumulation Unit Value at end of period	$13.935	$13.979	$14.046	$12.464	$12.839	$11.461	$—
Number of Accumulation Units outstanding at end of period (in thousands)	391	395	358	395	367	191	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.939	$14.012	$12.440	$12.821	$11.450	$9.856	$9.899
Accumulation Unit Value at end of period	$13.887	$13.939	$14.012	$12.440	$12.821	$11.450	$9.856
Number of Accumulation Units outstanding at end of period (in thousands)	41	46	55	65	75	53	45
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.878	$14.994	$13.346	$13.788	$12.345	$10.653	$—
Accumulation Unit Value at end of period	$14.786	$14.878	$14.994	$13.346	$13.788	$12.345	$—
Number of Accumulation Units outstanding at end of period (in thousands)	43	44	41	46	33	27	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.318	$9.548	$7.988	$8.711	$8.220	$6.354	$10.347
Accumulation Unit Value at end of period	$11.814	$12.318	$9.548	$7.988	$8.711	$8.220	$6.354
Number of Accumulation Units outstanding at end of period (in thousands)	1,050	1,559	1,968	2,128	2,141	2,067	1,091
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.104	$9.410	$7.897	$8.637	$8.174	$6.338	$10.342
Accumulation Unit Value at end of period	$11.574	$12.104	$9.410	$7.897	$8.637	$8.174	$6.338
Number of Accumulation Units outstanding at end of period (in thousands)	181	182	204	214	226	231	145
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.963	$9.319	$7.836	$8.589	$8.144	$6.328	$10.339
Accumulation Unit Value at end of period	$11.417	$11.963	$9.319	$7.836	$8.589	$8.144	$6.328
Number of Accumulation Units outstanding at end of period (in thousands)	114	134	182	206	257	253	173
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.790	$9.207	$7.762	$8.528	$8.107	$6.315	$—
Accumulation Unit Value at end of period	$11.224	$11.790	$9.207	$7.762	$8.528	$8.107	$—
Number of Accumulation Units outstanding at end of period (in thousands)	127	112	98	100	106	63	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.756	$9.185	$7.747	$8.516	$8.100	$6.312	$10.333
Accumulation Unit Value at end of period	$11.185	$11.756	$9.185	$7.747	$8.516	$8.100	$6.312
Number of Accumulation Units outstanding at end of period (in thousands)	24	31	30	29	29	29	21
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.553	$15.315	$12.949	$14.270	$13.607	$10.630	$—
Accumulation Unit Value at end of period	$18.557	$19.553	$15.315	$12.949	$14.270	$13.607	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	3	2	2	1	—

43

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
UIF Mid Cap Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.834	$11.662	$10.884	$11.873	$9.089	$5.848	$10.721
Accumulation Unit Value at end of period	$15.925	$15.834	$11.662	$10.884	$11.873	$9.089	$5.848
Number of Accumulation Units outstanding at end of period (in thousands)	153	195	315	344	338	369	207
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.559	$11.494	$10.760	$11.772	$9.039	$5.834	$10.716
Accumulation Unit Value at end of period	$15.602	$15.559	$11.494	$10.760	$11.772	$9.039	$5.834
Number of Accumulation Units outstanding at end of period (in thousands)	44	43	81	81	85	83	36
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.379	$11.383	$10.678	$11.706	$9.006	$5.824	$10.713
Accumulation Unit Value at end of period	$15.391	$15.379	$11.383	$10.678	$11.706	$9.006	$5.824
Number of Accumulation Units outstanding at end of period (in thousands)	28	29	48	55	84	72	67
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.157	$11.247	$10.576	$11.624	$8.965	$5.812	$—
Accumulation Unit Value at end of period	$15.130	$15.157	$11.247	$10.576	$11.624	$8.965	$—
Number of Accumulation Units outstanding at end of period (in thousands)	67	74	65	89	81	69	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.113	$11.220	$10.556	$11.607	$8.957	$5.810	$10.707
Accumulation Unit Value at end of period	$15.079	$15.113	$11.220	$10.556	$11.607	$8.957	$5.810
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	6	5	6	6	6
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.414	$19.659	$18.542	$20.440	$15.813	$10.282	$—
Accumulation Unit Value at end of period	$26.289	$26.414	$19.659	$18.542	$20.440	$15.813	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	3	3	3	—
(a) Inception date October 20, 2014.
Access Shares

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
AllianceBernstein VPS Balanced Wealth Strategy Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.817	$10.337	$9.274	$9.731	$8.973	$7.334	$10.396
Accumulation Unit Value at end of period	$12.444	$11.817	$10.337	$9.274	$9.731	$8.973	$7.334
Number of Accumulation Units outstanding at end of period (in thousands)	31	18	19	21	93	94	70
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.612	$10.189	$9.168	$9.648	$8.924	$7.316	$10.391
Accumulation Unit Value at end of period	$12.192	$11.612	$10.189	$9.168	$9.648	$8.924	$7.316
Number of Accumulation Units outstanding at end of period (in thousands)	139	139	131	131	123	98	3
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.478	$10.091	$9.098	$9.594	$8.892	$7.304	$10.387
Accumulation Unit Value at end of period	$12.026	$11.478	$10.091	$9.098	$9.594	$8.892	$7.304
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.312	$9.970	$9.012	$9.526	$8.851	$7.288	$—
Accumulation Unit Value at end of period	$11.823	$11.312	$9.970	$9.012	$9.526	$8.851	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	8	10	18	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.279	$9.946	$8.994	$9.513	$8.843	$7.285	$10.382
Accumulation Unit Value at end of period	$11.782	$11.279	$9.946	$8.994	$9.513	$8.843	$7.285
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.055	$14.193	$12.867	$13.643	$12.714	$10.501	$—
Accumulation Unit Value at end of period	$16.730	$16.055	$14.193	$12.867	$13.643	$12.714	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

44

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
AllianceBernstein VPS International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.580	$7.701	$6.797	$8.235	$7.439	$5.434	$10.456
Accumulation Unit Value at end of period	$8.316	$8.580	$7.701	$6.797	$8.235	$7.439	$5.434
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	11	10	10	29	23
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$8.431	$7.590	$6.720	$8.166	$7.398	$5.420	$10.451
Accumulation Unit Value at end of period	$8.147	$8.431	$7.590	$6.720	$8.166	$7.398	$5.420
Number of Accumulation Units outstanding at end of period (in thousands)	33	30	26	17	24	31	3
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.333	$7.517	$6.668	$8.119	$7.371	$5.411	$10.448
Accumulation Unit Value at end of period	$8.037	$8.333	$7.517	$6.668	$8.119	$7.371	$5.411
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	6	6
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.213	$7.427	$6.605	$8.062	$7.337	$5.400	$—
Accumulation Unit Value at end of period	$7.901	$8.213	$7.427	$6.605	$8.062	$7.337	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	17	21	21	26	27	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.189	$7.409	$6.592	$8.051	$7.330	$5.398	$10.443
Accumulation Unit Value at end of period	$7.874	$8.189	$7.409	$6.592	$8.051	$7.330	$5.398
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.071	$14.577	$13.002	$15.919	$14.531	$10.727	$—
Accumulation Unit Value at end of period	$15.414	$16.071	$14.577	$13.002	$15.919	$14.531	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
AllianceBernstein VPS International Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$7.445	$6.170	$5.496	$6.939	$6.767	$5.123	$10.780
Accumulation Unit Value at end of period	$6.847	$7.445	$6.170	$5.496	$6.939	$6.767	$5.123
Number of Accumulation Units outstanding at end of period (in thousands)	54	56	104	115	116	136	97
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$7.316	$6.082	$5.433	$6.880	$6.730	$5.110	$10.775
Accumulation Unit Value at end of period	$6.708	$7.316	$6.082	$5.433	$6.880	$6.730	$5.110
Number of Accumulation Units outstanding at end of period (in thousands)	169	151	128	134	118	103	5
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.231	$6.023	$5.392	$6.842	$6.705	$5.102	$10.772
Accumulation Unit Value at end of period	$6.617	$7.231	$6.023	$5.392	$6.842	$6.705	$5.102
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	9	9	9	12	15
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$7.127	$5.951	$5.340	$6.793	$6.675	$5.091	$—
Accumulation Unit Value at end of period	$6.505	$7.127	$5.951	$5.340	$6.793	$6.675	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	23	30	36	33	32	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.106	$5.936	$5.330	$6.784	$6.669	$5.089	$10.766
Accumulation Unit Value at end of period	$6.483	$7.106	$5.936	$5.330	$6.784	$6.669	$5.089
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	4	3	3	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.625	$12.248	$11.025	$14.066	$13.863	$10.605	$—
Accumulation Unit Value at end of period	$13.309	$14.625	$12.248	$11.025	$14.066	$13.863	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

45

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
AllianceBernstein VPS Small/Mid Cap Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.491	$12.187	$10.463	$11.647	$9.358	$6.672	$10.789
Accumulation Unit Value at end of period	$17.663	$16.491	$12.187	$10.463	$11.647	$9.358	$6.672
Number of Accumulation Units outstanding at end of period (in thousands)	9	12	25	26	37	29	19
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.205	$12.011	$10.344	$11.548	$9.307	$6.656	$10.784
Accumulation Unit Value at end of period	$17.305	$16.205	$12.011	$10.344	$11.548	$9.307	$6.656
Number of Accumulation Units outstanding at end of period (in thousands)	35	35	29	32	105	18	50
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.017	$11.896	$10.265	$11.483	$9.273	$6.644	$10.780
Accumulation Unit Value at end of period	$17.071	$16.017	$11.896	$10.265	$11.483	$9.273	$6.644
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	4	1	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.786	$11.753	$10.167	$11.402	$9.231	$6.631	$—
Accumulation Unit Value at end of period	$16.782	$15.786	$11.753	$10.167	$11.402	$9.231	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	7	12	11	13	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.740	$11.725	$10.147	$11.386	$9.222	$6.628	$10.775
Accumulation Unit Value at end of period	$16.725	$15.740	$11.725	$10.147	$11.386	$9.222	$6.628
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	—	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.598	$19.116	$16.586	$18.657	$15.149	$10.915	$—
Accumulation Unit Value at end of period	$27.132	$25.598	$19.116	$16.586	$18.657	$15.149	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
AllianceBernstein VPS Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.012	$8.952	$7.880	$8.330	$7.605	$6.390	$10.559
Accumulation Unit Value at end of period	$13.082	$12.012	$8.952	$7.880	$8.330	$7.605	$6.390
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	2	2	2	8	2
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.804	$8.823	$7.790	$8.260	$7.563	$6.375	$10.554
Accumulation Unit Value at end of period	$12.817	$11.804	$8.823	$7.790	$8.260	$7.563	$6.375
Number of Accumulation Units outstanding at end of period (in thousands)	13	26	9	9	3	4	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.667	$8.738	$7.731	$8.213	$7.535	$6.364	$10.551
Accumulation Unit Value at end of period	$12.643	$11.667	$8.738	$7.731	$8.213	$7.535	$6.364
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.499	$8.633	$7.657	$8.155	$7.501	$6.351	$—
Accumulation Unit Value at end of period	$12.429	$11.499	$8.633	$7.657	$8.155	$7.501	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.465	$8.612	$7.642	$8.144	$7.494	$6.348	$10.546
Accumulation Unit Value at end of period	$12.387	$11.465	$8.612	$7.642	$8.144	$7.494	$6.348
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.574	$13.987	$12.443	$13.292	$12.263	$10.414	$—
Accumulation Unit Value at end of period	$20.017	$18.574	$13.987	$12.443	$13.292	$12.263	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

46

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Fidelity VIP Contrafund Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.624	$10.582	$9.268	$9.697	$8.435	$6.333	$10.607
Accumulation Unit Value at end of period	$14.956	$13.624	$10.582	$9.268	$9.697	$8.435	$6.333
Number of Accumulation Units outstanding at end of period (in thousands)	71	78	164	183	224	266	254
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.388	$10.430	$9.162	$9.615	$8.389	$6.318	$10.602
Accumulation Unit Value at end of period	$14.652	$13.388	$10.430	$9.162	$9.615	$8.389	$6.318
Number of Accumulation Units outstanding at end of period (in thousands)	306	251	183	164	217	184	25
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.233	$10.329	$9.092	$9.560	$8.358	$6.307	$10.598
Accumulation Unit Value at end of period	$14.453	$13.233	$10.329	$9.092	$9.560	$8.358	$6.307
Number of Accumulation Units outstanding at end of period (in thousands)	8	12	16	18	49	56	41
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.041	$10.205	$9.005	$9.493	$8.320	$6.294	$—
Accumulation Unit Value at end of period	$14.208	$13.041	$10.205	$9.005	$9.493	$8.320	$—
Number of Accumulation Units outstanding at end of period (in thousands)	55	79	99	131	138	150	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.003	$10.181	$8.988	$9.479	$8.312	$6.291	$10.593
Accumulation Unit Value at end of period	$14.160	$13.003	$10.181	$8.988	$9.479	$8.312	$6.291
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	3	3	4
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.842	$16.359	$14.478	$15.309	$13.457	$10.211	$—
Accumulation Unit Value at end of period	$22.640	$20.842	$16.359	$14.478	$15.309	$13.457	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	3	4	6	6	6	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Fidelity VIP Dynamic Capital Appreciation Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.429	$11.351	$9.445	$9.880	$8.517	$6.380	$10.292
Accumulation Unit Value at end of period	$16.786	$15.429	$11.351	$9.445	$9.880	$8.517	$6.380
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	—	1	1	1
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.161	$11.188	$9.336	$9.796	$8.471	$6.364	$10.286
Accumulation Unit Value at end of period	$16.445	$15.161	$11.188	$9.336	$9.796	$8.471	$6.364
Number of Accumulation Units outstanding at end of period (in thousands)	37	27	17	13	19	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.985	$11.080	$9.265	$9.741	$8.440	$6.353	$10.283
Accumulation Unit Value at end of period	$16.222	$14.985	$11.080	$9.265	$9.741	$8.440	$6.353
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.768	$10.947	$9.177	$9.672	$8.401	$6.340	$—
Accumulation Unit Value at end of period	$15.947	$14.768	$10.947	$9.177	$9.672	$8.401	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	8	1	1	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.725	$10.920	$9.159	$9.658	$8.393	$6.337	$10.278
Accumulation Unit Value at end of period	$15.892	$14.725	$10.920	$9.159	$9.658	$8.393	$6.337
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.207	$17.997	$15.132	$15.997	$13.936	$10.549	$—
Accumulation Unit Value at end of period	$26.061	$24.207	$17.997	$15.132	$15.997	$13.936	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

47

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Fidelity VIP Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.223	$9.889	$8.792	$8.946	$7.346	$5.839	$10.328
Accumulation Unit Value at end of period	$14.432	$13.223	$9.889	$8.792	$8.946	$7.346	$5.839
Number of Accumulation Units outstanding at end of period (in thousands)	5	9	38	43	32	64	54
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.993	$9.747	$8.692	$8.870	$7.306	$5.825	$10.322
Accumulation Unit Value at end of period	$14.139	$12.993	$9.747	$8.692	$8.870	$7.306	$5.825
Number of Accumulation Units outstanding at end of period (in thousands)	65	35	40	50	32	33	22
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.842	$9.653	$8.625	$8.820	$7.279	$5.815	$10.319
Accumulation Unit Value at end of period	$13.947	$12.842	$9.653	$8.625	$8.820	$7.279	$5.815
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	7	11	13	10	9
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.656	$9.537	$8.543	$8.758	$7.246	$5.803	$—
Accumulation Unit Value at end of period	$13.710	$12.656	$9.537	$8.543	$8.758	$7.246	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	6	7	8	7	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.620	$9.514	$8.526	$8.745	$7.239	$5.800	$10.314
Accumulation Unit Value at end of period	$13.663	$12.620	$9.514	$8.526	$8.745	$7.239	$5.800
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.639	$16.354	$14.694	$15.109	$12.538	$10.071	$—
Accumulation Unit Value at end of period	$23.370	$21.639	$16.354	$14.694	$15.109	$12.538	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Fidelity VIP Mid Cap Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.692	$10.998	$9.765	$11.142	$8.814	$6.415	$10.250
Accumulation Unit Value at end of period	$15.315	$14.692	$10.998	$9.765	$11.142	$8.814	$6.415
Number of Accumulation Units outstanding at end of period (in thousands)	70	78	144	144	152	205	130
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.437	$10.840	$9.653	$11.047	$8.766	$6.399	$10.245
Accumulation Unit Value at end of period	$15.004	$14.437	$10.840	$9.653	$11.047	$8.766	$6.399
Number of Accumulation Units outstanding at end of period (in thousands)	217	211	187	218	267	244	15
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.269	$10.735	$9.579	$10.985	$8.733	$6.388	$10.241
Accumulation Unit Value at end of period	$14.800	$14.269	$10.735	$9.579	$10.985	$8.733	$6.388
Number of Accumulation Units outstanding at end of period (in thousands)	3	6	11	14	28	40	59
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.062	$10.606	$9.488	$10.907	$8.693	$6.375	$—
Accumulation Unit Value at end of period	$14.550	$14.062	$10.606	$9.488	$10.907	$8.693	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	39	49	70	81	84	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.021	$10.581	$9.470	$10.892	$8.685	$6.372	$10.236
Accumulation Unit Value at end of period	$14.500	$14.021	$10.581	$9.470	$10.892	$8.685	$6.372
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	4	4	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.802	$17.250	$15.477	$17.846	$14.267	$10.493	$—
Accumulation Unit Value at end of period	$23.522	$22.802	$17.250	$15.477	$17.846	$14.267	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	2	2	—

48

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Fidelity VIP Value Strategies Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.625	$11.427	$9.147	$10.228	$8.235	$5.330	$10.456
Accumulation Unit Value at end of period	$15.315	$14.625	$11.427	$9.147	$10.228	$8.235	$5.330
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	6	3	6	12	2
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.371	$11.262	$9.042	$10.142	$8.189	$5.316	$10.451
Accumulation Unit Value at end of period	$15.004	$14.371	$11.262	$9.042	$10.142	$8.189	$5.316
Number of Accumulation Units outstanding at end of period (in thousands)	47	60	55	60	76	106	55
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.204	$11.153	$8.973	$10.084	$8.159	$5.307	$10.447
Accumulation Unit Value at end of period	$14.800	$14.204	$11.153	$8.973	$10.084	$8.159	$5.307
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	11	1
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.998	$11.019	$8.887	$10.013	$8.122	$5.296	$—
Accumulation Unit Value at end of period	$14.549	$13.998	$11.019	$8.887	$10.013	$8.122	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	7	4	6	9	10	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.958	$10.993	$8.870	$9.999	$8.114	$5.294	$10.442
Accumulation Unit Value at end of period	$14.500	$13.958	$10.993	$8.870	$9.999	$8.114	$5.294
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.959	$22.075	$17.857	$20.179	$16.417	$10.738	$—
Accumulation Unit Value at end of period	$28.972	$27.959	$22.075	$17.857	$20.179	$16.417	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.584	$10.806	$10.061	$10.762	$9.430	$7.229	$10.887
Accumulation Unit Value at end of period	$15.196	$14.584	$10.806	$10.061	$10.762	$9.430	$7.229
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	5	6	4	5	5
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.331	$10.650	$9.946	$10.671	$9.378	$7.210	$10.881
Accumulation Unit Value at end of period	$14.887	$14.331	$10.650	$9.946	$10.671	$9.378	$7.210
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	8	8	10	5	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.165	$10.548	$9.870	$10.611	$9.344	$7.198	$10.877
Accumulation Unit Value at end of period	$14.685	$14.165	$10.548	$9.870	$10.611	$9.344	$7.198
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.960	$10.421	$9.776	$10.536	$9.301	$7.183	$—
Accumulation Unit Value at end of period	$14.436	$13.960	$10.421	$9.776	$10.536	$9.301	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	2	2	6	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.919	$10.396	$9.757	$10.521	$9.292	$7.180	$10.872
Accumulation Unit Value at end of period	$14.387	$13.919	$10.396	$9.757	$10.521	$9.292	$7.180
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.211	$14.384	$13.534	$14.630	$12.954	$10.035	$—
Accumulation Unit Value at end of period	$19.807	$19.211	$14.384	$13.534	$14.630	$12.954	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	—	—

49

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.273	$11.857	$10.715	$10.655	$9.630	$7.235	$10.502
Accumulation Unit Value at end of period	$13.639	$13.273	$11.857	$10.715	$10.655	$9.630	$7.235
Number of Accumulation Units outstanding at end of period (in thousands)	316	334	530	568	571	803	455
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.042	$11.687	$10.592	$10.565	$9.577	$7.217	$10.497
Accumulation Unit Value at end of period	$13.362	$13.042	$11.687	$10.592	$10.565	$9.577	$7.217
Number of Accumulation Units outstanding at end of period (in thousands)	534	491	316	327	337	248	35
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.891	$11.574	$10.511	$10.505	$9.542	$7.205	$10.493
Accumulation Unit Value at end of period	$13.181	$12.891	$11.574	$10.511	$10.505	$9.542	$7.205
Number of Accumulation Units outstanding at end of period (in thousands)	10	15	28	43	49	61	55
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.704	$11.435	$10.411	$10.431	$9.498	$7.190	$—
Accumulation Unit Value at end of period	$12.957	$12.704	$11.435	$10.411	$10.431	$9.498	$—
Number of Accumulation Units outstanding at end of period (in thousands)	57	61	95	123	135	158	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.667	$11.407	$10.391	$10.416	$9.489	$7.187	$10.488
Accumulation Unit Value at end of period	$12.913	$12.667	$11.407	$10.391	$10.416	$9.489	$7.187
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.602	$16.793	$15.335	$15.411	$14.075	$10.687	$—
Accumulation Unit Value at end of period	$18.915	$18.602	$16.793	$15.335	$15.411	$14.075	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	5	5	5	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.369	$10.663	$9.576	$10.049	$9.136	$7.543	$10.224
Accumulation Unit Value at end of period	$13.880	$13.369	$10.663	$9.576	$10.049	$9.136	$7.543
Number of Accumulation Units outstanding at end of period (in thousands)	76	80	139	186	202	239	139
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.137	$10.510	$9.466	$9.964	$9.086	$7.525	$10.219
Accumulation Unit Value at end of period	$13.598	$13.137	$10.510	$9.466	$9.964	$9.086	$7.525
Number of Accumulation Units outstanding at end of period (in thousands)	190	170	106	106	113	72	9
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.985	$10.409	$9.394	$9.908	$9.053	$7.512	$10.215
Accumulation Unit Value at end of period	$13.413	$12.985	$10.409	$9.394	$9.908	$9.053	$7.512
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	5	8	23	22	17
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.797	$10.283	$9.304	$9.838	$9.011	$7.496	$—
Accumulation Unit Value at end of period	$13.186	$12.797	$10.283	$9.304	$9.838	$9.011	$—
Number of Accumulation Units outstanding at end of period (in thousands)	25	25	27	55	50	50	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.759	$10.259	$9.286	$9.824	$9.003	$7.493	$10.210
Accumulation Unit Value at end of period	$13.141	$12.759	$10.259	$9.286	$9.824	$9.003	$7.493
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	1	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.059	$13.750	$12.478	$13.233	$12.158	$10.144	$—
Accumulation Unit Value at end of period	$17.525	$17.059	$13.750	$12.478	$13.233	$12.158	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	7	7	7	—

50

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.432	$9.875	$8.795	$9.048	$8.286	$6.692	$10.230
Accumulation Unit Value at end of period	$13.083	$12.432	$9.875	$8.795	$9.048	$8.286	$6.692
Number of Accumulation Units outstanding at end of period (in thousands)	194	226	304	346	361	497	252
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.216	$9.733	$8.695	$8.971	$8.241	$6.675	$10.224
Accumulation Unit Value at end of period	$12.818	$12.216	$9.733	$8.695	$8.971	$8.241	$6.675
Number of Accumulation Units outstanding at end of period (in thousands)	352	345	289	317	334	239	19
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.074	$9.639	$8.628	$8.920	$8.210	$6.664	$10.221
Accumulation Unit Value at end of period	$12.643	$12.074	$9.639	$8.628	$8.920	$8.210	$6.664
Number of Accumulation Units outstanding at end of period (in thousands)	6	9	19	21	24	26	30
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.899	$9.523	$8.546	$8.857	$8.173	$6.650	$—
Accumulation Unit Value at end of period	$12.429	$11.899	$9.523	$8.546	$8.857	$8.173	$—
Number of Accumulation Units outstanding at end of period (in thousands)	63	71	86	90	92	90	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.865	$9.500	$8.529	$8.844	$8.165	$6.648	$10.216
Accumulation Unit Value at end of period	$12.387	$11.865	$9.500	$8.529	$8.844	$8.165	$6.648
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	3	3	3	3	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.177	$14.590	$13.133	$13.652	$12.635	$10.312	$—
Accumulation Unit Value at end of period	$18.929	$18.177	$14.590	$13.133	$13.652	$12.635	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	6	6	5	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.420	$12.269	$10.552	$11.165	$8.862	$6.986	$10.773
Accumulation Unit Value at end of period	$16.220	$16.420	$12.269	$10.552	$11.165	$8.862	$6.986
Number of Accumulation Units outstanding at end of period (in thousands)	27	29	44	47	54	65	47
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.135	$12.092	$10.431	$11.071	$8.814	$6.968	$10.767
Accumulation Unit Value at end of period	$15.891	$16.135	$12.092	$10.431	$11.071	$8.814	$6.968
Number of Accumulation Units outstanding at end of period (in thousands)	78	75	73	105	156	75	97
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.947	$11.976	$10.351	$11.008	$8.781	$6.956	$10.764
Accumulation Unit Value at end of period	$15.675	$15.947	$11.976	$10.351	$11.008	$8.781	$6.956
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	3	5	17	17	16
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.716	$11.832	$10.252	$10.930	$8.741	$6.942	$—
Accumulation Unit Value at end of period	$15.409	$15.716	$11.832	$10.252	$10.930	$8.741	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	12	9	12	13	16	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.671	$11.803	$10.233	$10.915	$8.733	$6.939	$10.758
Accumulation Unit Value at end of period	$15.357	$15.671	$11.803	$10.233	$10.915	$8.733	$6.939
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.683	$17.883	$15.542	$16.619	$13.331	$10.619	$—
Accumulation Unit Value at end of period	$23.150	$23.683	$17.883	$15.542	$16.619	$13.331	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

51

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.701	$11.573	$10.625	$11.372	$9.072	$6.434	$10.702
Accumulation Unit Value at end of period	$16.577	$15.701	$11.573	$10.625	$11.372	$9.072	$6.434
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	30	22	30	24	17
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.428	$11.406	$10.504	$11.275	$9.022	$6.417	$10.697
Accumulation Unit Value at end of period	$16.240	$15.428	$11.406	$10.504	$11.275	$9.022	$6.417
Number of Accumulation Units outstanding at end of period (in thousands)	31	30	21	22	50	55	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.249	$11.296	$10.423	$11.211	$8.989	$6.407	$10.693
Accumulation Unit Value at end of period	$16.020	$15.249	$11.296	$10.423	$11.211	$8.989	$6.407
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	2	2	3	10	9
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.028	$11.160	$10.324	$11.132	$8.948	$6.393	$—
Accumulation Unit Value at end of period	$15.748	$15.028	$11.160	$10.324	$11.132	$8.948	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	10	8	9	6	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.984	$11.134	$10.304	$11.116	$8.940	$6.391	$10.688
Accumulation Unit Value at end of period	$15.694	$14.984	$11.134	$10.304	$11.116	$8.940	$6.391
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.269	$17.333	$16.081	$17.393	$14.022	$10.049	$—
Accumulation Unit Value at end of period	$24.311	$23.269	$17.333	$16.081	$17.393	$14.022	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.256	$13.069	$11.799	$11.713	$10.745	$8.707	$10.181
Accumulation Unit Value at end of period	$13.261	$13.256	$13.069	$11.799	$11.713	$10.745	$8.707
Number of Accumulation Units outstanding at end of period (in thousands)	215	230	406	439	471	571	367
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.026	$12.881	$11.664	$11.613	$10.686	$8.685	$10.176
Accumulation Unit Value at end of period	$12.992	$13.026	$12.881	$11.664	$11.613	$10.686	$8.685
Number of Accumulation Units outstanding at end of period (in thousands)	402	371	272	290	315	246	5
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.875	$12.757	$11.575	$11.548	$10.646	$8.670	$10.172
Accumulation Unit Value at end of period	$12.815	$12.875	$12.757	$11.575	$11.548	$10.646	$8.670
Number of Accumulation Units outstanding at end of period (in thousands)	9	12	26	35	36	36	44
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.688	$12.604	$11.464	$11.466	$10.598	$8.652	$—
Accumulation Unit Value at end of period	$12.598	$12.688	$12.604	$11.464	$11.466	$10.598	$—
Number of Accumulation Units outstanding at end of period (in thousands)	108	128	122	116	129	110	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.651	$12.573	$11.442	$11.450	$10.588	$8.649	$10.167
Accumulation Unit Value at end of period	$12.555	$12.651	$12.573	$11.442	$11.450	$10.588	$8.649
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	3	3	3	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.156	$15.100	$13.776	$13.820	$12.811	$10.491	$—
Accumulation Unit Value at end of period	$15.003	$15.156	$15.100	$13.776	$13.820	$12.811	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	2	3	3	—

52

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.352	$11.207	$10.175	$10.161	$9.217	$7.195	$10.412
Accumulation Unit Value at end of period	$14.412	$13.352	$11.207	$10.175	$10.161	$9.217	$7.195
Number of Accumulation Units outstanding at end of period (in thousands)	70	69	75	116	138	152	82
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.121	$11.045	$10.059	$10.075	$9.166	$7.177	$10.407
Accumulation Unit Value at end of period	$14.120	$13.121	$11.045	$10.059	$10.075	$9.166	$7.177
Number of Accumulation Units outstanding at end of period (in thousands)	57	95	32	34	42	19	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.968	$10.939	$9.982	$10.018	$9.133	$7.165	$10.403
Accumulation Unit Value at end of period	$13.928	$12.968	$10.939	$9.982	$10.018	$9.133	$7.165
Number of Accumulation Units outstanding at end of period (in thousands)	2	—	—	4	4	8	7
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.780	$10.807	$9.887	$9.947	$9.091	$7.150	$—
Accumulation Unit Value at end of period	$13.692	$12.780	$10.807	$9.887	$9.947	$9.091	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	10	19	22	8	10	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.743	$10.781	$9.868	$9.933	$9.082	$7.147	$10.398
Accumulation Unit Value at end of period	$13.645	$12.743	$10.781	$9.868	$9.933	$9.082	$7.147
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.232	$15.464	$14.189	$14.319	$13.125	$10.355	$—
Accumulation Unit Value at end of period	$19.474	$18.232	$15.464	$14.189	$14.319	$13.125	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.229	$9.675	$8.316	$9.547	$8.335	$5.820	$10.579
Accumulation Unit Value at end of period	$13.956	$13.229	$9.675	$8.316	$9.547	$8.335	$5.820
Number of Accumulation Units outstanding at end of period (in thousands)	443	493	884	1,055	1,217	1,398	1,025
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.999	$9.535	$8.220	$9.466	$8.289	$5.806	$10.574
Accumulation Unit Value at end of period	$13.673	$12.999	$9.535	$8.220	$9.466	$8.289	$5.806
Number of Accumulation Units outstanding at end of period (in thousands)	1,896	1,837	1,850	2,009	2,114	1,702	169
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.848	$9.443	$8.157	$9.413	$8.259	$5.796	$10.570
Accumulation Unit Value at end of period	$13.487	$12.848	$9.443	$8.157	$9.413	$8.259	$5.796
Number of Accumulation Units outstanding at end of period (in thousands)	66	108	130	136	100	138	158
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.662	$9.330	$8.079	$9.346	$8.221	$5.784	$—
Accumulation Unit Value at end of period	$13.258	$12.662	$9.330	$8.079	$9.346	$8.221	$—
Number of Accumulation Units outstanding at end of period (in thousands)	249	303	394	500	558	562	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.625	$9.307	$8.064	$9.333	$8.214	$5.781	$10.565
Accumulation Unit Value at end of period	$13.213	$12.625	$9.307	$8.064	$9.333	$8.214	$5.781
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	6	6	7	8	9
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.511	$16.637	$14.450	$16.766	$14.792	$10.438	$—
Accumulation Unit Value at end of period	$23.500	$22.511	$16.637	$14.450	$16.766	$14.792	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	4	4	10	11	9	—

53

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.488	$10.850	$9.383	$9.435	$8.415	$6.812	$10.248
Accumulation Unit Value at end of period	$16.549	$14.488	$10.850	$9.383	$9.435	$8.415	$6.812
Number of Accumulation Units outstanding at end of period (in thousands)	136	160	216	249	264	288	192
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.237	$10.694	$9.276	$9.355	$8.369	$6.795	$10.243
Accumulation Unit Value at end of period	$16.213	$14.237	$10.694	$9.276	$9.355	$8.369	$6.795
Number of Accumulation Units outstanding at end of period (in thousands)	239	245	219	241	266	203	6
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.072	$10.591	$9.205	$9.302	$8.338	$6.783	$10.239
Accumulation Unit Value at end of period	$15.993	$14.072	$10.591	$9.205	$9.302	$8.338	$6.783
Number of Accumulation Units outstanding at end of period (in thousands)	7	13	16	17	19	18	21
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.868	$10.464	$9.117	$9.236	$8.300	$6.769	$—
Accumulation Unit Value at end of period	$15.722	$13.868	$10.464	$9.117	$9.236	$8.300	$—
Number of Accumulation Units outstanding at end of period (in thousands)	32	45	53	60	68	65	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.827	$10.438	$9.099	$9.223	$8.292	$6.766	$10.234
Accumulation Unit Value at end of period	$15.668	$13.827	$10.438	$9.099	$9.223	$8.292	$6.766
Number of Accumulation Units outstanding at end of period (in thousands)	2	4	3	4	4	4	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.031	$15.916	$13.909	$14.134	$12.739	$10.421	$—
Accumulation Unit Value at end of period	$23.772	$21.031	$15.916	$13.909	$14.134	$12.739	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	1	1	1	1	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.041	$10.826	$9.693	$9.732	$8.744	$7.133	$10.482
Accumulation Unit Value at end of period	$15.593	$14.041	$10.826	$9.693	$9.732	$8.744	$7.133
Number of Accumulation Units outstanding at end of period (in thousands)	320	366	481	593	636	614	505
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.797	$10.670	$9.582	$9.649	$8.695	$7.115	$10.477
Accumulation Unit Value at end of period	$15.277	$13.797	$10.670	$9.582	$9.649	$8.695	$7.115
Number of Accumulation Units outstanding at end of period (in thousands)	1,289	1,227	1,133	1,200	1,309	868	64
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.637	$10.567	$9.509	$9.594	$8.664	$7.103	$10.473
Accumulation Unit Value at end of period	$15.069	$13.637	$10.567	$9.509	$9.594	$8.664	$7.103
Number of Accumulation Units outstanding at end of period (in thousands)	40	11	14	23	48	62	59
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.439	$10.440	$9.418	$9.527	$8.624	$7.089	$—
Accumulation Unit Value at end of period	$14.814	$13.439	$10.440	$9.418	$9.527	$8.624	$—
Number of Accumulation Units outstanding at end of period (in thousands)	46	58	120	138	145	135	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.400	$10.415	$9.400	$9.513	$8.616	$7.086	$10.468
Accumulation Unit Value at end of period	$14.763	$13.400	$10.415	$9.400	$9.513	$8.616	$7.086
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	4	1	1	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.307	$15.043	$13.612	$13.810	$12.538	$10.337	$—
Accumulation Unit Value at end of period	$21.217	$19.307	$15.043	$13.612	$13.810	$12.538	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	1	2	2	2	1	—

54

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.070	$8.261	$6.809	$8.043	$7.160	$5.369	$10.507
Accumulation Unit Value at end of period	$11.622	$11.070	$8.261	$6.809	$8.043	$7.160	$5.369
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	12	8	7
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.877	$8.142	$6.731	$7.974	$7.121	$5.356	$10.502
Accumulation Unit Value at end of period	$11.386	$10.877	$8.142	$6.731	$7.974	$7.121	$5.356
Number of Accumulation Units outstanding at end of period (in thousands)	12	8	5	5	5	5	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.751	$8.063	$6.679	$7.929	$7.094	$5.347	$10.498
Accumulation Unit Value at end of period	$11.231	$10.751	$8.063	$6.679	$7.929	$7.094	$5.347
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	1	1
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.595	$7.966	$6.615	$7.873	$7.062	$5.335	$—
Accumulation Unit Value at end of period	$11.041	$10.595	$7.966	$6.615	$7.873	$7.062	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	3	4	4	4	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.564	$7.947	$6.603	$7.862	$7.055	$5.333	$10.493
Accumulation Unit Value at end of period	$11.003	$10.564	$7.947	$6.603	$7.862	$7.055	$5.333
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.606	$15.540	$12.943	$15.450	$13.900	$10.533	$—
Accumulation Unit Value at end of period	$21.408	$20.606	$15.540	$12.943	$15.450	$13.900	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.248	$9.927	$7.959	$8.884	$7.686	$6.032	$10.178
Accumulation Unit Value at end of period	$14.867	$13.248	$9.927	$7.959	$8.884	$7.686	$6.032
Number of Accumulation Units outstanding at end of period (in thousands)	174	186	316	345	379	379	236
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.018	$9.784	$7.868	$8.809	$7.644	$6.017	$10.173
Accumulation Unit Value at end of period	$14.565	$13.018	$9.784	$7.868	$8.809	$7.644	$6.017
Number of Accumulation Units outstanding at end of period (in thousands)	328	318	278	327	355	279	14
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.867	$9.689	$7.808	$8.759	$7.616	$6.007	$10.169
Accumulation Unit Value at end of period	$14.367	$12.867	$9.689	$7.808	$8.759	$7.616	$6.007
Number of Accumulation Units outstanding at end of period (in thousands)	13	18	27	30	35	40	51
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.680	$9.573	$7.733	$8.697	$7.581	$5.994	$—
Accumulation Unit Value at end of period	$14.124	$12.680	$9.573	$7.733	$8.697	$7.581	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	52	60	86	99	102	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.643	$9.550	$7.718	$8.684	$7.574	$5.992	$10.164
Accumulation Unit Value at end of period	$14.075	$12.643	$9.550	$7.718	$8.684	$7.574	$5.992
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	4	5	4	5	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.965	$16.632	$13.476	$15.201	$13.290	$10.540	$—
Accumulation Unit Value at end of period	$24.391	$21.965	$16.632	$13.476	$15.201	$13.290	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	—

55

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.587	$14.896	$13.254	$12.877	$11.276	$7.623	$10.351
Accumulation Unit Value at end of period	$15.719	$15.587	$14.896	$13.254	$12.877	$11.276	$7.623
Number of Accumulation Units outstanding at end of period (in thousands)	70	106	141	125	302	291	38
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.316	$14.681	$13.103	$12.768	$11.215	$7.604	$10.346
Accumulation Unit Value at end of period	$15.400	$15.316	$14.681	$13.103	$12.768	$11.215	$7.604
Number of Accumulation Units outstanding at end of period (in thousands)	157	156	139	143	138	98	1
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.138	$14.540	$13.003	$12.696	$11.173	$7.591	$10.342
Accumulation Unit Value at end of period	$15.191	$15.138	$14.540	$13.003	$12.696	$11.173	$7.591
Number of Accumulation Units outstanding at end of period (in thousands)	2	4	5	5	16	9	3
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.919	$14.365	$12.878	$12.606	$11.122	$7.575	$—
Accumulation Unit Value at end of period	$14.933	$14.919	$14.365	$12.878	$12.606	$11.122	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	29	42	52	50	41	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.876	$14.331	$12.854	$12.588	$11.112	$7.572	$10.337
Accumulation Unit Value at end of period	$14.882	$14.876	$14.331	$12.854	$12.588	$11.112	$7.572
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	—	2	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.142	$19.453	$17.492	$17.173	$15.197	$10.382	$—
Accumulation Unit Value at end of period	$20.101	$20.142	$19.453	$17.492	$17.173	$15.197	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	1	2	1	1	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.985	$9.192	$7.779	$9.197	$8.171	$6.227	$10.407
Accumulation Unit Value at end of period	$10.381	$10.985	$9.192	$7.779	$9.197	$8.171	$6.227
Number of Accumulation Units outstanding at end of period (in thousands)	69	74	72	81	87	66	55
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.794	$9.059	$7.689	$9.119	$8.126	$6.212	$10.402
Accumulation Unit Value at end of period	$10.170	$10.794	$9.059	$7.689	$9.119	$8.126	$6.212
Number of Accumulation Units outstanding at end of period (in thousands)	99	99	89	94	96	73	13
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.669	$8.972	$7.631	$9.067	$8.096	$6.201	$10.398
Accumulation Unit Value at end of period	$10.032	$10.669	$8.972	$7.631	$9.067	$8.096	$6.201
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	6	8	10	9	19
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.514	$8.864	$7.558	$9.003	$8.059	$6.188	$—
Accumulation Unit Value at end of period	$9.862	$10.514	$8.864	$7.558	$9.003	$8.059	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	25	21	27	31	38	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.483	$8.843	$7.543	$8.991	$8.052	$6.186	$10.393
Accumulation Unit Value at end of period	$9.828	$10.483	$8.843	$7.543	$8.991	$8.052	$6.186
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	1	1	3	2	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.897	$15.134	$12.942	$15.464	$13.883	$10.693	$—
Accumulation Unit Value at end of period	$16.736	$17.897	$15.134	$12.942	$15.464	$13.883	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	1	—	—

56

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.790	$11.124	$9.785	$10.299	$8.439	$6.639	$10.460
Accumulation Unit Value at end of period	$16.622	$15.790	$11.124	$9.785	$10.299	$8.439	$6.639
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	16	13	18	30	19
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.516	$10.964	$9.673	$10.211	$8.392	$6.622	$10.455
Accumulation Unit Value at end of period	$16.285	$15.516	$10.964	$9.673	$10.211	$8.392	$6.622
Number of Accumulation Units outstanding at end of period (in thousands)	36	33	20	23	26	25	3
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.336	$10.858	$9.599	$10.154	$8.361	$6.611	$10.451
Accumulation Unit Value at end of period	$16.063	$15.336	$10.858	$9.599	$10.154	$8.361	$6.611
Number of Accumulation Units outstanding at end of period (in thousands)	—	4	4	7	1	2	16
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.114	$10.728	$9.507	$10.082	$8.323	$6.597	$—
Accumulation Unit Value at end of period	$15.791	$15.114	$10.728	$9.507	$10.082	$8.323	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	7	10	10	16	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.070	$10.702	$9.489	$10.067	$8.315	$6.595	$10.446
Accumulation Unit Value at end of period	$15.737	$15.070	$10.702	$9.489	$10.067	$8.315	$6.595
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.589	$16.793	$14.927	$15.877	$13.147	$10.452	$—
Accumulation Unit Value at end of period	$24.572	$23.589	$16.793	$14.927	$15.877	$13.147	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	1	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Small/Mid Cap Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.426	$11.410	$10.016	$10.305	$8.330	$5.730	$10.243
Accumulation Unit Value at end of period	$15.958	$15.426	$11.410	$10.016	$10.305	$8.330	$5.730
Number of Accumulation Units outstanding at end of period (in thousands)	4	7	26	17	29	39	16
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.158	$11.246	$9.901	$10.218	$8.284	$5.715	$10.238
Accumulation Unit Value at end of period	$15.634	$15.158	$11.246	$9.901	$10.218	$8.284	$5.715
Number of Accumulation Units outstanding at end of period (in thousands)	36	40	34	30	29	53	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.982	$11.138	$9.826	$10.160	$8.254	$5.706	$10.235
Accumulation Unit Value at end of period	$15.422	$14.982	$11.138	$9.826	$10.160	$8.254	$5.706
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	3	3	8	4
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.765	$11.004	$9.732	$10.088	$8.216	$5.694	$—
Accumulation Unit Value at end of period	$15.160	$14.765	$11.004	$9.732	$10.088	$8.216	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	2	3	2	8	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.722	$10.977	$9.713	$10.074	$8.208	$5.691	$10.229
Accumulation Unit Value at end of period	$15.109	$14.722	$10.977	$9.713	$10.074	$8.208	$5.691
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.329	$19.680	$17.458	$18.151	$14.827	$10.306	$—
Accumulation Unit Value at end of period	$26.952	$26.329	$19.680	$17.458	$18.151	$14.827	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	—	—	—	—	—

57

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford SmallCap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.181	$14.169	$12.276	$12.312	$9.170	$6.889	$10.630
Accumulation Unit Value at end of period	$20.999	$20.181	$14.169	$12.276	$12.312	$9.170	$6.889
Number of Accumulation Units outstanding at end of period (in thousands)	3	6	16	20	13	9	5
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.831	$13.965	$12.136	$12.208	$9.120	$6.872	$10.625
Accumulation Unit Value at end of period	$20.572	$19.831	$13.965	$12.136	$12.208	$9.120	$6.872
Number of Accumulation Units outstanding at end of period (in thousands)	44	37	38	30	24	19	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.601	$13.831	$12.043	$12.139	$9.086	$6.861	$10.621
Accumulation Unit Value at end of period	$20.293	$19.601	$13.831	$12.043	$12.139	$9.086	$6.861
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	—	2	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.317	$13.664	$11.928	$12.053	$9.045	$6.846	$—
Accumulation Unit Value at end of period	$19.949	$19.317	$13.664	$11.928	$12.053	$9.045	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	5	2	16	10	3	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.261	$13.631	$11.905	$12.036	$9.036	$6.843	$10.616
Accumulation Unit Value at end of period	$19.881	$19.261	$13.631	$11.905	$12.036	$9.036	$6.843
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.580	$20.987	$18.375	$18.623	$14.017	$10.642	$—
Accumulation Unit Value at end of period	$30.457	$29.580	$20.987	$18.375	$18.623	$14.017	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.933	$10.716	$9.529	$9.800	$8.683	$6.240	$10.632
Accumulation Unit Value at end of period	$15.247	$13.933	$10.716	$9.529	$9.800	$8.683	$6.240
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	35	14	16	15	19
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.691	$10.562	$9.420	$9.717	$8.635	$6.224	$10.627
Accumulation Unit Value at end of period	$14.937	$13.691	$10.562	$9.420	$9.717	$8.635	$6.224
Number of Accumulation Units outstanding at end of period (in thousands)	8	12	9	12	12	9	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.532	$10.460	$9.348	$9.662	$8.603	$6.214	$10.623
Accumulation Unit Value at end of period	$14.734	$13.532	$10.460	$9.348	$9.662	$8.603	$6.214
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.336	$10.334	$9.259	$9.593	$8.564	$6.201	$—
Accumulation Unit Value at end of period	$14.485	$13.336	$10.334	$9.259	$9.593	$8.564	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	5	2	2	3	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.297	$10.309	$9.241	$9.580	$8.556	$6.198	$10.618
Accumulation Unit Value at end of period	$14.435	$13.297	$10.309	$9.241	$9.580	$8.556	$6.198
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.882	$17.007	$15.283	$15.883	$14.221	$10.328	$—
Accumulation Unit Value at end of period	$23.695	$21.882	$17.007	$15.283	$15.883	$14.221	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

58

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.595	$11.957	$11.310	$10.752	$10.172	$8.996	$9.941
Accumulation Unit Value at end of period	$12.071	$11.595	$11.957	$11.310	$10.752	$10.172	$8.996
Number of Accumulation Units outstanding at end of period (in thousands)	843	898	866	918	1,034	1,048	700
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.394	$11.785	$11.180	$10.661	$10.116	$8.973	$9.935
Accumulation Unit Value at end of period	$11.826	$11.394	$11.785	$11.180	$10.661	$10.116	$8.973
Number of Accumulation Units outstanding at end of period (in thousands)	1,884	1,795	1,619	1,598	1,687	1,083	56
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.262	$11.672	$11.095	$10.600	$10.079	$8.958	$9.932
Accumulation Unit Value at end of period	$11.665	$11.262	$11.672	$11.095	$10.600	$10.079	$8.958
Number of Accumulation Units outstanding at end of period (in thousands)	36	45	60	57	77	90	79
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.099	$11.531	$10.989	$10.526	$10.033	$8.940	$—
Accumulation Unit Value at end of period	$11.468	$11.099	$11.531	$10.989	$10.526	$10.033	$—
Number of Accumulation Units outstanding at end of period (in thousands)	115	119	151	190	216	227	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.066	$11.503	$10.968	$10.511	$10.024	$8.936	$9.927
Accumulation Unit Value at end of period	$11.429	$11.066	$11.503	$10.968	$10.511	$10.024	$8.936
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	5	4	5	5	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.540	$13.068	$12.490	$12.000	$11.472	$10.253	$—
Accumulation Unit Value at end of period	$12.918	$12.540	$13.068	$12.490	$12.000	$11.472	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	5	5	7	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.104	$10.453	$10.254	$9.945	$9.745	$9.588	$9.797
Accumulation Unit Value at end of period	$10.214	$10.104	$10.453	$10.254	$9.945	$9.745	$9.588
Number of Accumulation Units outstanding at end of period (in thousands)	67	88	180	247	280	275	283
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.929	$10.303	$10.136	$9.860	$9.692	$9.564	$9.792
Accumulation Unit Value at end of period	$10.006	$9.929	$10.303	$10.136	$9.860	$9.692	$9.564
Number of Accumulation Units outstanding at end of period (in thousands)	100	89	121	116	110	83	25
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.814	$10.204	$10.059	$9.805	$9.656	$9.548	$9.789
Accumulation Unit Value at end of period	$9.870	$9.814	$10.204	$10.059	$9.805	$9.656	$9.548
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	9	4	13	18	9
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.672	$10.081	$9.963	$9.735	$9.612	$9.529	$—
Accumulation Unit Value at end of period	$9.703	$9.672	$10.081	$9.963	$9.735	$9.612	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	62	127	137	147	147	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.643	$10.057	$9.944	$9.722	$9.603	$9.525	$9.784
Accumulation Unit Value at end of period	$9.670	$9.643	$10.057	$9.944	$9.722	$9.603	$9.525
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	11	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.022	$10.478	$10.386	$10.179	$10.081	$10.023	$—
Accumulation Unit Value at end of period	$10.025	$10.022	$10.478	$10.386	$10.179	$10.081	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	6	1	2	5	—

59

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.198	$9.356	$9.517	$9.680	$9.846	$10.008	$10.012
Accumulation Unit Value at end of period	$9.052	$9.198	$9.356	$9.517	$9.680	$9.846	$10.008
Number of Accumulation Units outstanding at end of period (in thousands)	130	233	225	435	790	1,080	1,809
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.039	$9.222	$9.408	$9.598	$9.792	$9.983	$10.007
Accumulation Unit Value at end of period	$8.869	$9.039	$9.222	$9.408	$9.598	$9.792	$9.983
Number of Accumulation Units outstanding at end of period (in thousands)	151	142	252	288	205	235	158
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.934	$9.133	$9.336	$9.544	$9.756	$9.966	$10.004
Accumulation Unit Value at end of period	$8.748	$8.934	$9.133	$9.336	$9.544	$9.756	$9.966
Number of Accumulation Units outstanding at end of period (in thousands)	5	8	12	67	69	84	250
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.805	$9.023	$9.247	$9.476	$9.711	$9.945	$—
Accumulation Unit Value at end of period	$8.600	$8.805	$9.023	$9.247	$9.476	$9.711	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	33	64	53	103	155	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.779	$9.001	$9.229	$9.463	$9.703	$9.941	$9.999
Accumulation Unit Value at end of period	$8.571	$8.779	$9.001	$9.229	$9.463	$9.703	$9.941
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	8	9	10	10	13
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.702	$8.945	$9.195	$9.451	$9.714	$9.978	$—
Accumulation Unit Value at end of period	$8.475	$8.702	$8.945	$9.195	$9.451	$9.714	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	1	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.019	$10.807	$9.396	$9.748	$8.647	$7.072	$10.636
Accumulation Unit Value at end of period	$15.349	$14.019	$10.807	$9.396	$9.748	$8.647	$7.072
Number of Accumulation Units outstanding at end of period (in thousands)	14	14	38	40	42	5	9
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.776	$10.652	$9.289	$9.666	$8.599	$7.054	$10.631
Accumulation Unit Value at end of period	$15.038	$13.776	$10.652	$9.289	$9.666	$8.599	$7.054
Number of Accumulation Units outstanding at end of period (in thousands)	25	31	23	19	17	7	3
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.616	$10.549	$9.218	$9.611	$8.568	$7.042	$10.627
Accumulation Unit Value at end of period	$14.833	$13.616	$10.549	$9.218	$9.611	$8.568	$7.042
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	2	1	3	1
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.419	$10.422	$9.130	$9.543	$8.529	$7.027	$—
Accumulation Unit Value at end of period	$14.582	$13.419	$10.422	$9.130	$9.543	$8.529	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	5	20	14	16	2	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.379	$10.397	$9.112	$9.530	$8.521	$7.024	$10.622
Accumulation Unit Value at end of period	$14.532	$13.379	$10.397	$9.112	$9.530	$8.521	$7.024
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.383	$15.100	$13.267	$13.909	$12.468	$10.304	$—
Accumulation Unit Value at end of period	$21.000	$19.383	$15.100	$13.267	$13.909	$12.468	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	—	—

60

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Asset Allocation Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.161	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.719	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	61	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.908	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.447	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	234	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.742	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.269	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.538	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.050	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.497	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.006	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.606	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.315	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Blue Chip Income and Growth Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.774	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.680	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	48	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.509	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.389	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	235	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.335	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.199	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.121	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.964	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.079	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.917	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.158	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.440	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

61

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Bond Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.917	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.880	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	563	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.707	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.665	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	573	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.569	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.523	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.399	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.349	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	64	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.366	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.315	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.969	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.904	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Global Bond Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.266	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.924	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	40	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.049	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.708	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	102	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.907	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.566	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.732	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.391	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.697	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.356	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.616	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.240	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

62

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Global Growth and Income Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.422	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.018	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	68	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.202	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.780	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	281	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.058	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.624	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.881	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.431	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	61	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.845	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.393	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.920	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.867	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Global Growth Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.468	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.160	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.228	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.900	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	84	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.071	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.729	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.877	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.518	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	90	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.839	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.476	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.672	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.721	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

63

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Global Small Capitalization Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.478	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.035	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	102	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.277	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.817	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	198	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.144	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.673	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.982	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.497	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.949	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.462	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.724	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.781	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Growth Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.698	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.613	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	470	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.454	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.343	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	957	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.294	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.166	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.097	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.949	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	284	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.057	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.906	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.216	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.697	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	—	—	—	—	—	—

64

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Growth-Income Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.357	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.214	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	318	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.100	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.932	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	484	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.932	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.748	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.724	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.520	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	172	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.683	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.475	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.081	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.325	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds International Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.697	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.853	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	318	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.511	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.658	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	576	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.388	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.530	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.237	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.372	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	83	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.208	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.341	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.292	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.519	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—

65

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds New World Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.013	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.655	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	53	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.821	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.464	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	217	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.694	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.338	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.539	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.184	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.508	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.153	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.640	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.011	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.493	$9.817	$10.134	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.350	$13.493	$9.817	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	—	1	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.419	$9.793	$10.129	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.228	$13.419	$9.793	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	11	17	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.370	$9.776	$10.125	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.148	$13.370	$9.776	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	2	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.309	$9.756	$10.121	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.048	$13.309	$9.756	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.297	$9.752	$10.120	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.028	$13.297	$9.752	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.236	$9.732	$10.116	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.929	$13.236	$9.732	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—

66

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. American Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.543	$11.804	$10.255	$10.345	$8.612	$6.295	$10.475
Accumulation Unit Value at end of period	$16.730	$15.543	$11.804	$10.255	$10.345	$8.612	$6.295
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	7	8	5	11	6
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.274	$11.634	$10.138	$10.258	$8.565	$6.279	$10.469
Accumulation Unit Value at end of period	$16.390	$15.274	$11.634	$10.138	$10.258	$8.565	$6.279
Number of Accumulation Units outstanding at end of period (in thousands)	65	35	25	25	31	28	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.097	$11.522	$10.061	$10.200	$8.534	$6.269	$10.466
Accumulation Unit Value at end of period	$16.168	$15.097	$11.522	$10.061	$10.200	$8.534	$6.269
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	—	—	—	2	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.878	$11.384	$9.965	$10.128	$8.495	$6.256	$—
Accumulation Unit Value at end of period	$15.895	$14.878	$11.384	$9.965	$10.128	$8.495	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	10	10	6	5	6	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.835	$11.357	$9.946	$10.114	$8.487	$6.253	$10.461
Accumulation Unit Value at end of period	$15.840	$14.835	$11.357	$9.946	$10.114	$8.487	$6.253
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.730	$18.979	$16.662	$16.986	$14.290	$10.555	$—
Accumulation Unit Value at end of period	$26.340	$24.730	$18.979	$16.662	$16.986	$14.290	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Balanced Risk Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.846	$11.880	$10.922	$10.344	$—	$—	$—
Accumulation Unit Value at end of period	$12.311	$11.846	$11.880	$10.922	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	6	13	5	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.747	$11.817	$10.896	$10.340	$—	$—	$—
Accumulation Unit Value at end of period	$12.172	$11.747	$11.817	$10.896	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	69	75	98	22	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.682	$11.774	$10.879	$10.338	$—	$—	$—
Accumulation Unit Value at end of period	$12.080	$11.682	$11.774	$10.879	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	2	2	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.600	$11.722	$10.857	$10.334	$—	$—	$—
Accumulation Unit Value at end of period	$11.966	$11.600	$11.722	$10.857	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	10	6	12	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.584	$11.711	$10.853	$10.334	$—	$—	$—
Accumulation Unit Value at end of period	$11.943	$11.584	$11.711	$10.853	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.504	$11.659	$10.831	$10.331	$—	$—	$—
Accumulation Unit Value at end of period	$11.831	$11.504	$11.659	$10.831	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	5	5	1	—	—	—

67

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.598	$10.727	$9.604	$9.797	$9.121	$7.249	$10.384
Accumulation Unit Value at end of period	$14.418	$13.598	$10.727	$9.604	$9.797	$9.121	$7.249
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	6	7	6	6	17
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.363	$10.573	$9.494	$9.714	$9.072	$7.231	$10.379
Accumulation Unit Value at end of period	$14.126	$13.363	$10.573	$9.494	$9.714	$9.072	$7.231
Number of Accumulation Units outstanding at end of period (in thousands)	12	6	8	19	15	23	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.208	$10.471	$9.421	$9.659	$9.038	$7.219	$10.375
Accumulation Unit Value at end of period	$13.934	$13.208	$10.471	$9.421	$9.659	$9.038	$7.219
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.017	$10.346	$9.332	$9.591	$8.997	$7.204	$—
Accumulation Unit Value at end of period	$13.698	$13.017	$10.346	$9.332	$9.591	$8.997	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	4	4	4	4	5	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.979	$10.321	$9.314	$9.578	$8.989	$7.201	$10.370
Accumulation Unit Value at end of period	$13.652	$12.979	$10.321	$9.314	$9.578	$8.989	$7.201
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.108	$14.435	$13.060	$13.464	$12.667	$10.173	$—
Accumulation Unit Value at end of period	$18.999	$18.108	$14.435	$13.060	$13.464	$12.667	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.902	$10.571	$9.403	$9.786	$8.872	$7.271	$10.476
Accumulation Unit Value at end of period	$15.030	$13.902	$10.571	$9.403	$9.786	$8.872	$7.271
Number of Accumulation Units outstanding at end of period (in thousands)	6	5	10	11	11	12	6
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.661	$10.419	$9.296	$9.703	$8.823	$7.253	$10.470
Accumulation Unit Value at end of period	$14.726	$13.661	$10.419	$9.296	$9.703	$8.823	$7.253
Number of Accumulation Units outstanding at end of period (in thousands)	19	36	15	16	15	7	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.503	$10.319	$9.225	$9.648	$8.791	$7.241	$10.467
Accumulation Unit Value at end of period	$14.526	$13.503	$10.319	$9.225	$9.648	$8.791	$7.241
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.308	$10.195	$9.137	$9.580	$8.751	$7.226	$—
Accumulation Unit Value at end of period	$14.280	$13.308	$10.195	$9.137	$9.580	$8.751	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	14	15	15	15	15	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.269	$10.170	$9.119	$9.566	$8.743	$7.223	$10.462
Accumulation Unit Value at end of period	$14.231	$13.269	$10.170	$9.119	$9.566	$8.743	$7.223
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.782	$14.432	$12.973	$13.643	$12.500	$10.352	$—
Accumulation Unit Value at end of period	$20.094	$18.782	$14.432	$12.973	$13.643	$12.500	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

68

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.345	$9.720	$8.578	$9.381	$8.474	$6.389	$10.302
Accumulation Unit Value at end of period	$11.164	$11.345	$9.720	$8.578	$9.381	$8.474	$6.389
Number of Accumulation Units outstanding at end of period (in thousands)	101	109	120	131	116	136	81
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.148	$9.580	$8.480	$9.302	$8.427	$6.373	$10.297
Accumulation Unit Value at end of period	$10.937	$11.148	$9.580	$8.480	$9.302	$8.427	$6.373
Number of Accumulation Units outstanding at end of period (in thousands)	156	158	136	146	160	136	7
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.019	$9.488	$8.415	$9.249	$8.396	$6.362	$10.294
Accumulation Unit Value at end of period	$10.789	$11.019	$9.488	$8.415	$9.249	$8.396	$6.362
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	12	16	11	17	25
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.860	$9.374	$8.335	$9.184	$8.358	$6.349	$—
Accumulation Unit Value at end of period	$10.606	$10.860	$9.374	$8.335	$9.184	$8.358	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	23	24	39	36	37	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.828	$9.352	$8.319	$9.171	$8.350	$6.346	$10.289
Accumulation Unit Value at end of period	$10.570	$10.828	$9.352	$8.319	$9.171	$8.350	$6.346
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	6	2	2	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.926	$15.520	$13.841	$15.297	$13.963	$10.638	$—
Accumulation Unit Value at end of period	$17.455	$17.926	$15.520	$13.841	$15.297	$13.963	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	2	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.234	$9.854	$10.014	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.012	$13.234	$9.854	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	20	21	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.161	$9.829	$10.009	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.893	$13.161	$9.829	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	7	10	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.113	$9.813	$10.006	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.815	$13.113	$9.813	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.053	$9.792	$10.002	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.717	$13.053	$9.792	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.041	$9.788	$10.001	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.698	$13.041	$9.788	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.982	$9.768	$9.997	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.601	$12.982	$9.768	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

69

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.902	$9.979	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.737	$9.902	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	127	134	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.885	$9.976	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.690	$9.885	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	154	116	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.873	$9.973	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.660	$9.873	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.859	$9.970	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.621	$9.859	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.856	$9.969	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.614	$9.856	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.841	$9.966	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.576	$9.841	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.521	$12.258	$10.970	$11.269	$8.940	$7.521	$10.729
Accumulation Unit Value at end of period	$16.581	$16.521	$12.258	$10.970	$11.269	$8.940	$7.521
Number of Accumulation Units outstanding at end of period (in thousands)	23	28	37	44	44	37	25
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.234	$12.081	$10.844	$11.173	$8.891	$7.503	$10.723
Accumulation Unit Value at end of period	$16.244	$16.234	$12.081	$10.844	$11.173	$8.891	$7.503
Number of Accumulation Units outstanding at end of period (in thousands)	47	49	42	51	56	40	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.046	$11.965	$10.762	$11.110	$8.858	$7.490	$10.720
Accumulation Unit Value at end of period	$16.024	$16.046	$11.965	$10.762	$11.110	$8.858	$7.490
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	4	4	6	8	19
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.814	$11.822	$10.659	$11.032	$8.818	$7.475	$—
Accumulation Unit Value at end of period	$15.753	$15.814	$11.822	$10.659	$11.032	$8.818	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	8	9	7	5	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.768	$11.793	$10.639	$11.016	$8.810	$7.471	$10.715
Accumulation Unit Value at end of period	$15.699	$15.768	$11.793	$10.639	$11.016	$8.810	$7.471
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.796	$16.342	$14.780	$15.343	$12.300	$10.458	$—
Accumulation Unit Value at end of period	$21.647	$21.796	$16.342	$14.780	$15.343	$12.300	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

70

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Lord Abbett Bond-Debenture Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.639	$13.765	$12.441	$12.123	$10.979	$8.315	$10.284
Accumulation Unit Value at end of period	$15.018	$14.639	$13.765	$12.441	$12.123	$10.979	$8.315
Number of Accumulation Units outstanding at end of period (in thousands)	73	77	189	215	240	271	177
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.385	$13.567	$12.299	$12.021	$10.919	$8.294	$10.279
Accumulation Unit Value at end of period	$14.713	$14.385	$13.567	$12.299	$12.021	$10.919	$8.294
Number of Accumulation Units outstanding at end of period (in thousands)	233	257	159	160	133	108	4
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.218	$13.436	$12.205	$11.953	$10.879	$8.280	$10.276
Accumulation Unit Value at end of period	$14.514	$14.218	$13.436	$12.205	$11.953	$10.879	$8.280
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	13	15	24	26	28
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.013	$13.275	$12.089	$11.869	$10.829	$8.263	$—
Accumulation Unit Value at end of period	$14.268	$14.013	$13.275	$12.089	$11.869	$10.829	$—
Number of Accumulation Units outstanding at end of period (in thousands)	30	35	25	29	76	185	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.972	$13.243	$12.066	$11.852	$10.820	$8.259	$10.271
Accumulation Unit Value at end of period	$14.219	$13.972	$13.243	$12.066	$11.852	$10.820	$8.259
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	2	3	2	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.543	$16.669	$15.225	$14.993	$13.721	$10.501	$—
Accumulation Unit Value at end of period	$17.809	$17.543	$16.669	$15.225	$14.993	$13.721	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	2	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Lord Abbett Calibrated Dividend Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.722	$11.705	$10.587	$10.748	$9.525	$7.851	$10.365
Accumulation Unit Value at end of period	$16.144	$14.722	$11.705	$10.587	$10.748	$9.525	$7.851
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	37	58	52	56	48
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.466	$11.537	$10.466	$10.657	$9.473	$7.831	$10.360
Accumulation Unit Value at end of period	$15.817	$14.466	$11.537	$10.466	$10.657	$9.473	$7.831
Number of Accumulation Units outstanding at end of period (in thousands)	21	15	6	6	12	8	1
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.299	$11.426	$10.386	$10.597	$9.438	$7.818	$10.356
Accumulation Unit Value at end of period	$15.602	$14.299	$11.426	$10.386	$10.597	$9.438	$7.818
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	2	7
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.092	$11.289	$10.287	$10.522	$9.395	$7.802	$—
Accumulation Unit Value at end of period	$15.338	$14.092	$11.289	$10.287	$10.522	$9.395	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	7	9	8	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.051	$11.261	$10.268	$10.507	$9.387	$7.799	$10.351
Accumulation Unit Value at end of period	$15.286	$14.051	$11.261	$10.268	$10.507	$9.387	$7.799
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.523	$14.883	$13.603	$13.955	$12.498	$10.410	$—
Accumulation Unit Value at end of period	$20.100	$18.523	$14.883	$13.603	$13.955	$12.498	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

71

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Lord Abbett Growth and Income Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.641	$9.461	$8.586	$9.298	$8.055	$6.891	$10.526
Accumulation Unit Value at end of period	$13.379	$12.641	$9.461	$8.586	$9.298	$8.055	$6.891
Number of Accumulation Units outstanding at end of period (in thousands)	3	13	53	54	64	65	56
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.422	$9.325	$8.488	$9.220	$8.011	$6.874	$10.521
Accumulation Unit Value at end of period	$13.108	$12.422	$9.325	$8.488	$9.220	$8.011	$6.874
Number of Accumulation Units outstanding at end of period (in thousands)	52	51	35	39	66	46	1
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.278	$9.236	$8.423	$9.168	$7.982	$6.862	$10.517
Accumulation Unit Value at end of period	$12.930	$12.278	$9.236	$8.423	$9.168	$7.982	$6.862
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	2	2
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.101	$9.125	$8.343	$9.103	$7.945	$6.848	$—
Accumulation Unit Value at end of period	$12.711	$12.101	$9.125	$8.343	$9.103	$7.945	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	18	10	10	10	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.065	$9.103	$8.327	$9.090	$7.938	$6.845	$10.512
Accumulation Unit Value at end of period	$12.668	$12.065	$9.103	$8.327	$9.090	$7.938	$6.845
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.997	$13.612	$12.482	$13.661	$11.959	$10.339	$—
Accumulation Unit Value at end of period	$18.849	$17.997	$13.612	$12.482	$13.661	$11.959	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.598	$11.623	$10.098	$10.329	$9.134	$6.765	$10.618
Accumulation Unit Value at end of period	$16.667	$15.598	$11.623	$10.098	$10.329	$9.134	$6.765
Number of Accumulation Units outstanding at end of period (in thousands)	37	46	4	4	1	—	5
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.328	$11.456	$9.983	$10.242	$9.084	$6.748	$10.612
Accumulation Unit Value at end of period	$16.329	$15.328	$11.456	$9.983	$10.242	$9.084	$6.748
Number of Accumulation Units outstanding at end of period (in thousands)	35	25	49	71	50	18	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.150	$11.346	$9.907	$10.184	$9.051	$6.737	$10.609
Accumulation Unit Value at end of period	$16.107	$15.150	$11.346	$9.907	$10.184	$9.051	$6.737
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	7	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.931	$11.210	$9.812	$10.112	$9.009	$6.723	$—
Accumulation Unit Value at end of period	$15.835	$14.931	$11.210	$9.812	$10.112	$9.009	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	2	2	2	—	1	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.887	$11.183	$9.793	$10.098	$9.001	$6.720	$10.604
Accumulation Unit Value at end of period	$15.781	$14.887	$11.183	$9.793	$10.098	$9.001	$6.720
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.093	$16.637	$14.607	$15.098	$13.492	$10.098	$—
Accumulation Unit Value at end of period	$23.360	$22.093	$16.637	$14.607	$15.098	$13.492	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

72

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.993	$10.804	$9.248	$9.639	$8.842	$7.107	$10.599
Accumulation Unit Value at end of period	$15.231	$13.993	$10.804	$9.248	$9.639	$8.842	$7.107
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	11	7	5	5	5
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.750	$10.648	$9.142	$9.558	$8.794	$7.089	$10.594
Accumulation Unit Value at end of period	$14.922	$13.750	$10.648	$9.142	$9.558	$8.794	$7.089
Number of Accumulation Units outstanding at end of period (in thousands)	7	14	40	44	45	19	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.591	$10.546	$9.072	$9.504	$8.762	$7.077	$10.590
Accumulation Unit Value at end of period	$14.719	$13.591	$10.546	$9.072	$9.504	$8.762	$7.077
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	8	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.394	$10.419	$8.985	$9.437	$8.722	$7.062	$—
Accumulation Unit Value at end of period	$14.470	$13.394	$10.419	$8.985	$9.437	$8.722	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	2	4	4	2	2	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.355	$10.394	$8.968	$9.423	$8.714	$7.059	$10.585
Accumulation Unit Value at end of period	$14.421	$13.355	$10.394	$8.968	$9.423	$8.714	$7.059
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.080	$14.887	$12.876	$13.564	$12.574	$10.212	$—
Accumulation Unit Value at end of period	$20.550	$19.080	$14.887	$12.876	$13.564	$12.574	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
MFS Research Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.243	$12.616	$11.986	$11.450	$10.864	$9.533	$10.039
Accumulation Unit Value at end of period	$12.713	$12.243	$12.616	$11.986	$11.450	$10.864	$9.533
Number of Accumulation Units outstanding at end of period (in thousands)	380	440	326	338	161	81	22
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.031	$12.434	$11.849	$11.353	$10.804	$9.509	$10.034
Accumulation Unit Value at end of period	$12.455	$12.031	$12.434	$11.849	$11.353	$10.804	$9.509
Number of Accumulation Units outstanding at end of period (in thousands)	204	190	156	139	133	47	2
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.891	$12.315	$11.759	$11.289	$10.765	$9.493	$10.031
Accumulation Unit Value at end of period	$12.286	$11.891	$12.315	$11.759	$11.289	$10.765	$9.493
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	10	21	5	1	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.719	$12.167	$11.647	$11.209	$10.715	$9.474	$—
Accumulation Unit Value at end of period	$12.078	$11.719	$12.167	$11.647	$11.209	$10.715	$—
Number of Accumulation Units outstanding at end of period (in thousands)	29	34	32	31	26	20	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.685	$12.137	$11.624	$11.194	$10.706	$9.470	$10.026
Accumulation Unit Value at end of period	$12.037	$11.685	$12.137	$11.624	$11.194	$10.706	$9.470
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.521	$13.039	$12.519	$12.085	$11.587	$10.275	$—
Accumulation Unit Value at end of period	$12.866	$12.521	$13.039	$12.519	$12.085	$11.587	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	—

73

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.706	$10.885	$9.980	$9.993	$9.271	$8.010	$10.255
Accumulation Unit Value at end of period	$13.521	$12.706	$10.885	$9.980	$9.993	$9.271	$8.010
Number of Accumulation Units outstanding at end of period (in thousands)	42	55	197	241	275	239	173
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.486	$10.728	$9.866	$9.908	$9.220	$7.990	$10.249
Accumulation Unit Value at end of period	$13.247	$12.486	$10.728	$9.866	$9.908	$9.220	$7.990
Number of Accumulation Units outstanding at end of period (in thousands)	70	83	84	136	131	95	10
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.341	$10.625	$9.791	$9.852	$9.186	$7.977	$10.246
Accumulation Unit Value at end of period	$13.067	$12.341	$10.625	$9.791	$9.852	$9.186	$7.977
Number of Accumulation Units outstanding at end of period (in thousands)	1	6	8	9	10	7	4
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.163	$10.497	$9.697	$9.783	$9.144	$7.960	$—
Accumulation Unit Value at end of period	$12.846	$12.163	$10.497	$9.697	$9.783	$9.144	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	36	41	72	75	88	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.127	$10.472	$9.679	$9.769	$9.136	$7.957	$10.241
Accumulation Unit Value at end of period	$12.802	$12.127	$10.472	$9.679	$9.769	$9.136	$7.957
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.490	$13.409	$12.424	$12.572	$11.786	$10.291	$—
Accumulation Unit Value at end of period	$16.311	$15.490	$13.409	$12.424	$12.572	$11.786	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	18	18	17	18	18	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.184	$10.639	$9.339	$9.543	$8.728	$7.250	$10.525
Accumulation Unit Value at end of period	$15.367	$14.184	$10.639	$9.339	$9.543	$8.728	$7.250
Number of Accumulation Units outstanding at end of period (in thousands)	128	149	180	212	234	250	143
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.938	$10.486	$9.232	$9.463	$8.680	$7.232	$10.520
Accumulation Unit Value at end of period	$15.055	$13.938	$10.486	$9.232	$9.463	$8.680	$7.232
Number of Accumulation Units outstanding at end of period (in thousands)	249	255	214	253	296	223	4
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.776	$10.385	$9.161	$9.409	$8.648	$7.220	$10.517
Accumulation Unit Value at end of period	$14.851	$13.776	$10.385	$9.161	$9.409	$8.648	$7.220
Number of Accumulation Units outstanding at end of period (in thousands)	6	10	14	18	16	16	19
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.577	$10.261	$9.074	$9.343	$8.609	$7.205	$—
Accumulation Unit Value at end of period	$14.600	$13.577	$10.261	$9.074	$9.343	$8.609	$—
Number of Accumulation Units outstanding at end of period (in thousands)	35	46	53	78	74	67	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.537	$10.236	$9.057	$9.330	$8.601	$7.202	$10.511
Accumulation Unit Value at end of period	$14.550	$13.537	$10.236	$9.057	$9.330	$8.601	$7.202
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	3	11	3	3	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.272	$14.609	$12.958	$13.382	$12.368	$10.382	$—
Accumulation Unit Value at end of period	$20.662	$19.272	$14.609	$12.958	$13.382	$12.368	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	3	1	1	—

74

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Capital Appreciation Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.646	$9.938	$8.882	$9.160	$8.537	$6.023	$10.873
Accumulation Unit Value at end of period	$14.313	$12.646	$9.938	$8.882	$9.160	$8.537	$6.023
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	15	20	21	22	25
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.427	$9.795	$8.780	$9.082	$8.490	$6.008	$10.868
Accumulation Unit Value at end of period	$14.023	$12.427	$9.795	$8.780	$9.082	$8.490	$6.008
Number of Accumulation Units outstanding at end of period (in thousands)	25	21	25	26	26	20	17
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.282	$9.701	$8.713	$9.031	$8.459	$5.998	$10.864
Accumulation Unit Value at end of period	$13.833	$12.282	$9.701	$8.713	$9.031	$8.459	$5.998
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	6	6	6	6	6
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.105	$9.584	$8.630	$8.968	$8.420	$5.986	$—
Accumulation Unit Value at end of period	$13.599	$12.105	$9.584	$8.630	$8.968	$8.420	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	8	8	8	8	8	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.070	$9.561	$8.614	$8.955	$8.412	$5.983	$10.859
Accumulation Unit Value at end of period	$13.552	$12.070	$9.561	$8.614	$8.955	$8.412	$5.983
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.442	$16.234	$14.662	$15.281	$14.391	$10.261	$—
Accumulation Unit Value at end of period	$22.896	$20.442	$16.234	$14.662	$15.281	$14.391	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	1	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Equity Income Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.414	$9.811	$8.824	$9.396	$8.325	$6.387	$10.773
Accumulation Unit Value at end of period	$13.514	$12.414	$9.811	$8.824	$9.396	$8.325	$6.387
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	14	15	16	26	85
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.199	$9.669	$8.723	$9.317	$8.279	$6.371	$10.767
Accumulation Unit Value at end of period	$13.240	$12.199	$9.669	$8.723	$9.317	$8.279	$6.371
Number of Accumulation Units outstanding at end of period (in thousands)	17	22	7	7	7	2	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.057	$9.576	$8.656	$9.264	$8.249	$6.361	$10.764
Accumulation Unit Value at end of period	$13.060	$12.057	$9.576	$8.656	$9.264	$8.249	$6.361
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	2	2
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.883	$9.461	$8.574	$9.199	$8.212	$6.347	$—
Accumulation Unit Value at end of period	$12.839	$11.883	$9.461	$8.574	$9.199	$8.212	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	1	1	1	1	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.848	$9.439	$8.558	$9.186	$8.204	$6.345	$10.759
Accumulation Unit Value at end of period	$12.795	$11.848	$9.439	$8.558	$9.186	$8.204	$6.345
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.779	$14.997	$13.631	$14.669	$13.134	$10.183	$—
Accumulation Unit Value at end of period	$20.230	$18.779	$14.997	$13.631	$14.669	$13.134	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—

75

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Global Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.570	$10.869	$9.140	$10.164	$8.935	$6.521	$10.586
Accumulation Unit Value at end of period	$13.616	$13.570	$10.869	$9.140	$10.164	$8.935	$6.521
Number of Accumulation Units outstanding at end of period (in thousands)	18	17	64	71	70	83	78
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.335	$10.713	$9.036	$10.078	$8.886	$6.505	$10.581
Accumulation Unit Value at end of period	$13.340	$13.335	$10.713	$9.036	$10.078	$8.886	$6.505
Number of Accumulation Units outstanding at end of period (in thousands)	184	126	60	62	73	47	3
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.180	$10.610	$8.967	$10.021	$8.854	$6.494	$10.577
Accumulation Unit Value at end of period	$13.159	$13.180	$10.610	$8.967	$10.021	$8.854	$6.494
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	2	2	6	6	6
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.990	$10.482	$8.881	$9.950	$8.813	$6.481	$—
Accumulation Unit Value at end of period	$12.936	$12.990	$10.482	$8.881	$9.950	$8.813	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	14	11	13	15	20	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.952	$10.457	$8.864	$9.936	$8.805	$6.478	$10.572
Accumulation Unit Value at end of period	$12.892	$12.952	$10.457	$8.864	$9.936	$8.805	$6.478
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.017	$17.011	$14.457	$16.245	$14.432	$10.645	$—
Accumulation Unit Value at end of period	$20.868	$21.017	$17.011	$14.457	$16.245	$14.432	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	—	—	—	1	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Main Street Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.003	$10.836	$9.452	$9.644	$8.469	$6.730	$10.550
Accumulation Unit Value at end of period	$15.199	$14.003	$10.836	$9.452	$9.644	$8.469	$6.730
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	4	6	7	8	7
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.760	$10.680	$9.344	$9.563	$8.423	$6.713	$10.545
Accumulation Unit Value at end of period	$14.890	$13.760	$10.680	$9.344	$9.563	$8.423	$6.713
Number of Accumulation Units outstanding at end of period (in thousands)	17	16	17	20	11	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.601	$10.577	$9.272	$9.509	$8.392	$6.702	$10.542
Accumulation Unit Value at end of period	$14.688	$13.601	$10.577	$9.272	$9.509	$8.392	$6.702
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.404	$10.450	$9.184	$9.442	$8.354	$6.688	$—
Accumulation Unit Value at end of period	$14.440	$13.404	$10.450	$9.184	$9.442	$8.354	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	15	13	6	4	4	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.365	$10.425	$9.167	$9.428	$8.346	$6.686	$10.537
Accumulation Unit Value at end of period	$14.391	$13.365	$10.425	$9.167	$9.428	$8.346	$6.686
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.532	$16.056	$14.153	$14.593	$12.951	$10.400	$—
Accumulation Unit Value at end of period	$22.053	$20.532	$16.056	$14.153	$14.593	$12.951	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	1	—

76

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Main Street Small Cap Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.847	$12.185	$10.533	$10.975	$9.072	$6.741	$10.518
Accumulation Unit Value at end of period	$18.494	$16.847	$12.185	$10.533	$10.975	$9.072	$6.741
Number of Accumulation Units outstanding at end of period (in thousands)	22	24	47	55	65	78	56
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.555	$12.010	$10.413	$10.882	$9.022	$6.724	$10.513
Accumulation Unit Value at end of period	$18.119	$16.555	$12.010	$10.413	$10.882	$9.022	$6.724
Number of Accumulation Units outstanding at end of period (in thousands)	61	68	59	68	76	73	26
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.363	$11.895	$10.333	$10.821	$8.989	$6.713	$10.509
Accumulation Unit Value at end of period	$17.873	$16.363	$11.895	$10.333	$10.821	$8.989	$6.713
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	4	5	5	7	8
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.127	$11.752	$10.235	$10.745	$8.948	$6.699	$—
Accumulation Unit Value at end of period	$17.570	$16.127	$11.752	$10.235	$10.745	$8.948	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	11	16	20	20	22	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.080	$11.724	$10.215	$10.730	$8.940	$6.696	$10.504
Accumulation Unit Value at end of period	$17.511	$16.080	$11.724	$10.215	$10.730	$8.940	$6.696
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.598	$18.710	$16.344	$17.209	$14.375	$10.794	$—
Accumulation Unit Value at end of period	$27.806	$25.598	$18.710	$16.344	$17.209	$14.375	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Putnam VT Diversified Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.272	$12.521	$11.419	$11.995	$10.829	$7.090	$10.238
Accumulation Unit Value at end of period	$13.093	$13.272	$12.521	$11.419	$11.995	$10.829	$7.090
Number of Accumulation Units outstanding at end of period (in thousands)	92	98	195	226	291	376	175
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.041	$12.341	$11.289	$11.894	$10.769	$7.072	$10.233
Accumulation Unit Value at end of period	$12.828	$13.041	$12.341	$11.289	$11.894	$10.769	$7.072
Number of Accumulation Units outstanding at end of period (in thousands)	261	255	215	213	234	236	26
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.890	$12.222	$11.203	$11.826	$10.730	$7.060	$10.230
Accumulation Unit Value at end of period	$12.653	$12.890	$12.222	$11.203	$11.826	$10.730	$7.060
Number of Accumulation Units outstanding at end of period (in thousands)	6	8	12	12	21	27	31
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.703	$12.075	$11.096	$11.743	$10.681	$7.045	$—
Accumulation Unit Value at end of period	$12.439	$12.703	$12.075	$11.096	$11.743	$10.681	$—
Number of Accumulation Units outstanding at end of period (in thousands)	30	36	39	37	42	50	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.666	$12.046	$11.074	$11.726	$10.671	$7.042	$10.224
Accumulation Unit Value at end of period	$12.397	$12.666	$12.046	$11.074	$11.726	$10.671	$7.042
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	3	3	3	3	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.532	$17.668	$16.284	$17.286	$15.769	$10.433	$—
Accumulation Unit Value at end of period	$18.092	$18.532	$17.668	$16.284	$17.286	$15.769	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	2	—

77

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Putnam VT Global Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.362	$11.374	$10.130	$10.348	$9.177	$6.904	$10.294
Accumulation Unit Value at end of period	$14.375	$13.362	$11.374	$10.130	$10.348	$9.177	$6.904
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	18	47	50	40	42
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.130	$11.210	$10.015	$10.260	$9.126	$6.886	$10.289
Accumulation Unit Value at end of period	$14.083	$13.130	$11.210	$10.015	$10.260	$9.126	$6.886
Number of Accumulation Units outstanding at end of period (in thousands)	15	20	18	12	11	6	1
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.978	$11.102	$9.938	$10.202	$9.093	$6.875	$10.286
Accumulation Unit Value at end of period	$13.892	$12.978	$11.102	$9.938	$10.202	$9.093	$6.875
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	7	7	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.790	$10.969	$9.843	$10.130	$9.051	$6.860	$—
Accumulation Unit Value at end of period	$13.656	$12.790	$10.969	$9.843	$10.130	$9.051	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	3	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.752	$10.942	$9.824	$10.115	$9.043	$6.858	$10.281
Accumulation Unit Value at end of period	$13.610	$12.752	$10.942	$9.824	$10.115	$9.043	$6.858
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.179	$16.498	$14.849	$15.328	$13.737	$10.443	$—
Accumulation Unit Value at end of period	$20.417	$19.179	$16.498	$14.849	$15.328	$13.737	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Putnam VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.899	$7.861	$6.559	$8.031	$7.425	$6.059	$10.499
Accumulation Unit Value at end of period	$9.072	$9.899	$7.861	$6.559	$8.031	$7.425	$6.059
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.727	$7.748	$6.484	$7.963	$7.384	$6.044	$10.494
Accumulation Unit Value at end of period	$8.888	$9.727	$7.748	$6.484	$7.963	$7.384	$6.044
Number of Accumulation Units outstanding at end of period (in thousands)	15	15	14	11	10	4	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.614	$7.673	$6.434	$7.918	$7.357	$6.034	$10.490
Accumulation Unit Value at end of period	$8.767	$9.614	$7.673	$6.434	$7.918	$7.357	$6.034
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.474	$7.581	$6.373	$7.862	$7.323	$6.021	$—
Accumulation Unit Value at end of period	$8.618	$9.474	$7.581	$6.373	$7.862	$7.323	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.447	$7.563	$6.360	$7.851	$7.316	$6.019	$10.485
Accumulation Unit Value at end of period	$8.589	$9.447	$7.563	$6.360	$7.851	$7.316	$6.019
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.559	$13.290	$11.204	$13.865	$12.953	$10.683	$—
Accumulation Unit Value at end of period	$15.018	$16.559	$13.290	$11.204	$13.865	$12.953	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

78

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Putnam VT International Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.340	$7.774	$6.497	$7.665	$7.278	$5.866	$10.579
Accumulation Unit Value at end of period	$8.312	$9.340	$7.774	$6.497	$7.665	$7.278	$5.866
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	5	16	16	16	16
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.178	$7.662	$6.423	$7.600	$7.238	$5.851	$10.573
Accumulation Unit Value at end of period	$8.143	$9.178	$7.662	$6.423	$7.600	$7.238	$5.851
Number of Accumulation Units outstanding at end of period (in thousands)	10	11	11	11	10	4	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.072	$7.588	$6.373	$7.557	$7.211	$5.842	$10.570
Accumulation Unit Value at end of period	$8.032	$9.072	$7.588	$6.373	$7.557	$7.211	$5.842
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.940	$7.497	$6.312	$7.503	$7.178	$5.829	$—
Accumulation Unit Value at end of period	$7.896	$8.940	$7.497	$6.312	$7.503	$7.178	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.914	$7.479	$6.300	$7.493	$7.171	$5.827	$10.564
Accumulation Unit Value at end of period	$7.869	$8.914	$7.479	$6.300	$7.493	$7.171	$5.827
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.227	$13.648	$11.527	$13.743	$13.186	$10.741	$—
Accumulation Unit Value at end of period	$14.289	$16.227	$13.648	$11.527	$13.743	$13.186	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Putnam VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.637	$11.392	$9.863	$10.530	$8.501	$6.574	$10.313
Accumulation Unit Value at end of period	$15.901	$15.637	$11.392	$9.863	$10.530	$8.501	$6.574
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.365	$11.228	$9.750	$10.441	$8.455	$6.558	$10.308
Accumulation Unit Value at end of period	$15.578	$15.365	$11.228	$9.750	$10.441	$8.455	$6.558
Number of Accumulation Units outstanding at end of period (in thousands)	14	20	13	12	7	4	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.187	$11.120	$9.675	$10.382	$8.423	$6.547	$10.304
Accumulation Unit Value at end of period	$15.367	$15.187	$11.120	$9.675	$10.382	$8.423	$6.547
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.967	$10.986	$9.583	$10.308	$8.385	$6.533	$—
Accumulation Unit Value at end of period	$15.106	$14.967	$10.986	$9.583	$10.308	$8.385	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	4	5	4	5	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.923	$10.960	$9.565	$10.293	$8.377	$6.530	$10.299
Accumulation Unit Value at end of period	$15.055	$14.923	$10.960	$9.565	$10.293	$8.377	$6.530
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.152	$17.782	$15.557	$16.784	$13.694	$10.701	$—
Accumulation Unit Value at end of period	$24.303	$24.152	$17.782	$15.557	$16.784	$13.694	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

79

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.855	$9.104	$8.191	$9.905	$8.581	$5.061	$9.904
Accumulation Unit Value at end of period	$7.968	$8.855	$9.104	$8.191	$9.905	$8.581	$5.061
Number of Accumulation Units outstanding at end of period (in thousands)	13	13	36	48	99	74	46
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$8.702	$8.973	$8.097	$9.821	$8.534	$5.048	$9.899
Accumulation Unit Value at end of period	$7.806	$8.702	$8.973	$8.097	$9.821	$8.534	$5.048
Number of Accumulation Units outstanding at end of period (in thousands)	103	121	107	132	132	98	8
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.601	$8.887	$8.035	$9.766	$8.502	$5.040	$9.896
Accumulation Unit Value at end of period	$7.700	$8.601	$8.887	$8.035	$9.766	$8.502	$5.040
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	3	5	12	5
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.476	$8.780	$7.959	$9.697	$8.463	$5.029	$—
Accumulation Unit Value at end of period	$7.569	$8.476	$8.780	$7.959	$9.697	$8.463	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	27	37	53	56	59	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.451	$8.759	$7.943	$9.683	$8.456	$5.027	$9.891
Accumulation Unit Value at end of period	$7.543	$8.451	$8.759	$7.943	$9.683	$8.456	$5.027
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.267	$17.940	$16.311	$19.932	$17.450	$10.401	$—
Accumulation Unit Value at end of period	$15.373	$17.267	$17.940	$16.311	$19.932	$17.450	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	4	4	3	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.283	$9.341	$8.042	$9.165	$8.601	$6.393	$10.346
Accumulation Unit Value at end of period	$9.848	$11.283	$9.341	$8.042	$9.165	$8.601	$6.393
Number of Accumulation Units outstanding at end of period (in thousands)	75	85	48	69	50	46	15
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.087	$9.206	$7.950	$9.087	$8.554	$6.377	$10.341
Accumulation Unit Value at end of period	$9.648	$11.087	$9.206	$7.950	$9.087	$8.554	$6.377
Number of Accumulation Units outstanding at end of period (in thousands)	61	56	45	41	42	25	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.959	$9.118	$7.889	$9.036	$8.522	$6.366	$10.337
Accumulation Unit Value at end of period	$9.517	$10.959	$9.118	$7.889	$9.036	$8.522	$6.366
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	2	1	1	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.800	$9.008	$7.814	$8.972	$8.483	$6.353	$—
Accumulation Unit Value at end of period	$9.356	$10.800	$9.008	$7.814	$8.972	$8.483	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	10	10	12	12	8	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.768	$8.986	$7.799	$8.959	$8.476	$6.350	$10.332
Accumulation Unit Value at end of period	$9.324	$10.768	$8.986	$7.799	$8.959	$8.476	$6.350
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.917	$14.990	$13.042	$15.020	$14.244	$10.699	$—
Accumulation Unit Value at end of period	$15.475	$17.917	$14.990	$13.042	$15.020	$14.244	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

80

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Templeton Global Bond VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.226	$14.251	$12.608	$12.949	$11.524	$9.885	$9.905
Accumulation Unit Value at end of period	$14.223	$14.226	$14.251	$12.608	$12.949	$11.524	$9.885
Number of Accumulation Units outstanding at end of period (in thousands)	109	124	216	299	301	370	256
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.979	$14.046	$12.464	$12.839	$11.461	$9.860	$9.900
Accumulation Unit Value at end of period	$13.935	$13.979	$14.046	$12.464	$12.839	$11.461	$9.860
Number of Accumulation Units outstanding at end of period (in thousands)	391	395	358	395	367	191	13
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.817	$13.911	$12.369	$12.766	$11.419	$9.843	$9.896
Accumulation Unit Value at end of period	$13.745	$13.817	$13.911	$12.369	$12.766	$11.419	$9.843
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	12	12	19	48	49
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.617	$13.744	$12.251	$12.676	$11.367	$9.823	$—
Accumulation Unit Value at end of period	$13.512	$13.617	$13.744	$12.251	$12.676	$11.367	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	41	43	52	73	50	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.577	$13.711	$12.227	$12.658	$11.356	$9.819	$9.891
Accumulation Unit Value at end of period	$13.466	$13.577	$13.711	$12.227	$12.658	$11.356	$9.819
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	3	6	4	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.541	$14.721	$13.161	$13.659	$12.285	$10.648	$—
Accumulation Unit Value at end of period	$14.386	$14.541	$14.721	$13.161	$13.659	$12.285	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	3	4	4	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.998	$9.342	$7.851	$8.601	$8.152	$6.331	$10.339
Accumulation Unit Value at end of period	$11.456	$11.998	$9.342	$7.851	$8.601	$8.152	$6.331
Number of Accumulation Units outstanding at end of period (in thousands)	85	93	134	136	136	255	99
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.790	$9.207	$7.762	$8.528	$8.107	$6.315	$10.334
Accumulation Unit Value at end of period	$11.224	$11.790	$9.207	$7.762	$8.528	$8.107	$6.315
Number of Accumulation Units outstanding at end of period (in thousands)	127	112	98	100	106	63	5
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.653	$9.119	$7.702	$8.480	$8.077	$6.304	$10.331
Accumulation Unit Value at end of period	$11.071	$11.653	$9.119	$7.702	$8.480	$8.077	$6.304
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	4	6
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.484	$9.009	$7.629	$8.420	$8.040	$6.291	$—
Accumulation Unit Value at end of period	$10.883	$11.484	$9.009	$7.629	$8.420	$8.040	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	28	45	65	70	70	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.451	$8.987	$7.614	$8.408	$8.033	$6.288	$10.325
Accumulation Unit Value at end of period	$10.846	$11.451	$8.987	$7.614	$8.408	$8.033	$6.288
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	2	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.109	$15.035	$12.770	$14.137	$13.540	$10.626	$—
Accumulation Unit Value at end of period	$18.055	$19.109	$15.035	$12.770	$14.137	$13.540	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	—

81

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
UIF Mid Cap Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.424	$11.411	$10.698	$11.723	$9.015	$5.826	$10.713
Accumulation Unit Value at end of period	$15.443	$15.424	$11.411	$10.698	$11.723	$9.015	$5.826
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	21	37	32	42	29
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.157	$11.247	$10.576	$11.624	$8.965	$5.812	$10.708
Accumulation Unit Value at end of period	$15.130	$15.157	$11.247	$10.576	$11.624	$8.965	$5.812
Number of Accumulation Units outstanding at end of period (in thousands)	67	74	65	89	81	69	1
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.981	$11.139	$10.495	$11.558	$8.932	$5.802	$10.705
Accumulation Unit Value at end of period	$14.925	$14.981	$11.139	$10.495	$11.558	$8.932	$5.802
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	3	5	3
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.764	$11.005	$10.395	$11.477	$8.892	$5.790	$—
Accumulation Unit Value at end of period	$14.672	$14.764	$11.005	$10.395	$11.477	$8.892	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	14	22	37	38	38	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.721	$10.978	$10.375	$11.460	$8.884	$5.788	$10.699
Accumulation Unit Value at end of period	$14.622	$14.721	$10.978	$10.375	$11.460	$8.884	$5.788
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	1	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.816	$19.301	$18.286	$20.249	$15.735	$10.277	$—
Accumulation Unit Value at end of period	$25.579	$25.816	$19.301	$18.286	$20.249	$15.735	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	1	—
(a) Inception date October 20, 2014.
Plus Shares

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
AllianceBernstein VPS Balanced Wealth Strategy Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.852	$10.362	$9.292	$9.744	$8.982	$7.337	$10.397
Accumulation Unit Value at end of period	$12.487	$11.852	$10.362	$9.292	$9.744	$8.982	$7.337
Number of Accumulation Units outstanding at end of period (in thousands)	340	529	978	1,123	1,192	1,058	595
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.646	$10.213	$9.186	$9.662	$8.932	$7.319	$10.391
Accumulation Unit Value at end of period	$12.233	$11.646	$10.213	$9.186	$9.662	$8.932	$7.319
Number of Accumulation Units outstanding at end of period (in thousands)	156	130	153	179	164	188	94
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.511	$10.115	$9.116	$9.607	$8.900	$7.307	$10.388
Accumulation Unit Value at end of period	$12.067	$11.511	$10.115	$9.116	$9.607	$8.900	$7.307
Number of Accumulation Units outstanding at end of period (in thousands)	11	121	251	323	364	356	273
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.344	$14.397	$13.007	$13.743	$12.763	$10.504	$—
Accumulation Unit Value at end of period	$17.090	$16.344	$14.397	$13.007	$13.743	$12.763	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	52	51	68	59	48	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.312	$9.970	$9.012	$9.526	$8.851	$7.288	$10.383
Accumulation Unit Value at end of period	$11.823	$11.312	$9.970	$9.012	$9.526	$8.851	$7.288
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	8	10	18	9
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.096	$14.222	$12.887	$13.657	$12.721	$10.501	$—
Accumulation Unit Value at end of period	$16.781	$16.096	$14.222	$12.887	$13.657	$12.721	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	4	4	5	4	—

82

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
AllianceBernstein VPS International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.605	$7.720	$6.810	$8.247	$7.445	$5.436	$10.457
Accumulation Unit Value at end of period	$8.344	$8.605	$7.720	$6.810	$8.247	$7.445	$5.436
Number of Accumulation Units outstanding at end of period (in thousands)	68	76	193	306	331	372	337
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$8.456	$7.609	$6.733	$8.177	$7.405	$5.423	$10.452
Accumulation Unit Value at end of period	$8.175	$8.456	$7.609	$6.733	$8.177	$7.405	$5.423
Number of Accumulation Units outstanding at end of period (in thousands)	48	56	163	171	179	198	91
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.358	$7.535	$6.681	$8.131	$7.378	$5.414	$10.449
Accumulation Unit Value at end of period	$8.064	$8.358	$7.535	$6.681	$8.131	$7.378	$5.414
Number of Accumulation Units outstanding at end of period (in thousands)	22	23	96	133	135	154	118
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.360	$14.787	$13.143	$16.036	$14.586	$10.730	$—
Accumulation Unit Value at end of period	$15.746	$16.360	$14.787	$13.143	$16.036	$14.586	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	20	8	8	8	11	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.213	$7.427	$6.605	$8.062	$7.337	$5.400	$10.443
Accumulation Unit Value at end of period	$7.901	$8.213	$7.427	$6.605	$8.062	$7.337	$5.400
Number of Accumulation Units outstanding at end of period (in thousands)	2	17	21	21	26	27	8
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.112	$14.607	$13.022	$15.935	$14.538	$10.727	$—
Accumulation Unit Value at end of period	$15.461	$16.112	$14.607	$13.022	$15.935	$14.538	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	6	6	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
AllianceBernstein VPS International Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$7.467	$6.185	$5.507	$6.949	$6.773	$5.125	$10.781
Accumulation Unit Value at end of period	$6.870	$7.467	$6.185	$5.507	$6.949	$6.773	$5.125
Number of Accumulation Units outstanding at end of period (in thousands)	820	1,021	1,789	2,011	1,973	1,988	1,059
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$7.338	$6.096	$5.444	$6.890	$6.736	$5.112	$10.776
Accumulation Unit Value at end of period	$6.731	$7.338	$6.096	$5.444	$6.890	$6.736	$5.112
Number of Accumulation Units outstanding at end of period (in thousands)	138	149	305	332	312	297	161
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.253	$6.038	$5.402	$6.851	$6.712	$5.104	$10.772
Accumulation Unit Value at end of period	$6.640	$7.253	$6.038	$5.402	$6.851	$6.712	$5.104
Number of Accumulation Units outstanding at end of period (in thousands)	96	158	265	308	298	288	232
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.888	$12.425	$11.145	$14.170	$13.916	$10.609	$—
Accumulation Unit Value at end of period	$13.596	$14.888	$12.425	$11.145	$14.170	$13.916	$—
Number of Accumulation Units outstanding at end of period (in thousands)	91	71	78	80	83	70	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.127	$5.951	$5.340	$6.793	$6.675	$5.091	$10.767
Accumulation Unit Value at end of period	$6.505	$7.127	$5.951	$5.340	$6.793	$6.675	$5.091
Number of Accumulation Units outstanding at end of period (in thousands)	17	23	30	36	33	32	26
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.662	$12.273	$11.042	$14.081	$13.870	$10.606	$—
Accumulation Unit Value at end of period	$13.349	$14.662	$12.273	$11.042	$14.081	$13.870	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	10	10	11	10	—

83

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
AllianceBernstein VPS Small/Mid Cap Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.539	$12.216	$10.483	$11.663	$9.367	$6.675	$10.790
Accumulation Unit Value at end of period	$17.724	$16.539	$12.216	$10.483	$11.663	$9.367	$6.675
Number of Accumulation Units outstanding at end of period (in thousands)	138	200	376	473	599	407	287
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.252	$12.041	$10.363	$11.565	$9.315	$6.658	$10.785
Accumulation Unit Value at end of period	$17.365	$16.252	$12.041	$10.363	$11.565	$9.315	$6.658
Number of Accumulation Units outstanding at end of period (in thousands)	63	78	144	139	312	143	193
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.064	$11.925	$10.284	$11.499	$9.281	$6.647	$10.781
Accumulation Unit Value at end of period	$17.129	$16.064	$11.925	$10.284	$11.499	$9.281	$6.647
Number of Accumulation Units outstanding at end of period (in thousands)	23	50	74	93	79	60	41
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.058	$19.392	$16.766	$18.794	$15.207	$10.918	$—
Accumulation Unit Value at end of period	$27.716	$26.058	$19.392	$16.766	$18.794	$15.207	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	30	15	20	24	6	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.786	$11.753	$10.167	$11.402	$9.231	$6.631	$10.776
Accumulation Unit Value at end of period	$16.782	$15.786	$11.753	$10.167	$11.402	$9.231	$6.631
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	7	12	11	13	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.663	$19.155	$16.611	$18.676	$15.157	$10.915	$—
Accumulation Unit Value at end of period	$27.214	$25.663	$19.155	$16.611	$18.676	$15.157	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	3	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
AllianceBernstein VPS Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.048	$8.973	$7.895	$8.342	$7.612	$6.393	$10.560
Accumulation Unit Value at end of period	$13.127	$12.048	$8.973	$7.895	$8.342	$7.612	$6.393
Number of Accumulation Units outstanding at end of period (in thousands)	25	33	40	85	58	69	41
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.839	$8.844	$7.805	$8.271	$7.570	$6.377	$10.555
Accumulation Unit Value at end of period	$12.861	$11.839	$8.844	$7.805	$8.271	$7.570	$6.377
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	12	4	5	5	5
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.701	$8.759	$7.746	$8.225	$7.542	$6.367	$10.552
Accumulation Unit Value at end of period	$12.687	$11.701	$8.759	$7.746	$8.225	$7.542	$6.367
Number of Accumulation Units outstanding at end of period (in thousands)	8	7	3	4	5	4	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.908	$14.189	$12.579	$13.390	$12.310	$10.417	$—
Accumulation Unit Value at end of period	$20.449	$18.908	$14.189	$12.579	$13.390	$12.310	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	2	4	4	3	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.499	$8.633	$7.657	$8.155	$7.501	$6.351	$10.547
Accumulation Unit Value at end of period	$12.429	$11.499	$8.633	$7.657	$8.155	$7.501	$6.351
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.622	$14.016	$12.463	$13.306	$12.269	$10.414	$—
Accumulation Unit Value at end of period	$20.078	$18.622	$14.016	$12.463	$13.306	$12.269	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	—	—	—	—	—

84

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Fidelity VIP Contrafund Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.664	$10.608	$9.286	$9.711	$8.443	$6.336	$10.608
Accumulation Unit Value at end of period	$15.007	$13.664	$10.608	$9.286	$9.711	$8.443	$6.336
Number of Accumulation Units outstanding at end of period (in thousands)	705	960	2,250	2,685	2,925	3,061	2,051
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.427	$10.455	$9.179	$9.628	$8.397	$6.320	$10.603
Accumulation Unit Value at end of period	$14.702	$13.427	$10.455	$9.179	$9.628	$8.397	$6.320
Number of Accumulation Units outstanding at end of period (in thousands)	128	140	327	424	529	494	348
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.271	$10.354	$9.109	$9.574	$8.366	$6.310	$10.599
Accumulation Unit Value at end of period	$14.503	$13.271	$10.354	$9.109	$9.574	$8.366	$6.310
Number of Accumulation Units outstanding at end of period (in thousands)	186	276	481	592	648	620	530
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.217	$16.596	$14.636	$15.421	$13.509	$10.214	$—
Accumulation Unit Value at end of period	$23.128	$21.217	$16.596	$14.636	$15.421	$13.509	$—
Number of Accumulation Units outstanding at end of period (in thousands)	159	168	121	126	121	97	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.041	$10.205	$9.005	$9.493	$8.320	$6.294	$10.594
Accumulation Unit Value at end of period	$14.208	$13.041	$10.205	$9.005	$9.493	$8.320	$6.294
Number of Accumulation Units outstanding at end of period (in thousands)	55	79	99	131	138	150	120
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.895	$16.393	$14.501	$15.325	$13.465	$10.211	$—
Accumulation Unit Value at end of period	$22.709	$20.895	$16.393	$14.501	$15.325	$13.465	$—
Number of Accumulation Units outstanding at end of period (in thousands)	43	33	34	33	35	34	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Fidelity VIP Dynamic Capital Appreciation Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.474	$11.379	$9.463	$9.894	$8.525	$6.383	$10.293
Accumulation Unit Value at end of period	$16.844	$15.474	$11.379	$9.463	$9.894	$8.525	$6.383
Number of Accumulation Units outstanding at end of period (in thousands)	94	96	83	28	33	49	34
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.206	$11.215	$9.354	$9.810	$8.478	$6.367	$10.287
Accumulation Unit Value at end of period	$16.502	$15.206	$11.215	$9.354	$9.810	$8.478	$6.367
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	15	16	15	12	85
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.029	$11.107	$9.283	$9.755	$8.447	$6.356	$10.284
Accumulation Unit Value at end of period	$16.277	$15.029	$11.107	$9.283	$9.755	$8.447	$6.356
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	10	8	17	8	8
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.642	$18.257	$15.297	$16.115	$13.990	$10.553	$—
Accumulation Unit Value at end of period	$26.622	$24.642	$18.257	$15.297	$16.115	$13.990	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	6	7	8	9	8	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.768	$10.947	$9.177	$9.672	$8.401	$6.340	$10.279
Accumulation Unit Value at end of period	$15.947	$14.768	$10.947	$9.177	$9.672	$8.401	$6.340
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	8	1	1	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.269	$18.034	$15.155	$16.014	$13.944	$10.550	$—
Accumulation Unit Value at end of period	$26.140	$24.269	$18.034	$15.155	$16.014	$13.944	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	—	—	—	—

85

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Fidelity VIP Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.261	$9.913	$8.809	$8.959	$7.353	$5.842	$10.329
Accumulation Unit Value at end of period	$14.481	$13.261	$9.913	$8.809	$8.959	$7.353	$5.842
Number of Accumulation Units outstanding at end of period (in thousands)	172	193	350	438	159	282	206
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.031	$9.770	$8.708	$8.883	$7.313	$5.827	$10.323
Accumulation Unit Value at end of period	$14.187	$13.031	$9.770	$8.708	$8.883	$7.313	$5.827
Number of Accumulation Units outstanding at end of period (in thousands)	40	21	65	168	20	19	26
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.880	$9.676	$8.642	$8.833	$7.286	$5.817	$10.320
Accumulation Unit Value at end of period	$13.994	$12.880	$9.676	$8.642	$8.833	$7.286	$5.817
Number of Accumulation Units outstanding at end of period (in thousands)	11	25	41	31	35	17	13
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.028	$16.590	$14.854	$15.220	$12.586	$10.074	$—
Accumulation Unit Value at end of period	$23.874	$22.028	$16.590	$14.854	$15.220	$12.586	$—
Number of Accumulation Units outstanding at end of period (in thousands)	25	16	10	15	7	2	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.656	$9.537	$8.543	$8.758	$7.246	$5.803	$10.315
Accumulation Unit Value at end of period	$13.710	$12.656	$9.537	$8.543	$8.758	$7.246	$5.803
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	6	7	8	7	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.694	$16.388	$14.716	$15.124	$12.545	$10.071	$—
Accumulation Unit Value at end of period	$23.442	$21.694	$16.388	$14.716	$15.124	$12.545	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	1	1	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Fidelity VIP Mid Cap Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.735	$11.025	$9.784	$11.157	$8.822	$6.418	$10.251
Accumulation Unit Value at end of period	$15.368	$14.735	$11.025	$9.784	$11.157	$8.822	$6.418
Number of Accumulation Units outstanding at end of period (in thousands)	965	1,311	2,160	2,678	2,965	2,944	1,489
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.479	$10.866	$9.672	$11.063	$8.774	$6.402	$10.246
Accumulation Unit Value at end of period	$15.056	$14.479	$10.866	$9.672	$11.063	$8.774	$6.402
Number of Accumulation Units outstanding at end of period (in thousands)	195	228	497	564	610	687	266
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.311	$10.762	$9.598	$11.000	$8.742	$6.391	$10.242
Accumulation Unit Value at end of period	$14.851	$14.311	$10.762	$9.598	$11.000	$8.742	$6.391
Number of Accumulation Units outstanding at end of period (in thousands)	85	152	301	387	444	469	376
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.213	$17.499	$15.646	$17.977	$14.322	$10.497	$—
Accumulation Unit Value at end of period	$24.029	$23.213	$17.499	$15.646	$17.977	$14.322	$—
Number of Accumulation Units outstanding at end of period (in thousands)	161	164	146	165	179	124	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.062	$10.606	$9.488	$10.907	$8.693	$6.375	$10.237
Accumulation Unit Value at end of period	$14.550	$14.062	$10.606	$9.488	$10.907	$8.693	$6.375
Number of Accumulation Units outstanding at end of period (in thousands)	28	39	49	70	81	84	49
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.861	$17.286	$15.501	$17.865	$14.275	$10.494	$—
Accumulation Unit Value at end of period	$23.594	$22.861	$17.286	$15.501	$17.865	$14.275	$—
Number of Accumulation Units outstanding at end of period (in thousands)	43	42	45	32	45	33	—

86

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Fidelity VIP Value Strategies Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.668	$11.454	$9.165	$10.243	$8.242	$5.332	$10.457
Accumulation Unit Value at end of period	$15.368	$14.668	$11.454	$9.165	$10.243	$8.242	$5.332
Number of Accumulation Units outstanding at end of period (in thousands)	59	98	168	157	183	192	104
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.413	$11.289	$9.060	$10.156	$8.197	$5.319	$10.451
Accumulation Unit Value at end of period	$15.055	$14.413	$11.289	$9.060	$10.156	$8.197	$5.319
Number of Accumulation Units outstanding at end of period (in thousands)	20	23	63	27	27	206	153
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.246	$11.181	$8.990	$10.099	$8.167	$5.310	$10.448
Accumulation Unit Value at end of period	$14.851	$14.246	$11.181	$8.990	$10.099	$8.167	$5.310
Number of Accumulation Units outstanding at end of period (in thousands)	24	28	40	46	65	60	37
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.462	$22.393	$18.051	$20.328	$16.480	$10.742	$—
Accumulation Unit Value at end of period	$29.596	$28.462	$22.393	$18.051	$20.328	$16.480	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	13	12	11	9	11	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.998	$11.019	$8.887	$10.013	$8.122	$5.296	$10.443
Accumulation Unit Value at end of period	$14.549	$13.998	$11.019	$8.887	$10.013	$8.122	$5.296
Number of Accumulation Units outstanding at end of period (in thousands)	—	7	4	6	9	10	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.030	$22.120	$17.885	$20.200	$16.426	$10.738	$—
Accumulation Unit Value at end of period	$29.060	$28.030	$22.120	$17.885	$20.200	$16.426	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	—	4	4	8	9	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.627	$10.832	$10.081	$10.778	$9.439	$7.232	$10.888
Accumulation Unit Value at end of period	$15.248	$14.627	$10.832	$10.081	$10.778	$9.439	$7.232
Number of Accumulation Units outstanding at end of period (in thousands)	53	106	137	137	119	95	60
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.373	$10.676	$9.965	$10.686	$9.387	$7.213	$10.882
Accumulation Unit Value at end of period	$14.938	$14.373	$10.676	$9.965	$10.686	$9.387	$7.213
Number of Accumulation Units outstanding at end of period (in thousands)	38	41	25	29	23	23	11
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.206	$10.573	$9.889	$10.626	$9.352	$7.201	$10.878
Accumulation Unit Value at end of period	$14.735	$14.206	$10.573	$9.889	$10.626	$9.352	$7.201
Number of Accumulation Units outstanding at end of period (in thousands)	12	18	32	49	37	38	34
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.556	$14.592	$13.682	$14.738	$13.004	$10.038	$—
Accumulation Unit Value at end of period	$20.234	$19.556	$14.592	$13.682	$14.738	$13.004	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	31	32	3	3	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.960	$10.421	$9.776	$10.536	$9.301	$7.183	$10.873
Accumulation Unit Value at end of period	$14.436	$13.960	$10.421	$9.776	$10.536	$9.301	$7.183
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	2	2	6	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.260	$14.414	$13.555	$14.645	$12.961	$10.035	$—
Accumulation Unit Value at end of period	$19.867	$19.260	$14.414	$13.555	$14.645	$12.961	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	5	5	—

87

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.312	$11.886	$10.735	$10.670	$9.639	$7.239	$10.503
Accumulation Unit Value at end of period	$13.686	$13.312	$11.886	$10.735	$10.670	$9.639	$7.239
Number of Accumulation Units outstanding at end of period (in thousands)	2,255	3,268	7,047	8,583	8,876	8,914	5,141
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.081	$11.715	$10.613	$10.580	$9.586	$7.220	$10.498
Accumulation Unit Value at end of period	$13.408	$13.081	$11.715	$10.613	$10.580	$9.586	$7.220
Number of Accumulation Units outstanding at end of period (in thousands)	655	813	1,390	1,610	1,715	1,602	866
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.929	$11.602	$10.531	$10.520	$9.550	$7.208	$10.494
Accumulation Unit Value at end of period	$13.226	$12.929	$11.602	$10.531	$10.520	$9.550	$7.208
Number of Accumulation Units outstanding at end of period (in thousands)	408	501	769	993	1,070	1,214	904
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.936	$17.036	$15.502	$15.524	$14.129	$10.690	$—
Accumulation Unit Value at end of period	$19.323	$18.936	$17.036	$15.502	$15.524	$14.129	$—
Number of Accumulation Units outstanding at end of period (in thousands)	442	421	336	417	313	275	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.704	$11.435	$10.411	$10.431	$9.498	$7.190	$10.489
Accumulation Unit Value at end of period	$12.957	$12.704	$11.435	$10.411	$10.431	$9.498	$7.190
Number of Accumulation Units outstanding at end of period (in thousands)	57	61	95	123	135	158	94
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.649	$16.828	$15.359	$15.427	$14.082	$10.687	$—
Accumulation Unit Value at end of period	$18.973	$18.649	$16.828	$15.359	$15.427	$14.082	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	53	59	71	74	63	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.408	$10.689	$9.594	$10.063	$9.145	$7.547	$10.225
Accumulation Unit Value at end of period	$13.927	$13.408	$10.689	$9.594	$10.063	$9.145	$7.547
Number of Accumulation Units outstanding at end of period (in thousands)	630	888	1,184	1,552	1,682	1,749	948
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.176	$10.535	$9.484	$9.978	$9.095	$7.528	$10.219
Accumulation Unit Value at end of period	$13.644	$13.176	$10.535	$9.484	$9.978	$9.095	$7.528
Number of Accumulation Units outstanding at end of period (in thousands)	190	210	221	322	309	314	156
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.023	$10.434	$9.412	$9.922	$9.061	$7.515	$10.216
Accumulation Unit Value at end of period	$13.459	$13.023	$10.434	$9.412	$9.922	$9.061	$7.515
Number of Accumulation Units outstanding at end of period (in thousands)	120	148	223	323	342	400	285
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.366	$13.948	$12.614	$13.330	$12.205	$10.148	$—
Accumulation Unit Value at end of period	$17.903	$17.366	$13.948	$12.614	$13.330	$12.205	$—
Number of Accumulation Units outstanding at end of period (in thousands)	138	138	141	159	216	192	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.797	$10.283	$9.304	$9.838	$9.011	$7.496	$10.211
Accumulation Unit Value at end of period	$13.186	$12.797	$10.283	$9.304	$9.838	$9.011	$7.496
Number of Accumulation Units outstanding at end of period (in thousands)	25	25	27	55	50	50	33
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.103	$13.778	$12.497	$13.247	$12.165	$10.145	$—
Accumulation Unit Value at end of period	$17.579	$17.103	$13.778	$12.497	$13.247	$12.165	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	18	18	28	26	28	—

88

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.468	$9.899	$8.812	$9.060	$8.294	$6.695	$10.230
Accumulation Unit Value at end of period	$13.128	$12.468	$9.899	$8.812	$9.060	$8.294	$6.695
Number of Accumulation Units outstanding at end of period (in thousands)	2,202	3,083	4,120	5,037	5,271	4,991	2,610
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.252	$9.756	$8.711	$8.984	$8.248	$6.678	$10.225
Accumulation Unit Value at end of period	$12.861	$12.252	$9.756	$8.711	$8.984	$8.248	$6.678
Number of Accumulation Units outstanding at end of period (in thousands)	511	592	648	771	791	768	351
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.110	$9.662	$8.645	$8.933	$8.218	$6.667	$10.222
Accumulation Unit Value at end of period	$12.687	$12.110	$9.662	$8.645	$8.933	$8.218	$6.667
Number of Accumulation Units outstanding at end of period (in thousands)	177	299	553	750	812	809	649
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.504	$14.801	$13.276	$13.752	$12.684	$10.316	$—
Accumulation Unit Value at end of period	$19.337	$18.504	$14.801	$13.276	$13.752	$12.684	$—
Number of Accumulation Units outstanding at end of period (in thousands)	257	280	198	218	222	198	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.899	$9.523	$8.546	$8.857	$8.173	$6.650	$10.217
Accumulation Unit Value at end of period	$12.429	$11.899	$9.523	$8.546	$8.857	$8.173	$6.650
Number of Accumulation Units outstanding at end of period (in thousands)	63	71	86	90	92	90	52
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.223	$14.620	$13.153	$13.666	$12.642	$10.313	$—
Accumulation Unit Value at end of period	$18.987	$18.223	$14.620	$13.153	$13.666	$12.642	$—
Number of Accumulation Units outstanding at end of period (in thousands)	56	52	52	48	43	30	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.468	$12.299	$10.572	$11.181	$8.871	$6.989	$10.774
Accumulation Unit Value at end of period	$16.276	$16.468	$12.299	$10.572	$11.181	$8.871	$6.989
Number of Accumulation Units outstanding at end of period (in thousands)	365	502	749	987	1,059	1,083	597
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.182	$12.122	$10.451	$11.086	$8.822	$6.971	$10.768
Accumulation Unit Value at end of period	$15.945	$16.182	$12.122	$10.451	$11.086	$8.822	$6.971
Number of Accumulation Units outstanding at end of period (in thousands)	68	72	87	155	224	140	329
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.994	$12.005	$10.371	$11.024	$8.789	$6.959	$10.765
Accumulation Unit Value at end of period	$15.729	$15.994	$12.005	$10.371	$11.024	$8.789	$6.959
Number of Accumulation Units outstanding at end of period (in thousands)	34	63	118	175	198	195	143
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.109	$18.141	$15.711	$16.742	$13.382	$10.622	$—
Accumulation Unit Value at end of period	$23.649	$24.109	$18.141	$15.711	$16.742	$13.382	$—
Number of Accumulation Units outstanding at end of period (in thousands)	46	42	35	42	44	44	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.716	$11.832	$10.252	$10.930	$8.741	$6.942	$10.759
Accumulation Unit Value at end of period	$15.409	$15.716	$11.832	$10.252	$10.930	$8.741	$6.942
Number of Accumulation Units outstanding at end of period (in thousands)	10	12	9	12	13	16	7
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.743	$17.919	$15.566	$16.637	$13.338	$10.619	$—
Accumulation Unit Value at end of period	$23.221	$23.743	$17.919	$15.566	$16.637	$13.338	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	4	6	9	6	—

89

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.747	$11.601	$10.646	$11.388	$9.080	$6.436	$10.703
Accumulation Unit Value at end of period	$16.634	$15.747	$11.601	$10.646	$11.388	$9.080	$6.436
Number of Accumulation Units outstanding at end of period (in thousands)	181	249	220	328	295	255	149
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.473	$11.434	$10.524	$11.291	$9.030	$6.420	$10.698
Accumulation Unit Value at end of period	$16.296	$15.473	$11.434	$10.524	$11.291	$9.030	$6.420
Number of Accumulation Units outstanding at end of period (in thousands)	71	79	33	41	116	168	31
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.294	$11.324	$10.443	$11.227	$8.997	$6.409	$10.694
Accumulation Unit Value at end of period	$16.074	$15.294	$11.324	$10.443	$11.227	$8.997	$6.409
Number of Accumulation Units outstanding at end of period (in thousands)	18	26	54	66	84	75	46
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.688	$17.583	$16.257	$17.521	$14.076	$10.052	$—
Accumulation Unit Value at end of period	$24.835	$23.688	$17.583	$16.257	$17.521	$14.076	$—
Number of Accumulation Units outstanding at end of period (in thousands)	31	34	20	14	40	38	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.028	$11.160	$10.324	$11.132	$8.948	$6.393	$10.689
Accumulation Unit Value at end of period	$15.748	$15.028	$11.160	$10.324	$11.132	$8.948	$6.393
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	10	8	9	6	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.328	$17.368	$16.106	$17.411	$14.030	$10.049	$—
Accumulation Unit Value at end of period	$24.385	$23.328	$17.368	$16.106	$17.411	$14.030	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	7	8	8	8	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.295	$13.101	$11.821	$11.729	$10.755	$8.710	$10.182
Accumulation Unit Value at end of period	$13.306	$13.295	$13.101	$11.821	$11.729	$10.755	$8.710
Number of Accumulation Units outstanding at end of period (in thousands)	1,550	2,096	4,734	5,347	5,414	5,229	2,264
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.064	$12.912	$11.686	$11.630	$10.695	$8.688	$10.177
Accumulation Unit Value at end of period	$13.036	$13.064	$12.912	$11.686	$11.630	$10.695	$8.688
Number of Accumulation Units outstanding at end of period (in thousands)	285	320	703	805	846	780	323
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.912	$12.788	$11.597	$11.564	$10.656	$8.674	$10.173
Accumulation Unit Value at end of period	$12.859	$12.912	$12.788	$11.597	$11.564	$10.656	$8.674
Number of Accumulation Units outstanding at end of period (in thousands)	246	360	614	700	738	748	456
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.428	$15.318	$13.926	$13.921	$12.861	$10.494	$—
Accumulation Unit Value at end of period	$15.326	$15.428	$15.318	$13.926	$13.921	$12.861	$—
Number of Accumulation Units outstanding at end of period (in thousands)	346	356	531	511	453	342	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.688	$12.604	$11.464	$11.466	$10.598	$8.652	$10.168
Accumulation Unit Value at end of period	$12.598	$12.688	$12.604	$11.464	$11.466	$10.598	$8.652
Number of Accumulation Units outstanding at end of period (in thousands)	108	128	122	116	129	110	69
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.194	$15.131	$13.797	$13.834	$12.818	$10.491	$—
Accumulation Unit Value at end of period	$15.049	$15.194	$15.131	$13.797	$13.834	$12.818	$—
Number of Accumulation Units outstanding at end of period (in thousands)	39	77	65	67	62	22	—

90

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.391	$11.234	$10.195	$10.176	$9.225	$7.198	$10.413
Accumulation Unit Value at end of period	$14.462	$13.391	$11.234	$10.195	$10.176	$9.225	$7.198
Number of Accumulation Units outstanding at end of period (in thousands)	457	472	443	433	382	306	118
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.159	$11.072	$10.078	$10.089	$9.175	$7.180	$10.408
Accumulation Unit Value at end of period	$14.168	$13.159	$11.072	$10.078	$10.089	$9.175	$7.180
Number of Accumulation Units outstanding at end of period (in thousands)	60	82	125	130	131	104	39
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.006	$10.965	$10.001	$10.032	$9.141	$7.168	$10.404
Accumulation Unit Value at end of period	$13.976	$13.006	$10.965	$10.001	$10.032	$9.141	$7.168
Number of Accumulation Units outstanding at end of period (in thousands)	23	27	39	33	24	21	17
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.560	$15.687	$14.343	$14.424	$13.175	$10.358	$—
Accumulation Unit Value at end of period	$19.894	$18.560	$15.687	$14.343	$14.424	$13.175	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	35	32	31	29	22	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.780	$10.807	$9.887	$9.947	$9.091	$7.150	$10.399
Accumulation Unit Value at end of period	$13.692	$12.780	$10.807	$9.887	$9.947	$9.091	$7.150
Number of Accumulation Units outstanding at end of period (in thousands)	11	10	19	22	8	10	6
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.278	$15.495	$14.211	$14.334	$13.132	$10.355	$—
Accumulation Unit Value at end of period	$19.534	$18.278	$15.495	$14.211	$14.334	$13.132	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.267	$9.698	$8.331	$9.561	$8.343	$5.823	$10.580
Accumulation Unit Value at end of period	$14.004	$13.267	$9.698	$8.331	$9.561	$8.343	$5.823
Number of Accumulation Units outstanding at end of period (in thousands)	6,737	10,056	17,868	22,375	24,221	23,668	14,067
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.037	$9.558	$8.236	$9.480	$8.297	$5.808	$10.575
Accumulation Unit Value at end of period	$13.719	$13.037	$9.558	$8.236	$9.480	$8.297	$5.808
Number of Accumulation Units outstanding at end of period (in thousands)	1,555	1,768	3,546	4,551	4,517	4,597	2,356
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.886	$9.466	$8.173	$9.426	$8.267	$5.798	$10.571
Accumulation Unit Value at end of period	$13.533	$12.886	$9.466	$8.173	$9.426	$8.267	$5.798
Number of Accumulation Units outstanding at end of period (in thousands)	618	967	1,918	2,479	2,765	3,048	2,217
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.916	$16.877	$14.608	$16.889	$14.849	$10.441	$—
Accumulation Unit Value at end of period	$24.007	$22.916	$16.877	$14.608	$16.889	$14.849	$—
Number of Accumulation Units outstanding at end of period (in thousands)	667	766	663	801	850	556	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.662	$9.330	$8.079	$9.346	$8.221	$5.784	$10.566
Accumulation Unit Value at end of period	$13.258	$12.662	$9.330	$8.079	$9.346	$8.221	$5.784
Number of Accumulation Units outstanding at end of period (in thousands)	249	303	394	500	558	562	449
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.568	$16.671	$14.473	$16.784	$14.800	$10.438	$—
Accumulation Unit Value at end of period	$23.572	$22.568	$16.671	$14.473	$16.784	$14.800	$—
Number of Accumulation Units outstanding at end of period (in thousands)	123	116	113	108	144	107	—

91

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.531	$10.877	$9.401	$9.448	$8.423	$6.815	$10.249
Accumulation Unit Value at end of period	$16.606	$14.531	$10.877	$9.401	$9.448	$8.423	$6.815
Number of Accumulation Units outstanding at end of period (in thousands)	1,563	2,364	2,809	3,417	3,758	3,321	1,440
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.279	$10.720	$9.293	$9.368	$8.376	$6.798	$10.244
Accumulation Unit Value at end of period	$16.269	$14.279	$10.720	$9.293	$9.368	$8.376	$6.798
Number of Accumulation Units outstanding at end of period (in thousands)	296	369	402	465	494	412	166
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.113	$10.617	$9.222	$9.315	$8.346	$6.786	$10.240
Accumulation Unit Value at end of period	$16.048	$14.113	$10.617	$9.222	$9.315	$8.346	$6.786
Number of Accumulation Units outstanding at end of period (in thousands)	86	192	308	382	427	405	307
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.410	$16.146	$14.061	$14.238	$12.788	$10.425	$—
Accumulation Unit Value at end of period	$24.284	$21.410	$16.146	$14.061	$14.238	$12.788	$—
Number of Accumulation Units outstanding at end of period (in thousands)	159	152	150	162	176	129	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.868	$10.464	$9.117	$9.236	$8.300	$6.769	$10.235
Accumulation Unit Value at end of period	$15.722	$13.868	$10.464	$9.117	$9.236	$8.300	$6.769
Number of Accumulation Units outstanding at end of period (in thousands)	32	45	53	60	68	65	33
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.085	$15.949	$13.931	$14.149	$12.746	$10.422	$—
Accumulation Unit Value at end of period	$23.844	$21.085	$15.949	$13.931	$14.149	$12.746	$—
Number of Accumulation Units outstanding at end of period (in thousands)	22	20	20	21	29	18	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.082	$10.852	$9.712	$9.745	$8.752	$7.136	$10.483
Accumulation Unit Value at end of period	$15.646	$14.082	$10.852	$9.712	$9.745	$8.752	$7.136
Number of Accumulation Units outstanding at end of period (in thousands)	4,574	7,129	10,614	13,121	14,166	13,324	7,136
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.837	$10.695	$9.601	$9.663	$8.703	$7.118	$10.478
Accumulation Unit Value at end of period	$15.329	$13.837	$10.695	$9.601	$9.663	$8.703	$7.118
Number of Accumulation Units outstanding at end of period (in thousands)	1,076	1,225	1,965	2,324	2,426	2,350	1,109
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.677	$10.592	$9.527	$9.608	$8.672	$7.106	$10.474
Accumulation Unit Value at end of period	$15.121	$13.677	$10.592	$9.527	$9.608	$8.672	$7.106
Number of Accumulation Units outstanding at end of period (in thousands)	357	520	937	1,220	1,339	1,420	882
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.654	$15.260	$13.760	$13.911	$12.587	$10.341	$—
Accumulation Unit Value at end of period	$21.675	$19.654	$15.260	$13.760	$13.911	$12.587	$—
Number of Accumulation Units outstanding at end of period (in thousands)	402	495	398	417	425	278	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.439	$10.440	$9.418	$9.527	$8.624	$7.089	$10.469
Accumulation Unit Value at end of period	$14.814	$13.439	$10.440	$9.418	$9.527	$8.624	$7.089
Number of Accumulation Units outstanding at end of period (in thousands)	46	58	120	138	145	135	95
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.356	$15.073	$13.633	$13.824	$12.545	$10.338	$—
Accumulation Unit Value at end of period	$21.282	$19.356	$15.073	$13.633	$13.824	$12.545	$—
Number of Accumulation Units outstanding at end of period (in thousands)	66	66	67	50	78	55	—

92

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.102	$8.281	$6.822	$8.054	$7.167	$5.371	$10.508
Accumulation Unit Value at end of period	$11.662	$11.102	$8.281	$6.822	$8.054	$7.167	$5.371
Number of Accumulation Units outstanding at end of period (in thousands)	56	44	40	47	34	34	37
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.909	$8.162	$6.744	$7.986	$7.127	$5.358	$10.503
Accumulation Unit Value at end of period	$11.425	$10.909	$8.162	$6.744	$7.986	$7.127	$5.358
Number of Accumulation Units outstanding at end of period (in thousands)	13	14	12	7	24	29	12
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.783	$8.083	$6.692	$7.940	$7.101	$5.349	$10.499
Accumulation Unit Value at end of period	$11.270	$10.783	$8.083	$6.692	$7.940	$7.101	$5.349
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	22	28	19	20	20
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.977	$15.764	$13.084	$15.564	$13.953	$10.537	$—
Accumulation Unit Value at end of period	$21.869	$20.977	$15.764	$13.084	$15.564	$13.953	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	10	10	7	3	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.595	$7.966	$6.615	$7.873	$7.062	$5.335	$10.494
Accumulation Unit Value at end of period	$11.041	$10.595	$7.966	$6.615	$7.873	$7.062	$5.335
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	3	4	4	4	6
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.658	$15.572	$12.963	$15.466	$13.907	$10.534	$—
Accumulation Unit Value at end of period	$21.473	$20.658	$15.572	$12.963	$15.466	$13.907	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	1	1	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.287	$9.951	$7.974	$8.897	$7.693	$6.034	$10.179
Accumulation Unit Value at end of period	$14.918	$13.287	$9.951	$7.974	$8.897	$7.693	$6.034
Number of Accumulation Units outstanding at end of period (in thousands)	2,174	3,210	4,536	5,558	6,250	5,861	2,659
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.056	$9.807	$7.883	$8.821	$7.651	$6.019	$10.173
Accumulation Unit Value at end of period	$14.615	$13.056	$9.807	$7.883	$8.821	$7.651	$6.019
Number of Accumulation Units outstanding at end of period (in thousands)	600	744	1,045	1,164	1,283	1,058	519
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.904	$9.713	$7.823	$8.771	$7.623	$6.009	$10.170
Accumulation Unit Value at end of period	$14.416	$12.904	$9.713	$7.823	$8.771	$7.623	$6.009
Number of Accumulation Units outstanding at end of period (in thousands)	151	269	466	582	640	654	482
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.360	$16.872	$13.623	$15.312	$13.341	$10.543	$—
Accumulation Unit Value at end of period	$24.917	$22.360	$16.872	$13.623	$15.312	$13.341	$—
Number of Accumulation Units outstanding at end of period (in thousands)	233	188	184	207	227	175	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.680	$9.573	$7.733	$8.697	$7.581	$5.994	$10.165
Accumulation Unit Value at end of period	$14.124	$12.680	$9.573	$7.733	$8.697	$7.581	$5.994
Number of Accumulation Units outstanding at end of period (in thousands)	37	52	60	86	99	102	52
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.021	$16.666	$13.497	$15.216	$13.297	$10.540	$—
Accumulation Unit Value at end of period	$24.466	$22.021	$16.666	$13.497	$15.216	$13.297	$—
Number of Accumulation Units outstanding at end of period (in thousands)	25	22	24	28	44	33	—

93

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.632	$14.932	$13.280	$12.895	$11.287	$7.626	$10.352
Accumulation Unit Value at end of period	$15.773	$15.632	$14.932	$13.280	$12.895	$11.287	$7.626
Number of Accumulation Units outstanding at end of period (in thousands)	461	709	1,357	1,451	1,783	1,148	188
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.361	$14.717	$13.128	$12.786	$11.225	$7.607	$10.347
Accumulation Unit Value at end of period	$15.453	$15.361	$14.717	$13.128	$12.786	$11.225	$7.607
Number of Accumulation Units outstanding at end of period (in thousands)	116	110	184	166	233	233	29
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.183	$14.575	$13.027	$12.714	$11.184	$7.594	$10.343
Accumulation Unit Value at end of period	$15.243	$15.183	$14.575	$13.027	$12.714	$11.184	$7.594
Number of Accumulation Units outstanding at end of period (in thousands)	39	61	121	181	224	200	40
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.504	$19.733	$17.682	$17.299	$15.256	$10.385	$—
Accumulation Unit Value at end of period	$20.534	$20.504	$19.733	$17.682	$17.299	$15.256	$—
Number of Accumulation Units outstanding at end of period (in thousands)	98	130	136	120	209	137	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.919	$14.365	$12.878	$12.606	$11.122	$7.575	$10.338
Accumulation Unit Value at end of period	$14.933	$14.919	$14.365	$12.878	$12.606	$11.122	$7.575
Number of Accumulation Units outstanding at end of period (in thousands)	26	29	42	52	50	41	15
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.193	$19.493	$17.519	$17.191	$15.206	$10.382	$—
Accumulation Unit Value at end of period	$20.162	$20.193	$19.493	$17.519	$17.191	$15.206	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	18	14	42	13	12	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.017	$9.214	$7.793	$9.210	$8.178	$6.230	$10.408
Accumulation Unit Value at end of period	$10.417	$11.017	$9.214	$7.793	$9.210	$8.178	$6.230
Number of Accumulation Units outstanding at end of period (in thousands)	829	1,117	904	1,096	1,088	884	604
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.825	$9.081	$7.704	$9.132	$8.133	$6.214	$10.403
Accumulation Unit Value at end of period	$10.205	$10.825	$9.081	$7.704	$9.132	$8.133	$6.214
Number of Accumulation Units outstanding at end of period (in thousands)	188	209	135	173	192	184	103
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.700	$8.994	$7.645	$9.080	$8.104	$6.204	$10.399
Accumulation Unit Value at end of period	$10.066	$10.700	$8.994	$7.645	$9.080	$8.104	$6.204
Number of Accumulation Units outstanding at end of period (in thousands)	48	73	151	190	206	180	142
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.219	$15.352	$13.083	$15.578	$13.937	$10.696	$—
Accumulation Unit Value at end of period	$17.097	$18.219	$15.352	$13.083	$15.578	$13.937	$—
Number of Accumulation Units outstanding at end of period (in thousands)	55	53	34	38	35	22	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.514	$8.864	$7.558	$9.003	$8.059	$6.188	$10.394
Accumulation Unit Value at end of period	$9.862	$10.514	$8.864	$7.558	$9.003	$8.059	$6.188
Number of Accumulation Units outstanding at end of period (in thousands)	15	25	21	27	31	38	23
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.942	$15.165	$12.962	$15.480	$13.891	$10.693	$—
Accumulation Unit Value at end of period	$16.787	$17.942	$15.165	$12.962	$15.480	$13.891	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	18	14	10	18	9	—

94

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.837	$11.151	$9.803	$10.313	$8.446	$6.642	$10.461
Accumulation Unit Value at end of period	$16.679	$15.837	$11.151	$9.803	$10.313	$8.446	$6.642
Number of Accumulation Units outstanding at end of period (in thousands)	210	354	340	464	563	687	328
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.562	$10.990	$9.691	$10.226	$8.400	$6.625	$10.456
Accumulation Unit Value at end of period	$16.340	$15.562	$10.990	$9.691	$10.226	$8.400	$6.625
Number of Accumulation Units outstanding at end of period (in thousands)	68	98	89	115	84	92	47
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.381	$10.885	$9.617	$10.168	$8.369	$6.614	$10.452
Accumulation Unit Value at end of period	$16.118	$15.381	$10.885	$9.617	$10.168	$8.369	$6.614
Number of Accumulation Units outstanding at end of period (in thousands)	24	41	77	96	103	114	97
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.013	$17.036	$15.089	$15.994	$13.197	$10.456	$—
Accumulation Unit Value at end of period	$25.101	$24.013	$17.036	$15.089	$15.994	$13.197	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	25	11	12	13	14	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.114	$10.728	$9.507	$10.082	$8.323	$6.597	$10.447
Accumulation Unit Value at end of period	$15.791	$15.114	$10.728	$9.507	$10.082	$8.323	$6.597
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	7	10	10	16	8
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.649	$16.828	$14.950	$15.894	$13.154	$10.453	$—
Accumulation Unit Value at end of period	$24.647	$23.649	$16.828	$14.950	$15.894	$13.154	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	2	7	1	4	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Small/Mid Cap Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.471	$11.438	$10.035	$10.320	$8.337	$5.732	$10.244
Accumulation Unit Value at end of period	$16.013	$15.471	$11.438	$10.035	$10.320	$8.337	$5.732
Number of Accumulation Units outstanding at end of period (in thousands)	79	114	354	282	342	252	133
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.203	$11.273	$9.920	$10.232	$8.292	$5.718	$10.239
Accumulation Unit Value at end of period	$15.688	$15.203	$11.273	$9.920	$10.232	$8.292	$5.718
Number of Accumulation Units outstanding at end of period (in thousands)	31	38	47	72	60	141	21
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.026	$11.165	$9.844	$10.174	$8.261	$5.708	$10.236
Accumulation Unit Value at end of period	$15.475	$15.026	$11.165	$9.844	$10.174	$8.261	$5.708
Number of Accumulation Units outstanding at end of period (in thousands)	17	19	36	60	94	67	39
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.802	$19.964	$17.648	$18.285	$14.884	$10.310	$—
Accumulation Unit Value at end of period	$27.534	$26.802	$19.964	$17.648	$18.285	$14.884	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	22	21	32	33	27	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.765	$11.004	$9.732	$10.088	$8.216	$5.694	$10.230
Accumulation Unit Value at end of period	$15.160	$14.765	$11.004	$9.732	$10.088	$8.216	$5.694
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	2	3	2	8	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.396	$19.720	$17.485	$18.170	$14.835	$10.307	$—
Accumulation Unit Value at end of period	$27.035	$26.396	$19.720	$17.485	$18.170	$14.835	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	18	13	15	15	15	—

95

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford SmallCap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.240	$14.203	$12.300	$12.329	$9.179	$6.892	$10.631
Accumulation Unit Value at end of period	$21.071	$20.240	$14.203	$12.300	$12.329	$9.179	$6.892
Number of Accumulation Units outstanding at end of period (in thousands)	105	154	296	314	193	133	73
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.889	$13.999	$12.159	$12.225	$9.128	$6.875	$10.626
Accumulation Unit Value at end of period	$20.643	$19.889	$13.999	$12.159	$12.225	$9.128	$6.875
Number of Accumulation Units outstanding at end of period (in thousands)	30	46	82	74	53	26	22
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.658	$13.864	$12.066	$12.156	$9.095	$6.863	$10.622
Accumulation Unit Value at end of period	$20.363	$19.658	$13.864	$12.066	$12.156	$9.095	$6.863
Number of Accumulation Units outstanding at end of period (in thousands)	10	33	62	69	39	41	36
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.112	$21.290	$18.575	$18.760	$14.071	$10.645	$—
Accumulation Unit Value at end of period	$31.113	$30.112	$21.290	$18.575	$18.760	$14.071	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	26	10	14	12	7	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.317	$13.664	$11.928	$12.053	$9.045	$6.846	$10.617
Accumulation Unit Value at end of period	$19.949	$19.317	$13.664	$11.928	$12.053	$9.045	$6.846
Number of Accumulation Units outstanding at end of period (in thousands)	8	5	2	16	10	3	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.655	$21.030	$18.404	$18.643	$14.025	$10.642	$—
Accumulation Unit Value at end of period	$30.550	$29.655	$21.030	$18.404	$18.643	$14.025	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	15	15	16	13	13	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.974	$10.742	$9.547	$9.814	$8.691	$6.242	$10.633
Accumulation Unit Value at end of period	$15.299	$13.974	$10.742	$9.547	$9.814	$8.691	$6.242
Number of Accumulation Units outstanding at end of period (in thousands)	18	28	233	31	41	39	26
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.731	$10.587	$9.438	$9.731	$8.643	$6.227	$10.627
Accumulation Unit Value at end of period	$14.989	$13.731	$10.587	$9.438	$9.731	$8.643	$6.227
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	2	2	3	3	2
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.572	$10.485	$9.366	$9.675	$8.611	$6.216	$10.624
Accumulation Unit Value at end of period	$14.785	$13.572	$10.485	$9.366	$9.675	$8.611	$6.216
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	10	5	8	14	8
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.276	$17.253	$15.449	$16.000	$14.276	$10.331	$—
Accumulation Unit Value at end of period	$24.206	$22.276	$17.253	$15.449	$16.000	$14.276	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	6	3	3	5	9	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.336	$10.334	$9.259	$9.593	$8.564	$6.201	$10.618
Accumulation Unit Value at end of period	$14.485	$13.336	$10.334	$9.259	$9.593	$8.564	$6.201
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	5	2	2	3	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.938	$17.042	$15.307	$15.900	$14.229	$10.328	$—
Accumulation Unit Value at end of period	$23.768	$21.938	$17.042	$15.307	$15.900	$14.229	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	2	2	1	6	6	—

96

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.629	$11.986	$11.331	$10.767	$10.181	$9.000	$9.941
Accumulation Unit Value at end of period	$12.112	$11.629	$11.986	$11.331	$10.767	$10.181	$9.000
Number of Accumulation Units outstanding at end of period (in thousands)	10,813	15,656	15,445	17,214	19,012	17,393	7,751
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.427	$11.814	$11.202	$10.676	$10.125	$8.977	$9.936
Accumulation Unit Value at end of period	$11.866	$11.427	$11.814	$11.202	$10.676	$10.125	$8.977
Number of Accumulation Units outstanding at end of period (in thousands)	2,379	2,669	2,599	2,819	3,030	2,668	1,170
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.295	$11.700	$11.116	$10.616	$10.088	$8.962	$9.933
Accumulation Unit Value at end of period	$11.705	$11.295	$11.700	$11.116	$10.616	$10.088	$8.962
Number of Accumulation Units outstanding at end of period (in thousands)	560	908	1,430	1,688	1,778	1,722	1,072
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.765	$13.256	$12.626	$12.088	$11.516	$10.256	$—
Accumulation Unit Value at end of period	$13.196	$12.765	$13.256	$12.626	$12.088	$11.516	$—
Number of Accumulation Units outstanding at end of period (in thousands)	865	946	846	920	914	621	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.099	$11.531	$10.989	$10.526	$10.033	$8.940	$9.928
Accumulation Unit Value at end of period	$11.468	$11.099	$11.531	$10.989	$10.526	$10.033	$8.940
Number of Accumulation Units outstanding at end of period (in thousands)	115	119	151	190	216	227	109
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.572	$13.094	$12.510	$12.012	$11.478	$10.253	$—
Accumulation Unit Value at end of period	$12.957	$12.572	$13.094	$12.510	$12.012	$11.478	$—
Number of Accumulation Units outstanding at end of period (in thousands)	100	108	94	89	120	83	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.134	$10.479	$10.273	$9.959	$9.754	$9.592	$9.798
Accumulation Unit Value at end of period	$10.249	$10.134	$10.479	$10.273	$9.959	$9.754	$9.592
Number of Accumulation Units outstanding at end of period (in thousands)	430	601	1,702	2,083	1,651	1,651	1,434
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.958	$10.328	$10.156	$9.874	$9.701	$9.568	$9.793
Accumulation Unit Value at end of period	$10.041	$9.958	$10.328	$10.156	$9.874	$9.701	$9.568
Number of Accumulation Units outstanding at end of period (in thousands)	158	213	270	249	305	175	82
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.842	$10.228	$10.078	$9.819	$9.665	$9.552	$9.790
Accumulation Unit Value at end of period	$9.904	$9.842	$10.228	$10.078	$9.819	$9.665	$9.552
Number of Accumulation Units outstanding at end of period (in thousands)	104	129	211	277	375	403	401
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.202	$10.629	$10.499	$10.254	$10.120	$10.026	$—
Accumulation Unit Value at end of period	$10.241	$10.202	$10.629	$10.499	$10.254	$10.120	$—
Number of Accumulation Units outstanding at end of period (in thousands)	163	221	360	221	188	147	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.672	$10.081	$9.963	$9.735	$9.612	$9.529	$9.785
Accumulation Unit Value at end of period	$9.703	$9.672	$10.081	$9.963	$9.735	$9.612	$9.529
Number of Accumulation Units outstanding at end of period (in thousands)	13	62	127	137	147	147	14
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.048	$10.499	$10.402	$10.190	$10.086	$10.024	$—
Accumulation Unit Value at end of period	$10.055	$10.048	$10.499	$10.402	$10.190	$10.086	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	16	172	32	11	6	—

97

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.225	$9.379	$9.535	$9.693	$9.855	$10.012	$10.013
Accumulation Unit Value at end of period	$9.083	$9.225	$9.379	$9.535	$9.693	$9.855	$10.012
Number of Accumulation Units outstanding at end of period (in thousands)	1,420	2,459	5,019	5,872	4,799	6,042	5,454
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.065	$9.244	$9.426	$9.611	$9.801	$9.987	$10.008
Accumulation Unit Value at end of period	$8.899	$9.065	$9.244	$9.426	$9.611	$9.801	$9.987
Number of Accumulation Units outstanding at end of period (in thousands)	194	352	825	544	708	822	389
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.960	$9.155	$9.354	$9.557	$9.765	$9.970	$10.004
Accumulation Unit Value at end of period	$8.778	$8.960	$9.155	$9.354	$9.557	$9.765	$9.970
Number of Accumulation Units outstanding at end of period (in thousands)	520	690	1,007	916	826	1,179	978
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.859	$9.074	$9.295	$9.520	$9.752	$9.982	$—
Accumulation Unit Value at end of period	$8.658	$8.859	$9.074	$9.295	$9.520	$9.752	$—
Number of Accumulation Units outstanding at end of period (in thousands)	306	583	425	444	322	72	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.805	$9.023	$9.247	$9.476	$9.711	$9.945	$10.000
Accumulation Unit Value at end of period	$8.600	$8.805	$9.023	$9.247	$9.476	$9.711	$9.945
Number of Accumulation Units outstanding at end of period (in thousands)	18	33	64	53	103	155	91
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.725	$8.963	$9.209	$9.461	$9.720	$9.979	$—
Accumulation Unit Value at end of period	$8.501	$8.725	$8.963	$9.209	$9.461	$9.720	$—
Number of Accumulation Units outstanding at end of period (in thousands)	35	41	203	94	85	48	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.060	$10.834	$9.415	$9.762	$8.655	$7.075	$10.637
Accumulation Unit Value at end of period	$15.402	$14.060	$10.834	$9.415	$9.762	$8.655	$7.075
Number of Accumulation Units outstanding at end of period (in thousands)	138	207	437	522	571	257	194
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.816	$10.677	$9.307	$9.679	$8.607	$7.057	$10.632
Accumulation Unit Value at end of period	$15.089	$13.816	$10.677	$9.307	$9.679	$8.607	$7.057
Number of Accumulation Units outstanding at end of period (in thousands)	48	65	280	374	402	344	156
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.656	$10.575	$9.236	$9.625	$8.576	$7.045	$10.628
Accumulation Unit Value at end of period	$14.884	$13.656	$10.575	$9.236	$9.625	$8.576	$7.045
Number of Accumulation Units outstanding at end of period (in thousands)	41	55	65	88	83	28	26
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.732	$15.318	$13.412	$14.012	$12.516	$10.308	$—
Accumulation Unit Value at end of period	$21.453	$19.732	$15.318	$13.412	$14.012	$12.516	$—
Number of Accumulation Units outstanding at end of period (in thousands)	31	33	36	36	37	15	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.419	$10.422	$9.130	$9.543	$8.529	$7.027	$10.623
Accumulation Unit Value at end of period	$14.582	$13.419	$10.422	$9.130	$9.543	$8.529	$7.027
Number of Accumulation Units outstanding at end of period (in thousands)	1	5	20	14	16	2	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.432	$15.131	$13.288	$13.924	$12.475	$10.305	$—
Accumulation Unit Value at end of period	$21.064	$19.432	$15.131	$13.288	$13.924	$12.475	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	6	10	—	—

98

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Asset Allocation Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.204	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.765	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	803	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.950	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.492	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	73	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.783	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.313	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	218	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.974	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.709	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	312	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.538	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.050	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.658	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.370	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Blue Chip Income and Growth Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.818	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.729	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	362	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.553	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.437	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	142	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.378	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.246	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	115	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.578	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.902	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	126	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.121	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.964	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.217	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.505	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	—	—	—	—	—	—

99

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Bond Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.952	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.916	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4,145	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.741	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.700	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,058	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.603	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.558	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	243	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.219	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.161	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	339	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.399	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.349	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	64	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.005	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.941	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	44	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Global Bond Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.302	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.960	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	180	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.085	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.743	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.942	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.601	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	91	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.858	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.482	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	73	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.732	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.391	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.650	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.274	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	—	—	—	—	—	—

100

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Global Growth and Income Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.459	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.058	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	589	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.238	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.819	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	119	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.094	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.662	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	192	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.315	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.295	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	104	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.881	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.431	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	61	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.976	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.927	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Global Growth Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.508	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.204	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	211	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.268	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.943	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	110	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.110	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.771	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	39	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.082	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.168	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	67	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.877	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.518	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	90	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.730	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.785	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	—	—	—	—	—	—

101

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Global Small Capitalization Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.512	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.072	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	853	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.310	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.853	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	273	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.177	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.709	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	83	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.156	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.250	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	71	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.982	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.497	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.785	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.847	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Growth Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.740	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.658	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3,689	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.495	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.388	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	771	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.334	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.210	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	373	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.658	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.186	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	445	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.097	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.949	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	284	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.278	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.766	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	83	—	—	—	—	—	—

102

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Growth-Income Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.400	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.261	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,627	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.143	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.979	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	461	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.973	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.793	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	206	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.500	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.784	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	211	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.724	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.520	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	172	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.140	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.390	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	56	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds International Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.729	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.886	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3,419	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.541	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.690	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	926	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.419	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.562	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	266	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.632	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.876	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	266	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.237	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.372	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	83	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.340	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.570	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	51	—	—	—	—	—	—

103

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds New World Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.046	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.687	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	311	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.852	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.495	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	133	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.726	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.369	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	103	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.987	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.356	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	95	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.539	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.184	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.689	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.060	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	30	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.506	$9.822	$10.135	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.370	$13.506	$9.822	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	24	40	40	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.432	$9.797	$10.129	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.248	$13.432	$9.797	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	9	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.382	$9.781	$10.126	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.168	$13.382	$9.781	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	8	10	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.321	$9.760	$10.122	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.068	$13.321	$9.760	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	57	41	28	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.309	$9.756	$10.121	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.048	$13.309	$9.756	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.248	$9.736	$10.117	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.949	$13.248	$9.736	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	—	—	—	—

104

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. American Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.589	$11.833	$10.275	$10.360	$8.620	$6.298	$10.475
Accumulation Unit Value at end of period	$16.787	$15.589	$11.833	$10.275	$10.360	$8.620	$6.298
Number of Accumulation Units outstanding at end of period (in thousands)	50	57	198	256	236	279	181
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.318	$11.662	$10.157	$10.273	$8.573	$6.282	$10.470
Accumulation Unit Value at end of period	$16.447	$15.318	$11.662	$10.157	$10.273	$8.573	$6.282
Number of Accumulation Units outstanding at end of period (in thousands)	17	19	69	68	71	70	58
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.141	$11.550	$10.080	$10.215	$8.542	$6.271	$10.467
Accumulation Unit Value at end of period	$16.223	$15.141	$11.550	$10.080	$10.215	$8.542	$6.271
Number of Accumulation Units outstanding at end of period (in thousands)	15	16	41	42	47	51	32
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.174	$19.252	$16.843	$17.111	$14.345	$10.558	$—
Accumulation Unit Value at end of period	$26.907	$25.174	$19.252	$16.843	$17.111	$14.345	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	24	8	9	10	10	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.878	$11.384	$9.965	$10.128	$8.495	$6.256	$10.462
Accumulation Unit Value at end of period	$15.895	$14.878	$11.384	$9.965	$10.128	$8.495	$6.256
Number of Accumulation Units outstanding at end of period (in thousands)	4	10	10	6	5	6	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.793	$19.017	$16.688	$17.004	$14.298	$10.555	$—
Accumulation Unit Value at end of period	$26.420	$24.793	$19.017	$16.688	$17.004	$14.298	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Balanced Risk Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.862	$11.891	$10.926	$10.345	$—	$—	$—
Accumulation Unit Value at end of period	$12.334	$11.862	$11.891	$10.926	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	350	517	825	738	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.763	$11.827	$10.900	$10.341	$—	$—	$—
Accumulation Unit Value at end of period	$12.195	$11.763	$11.827	$10.900	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	79	80	177	78	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.698	$11.785	$10.883	$10.338	$—	$—	$—
Accumulation Unit Value at end of period	$12.103	$11.698	$11.785	$10.883	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	5	13	7	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.617	$11.732	$10.861	$10.335	$—	$—	$—
Accumulation Unit Value at end of period	$11.989	$11.617	$11.732	$10.861	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	14	20	8	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.600	$11.722	$10.857	$10.334	$—	$—	$—
Accumulation Unit Value at end of period	$11.966	$11.600	$11.722	$10.857	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	10	6	12	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.520	$11.669	$10.836	$10.331	$—	$—	$—
Accumulation Unit Value at end of period	$11.853	$11.520	$11.669	$10.836	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	13	21	13	—	—	—

105

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.638	$10.753	$9.622	$9.811	$9.130	$7.252	$10.385
Accumulation Unit Value at end of period	$14.467	$13.638	$10.753	$9.622	$9.811	$9.130	$7.252
Number of Accumulation Units outstanding at end of period (in thousands)	46	52	88	110	243	309	98
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.402	$10.598	$9.512	$9.728	$9.080	$7.234	$10.380
Accumulation Unit Value at end of period	$14.174	$13.402	$10.598	$9.512	$9.728	$9.080	$7.234
Number of Accumulation Units outstanding at end of period (in thousands)	21	23	17	29	53	51	57
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.246	$10.497	$9.439	$9.673	$9.047	$7.222	$10.376
Accumulation Unit Value at end of period	$13.982	$13.246	$10.497	$9.439	$9.673	$9.047	$7.222
Number of Accumulation Units outstanding at end of period (in thousands)	6	10	37	38	49	44	37
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.434	$14.644	$13.202	$13.562	$12.716	$10.177	$—
Accumulation Unit Value at end of period	$19.409	$18.434	$14.644	$13.202	$13.562	$12.716	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	36	16	2	6	1	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.017	$10.346	$9.332	$9.591	$8.997	$7.204	$10.371
Accumulation Unit Value at end of period	$13.698	$13.017	$10.346	$9.332	$9.591	$8.997	$7.204
Number of Accumulation Units outstanding at end of period (in thousands)	6	4	4	4	4	5	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.154	$14.465	$13.080	$13.478	$12.674	$10.174	$—
Accumulation Unit Value at end of period	$19.057	$18.154	$14.465	$13.080	$13.478	$12.674	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.943	$10.597	$9.421	$9.799	$8.880	$7.274	$10.476
Accumulation Unit Value at end of period	$15.082	$13.943	$10.597	$9.421	$9.799	$8.880	$7.274
Number of Accumulation Units outstanding at end of period (in thousands)	87	125	240	283	299	304	187
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.701	$10.444	$9.313	$9.717	$8.831	$7.256	$10.471
Accumulation Unit Value at end of period	$14.776	$13.701	$10.444	$9.313	$9.717	$8.831	$7.256
Number of Accumulation Units outstanding at end of period (in thousands)	34	37	26	28	34	33	26
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.543	$10.344	$9.242	$9.662	$8.799	$7.244	$10.468
Accumulation Unit Value at end of period	$14.575	$13.543	$10.344	$9.242	$9.662	$8.799	$7.244
Number of Accumulation Units outstanding at end of period (in thousands)	13	25	40	41	40	39	22
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.120	$14.640	$13.114	$13.743	$12.547	$10.355	$—
Accumulation Unit Value at end of period	$20.527	$19.120	$14.640	$13.114	$13.743	$12.547	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	15	8	5	5	4	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.308	$10.195	$9.137	$9.580	$8.751	$7.226	$10.463
Accumulation Unit Value at end of period	$14.280	$13.308	$10.195	$9.137	$9.580	$8.751	$7.226
Number of Accumulation Units outstanding at end of period (in thousands)	2	14	15	15	15	15	13
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.830	$14.461	$12.993	$13.657	$12.506	$10.353	$—
Accumulation Unit Value at end of period	$20.155	$18.830	$14.461	$12.993	$13.657	$12.506	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	9	8	3	3	3	—

106

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.378	$9.744	$8.595	$9.394	$8.481	$6.391	$10.303
Accumulation Unit Value at end of period	$11.202	$11.378	$9.744	$8.595	$9.394	$8.481	$6.391
Number of Accumulation Units outstanding at end of period (in thousands)	958	1,278	1,528	1,754	1,918	1,843	830
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.181	$9.603	$8.496	$9.315	$8.435	$6.375	$10.298
Accumulation Unit Value at end of period	$10.975	$11.181	$9.603	$8.496	$9.315	$8.435	$6.375
Number of Accumulation Units outstanding at end of period (in thousands)	181	189	228	259	259	224	97
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.051	$9.511	$8.431	$9.262	$8.404	$6.365	$10.295
Accumulation Unit Value at end of period	$10.826	$11.051	$9.511	$8.431	$9.262	$8.404	$6.365
Number of Accumulation Units outstanding at end of period (in thousands)	71	124	177	211	216	215	170
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.248	$15.744	$13.992	$15.409	$14.016	$10.641	$—
Accumulation Unit Value at end of period	$17.831	$18.248	$15.744	$13.992	$15.409	$14.016	$—
Number of Accumulation Units outstanding at end of period (in thousands)	88	72	70	76	76	57	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.860	$9.374	$8.335	$9.184	$8.358	$6.349	$10.290
Accumulation Unit Value at end of period	$10.606	$10.860	$9.374	$8.335	$9.184	$8.358	$6.349
Number of Accumulation Units outstanding at end of period (in thousands)	19	23	24	39	36	37	21
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.971	$15.552	$13.863	$15.313	$13.971	$10.639	$—
Accumulation Unit Value at end of period	$17.508	$17.971	$15.552	$13.863	$15.313	$13.971	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	10	10	48	19	15	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.246	$9.858	$10.015	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.032	$13.246	$9.858	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	23	46	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.173	$9.833	$10.010	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.913	$13.173	$9.833	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	7	9	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.125	$9.817	$10.007	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.834	$13.125	$9.817	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	12	19	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.065	$9.796	$10.003	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.737	$13.065	$9.796	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	31	32	22	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.053	$9.792	$10.002	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.717	$13.053	$9.792	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.993	$9.772	$9.998	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.620	$12.993	$9.772	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	—	—	—	—

107

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.905	$9.980	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.744	$9.905	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	814	1,155	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.888	$9.976	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.698	$9.888	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	361	318	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.876	$9.974	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.667	$9.876	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	87	114	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.862	$9.971	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.629	$9.862	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	115	171	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.859	$9.970	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.621	$9.859	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.844	$9.967	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.583	$9.844	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	22	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.569	$12.287	$10.991	$11.285	$8.948	$7.524	$10.730
Accumulation Unit Value at end of period	$16.637	$16.569	$12.287	$10.991	$11.285	$8.948	$7.524
Number of Accumulation Units outstanding at end of period (in thousands)	270	375	397	475	432	221	113
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.282	$12.111	$10.865	$11.189	$8.899	$7.506	$10.724
Accumulation Unit Value at end of period	$16.300	$16.282	$12.111	$10.865	$11.189	$8.899	$7.506
Number of Accumulation Units outstanding at end of period (in thousands)	57	71	68	70	51	24	12
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.093	$11.994	$10.782	$11.126	$8.866	$7.493	$10.721
Accumulation Unit Value at end of period	$16.079	$16.093	$11.994	$10.782	$11.126	$8.866	$7.493
Number of Accumulation Units outstanding at end of period (in thousands)	16	25	64	67	77	63	50
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.188	$16.578	$14.940	$15.455	$12.347	$10.461	$—
Accumulation Unit Value at end of period	$22.113	$22.188	$16.578	$14.940	$15.455	$12.347	$—
Number of Accumulation Units outstanding at end of period (in thousands)	39	34	26	25	29	18	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.814	$11.822	$10.659	$11.032	$8.818	$7.475	$10.716
Accumulation Unit Value at end of period	$15.753	$15.814	$11.822	$10.659	$11.032	$8.818	$7.475
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	8	9	7	5	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.851	$16.376	$14.802	$15.359	$12.307	$10.458	$—
Accumulation Unit Value at end of period	$21.713	$21.851	$16.376	$14.802	$15.359	$12.307	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	6	5	—	—

108

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Lord Abbett Bond-Debenture Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.682	$13.798	$12.465	$12.141	$10.989	$8.318	$10.285
Accumulation Unit Value at end of period	$15.069	$14.682	$13.798	$12.465	$12.141	$10.989	$8.318
Number of Accumulation Units outstanding at end of period (in thousands)	643	883	1,727	2,100	2,294	2,396	1,137
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.427	$13.600	$12.323	$12.038	$10.929	$8.297	$10.280
Accumulation Unit Value at end of period	$14.764	$14.427	$13.600	$12.323	$12.038	$10.929	$8.297
Number of Accumulation Units outstanding at end of period (in thousands)	105	128	263	302	304	293	133
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.260	$13.469	$12.229	$11.970	$10.889	$8.283	$10.277
Accumulation Unit Value at end of period	$14.563	$14.260	$13.469	$12.229	$11.970	$10.889	$8.283
Number of Accumulation Units outstanding at end of period (in thousands)	114	161	281	362	376	403	316
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.858	$16.910	$15.391	$15.103	$13.774	$10.504	$—
Accumulation Unit Value at end of period	$18.192	$17.858	$16.910	$15.391	$15.103	$13.774	$—
Number of Accumulation Units outstanding at end of period (in thousands)	151	148	139	152	126	115	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.013	$13.275	$12.089	$11.869	$10.829	$8.263	$10.271
Accumulation Unit Value at end of period	$14.268	$14.013	$13.275	$12.089	$11.869	$10.829	$8.263
Number of Accumulation Units outstanding at end of period (in thousands)	30	35	25	29	76	185	21
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.587	$16.703	$15.249	$15.009	$13.729	$10.501	$—
Accumulation Unit Value at end of period	$17.863	$17.587	$16.703	$15.249	$15.009	$13.729	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	8	14	15	17	17	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Lord Abbett Calibrated Dividend Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.765	$11.733	$10.607	$10.763	$9.534	$7.854	$10.366
Accumulation Unit Value at end of period	$16.199	$14.765	$11.733	$10.607	$10.763	$9.534	$7.854
Number of Accumulation Units outstanding at end of period (in thousands)	367	504	465	511	359	265	121
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.509	$11.565	$10.486	$10.672	$9.482	$7.834	$10.361
Accumulation Unit Value at end of period	$15.871	$14.509	$11.565	$10.486	$10.672	$9.482	$7.834
Number of Accumulation Units outstanding at end of period (in thousands)	60	54	112	155	118	120	32
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.341	$11.453	$10.406	$10.612	$9.447	$7.821	$10.357
Accumulation Unit Value at end of period	$15.656	$14.341	$11.453	$10.406	$10.612	$9.447	$7.821
Number of Accumulation Units outstanding at end of period (in thousands)	15	18	27	28	32	44	12
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.856	$15.097	$13.751	$14.058	$12.546	$10.413	$—
Accumulation Unit Value at end of period	$20.533	$18.856	$15.097	$13.751	$14.058	$12.546	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	24	23	25	21	19	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.092	$11.289	$10.287	$10.522	$9.395	$7.802	$10.352
Accumulation Unit Value at end of period	$15.338	$14.092	$11.289	$10.287	$10.522	$9.395	$7.802
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	7	9	8	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.570	$14.913	$13.624	$13.970	$12.505	$10.410	$—
Accumulation Unit Value at end of period	$20.162	$18.570	$14.913	$13.624	$13.970	$12.505	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	4	4	5	5	—

109

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Lord Abbett Growth and Income Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.678	$9.484	$8.602	$9.312	$8.063	$6.894	$10.527
Accumulation Unit Value at end of period	$13.425	$12.678	$9.484	$8.602	$9.312	$8.063	$6.894
Number of Accumulation Units outstanding at end of period (in thousands)	80	124	281	320	341	338	242
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.459	$9.348	$8.504	$9.233	$8.018	$6.877	$10.522
Accumulation Unit Value at end of period	$13.153	$12.459	$9.348	$8.504	$9.233	$8.018	$6.877
Number of Accumulation Units outstanding at end of period (in thousands)	28	43	58	60	79	82	45
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.314	$9.258	$8.439	$9.181	$7.989	$6.865	$10.518
Accumulation Unit Value at end of period	$12.975	$12.314	$9.258	$8.439	$9.181	$7.989	$6.865
Number of Accumulation Units outstanding at end of period (in thousands)	46	48	62	76	67	67	45
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.320	$13.808	$12.618	$13.761	$12.005	$10.342	$—
Accumulation Unit Value at end of period	$19.255	$18.320	$13.808	$12.618	$13.761	$12.005	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	22	7	4	11	11	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.101	$9.125	$8.343	$9.103	$7.945	$6.848	$10.513
Accumulation Unit Value at end of period	$12.711	$12.101	$9.125	$8.343	$9.103	$7.945	$6.848
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	18	10	10	10	8
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.043	$13.639	$12.501	$13.675	$11.966	$10.339	$—
Accumulation Unit Value at end of period	$18.906	$18.043	$13.639	$12.501	$13.675	$11.966	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	7	7	7	7	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.644	$11.652	$10.118	$10.344	$9.142	$6.768	$10.619
Accumulation Unit Value at end of period	$16.724	$15.644	$11.652	$10.118	$10.344	$9.142	$6.768
Number of Accumulation Units outstanding at end of period (in thousands)	340	494	100	128	102	71	38
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.372	$11.484	$10.002	$10.256	$9.092	$6.751	$10.613
Accumulation Unit Value at end of period	$16.385	$15.372	$11.484	$10.002	$10.256	$9.092	$6.751
Number of Accumulation Units outstanding at end of period (in thousands)	53	74	160	28	23	16	2
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.194	$11.373	$9.926	$10.198	$9.059	$6.740	$10.610
Accumulation Unit Value at end of period	$16.162	$15.194	$11.373	$9.926	$10.198	$9.059	$6.740
Number of Accumulation Units outstanding at end of period (in thousands)	15	14	26	16	12	18	7
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.490	$16.877	$14.766	$15.209	$13.544	$10.102	$—
Accumulation Unit Value at end of period	$23.864	$22.490	$16.877	$14.766	$15.209	$13.544	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	22	15	5	3	2	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.931	$11.210	$9.812	$10.112	$9.009	$6.723	$10.605
Accumulation Unit Value at end of period	$15.835	$14.931	$11.210	$9.812	$10.112	$9.009	$6.723
Number of Accumulation Units outstanding at end of period (in thousands)	—	2	2	2	—	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.149	$16.671	$14.629	$15.114	$13.499	$10.099	$—
Accumulation Unit Value at end of period	$23.432	$22.149	$16.671	$14.629	$15.114	$13.499	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	4	3	7	7	—

110

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.034	$10.830	$9.265	$9.653	$8.850	$7.110	$10.600
Accumulation Unit Value at end of period	$15.283	$14.034	$10.830	$9.265	$9.653	$8.850	$7.110
Number of Accumulation Units outstanding at end of period (in thousands)	36	56	106	98	114	114	60
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.791	$10.674	$9.159	$9.571	$8.802	$7.092	$10.595
Accumulation Unit Value at end of period	$14.973	$13.791	$10.674	$9.159	$9.571	$8.802	$7.092
Number of Accumulation Units outstanding at end of period (in thousands)	54	102	121	6	1	1	1
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.631	$10.572	$9.089	$9.517	$8.770	$7.080	$10.591
Accumulation Unit Value at end of period	$14.770	$13.631	$10.572	$9.089	$9.517	$8.770	$7.080
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	9	19	14	14	17
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.423	$15.101	$13.017	$13.664	$12.622	$10.216	$—
Accumulation Unit Value at end of period	$20.993	$19.423	$15.101	$13.017	$13.664	$12.622	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	4	7	13	1	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.394	$10.419	$8.985	$9.437	$8.722	$7.062	$10.586
Accumulation Unit Value at end of period	$14.470	$13.394	$10.419	$8.985	$9.437	$8.722	$7.062
Number of Accumulation Units outstanding at end of period (in thousands)	—	2	4	4	2	2	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.128	$14.917	$12.896	$13.578	$12.581	$10.213	$—
Accumulation Unit Value at end of period	$20.613	$19.128	$14.917	$12.896	$13.578	$12.581	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	3	4	2	2	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
MFS Research Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.279	$12.646	$12.009	$11.466	$10.874	$9.537	$10.040
Accumulation Unit Value at end of period	$12.757	$12.279	$12.646	$12.009	$11.466	$10.874	$9.537
Number of Accumulation Units outstanding at end of period (in thousands)	4,474	6,389	2,247	1,942	1,756	750	152
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.066	$12.464	$11.872	$11.369	$10.814	$9.513	$10.035
Accumulation Unit Value at end of period	$12.498	$12.066	$12.464	$11.872	$11.369	$10.814	$9.513
Number of Accumulation Units outstanding at end of period (in thousands)	1,055	1,212	317	238	229	59	8
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.926	$12.344	$11.781	$11.305	$10.774	$9.497	$10.032
Accumulation Unit Value at end of period	$12.328	$11.926	$12.344	$11.781	$11.305	$10.774	$9.497
Number of Accumulation Units outstanding at end of period (in thousands)	62	98	239	210	172	106	18
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.747	$13.227	$12.655	$12.174	$11.632	$10.279	$—
Accumulation Unit Value at end of period	$13.144	$12.747	$13.227	$12.655	$12.174	$11.632	$—
Number of Accumulation Units outstanding at end of period (in thousands)	157	138	213	95	145	67	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.719	$12.167	$11.647	$11.209	$10.715	$9.474	$10.027
Accumulation Unit Value at end of period	$12.078	$11.719	$12.167	$11.647	$11.209	$10.715	$9.474
Number of Accumulation Units outstanding at end of period (in thousands)	29	34	32	31	26	20	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.553	$13.065	$12.538	$12.098	$11.593	$10.276	$—
Accumulation Unit Value at end of period	$12.906	$12.553	$13.065	$12.538	$12.098	$11.593	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	16	18	17	15	3	—

111

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.743	$10.911	$9.999	$10.007	$9.279	$8.013	$10.255
Accumulation Unit Value at end of period	$13.567	$12.743	$10.911	$9.999	$10.007	$9.279	$8.013
Number of Accumulation Units outstanding at end of period (in thousands)	814	1,118	2,245	2,450	2,306	1,982	964
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.522	$10.754	$9.885	$9.922	$9.229	$7.993	$10.250
Accumulation Unit Value at end of period	$13.292	$12.522	$10.754	$9.885	$9.922	$9.229	$7.993
Number of Accumulation Units outstanding at end of period (in thousands)	156	163	413	437	443	355	134
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.377	$10.650	$9.809	$9.866	$9.195	$7.980	$10.247
Accumulation Unit Value at end of period	$13.112	$12.377	$10.650	$9.809	$9.866	$9.195	$7.980
Number of Accumulation Units outstanding at end of period (in thousands)	93	111	189	262	308	326	243
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.768	$13.603	$12.560	$12.664	$11.832	$10.295	$—
Accumulation Unit Value at end of period	$16.662	$15.768	$13.603	$12.560	$12.664	$11.832	$—
Number of Accumulation Units outstanding at end of period (in thousands)	89	103	99	118	110	83	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.163	$10.497	$9.697	$9.783	$9.144	$7.960	$10.242
Accumulation Unit Value at end of period	$12.846	$12.163	$10.497	$9.697	$9.783	$9.144	$7.960
Number of Accumulation Units outstanding at end of period (in thousands)	38	36	41	72	75	88	42
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.529	$13.436	$12.443	$12.585	$11.793	$10.292	$—
Accumulation Unit Value at end of period	$16.361	$15.529	$13.436	$12.443	$12.585	$11.793	$—
Number of Accumulation Units outstanding at end of period (in thousands)	65	57	56	56	48	36	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.225	$10.665	$9.357	$9.557	$8.736	$7.253	$10.526
Accumulation Unit Value at end of period	$15.420	$14.225	$10.665	$9.357	$9.557	$8.736	$7.253
Number of Accumulation Units outstanding at end of period (in thousands)	1,590	2,359	2,891	3,516	3,882	3,425	1,491
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.978	$10.512	$9.250	$9.476	$8.688	$7.235	$10.521
Accumulation Unit Value at end of period	$15.107	$13.978	$10.512	$9.250	$9.476	$8.688	$7.235
Number of Accumulation Units outstanding at end of period (in thousands)	308	367	430	551	551	444	201
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.816	$10.411	$9.179	$9.423	$8.656	$7.223	$10.517
Accumulation Unit Value at end of period	$14.902	$13.816	$10.411	$9.179	$9.423	$8.656	$7.223
Number of Accumulation Units outstanding at end of period (in thousands)	91	187	317	417	440	428	300
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.619	$14.820	$13.099	$13.480	$12.415	$10.385	$—
Accumulation Unit Value at end of period	$21.108	$19.619	$14.820	$13.099	$13.480	$12.415	$—
Number of Accumulation Units outstanding at end of period (in thousands)	165	154	174	201	205	158	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.577	$10.261	$9.074	$9.343	$8.609	$7.205	$10.512
Accumulation Unit Value at end of period	$14.600	$13.577	$10.261	$9.074	$9.343	$8.609	$7.205
Number of Accumulation Units outstanding at end of period (in thousands)	35	46	53	78	74	67	31
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.321	$14.639	$12.978	$13.396	$12.374	$10.382	$—
Accumulation Unit Value at end of period	$20.725	$19.321	$14.639	$12.978	$13.396	$12.374	$—
Number of Accumulation Units outstanding at end of period (in thousands)	22	24	22	65	31	12	—

112

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Capital Appreciation Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.683	$9.962	$8.899	$9.173	$8.544	$6.026	$10.874
Accumulation Unit Value at end of period	$14.362	$12.683	$9.962	$8.899	$9.173	$8.544	$6.026
Number of Accumulation Units outstanding at end of period (in thousands)	16	20	78	97	91	105	52
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.463	$9.818	$8.797	$9.095	$8.498	$6.011	$10.869
Accumulation Unit Value at end of period	$14.071	$12.463	$9.818	$8.797	$9.095	$8.498	$6.011
Number of Accumulation Units outstanding at end of period (in thousands)	10	3	4	5	5	8	2
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.318	$9.724	$8.730	$9.044	$8.466	$6.001	$10.865
Accumulation Unit Value at end of period	$13.880	$12.318	$9.724	$8.730	$9.044	$8.466	$6.001
Number of Accumulation Units outstanding at end of period (in thousands)	5	7	14	25	29	33	7
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.809	$16.468	$14.821	$15.393	$14.446	$10.265	$—
Accumulation Unit Value at end of period	$23.389	$20.809	$16.468	$14.821	$15.393	$14.446	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	5	6	8	4	10	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.105	$9.584	$8.630	$8.968	$8.420	$5.986	$10.860
Accumulation Unit Value at end of period	$13.599	$12.105	$9.584	$8.630	$8.968	$8.420	$5.986
Number of Accumulation Units outstanding at end of period (in thousands)	10	8	8	8	8	8	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.494	$16.267	$14.684	$15.297	$14.399	$10.262	$—
Accumulation Unit Value at end of period	$22.966	$20.494	$16.267	$14.684	$15.297	$14.399	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	2	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Equity Income Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.450	$9.834	$8.841	$9.410	$8.333	$6.390	$10.773
Accumulation Unit Value at end of period	$13.560	$12.450	$9.834	$8.841	$9.410	$8.333	$6.390
Number of Accumulation Units outstanding at end of period (in thousands)	61	81	53	53	38	73	27
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.234	$9.693	$8.740	$9.330	$8.287	$6.374	$10.768
Accumulation Unit Value at end of period	$13.285	$12.234	$9.693	$8.740	$9.330	$8.287	$6.374
Number of Accumulation Units outstanding at end of period (in thousands)	25	16	4	6	6	6	2
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.092	$9.600	$8.673	$9.278	$8.257	$6.363	$10.765
Accumulation Unit Value at end of period	$13.105	$12.092	$9.600	$8.673	$9.278	$8.257	$6.363
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	6	15	18	18	14
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.117	$15.214	$13.780	$14.777	$13.184	$10.186	$—
Accumulation Unit Value at end of period	$20.666	$19.117	$15.214	$13.780	$14.777	$13.184	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	4	3	3	4	4	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.883	$9.461	$8.574	$9.199	$8.212	$6.347	$10.759
Accumulation Unit Value at end of period	$12.839	$11.883	$9.461	$8.574	$9.199	$8.212	$6.347
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	1	1	1	1	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.827	$15.028	$13.653	$14.685	$13.141	$10.183	$—
Accumulation Unit Value at end of period	$20.292	$18.827	$15.028	$13.653	$14.685	$13.141	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	6	6	—	—	—

113

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Global Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.610	$10.895	$9.158	$10.178	$8.943	$6.524	$10.587
Accumulation Unit Value at end of period	$13.662	$13.610	$10.895	$9.158	$10.178	$8.943	$6.524
Number of Accumulation Units outstanding at end of period (in thousands)	216	312	613	848	859	999	717
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.374	$10.739	$9.053	$10.092	$8.894	$6.508	$10.582
Accumulation Unit Value at end of period	$13.385	$13.374	$10.739	$9.053	$10.092	$8.894	$6.508
Number of Accumulation Units outstanding at end of period (in thousands)	31	41	138	164	177	191	114
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.219	$10.635	$8.984	$10.035	$8.862	$6.497	$10.578
Accumulation Unit Value at end of period	$13.204	$13.219	$10.635	$8.984	$10.035	$8.862	$6.497
Number of Accumulation Units outstanding at end of period (in thousands)	58	76	126	190	168	168	144
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.395	$17.257	$14.614	$16.364	$14.487	$10.648	$—
Accumulation Unit Value at end of period	$21.317	$21.395	$17.257	$14.614	$16.364	$14.487	$—
Number of Accumulation Units outstanding at end of period (in thousands)	46	46	31	71	24	24	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.990	$10.482	$8.881	$9.950	$8.813	$6.481	$10.573
Accumulation Unit Value at end of period	$12.936	$12.990	$10.482	$8.881	$9.950	$8.813	$6.481
Number of Accumulation Units outstanding at end of period (in thousands)	11	14	11	13	15	20	9
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.071	$17.046	$14.479	$16.262	$14.440	$10.645	$—
Accumulation Unit Value at end of period	$20.931	$21.071	$17.046	$14.479	$16.262	$14.440	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	4	4	7	5	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Main Street Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.044	$10.862	$9.470	$9.658	$8.477	$6.733	$10.551
Accumulation Unit Value at end of period	$15.251	$14.044	$10.862	$9.470	$9.658	$8.477	$6.733
Number of Accumulation Units outstanding at end of period (in thousands)	27	39	78	67	69	56	37
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.800	$10.706	$9.362	$9.576	$8.431	$6.716	$10.546
Accumulation Unit Value at end of period	$14.941	$13.800	$10.706	$9.362	$9.576	$8.431	$6.716
Number of Accumulation Units outstanding at end of period (in thousands)	7	4	8	4	3	3	2
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.640	$10.603	$9.290	$9.522	$8.400	$6.705	$10.543
Accumulation Unit Value at end of period	$14.739	$13.640	$10.603	$9.290	$9.522	$8.400	$6.705
Number of Accumulation Units outstanding at end of period (in thousands)	7	14	9	16	12	12	5
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.901	$16.288	$14.307	$14.701	$13.000	$10.404	$—
Accumulation Unit Value at end of period	$22.528	$20.901	$16.288	$14.307	$14.701	$13.000	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	4	4	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.404	$10.450	$9.184	$9.442	$8.354	$6.688	$10.537
Accumulation Unit Value at end of period	$14.440	$13.404	$10.450	$9.184	$9.442	$8.354	$6.688
Number of Accumulation Units outstanding at end of period (in thousands)	9	15	13	6	4	4	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.584	$16.089	$14.175	$14.609	$12.958	$10.401	$—
Accumulation Unit Value at end of period	$22.120	$20.584	$16.089	$14.175	$14.609	$12.958	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	3	2	2	2	—

114

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Main Street Small Cap Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.896	$12.215	$10.553	$10.991	$9.080	$6.744	$10.519
Accumulation Unit Value at end of period	$18.557	$16.896	$12.215	$10.553	$10.991	$9.080	$6.744
Number of Accumulation Units outstanding at end of period (in thousands)	282	394	721	886	977	1,066	533
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.603	$12.039	$10.433	$10.898	$9.030	$6.727	$10.513
Accumulation Unit Value at end of period	$18.181	$16.603	$12.039	$10.433	$10.898	$9.030	$6.727
Number of Accumulation Units outstanding at end of period (in thousands)	70	82	113	132	134	140	130
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.411	$11.923	$10.353	$10.836	$8.997	$6.716	$10.510
Accumulation Unit Value at end of period	$17.934	$16.411	$11.923	$10.353	$10.836	$8.997	$6.716
Number of Accumulation Units outstanding at end of period (in thousands)	43	74	111	128	139	144	108
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.058	$18.980	$16.521	$17.336	$14.430	$10.797	$—
Accumulation Unit Value at end of period	$28.405	$26.058	$18.980	$16.521	$17.336	$14.430	$—
Number of Accumulation Units outstanding at end of period (in thousands)	62	55	55	61	61	57	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.127	$11.752	$10.235	$10.745	$8.948	$6.699	$10.505
Accumulation Unit Value at end of period	$17.570	$16.127	$11.752	$10.235	$10.745	$8.948	$6.699
Number of Accumulation Units outstanding at end of period (in thousands)	9	11	16	20	20	22	12
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.663	$18.748	$16.369	$17.227	$14.383	$10.794	$—
Accumulation Unit Value at end of period	$27.891	$25.663	$18.748	$16.369	$17.227	$14.383	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	5	5	6	7	7	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Putnam VT Diversified Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.310	$12.551	$11.441	$12.012	$10.839	$7.093	$10.239
Accumulation Unit Value at end of period	$13.138	$13.310	$12.551	$11.441	$12.012	$10.839	$7.093
Number of Accumulation Units outstanding at end of period (in thousands)	1,107	1,481	2,548	2,634	3,176	3,612	1,496
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.080	$12.371	$11.311	$11.911	$10.779	$7.075	$10.234
Accumulation Unit Value at end of period	$12.871	$13.080	$12.371	$11.311	$11.911	$10.779	$7.075
Number of Accumulation Units outstanding at end of period (in thousands)	297	286	394	414	483	440	180
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.928	$12.251	$11.224	$11.843	$10.740	$7.063	$10.230
Accumulation Unit Value at end of period	$12.697	$12.928	$12.251	$11.224	$11.843	$10.740	$7.063
Number of Accumulation Units outstanding at end of period (in thousands)	113	204	275	350	459	465	336
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.865	$17.923	$16.461	$17.413	$15.830	$10.436	$—
Accumulation Unit Value at end of period	$18.482	$18.865	$17.923	$16.461	$17.413	$15.830	$—
Number of Accumulation Units outstanding at end of period (in thousands)	164	149	146	188	264	200	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.703	$12.075	$11.096	$11.743	$10.681	$7.045	$10.225
Accumulation Unit Value at end of period	$12.439	$12.703	$12.075	$11.096	$11.743	$10.681	$7.045
Number of Accumulation Units outstanding at end of period (in thousands)	30	36	39	37	42	50	32
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.579	$17.704	$16.309	$17.304	$15.778	$10.433	$—
Accumulation Unit Value at end of period	$18.147	$18.579	$17.704	$16.309	$17.304	$15.778	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	9	5	6	8	8	—

115

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Putnam VT Global Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.401	$11.401	$10.150	$10.362	$9.185	$6.907	$10.295
Accumulation Unit Value at end of period	$14.424	$13.401	$11.401	$10.150	$10.362	$9.185	$6.907
Number of Accumulation Units outstanding at end of period (in thousands)	62	97	265	225	238	254	36
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.168	$11.237	$10.034	$10.274	$9.135	$6.889	$10.290
Accumulation Unit Value at end of period	$14.131	$13.168	$11.237	$10.034	$10.274	$9.135	$6.889
Number of Accumulation Units outstanding at end of period (in thousands)	4	11	19	14	14	13	3
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.016	$11.129	$9.957	$10.216	$9.101	$6.878	$10.287
Accumulation Unit Value at end of period	$13.939	$13.016	$11.129	$9.957	$10.216	$9.101	$6.878
Number of Accumulation Units outstanding at end of period (in thousands)	17	18	8	10	10	9	7
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.524	$16.736	$15.011	$15.440	$13.790	$10.447	$—
Accumulation Unit Value at end of period	$20.857	$19.524	$16.736	$15.011	$15.440	$13.790	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	9	13	13	9	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.790	$10.969	$9.843	$10.130	$9.051	$6.860	$10.281
Accumulation Unit Value at end of period	$13.656	$12.790	$10.969	$9.843	$10.130	$9.051	$6.860
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	3	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.228	$16.532	$14.872	$15.344	$13.744	$10.444	$—
Accumulation Unit Value at end of period	$20.480	$19.228	$16.532	$14.872	$15.344	$13.744	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Putnam VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.928	$7.881	$6.571	$8.043	$7.431	$6.062	$10.500
Accumulation Unit Value at end of period	$9.103	$9.928	$7.881	$6.571	$8.043	$7.431	$6.062
Number of Accumulation Units outstanding at end of period (in thousands)	53	63	42	52	55	76	35
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.755	$7.767	$6.496	$7.975	$7.391	$6.047	$10.495
Accumulation Unit Value at end of period	$8.918	$9.755	$7.767	$6.496	$7.975	$7.391	$6.047
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	6	7	7	21	7
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.642	$7.692	$6.446	$7.930	$7.363	$6.037	$10.491
Accumulation Unit Value at end of period	$8.797	$9.642	$7.692	$6.446	$7.930	$7.363	$6.037
Number of Accumulation Units outstanding at end of period (in thousands)	12	19	30	38	31	32	29
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.857	$13.482	$11.327	$13.967	$13.003	$10.686	$—
Accumulation Unit Value at end of period	$15.341	$16.857	$13.482	$11.327	$13.967	$13.003	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	1	6	6	6	6	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.474	$7.581	$6.373	$7.862	$7.323	$6.021	$10.486
Accumulation Unit Value at end of period	$8.618	$9.474	$7.581	$6.373	$7.862	$7.323	$6.021
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.601	$13.317	$11.222	$13.880	$12.960	$10.683	$—
Accumulation Unit Value at end of period	$15.063	$16.601	$13.317	$11.222	$13.880	$12.960	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

116

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Putnam VT International Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.368	$7.793	$6.509	$7.676	$7.284	$5.869	$10.579
Accumulation Unit Value at end of period	$8.340	$9.368	$7.793	$6.509	$7.676	$7.284	$5.869
Number of Accumulation Units outstanding at end of period (in thousands)	45	44	56	44	47	62	23
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.205	$7.680	$6.435	$7.611	$7.244	$5.854	$10.574
Accumulation Unit Value at end of period	$8.171	$9.205	$7.680	$6.435	$7.611	$7.244	$5.854
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	5	3	3	10	4
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.098	$7.606	$6.386	$7.568	$7.218	$5.844	$10.571
Accumulation Unit Value at end of period	$8.060	$9.098	$7.606	$6.386	$7.568	$7.218	$5.844
Number of Accumulation Units outstanding at end of period (in thousands)	2	7	13	13	12	12	10
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.520	$13.845	$11.652	$13.844	$13.237	$10.745	$—
Accumulation Unit Value at end of period	$14.597	$16.520	$13.845	$11.652	$13.844	$13.237	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	10	8	8	6	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.940	$7.497	$6.312	$7.503	$7.178	$5.829	$10.565
Accumulation Unit Value at end of period	$7.896	$8.940	$7.497	$6.312	$7.503	$7.178	$5.829
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.269	$13.676	$11.545	$13.757	$13.193	$10.741	$—
Accumulation Unit Value at end of period	$14.333	$16.269	$13.676	$11.545	$13.757	$13.193	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Putnam VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.683	$11.420	$9.882	$10.545	$8.509	$6.577	$10.314
Accumulation Unit Value at end of period	$15.956	$15.683	$11.420	$9.882	$10.545	$8.509	$6.577
Number of Accumulation Units outstanding at end of period (in thousands)	25	36	39	90	58	48	32
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.410	$11.256	$9.769	$10.455	$8.462	$6.560	$10.309
Accumulation Unit Value at end of period	$15.632	$15.410	$11.256	$9.769	$10.455	$8.462	$6.560
Number of Accumulation Units outstanding at end of period (in thousands)	18	31	13	22	9	10	2
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.231	$11.147	$9.694	$10.396	$8.431	$6.549	$10.305
Accumulation Unit Value at end of period	$15.419	$15.231	$11.147	$9.694	$10.396	$8.431	$6.549
Number of Accumulation Units outstanding at end of period (in thousands)	3	12	22	26	28	31	24
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.586	$18.038	$15.726	$16.908	$13.746	$10.705	$—
Accumulation Unit Value at end of period	$24.827	$24.586	$18.038	$15.726	$16.908	$13.746	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	4	2	1	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.967	$10.986	$9.583	$10.308	$8.385	$6.533	$10.300
Accumulation Unit Value at end of period	$15.106	$14.967	$10.986	$9.583	$10.308	$8.385	$6.533
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	4	5	4	5	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.213	$17.818	$15.581	$16.802	$13.701	$10.702	$—
Accumulation Unit Value at end of period	$24.377	$24.213	$17.818	$15.581	$16.802	$13.701	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	7	10	11	11	11	—

117

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.881	$9.126	$8.207	$9.919	$8.589	$5.063	$9.905
Accumulation Unit Value at end of period	$7.995	$8.881	$9.126	$8.207	$9.919	$8.589	$5.063
Number of Accumulation Units outstanding at end of period (in thousands)	209	270	694	805	1,103	1,088	560
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$8.727	$8.995	$8.113	$9.835	$8.542	$5.051	$9.900
Accumulation Unit Value at end of period	$7.833	$8.727	$8.995	$8.113	$9.835	$8.542	$5.051
Number of Accumulation Units outstanding at end of period (in thousands)	66	76	103	149	176	165	55
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.626	$8.908	$8.051	$9.779	$8.510	$5.042	$9.897
Accumulation Unit Value at end of period	$7.726	$8.626	$8.908	$8.051	$9.779	$8.510	$5.042
Number of Accumulation Units outstanding at end of period (in thousands)	40	68	176	201	222	207	130
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.578	$18.199	$16.488	$20.079	$17.517	$10.404	$—
Accumulation Unit Value at end of period	$15.705	$17.578	$18.199	$16.488	$20.079	$17.517	$—
Number of Accumulation Units outstanding at end of period (in thousands)	65	65	43	44	64	47	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.476	$8.780	$7.959	$9.697	$8.463	$5.029	$9.892
Accumulation Unit Value at end of period	$7.569	$8.476	$8.780	$7.959	$9.697	$8.463	$5.029
Number of Accumulation Units outstanding at end of period (in thousands)	6	27	37	53	56	59	13
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.311	$17.977	$16.336	$19.953	$17.459	$10.401	$—
Accumulation Unit Value at end of period	$15.420	$17.311	$17.977	$16.336	$19.953	$17.459	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	11	11	13	19	16	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.316	$9.363	$8.058	$9.178	$8.609	$6.396	$10.347
Accumulation Unit Value at end of period	$9.882	$11.316	$9.363	$8.058	$9.178	$8.609	$6.396
Number of Accumulation Units outstanding at end of period (in thousands)	846	1,065	684	898	782	519	223
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.120	$9.229	$7.966	$9.100	$8.562	$6.380	$10.341
Accumulation Unit Value at end of period	$9.681	$11.120	$9.229	$7.966	$9.100	$8.562	$6.380
Number of Accumulation Units outstanding at end of period (in thousands)	239	246	105	107	117	65	36
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.991	$9.140	$7.905	$9.049	$8.530	$6.369	$10.338
Accumulation Unit Value at end of period	$9.550	$10.991	$9.140	$7.905	$9.049	$8.530	$6.369
Number of Accumulation Units outstanding at end of period (in thousands)	27	42	55	73	80	84	75
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.240	$15.206	$13.184	$15.130	$14.299	$10.703	$—
Accumulation Unit Value at end of period	$15.809	$18.240	$15.206	$13.184	$15.130	$14.299	$—
Number of Accumulation Units outstanding at end of period (in thousands)	45	47	42	30	41	21	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.800	$9.008	$7.814	$8.972	$8.483	$6.353	$10.333
Accumulation Unit Value at end of period	$9.356	$10.800	$9.008	$7.814	$8.972	$8.483	$6.353
Number of Accumulation Units outstanding at end of period (in thousands)	10	10	10	12	12	8	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.963	$15.020	$13.062	$15.035	$14.252	$10.700	$—
Accumulation Unit Value at end of period	$15.522	$17.963	$15.020	$13.062	$15.035	$14.252	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	14	15	14	20	16	—

118

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Templeton Global Bond VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.268	$14.286	$12.633	$12.967	$11.535	$9.889	$9.906
Accumulation Unit Value at end of period	$14.272	$14.268	$14.286	$12.633	$12.967	$11.535	$9.889
Number of Accumulation Units outstanding at end of period (in thousands)	995	1,291	2,719	3,306	3,504	2,961	1,382
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.020	$14.080	$12.488	$12.857	$11.471	$9.864	$9.901
Accumulation Unit Value at end of period	$13.982	$14.020	$14.080	$12.488	$12.857	$11.471	$9.864
Number of Accumulation Units outstanding at end of period (in thousands)	237	254	756	884	894	773	373
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.858	$13.945	$12.393	$12.784	$11.429	$9.848	$9.897
Accumulation Unit Value at end of period	$13.792	$13.858	$13.945	$12.393	$12.784	$11.429	$9.848
Number of Accumulation Units outstanding at end of period (in thousands)	94	158	285	337	328	334	229
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.803	$14.933	$13.304	$13.759	$12.332	$10.652	$—
Accumulation Unit Value at end of period	$14.696	$14.803	$14.933	$13.304	$13.759	$12.332	$—
Number of Accumulation Units outstanding at end of period (in thousands)	241	270	282	273	238	139	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.617	$13.744	$12.251	$12.676	$11.367	$9.823	$9.892
Accumulation Unit Value at end of period	$13.512	$13.617	$13.744	$12.251	$12.676	$11.367	$9.823
Number of Accumulation Units outstanding at end of period (in thousands)	38	41	43	52	73	50	18
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.578	$14.751	$13.181	$13.673	$12.291	$10.649	$—
Accumulation Unit Value at end of period	$14.430	$14.578	$14.751	$13.181	$13.673	$12.291	$—
Number of Accumulation Units outstanding at end of period (in thousands)	87	117	119	169	98	62	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.033	$9.365	$7.867	$8.613	$8.159	$6.333	$10.340
Accumulation Unit Value at end of period	$11.495	$12.033	$9.365	$7.867	$8.613	$8.159	$6.333
Number of Accumulation Units outstanding at end of period (in thousands)	653	804	1,485	1,735	1,811	1,779	1,139
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.825	$9.230	$7.776	$8.540	$8.114	$6.317	$10.335
Accumulation Unit Value at end of period	$11.262	$11.825	$9.230	$7.776	$8.540	$8.114	$6.317
Number of Accumulation Units outstanding at end of period (in thousands)	210	216	347	395	406	429	229
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.687	$9.141	$7.717	$8.492	$8.085	$6.307	$10.332
Accumulation Unit Value at end of period	$11.109	$11.687	$9.141	$7.717	$8.492	$8.085	$6.307
Number of Accumulation Units outstanding at end of period (in thousands)	70	100	193	241	243	253	194
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.453	$15.253	$12.909	$14.241	$13.592	$10.629	$—
Accumulation Unit Value at end of period	$18.445	$19.453	$15.253	$12.909	$14.241	$13.592	$—
Number of Accumulation Units outstanding at end of period (in thousands)	44	94	53	55	42	41	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.484	$9.009	$7.629	$8.420	$8.040	$6.291	$10.326
Accumulation Unit Value at end of period	$10.883	$11.484	$9.009	$7.629	$8.420	$8.040	$6.291
Number of Accumulation Units outstanding at end of period (in thousands)	23	28	45	65	70	70	52
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.158	$15.066	$12.790	$14.151	$13.547	$10.626	$—
Accumulation Unit Value at end of period	$18.110	$19.158	$15.066	$12.790	$14.151	$13.547	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	8	8	15	13	—

119

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
UIF Mid Cap Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.469	$11.438	$10.719	$11.739	$9.023	$5.829	$10.714
Accumulation Unit Value at end of period	$15.496	$15.469	$11.438	$10.719	$11.739	$9.023	$5.829
Number of Accumulation Units outstanding at end of period (in thousands)	93	133	440	704	696	738	503
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.201	$11.274	$10.596	$11.640	$8.973	$5.814	$10.709
Accumulation Unit Value at end of period	$15.182	$15.201	$11.274	$10.596	$11.640	$8.973	$5.814
Number of Accumulation Units outstanding at end of period (in thousands)	26	30	125	178	165	154	99
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.025	$11.166	$10.515	$11.574	$8.941	$5.805	$10.706
Accumulation Unit Value at end of period	$14.976	$15.025	$11.166	$10.515	$11.574	$8.941	$5.805
Number of Accumulation Units outstanding at end of period (in thousands)	23	34	79	89	125	130	119
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.280	$19.579	$18.485	$20.397	$15.795	$10.281	$—
Accumulation Unit Value at end of period	$26.130	$26.280	$19.579	$18.485	$20.397	$15.795	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	23	18	24	21	21	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.764	$11.005	$10.395	$11.477	$8.892	$5.790	$10.700
Accumulation Unit Value at end of period	$14.672	$14.764	$11.005	$10.395	$11.477	$8.892	$5.790
Number of Accumulation Units outstanding at end of period (in thousands)	11	14	22	37	38	38	19
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.882	$19.340	$18.314	$20.270	$15.744	$10.278	$—
Accumulation Unit Value at end of period	$25.657	$25.882	$19.340	$18.314	$20.270	$15.744	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	7	5	6	7	8	—
(a) Inception date October 20, 2014.
Outlook Shares

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
AllianceBernstein VPS Balanced Wealth Strategy Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.852	$10.362	$9.292	$9.744	$8.982	$7.337	$10.397
Accumulation Unit Value at end of period	$12.487	$11.852	$10.362	$9.292	$9.744	$8.982	$7.337
Number of Accumulation Units outstanding at end of period (in thousands)	340	529	978	1,123	1,192	1,058	595
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.646	$10.213	$9.186	$9.662	$8.932	$7.319	$10.391
Accumulation Unit Value at end of period	$12.233	$11.646	$10.213	$9.186	$9.662	$8.932	$7.319
Number of Accumulation Units outstanding at end of period (in thousands)	156	130	153	179	164	188	94
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.511	$10.115	$9.116	$9.607	$8.900	$7.307	$10.388
Accumulation Unit Value at end of period	$12.067	$11.511	$10.115	$9.116	$9.607	$8.900	$7.307
Number of Accumulation Units outstanding at end of period (in thousands)	11	121	251	323	364	356	273
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.344	$14.397	$13.007	$13.743	$12.763	$10.504	$—
Accumulation Unit Value at end of period	$17.090	$16.344	$14.397	$13.007	$13.743	$12.763	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	52	51	68	59	48	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.312	$9.970	$9.012	$9.526	$8.851	$7.288	$10.383
Accumulation Unit Value at end of period	$11.823	$11.312	$9.970	$9.012	$9.526	$8.851	$7.288
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	8	10	18	9
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.096	$14.222	$12.887	$13.657	$12.721	$10.501	$—
Accumulation Unit Value at end of period	$16.781	$16.096	$14.222	$12.887	$13.657	$12.721	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	4	4	5	4	—

120

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
AllianceBernstein VPS International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.605	$7.720	$6.810	$8.247	$7.445	$5.436	$10.457
Accumulation Unit Value at end of period	$8.344	$8.605	$7.720	$6.810	$8.247	$7.445	$5.436
Number of Accumulation Units outstanding at end of period (in thousands)	68	76	193	306	331	372	337
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$8.456	$7.609	$6.733	$8.177	$7.405	$5.423	$10.452
Accumulation Unit Value at end of period	$8.175	$8.456	$7.609	$6.733	$8.177	$7.405	$5.423
Number of Accumulation Units outstanding at end of period (in thousands)	48	56	163	171	179	198	91
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.358	$7.535	$6.681	$8.131	$7.378	$5.414	$10.449
Accumulation Unit Value at end of period	$8.064	$8.358	$7.535	$6.681	$8.131	$7.378	$5.414
Number of Accumulation Units outstanding at end of period (in thousands)	22	23	96	133	135	154	118
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.360	$14.787	$13.143	$16.036	$14.586	$10.730	$—
Accumulation Unit Value at end of period	$15.746	$16.360	$14.787	$13.143	$16.036	$14.586	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	20	8	8	8	11	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.213	$7.427	$6.605	$8.062	$7.337	$5.400	$10.443
Accumulation Unit Value at end of period	$7.901	$8.213	$7.427	$6.605	$8.062	$7.337	$5.400
Number of Accumulation Units outstanding at end of period (in thousands)	2	17	21	21	26	27	8
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.112	$14.607	$13.022	$15.935	$14.538	$10.727	$—
Accumulation Unit Value at end of period	$15.461	$16.112	$14.607	$13.022	$15.935	$14.538	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	6	6	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
AllianceBernstein VPS International Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$7.467	$6.185	$5.507	$6.949	$6.773	$5.125	$10.781
Accumulation Unit Value at end of period	$6.870	$7.467	$6.185	$5.507	$6.949	$6.773	$5.125
Number of Accumulation Units outstanding at end of period (in thousands)	820	1,021	1,789	2,011	1,973	1,988	1,059
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$7.338	$6.096	$5.444	$6.890	$6.736	$5.112	$10.776
Accumulation Unit Value at end of period	$6.731	$7.338	$6.096	$5.444	$6.890	$6.736	$5.112
Number of Accumulation Units outstanding at end of period (in thousands)	138	149	305	332	312	297	161
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.253	$6.038	$5.402	$6.851	$6.712	$5.104	$10.772
Accumulation Unit Value at end of period	$6.640	$7.253	$6.038	$5.402	$6.851	$6.712	$5.104
Number of Accumulation Units outstanding at end of period (in thousands)	96	158	265	308	298	288	232
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.888	$12.425	$11.145	$14.170	$13.916	$10.609	$—
Accumulation Unit Value at end of period	$13.596	$14.888	$12.425	$11.145	$14.170	$13.916	$—
Number of Accumulation Units outstanding at end of period (in thousands)	91	71	78	80	83	70	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.127	$5.951	$5.340	$6.793	$6.675	$5.091	$10.767
Accumulation Unit Value at end of period	$6.505	$7.127	$5.951	$5.340	$6.793	$6.675	$5.091
Number of Accumulation Units outstanding at end of period (in thousands)	17	23	30	36	33	32	26
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.662	$12.273	$11.042	$14.081	$13.870	$10.606	$—
Accumulation Unit Value at end of period	$13.349	$14.662	$12.273	$11.042	$14.081	$13.870	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	10	10	11	10	—

121

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
AllianceBernstein VPS Small/Mid Cap Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.539	$12.216	$10.483	$11.663	$9.367	$6.675	$10.790
Accumulation Unit Value at end of period	$17.724	$16.539	$12.216	$10.483	$11.663	$9.367	$6.675
Number of Accumulation Units outstanding at end of period (in thousands)	138	200	376	473	599	407	287
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.252	$12.041	$10.363	$11.565	$9.315	$6.658	$10.785
Accumulation Unit Value at end of period	$17.365	$16.252	$12.041	$10.363	$11.565	$9.315	$6.658
Number of Accumulation Units outstanding at end of period (in thousands)	63	78	144	139	312	143	193
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.064	$11.925	$10.284	$11.499	$9.281	$6.647	$10.781
Accumulation Unit Value at end of period	$17.129	$16.064	$11.925	$10.284	$11.499	$9.281	$6.647
Number of Accumulation Units outstanding at end of period (in thousands)	23	50	74	93	79	60	41
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.058	$19.392	$16.766	$18.794	$15.207	$10.918	$—
Accumulation Unit Value at end of period	$27.716	$26.058	$19.392	$16.766	$18.794	$15.207	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	30	15	20	24	6	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.786	$11.753	$10.167	$11.402	$9.231	$6.631	$10.776
Accumulation Unit Value at end of period	$16.782	$15.786	$11.753	$10.167	$11.402	$9.231	$6.631
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	7	12	11	13	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.663	$19.155	$16.611	$18.676	$15.157	$10.915	$—
Accumulation Unit Value at end of period	$27.214	$25.663	$19.155	$16.611	$18.676	$15.157	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	3	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
AllianceBernstein VPS Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.048	$8.973	$7.895	$8.342	$7.612	$6.393	$10.560
Accumulation Unit Value at end of period	$13.127	$12.048	$8.973	$7.895	$8.342	$7.612	$6.393
Number of Accumulation Units outstanding at end of period (in thousands)	25	33	40	85	58	69	41
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.839	$8.844	$7.805	$8.271	$7.570	$6.377	$10.555
Accumulation Unit Value at end of period	$12.861	$11.839	$8.844	$7.805	$8.271	$7.570	$6.377
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	12	4	5	5	5
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.701	$8.759	$7.746	$8.225	$7.542	$6.367	$10.552
Accumulation Unit Value at end of period	$12.687	$11.701	$8.759	$7.746	$8.225	$7.542	$6.367
Number of Accumulation Units outstanding at end of period (in thousands)	8	7	3	4	5	4	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.908	$14.189	$12.579	$13.390	$12.310	$10.417	$—
Accumulation Unit Value at end of period	$20.449	$18.908	$14.189	$12.579	$13.390	$12.310	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	2	4	4	3	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.499	$8.633	$7.657	$8.155	$7.501	$6.351	$10.547
Accumulation Unit Value at end of period	$12.429	$11.499	$8.633	$7.657	$8.155	$7.501	$6.351
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.622	$14.016	$12.463	$13.306	$12.269	$10.414	$—
Accumulation Unit Value at end of period	$20.078	$18.622	$14.016	$12.463	$13.306	$12.269	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	—	—	—	—	—

122

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Fidelity VIP Contrafund Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.664	$10.608	$9.286	$9.711	$8.443	$6.336	$10.608
Accumulation Unit Value at end of period	$15.007	$13.664	$10.608	$9.286	$9.711	$8.443	$6.336
Number of Accumulation Units outstanding at end of period (in thousands)	705	960	2,250	2,685	2,925	3,061	2,051
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.427	$10.455	$9.179	$9.628	$8.397	$6.320	$10.603
Accumulation Unit Value at end of period	$14.702	$13.427	$10.455	$9.179	$9.628	$8.397	$6.320
Number of Accumulation Units outstanding at end of period (in thousands)	128	140	327	424	529	494	348
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.271	$10.354	$9.109	$9.574	$8.366	$6.310	$10.599
Accumulation Unit Value at end of period	$14.503	$13.271	$10.354	$9.109	$9.574	$8.366	$6.310
Number of Accumulation Units outstanding at end of period (in thousands)	186	276	481	592	648	620	530
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.217	$16.596	$14.636	$15.421	$13.509	$10.214	$—
Accumulation Unit Value at end of period	$23.128	$21.217	$16.596	$14.636	$15.421	$13.509	$—
Number of Accumulation Units outstanding at end of period (in thousands)	159	168	121	126	121	97	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.041	$10.205	$9.005	$9.493	$8.320	$6.294	$10.594
Accumulation Unit Value at end of period	$14.208	$13.041	$10.205	$9.005	$9.493	$8.320	$6.294
Number of Accumulation Units outstanding at end of period (in thousands)	55	79	99	131	138	150	120
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.895	$16.393	$14.501	$15.325	$13.465	$10.211	$—
Accumulation Unit Value at end of period	$22.709	$20.895	$16.393	$14.501	$15.325	$13.465	$—
Number of Accumulation Units outstanding at end of period (in thousands)	43	33	34	33	35	34	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Fidelity VIP Dynamic Capital Appreciation Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.474	$11.379	$9.463	$9.894	$8.525	$6.383	$10.293
Accumulation Unit Value at end of period	$16.844	$15.474	$11.379	$9.463	$9.894	$8.525	$6.383
Number of Accumulation Units outstanding at end of period (in thousands)	94	96	83	28	33	49	34
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.206	$11.215	$9.354	$9.810	$8.478	$6.367	$10.287
Accumulation Unit Value at end of period	$16.502	$15.206	$11.215	$9.354	$9.810	$8.478	$6.367
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	15	16	15	12	85
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.029	$11.107	$9.283	$9.755	$8.447	$6.356	$10.284
Accumulation Unit Value at end of period	$16.277	$15.029	$11.107	$9.283	$9.755	$8.447	$6.356
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	10	8	17	8	8
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.642	$18.257	$15.297	$16.115	$13.990	$10.553	$—
Accumulation Unit Value at end of period	$26.622	$24.642	$18.257	$15.297	$16.115	$13.990	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	6	7	8	9	8	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.768	$10.947	$9.177	$9.672	$8.401	$6.340	$10.279
Accumulation Unit Value at end of period	$15.947	$14.768	$10.947	$9.177	$9.672	$8.401	$6.340
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	8	1	1	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.269	$18.034	$15.155	$16.014	$13.944	$10.550	$—
Accumulation Unit Value at end of period	$26.140	$24.269	$18.034	$15.155	$16.014	$13.944	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	—	—	—	—

123

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Fidelity VIP Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.261	$9.913	$8.809	$8.959	$7.353	$5.842	$10.329
Accumulation Unit Value at end of period	$14.481	$13.261	$9.913	$8.809	$8.959	$7.353	$5.842
Number of Accumulation Units outstanding at end of period (in thousands)	172	193	350	438	159	282	206
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.031	$9.770	$8.708	$8.883	$7.313	$5.827	$10.323
Accumulation Unit Value at end of period	$14.187	$13.031	$9.770	$8.708	$8.883	$7.313	$5.827
Number of Accumulation Units outstanding at end of period (in thousands)	40	21	65	168	20	19	26
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.880	$9.676	$8.642	$8.833	$7.286	$5.817	$10.320
Accumulation Unit Value at end of period	$13.994	$12.880	$9.676	$8.642	$8.833	$7.286	$5.817
Number of Accumulation Units outstanding at end of period (in thousands)	11	25	41	31	35	17	13
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.028	$16.590	$14.854	$15.220	$12.586	$10.074	$—
Accumulation Unit Value at end of period	$23.874	$22.028	$16.590	$14.854	$15.220	$12.586	$—
Number of Accumulation Units outstanding at end of period (in thousands)	25	16	10	15	7	2	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.656	$9.537	$8.543	$8.758	$7.246	$5.803	$10.315
Accumulation Unit Value at end of period	$13.710	$12.656	$9.537	$8.543	$8.758	$7.246	$5.803
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	6	7	8	7	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.694	$16.388	$14.716	$15.124	$12.545	$10.071	$—
Accumulation Unit Value at end of period	$23.442	$21.694	$16.388	$14.716	$15.124	$12.545	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	1	1	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Fidelity VIP Mid Cap Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.735	$11.025	$9.784	$11.157	$8.822	$6.418	$10.251
Accumulation Unit Value at end of period	$15.368	$14.735	$11.025	$9.784	$11.157	$8.822	$6.418
Number of Accumulation Units outstanding at end of period (in thousands)	965	1,311	2,160	2,678	2,965	2,944	1,489
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.479	$10.866	$9.672	$11.063	$8.774	$6.402	$10.246
Accumulation Unit Value at end of period	$15.056	$14.479	$10.866	$9.672	$11.063	$8.774	$6.402
Number of Accumulation Units outstanding at end of period (in thousands)	195	228	497	564	610	687	266
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.311	$10.762	$9.598	$11.000	$8.742	$6.391	$10.242
Accumulation Unit Value at end of period	$14.851	$14.311	$10.762	$9.598	$11.000	$8.742	$6.391
Number of Accumulation Units outstanding at end of period (in thousands)	85	152	301	387	444	469	376
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.213	$17.499	$15.646	$17.977	$14.322	$10.497	$—
Accumulation Unit Value at end of period	$24.029	$23.213	$17.499	$15.646	$17.977	$14.322	$—
Number of Accumulation Units outstanding at end of period (in thousands)	161	164	146	165	179	124	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.062	$10.606	$9.488	$10.907	$8.693	$6.375	$10.237
Accumulation Unit Value at end of period	$14.550	$14.062	$10.606	$9.488	$10.907	$8.693	$6.375
Number of Accumulation Units outstanding at end of period (in thousands)	28	39	49	70	81	84	49
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.861	$17.286	$15.501	$17.865	$14.275	$10.494	$—
Accumulation Unit Value at end of period	$23.594	$22.861	$17.286	$15.501	$17.865	$14.275	$—
Number of Accumulation Units outstanding at end of period (in thousands)	43	42	45	32	45	33	—

124

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Fidelity VIP Value Strategies Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.668	$11.454	$9.165	$10.243	$8.242	$5.332	$10.457
Accumulation Unit Value at end of period	$15.368	$14.668	$11.454	$9.165	$10.243	$8.242	$5.332
Number of Accumulation Units outstanding at end of period (in thousands)	59	98	168	157	183	192	104
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.413	$11.289	$9.060	$10.156	$8.197	$5.319	$10.451
Accumulation Unit Value at end of period	$15.055	$14.413	$11.289	$9.060	$10.156	$8.197	$5.319
Number of Accumulation Units outstanding at end of period (in thousands)	20	23	63	27	27	206	153
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.246	$11.181	$8.990	$10.099	$8.167	$5.310	$10.448
Accumulation Unit Value at end of period	$14.851	$14.246	$11.181	$8.990	$10.099	$8.167	$5.310
Number of Accumulation Units outstanding at end of period (in thousands)	24	28	40	46	65	60	37
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.462	$22.393	$18.051	$20.328	$16.480	$10.742	$—
Accumulation Unit Value at end of period	$29.596	$28.462	$22.393	$18.051	$20.328	$16.480	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	13	12	11	9	11	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.998	$11.019	$8.887	$10.013	$8.122	$5.296	$10.443
Accumulation Unit Value at end of period	$14.549	$13.998	$11.019	$8.887	$10.013	$8.122	$5.296
Number of Accumulation Units outstanding at end of period (in thousands)	—	7	4	6	9	10	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.030	$22.120	$17.885	$20.200	$16.426	$10.738	$—
Accumulation Unit Value at end of period	$29.060	$28.030	$22.120	$17.885	$20.200	$16.426	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	—	4	4	8	9	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.627	$10.832	$10.081	$10.778	$9.439	$7.232	$10.888
Accumulation Unit Value at end of period	$15.248	$14.627	$10.832	$10.081	$10.778	$9.439	$7.232
Number of Accumulation Units outstanding at end of period (in thousands)	53	106	137	137	119	95	60
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.373	$10.676	$9.965	$10.686	$9.387	$7.213	$10.882
Accumulation Unit Value at end of period	$14.938	$14.373	$10.676	$9.965	$10.686	$9.387	$7.213
Number of Accumulation Units outstanding at end of period (in thousands)	38	41	25	29	23	23	11
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.206	$10.573	$9.889	$10.626	$9.352	$7.201	$10.878
Accumulation Unit Value at end of period	$14.735	$14.206	$10.573	$9.889	$10.626	$9.352	$7.201
Number of Accumulation Units outstanding at end of period (in thousands)	12	18	32	49	37	38	34
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.556	$14.592	$13.682	$14.738	$13.004	$10.038	$—
Accumulation Unit Value at end of period	$20.234	$19.556	$14.592	$13.682	$14.738	$13.004	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	31	32	3	3	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.960	$10.421	$9.776	$10.536	$9.301	$7.183	$10.873
Accumulation Unit Value at end of period	$14.436	$13.960	$10.421	$9.776	$10.536	$9.301	$7.183
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	2	2	6	5
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.260	$14.414	$13.555	$14.645	$12.961	$10.035	$—
Accumulation Unit Value at end of period	$19.867	$19.260	$14.414	$13.555	$14.645	$12.961	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	5	5	—

125

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.312	$11.886	$10.735	$10.670	$9.639	$7.239	$10.503
Accumulation Unit Value at end of period	$13.686	$13.312	$11.886	$10.735	$10.670	$9.639	$7.239
Number of Accumulation Units outstanding at end of period (in thousands)	2,255	3,268	7,047	8,583	8,876	8,914	5,141
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.081	$11.715	$10.613	$10.580	$9.586	$7.220	$10.498
Accumulation Unit Value at end of period	$13.408	$13.081	$11.715	$10.613	$10.580	$9.586	$7.220
Number of Accumulation Units outstanding at end of period (in thousands)	655	813	1,390	1,610	1,715	1,602	866
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.929	$11.602	$10.531	$10.520	$9.550	$7.208	$10.494
Accumulation Unit Value at end of period	$13.226	$12.929	$11.602	$10.531	$10.520	$9.550	$7.208
Number of Accumulation Units outstanding at end of period (in thousands)	408	501	769	993	1,070	1,214	904
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.936	$17.036	$15.502	$15.524	$14.129	$10.690	$—
Accumulation Unit Value at end of period	$19.323	$18.936	$17.036	$15.502	$15.524	$14.129	$—
Number of Accumulation Units outstanding at end of period (in thousands)	442	421	336	417	313	275	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.704	$11.435	$10.411	$10.431	$9.498	$7.190	$10.489
Accumulation Unit Value at end of period	$12.957	$12.704	$11.435	$10.411	$10.431	$9.498	$7.190
Number of Accumulation Units outstanding at end of period (in thousands)	57	61	95	123	135	158	94
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.649	$16.828	$15.359	$15.427	$14.082	$10.687	$—
Accumulation Unit Value at end of period	$18.973	$18.649	$16.828	$15.359	$15.427	$14.082	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	53	59	71	74	63	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.408	$10.689	$9.594	$10.063	$9.145	$7.547	$10.225
Accumulation Unit Value at end of period	$13.927	$13.408	$10.689	$9.594	$10.063	$9.145	$7.547
Number of Accumulation Units outstanding at end of period (in thousands)	630	888	1,184	1,552	1,682	1,749	948
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.176	$10.535	$9.484	$9.978	$9.095	$7.528	$10.219
Accumulation Unit Value at end of period	$13.644	$13.176	$10.535	$9.484	$9.978	$9.095	$7.528
Number of Accumulation Units outstanding at end of period (in thousands)	190	210	221	322	309	314	156
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.023	$10.434	$9.412	$9.922	$9.061	$7.515	$10.216
Accumulation Unit Value at end of period	$13.459	$13.023	$10.434	$9.412	$9.922	$9.061	$7.515
Number of Accumulation Units outstanding at end of period (in thousands)	120	148	223	323	342	400	285
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.366	$13.948	$12.614	$13.330	$12.205	$10.148	$—
Accumulation Unit Value at end of period	$17.903	$17.366	$13.948	$12.614	$13.330	$12.205	$—
Number of Accumulation Units outstanding at end of period (in thousands)	138	138	141	159	216	192	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.797	$10.283	$9.304	$9.838	$9.011	$7.496	$10.211
Accumulation Unit Value at end of period	$13.186	$12.797	$10.283	$9.304	$9.838	$9.011	$7.496
Number of Accumulation Units outstanding at end of period (in thousands)	25	25	27	55	50	50	33
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.103	$13.778	$12.497	$13.247	$12.165	$10.145	$—
Accumulation Unit Value at end of period	$17.579	$17.103	$13.778	$12.497	$13.247	$12.165	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	18	18	28	26	28	—

126

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.468	$9.899	$8.812	$9.060	$8.294	$6.695	$10.230
Accumulation Unit Value at end of period	$13.128	$12.468	$9.899	$8.812	$9.060	$8.294	$6.695
Number of Accumulation Units outstanding at end of period (in thousands)	2,202	3,083	4,120	5,037	5,271	4,991	2,610
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.252	$9.756	$8.711	$8.984	$8.248	$6.678	$10.225
Accumulation Unit Value at end of period	$12.861	$12.252	$9.756	$8.711	$8.984	$8.248	$6.678
Number of Accumulation Units outstanding at end of period (in thousands)	511	592	648	771	791	768	351
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.110	$9.662	$8.645	$8.933	$8.218	$6.667	$10.222
Accumulation Unit Value at end of period	$12.687	$12.110	$9.662	$8.645	$8.933	$8.218	$6.667
Number of Accumulation Units outstanding at end of period (in thousands)	177	299	553	750	812	809	649
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.504	$14.801	$13.276	$13.752	$12.684	$10.316	$—
Accumulation Unit Value at end of period	$19.337	$18.504	$14.801	$13.276	$13.752	$12.684	$—
Number of Accumulation Units outstanding at end of period (in thousands)	257	280	198	218	222	198	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.899	$9.523	$8.546	$8.857	$8.173	$6.650	$10.217
Accumulation Unit Value at end of period	$12.429	$11.899	$9.523	$8.546	$8.857	$8.173	$6.650
Number of Accumulation Units outstanding at end of period (in thousands)	63	71	86	90	92	90	52
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.223	$14.620	$13.153	$13.666	$12.642	$10.313	$—
Accumulation Unit Value at end of period	$18.987	$18.223	$14.620	$13.153	$13.666	$12.642	$—
Number of Accumulation Units outstanding at end of period (in thousands)	56	52	52	48	43	30	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.468	$12.299	$10.572	$11.181	$8.871	$6.989	$10.774
Accumulation Unit Value at end of period	$16.276	$16.468	$12.299	$10.572	$11.181	$8.871	$6.989
Number of Accumulation Units outstanding at end of period (in thousands)	365	502	749	987	1,059	1,083	597
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.182	$12.122	$10.451	$11.086	$8.822	$6.971	$10.768
Accumulation Unit Value at end of period	$15.945	$16.182	$12.122	$10.451	$11.086	$8.822	$6.971
Number of Accumulation Units outstanding at end of period (in thousands)	68	72	87	155	224	140	329
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.994	$12.005	$10.371	$11.024	$8.789	$6.959	$10.765
Accumulation Unit Value at end of period	$15.729	$15.994	$12.005	$10.371	$11.024	$8.789	$6.959
Number of Accumulation Units outstanding at end of period (in thousands)	34	63	118	175	198	195	143
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.109	$18.141	$15.711	$16.742	$13.382	$10.622	$—
Accumulation Unit Value at end of period	$23.649	$24.109	$18.141	$15.711	$16.742	$13.382	$—
Number of Accumulation Units outstanding at end of period (in thousands)	46	42	35	42	44	44	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.716	$11.832	$10.252	$10.930	$8.741	$6.942	$10.759
Accumulation Unit Value at end of period	$15.409	$15.716	$11.832	$10.252	$10.930	$8.741	$6.942
Number of Accumulation Units outstanding at end of period (in thousands)	10	12	9	12	13	16	7
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.743	$17.919	$15.566	$16.637	$13.338	$10.619	$—
Accumulation Unit Value at end of period	$23.221	$23.743	$17.919	$15.566	$16.637	$13.338	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	4	6	9	6	—

127

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.747	$11.601	$10.646	$11.388	$9.080	$6.436	$10.703
Accumulation Unit Value at end of period	$16.634	$15.747	$11.601	$10.646	$11.388	$9.080	$6.436
Number of Accumulation Units outstanding at end of period (in thousands)	181	249	220	328	295	255	149
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.473	$11.434	$10.524	$11.291	$9.030	$6.420	$10.698
Accumulation Unit Value at end of period	$16.296	$15.473	$11.434	$10.524	$11.291	$9.030	$6.420
Number of Accumulation Units outstanding at end of period (in thousands)	71	79	33	41	116	168	31
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.294	$11.324	$10.443	$11.227	$8.997	$6.409	$10.694
Accumulation Unit Value at end of period	$16.074	$15.294	$11.324	$10.443	$11.227	$8.997	$6.409
Number of Accumulation Units outstanding at end of period (in thousands)	18	26	54	66	84	75	46
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.688	$17.583	$16.257	$17.521	$14.076	$10.052	$—
Accumulation Unit Value at end of period	$24.835	$23.688	$17.583	$16.257	$17.521	$14.076	$—
Number of Accumulation Units outstanding at end of period (in thousands)	31	34	20	14	40	38	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.028	$11.160	$10.324	$11.132	$8.948	$6.393	$10.689
Accumulation Unit Value at end of period	$15.748	$15.028	$11.160	$10.324	$11.132	$8.948	$6.393
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	10	8	9	6	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.328	$17.368	$16.106	$17.411	$14.030	$10.049	$—
Accumulation Unit Value at end of period	$24.385	$23.328	$17.368	$16.106	$17.411	$14.030	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	7	8	8	8	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.295	$13.101	$11.821	$11.729	$10.755	$8.710	$10.182
Accumulation Unit Value at end of period	$13.306	$13.295	$13.101	$11.821	$11.729	$10.755	$8.710
Number of Accumulation Units outstanding at end of period (in thousands)	1,550	2,096	4,734	5,347	5,414	5,229	2,264
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.064	$12.912	$11.686	$11.630	$10.695	$8.688	$10.177
Accumulation Unit Value at end of period	$13.036	$13.064	$12.912	$11.686	$11.630	$10.695	$8.688
Number of Accumulation Units outstanding at end of period (in thousands)	285	320	703	805	846	780	323
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.912	$12.788	$11.597	$11.564	$10.656	$8.674	$10.173
Accumulation Unit Value at end of period	$12.859	$12.912	$12.788	$11.597	$11.564	$10.656	$8.674
Number of Accumulation Units outstanding at end of period (in thousands)	246	360	614	700	738	748	456
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.428	$15.318	$13.926	$13.921	$12.861	$10.494	$—
Accumulation Unit Value at end of period	$15.326	$15.428	$15.318	$13.926	$13.921	$12.861	$—
Number of Accumulation Units outstanding at end of period (in thousands)	346	356	531	511	453	342	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.688	$12.604	$11.464	$11.466	$10.598	$8.652	$10.168
Accumulation Unit Value at end of period	$12.598	$12.688	$12.604	$11.464	$11.466	$10.598	$8.652
Number of Accumulation Units outstanding at end of period (in thousands)	108	128	122	116	129	110	69
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.194	$15.131	$13.797	$13.834	$12.818	$10.491	$—
Accumulation Unit Value at end of period	$15.049	$15.194	$15.131	$13.797	$13.834	$12.818	$—
Number of Accumulation Units outstanding at end of period (in thousands)	39	77	65	67	62	22	—

128

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.391	$11.234	$10.195	$10.176	$9.225	$7.198	$10.413
Accumulation Unit Value at end of period	$14.462	$13.391	$11.234	$10.195	$10.176	$9.225	$7.198
Number of Accumulation Units outstanding at end of period (in thousands)	457	472	443	433	382	306	118
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.159	$11.072	$10.078	$10.089	$9.175	$7.180	$10.408
Accumulation Unit Value at end of period	$14.168	$13.159	$11.072	$10.078	$10.089	$9.175	$7.180
Number of Accumulation Units outstanding at end of period (in thousands)	60	82	125	130	131	104	39
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.006	$10.965	$10.001	$10.032	$9.141	$7.168	$10.404
Accumulation Unit Value at end of period	$13.976	$13.006	$10.965	$10.001	$10.032	$9.141	$7.168
Number of Accumulation Units outstanding at end of period (in thousands)	23	27	39	33	24	21	17
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.560	$15.687	$14.343	$14.424	$13.175	$10.358	$—
Accumulation Unit Value at end of period	$19.894	$18.560	$15.687	$14.343	$14.424	$13.175	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	35	32	31	29	22	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.780	$10.807	$9.887	$9.947	$9.091	$7.150	$10.399
Accumulation Unit Value at end of period	$13.692	$12.780	$10.807	$9.887	$9.947	$9.091	$7.150
Number of Accumulation Units outstanding at end of period (in thousands)	11	10	19	22	8	10	6
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.278	$15.495	$14.211	$14.334	$13.132	$10.355	$—
Accumulation Unit Value at end of period	$19.534	$18.278	$15.495	$14.211	$14.334	$13.132	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.267	$9.698	$8.331	$9.561	$8.343	$5.823	$10.580
Accumulation Unit Value at end of period	$14.004	$13.267	$9.698	$8.331	$9.561	$8.343	$5.823
Number of Accumulation Units outstanding at end of period (in thousands)	6,737	10,056	17,868	22,375	24,221	23,668	14,067
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.037	$9.558	$8.236	$9.480	$8.297	$5.808	$10.575
Accumulation Unit Value at end of period	$13.719	$13.037	$9.558	$8.236	$9.480	$8.297	$5.808
Number of Accumulation Units outstanding at end of period (in thousands)	1,555	1,768	3,546	4,551	4,517	4,597	2,356
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.886	$9.466	$8.173	$9.426	$8.267	$5.798	$10.571
Accumulation Unit Value at end of period	$13.533	$12.886	$9.466	$8.173	$9.426	$8.267	$5.798
Number of Accumulation Units outstanding at end of period (in thousands)	618	967	1,918	2,479	2,765	3,048	2,217
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.916	$16.877	$14.608	$16.889	$14.849	$10.441	$—
Accumulation Unit Value at end of period	$24.007	$22.916	$16.877	$14.608	$16.889	$14.849	$—
Number of Accumulation Units outstanding at end of period (in thousands)	667	766	663	801	850	556	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.662	$9.330	$8.079	$9.346	$8.221	$5.784	$10.566
Accumulation Unit Value at end of period	$13.258	$12.662	$9.330	$8.079	$9.346	$8.221	$5.784
Number of Accumulation Units outstanding at end of period (in thousands)	249	303	394	500	558	562	449
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.568	$16.671	$14.473	$16.784	$14.800	$10.438	$—
Accumulation Unit Value at end of period	$23.572	$22.568	$16.671	$14.473	$16.784	$14.800	$—
Number of Accumulation Units outstanding at end of period (in thousands)	123	116	113	108	144	107	—

129

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.531	$10.877	$9.401	$9.448	$8.423	$6.815	$10.249
Accumulation Unit Value at end of period	$16.606	$14.531	$10.877	$9.401	$9.448	$8.423	$6.815
Number of Accumulation Units outstanding at end of period (in thousands)	1,563	2,364	2,809	3,417	3,758	3,321	1,440
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.279	$10.720	$9.293	$9.368	$8.376	$6.798	$10.244
Accumulation Unit Value at end of period	$16.269	$14.279	$10.720	$9.293	$9.368	$8.376	$6.798
Number of Accumulation Units outstanding at end of period (in thousands)	296	369	402	465	494	412	166
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.113	$10.617	$9.222	$9.315	$8.346	$6.786	$10.240
Accumulation Unit Value at end of period	$16.048	$14.113	$10.617	$9.222	$9.315	$8.346	$6.786
Number of Accumulation Units outstanding at end of period (in thousands)	86	192	308	382	427	405	307
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.410	$16.146	$14.061	$14.238	$12.788	$10.425	$—
Accumulation Unit Value at end of period	$24.284	$21.410	$16.146	$14.061	$14.238	$12.788	$—
Number of Accumulation Units outstanding at end of period (in thousands)	159	152	150	162	176	129	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.868	$10.464	$9.117	$9.236	$8.300	$6.769	$10.235
Accumulation Unit Value at end of period	$15.722	$13.868	$10.464	$9.117	$9.236	$8.300	$6.769
Number of Accumulation Units outstanding at end of period (in thousands)	32	45	53	60	68	65	33
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.085	$15.949	$13.931	$14.149	$12.746	$10.422	$—
Accumulation Unit Value at end of period	$23.844	$21.085	$15.949	$13.931	$14.149	$12.746	$—
Number of Accumulation Units outstanding at end of period (in thousands)	22	20	20	21	29	18	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.082	$10.852	$9.712	$9.745	$8.752	$7.136	$10.483
Accumulation Unit Value at end of period	$15.646	$14.082	$10.852	$9.712	$9.745	$8.752	$7.136
Number of Accumulation Units outstanding at end of period (in thousands)	4,574	7,129	10,614	13,121	14,166	13,324	7,136
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.837	$10.695	$9.601	$9.663	$8.703	$7.118	$10.478
Accumulation Unit Value at end of period	$15.329	$13.837	$10.695	$9.601	$9.663	$8.703	$7.118
Number of Accumulation Units outstanding at end of period (in thousands)	1,076	1,225	1,965	2,324	2,426	2,350	1,109
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.677	$10.592	$9.527	$9.608	$8.672	$7.106	$10.474
Accumulation Unit Value at end of period	$15.121	$13.677	$10.592	$9.527	$9.608	$8.672	$7.106
Number of Accumulation Units outstanding at end of period (in thousands)	357	520	937	1,220	1,339	1,420	882
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.654	$15.260	$13.760	$13.911	$12.587	$10.341	$—
Accumulation Unit Value at end of period	$21.675	$19.654	$15.260	$13.760	$13.911	$12.587	$—
Number of Accumulation Units outstanding at end of period (in thousands)	402	495	398	417	425	278	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.439	$10.440	$9.418	$9.527	$8.624	$7.089	$10.469
Accumulation Unit Value at end of period	$14.814	$13.439	$10.440	$9.418	$9.527	$8.624	$7.089
Number of Accumulation Units outstanding at end of period (in thousands)	46	58	120	138	145	135	95
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.356	$15.073	$13.633	$13.824	$12.545	$10.338	$—
Accumulation Unit Value at end of period	$21.282	$19.356	$15.073	$13.633	$13.824	$12.545	$—
Number of Accumulation Units outstanding at end of period (in thousands)	66	66	67	50	78	55	—

130

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.102	$8.281	$6.822	$8.054	$7.167	$5.371	$10.508
Accumulation Unit Value at end of period	$11.662	$11.102	$8.281	$6.822	$8.054	$7.167	$5.371
Number of Accumulation Units outstanding at end of period (in thousands)	56	44	40	47	34	34	37
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.909	$8.162	$6.744	$7.986	$7.127	$5.358	$10.503
Accumulation Unit Value at end of period	$11.425	$10.909	$8.162	$6.744	$7.986	$7.127	$5.358
Number of Accumulation Units outstanding at end of period (in thousands)	13	14	12	7	24	29	12
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.783	$8.083	$6.692	$7.940	$7.101	$5.349	$10.499
Accumulation Unit Value at end of period	$11.270	$10.783	$8.083	$6.692	$7.940	$7.101	$5.349
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	22	28	19	20	20
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.977	$15.764	$13.084	$15.564	$13.953	$10.537	$—
Accumulation Unit Value at end of period	$21.869	$20.977	$15.764	$13.084	$15.564	$13.953	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	10	10	7	3	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.595	$7.966	$6.615	$7.873	$7.062	$5.335	$10.494
Accumulation Unit Value at end of period	$11.041	$10.595	$7.966	$6.615	$7.873	$7.062	$5.335
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	3	4	4	4	6
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.658	$15.572	$12.963	$15.466	$13.907	$10.534	$—
Accumulation Unit Value at end of period	$21.473	$20.658	$15.572	$12.963	$15.466	$13.907	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	1	1	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.287	$9.951	$7.974	$8.897	$7.693	$6.034	$10.179
Accumulation Unit Value at end of period	$14.918	$13.287	$9.951	$7.974	$8.897	$7.693	$6.034
Number of Accumulation Units outstanding at end of period (in thousands)	2,174	3,210	4,536	5,558	6,250	5,861	2,659
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.056	$9.807	$7.883	$8.821	$7.651	$6.019	$10.173
Accumulation Unit Value at end of period	$14.615	$13.056	$9.807	$7.883	$8.821	$7.651	$6.019
Number of Accumulation Units outstanding at end of period (in thousands)	600	744	1,045	1,164	1,283	1,058	519
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.904	$9.713	$7.823	$8.771	$7.623	$6.009	$10.170
Accumulation Unit Value at end of period	$14.416	$12.904	$9.713	$7.823	$8.771	$7.623	$6.009
Number of Accumulation Units outstanding at end of period (in thousands)	151	269	466	582	640	654	482
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.360	$16.872	$13.623	$15.312	$13.341	$10.543	$—
Accumulation Unit Value at end of period	$24.917	$22.360	$16.872	$13.623	$15.312	$13.341	$—
Number of Accumulation Units outstanding at end of period (in thousands)	233	188	184	207	227	175	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.680	$9.573	$7.733	$8.697	$7.581	$5.994	$10.165
Accumulation Unit Value at end of period	$14.124	$12.680	$9.573	$7.733	$8.697	$7.581	$5.994
Number of Accumulation Units outstanding at end of period (in thousands)	37	52	60	86	99	102	52
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.021	$16.666	$13.497	$15.216	$13.297	$10.540	$—
Accumulation Unit Value at end of period	$24.466	$22.021	$16.666	$13.497	$15.216	$13.297	$—
Number of Accumulation Units outstanding at end of period (in thousands)	25	22	24	28	44	33	—

131

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.632	$14.932	$13.280	$12.895	$11.287	$7.626	$10.352
Accumulation Unit Value at end of period	$15.773	$15.632	$14.932	$13.280	$12.895	$11.287	$7.626
Number of Accumulation Units outstanding at end of period (in thousands)	461	709	1,357	1,451	1,783	1,148	188
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.361	$14.717	$13.128	$12.786	$11.225	$7.607	$10.347
Accumulation Unit Value at end of period	$15.453	$15.361	$14.717	$13.128	$12.786	$11.225	$7.607
Number of Accumulation Units outstanding at end of period (in thousands)	116	110	184	166	233	233	29
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.183	$14.575	$13.027	$12.714	$11.184	$7.594	$10.343
Accumulation Unit Value at end of period	$15.243	$15.183	$14.575	$13.027	$12.714	$11.184	$7.594
Number of Accumulation Units outstanding at end of period (in thousands)	39	61	121	181	224	200	40
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.504	$19.733	$17.682	$17.299	$15.256	$10.385	$—
Accumulation Unit Value at end of period	$20.534	$20.504	$19.733	$17.682	$17.299	$15.256	$—
Number of Accumulation Units outstanding at end of period (in thousands)	98	130	136	120	209	137	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.919	$14.365	$12.878	$12.606	$11.122	$7.575	$10.338
Accumulation Unit Value at end of period	$14.933	$14.919	$14.365	$12.878	$12.606	$11.122	$7.575
Number of Accumulation Units outstanding at end of period (in thousands)	26	29	42	52	50	41	15
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.193	$19.493	$17.519	$17.191	$15.206	$10.382	$—
Accumulation Unit Value at end of period	$20.162	$20.193	$19.493	$17.519	$17.191	$15.206	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	18	14	42	13	12	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.017	$9.214	$7.793	$9.210	$8.178	$6.230	$10.408
Accumulation Unit Value at end of period	$10.417	$11.017	$9.214	$7.793	$9.210	$8.178	$6.230
Number of Accumulation Units outstanding at end of period (in thousands)	829	1,117	904	1,096	1,088	884	604
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.825	$9.081	$7.704	$9.132	$8.133	$6.214	$10.403
Accumulation Unit Value at end of period	$10.205	$10.825	$9.081	$7.704	$9.132	$8.133	$6.214
Number of Accumulation Units outstanding at end of period (in thousands)	188	209	135	173	192	184	103
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.700	$8.994	$7.645	$9.080	$8.104	$6.204	$10.399
Accumulation Unit Value at end of period	$10.066	$10.700	$8.994	$7.645	$9.080	$8.104	$6.204
Number of Accumulation Units outstanding at end of period (in thousands)	48	73	151	190	206	180	142
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.219	$15.352	$13.083	$15.578	$13.937	$10.696	$—
Accumulation Unit Value at end of period	$17.097	$18.219	$15.352	$13.083	$15.578	$13.937	$—
Number of Accumulation Units outstanding at end of period (in thousands)	55	53	34	38	35	22	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.514	$8.864	$7.558	$9.003	$8.059	$6.188	$10.394
Accumulation Unit Value at end of period	$9.862	$10.514	$8.864	$7.558	$9.003	$8.059	$6.188
Number of Accumulation Units outstanding at end of period (in thousands)	15	25	21	27	31	38	23
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.942	$15.165	$12.962	$15.480	$13.891	$10.693	$—
Accumulation Unit Value at end of period	$16.787	$17.942	$15.165	$12.962	$15.480	$13.891	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	18	14	10	18	9	—

132

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.837	$11.151	$9.803	$10.313	$8.446	$6.642	$10.461
Accumulation Unit Value at end of period	$16.679	$15.837	$11.151	$9.803	$10.313	$8.446	$6.642
Number of Accumulation Units outstanding at end of period (in thousands)	210	354	340	464	563	687	328
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.562	$10.990	$9.691	$10.226	$8.400	$6.625	$10.456
Accumulation Unit Value at end of period	$16.340	$15.562	$10.990	$9.691	$10.226	$8.400	$6.625
Number of Accumulation Units outstanding at end of period (in thousands)	68	98	89	115	84	92	47
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.381	$10.885	$9.617	$10.168	$8.369	$6.614	$10.452
Accumulation Unit Value at end of period	$16.118	$15.381	$10.885	$9.617	$10.168	$8.369	$6.614
Number of Accumulation Units outstanding at end of period (in thousands)	24	41	77	96	103	114	97
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.013	$17.036	$15.089	$15.994	$13.197	$10.456	$—
Accumulation Unit Value at end of period	$25.101	$24.013	$17.036	$15.089	$15.994	$13.197	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	25	11	12	13	14	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.114	$10.728	$9.507	$10.082	$8.323	$6.597	$10.447
Accumulation Unit Value at end of period	$15.791	$15.114	$10.728	$9.507	$10.082	$8.323	$6.597
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	7	10	10	16	8
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.649	$16.828	$14.950	$15.894	$13.154	$10.453	$—
Accumulation Unit Value at end of period	$24.647	$23.649	$16.828	$14.950	$15.894	$13.154	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	2	7	1	4	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Small/Mid Cap Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.471	$11.438	$10.035	$10.320	$8.337	$5.732	$10.244
Accumulation Unit Value at end of period	$16.013	$15.471	$11.438	$10.035	$10.320	$8.337	$5.732
Number of Accumulation Units outstanding at end of period (in thousands)	79	114	354	282	342	252	133
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.203	$11.273	$9.920	$10.232	$8.292	$5.718	$10.239
Accumulation Unit Value at end of period	$15.688	$15.203	$11.273	$9.920	$10.232	$8.292	$5.718
Number of Accumulation Units outstanding at end of period (in thousands)	31	38	47	72	60	141	21
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.026	$11.165	$9.844	$10.174	$8.261	$5.708	$10.236
Accumulation Unit Value at end of period	$15.475	$15.026	$11.165	$9.844	$10.174	$8.261	$5.708
Number of Accumulation Units outstanding at end of period (in thousands)	17	19	36	60	94	67	39
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.802	$19.964	$17.648	$18.285	$14.884	$10.310	$—
Accumulation Unit Value at end of period	$27.534	$26.802	$19.964	$17.648	$18.285	$14.884	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	22	21	32	33	27	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.765	$11.004	$9.732	$10.088	$8.216	$5.694	$10.230
Accumulation Unit Value at end of period	$15.160	$14.765	$11.004	$9.732	$10.088	$8.216	$5.694
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	2	3	2	8	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.396	$19.720	$17.485	$18.170	$14.835	$10.307	$—
Accumulation Unit Value at end of period	$27.035	$26.396	$19.720	$17.485	$18.170	$14.835	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	18	13	15	15	15	—

133

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford SmallCap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.240	$14.203	$12.300	$12.329	$9.179	$6.892	$10.631
Accumulation Unit Value at end of period	$21.071	$20.240	$14.203	$12.300	$12.329	$9.179	$6.892
Number of Accumulation Units outstanding at end of period (in thousands)	105	154	296	314	193	133	73
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.889	$13.999	$12.159	$12.225	$9.128	$6.875	$10.626
Accumulation Unit Value at end of period	$20.643	$19.889	$13.999	$12.159	$12.225	$9.128	$6.875
Number of Accumulation Units outstanding at end of period (in thousands)	30	46	82	74	53	26	22
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.658	$13.864	$12.066	$12.156	$9.095	$6.863	$10.622
Accumulation Unit Value at end of period	$20.363	$19.658	$13.864	$12.066	$12.156	$9.095	$6.863
Number of Accumulation Units outstanding at end of period (in thousands)	10	33	62	69	39	41	36
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.112	$21.290	$18.575	$18.760	$14.071	$10.645	$—
Accumulation Unit Value at end of period	$31.113	$30.112	$21.290	$18.575	$18.760	$14.071	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	26	10	14	12	7	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.317	$13.664	$11.928	$12.053	$9.045	$6.846	$10.617
Accumulation Unit Value at end of period	$19.949	$19.317	$13.664	$11.928	$12.053	$9.045	$6.846
Number of Accumulation Units outstanding at end of period (in thousands)	8	5	2	16	10	3	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.655	$21.030	$18.404	$18.643	$14.025	$10.642	$—
Accumulation Unit Value at end of period	$30.550	$29.655	$21.030	$18.404	$18.643	$14.025	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	15	15	16	13	13	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.974	$10.742	$9.547	$9.814	$8.691	$6.242	$10.633
Accumulation Unit Value at end of period	$15.299	$13.974	$10.742	$9.547	$9.814	$8.691	$6.242
Number of Accumulation Units outstanding at end of period (in thousands)	18	28	233	31	41	39	26
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.731	$10.587	$9.438	$9.731	$8.643	$6.227	$10.627
Accumulation Unit Value at end of period	$14.989	$13.731	$10.587	$9.438	$9.731	$8.643	$6.227
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	2	2	3	3	2
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.572	$10.485	$9.366	$9.675	$8.611	$6.216	$10.624
Accumulation Unit Value at end of period	$14.785	$13.572	$10.485	$9.366	$9.675	$8.611	$6.216
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	10	5	8	14	8
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.276	$17.253	$15.449	$16.000	$14.276	$10.331	$—
Accumulation Unit Value at end of period	$24.206	$22.276	$17.253	$15.449	$16.000	$14.276	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	6	3	3	5	9	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.336	$10.334	$9.259	$9.593	$8.564	$6.201	$10.618
Accumulation Unit Value at end of period	$14.485	$13.336	$10.334	$9.259	$9.593	$8.564	$6.201
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	5	2	2	3	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.938	$17.042	$15.307	$15.900	$14.229	$10.328	$—
Accumulation Unit Value at end of period	$23.768	$21.938	$17.042	$15.307	$15.900	$14.229	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	2	2	1	6	6	—

134

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.629	$11.986	$11.331	$10.767	$10.181	$9.000	$9.941
Accumulation Unit Value at end of period	$12.112	$11.629	$11.986	$11.331	$10.767	$10.181	$9.000
Number of Accumulation Units outstanding at end of period (in thousands)	10,813	15,656	15,445	17,214	19,012	17,393	7,751
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.427	$11.814	$11.202	$10.676	$10.125	$8.977	$9.936
Accumulation Unit Value at end of period	$11.866	$11.427	$11.814	$11.202	$10.676	$10.125	$8.977
Number of Accumulation Units outstanding at end of period (in thousands)	2,379	2,669	2,599	2,819	3,030	2,668	1,170
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.295	$11.700	$11.116	$10.616	$10.088	$8.962	$9.933
Accumulation Unit Value at end of period	$11.705	$11.295	$11.700	$11.116	$10.616	$10.088	$8.962
Number of Accumulation Units outstanding at end of period (in thousands)	560	908	1,430	1,688	1,778	1,722	1,072
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.765	$13.256	$12.626	$12.088	$11.516	$10.256	$—
Accumulation Unit Value at end of period	$13.196	$12.765	$13.256	$12.626	$12.088	$11.516	$—
Number of Accumulation Units outstanding at end of period (in thousands)	865	946	846	920	914	621	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.099	$11.531	$10.989	$10.526	$10.033	$8.940	$9.928
Accumulation Unit Value at end of period	$11.468	$11.099	$11.531	$10.989	$10.526	$10.033	$8.940
Number of Accumulation Units outstanding at end of period (in thousands)	115	119	151	190	216	227	109
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.572	$13.094	$12.510	$12.012	$11.478	$10.253	$—
Accumulation Unit Value at end of period	$12.957	$12.572	$13.094	$12.510	$12.012	$11.478	$—
Number of Accumulation Units outstanding at end of period (in thousands)	100	108	94	89	120	83	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.134	$10.479	$10.273	$9.959	$9.754	$9.592	$9.798
Accumulation Unit Value at end of period	$10.249	$10.134	$10.479	$10.273	$9.959	$9.754	$9.592
Number of Accumulation Units outstanding at end of period (in thousands)	430	601	1,702	2,083	1,651	1,651	1,434
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.958	$10.328	$10.156	$9.874	$9.701	$9.568	$9.793
Accumulation Unit Value at end of period	$10.041	$9.958	$10.328	$10.156	$9.874	$9.701	$9.568
Number of Accumulation Units outstanding at end of period (in thousands)	158	213	270	249	305	175	82
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.842	$10.228	$10.078	$9.819	$9.665	$9.552	$9.790
Accumulation Unit Value at end of period	$9.904	$9.842	$10.228	$10.078	$9.819	$9.665	$9.552
Number of Accumulation Units outstanding at end of period (in thousands)	104	129	211	277	375	403	401
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.202	$10.629	$10.499	$10.254	$10.120	$10.026	$—
Accumulation Unit Value at end of period	$10.241	$10.202	$10.629	$10.499	$10.254	$10.120	$—
Number of Accumulation Units outstanding at end of period (in thousands)	163	221	360	221	188	147	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.672	$10.081	$9.963	$9.735	$9.612	$9.529	$9.785
Accumulation Unit Value at end of period	$9.703	$9.672	$10.081	$9.963	$9.735	$9.612	$9.529
Number of Accumulation Units outstanding at end of period (in thousands)	13	62	127	137	147	147	14
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.048	$10.499	$10.402	$10.190	$10.086	$10.024	$—
Accumulation Unit Value at end of period	$10.055	$10.048	$10.499	$10.402	$10.190	$10.086	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	16	172	32	11	6	—

135

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.225	$9.379	$9.535	$9.693	$9.855	$10.012	$10.013
Accumulation Unit Value at end of period	$9.083	$9.225	$9.379	$9.535	$9.693	$9.855	$10.012
Number of Accumulation Units outstanding at end of period (in thousands)	1,420	2,459	5,019	5,872	4,799	6,042	5,454
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.065	$9.244	$9.426	$9.611	$9.801	$9.987	$10.008
Accumulation Unit Value at end of period	$8.899	$9.065	$9.244	$9.426	$9.611	$9.801	$9.987
Number of Accumulation Units outstanding at end of period (in thousands)	194	352	825	544	708	822	389
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.960	$9.155	$9.354	$9.557	$9.765	$9.970	$10.004
Accumulation Unit Value at end of period	$8.778	$8.960	$9.155	$9.354	$9.557	$9.765	$9.970
Number of Accumulation Units outstanding at end of period (in thousands)	520	690	1,007	916	826	1,179	978
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.859	$9.074	$9.295	$9.520	$9.752	$9.982	$—
Accumulation Unit Value at end of period	$8.658	$8.859	$9.074	$9.295	$9.520	$9.752	$—
Number of Accumulation Units outstanding at end of period (in thousands)	306	583	425	444	322	72	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.805	$9.023	$9.247	$9.476	$9.711	$9.945	$10.000
Accumulation Unit Value at end of period	$8.600	$8.805	$9.023	$9.247	$9.476	$9.711	$9.945
Number of Accumulation Units outstanding at end of period (in thousands)	18	33	64	53	103	155	91
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.725	$8.963	$9.209	$9.461	$9.720	$9.979	$—
Accumulation Unit Value at end of period	$8.501	$8.725	$8.963	$9.209	$9.461	$9.720	$—
Number of Accumulation Units outstanding at end of period (in thousands)	35	41	203	94	85	48	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Hartford Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.060	$10.834	$9.415	$9.762	$8.655	$7.075	$10.637
Accumulation Unit Value at end of period	$15.402	$14.060	$10.834	$9.415	$9.762	$8.655	$7.075
Number of Accumulation Units outstanding at end of period (in thousands)	138	207	437	522	571	257	194
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.816	$10.677	$9.307	$9.679	$8.607	$7.057	$10.632
Accumulation Unit Value at end of period	$15.089	$13.816	$10.677	$9.307	$9.679	$8.607	$7.057
Number of Accumulation Units outstanding at end of period (in thousands)	48	65	280	374	402	344	156
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.656	$10.575	$9.236	$9.625	$8.576	$7.045	$10.628
Accumulation Unit Value at end of period	$14.884	$13.656	$10.575	$9.236	$9.625	$8.576	$7.045
Number of Accumulation Units outstanding at end of period (in thousands)	41	55	65	88	83	28	26
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.732	$15.318	$13.412	$14.012	$12.516	$10.308	$—
Accumulation Unit Value at end of period	$21.453	$19.732	$15.318	$13.412	$14.012	$12.516	$—
Number of Accumulation Units outstanding at end of period (in thousands)	31	33	36	36	37	15	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.419	$10.422	$9.130	$9.543	$8.529	$7.027	$10.623
Accumulation Unit Value at end of period	$14.582	$13.419	$10.422	$9.130	$9.543	$8.529	$7.027
Number of Accumulation Units outstanding at end of period (in thousands)	1	5	20	14	16	2	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.432	$15.131	$13.288	$13.924	$12.475	$10.305	$—
Accumulation Unit Value at end of period	$21.064	$19.432	$15.131	$13.288	$13.924	$12.475	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	6	10	—	—

136

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Asset Allocation Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.204	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.765	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	803	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.950	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.492	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	73	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.783	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.313	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	218	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.974	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.709	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	312	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.538	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.050	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.658	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.370	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Blue Chip Income and Growth Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.818	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.729	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	362	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.553	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.437	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	142	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.378	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.246	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	115	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.578	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.902	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	126	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.121	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.964	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.217	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.505	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	—	—	—	—	—	—

137

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Bond Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.952	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.916	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4,145	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.741	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.700	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,058	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.603	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.558	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	243	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.219	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.161	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	339	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.399	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.349	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	64	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.005	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.941	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	44	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Global Bond Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.302	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.960	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	180	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.085	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.743	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.942	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.601	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	91	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.858	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.482	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	73	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.732	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.391	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.650	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.274	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	—	—	—	—	—	—

138

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Global Growth and Income Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.459	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.058	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	589	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.238	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.819	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	119	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.094	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.662	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	192	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.315	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.295	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	104	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.881	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.431	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	61	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.976	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.927	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Global Growth Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.508	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.204	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	211	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.268	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.943	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	110	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.110	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.771	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	39	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.082	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.168	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	67	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.877	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.518	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	90	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.730	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.785	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	—	—	—	—	—	—

139

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Global Small Capitalization Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.512	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.072	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	853	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.310	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.853	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	273	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.177	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.709	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	83	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.156	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.250	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	71	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.982	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.497	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.785	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.847	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Growth Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.740	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.658	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3,689	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.495	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.388	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	771	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.334	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.210	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	373	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.658	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.186	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	445	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.097	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.949	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	284	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.278	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.766	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	83	—	—	—	—	—	—

140

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds Growth-Income Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.400	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.261	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,627	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.143	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.979	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	461	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.973	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.793	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	206	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.500	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.784	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	211	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.724	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.520	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	172	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.140	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.390	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	56	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds International Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.729	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.886	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3,419	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.541	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.690	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	926	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.419	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.562	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	266	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.632	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.876	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	266	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.237	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.372	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	83	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.340	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.570	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	51	—	—	—	—	—	—

141

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
HIMCO VIT American Funds New World Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.046	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.687	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	311	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.852	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.495	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	133	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.726	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.369	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	103	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.987	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.356	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	95	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.539	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.184	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.689	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.060	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	30	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.506	$9.822	$10.135	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.370	$13.506	$9.822	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	24	40	40	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.432	$9.797	$10.129	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.248	$13.432	$9.797	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	9	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.382	$9.781	$10.126	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.168	$13.382	$9.781	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	8	10	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.321	$9.760	$10.122	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.068	$13.321	$9.760	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	57	41	28	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.309	$9.756	$10.121	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.048	$13.309	$9.756	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.248	$9.736	$10.117	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.949	$13.248	$9.736	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	—	—	—	—

142

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. American Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.589	$11.833	$10.275	$10.360	$8.620	$6.298	$10.475
Accumulation Unit Value at end of period	$16.787	$15.589	$11.833	$10.275	$10.360	$8.620	$6.298
Number of Accumulation Units outstanding at end of period (in thousands)	50	57	198	256	236	279	181
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.318	$11.662	$10.157	$10.273	$8.573	$6.282	$10.470
Accumulation Unit Value at end of period	$16.447	$15.318	$11.662	$10.157	$10.273	$8.573	$6.282
Number of Accumulation Units outstanding at end of period (in thousands)	17	19	69	68	71	70	58
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.141	$11.550	$10.080	$10.215	$8.542	$6.271	$10.467
Accumulation Unit Value at end of period	$16.223	$15.141	$11.550	$10.080	$10.215	$8.542	$6.271
Number of Accumulation Units outstanding at end of period (in thousands)	15	16	41	42	47	51	32
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.174	$19.252	$16.843	$17.111	$14.345	$10.558	$—
Accumulation Unit Value at end of period	$26.907	$25.174	$19.252	$16.843	$17.111	$14.345	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	24	8	9	10	10	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.878	$11.384	$9.965	$10.128	$8.495	$6.256	$10.462
Accumulation Unit Value at end of period	$15.895	$14.878	$11.384	$9.965	$10.128	$8.495	$6.256
Number of Accumulation Units outstanding at end of period (in thousands)	4	10	10	6	5	6	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.793	$19.017	$16.688	$17.004	$14.298	$10.555	$—
Accumulation Unit Value at end of period	$26.420	$24.793	$19.017	$16.688	$17.004	$14.298	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Balanced Risk Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.862	$11.891	$10.926	$10.345	$—	$—	$—
Accumulation Unit Value at end of period	$12.334	$11.862	$11.891	$10.926	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	350	517	825	738	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.763	$11.827	$10.900	$10.341	$—	$—	$—
Accumulation Unit Value at end of period	$12.195	$11.763	$11.827	$10.900	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	79	80	177	78	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.698	$11.785	$10.883	$10.338	$—	$—	$—
Accumulation Unit Value at end of period	$12.103	$11.698	$11.785	$10.883	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	5	13	7	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.617	$11.732	$10.861	$10.335	$—	$—	$—
Accumulation Unit Value at end of period	$11.989	$11.617	$11.732	$10.861	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	14	20	8	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.600	$11.722	$10.857	$10.334	$—	$—	$—
Accumulation Unit Value at end of period	$11.966	$11.600	$11.722	$10.857	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	10	6	12	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.520	$11.669	$10.836	$10.331	$—	$—	$—
Accumulation Unit Value at end of period	$11.853	$11.520	$11.669	$10.836	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	13	21	13	—	—	—

143

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.638	$10.753	$9.622	$9.811	$9.130	$7.252	$10.385
Accumulation Unit Value at end of period	$14.467	$13.638	$10.753	$9.622	$9.811	$9.130	$7.252
Number of Accumulation Units outstanding at end of period (in thousands)	46	52	88	110	243	309	98
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.402	$10.598	$9.512	$9.728	$9.080	$7.234	$10.380
Accumulation Unit Value at end of period	$14.174	$13.402	$10.598	$9.512	$9.728	$9.080	$7.234
Number of Accumulation Units outstanding at end of period (in thousands)	21	23	17	29	53	51	57
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.246	$10.497	$9.439	$9.673	$9.047	$7.222	$10.376
Accumulation Unit Value at end of period	$13.982	$13.246	$10.497	$9.439	$9.673	$9.047	$7.222
Number of Accumulation Units outstanding at end of period (in thousands)	6	10	37	38	49	44	37
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.434	$14.644	$13.202	$13.562	$12.716	$10.177	$—
Accumulation Unit Value at end of period	$19.409	$18.434	$14.644	$13.202	$13.562	$12.716	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	36	16	2	6	1	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.017	$10.346	$9.332	$9.591	$8.997	$7.204	$10.371
Accumulation Unit Value at end of period	$13.698	$13.017	$10.346	$9.332	$9.591	$8.997	$7.204
Number of Accumulation Units outstanding at end of period (in thousands)	6	4	4	4	4	5	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.154	$14.465	$13.080	$13.478	$12.674	$10.174	$—
Accumulation Unit Value at end of period	$19.057	$18.154	$14.465	$13.080	$13.478	$12.674	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.943	$10.597	$9.421	$9.799	$8.880	$7.274	$10.476
Accumulation Unit Value at end of period	$15.082	$13.943	$10.597	$9.421	$9.799	$8.880	$7.274
Number of Accumulation Units outstanding at end of period (in thousands)	87	125	240	283	299	304	187
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.701	$10.444	$9.313	$9.717	$8.831	$7.256	$10.471
Accumulation Unit Value at end of period	$14.776	$13.701	$10.444	$9.313	$9.717	$8.831	$7.256
Number of Accumulation Units outstanding at end of period (in thousands)	34	37	26	28	34	33	26
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.543	$10.344	$9.242	$9.662	$8.799	$7.244	$10.468
Accumulation Unit Value at end of period	$14.575	$13.543	$10.344	$9.242	$9.662	$8.799	$7.244
Number of Accumulation Units outstanding at end of period (in thousands)	13	25	40	41	40	39	22
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.120	$14.640	$13.114	$13.743	$12.547	$10.355	$—
Accumulation Unit Value at end of period	$20.527	$19.120	$14.640	$13.114	$13.743	$12.547	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	15	8	5	5	4	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.308	$10.195	$9.137	$9.580	$8.751	$7.226	$10.463
Accumulation Unit Value at end of period	$14.280	$13.308	$10.195	$9.137	$9.580	$8.751	$7.226
Number of Accumulation Units outstanding at end of period (in thousands)	2	14	15	15	15	15	13
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.830	$14.461	$12.993	$13.657	$12.506	$10.353	$—
Accumulation Unit Value at end of period	$20.155	$18.830	$14.461	$12.993	$13.657	$12.506	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	9	8	3	3	3	—

144

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.378	$9.744	$8.595	$9.394	$8.481	$6.391	$10.303
Accumulation Unit Value at end of period	$11.202	$11.378	$9.744	$8.595	$9.394	$8.481	$6.391
Number of Accumulation Units outstanding at end of period (in thousands)	958	1,278	1,528	1,754	1,918	1,843	830
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.181	$9.603	$8.496	$9.315	$8.435	$6.375	$10.298
Accumulation Unit Value at end of period	$10.975	$11.181	$9.603	$8.496	$9.315	$8.435	$6.375
Number of Accumulation Units outstanding at end of period (in thousands)	181	189	228	259	259	224	97
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.051	$9.511	$8.431	$9.262	$8.404	$6.365	$10.295
Accumulation Unit Value at end of period	$10.826	$11.051	$9.511	$8.431	$9.262	$8.404	$6.365
Number of Accumulation Units outstanding at end of period (in thousands)	71	124	177	211	216	215	170
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.248	$15.744	$13.992	$15.409	$14.016	$10.641	$—
Accumulation Unit Value at end of period	$17.831	$18.248	$15.744	$13.992	$15.409	$14.016	$—
Number of Accumulation Units outstanding at end of period (in thousands)	88	72	70	76	76	57	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.860	$9.374	$8.335	$9.184	$8.358	$6.349	$10.290
Accumulation Unit Value at end of period	$10.606	$10.860	$9.374	$8.335	$9.184	$8.358	$6.349
Number of Accumulation Units outstanding at end of period (in thousands)	19	23	24	39	36	37	21
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.971	$15.552	$13.863	$15.313	$13.971	$10.639	$—
Accumulation Unit Value at end of period	$17.508	$17.971	$15.552	$13.863	$15.313	$13.971	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	10	10	48	19	15	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.246	$9.858	$10.015	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.032	$13.246	$9.858	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	23	46	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.173	$9.833	$10.010	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.913	$13.173	$9.833	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	7	9	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.125	$9.817	$10.007	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.834	$13.125	$9.817	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	12	19	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.065	$9.796	$10.003	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.737	$13.065	$9.796	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	31	32	22	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.053	$9.792	$10.002	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.717	$13.053	$9.792	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.993	$9.772	$9.998	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.620	$12.993	$9.772	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	—	—	—	—

145

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.905	$9.980	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.744	$9.905	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	814	1,155	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.888	$9.976	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.698	$9.888	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	361	318	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.876	$9.974	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.667	$9.876	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	87	114	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.862	$9.971	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.629	$9.862	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	115	171	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.859	$9.970	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.621	$9.859	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.844	$9.967	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.583	$9.844	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	22	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.569	$12.287	$10.991	$11.285	$8.948	$7.524	$10.730
Accumulation Unit Value at end of period	$16.637	$16.569	$12.287	$10.991	$11.285	$8.948	$7.524
Number of Accumulation Units outstanding at end of period (in thousands)	270	375	397	475	432	221	113
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.282	$12.111	$10.865	$11.189	$8.899	$7.506	$10.724
Accumulation Unit Value at end of period	$16.300	$16.282	$12.111	$10.865	$11.189	$8.899	$7.506
Number of Accumulation Units outstanding at end of period (in thousands)	57	71	68	70	51	24	12
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.093	$11.994	$10.782	$11.126	$8.866	$7.493	$10.721
Accumulation Unit Value at end of period	$16.079	$16.093	$11.994	$10.782	$11.126	$8.866	$7.493
Number of Accumulation Units outstanding at end of period (in thousands)	16	25	64	67	77	63	50
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.188	$16.578	$14.940	$15.455	$12.347	$10.461	$—
Accumulation Unit Value at end of period	$22.113	$22.188	$16.578	$14.940	$15.455	$12.347	$—
Number of Accumulation Units outstanding at end of period (in thousands)	39	34	26	25	29	18	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.814	$11.822	$10.659	$11.032	$8.818	$7.475	$10.716
Accumulation Unit Value at end of period	$15.753	$15.814	$11.822	$10.659	$11.032	$8.818	$7.475
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	8	9	7	5	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.851	$16.376	$14.802	$15.359	$12.307	$10.458	$—
Accumulation Unit Value at end of period	$21.713	$21.851	$16.376	$14.802	$15.359	$12.307	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	6	5	—	—

146

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Lord Abbett Bond-Debenture Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.682	$13.798	$12.465	$12.141	$10.989	$8.318	$10.285
Accumulation Unit Value at end of period	$15.069	$14.682	$13.798	$12.465	$12.141	$10.989	$8.318
Number of Accumulation Units outstanding at end of period (in thousands)	643	883	1,727	2,100	2,294	2,396	1,137
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.427	$13.600	$12.323	$12.038	$10.929	$8.297	$10.280
Accumulation Unit Value at end of period	$14.764	$14.427	$13.600	$12.323	$12.038	$10.929	$8.297
Number of Accumulation Units outstanding at end of period (in thousands)	105	128	263	302	304	293	133
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.260	$13.469	$12.229	$11.970	$10.889	$8.283	$10.277
Accumulation Unit Value at end of period	$14.563	$14.260	$13.469	$12.229	$11.970	$10.889	$8.283
Number of Accumulation Units outstanding at end of period (in thousands)	114	161	281	362	376	403	316
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.858	$16.910	$15.391	$15.103	$13.774	$10.504	$—
Accumulation Unit Value at end of period	$18.192	$17.858	$16.910	$15.391	$15.103	$13.774	$—
Number of Accumulation Units outstanding at end of period (in thousands)	151	148	139	152	126	115	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.013	$13.275	$12.089	$11.869	$10.829	$8.263	$10.271
Accumulation Unit Value at end of period	$14.268	$14.013	$13.275	$12.089	$11.869	$10.829	$8.263
Number of Accumulation Units outstanding at end of period (in thousands)	30	35	25	29	76	185	21
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.587	$16.703	$15.249	$15.009	$13.729	$10.501	$—
Accumulation Unit Value at end of period	$17.863	$17.587	$16.703	$15.249	$15.009	$13.729	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	8	14	15	17	17	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Lord Abbett Calibrated Dividend Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.765	$11.733	$10.607	$10.763	$9.534	$7.854	$10.366
Accumulation Unit Value at end of period	$16.199	$14.765	$11.733	$10.607	$10.763	$9.534	$7.854
Number of Accumulation Units outstanding at end of period (in thousands)	367	504	465	511	359	265	121
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.509	$11.565	$10.486	$10.672	$9.482	$7.834	$10.361
Accumulation Unit Value at end of period	$15.871	$14.509	$11.565	$10.486	$10.672	$9.482	$7.834
Number of Accumulation Units outstanding at end of period (in thousands)	60	54	112	155	118	120	32
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.341	$11.453	$10.406	$10.612	$9.447	$7.821	$10.357
Accumulation Unit Value at end of period	$15.656	$14.341	$11.453	$10.406	$10.612	$9.447	$7.821
Number of Accumulation Units outstanding at end of period (in thousands)	15	18	27	28	32	44	12
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.856	$15.097	$13.751	$14.058	$12.546	$10.413	$—
Accumulation Unit Value at end of period	$20.533	$18.856	$15.097	$13.751	$14.058	$12.546	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	24	23	25	21	19	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.092	$11.289	$10.287	$10.522	$9.395	$7.802	$10.352
Accumulation Unit Value at end of period	$15.338	$14.092	$11.289	$10.287	$10.522	$9.395	$7.802
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	7	9	8	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.570	$14.913	$13.624	$13.970	$12.505	$10.410	$—
Accumulation Unit Value at end of period	$20.162	$18.570	$14.913	$13.624	$13.970	$12.505	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	4	4	5	5	—

147

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Lord Abbett Growth and Income Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.678	$9.484	$8.602	$9.312	$8.063	$6.894	$10.527
Accumulation Unit Value at end of period	$13.425	$12.678	$9.484	$8.602	$9.312	$8.063	$6.894
Number of Accumulation Units outstanding at end of period (in thousands)	80	124	281	320	341	338	242
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.459	$9.348	$8.504	$9.233	$8.018	$6.877	$10.522
Accumulation Unit Value at end of period	$13.153	$12.459	$9.348	$8.504	$9.233	$8.018	$6.877
Number of Accumulation Units outstanding at end of period (in thousands)	28	43	58	60	79	82	45
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.314	$9.258	$8.439	$9.181	$7.989	$6.865	$10.518
Accumulation Unit Value at end of period	$12.975	$12.314	$9.258	$8.439	$9.181	$7.989	$6.865
Number of Accumulation Units outstanding at end of period (in thousands)	46	48	62	76	67	67	45
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.320	$13.808	$12.618	$13.761	$12.005	$10.342	$—
Accumulation Unit Value at end of period	$19.255	$18.320	$13.808	$12.618	$13.761	$12.005	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	22	7	4	11	11	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.101	$9.125	$8.343	$9.103	$7.945	$6.848	$10.513
Accumulation Unit Value at end of period	$12.711	$12.101	$9.125	$8.343	$9.103	$7.945	$6.848
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	18	10	10	10	8
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.043	$13.639	$12.501	$13.675	$11.966	$10.339	$—
Accumulation Unit Value at end of period	$18.906	$18.043	$13.639	$12.501	$13.675	$11.966	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	7	7	7	7	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.644	$11.652	$10.118	$10.344	$9.142	$6.768	$10.619
Accumulation Unit Value at end of period	$16.724	$15.644	$11.652	$10.118	$10.344	$9.142	$6.768
Number of Accumulation Units outstanding at end of period (in thousands)	340	494	100	128	102	71	38
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.372	$11.484	$10.002	$10.256	$9.092	$6.751	$10.613
Accumulation Unit Value at end of period	$16.385	$15.372	$11.484	$10.002	$10.256	$9.092	$6.751
Number of Accumulation Units outstanding at end of period (in thousands)	53	74	160	28	23	16	2
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.194	$11.373	$9.926	$10.198	$9.059	$6.740	$10.610
Accumulation Unit Value at end of period	$16.162	$15.194	$11.373	$9.926	$10.198	$9.059	$6.740
Number of Accumulation Units outstanding at end of period (in thousands)	15	14	26	16	12	18	7
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.490	$16.877	$14.766	$15.209	$13.544	$10.102	$—
Accumulation Unit Value at end of period	$23.864	$22.490	$16.877	$14.766	$15.209	$13.544	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	22	15	5	3	2	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.931	$11.210	$9.812	$10.112	$9.009	$6.723	$10.605
Accumulation Unit Value at end of period	$15.835	$14.931	$11.210	$9.812	$10.112	$9.009	$6.723
Number of Accumulation Units outstanding at end of period (in thousands)	—	2	2	2	—	1	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.149	$16.671	$14.629	$15.114	$13.499	$10.099	$—
Accumulation Unit Value at end of period	$23.432	$22.149	$16.671	$14.629	$15.114	$13.499	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	4	3	7	7	—

148

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.034	$10.830	$9.265	$9.653	$8.850	$7.110	$10.600
Accumulation Unit Value at end of period	$15.283	$14.034	$10.830	$9.265	$9.653	$8.850	$7.110
Number of Accumulation Units outstanding at end of period (in thousands)	36	56	106	98	114	114	60
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.791	$10.674	$9.159	$9.571	$8.802	$7.092	$10.595
Accumulation Unit Value at end of period	$14.973	$13.791	$10.674	$9.159	$9.571	$8.802	$7.092
Number of Accumulation Units outstanding at end of period (in thousands)	54	102	121	6	1	1	1
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.631	$10.572	$9.089	$9.517	$8.770	$7.080	$10.591
Accumulation Unit Value at end of period	$14.770	$13.631	$10.572	$9.089	$9.517	$8.770	$7.080
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	9	19	14	14	17
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.423	$15.101	$13.017	$13.664	$12.622	$10.216	$—
Accumulation Unit Value at end of period	$20.993	$19.423	$15.101	$13.017	$13.664	$12.622	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	4	7	13	1	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.394	$10.419	$8.985	$9.437	$8.722	$7.062	$10.586
Accumulation Unit Value at end of period	$14.470	$13.394	$10.419	$8.985	$9.437	$8.722	$7.062
Number of Accumulation Units outstanding at end of period (in thousands)	—	2	4	4	2	2	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.128	$14.917	$12.896	$13.578	$12.581	$10.213	$—
Accumulation Unit Value at end of period	$20.613	$19.128	$14.917	$12.896	$13.578	$12.581	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	3	4	2	2	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
MFS Research Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.279	$12.646	$12.009	$11.466	$10.874	$9.537	$10.040
Accumulation Unit Value at end of period	$12.757	$12.279	$12.646	$12.009	$11.466	$10.874	$9.537
Number of Accumulation Units outstanding at end of period (in thousands)	4,474	6,389	2,247	1,942	1,756	750	152
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.066	$12.464	$11.872	$11.369	$10.814	$9.513	$10.035
Accumulation Unit Value at end of period	$12.498	$12.066	$12.464	$11.872	$11.369	$10.814	$9.513
Number of Accumulation Units outstanding at end of period (in thousands)	1,055	1,212	317	238	229	59	8
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.926	$12.344	$11.781	$11.305	$10.774	$9.497	$10.032
Accumulation Unit Value at end of period	$12.328	$11.926	$12.344	$11.781	$11.305	$10.774	$9.497
Number of Accumulation Units outstanding at end of period (in thousands)	62	98	239	210	172	106	18
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.747	$13.227	$12.655	$12.174	$11.632	$10.279	$—
Accumulation Unit Value at end of period	$13.144	$12.747	$13.227	$12.655	$12.174	$11.632	$—
Number of Accumulation Units outstanding at end of period (in thousands)	157	138	213	95	145	67	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.719	$12.167	$11.647	$11.209	$10.715	$9.474	$10.027
Accumulation Unit Value at end of period	$12.078	$11.719	$12.167	$11.647	$11.209	$10.715	$9.474
Number of Accumulation Units outstanding at end of period (in thousands)	29	34	32	31	26	20	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.553	$13.065	$12.538	$12.098	$11.593	$10.276	$—
Accumulation Unit Value at end of period	$12.906	$12.553	$13.065	$12.538	$12.098	$11.593	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	16	18	17	15	3	—

149

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.743	$10.911	$9.999	$10.007	$9.279	$8.013	$10.255
Accumulation Unit Value at end of period	$13.567	$12.743	$10.911	$9.999	$10.007	$9.279	$8.013
Number of Accumulation Units outstanding at end of period (in thousands)	814	1,118	2,245	2,450	2,306	1,982	964
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.522	$10.754	$9.885	$9.922	$9.229	$7.993	$10.250
Accumulation Unit Value at end of period	$13.292	$12.522	$10.754	$9.885	$9.922	$9.229	$7.993
Number of Accumulation Units outstanding at end of period (in thousands)	156	163	413	437	443	355	134
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.377	$10.650	$9.809	$9.866	$9.195	$7.980	$10.247
Accumulation Unit Value at end of period	$13.112	$12.377	$10.650	$9.809	$9.866	$9.195	$7.980
Number of Accumulation Units outstanding at end of period (in thousands)	93	111	189	262	308	326	243
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.768	$13.603	$12.560	$12.664	$11.832	$10.295	$—
Accumulation Unit Value at end of period	$16.662	$15.768	$13.603	$12.560	$12.664	$11.832	$—
Number of Accumulation Units outstanding at end of period (in thousands)	89	103	99	118	110	83	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.163	$10.497	$9.697	$9.783	$9.144	$7.960	$10.242
Accumulation Unit Value at end of period	$12.846	$12.163	$10.497	$9.697	$9.783	$9.144	$7.960
Number of Accumulation Units outstanding at end of period (in thousands)	38	36	41	72	75	88	42
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.529	$13.436	$12.443	$12.585	$11.793	$10.292	$—
Accumulation Unit Value at end of period	$16.361	$15.529	$13.436	$12.443	$12.585	$11.793	$—
Number of Accumulation Units outstanding at end of period (in thousands)	65	57	56	56	48	36	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.225	$10.665	$9.357	$9.557	$8.736	$7.253	$10.526
Accumulation Unit Value at end of period	$15.420	$14.225	$10.665	$9.357	$9.557	$8.736	$7.253
Number of Accumulation Units outstanding at end of period (in thousands)	1,590	2,359	2,891	3,516	3,882	3,425	1,491
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.978	$10.512	$9.250	$9.476	$8.688	$7.235	$10.521
Accumulation Unit Value at end of period	$15.107	$13.978	$10.512	$9.250	$9.476	$8.688	$7.235
Number of Accumulation Units outstanding at end of period (in thousands)	308	367	430	551	551	444	201
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.816	$10.411	$9.179	$9.423	$8.656	$7.223	$10.517
Accumulation Unit Value at end of period	$14.902	$13.816	$10.411	$9.179	$9.423	$8.656	$7.223
Number of Accumulation Units outstanding at end of period (in thousands)	91	187	317	417	440	428	300
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.619	$14.820	$13.099	$13.480	$12.415	$10.385	$—
Accumulation Unit Value at end of period	$21.108	$19.619	$14.820	$13.099	$13.480	$12.415	$—
Number of Accumulation Units outstanding at end of period (in thousands)	165	154	174	201	205	158	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.577	$10.261	$9.074	$9.343	$8.609	$7.205	$10.512
Accumulation Unit Value at end of period	$14.600	$13.577	$10.261	$9.074	$9.343	$8.609	$7.205
Number of Accumulation Units outstanding at end of period (in thousands)	35	46	53	78	74	67	31
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.321	$14.639	$12.978	$13.396	$12.374	$10.382	$—
Accumulation Unit Value at end of period	$20.725	$19.321	$14.639	$12.978	$13.396	$12.374	$—
Number of Accumulation Units outstanding at end of period (in thousands)	22	24	22	65	31	12	—

150

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Capital Appreciation Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.683	$9.962	$8.899	$9.173	$8.544	$6.026	$10.874
Accumulation Unit Value at end of period	$14.362	$12.683	$9.962	$8.899	$9.173	$8.544	$6.026
Number of Accumulation Units outstanding at end of period (in thousands)	16	20	78	97	91	105	52
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.463	$9.818	$8.797	$9.095	$8.498	$6.011	$10.869
Accumulation Unit Value at end of period	$14.071	$12.463	$9.818	$8.797	$9.095	$8.498	$6.011
Number of Accumulation Units outstanding at end of period (in thousands)	10	3	4	5	5	8	2
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.318	$9.724	$8.730	$9.044	$8.466	$6.001	$10.865
Accumulation Unit Value at end of period	$13.880	$12.318	$9.724	$8.730	$9.044	$8.466	$6.001
Number of Accumulation Units outstanding at end of period (in thousands)	5	7	14	25	29	33	7
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.809	$16.468	$14.821	$15.393	$14.446	$10.265	$—
Accumulation Unit Value at end of period	$23.389	$20.809	$16.468	$14.821	$15.393	$14.446	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	5	6	8	4	10	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.105	$9.584	$8.630	$8.968	$8.420	$5.986	$10.860
Accumulation Unit Value at end of period	$13.599	$12.105	$9.584	$8.630	$8.968	$8.420	$5.986
Number of Accumulation Units outstanding at end of period (in thousands)	10	8	8	8	8	8	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.494	$16.267	$14.684	$15.297	$14.399	$10.262	$—
Accumulation Unit Value at end of period	$22.966	$20.494	$16.267	$14.684	$15.297	$14.399	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	2	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Equity Income Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.450	$9.834	$8.841	$9.410	$8.333	$6.390	$10.773
Accumulation Unit Value at end of period	$13.560	$12.450	$9.834	$8.841	$9.410	$8.333	$6.390
Number of Accumulation Units outstanding at end of period (in thousands)	61	81	53	53	38	73	27
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.234	$9.693	$8.740	$9.330	$8.287	$6.374	$10.768
Accumulation Unit Value at end of period	$13.285	$12.234	$9.693	$8.740	$9.330	$8.287	$6.374
Number of Accumulation Units outstanding at end of period (in thousands)	25	16	4	6	6	6	2
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.092	$9.600	$8.673	$9.278	$8.257	$6.363	$10.765
Accumulation Unit Value at end of period	$13.105	$12.092	$9.600	$8.673	$9.278	$8.257	$6.363
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	6	15	18	18	14
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.117	$15.214	$13.780	$14.777	$13.184	$10.186	$—
Accumulation Unit Value at end of period	$20.666	$19.117	$15.214	$13.780	$14.777	$13.184	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	4	3	3	4	4	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.883	$9.461	$8.574	$9.199	$8.212	$6.347	$10.759
Accumulation Unit Value at end of period	$12.839	$11.883	$9.461	$8.574	$9.199	$8.212	$6.347
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	1	1	1	1	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.827	$15.028	$13.653	$14.685	$13.141	$10.183	$—
Accumulation Unit Value at end of period	$20.292	$18.827	$15.028	$13.653	$14.685	$13.141	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	6	6	—	—	—

151

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Global Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.610	$10.895	$9.158	$10.178	$8.943	$6.524	$10.587
Accumulation Unit Value at end of period	$13.662	$13.610	$10.895	$9.158	$10.178	$8.943	$6.524
Number of Accumulation Units outstanding at end of period (in thousands)	216	312	613	848	859	999	717
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.374	$10.739	$9.053	$10.092	$8.894	$6.508	$10.582
Accumulation Unit Value at end of period	$13.385	$13.374	$10.739	$9.053	$10.092	$8.894	$6.508
Number of Accumulation Units outstanding at end of period (in thousands)	31	41	138	164	177	191	114
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.219	$10.635	$8.984	$10.035	$8.862	$6.497	$10.578
Accumulation Unit Value at end of period	$13.204	$13.219	$10.635	$8.984	$10.035	$8.862	$6.497
Number of Accumulation Units outstanding at end of period (in thousands)	58	76	126	190	168	168	144
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.395	$17.257	$14.614	$16.364	$14.487	$10.648	$—
Accumulation Unit Value at end of period	$21.317	$21.395	$17.257	$14.614	$16.364	$14.487	$—
Number of Accumulation Units outstanding at end of period (in thousands)	46	46	31	71	24	24	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.990	$10.482	$8.881	$9.950	$8.813	$6.481	$10.573
Accumulation Unit Value at end of period	$12.936	$12.990	$10.482	$8.881	$9.950	$8.813	$6.481
Number of Accumulation Units outstanding at end of period (in thousands)	11	14	11	13	15	20	9
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.071	$17.046	$14.479	$16.262	$14.440	$10.645	$—
Accumulation Unit Value at end of period	$20.931	$21.071	$17.046	$14.479	$16.262	$14.440	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	4	4	7	5	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Main Street Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.044	$10.862	$9.470	$9.658	$8.477	$6.733	$10.551
Accumulation Unit Value at end of period	$15.251	$14.044	$10.862	$9.470	$9.658	$8.477	$6.733
Number of Accumulation Units outstanding at end of period (in thousands)	27	39	78	67	69	56	37
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.800	$10.706	$9.362	$9.576	$8.431	$6.716	$10.546
Accumulation Unit Value at end of period	$14.941	$13.800	$10.706	$9.362	$9.576	$8.431	$6.716
Number of Accumulation Units outstanding at end of period (in thousands)	7	4	8	4	3	3	2
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.640	$10.603	$9.290	$9.522	$8.400	$6.705	$10.543
Accumulation Unit Value at end of period	$14.739	$13.640	$10.603	$9.290	$9.522	$8.400	$6.705
Number of Accumulation Units outstanding at end of period (in thousands)	7	14	9	16	12	12	5
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.901	$16.288	$14.307	$14.701	$13.000	$10.404	$—
Accumulation Unit Value at end of period	$22.528	$20.901	$16.288	$14.307	$14.701	$13.000	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	4	4	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.404	$10.450	$9.184	$9.442	$8.354	$6.688	$10.537
Accumulation Unit Value at end of period	$14.440	$13.404	$10.450	$9.184	$9.442	$8.354	$6.688
Number of Accumulation Units outstanding at end of period (in thousands)	9	15	13	6	4	4	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.584	$16.089	$14.175	$14.609	$12.958	$10.401	$—
Accumulation Unit Value at end of period	$22.120	$20.584	$16.089	$14.175	$14.609	$12.958	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	3	2	2	2	—

152

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Main Street Small Cap Fund/VA
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.896	$12.215	$10.553	$10.991	$9.080	$6.744	$10.519
Accumulation Unit Value at end of period	$18.557	$16.896	$12.215	$10.553	$10.991	$9.080	$6.744
Number of Accumulation Units outstanding at end of period (in thousands)	282	394	721	886	977	1,066	533
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.603	$12.039	$10.433	$10.898	$9.030	$6.727	$10.513
Accumulation Unit Value at end of period	$18.181	$16.603	$12.039	$10.433	$10.898	$9.030	$6.727
Number of Accumulation Units outstanding at end of period (in thousands)	70	82	113	132	134	140	130
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.411	$11.923	$10.353	$10.836	$8.997	$6.716	$10.510
Accumulation Unit Value at end of period	$17.934	$16.411	$11.923	$10.353	$10.836	$8.997	$6.716
Number of Accumulation Units outstanding at end of period (in thousands)	43	74	111	128	139	144	108
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.058	$18.980	$16.521	$17.336	$14.430	$10.797	$—
Accumulation Unit Value at end of period	$28.405	$26.058	$18.980	$16.521	$17.336	$14.430	$—
Number of Accumulation Units outstanding at end of period (in thousands)	62	55	55	61	61	57	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.127	$11.752	$10.235	$10.745	$8.948	$6.699	$10.505
Accumulation Unit Value at end of period	$17.570	$16.127	$11.752	$10.235	$10.745	$8.948	$6.699
Number of Accumulation Units outstanding at end of period (in thousands)	9	11	16	20	20	22	12
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.663	$18.748	$16.369	$17.227	$14.383	$10.794	$—
Accumulation Unit Value at end of period	$27.891	$25.663	$18.748	$16.369	$17.227	$14.383	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	5	5	6	7	7	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Putnam VT Diversified Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.310	$12.551	$11.441	$12.012	$10.839	$7.093	$10.239
Accumulation Unit Value at end of period	$13.138	$13.310	$12.551	$11.441	$12.012	$10.839	$7.093
Number of Accumulation Units outstanding at end of period (in thousands)	1,107	1,481	2,548	2,634	3,176	3,612	1,496
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.080	$12.371	$11.311	$11.911	$10.779	$7.075	$10.234
Accumulation Unit Value at end of period	$12.871	$13.080	$12.371	$11.311	$11.911	$10.779	$7.075
Number of Accumulation Units outstanding at end of period (in thousands)	297	286	394	414	483	440	180
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.928	$12.251	$11.224	$11.843	$10.740	$7.063	$10.230
Accumulation Unit Value at end of period	$12.697	$12.928	$12.251	$11.224	$11.843	$10.740	$7.063
Number of Accumulation Units outstanding at end of period (in thousands)	113	204	275	350	459	465	336
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.865	$17.923	$16.461	$17.413	$15.830	$10.436	$—
Accumulation Unit Value at end of period	$18.482	$18.865	$17.923	$16.461	$17.413	$15.830	$—
Number of Accumulation Units outstanding at end of period (in thousands)	164	149	146	188	264	200	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.703	$12.075	$11.096	$11.743	$10.681	$7.045	$10.225
Accumulation Unit Value at end of period	$12.439	$12.703	$12.075	$11.096	$11.743	$10.681	$7.045
Number of Accumulation Units outstanding at end of period (in thousands)	30	36	39	37	42	50	32
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.579	$17.704	$16.309	$17.304	$15.778	$10.433	$—
Accumulation Unit Value at end of period	$18.147	$18.579	$17.704	$16.309	$17.304	$15.778	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	9	5	6	8	8	—

153

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Putnam VT Global Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.401	$11.401	$10.150	$10.362	$9.185	$6.907	$10.295
Accumulation Unit Value at end of period	$14.424	$13.401	$11.401	$10.150	$10.362	$9.185	$6.907
Number of Accumulation Units outstanding at end of period (in thousands)	62	97	265	225	238	254	36
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.168	$11.237	$10.034	$10.274	$9.135	$6.889	$10.290
Accumulation Unit Value at end of period	$14.131	$13.168	$11.237	$10.034	$10.274	$9.135	$6.889
Number of Accumulation Units outstanding at end of period (in thousands)	4	11	19	14	14	13	3
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.016	$11.129	$9.957	$10.216	$9.101	$6.878	$10.287
Accumulation Unit Value at end of period	$13.939	$13.016	$11.129	$9.957	$10.216	$9.101	$6.878
Number of Accumulation Units outstanding at end of period (in thousands)	17	18	8	10	10	9	7
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.524	$16.736	$15.011	$15.440	$13.790	$10.447	$—
Accumulation Unit Value at end of period	$20.857	$19.524	$16.736	$15.011	$15.440	$13.790	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	9	13	13	9	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.790	$10.969	$9.843	$10.130	$9.051	$6.860	$10.281
Accumulation Unit Value at end of period	$13.656	$12.790	$10.969	$9.843	$10.130	$9.051	$6.860
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	3	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.228	$16.532	$14.872	$15.344	$13.744	$10.444	$—
Accumulation Unit Value at end of period	$20.480	$19.228	$16.532	$14.872	$15.344	$13.744	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Putnam VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.928	$7.881	$6.571	$8.043	$7.431	$6.062	$10.500
Accumulation Unit Value at end of period	$9.103	$9.928	$7.881	$6.571	$8.043	$7.431	$6.062
Number of Accumulation Units outstanding at end of period (in thousands)	53	63	42	52	55	76	35
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.755	$7.767	$6.496	$7.975	$7.391	$6.047	$10.495
Accumulation Unit Value at end of period	$8.918	$9.755	$7.767	$6.496	$7.975	$7.391	$6.047
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	6	7	7	21	7
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.642	$7.692	$6.446	$7.930	$7.363	$6.037	$10.491
Accumulation Unit Value at end of period	$8.797	$9.642	$7.692	$6.446	$7.930	$7.363	$6.037
Number of Accumulation Units outstanding at end of period (in thousands)	12	19	30	38	31	32	29
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.857	$13.482	$11.327	$13.967	$13.003	$10.686	$—
Accumulation Unit Value at end of period	$15.341	$16.857	$13.482	$11.327	$13.967	$13.003	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	1	6	6	6	6	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.474	$7.581	$6.373	$7.862	$7.323	$6.021	$10.486
Accumulation Unit Value at end of period	$8.618	$9.474	$7.581	$6.373	$7.862	$7.323	$6.021
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.601	$13.317	$11.222	$13.880	$12.960	$10.683	$—
Accumulation Unit Value at end of period	$15.063	$16.601	$13.317	$11.222	$13.880	$12.960	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

154

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Putnam VT International Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.368	$7.793	$6.509	$7.676	$7.284	$5.869	$10.579
Accumulation Unit Value at end of period	$8.340	$9.368	$7.793	$6.509	$7.676	$7.284	$5.869
Number of Accumulation Units outstanding at end of period (in thousands)	45	44	56	44	47	62	23
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.205	$7.680	$6.435	$7.611	$7.244	$5.854	$10.574
Accumulation Unit Value at end of period	$8.171	$9.205	$7.680	$6.435	$7.611	$7.244	$5.854
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	5	3	3	10	4
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.098	$7.606	$6.386	$7.568	$7.218	$5.844	$10.571
Accumulation Unit Value at end of period	$8.060	$9.098	$7.606	$6.386	$7.568	$7.218	$5.844
Number of Accumulation Units outstanding at end of period (in thousands)	2	7	13	13	12	12	10
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.520	$13.845	$11.652	$13.844	$13.237	$10.745	$—
Accumulation Unit Value at end of period	$14.597	$16.520	$13.845	$11.652	$13.844	$13.237	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	10	8	8	6	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.940	$7.497	$6.312	$7.503	$7.178	$5.829	$10.565
Accumulation Unit Value at end of period	$7.896	$8.940	$7.497	$6.312	$7.503	$7.178	$5.829
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.269	$13.676	$11.545	$13.757	$13.193	$10.741	$—
Accumulation Unit Value at end of period	$14.333	$16.269	$13.676	$11.545	$13.757	$13.193	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Putnam VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.683	$11.420	$9.882	$10.545	$8.509	$6.577	$10.314
Accumulation Unit Value at end of period	$15.956	$15.683	$11.420	$9.882	$10.545	$8.509	$6.577
Number of Accumulation Units outstanding at end of period (in thousands)	25	36	39	90	58	48	32
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.410	$11.256	$9.769	$10.455	$8.462	$6.560	$10.309
Accumulation Unit Value at end of period	$15.632	$15.410	$11.256	$9.769	$10.455	$8.462	$6.560
Number of Accumulation Units outstanding at end of period (in thousands)	18	31	13	22	9	10	2
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.231	$11.147	$9.694	$10.396	$8.431	$6.549	$10.305
Accumulation Unit Value at end of period	$15.419	$15.231	$11.147	$9.694	$10.396	$8.431	$6.549
Number of Accumulation Units outstanding at end of period (in thousands)	3	12	22	26	28	31	24
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.586	$18.038	$15.726	$16.908	$13.746	$10.705	$—
Accumulation Unit Value at end of period	$24.827	$24.586	$18.038	$15.726	$16.908	$13.746	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	4	2	1	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.967	$10.986	$9.583	$10.308	$8.385	$6.533	$10.300
Accumulation Unit Value at end of period	$15.106	$14.967	$10.986	$9.583	$10.308	$8.385	$6.533
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	4	5	4	5	1
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.213	$17.818	$15.581	$16.802	$13.701	$10.702	$—
Accumulation Unit Value at end of period	$24.377	$24.213	$17.818	$15.581	$16.802	$13.701	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	7	10	11	11	11	—

155

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.881	$9.126	$8.207	$9.919	$8.589	$5.063	$9.905
Accumulation Unit Value at end of period	$7.995	$8.881	$9.126	$8.207	$9.919	$8.589	$5.063
Number of Accumulation Units outstanding at end of period (in thousands)	209	270	694	805	1,103	1,088	560
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$8.727	$8.995	$8.113	$9.835	$8.542	$5.051	$9.900
Accumulation Unit Value at end of period	$7.833	$8.727	$8.995	$8.113	$9.835	$8.542	$5.051
Number of Accumulation Units outstanding at end of period (in thousands)	66	76	103	149	176	165	55
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.626	$8.908	$8.051	$9.779	$8.510	$5.042	$9.897
Accumulation Unit Value at end of period	$7.726	$8.626	$8.908	$8.051	$9.779	$8.510	$5.042
Number of Accumulation Units outstanding at end of period (in thousands)	40	68	176	201	222	207	130
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.578	$18.199	$16.488	$20.079	$17.517	$10.404	$—
Accumulation Unit Value at end of period	$15.705	$17.578	$18.199	$16.488	$20.079	$17.517	$—
Number of Accumulation Units outstanding at end of period (in thousands)	65	65	43	44	64	47	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.476	$8.780	$7.959	$9.697	$8.463	$5.029	$9.892
Accumulation Unit Value at end of period	$7.569	$8.476	$8.780	$7.959	$9.697	$8.463	$5.029
Number of Accumulation Units outstanding at end of period (in thousands)	6	27	37	53	56	59	13
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.311	$17.977	$16.336	$19.953	$17.459	$10.401	$—
Accumulation Unit Value at end of period	$15.420	$17.311	$17.977	$16.336	$19.953	$17.459	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	11	11	13	19	16	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.316	$9.363	$8.058	$9.178	$8.609	$6.396	$10.347
Accumulation Unit Value at end of period	$9.882	$11.316	$9.363	$8.058	$9.178	$8.609	$6.396
Number of Accumulation Units outstanding at end of period (in thousands)	846	1,065	684	898	782	519	223
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.120	$9.229	$7.966	$9.100	$8.562	$6.380	$10.341
Accumulation Unit Value at end of period	$9.681	$11.120	$9.229	$7.966	$9.100	$8.562	$6.380
Number of Accumulation Units outstanding at end of period (in thousands)	239	246	105	107	117	65	36
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.991	$9.140	$7.905	$9.049	$8.530	$6.369	$10.338
Accumulation Unit Value at end of period	$9.550	$10.991	$9.140	$7.905	$9.049	$8.530	$6.369
Number of Accumulation Units outstanding at end of period (in thousands)	27	42	55	73	80	84	75
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.240	$15.206	$13.184	$15.130	$14.299	$10.703	$—
Accumulation Unit Value at end of period	$15.809	$18.240	$15.206	$13.184	$15.130	$14.299	$—
Number of Accumulation Units outstanding at end of period (in thousands)	45	47	42	30	41	21	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.800	$9.008	$7.814	$8.972	$8.483	$6.353	$10.333
Accumulation Unit Value at end of period	$9.356	$10.800	$9.008	$7.814	$8.972	$8.483	$6.353
Number of Accumulation Units outstanding at end of period (in thousands)	10	10	10	12	12	8	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.963	$15.020	$13.062	$15.035	$14.252	$10.700	$—
Accumulation Unit Value at end of period	$15.522	$17.963	$15.020	$13.062	$15.035	$14.252	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	14	15	14	20	16	—

156

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Templeton Global Bond VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.268	$14.286	$12.633	$12.967	$11.535	$9.889	$9.906
Accumulation Unit Value at end of period	$14.272	$14.268	$14.286	$12.633	$12.967	$11.535	$9.889
Number of Accumulation Units outstanding at end of period (in thousands)	995	1,291	2,719	3,306	3,504	2,961	1,382
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.020	$14.080	$12.488	$12.857	$11.471	$9.864	$9.901
Accumulation Unit Value at end of period	$13.982	$14.020	$14.080	$12.488	$12.857	$11.471	$9.864
Number of Accumulation Units outstanding at end of period (in thousands)	237	254	756	884	894	773	373
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.858	$13.945	$12.393	$12.784	$11.429	$9.848	$9.897
Accumulation Unit Value at end of period	$13.792	$13.858	$13.945	$12.393	$12.784	$11.429	$9.848
Number of Accumulation Units outstanding at end of period (in thousands)	94	158	285	337	328	334	229
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.803	$14.933	$13.304	$13.759	$12.332	$10.652	$—
Accumulation Unit Value at end of period	$14.696	$14.803	$14.933	$13.304	$13.759	$12.332	$—
Number of Accumulation Units outstanding at end of period (in thousands)	241	270	282	273	238	139	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.617	$13.744	$12.251	$12.676	$11.367	$9.823	$9.892
Accumulation Unit Value at end of period	$13.512	$13.617	$13.744	$12.251	$12.676	$11.367	$9.823
Number of Accumulation Units outstanding at end of period (in thousands)	38	41	43	52	73	50	18
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.578	$14.751	$13.181	$13.673	$12.291	$10.649	$—
Accumulation Unit Value at end of period	$14.430	$14.578	$14.751	$13.181	$13.673	$12.291	$—
Number of Accumulation Units outstanding at end of period (in thousands)	87	117	119	169	98	62	—

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.033	$9.365	$7.867	$8.613	$8.159	$6.333	$10.340
Accumulation Unit Value at end of period	$11.495	$12.033	$9.365	$7.867	$8.613	$8.159	$6.333
Number of Accumulation Units outstanding at end of period (in thousands)	653	804	1,485	1,735	1,811	1,779	1,139
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$11.825	$9.230	$7.776	$8.540	$8.114	$6.317	$10.335
Accumulation Unit Value at end of period	$11.262	$11.825	$9.230	$7.776	$8.540	$8.114	$6.317
Number of Accumulation Units outstanding at end of period (in thousands)	210	216	347	395	406	429	229
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.687	$9.141	$7.717	$8.492	$8.085	$6.307	$10.332
Accumulation Unit Value at end of period	$11.109	$11.687	$9.141	$7.717	$8.492	$8.085	$6.307
Number of Accumulation Units outstanding at end of period (in thousands)	70	100	193	241	243	253	194
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.453	$15.253	$12.909	$14.241	$13.592	$10.629	$—
Accumulation Unit Value at end of period	$18.445	$19.453	$15.253	$12.909	$14.241	$13.592	$—
Number of Accumulation Units outstanding at end of period (in thousands)	44	94	53	55	42	41	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.484	$9.009	$7.629	$8.420	$8.040	$6.291	$10.326
Accumulation Unit Value at end of period	$10.883	$11.484	$9.009	$7.629	$8.420	$8.040	$6.291
Number of Accumulation Units outstanding at end of period (in thousands)	23	28	45	65	70	70	52
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.158	$15.066	$12.790	$14.151	$13.547	$10.626	$—
Accumulation Unit Value at end of period	$18.110	$19.158	$15.066	$12.790	$14.151	$13.547	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	8	8	15	13	—

157

Sub-Account	As of December 31,
	2014	2013	2012	2011	2010	2009	2008
UIF Mid Cap Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.469	$11.438	$10.719	$11.739	$9.023	$5.829	$10.714
Accumulation Unit Value at end of period	$15.496	$15.469	$11.438	$10.719	$11.739	$9.023	$5.829
Number of Accumulation Units outstanding at end of period (in thousands)	93	133	440	704	696	738	503
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.201	$11.274	$10.596	$11.640	$8.973	$5.814	$10.709
Accumulation Unit Value at end of period	$15.182	$15.201	$11.274	$10.596	$11.640	$8.973	$5.814
Number of Accumulation Units outstanding at end of period (in thousands)	26	30	125	178	165	154	99
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.025	$11.166	$10.515	$11.574	$8.941	$5.805	$10.706
Accumulation Unit Value at end of period	$14.976	$15.025	$11.166	$10.515	$11.574	$8.941	$5.805
Number of Accumulation Units outstanding at end of period (in thousands)	23	34	79	89	125	130	119
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.280	$19.579	$18.485	$20.397	$15.795	$10.281	$—
Accumulation Unit Value at end of period	$26.130	$26.280	$19.579	$18.485	$20.397	$15.795	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	23	18	24	21	21	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.764	$11.005	$10.395	$11.477	$8.892	$5.790	$10.700
Accumulation Unit Value at end of period	$14.672	$14.764	$11.005	$10.395	$11.477	$8.892	$5.790
Number of Accumulation Units outstanding at end of period (in thousands)	11	14	22	37	38	38	19
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.882	$19.340	$18.314	$20.270	$15.744	$10.278	$—
Accumulation Unit Value at end of period	$25.657	$25.882	$19.340	$18.314	$20.270	$15.744	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	7	5	6	7	8	—
(a) Inception date October 20, 2014.

SA-1

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)		All financial statements are included in Part A and Part B of the Registration Statement
(b)	(1)	Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
	(2)	Not applicable.
	(3)	(a) Amended and Restated Principal Underwriter Agreement. (3)
	(3)	(b) Form of Dealer Agreement. (1)
	(4)	(a) Form of Individual Flexible Premium Variable Annuity Contract. (2)
	(4)	(b) Principal First (4)
	(4)	(c) MAV / MAV Plus (4)
	(4)	(d) Lifetime Income Foundation Rider (Single) (4)
	(4)	(e) Lifetime Income Foundation Rider (Joint Life / Spousal) (4)
	(4)	(f) Lifetime Income Builder II Rider (Single) (4)
	(4)	(g) Lifetime Income Builder II Rider (Joint Life / Spousal) (4)
	(4)	(h) The Hartford's Lifetime Income Builder Selects Rider (Single) (4)
	(4)	(i) The Hartford's Lifetime Income Builder Selects Rider (Joint Life / Spousal) (4)
	(4)	(j) The Hartford's Lifetime Income Builder Portfolios Rider (Single) (4)
	(4)	(k) The Hartford's Lifetime Income Builder Portfolios Rider (Joint Life / Spousal) (4)
	(5)	Form of Application. (2)
	(6)	(a) Certificate of Incorporation of Hartford. (5)
	(6)	(b) Amended and Restated Bylaws of Hartford. (7)
	(7)	Form of Reinsurance Agreement. (3)
	(8)	Fund Participation Agreements and Amendments (4)
(a) AIM Variable Insurance Funds (4)
(b) AllianceBernstein Variable Products Series Fund, Inc. (4)
(c) Fidelity Variable Insurance Products Funds (4)
(d) Franklin Templeton Variable Insurance Products Trust (4)
(e) Hartford HLS Funds (4)
Hartford Series Fund, Inc. (4)
(f) Lord Abbett & Co., LLC (4)
(g) MFS Variable Insurance Trust (4)
(h) Oppenheimer Variable Account Funds (4)
(i) Putnam Variable Trust (4)
(j) The Universal Institutional Funds, Inc. (4)

(k) Guarantee Agreement, between Hartford Life and Accident Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993. (6)

(l) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997. (6)
	(9)	Opinion and Consent of Lisa Proch, Assistant General Counsel.
	(10)	Consents of Deloitte & Touche LLP.
	(11)	No financial statements are omitted
	(12)	Not applicable.
	(99)	Copy of Power of Attorney.

(1) Incorporated by reference to the Initial Registration Statement File No.
333-148561 dated January 9, 2008.

(2) Incorporated by reference to Post-Effective Amendment No. 2 to the
Registration Statement on Form N-4, File No. 333-148564 filed on July 21,
2008.

(3) Incorporated by reference to Post-Effective Amendment No. 3 to the
Registration Statement on Form N-4, File No. 333-148564 filed on February
9, 2009.

(4) Incorporated by reference Post-Effective Amendment No. 6 to the
Registration Statement on Form N-4, File No. 333-148561, filed on April 23,
2012.

(5) Incorporated by reference to Post-Effective Amendment No. 7 to the
Registration Statement File No. 333-136545 filed on May 1, 2009.

(6) Incorporated by reference to Post-Effective Amendment No. 9, to the
Registration Statement on Form N-4, File No. 333-148565, filed on May 3,
2010.

(7) Incorporated by reference to Post-Effective Amendment No. 7 to the
Registration Statement File No. 333-176152, filed on April 25, 2014.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION
Thomas S. Barnes	Vice President
Ellen T. Below	Vice President
John B. Brady	Actuary, Vice President
Michael R. Chesman (1)	Senior Vice President, Director of Taxes
Robert A. Cornell	Actuary, Vice President
Richard G. Costello	Assistant General Counsel and Senior Vice President
George Eknaian	Chief Actuary, Senior Vice President
Csaba Gabor	Chief Compliance Officer of Separate Accounts
John W. Gallant	Vice President
Michael R. Hazel	Vice President, Controller
Donna R. Jarvis	Actuary, Vice President
Brion S. Johnson (1)	President, Chairman of the Board, Director*
Alan J. Kreczko (1)	Executive Vice President, General Counsel
Lisa S. Levin (1)	Corporate Secretary
Craig D. Morrow	Appointed Actuary, Vice President
Mark J. Niland (1)	Senior Vice President, Director*
Robert W. Paiano (1)	Treasurer, Senior Vice President, Director*
Lisa M. Proch	Chief Compliance Officer of Talcott Resolution, Vice President
David G. Robinson (1)	Senior Vice President
Peter F. Sannizzaro	Senior Vice President, Chief Accounting Officer, Chief Financial Officer

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

* Denotes Board of Directors.

(1) Address: One Hartford Plaza, Hartford, CT 06155

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement File No. 333-176150, filed on April 20, 2015.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 28, 2015, there were 144,889 Contract Owners.

ITEM 28. INDEMNIFICATION
Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by laws. For purposes of the by laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) HSD acts as principal underwriter for the following investment companies:
Hartford Life Insurance Company - DC Variable Account I
Hartford Life Insurance Company - Separate Account One
Hartford Life Insurance Company - Separate Account Two
Hartford Life Insurance Company - Separate Account Two (DC Variable Account
II)
Hartford Life Insurance Company - Separate Account Two (QP Variable
Account)
Hartford Life Insurance Company - Separate Account Two (Variable Account
"A")
Hartford Life Insurance Company - Separate Account Two (NQ Variable
Account)
Hartford Life Insurance Company - Separate Account Ten
Hartford Life Insurance Company - Separate Account Three
Hartford Life Insurance Company - Separate Account Five
Hartford Life Insurance Company - Separate Account Seven
Hartford Life Insurance Company - Separate Account Eleven
Hartford Life Insurance Company - Separate Account Twelve
Hartford Life and Annuity Insurance Company - Separate Account One
Hartford Life and Annuity Insurance Company - Separate Account Ten
Hartford Life and Annuity Insurance Company - Separate Account Three
Hartford Life and Annuity Insurance Company - Separate Account Five
Hartford Life and Annuity Insurance Company - Separate Account Six
Hartford Life and Annuity Insurance Company - Separate Account Seven

(b) Directors and Officers of HSD

POSITIONS AND OFFICES
NAME                    WITH UNDERWRITER

Diana Benken                Chief Financial Officer, Controller/FINOP
Christopher S. Conner (1)            AML Compliance OFficer, Chief Compliance Officer, Privacy Officer, Secretary
Christopher J. Dagnault (2)            President, Chief Executive Officer, Director
Aidan Kidney                Chairman of the Board, Director
Kathleen E. Jorens (3)                Vice President, Assistant Treasurer
Robert W. Paiano (3)                Senior Vice President, Treasurer
Michael Chesman                Senior Vice President, Director of Taxes
Andrew Diaz-Matos                Vice President
Donald C. Hunt                Vice President
Mark M. Sosha                Vice President
Jane Krajewski                Director

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 07089.

(1) Address: 1500 Liberty Ridge Dr., Wayne, PA 19087
(2) Address: 500 Bielenberg Drive, Woodbury, MN 55125
(3) Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut
06089.

ITEM 31. MANAGEMENT SERVICES

All management contracts are discussed in Part A and Part B of this
Registration Statement.

ITEM 32. UNDERTAKINGS

(a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

(b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on April 22, 2015.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (Registrant)

By:	Brion S. Johnson*	*By:	/s/ Lisa Proch
	Brion S. Johnson		Lisa Proch
	President, Chief Executive Officer,		Attorney-in-Fact
Chairman of the Board

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:	Brion S. Johnson*
Brion S. Johnson
President, Chief Executive Officer,
Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Brion S. Johnson, President, Chief Executive Officer,
Chairman of the Board, Director*
Mark J. Niland, Senior Vice President, Director*	*By:	/s/ Lisa Proch
Robert W. Paiano, Senior Vice President, Treasurer,		Lisa Proch
Director* Attorney-in-Fact		Attorney-in-Fact
Peter F. Sannizzaro, Senior Vice President,	Date:	April 22, 2015
Chief Accounting Officer, Chief Financial Officer

EXHIBIT INDEX
(9)	Opinion and Consent of Lisa Proch, Assistant General Counsel
(10)	Consents of Deloitte & Touche LLP
(99)	Power of Attorney